UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      File No.  333-28995

     Pre-Effective Amendment No.                                             |_|



     Post-Effective Amendment No. 23                                         |X|



                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                             File No.  811-08241



     Amendment No. 24                                                        |X|



                        (Check appropriate box or boxes.)


                         NATIONWIDE VARIABLE ACCOUNT - 9
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                        NATIONWIDE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                               (Name of Depositor)


                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------
         (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code          (614) 249-7111
                                                           ---------------------




     THOMAS E. BARNES, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)






Approximate Date of Proposed Public Offering        JUNE 1, 2005
                                                    ----------------------------




It is proposed that this filing will become effective (check appropriate box)

|_|  immediately upon filing pursuant to paragraph (b)


|X|  on June 1, 2005 pursuant to paragraph (b)


|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered     MODIFIED SINGLE PREMIUM DEFERRED
                                         VARIABLE ANNUITY CONTRACT
                                         ---------------------------------------

Nationwide Life Insurance Company:
o        Nationwide Variable Account-9


                   Prospectus supplement dated June 1, 2005 to
                          Prospectus dated May 1, 2005

--------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------


1. Effective June 1, 2005, the following underlying mutual funds are available under the contracts:

W&R Target Funds, Inc.

o    Global Natural Resources Portfolio

o    Mid Cap Growth Portfolio

2. Effective June 1, 2005, the W&R Target Funds, Inc. - Mid Cap Growth Portfolio mutual fund is an available investment option under the Capital Preservation Plus Option.

3.   Effective June 1, 2005, the last paragraph of the "Legal Proceedings"
     Section is replaced with the following:

On April 29, 2005, Waddell & Reed, Inc. entered into a Decision & Order of Offer of Settlement with the NASD Department of Enforcement ("DOE") settling a regulatory action brought by the DOE on January 14, 2004 (Case No. CAF040002) alleging that Waddell & Reed violated NASD Conduct Rules 2110, 2310, 3010 and 3110, and ss. 17(a)(1) of the Securities Exchange Act of 1934 and Rule 17a-3(A)(6) thereunder, relating to exchanges made by certain of its clients of their variable annuity policies. The case also alleged violations of NASD rules by Waddell & Reed's former President, Robert L. Hechler, and its former National Sales Manager, Robert J. Williams, Jr. The DOE alleged that Waddell & Reed failed to take adequate steps to determine whether there were reasonable grounds for the clients to enter into the exchanges, such as determining whether the customers were likely to benefit or lose money from the exchanges, failed to establish sufficient guidance for the sales force to use in determining the suitability of the exchanges, failed to establish and maintain supervisory procedures or a system to supervise the activities of its advisors that was reasonably designed to achieve compliance with the requirements of the NASD's suitability rule, and failed to maintain books and records regarding orders for unexecuted variable annuity exchanges. Without admitting or denying the allegations, Waddell & Reed agreed to be censured, pay a fine of $5 million and pay client restitution of $11 million. Without admitting or denying the allegations, Robert Hechler and Robert Williams each agreed to fines of $150,000 and six-month suspensions.

4. Effective June 1, 2005, "Appendix A: Underlying Mutual Funds" is amended to include the following:

W&R TARGET FUNDS, INC. - GLOBAL NATURAL RESOURCES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Investment Adviser:                             Waddell & Reed Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
Sub-Adviser:                                    Mackenzie Financial Corporation
------------------------------------------------------------------------------------------------------------------------------------
Investment Objective:                           To provide long-term growth.
------------------------------------------------------------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - MID CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Investment Adviser:                             Waddell & Reed Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
Investment Objective:                           To provide growth of your investment.
------------------------------------------------------------------------------------------------------------------------------------

5. Effective June 1, 2005, "Appendix B: Condensed Financial Information" is amended to include the following after the first sentence in the fourth paragraph:

The Waddell & Reed Target Funds - Global Natural Resources Portfolio and Waddell & Reed Target Funds - Mid Cap Growth Portfolio were added to the variable account effective June 1, 2005.

                        NATIONWIDE LIFE INSURANCE COMPANY
           Modified Single Premium Deferred Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                   Account-9

                  The date of this prospectus is May 1, 2005.

--------------------------------------------------------------------------------

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.


The Statement of Additional Information (dated May 1, 2005), which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 42. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:


                              Nationwide Life Insurance Company
                              One Nationwide Plaza, RR1-04-F4
                              Columbus, Ohio 43215


The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: WWW.SEC.GOV. Information about this and other Best of America products can be found at:
WWW.NATIONWIDEFINANCIAL.COM.


BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value. The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits. A contract without credits may cost less. Additionally, the cost of electing the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the credits.
--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract.


AIM VARIABLE INSURANCE FUNDS
o    AIM V.I. Balanced Fund: Series I Shares
o    AIM V.I. Blue Chip Fund: Series I Shares
o    AIM V.I. Capital Appreciation Fund: Series I Shares
o    AIM V.I. Core Stock Fund: Series I Shares
o    AIM V.I. International Growth Fund: Series I Shares
o    AIM V.I. Premier Equity Fund: Series I Shares
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Income & Growth Fund: Class I
o    American Century VP Ultra Fund: Class I
o    American Century VP Value Fund: Class I*

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o    American Century VP Inflation Protection Fund: Class II

BB&T VARIABLE INSURANCE FUNDS
o BB&T Capital Manager Equity VIF (formerly, BB&T Capital Manager Aggressive Growth Fund)
o    BB&T Large Cap Value VIF (formerly, BB&T Growth and Income Fund)
o    BB&T Large Company Growth VIF
o    BB&T Mid Cap Growth VIF (formerly, BB&T Capital Appreciation Fund)
DREYFUS
o    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service
     Shares
o    Dreyfus Stock Index Fund, Inc.: Initial Shares
o    Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
o    Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial
     Shares
FEDERATED INSURANCE SERIES
o    Federated Quality Bond Fund II: Primary Shares
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class*
o    VIP Growth Portfolio: Service Class
o    VIP High Income Portfolio: Service Class*
o    VIP Overseas Portfolio: Service Class R+
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP Contrafund(R) Portfolio: Service Class
o    VIP Investment Grade Bond Portfolio: Service Class*
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP Value Strategies Portfolio: Service Class
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
o    First Horizon Capital Appreciation Portfolio
o First Horizon Core Equity Portfolio (formerly, First Horizon Growth & Income Portfolio)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o    Templeton Foreign Securities Fund: Class 1
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o    Dreyfus GVIT International Value Fund: Class III+
o    Dreyfus GVIT Mid Cap Index Fund: Class I
o    Federated GVIT High Income Bond Fund: Class III*+
o    Gartmore GVIT Emerging Markets Fund: Class III+

o    Gartmore GVIT Global Health Sciences Fund: Class III+
o    Gartmore GVIT Global Technology and Communications Fund: Class III+
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Growth Fund: Class I
o    Gartmore GVIT International Growth Fund: Class III+
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
          Class II
     >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class
          II
     >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o    Gartmore GVIT Mid Cap Growth Fund: Class I
o    Gartmore GVIT Money Market Fund: Class I
o    Gartmore GVIT Nationwide(R) Fund: Class I
o    Gartmore GVIT Nationwide(R) Leaders Fund: Class III+
o    Gartmore GVIT U.S. Growth Leaders Fund: Class III+
o    Gartmore GVIT Worldwide Leaders Fund: Class III+
o    GVIT Small Cap Growth Fund: Class I
o    GVIT Small Cap Value Fund: Class I
o    GVIT Small Company Fund: Class I
o    J.P. Morgan GVIT Balanced Fund: Class I
o    Van Kampen GVIT Comstock Value Fund: Class I (formerly, Comstock GVIT Value
     Fund: Class I)*
o    Van Kampen GVIT Multi Sector Bond Fund: Class I*
J.P. MORGAN SERIES TRUST II
o    J.P. Morgan Mid Cap Value Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Guardian Portfolio
o    AMT Limited Maturity Bond Portfolio: Class I*
o    AMT Partners Portfolio
o    AMT Socially Responsive Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Aggressive Growth Fund/VA: Non-Service Shares
o    Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
o    Oppenheimer Global Securities Fund/VA: Class 3+
o    Oppenheimer Main Street(R) Fund/VA: Non-Service Shares

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    International Magnum Portfolio: Class I
o    U.S. Real Estate Portfolio: Class I
VICTORY VARIABLE INSURANCE FUNDS
o    Diversified Stock Fund: Class A

W&R TARGET FUNDS, INC.
o    Asset Strategy Portfolio
o    Balanced Portfolio
o    Bond Portfolio
o    Core Equity Portfolio
o    Dividend Income Portfolio
o    Growth Portfolio
o    High Income Portfolio*
o    International Growth Portfolio (formerly, International Portfolio)
o    International Value Portfolio (formerly, International II Portfolio)
o    Limited-Term Bond Portfolio
o    Micro Cap Growth Portfolio
o    Money Market Portfolio
o    Mortgage Securities Portfolio
o    Real Estate Securities
o    Science and Technology Portfolio
o    Small Cap Growth Portfolio (formerly, Small Cap Portfolio)
o    Small Cap Value Portfolio
o    Value Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUND IS ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2000:

CREDIT SUISSE TRUST
o    Large Cap Value Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP Growth Opportunities Portfolio: Service Class
VAN ECK WORLDWIDE INSURANCE TRUST
o    Worldwide Emerging Markets Fund: Class R+
o    Worldwide Hard Assets Fund: Class R+
VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Mid Cap Growth Portfolio: Class I

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

DREYFUS
o Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Global Financial Services Fund: Class III+
o    Gartmore GVIT Global Utilities Fund: Class III+

JANUS ASPEN SERIES
o    Forty Portfolio: Service Shares (formerly, Capital Appreciation Portfolio:
     Service Shares)
o    Global Technology Portfolio: Service II Shares+
o    International Growth Portfolio: Service II Shares+
o Risk Managed Core Portfolio: Service Shares (formerly, Risk-Managed Large Cap Core Portfolio: Service Shares)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Mid-Cap Growth Portfolio: Class I

WELLS FARGO VARIABLE TRUST FUNDS
o Wells Fargo Advantage Opportunity Fund VT (formerly, Strong Opportunity Fund II, Inc: Investor Class)

THE FOLLOWING UNDERLYING MUTUAL FUND IS ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2005:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP International Fund: Class III+


EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP International Fund: Class I

CREDIT SUISSE TRUST
o    Global Small Cap Portfolio (formerly, Global Post-Venture Capital
     Portfolio)
o    International Focus Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Overseas Portfolio: Service Class
GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Emerging Markets Fund: Class I
o    Gartmore GVIT Global Technology and Communications Fund: Class I
o    Gartmore GVIT International Growth Fund: Class I
JANUS ASPEN SERIES
o    Global Technology Portfolio: Service Shares
o    International Growth Portfolio: Service Shares



EFFECTIVE MAY 1, 2003, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Worldwide Leaders Fund: Class I
OPPENHEIMER VARIABLE ACCOUNT FUNDS

o    Oppenheimer Global Securities Fund/VA: Non-Service Shares


EFFECTIVE MAY 1, 2004, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:


DREYFUS
o    Dreyfus Variable Investment Fund - International Value Portfolio: Initial
     Shares

VAN ECK WORLDWIDE INSURANCE TRUST
o    Worldwide Emerging Markets Fund: Initial Class
o    Worldwide Hard Assets Fund: Initial Class
VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Emerging Markets Debt Portfolio: Class I


EFFECTIVE MAY 1, 2005, THE FOLLOWING UNDERLYING MUTUAL FUND IS NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o    Federated GVIT High Income Bond Fund: Class I*


*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans that receive favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract that qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract that qualifies for favorable tax treatment under
Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................
TABLE OF CONTENTS.............................................
CONTRACT EXPENSES.............................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................
EXAMPLE.......................................................
SYNOPSIS OF THE CONTRACTS.....................................

     Minimum Initial and Subsequent Purchase Payments
     Purpose of the Contract
     Charges and Expenses
     Annuity Payments
     Taxation
     Ten Day Free Look

FINANCIAL STATEMENTS..........................................
CONDENSED FINANCIAL INFORMATION...............................
NATIONWIDE LIFE INSURANCE COMPANY.............................
NATIONWIDE INVESTMENT SERVICES CORPORATION....................
SECURITY DISTRIBUTORS, INC....................................
WADDELL & REED, INC...........................................
INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account
THE CONTRACT IN GENERAL.......................................
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability
STANDARD CHARGES AND DEDUCTIONS...............................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees
OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS............
     Reduced Purchase Payment Option
     CDSC Options and Charges
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Extra Value Option
     Beneficiary Protector Option
     Capital Preservation Plus Option
REMOVAL OF VARIABLE ACCOUNT CHARGES...........................
CONTRACT OWNERSHIP............................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests
     Transfer Restrictions
RIGHT TO REVOKE...............................................
SURRENDER (REDEMPTION)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program or
        a Louisiana Optional Retirement Plan
LOAN PRIVILEGE................................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
ASSIGNMENT....................................................
CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
ANNUITY COMMENCEMENT DATE.....................................
ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options
     Annuity Payment Options
DEATH BENEFITS................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment
STATEMENTS AND REPORTS........................................
LEGAL PROCEEDINGS.............................................
ADVERTISING ..................................................
     Money Market Yields
     Historical Performance of the Sub-Accounts
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......
APPENDIX A: UNDERLYING MUTUAL FUNDS...........................
APPENDIX B: CONDENSED FINANCIAL INFORMATION...................
APPENDIX C: CONTRACT TYPES AND TAX INFORMATION................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

------------------------------------------------------------------------------------------------------------------------------------
                                                  CONTRACT OWNER TRANSACTION EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") (as a percentage of purchase payments surrendered)....................      7%   1

MAXIMUM LOAN PROCESSING FEE..............................................................................................     $25  2

MAXIMUM SHORT-TERM TRADING FEE (as a percentage of transaction amount)..................................................      1%

MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments).......................................................      5%   3
----------------------------------------------------------------------------------------------------------------------------- ------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                                                      RECURRING CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL LOAN INTEREST CHARGE..............................................................................................     2.25%4

VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)5

     MORTALITY AND EXPENSE RISK CHARGE...................................................................................     0.95%

     REDUCED PURCHASE PAYMENT OPTION.....................................................................................     0.25%6
     Total Variable Account Charges (including this option only).........................................................     1.20%
     FIVE YEAR CDSC OPTION...............................................................................................     0.15%7
     Total Variable Account Charges (including this option only).........................................................     1.10%
------------------------------------------------------------------------------------------------------------------------------------
                                                       (CONTINUED ON NEXT PAGE)
------------------------------------------------------------------------------------------------------------------------------------


-------------------------

1    Range of CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
NUMBER OF COMPLETED YEARS FROM         0          1          2          3           4          5          6          7
DATE OF PURCHASE PAYMENT
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                        7%         7%         6%          5%         4%         3%         2%          0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(1) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.

5 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

6 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.

7    Range of Five Year CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
NUMBER OF COMPLETED YEARS FROM         0          1          2          3           4          5
DATE OF PURCHASE PAYMENT
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
CDSC PERCENTAGE                        7%         7%         6%          4%         2%         0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.


------------------------------------------------------------------------------------------------------------------------------------
                                                RECURRING CONTRACT EXPENSES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

     CDSC WAIVER OPTIONS (an applicant may elect one or more)

         ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER......................................................     0.10%1
         Total Variable Account Charges (including this option only).....................................................     1.05%

         10 YEAR AND DISABILITY WAIVER (AVAILABLE FOR TAX SHELTERED ANNUITIES ONLY)......................................     0.05%
         Total Variable Account Charges (including this option only).....................................................     1.00%

         HARDSHIP WAIVER (AVAILABLE FOR TAX SHELTERED ANNUITIES ONLY)....................................................     0.15%
         Total Variable Account Charges (including this option only).....................................................     1.10%

     DEATH BENEFIT OPTIONS (an applicant may elect one or two)

         ONE-YEAR ENHANCED DEATH BENEFIT WITH LONG TERM CARE/NURSING HOME WAIVER AND SPOUSAL PROTECTION OPTION 2 (available
         beginning January 2, 2001 or a later date if state law requires)................................................     0.15%
         Total Variable Account Charges (including this option only).....................................................     1.10%

         ONE-YEAR STEP UP DEATH BENEFIT OPTION 3 (available until state approval is received for the One-Year Enhanced
         Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)............................     0.05%
         Total Variable Account Charges (including this option only).....................................................     1.00%

         GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT WITH LONG TERM CARE/NURSING HOME WAIVER AND SPOUSAL PROTECTION
         OPTION 4 (available beginning January 2, 2001 or a later date if state law requires)............................     0.20%
         Total Variable Account Charges (including this option only).....................................................     1.15%

         5% ENHANCED DEATH BENEFIT OPTION 5 (available until state approval is received for the Greater of One-Year or 5%
         Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)...................     0.10%
         Total Variable Account Charges (including this option only).....................................................     1.05%

     GUARANTEED MINIMUM INCOME BENEFIT OPTIONS (no longer available effective
     May 1, 2003) (an applicant could elect one or both)

         GUARANTEED MINIMUM INCOME BENEFIT OPTION 1......................................................................     0.45%
         Total Variable Account Charges (including this option only).....................................................     1.40%

         GUARANTEED MINIMUM INCOME BENEFIT OPTION 2......................................................................     0.30%
         Total Variable Account Charges (including this option only).....................................................     1.25%

     EXTRA VALUE OPTION..................................................................................................     0.45%1
     Total Variable Account Charges (including this option only).........................................................     1.40%
         In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%.
------------------------------------------------------------------------------------------------------------------------------------
                                                       (CONTINUED ON NEXT PAGE)
------------------------------------------------------------------------------------------------------------------------------------



-------------------

1 If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.

2    This option may not be elected with another death benefit option.

3 This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.

4    This option may not be elected with another death benefit option.

5 This option may be elected alone or along with One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.

6 Nationwide will discontinue deducting the charge associated with the Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option.


------------------------------------------------------------------------------------------------------------------------------------
                                                RECURRING CONTRACT EXPENSES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

     BENEFICIARY PROTECTOR OPTION........................................................................................     0.40%1
     Total Variable Account Charges (including this option only).........................................................     1.35%
         In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.

     CAPITAL PRESERVATION PLUS OPTION....................................................................................     0.50%2
     Total Variable Account Charges (including this option only).........................................................     1.45%
         In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
------------------------------------------------------------------------------------------------------------------------------------

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

------------------------------------------------------------------------------------------------------------------------------------
                                                 SUMMARY OF MAXIMUM CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge (applicable to all contracts)..........................................................     0.95%
Reduced Purchase Payment Option..........................................................................................     0.25%
Five Year CDSC Option....................................................................................................     0.15%
Additional Withdrawal Without Charge and Disability Waiver...............................................................     0.10%
10 Year and Disability Waiver (Tax Sheltered Annuities only).............................................................     0.05%
Hardship Waiver (Tax Sheltered Annuities only)...........................................................................     0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option...
                                                                                                                              0.20%
Guaranteed Minimum Income Benefit Option 1...............................................................................     0.45%
Guaranteed Minimum Income Benefit Option 2...............................................................................     0.30%
Extra Value Option.......................................................................................................     0.45%
Beneficiary Protector Option.............................................................................................     0.40%
Capital Preservation Plus Option.........................................................................................     0.50%
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES                                                                               3.95%
------------------------------------------------------------------------------------------------------------------------------------


UNDERLYING MUTUAL FUND ANNUAL EXPENSES


The next table shows the minimum and maximum total operating expenses, as of December 31, 2004, charged by the underlying mutual funds periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.


-----------------------------------------------------------------------------------------------------------------------------------
Total Annual Underlying Mutual Fund Operating Expenses                                                     Minimum      Maximum
-----------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from underlying mutual fund assets, including                                  0.26%         2.05%
management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)
-----------------------------------------------------------------------------------------------------------------------------------


The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.


The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III

o Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R

o    GVIT - Dreyfus GVIT International Value Fund: Class III

o    GVIT - Federated GVIT High Income Bond Fund: Class III

o    GVIT - Gartmore GVIT Emerging Markets Fund: Class III

o    GVIT - Gartmore GVIT Global Financial Services Fund: Class III

o    GVIT - Gartmore GVIT Global Health Sciences Fund: Class III

o    GVIT - Gartmore GVIT Global Technology and Communications Fund: Class III

o    GVIT - Gartmore GVIT Global Utilities Fund: Class III

o    GVIT - Gartmore GVIT International Growth Fund: Class III

o    GVIT - Gartmore GVIT Nationwide Leaders Fund: Class III

o    GVIT - Gartmore GVIT U.S. Growth Leaders Fund: Class III

o    GVIT - Gartmore GVIT Worldwide Leaders Fund: Class III

o    Janus Aspen Series - Global Technology Portfolio: Service II Shares


--------------------

1 The Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected.

2 The Capital Preservation Plus Option may only be elected at the time of application or within the first 60 days after the contract is issued. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

o    Janus Aspen Series - International Growth Portfolio: Service II Shares

o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class 3

o    Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class
     R

o    Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R


EXAMPLE


This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds;

o    the 7 year CDSC schedule; and

o the total variable account charges associated with the most expensive combination of optional benefits (3.95%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (2.05%)       1,225   2,291  3,324   5,944    630   1,866   3,069   5,944     *    1,866   3,069    5,944
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.26%)       1,037   1,759  2,491   4,538    442   1,334   2,236   4,538     *    1,334   2,236    4,538
------------------------------------------------------------------------------------------------------------------------------------


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:

o    Charitable Remainder Trusts;

o Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*;

o    Investment-only Contracts (Qualified Plans);

o    Non-Qualified Contracts;

o    Roth IRAs;

o    Simplified Employee Pension IRAs ("SEP IRAs");

o    Simple IRAs; and

o Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix C.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
     CONTRACT        MINIMUM INITIAL        MINIMUM
       TYPE          PURCHASE PAYMENT     SUBSEQUENT
                                           PAYMENTS
-------------------- ----------------- ------------------
Charitable               $15,000            $1,000
Remainder Trust
-------------------- ----------------- ------------------
IRA                      $15,000            $1,000
-------------------- ----------------- ------------------
Investment-only          $15,000            $1,000
-------------------- ----------------- ------------------
Non-Qualified            $15,000            $1,000
-------------------- ----------------- ------------------
Roth IRA                 $15,000            $1,000
-------------------- ----------------- ------------------
SEP IRA                  $15,000            $1,000
-------------------- ----------------- ------------------
Simple IRA               $15,000            $1,000
-------------------- ----------------- ------------------
Tax Sheltered            $15,000            $1,000
Annuity
-------------------- ----------------- ------------------

If the contract owner elects the Reduced Purchase Payment Option at the time of application, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PURPOSE OF THE CONTRACT


The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used:

o    by institutional investors;

o    in connection with other Nationwide contracts that have the same annuitant;
     or

o in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment). Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.


CHARGES AND EXPENSES

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.



CDSC Options

There are several CDSC options that are available to contract owners at the time of application. Each CDSC option has different characteristics and costs. The annual charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:

----------------------------- --------------- ----------------
           OPTION             CONTRACT TYPE    ANNUAL CHARGE
----------------------------- --------------- ----------------
Five Year CDSC Option         All*                 0.15%
----------------------------- --------------- ----------------
Additional Withdrawal         All                  0.10%
Without Charge and
Disability Waiver
----------------------------- --------------- ----------------
10 Year and Disability        Tax Sheltered        0.05%
Waiver                        Annuities
----------------------------- --------------- ----------------
Hardship Waiver               Tax Sheltered        0.15%
                              Annuities
----------------------------- --------------- ----------------
*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Reduced Purchase Payment Option

A Reduced Purchase Payment Option is available at the time of application. If the contract owner elects this option, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account. This option is not available for contracts issued as Investment-only Contracts.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

--------------------------------------------------- ----------
DEATH BENEFIT OPTIONS                               CHARGE*
--------------------------------------------------- ----------
One-Year Enhanced Death Benefit with Long Term      0.15%
Care/Nursing Home Waiver and Spousal Protection
Option1
--------------------------------------------------- ----------
One-Year Step Up Death Benefit Option2              0.05%
--------------------------------------------------- ----------
Greater of One-Year or 5% Enhanced Death Benefit    0.20%
with Long Term Care/Nursing Home Waiver and
Spousal Protection Option3
--------------------------------------------------- ----------
5% Enhanced Death Benefit Option4                   0.10%
--------------------------------------------------- ----------

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

1 The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

2 The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option. This option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.

3 The Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

4 The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option. This option may be elected along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available at the time of application. If the contract owner elected one or both of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the daily net assets of the variable account, depending on the option(s) chosen (see "Guaranteed Minimum Income Benefit Options").

Extra Value Option

An Extra Value Option is available under the contract at the time of application. If the contract owner elects the Extra Value Option on the application, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge seven years from the date the contract was issued. Additionally, allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits. Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Beneficiary Protector Option

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge. See "Beneficiary Protector Option."

Capital Preservation Plus Option


The Capital Preservation Plus Option may only be elected at the time of application or within the first 60 days after the contract is issued. If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.


Charges for Optional Benefits

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued, whether the contract annuitized during that period or not.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options"). Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS


Financial statements for the variable account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, free of charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.


CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained, free of charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide.

SECURITY DISTRIBUTORS, INC.

The contracts are also distributed by the general distributor, Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001.

WADDELL & REED, INC.

The contracts are also distributed by Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park Kansas 66202.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed above are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS


Guaranteed Term Options ("GTOs") are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus.


Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elect the Extra Value Option, allocations made to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For contract owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the fixed account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Extra Value Option and/or the Beneficiary Protector Option, a charge for each option is assessed to assets in the Fixed Account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Extra Value Option, payments or transfers made to the fixed account will, for the first seven contract years, be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law for any given year.

THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

If Nationwide discovers that the risk it intended to assume in issuing the contract has been altered by any of the following, then Nationwide reserves the right to take any action it deems necessary to mitigate or eliminate the altered risk including, but not limited to, rescinding the contract and returning the contract value (less any market value adjustment):

o Information provided by the contract owner(s) is materially false, misleading, incomplete or otherwise deficient;

o The contract is being used with other contracts issued by Nationwide to cover a single life (the cumulative total of all purchase payments under the contract on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent);

o When a series of Nationwide contracts with different annuitants have the same unitary control or ownership;

o    The contract is being used by an institutional investor.

Failure by Nationwide to detect, mitigate or eliminate such altered risk(s) does not act as a waiver of Nationwide's rights and does not stop Nationwide from asserting its rights at any future date.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or a Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

----------------------------- ---------------------------
 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
             1                            7%
----------------------------- ---------------------------
             2                            6%
----------------------------- ---------------------------
             3                            5%
----------------------------- ---------------------------
             4                            4%
----------------------------- ---------------------------
             5                            3%
----------------------------- ---------------------------
             6                            2%
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(a) 10% of all purchase payments (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

(b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1) upon the annuitization of contracts which have been in force for at least two years;

(2)  upon payment of a death benefit;

(3) from any values which have been held under a contract for at least 7 years (5 years if the 5 year CDSC is elected); or

(4) if the contract owner elected an optional death benefit (not the standard death benefit) and the conditions described in the "Long-Term Care/Nursing Home Waiver Option" section of the "Death Benefit Calculation" provision are met.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a) is the amount which would otherwise be available for withdrawal without a CDSC; and

(b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3) such earlier date as Nationwide becomes subject to premium taxes. Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals;

o    transfers made upon annuitization of the contract;

o    surrenders of annuity units to make annuity payments; or

o    surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS


For an additional charge, the following optional benefits are available to contract owners. Not all optional benefits are available in every state. Unless otherwise indicated:

(1)  optional benefits must be elected at the time of application;

(2)  optional benefits, once elected, may not be terminated; and

(3) the charges associated with the optional benefits will be assessed until annuitization.


REDUCED PURCHASE PAYMENT OPTION

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-only Contracts. Nationwide may realize a profit from the charge assessed for this option.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide. Termination of the rider will occur as of the date on the election form, and the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC OPTIONS AND CHARGES

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option.

The Five Year CDSC Option applies as follows:

----------------------------------------------------
 NUMBER OF COMPLETED YEARS FROM         CDSC
    DATE OF PURCHASE PAYMENT         PERCENTAGE
----------------------------------------------------
                0                        7%
----------------------------------------------------
                1                        7%
----------------------------------------------------
                2                        6%
----------------------------------------------------
                3                        4%
----------------------------------------------------
                4                        2%
----------------------------------------------------
                5                        0%
----------------------------------------------------

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Nationwide may realize a profit from the charge assessed for this option.

Additional Withdrawal without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

10 Year and Disability Waiver

For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

(1)  the contract owner has been the owner of the contract for 10 years; and

(2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age
65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section (401(k)). The contract owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

DEATH BENEFIT OPTIONS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state. Nationwide may realize a profit from the charges assessed for these options.

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of this death benefit option, are discussed the "Death Benefit Payment" provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit option, is discussed in the "Death Benefit Payment" provision.

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of this death benefit option, are discussed in the "Death Benefit Payment" provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit option, is discussed in the "Death Benefit Payment" provision.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

For contracts issued prior to May 1, 2003, the contract owner could have purchased one or both of the Guaranteed Minimum Income Benefit Options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the daily net assets of the variable account, depending on the options chosen. Nationwide may realize a profit from the charges assessed for these options.

Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

EXTRA VALUE OPTION

Applicants should be aware of the following prior to electing the Extra Value
Option:

(1)  Nationwide may make a profit from the Extra Value Option charge.

(2) Because the Extra Value Option charge will be assessed against the entire contract value for the first 7 contract years, contract owners who anticipate making additional purchase payments after the first contract year (which will not receive the bonus credit but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability.

(3) Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4) If the market declines during the period that the bonus credits are subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5) The cost of the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6) Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. Nationwide may reduce this charge.

Allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first seven years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.40% of the daily net assets of the variable account for the first seven years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the daily net assets of the variable account for the first seven years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

(a) a 1.40% variable account charge for the first seven years of the contract, plus the Extra Value Option credit; or

(b) a 0.95% variable account charge for the first seven years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.40%) and contracts with no additional contract options (total variable account charges of 0.95%). The figures are based upon:

(a)  a $100,000 initial purchase payment with no additional purchase payments;

(b) the deduction of variable account charges at an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the daily net assets of the variable account; and

(c) an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.



                  7.75% RATE OF RETURN

--------------------------------------------------------------
 CONTRACT YEAR       BASE CONTRACT      CONTRACT WITH EXTRA
                  (0.95% TOTAL ASSET    VALUE OPTION (1.40%
                       CHARGES)         TOTAL ASSET CHARGES)
--------------------------------------------------------------
       1               $106,727               $109,465
--------------------------------------------------------------
       2               $113,906               $116,336
--------------------------------------------------------------
       3               $121,568               $123,638
--------------------------------------------------------------
       4               $129,745               $131,399
--------------------------------------------------------------
       5               $138,472               $139,647
--------------------------------------------------------------
       6               $147,787               $148,412
--------------------------------------------------------------
       7               $157,728               $157,728
--------------------------------------------------------------
       8               $168,337               $168,337
--------------------------------------------------------------
       9               $179,661               $179,661
--------------------------------------------------------------
       10              $191,746               $191,746
--------------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.75%) the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

(a) the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

(b) withdrawals that are subject to a CDSC are taken before the end of the seventh contract year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide will recapture the full credited amount. In certain states that require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contracts.

After the free look period and before the seventh contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization or to meet minimum distribution requirements under the Internal Revenue Code.

In addition, no recapture will take place after the seventh contract year.

After the end of the first seven contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested.

New York Recapture Provisions

For contracts issued in the State of New York, after the free look period and before the seventh contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following schedule:

----------------------- -----------------------------------
                         (Extra Value Amount) Percentage
                         of First Year Purchase Payments
    Contract Years
----------------------- -----------------------------------
       1 and 2                          3%
----------------------- -----------------------------------
      3,4 and 5                         2%
----------------------- -----------------------------------
       6 and 7                          1%
----------------------- -----------------------------------
     After year 7                       0%
----------------------- -----------------------------------

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts and the fixed account in the same proportion as allocated by the contract owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code. In addition, no recapture will take place after the seventh contract year.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge. Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)  terminate the contract; or

(b)  continue the contract in accordance with the "Required Distributions"
     section in Appendix C.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a= the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b=   purchase payments, proportionately adjusted for withdrawals; and

c= any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a= contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b= the contract value on the date the option is elected, proportionately adjusted for withdrawals;

c= purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d= any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

(a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

(b)  the benefit will terminate and will no longer be in effect; and

(c)  the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

CAPITAL PRESERVATION PLUS OPTION

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period"). Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1) A Guaranteed Term Option corresponding to the length of the elected program period; and

(2) Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same. All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds. Also, longer program periods will typically permit greater allocations to the underlying mutual funds. Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%). Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the contract value would be available to be allocated among underlying funds or the fixed account. This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the fixed account. This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability


The Capital Preservation Plus Option may only be elected at the time of application or within the first 60 days after the contract is issued.


Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Captial Preservation Plus Option.

During the program period, the following conditions apply:

o If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

o Only one Capital Preservation Plus Option program may be in effect at any given time.

o    No new purchase payments may be applied to the contract.

o Enhanced Rate Dollar Cost Averaging is not available as a contract owner service.

o    Nationwide will not permit loans to be taken from the contract.

o No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

o If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

o If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds. The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.


Nationwide makes only certain underlying mutual funds available when a contract owner elects the Capital Preservation Plus Option. Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.


The fixed account and the following underlying mutual funds ONLY are available when the Capital Preservation Plus Option is elected:


AIM VARIABLE INSURANCE FUNDS
o    AIM V.I. Balanced Fund: Series I Shares
o    AIM V.I. Blue Chip Fund: Series I Shares
o    AIM V.I. Capital Appreciation Fund: Series I Shares
o    AIM V.I Core Stock Fund: Series I Shares
o    AIM V.I. Premier Equity Fund: Series I Shares
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Income & Growth Fund: Class I
o    American Century VP Ultra Fund: Class I
o    American Century VP Value Fund: Class I

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o    American Century VP Inflation Protection Fund: Class II

BB&T VARIABLE INSURANCE FUNDS
o    BB&T Capital Manager Equity VIF
o    BB&T Large Cap Value VIF
o    BB&T Large Company Growth VIF
o    BB&T Mid Cap Growth VIF

DREYFUS
o    Dreyfus Stock Index Fund, Inc.: Initial Shares
o    Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares

FEDERATED INSURANCE SERIES
o    Federated Quality Bond Fund II: Primary Shares
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class
o    VIP Growth Portfolio: Service Class
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP Contrafund(R) Portfolio: Service Class
o    VIP Investment Grade Bond Portfolio: Service Class
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP Value Strategies Portfolio: Service Class
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
o    First Horizon Core Stock Portfolio


GARTMORE VARIABLE INSURANCE TRUST
o    Dreyfus GVIT Mid Cap Index Fund: Class I
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Growth Fund: Class I
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
          Class II
     >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class
          II
     >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o    Gartmore GVIT Mid Cap Growth Fund: Class I
o    Gartmore GVIT Money Market Fund: Class I
o    Gartmore GVIT Nationwide Leaders Fund: Class III
o    Gartmore GVIT Nationwide(R) Fund: Class I
o    Gartmore GVIT U.S. Growth Leaders Fund: Class III
o    J.P. Morgan GVIT Balanced Fund: Class I
o    Van Kampen GVIT Comstock Value Fund: Class II

J.P. MORGAN SERIES TRUST II
o    J.P. Morgan Mid Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Guardian Portfolio
o    AMT Limited Maturity Bond Portfolio: Class I
o    AMT Partners Portfolio
o    AMT Socially Responsive Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Aggressive Growth Fund/VA: Non-Service Shares
o    Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
o    Oppenheimer Main Street(R) Fund/VA: Non-Service Shares
VICTORY VARIABLE INSURANCE FUNDS
o    Diversified Stock Fund: Class A


W&R TARGET FUNDS, INC.
o    Asset Strategy Portfolio
o    Balanced Portfolio
o    Bond Portfolio
o    Core Equity Portfolio
o    Dividend Income Portfolio
o    Growth Portfolio

o    Limited-Term Bond Portfolio
o    Money Market Portfolio
o    Value Portfolio


--------------------------------------------------------------------------------
IN ADDITION TO THE ABOVE UNDERLYING MUTUAL FUNDS, THE FOLLOWING UNDERLYING MUTUAL FUND IS AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2000:
--------------------------------------------------------------------------------

CREDIT SUISSE TRUST
o    Large Cap Value Portfolio

--------------------------------------------------------------------------------
IN ADDITION TO THE ABOVE UNDERLYING MUTUAL FUNDS, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2002:
--------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP Growth Opportunities Portfolio: Service Class
VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Mid Cap Growth Portfolio: Class I

--------------------------------------------------------------------------------
IN ADDITION TO THE ABOVE UNDERLYING MUTUAL FUNDS, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2004:
--------------------------------------------------------------------------------

DREYFUS
o    Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares

JANUS ASPEN SERIES
o    Forty Portfolio: Service Shares
o    Risk-Managed Core Portfolio: Service Shares
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Mid-Cap Growth Portfolio: Class I
WELLS FARGO VARIABLE TRUST FUNDS
o    Wells Fargo Advantage Opportunity Fund VT


Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds. Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners. If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise. Surrenders may not be taken exclusively from the Guaranteed Term Option. In conjunction with the surrender, the value of the guarantee will be adjusted proportionally. A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision. During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited under this option are considered earnings, not purchase payments. If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

REMOVAL OF VARIABLE ACCOUNT CHARGES

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the variable account value will be calculated using unit values with variable account charges of 1.40% for the first 7 contract years. At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the Extra Value Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.40% will have a lower unit value than sub-account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide may reject changes to the parties named in the contract if the risk originally assumed by Nationwide in issuing the contract is materially altered. The risk originally assumed by Nationwide may have been materially altered if: information provided by the contract owner is materially false, misleading or incomplete; if the result of the change is to transfer rights or benefits to an institutional investor; the change results in the same owner attempting to use a series of Nationwide contracts and name different annuitants; or when the change results in the contract being used along with other Nationwide contracts to cover a single life. Should Nationwide discover that the changes are being used for such purposes, Nationwide may rescind the contract and return the contract value, less any market value adjustment.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once

Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

----------------------- ------------------ ---------------------
       CONTRACT          MINIMUM INITIAL    MINIMUM SUBSEQUENT
         TYPE           PURCHASE PAYMENT         PAYMENTS
----------------------- ------------------ ---------------------
Charitable Remainder         $15,000              $1,000
Trust
----------------------- ------------------ ---------------------
IRA                          $15,000              $1,000
----------------------- ------------------ ---------------------
Investment-only              $15,000              $1,000
----------------------- ------------------ ---------------------
Non-Qualified                $15,000              $1,000
----------------------- ------------------ ---------------------
Roth IRA                     $15,000              $1,000
----------------------- ------------------ ---------------------
SEP IRA                      $15,000              $1,000
----------------------- ------------------ ---------------------
Simple IRA                   $15,000              $1,000
----------------------- ------------------ ---------------------
Tax Sheltered Annuity        $15,000              $1,000
----------------------- ------------------ ---------------------

Subsequent purchase payments are not permitted for contracts issued in the State of Oregon and may not be permitted in other states under certain circumstances.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

(1) the value of amounts allocated to the sub-accounts of the variable account; and

(2)  amounts allocated to the fixed account; and

(3)  amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn;

(2)  adding any interest earned on the amounts allocated; and

(3)  subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

(3)  subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION


After annuitization, transfers may only be made on the anniversary of the annuitization date. Guaranteed Term Options are not available after annuitization.


TRANSFER REQUESTS

Contract owners may submit transfer requests in writing, over the telephone, or via the Internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.


Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").


Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

TRANSFER RESTRICTIONS

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.


To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurance that all the risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.


Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:

---------------------------------- -------------------------------
TRADING BEHAVIOR                   NATIONWIDE'S RESPONSE
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)  they have been identified as engaging
                                        in harmful trading practices; and
                                   (2)  if their transfer events exceed 11 in 2
                                        consecutive calendar quarters or 20 in
                                        one calendar year, the contract owner
                                        will be limited to submitting transfer
                                        requests via U.S. mail.
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.


Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract ADVISERS to continue to submit transfer requests via the internet or telephone. However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value. Rather, they will receive the accumulation unit value that is calculated on the following business day. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisers will receive advance notice of being subject to the one-day delay program.


Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Contract owners who have elected the Extra Value Option and subsequently terminate the contract under the free look provision will forfeit any amounts credited to the contract. For those jurisdictions that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven contract years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh contract year. The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

(a)  the amount requested; or

(b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and any interest credited; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

 A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ ----------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN BALANCE
                 VALUES       ALLOWED
---------------- ------------ ----------------------------------
NON-ERISA PLANS  up to        up to 80% of contract value (not
                 $20,000      more than $10,000)
---------------- ------------ ----------------------------------
                 $20,000      up to 50% of contract value (not
                 and over     more than $50,000*)
---------------- ------------ ----------------------------------
ERISA PLANS      All          up to 50% of contract value (not
                              more than $50,000*)
---------------- ------------ ----------------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed. Nationwide may reject or not recognize assignments designed to alter the character of the risk Nationwide originally assumed in issuing the contract.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING


Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.


Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day. Each asset rebalancing reallocation is considered a transfer event.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class, GVIT - Gartmore GVIT Government Bond Fund:
Class I, GVIT - Federated GVIT High Income Bond Fund: Class III, GVIT - Gartmore GVIT Money Market Fund: Class I, and W&R Target Funds, Inc. - Money Market Portfolio to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to the fixed account or Guaranteed Term Options.


Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar cost averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program that transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is elected. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1) 10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);

(2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3) a percentage of the contract value based on the contract owner's age, as shown in the following table:

------------------------------ -----------------------
                                   PERCENTAGE OF
      CONTRACT OWNER'S             CONTRACT VALUE
             AGE
------------------------------ -----------------------
        Under age 59 1/2                 5%
------------------------------ -----------------------
   Age 59 1/2 through age 61             7%
------------------------------ -----------------------
    Age 62 through age 64                8%
------------------------------ -----------------------
    Age 65 through age 74               10%
------------------------------ -----------------------
       Age 75 and over                  13%
------------------------------ -----------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)  an annuity payment option; and

(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

--------------------------------------------------------------------------------
A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING A
           GUARANTEED MINIMUM INCOME BENEFIT OPTION.
--------------------------------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.


The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization. After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.


The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

Guaranteed Minimum Income Benefit Options ("GMIBs") are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

A GMIB is a benefit that ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday; and

(b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender that reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

(1)  the application of additional purchase payments;

(2)  surrenders; or

(3)  transfers from the variable account;

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty-day period following any contract anniversary:

(1)  after the contract has been in effect for seven years; AND

(2)  the annuitant has attained age 60.

Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

o    Life Annuity;

o    Joint and Last Survivor Annuity; and

o    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

--------------------------------------------------------------------------------

 IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE
                      GMIB OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

o A GMIB does NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

o Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

o The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

o Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

o    The GMIBs may not be approved in all state jurisdictions.

--------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS


Contract owners must elect an annuity payment option before the annuitization date. Once elected or assumed, the annuity payment option may not be changed. The annuity payment options are:


(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)  in a lump sum;

(2)  as an annuity; or

(3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

(1)  proper proof of the annuitant's death;

(2)  an election specifying the distribution method; and

(3)  any state required form(s).


If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.


Five-Year Reset Death Benefit (Standard Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)  the contract value; or

(2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the conditions described below are satisfied. There is no additional charge for this feature.

(1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)  The spouses must be co-annuitants;

(3) Both co-annuitants must be age 85 or younger at the time the contract is issued;

(4)  The spouses must each be named as beneficiaries;

(5) No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

(7) If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

(8) If a co-annuitant is added at any time after the election of the optional death benefit, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

Long-Term Care/Nursing Home and Terminal Illness Waiver

All of the death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver, which may be invoked when the following conditions are satisfied.

No CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician at any time after contract issuance, to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o    semi-annual and annual reports of allocated underlying mutual funds.


Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.


IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s). Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.


LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. Nationwide has been contacted by regulatory agencies and state attorneys general for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. Nationwide is cooperating with regulators in connection with these inquiries. Nationwide Mutual Insurance Company ("NMIC"), Nationwide's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including Nationwide. Nationwide will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of Nationwide's litigation matters.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, Nationwide filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted Nationwide's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and Nationwide intends to defend it vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or Nationwide Life and Annuity Insurance Company which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted Nationwide's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, Nationwide was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. The plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. The plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. The time for further appeal by the plaintiff has expired.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July 6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. Nationwide intends to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.


The general distributor, Security Distributors, Inc., is not engaged in any litigation of any material nature.

Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations. While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts. Among the legal proceedings to which Waddell & Reed, Inc. is a party are the following proceedings relating to the distribution of variable annuities:

On March 19, 2002, a jury found in favor of United Investors Life Insurance Company (UILIC) in a civil lawsuit filed by UILIC on May 4, 2000, in Alabama District Court against Waddell & Reed, Inc. and certain of its affiliated companies and assessed compensatory damages in the amount of $50 million. The lawsuit primarily involved the enforceability of a letter agreement signed by UILIC and Waddell & Reed, Inc. in July of 1999 and claims by UILIC that Waddell & Reed, Inc. tortiously interfered with its business relations by recommending to certain of its customers that they exchange their UILIC variable annuities for variable annuities issued by Nationwide. On April 18, 2003, the Alabama Supreme Court reversed the $50 million verdict against Waddell & Reed, Inc. and entered judgment as a matter of law in favor of Waddell & Reed, Inc. and its affiliates on the tortious interference, fraudulent suppression and promissory fraud claims. The remaining claims were remanded for a new trial. On March 17, 2004, after a new trial on the remaining counts, a jury found in favor of UILIC, awarded no compensatory damages, but awarded punitive damages of $15 million against Waddell & Reed, Inc. and $30 million against two affiliated companies on UILIC's conversion claim. The jury denied UILIC's claim for fraud. Waddell & Reed, Inc. plans to contest the jury's verdict through post-trial motions and, if necessary, will appeal the verdict.

UILIC has also filed a civil lawsuit against Waddell & Reed, Inc. and certain of its affiliated companies in the Superior Court of the State of California on October 10, 2001, alleging violation of California Business and Professions Code
Section 17200, et seq. in connection with the same events that served as the basis for its Alabama lawsuit. UILIC seeks injunctive and monetary relief for alleged improper sales practices in connection with recommendations to certain customers residing in California that they exchange their UILIC variable annuities for variable annuities issued by Nationwide. Waddell & Reed, Inc. denies any violation of the California Business and Professions Code and intends to vigorously defend itself in this lawsuit.


On January 14, 2004, the NASD commenced an enforcement action against Waddell & Reed, Inc., its former president and former national sales manager based upon the events at issue in the lawsuits filed by UILIC alleging that violations of NASD rules occurred in connection with clients' exchanges of their variable annuity contracts. Specifically, the NASD has alleged in its complaint that Waddell & Reed, Inc. failed to take adequate steps to determine whether there were reasonable grounds for the clients to enter into certain exchanges, failed to establish sufficient guidance for the sales force to use in determining the suitability of the exchanges, failed to establish and maintain supervisory procedures that were reasonably designed to achieve compliance with the requirements of the NASD's suitability rule and failed to maintain books and records regarding certain exchange orders that were rejected by the firm. Waddell & Reed, Inc. denies the NASD's allegations and believes that the challenged exchanges were beneficial for Waddell & Reed's clients, that the firm's supervisory procedures and guidelines were consistent with NASD rules and guidance and that all required books and records were preserved.


ADVERTISING

MONEY MARKET YIELDS

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract and the standard CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE
General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................2
Underwriters..................................................................2
Annuity Payments..............................................................2
Condensed Financial Information...............................................2
Financial Statements........................................................405

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.


Please refer to the prospectus for each underlying mutual fund for more detailed information

AIM VARIABLE INSURANCE FUNDS - AIM V.I. BALANCED FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            The highest total return possible that is consistent with the preservation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. BLUE CHIP FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of a capital with a secondary objective of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CORE STOCK FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. INTERNATIONAL GROWTH FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. PREMIER EQUITY FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital with a secondary objective of income.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------



BB&T VARIABLE INSURANCE FUNDS - BB&T CAPITAL MANAGER EQUITY VIF
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              BB&T Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

BB&T VARIABLE INSURANCE FUNDS - BB&T LARGE CAP VALUE VIF
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              BB&T Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth, current income or both.
------------------------------------------------ -----------------------------------------------------------------------------------

BB&T VARIABLE INSURANCE FUNDS - BB&T LARGE COMPANY GROWTH VIF
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              BB&T Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

BB&T VARIABLE INSURANCE FUNDS - BB&T MID CAP GROWTH VIF
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              BB&T Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - INTERNATIONAL FOCUS PORTFOLIO
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P SmallCap 600 Index(R).
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - DEVELOPING LEADERS PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - INTERNATIONAL VALUE PORTFOLIO: INITIAL SHARES
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST - FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              First Tennessee Bank National Association; Sub-Adviser: Highland Capital
                                                 Management Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST - FIRST HORIZON CORE STOCK PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              First Tennessee Bank National Association; Sub-Adviser: Highland Capital
                                                 Management Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximum current total return through capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries..
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries..
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND
COMMUNICATIONS FUND: CLASS I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To provide as high level of income as is consistent with the preservation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries..
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries..
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS: CLASS II
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.
CONSERVATIVE FUND: CLASS
II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital and income.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.
AGGRESSIVE FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Gartmore GVIT Investor Destinations Funds, contract owners who select these funds will indirectly pay a proportionate share of the applicable fees and expenses of the underlying funds. Please refer to the prospectus for the Gartmore GVIT Investor Destinations Funds for more information.
GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND - CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income as is consistent with the preservation of capital and maintenance of liquidity.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return through a flexible combination of capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return from a concentrated portfolio of U.S. securities.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    American Century Investment Management Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return from a diversified portfolio of equity and fixed income securities.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT COMSTOCK VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return over a market cycle of three to five years.
------------------------------------------------ -----------------------------------------------------------------------------------


J.P. MORGAN SERIES TRUST II - J.P. MORGAN MID CAP VALUE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth from capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - FORTY PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE II SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE II SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

JANUS ASPEN SERIES - RISK-MANAGED CORE PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Enhanced Investment Technologies, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: NON-SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: NON-SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: NON-SERVICE SHARES
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: NON-SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - INTERNATIONAL MAGNUM PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO: CLASS I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: INITIAL CLASS
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: CLASS R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: INITIAL CLASS
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in hard asset securities.
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------



VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: CLASS R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in hard asset securities.
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

VICTORY VARIABLE INSURANCE FUNDS - DIVERSIFIED STOCK FUND: CLASS A SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Victory Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income with a secondary goal of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - BOND PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable return with emphasis on preservation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - DIVIDEND INCOME PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Income and long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with a secondary goal of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - HIGH INCOME PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income with secondary goal of capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation and secondary goal of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Templeton Investment Counsel, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - LIMITED-TERM BOND PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income consistent with preservation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------



W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Wall Street Associates
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - MONEY MARKET PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximum current income consistent with stability of principal.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - MORTGAGE SECURITIES PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-Adviser:                                     Advantus Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            A high level of current income consistent with prudent investment risk.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - REAL ESTATE SECURITIES PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-Adviser:                                     Advantus Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return through a combination of capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - SMALL CAP VALUE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     BlackRock Financial Managment, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term accumulation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - VALUE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

WELLS FARGO VARIABLE TRUST FUNDS - WELLS FARGO ADVANTAGE OPPORTUNITY FUND VT
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Wells Fargo Funds Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Wells Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------


APPENDIX B: CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 0.95%) and contracts with all optional benefits available on December 31, 2004 (the maximum variable account charge of 3.95%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:


                           CALLING:   1-800-848-6331, TDD 1-800-238-3035
                           WRITING:   Nationwide Life Insurance Company
                                      One Nationwide Plaza, RR1-04-F4
                                      Columbus, Ohio 43215

                           CHECKING ON-LINE AT:      www.nationwidefinancial.com


The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.


On April 8, 2005, the Strong Opportunity Fund II, Inc.: Investor Class merged into the Wells Fargo Variable Trust Funds - Wells Fargo Advantage Opportunity Fund VT: Investor Class. The condensed financial information shown in this appendix is as of December 31, 2004, when the above-mentioned underlying mutual fund was still the Strong Opportunity Fund II, Inc.: Investor Class.

The Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund:
Class III was added to the variable account effective May 1, 2005. Therefore, no accumulation unit value information is available.

                   No Optional Benefits Elected (Total 0.95%)

   (Variable account charges of 0.95% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
AIM Variable Insurance              9.492064          10.108957           6.50%                  13,718        2004
Funds - AIM V.I. Balanced           8.235548           9.492064          15.26%                  12,586        2003
Fund: Series I Shares -            10.029632           8.235548         -17.89%                   9,145        2002
Q/NQ                               10.000000          10.029632           0.30%                       0        2001*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
AIM Variable Insurance              9.069081           9.402756           3.68%                   9,708        2004
Funds - AIM V.I. Blue Chip          7.316405           9.069081          23.96%                   7,817        2003
Fund: Series I Shares -            10.003747           7.316405         -26.86%                   6,799        2002
Q/NQ                               10.000000          10.003747           0.04%                       0        2001*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
AIM Variable Insurance              9.906737          10.462806           5.61%                   3,487        2004
Funds - AIM V.I. Capital            7.722120           9.906737          28.29%                   3,316        2003
Appreciation Fund: Series          10.306554           7.722120         -25.08%                   2,546        2002
I Shares - Q/NQ                    10.000000          10.306554           3.07%                       0        2001*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
AIM Variable Insurance             10.252012          11.065372           7.93%                     658        2004
Funds - AIM V.I. Core               8.318791          10.252012          23.24%                     658        2003
Stock Fund: Series I                9.948963           8.318791         -16.39%                     318        2002
Shares - Q/NQ                      10.000000           9.948963          -0.51%                       0        2001*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
AIM Variable Insurance             10.493127          12.888436          22.83%                       0        2004
Funds - AIM V.I.                    8.208210          10.493127          27.84%                       0        2003
International Growth Fund:         10.000000           8.208210         -17.92%                       0        2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------



---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
AIM Variable Insurance              8.641968           9.053949           4.77%                   6,415        2004
Funds - AIM V.I. Premier            6.975369           8.641968          23.89%                   5,458        2003
Equity Fund: Series I              10.097856           6.975369         -30.92%                   5,832        2002
Shares - Q/NQ                      10.000000          10.097856           0.98%                       0        2001*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
American Century Variable          12.575258          14.074150          11.92%               5,510,499        2004
Portfolios, Inc. -                  9.814828          12.575258          28.13%               6,227,886        2003
American Century VP Income         12.289665           9.814828         -20.14%               6,377,032        2002
& Growth Fund: Class I -           13.539187          12.289665          -9.23%               7,038,530        2001
Q/NQ                               15.291612          13.539187         -11.46%               7,018,117        2000
                                   13.081019          15.291612          16.90%               5,320,425        1999
                                   10.409767          13.081019          25.66%               2,097,666        1998
                                   10.000000          10.409767           4.10%                  20,646        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
American Century Variable          10.839623          12.339005          13.83%               3,301,274        2004
Portfolios, Inc. -                  8.789250          10.839623          23.33%               3,901,749        2003
American Century VP                11.143861           8.789250         -21.13%               4,884,295        2002
International Fund: Class          15.886136          11.143861         -29.85%               6,836,811        2001
I - Q/NQ                           19.282175          15.886136         -17.61%               7,422,625        2000
                                   11.866841          19.282175          62.49%               5,138,722        1999
                                   10.088106          11.866841          17.63%               2,651,670        1998
                                   10.000000          10.088106           0.88%                  39,079        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
American Century Variable           9.944610          11.335610          13.99%               1,802,117        2004
Portfolios, Inc. -                  8.063541           9.944610          23.33%               1,669,705        2003
American Century VP                10.000000           8.063541         -19.36%               1,167,737        2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
American Century Variable           9.881229          10.832229           9.62%                 467,426        2004
Portfolios, Inc. -                  7.987225           9.881229          23.71%                 350,280        2003
American Century VP Ultra          10.000000           7.987225         -20.13%                  79,386        2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
American Century Variable          15.177426          17.188018          13.25%               8,489,628        2004
Portfolios, Inc. -                 11.882018          15.177426          27.73%               8,848,958        2003
American Century VP Value          13.728674          11.882018         -13.45%               8,706,954        2002
Fund: Class I - Q/NQ               12.285793          13.728674          11.74%               7,058,645        2001
                                   10.498316          12.285793          17.03%               3,301,779        2000
                                   10.689857          10.498316          -1.79%               1,971,574        1999
                                   10.296896          10.689857           3.82%               1,219,884        1998
                                   10.000000          10.296896           2.97%                  57,340        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
American Century Variable          10.258243          10.751209           4.81%               1,050,182        2004
Portfolios II, Inc. -              10.000000          10.258243           2.58%                 376,225        2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------



---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
BB&T Variable Insurance             9.878421          10.949991          10.85%                  18,827        2004
Funds - BB&T Capital                7.948282           9.878421          24.28%                  13,275        2003
Manager Equity VIF - Q/NQ          10.190488           7.948282         -22.00%                   8,489        2002
                                   10.000000          10.190488           1.90%                       0        2001*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
BB&T Variable Insurance             9.909926          11.109146          12.10%                  92,315        2004
Funds - BB&T Large Cap              8.093319           9.909926          22.45%                  78,156        2003
Value VIF - Q/NQ                   10.168487           8.093319         -20.41%                  39,162        2002
                                   10.000000          10.168487           1.68%                       0        2001*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
BB&T Variable Insurance             8.996677           9.412710           4.62%                  36,399        2004
Funds - BB&T Large Company          7.094799           8.996677          26.81%                  28,932        2003
Growth VIF  - Q/NQ                 10.302170           7.094799         -31.13%                  10,621        2002
                                   10.000000          10.302170           3.02%                       0        2001*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
BB&T Variable Insurance            11.241850          13.049684          16.08%                  65,031        2004
Funds - BB&T Mid Cap                8.310650          11.241850          35.27%                  54,541        2003
Growth VIF - Q/NQ                  10.488163           8.310650         -20.76%                  24,080        2002
                                   10.000000          10.488163           4.88%                       0        2001*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Credit Suisse Trust -               9.112489          10.649661          16.87%                 231,522        2004
Global Small Cap Portfolio          6.230502           9.112489          46.26%                 279,524        2003
- Q/NQ                              9.553561           6.230502         -34.78%                 355,633        2002
                                   13.516337           9.553561         -29.32%                 532,495        2001
                                   16.833540          13.516337         -19.71%                 664,992        2000
                                   10.394476          16.833540          61.95%                 753,471        1999
                                    9.852750          10.394476           5.50%                 397,541        1998
                                   10.000000           9.852750          -1.47%                   8,875        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Credit Suisse Trust -               8.860816          10.070561          13.65%                 523,771        2004
International Focus                 6.721516           8.860816          31.83%                 609,977        2003
Portfolio - Q/NQ                    8.472446           6.721516         -20.67%                 774,988        2002
                                   11.005780           8.472446         -23.02%               1,117,390        2001
                                   14.993656          11.005780         -26.60%               1,280,898        2000
                                    9.865775          14.993656          51.98%               1,574,730        1999
                                    9.454794           9.865775           4.35%                 975,805        1998
                                   10.000000           9.454794          -5.45%                 266,818        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Credit Suisse Trust -              12.349908          13.620192          10.29%                 544,633        2004
Large Cap Value Portfolio           9.961544          12.349908          23.98%                 596,361        2003
- Q/NQ                             13.077460           9.961544         -23.83%                 697,377        2002
                                   13.079940          13.077460          -0.02%                 822,031        2001
                                   12.124398          13.079940           7.88%                 808,299        2000
                                   11.521372          12.124398           5.23%                 826,064        1999
                                   10.373620          11.521372          11.06%                 702,417        1998
                                   10.000000          10.373620           3.74%                  13,398        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Dreyfus Investment                 10.407808          12.565056          20.73%               1,540,213        2004
Portfolios - Small Cap              7.626313          10.407808          36.47%               1,147,923        2003
Stock Index Portfolio:             10.000000           7.626313         -23.74%                 253,906        2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------



---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
The Dreyfus Socially                9.969151          10.487708           5.20%               4,261,513        2004
Responsible Growth Fund,            7.987645           9.969151          24.81%               4,718,600        2003
Inc.: Initial Shares - Q/NQ        11.349542           7.987645         -29.62%               5,328,865        2002
                                   14.800297          11.349542         -23.32%               6,628,561        2001
                                   16.794438          14.800297         -11.87%                 425,730        2000
                                   13.034607          16.794438          28.84%               4,588,496        1999
                                   10.171132          13.034607          28.15%               1,586,203        1998
                                   10.000000          10.171132           1.71%                  41,603        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Dreyfus Stock Index Fund,          11.992131          13.142116           9.59%              26,967,465        2004
Inc.: Initial Shares - Q/NQ         9.431842          11.992131          27.15%              29,991,213        2003
                                   12.265220           9.431842         -23.10%              32,543,566        2002
                                   14.101205          12.265220         -13.02%              35,512,451        2001
                                   15.692141          14.101205         -10.14%              36,569,247        2000
                                   13.135997          15.692141          19.46%              29,064,270        1999
                                   10.343734          13.135997          26.99%              13,389,246        1998
                                   10.000000          10.343734           3.44%                 387,437        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Dreyfus Variable                   12.773575          13.290671           4.05%               4,118,795        2004
Investment Fund                    10.642941          12.773575          20.02%               4,718,834        2003
-Appreciation Portfolio:           12.901502          10.642941         -17.51%               4,821,716        2002
Initial Shares - Q/NQ              14.363060          12.901502         -10.18%               5,172,648        2001
                                   14.595134          14.363060          -1.59%               5,495,982        2000
                                   13.220513          14.595134          10.40%               5,518,293        1999
                                   10.249990          13.220513          28.98%               2,590,407        1998
                                   10.000000          10.249990           2.50%                  59,606        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Dreyfus Variable                   11.143238          12.289095          10.28%                   6,184        2004
Investment Fund -                   8.542795          11.143238          30.44%                   3,135        2003
Developing Leaders                 10.664159           8.542795         -19.89%                   1,876        2002
Portfolio: Initial Shares          10.000000          10.664159           6.64%                       0        2001*
- Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Dreyfus Variable                   11.800187          14.028393          18.88%                   6,800        2004
Investment Fund -                   8.736895          11.800187          35.06%                   6,056        2003
International Value                10.049505           8.736895         -13.06%                     124        2002
Portfolio: Initial Shares          10.000000          10.049505           0.50%                       0        2001*
- Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Federated Insurance Series         12.881356          13.220856           2.64%               7,095,885        2004
- Federated Quality Bond           12.427549          12.881356           3.65%               8,143,242        2003
Fund II: Primary Shares -          11.478449          12.427549           8.27%               7,863,778        2002
Q/NQ                               10.729245          11.478449           6.98%               5,032,718        2001
                                    9.806807          10.729245           9.41%               1,638,098        2000
                                   10.000000           9.806807          -1.93%                 347,680        1999*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Fidelity Variable                  12.885834          14.183136          10.32%              18,906,340        2004
Insurance Products Fund -           9.967020          12.855834          28.98%              19,758,595        2003
VIP Equity -Income                 12.123397           9.967020         -17.79%              18,534,617        2002
Portfolio: Service Class -         12.896641          12.123397          -6.00%              18,264,333        2001
Q/NQ                               12.021290          12.896641           7.28%              15,756,237        2000
                                   11.422130          12.021290           5.25%              14,617,298        1999
                                   10.338433          11.422130          10.48%               9,062,065        1998
                                   10.000000          10.338433           3.88%                 277,274        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------



---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Fidelity Variable                  12.291519          12.572083           2.28%              13,879,302        2004
Insurance Products Fund -           9.345645          12.291519          31.52%              16,698,958        2003
VIP Growth Portfolio:              13.517575           9.345645         -30.86%              17,097,622        2002
Service Class - Q/NQ               16.588646          13.517575         -18.51%              20,422,678        2001
                                   18.830990          16.588646         -11.91%              21,776,437        2000
                                   13.848033          18.830990          35.98%              15,207,362        1999
                                   10.030842          13.848033          38.05%               4,170,789        1998
                                   10.000000          10.030842           0.31%                 116,824        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Fidelity Variable                   8.860680           9.607448           8.43%               8,889,914        2004
Insurance Products Fund -           7.045440           8.860680          25.76%              10,624,626        2003
VIP High Income Portfolio:          6.864641           7.045440           2.63%               9,076,687        2002
Service Class - Q/NQ                7.866679           6.864641         -12.74%               9,831,409        2001
                                   10.262325           7.866679         -23.34%               9,388,222        2000
                                    9.586675          10.262325           7.05%               9,053,822        1999
                                   10.126638           9.586675          -5.33%               6,089,908        1998
                                   10.000000          10.126638           1.27%                 205,072        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Fidelity Variable                  10.895150          12.247224          12.41%               2,033,030        2004
Insurance Products Fund -           7.680997          10.895150          41.85%               2,416,526        2003
VIP Overseas Portfolio:             9.735184           7.680997         -21.10%               3,152,328        2002
Service Class - Q/NQ               12.485012           9.735184         -22.03%               4,161,991        2001
                                   15.589761          12.485012         -19.92%               4,123,737        2000
                                   11.047878          15.589761          41.11%               3,033,012        1999
                                    9.902344          11.047878          11.57%               1,388,856        1998
                                   10.000000           9.902344          -0.98%                  62,522        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Fidelity Variable                  10.993637          12.358880          12.42%               2,334,274        2004
Insurance Products Fund -           7.747856          10.993637          41.89%               1,936,492        2003
VIP Overseas Portfolio:            10.000000           7.747856         -22.52%                 726,014        2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Fidelity Variable                  14.413145          16.466147          14.24%              14,587,477        2004
Insurance Products Fund II         11.336946          14.413145          27.13%              14,658,746        2003
- VIP Contrafund(R)                  12.636709          11.336946         -10.29%              15,001,342        2002
Portfolio: Service Class -         14.558242          12.636709         -13.20%              15,629,153        2001
Q/NQ                               15.755094          14.558242          -7.60%              16,830,929        2000
                                   12.812355          15.755094          22.97%              13,447,724        1999
                                    9.954885          12.812355          28.70%               5,839,973        1998
                                   10.000000           9.954885          -0.45%                 231,858        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Fidelity Variable                  10.152709          10.490587           3.33%                 763,425        2004
Insurance Products Fund II         10.000000          10.152709           1.53%                 253,907        2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Fidelity Variable                   9.140227           9.692526           6.04%               3,507,744        2004
Insurance Products Fund             7.116855           9.140227          28.43%               4,135,611        2003
III - VIP Growth                    9.201903           7.116855         -22.66%               4,846,275        2002
Opportunities Portfolio:           10.858509           9.201903         -15.26%               5,952,156        2001
Service Class - Q/NQ               13.235715          10.858509         -17.96%               7,163,757        2000
                                   12.826216          13.235715           3.19%               7,531,248        1999
                                   10.400464          12.826216          23.32%               4,035,262        1998
                                   10.000000          10.400464           4.00%                 140,753        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------



---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Fidelity Variable                  11.661980          13.166913          12.90%               1,204,275        2004
Insurance Products Fund             7.461630          11.661980          56.29%               1,077,765        2003
III - VIP Value Strategies         10.000000           7.461630         -25.38%                 234,553        2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Financial Investors                12.595017          13.878375          10.19%                   2,850        2004
Variable Insurance Trust -          8.937198          12.595017          40.93%                   2,858        2003
First Horizon Capital              11.088140           8.937198         -19.40%                   2,748        2002
Appreciation Portfolio -           10.000000          11.088140          10.88%                     539        2001*
Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Financial Investors                 9.577003          10.005615           4.48%                  14,129        2004
Variable Insurance Trust -          7.518632           9.577003          27.38%                  14,572        2003
First Horizon Core Stock           10.273079           7.518632         -26.81%                  13,438        2002
Portfolio - Q/NQ                   10.000000          10.273079           2.73%                   4,144        2001*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Franklin Templeton                 10.347742          12.183825          17.74%                       0        2004
Variable Insurance                  7.881371          10.347742          31.29%                       0        2003
Products Trust - Templeton         10.000000           7.881371         -21.19%                       0        2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Dreyfus GVIT                  13.823365          16.466217          19.12%                 655,449        2004
International Value Fund:          10.000000          13.823365          38.23%                 144,462        2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Dreyfus GVIT Mid Cap          16.324362          18.713055          14.63%               4,420,340        2004
Index Fund: Class I - Q/NQ         12.239605          16.324362          33.37%               4,257,414        2003
                                   14.589867          12.239605         -16.11%               4,053,421        2002
                                   14.925432          14.589867          -2.25%               3,380,236        2001
                                   13.078919          14.925432          14.12%               1,946,950        2000
                                   10.919701          13.078919          19.77%                 554,181        1999
                                    9.949100          10.919701           9.76%                 355,668        1998
                                   10.000000           9.949100          -0.51%                   8,862        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Federated GVIT High           12.702877          13.852569           9.05%               4,123,229        2004
Income Bond Fund: Class I          10.488660          12.702877          21.11%               4,518,441        2003
- Q/NQ                             10.258387          10.488660           2.24%               3,829,969        2002
                                    9.938283          10.258387           3.22%               3,187,673        2001
                                   10.938415           9.938283          -9.14%               2,338,128        2000
                                   10.701912          10.938415           2.21%               2,207,614        1999
                                   10.212505          10.701912           4.79%               1,359,204        1998
                                   10.000000          10.212505           2.13%                  48,707        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 11.219753          13.418473          19.60%                  98,883        2004
Emerging Markets Fund:              6.853997          11.219753          63.70%                 172,985        2003
Class I - Q/NQ                      8.162972           6.853997         -16.04%                 215,319        2002
                                    8.692251           8.162972          -6.09%                 122,397        2001
                                   10.000000           8.692251         -13.08%                   4,778        2000*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 12.312811          14.727346          19.61%                 916,838        2004
Emerging Markets Fund:              7.523761          12.312811          63.65%                 664,957        2003
Class III - Q/NQ                   10.000000           7.523761         -24.76%                 166,114        2002*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------



---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT Global          12.388657          14.863501          19.98%                 185,770        2004
Financial Services Fund:            8.841677          12.388657          40.12%                 143,894        2003
Class III - Q/NQ                   10.000000           8.841677         -11.58%                 114,271        2002*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT Global          11.469046          12.251150           6.82%                 526,290        2004
Health Sciences Fund:               8.465900          11.469046          35.47%                 445,077        2003
Class III - Q/NQ                   10.000000           8.465900         -15.34%                 238,287        2002*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT Global           2.967876           3.066472           3.32%                 214,117        2004
Technology and                      1.930212           2.967876          53.76%                 303,309        2003
Communications Fund: Class          3.405832           1.930212         -43.33%                 409,418        2002
I - Q/NQ                            6.003728           3.405832         -43.27%                 654,321        2001
                                   10.000000           6.003728         -39.96%                 273,699        2000*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT Global          10.980873          11.341890           3.29%                 324,818        2004
Technology and                      7.143608          10.980873          53.72%                 399,761        2003
Communications Fund: Class         10.000000           7.143608         -28.56%                 205,745        2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT Global           9.786210          12.596127          28.71%                 459,406        2004
Utilities Fund: Class III           7.956800           9.786210          22.99%                  57,699        2003
- Q/NQ                             10.000000           7.956800         -20.43%                  25,519        2002*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 13.919582          14.237106           2.28%              14,035,891        2004
Government Bond Fund:              13.777493          13.919582           1.03%              17,539,627        2003
Class I - Q/NQ                     12.533031          13.777493           9.93%              22,330,243        2002
                                   11.797971          12.533031           6.23%              16,523,905        2001
                                   10.583479          11.797971          11.48%              12,064,797        2000
                                   10.941842          10.583479          -3.28%              11,399,244        1999
                                   10.143182          10.941842           7.87%               6,734,614        1998
                                   10.000000          10.143182           1.43%                 205,716        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT Growth           6.639521           7.112875           7.13%               5,486,331        2004
Fund: Class I - Q/NQ                5.049848           6.639521          31.48%               6,450,984        2003
                                    7.152671           5.049848         -29.40%               7,281,145        2002
                                   10.049026           7.152671         -28.82%               9,040,540        2001
                                   13.808913          10.049026         -27.23%              11,687,235        2000
                                   13.369463          13.808913           3.29%              13,477,152        1999
                                   10.385596          13.369463          28.73%               8,897,790        1998
                                   10.000000          10.385596           3.86%                 150,657        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                  6.585740           7.449087          13.11%                  44,344        2004
International Growth Fund:          4.902449           6.585740          34.34%                  55,034        2003
Class I - Q/NQ                      6.521536           4.902449         -24.83%                  67,062        2002
                                    9.228501           6.521536         -29.33%                  69,796        2001
                                   10.000000           9.228501          -7.71%                     906        2000*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 10.436447          11.820992          13.27%                 173,069        2004
International Growth Fund:          7.785605          10.436447          34.05%                 103,801        2003
Class III - Q/NQ                   10.000000           7.785605         -22.14%                  31,496        2002*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 10.646939          11.036413           3.66%               2,176,847        2004
Investor Destinations               9.961441          10.646939           6.88%               2,382,516        2003
Conservative Fund: Class           10.000000           9.961441          -0.39%                 981,020        2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------



---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 10.763028          11.423984           6.14%               3,028,845        2004
Investor Destinations               9.557034          10.763028          12.62%               2,802,894        2003
Moderately Conservative            10.000000           9.557034          -4.43%               1,218,823        2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 10.772510          11.687667           8.50%               6,577,206        2004
Investor Destinations               9.059272          10.772510          18.91%               5,250,561        2003
Moderate Fund: Class II -          10.000000           9.059272          -9.41%               2,892,694        2002*
Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 10.801375          11.992565          11.03%               3,102,070        2004
Investor Destinations               8.610682          10.801375          25.44%               2,385,423        2003
Moderately Aggressive              10.000000           8.610682         -13.89%                 905,810        2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 10.786048          12.182097          12.94%               1,135,886        2004
Investor Destinations               8.257845          10.786048          30.62%                 634,705        2003
Aggressive Fund: Class II          10.000000           8.257845         -17.42%                 211,483        2002*
- Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT Mid Cap         10.619094          12.131510          14.24%               2,122,095        2004
Growth Fund: Class I - Q/NQ         7.650345          10.619094          38.81%               2,461,013        2003
                                   12.263081           7.650345         -37.61%               2,384,523        2002
                                   17.766242          12.263081         -30.98%               3,062,779        2001
                                   21.195607          17.766242         -16.18%               3,465,292        2000
                                   11.582258          21.195607          83.00%               2,183,476        1999
                                   10.204129          11.582258          13.51%                 488,769        1998
                                   10.000000          10.204129           2.04%                  21,892        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT Money           11.747216          11.730027          -0.15%              13,048,667        2004
Market Fund: Class I -             11.786146          11.747216          -0.33%              17,177,641        2003
Q/NQ                               11.756760          11.786146           0.25%              24,651,649        2002
                                   11.457292          11.756760           2.61%              25,930,743        2001
                                   10.909142          11.457292           5.02%              16,687,257        2000
                                   10.504509          10.909142           3.85%              16,274,387        1999
                                   10.074129          10.504509           4.27%              10,403,509        1998
                                   10.000000          10.074129           0.74%                 737,584        1997
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 11.109665          12.077171           8.71%              14,815,501        2004
Nationwide Fund: Class I -          8.796082          11.109665          26.30%              16,814,508        2003
Q/NQ                               10.745186           8.796082         -18.14%              18,383,389        2002
                                   12.303050          10.745186         -12.66%              20,883,168        2001
                                   12.689484          12.303050          -3.05%              21,604,237        2000
                                   11.979444          12.689484           5.93%              21,177,608        1999
                                   10.242940          11.979444          16.95%              13,831,346        1998
                                   10.000000          10.242940           2.43%                 379,933        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 11.391109          13.400893          17.64%                 122,336        2004
Nationwide Leaders Fund:            9.156690          11.391109          24.40%                 112,002        2003
Class III - Q/NQ                   10.000000           9.156690          -8.43%                 126,652        2002*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT U.S.            11.340477          12.630767          11.38%                 465,822        2004
Growth Leaders Fund: Class          7.512774          11.340477          50.95%                 638,562        2003
III - Q/NQ                         10.000000           7.512774         -24.87%                 139,418        2002*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------



---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 10.096229          11.566945          14.57%                 805,283        2004
Worldwide Leaders Fund:             7.491588          10.096229          34.77%                 922,359        2003
Class I - Q/NQ                     10.137325           7.491588         -26.10%               1,160,291        2002
                                   12.606419          10.137325         -19.59%               1,429,764        2001
                                   14.515197          12.606419         -13.15%               1,556,485        2000
                                   11.921445          14.515197          21.76%               1,252,462        1999
                                   10.102208          11.921445          18.01%                 679,266        1998
                                   10.000000          10.102208           1.02%                  28,786        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 13.598892          15.579834          14.57%                 120,165        2004
Worldwide Leaders Fund:            10.096229          11.566945          14.57%                 805,283        2004
Class III - Q/NQ                   10.000000          13.598892          35.99%                 119,221        2003*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT GVIT Small Cap Growth         13.127865          14.747640          12.34%               1,624,503        2004
Fund: Class I - Q/NQ                9.871212          13.127865          32.99%               1,912,023        2003
                                   14.938890           9.871212         -33.92%               1,723,390        2002
                                   16.916678          14.938890         -11.69%               1,719,080        2001
                                   20.372476          16.916678         -16.96%               1,026,407        2000
                                   10.000000          20.372476         103.72%                 292,996        1999*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT GVIT Small Cap Value          18.734940          21.767078          16.18%               6,873,068        2004
Fund: Class I - Q/NQ               12.058558          18.734940          55.37%               7,615,979        2003
                                   16.714543          12.058558         -27.86%               7,962,445        2002
                                   13.155704          16.714543          27.05%               8,369,240        2001
                                   11.943543          13.155704          10.15%               4,814,143        2000
                                    9.432351          11.943543          26.62%               3,199,322        1999
                                    9.823904           9.432351          -3.99%               1,933,320        1998
                                   10.000000           9.823904          -1.76%                  71,786        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT GVIT Small Company            15.641283          18.439802          17.89%               6,174,675        2004
Fund: Class I - Q/NQ               11.198342          15.641283          39.67%               6,522,436        2003
                                   13.675678          11.198342         -18.11%               6,667,153        2002
                                   14.799910          13.675678          -7.60%               7,007,434        2001
                                   13.720318          14.799910           7.87%               6,380,063        2000
                                    9.617964          13.720318          42.65%               3,791,895        1999
                                    9.613184           9.617964           0.05%               2,510,746        1998
                                   10.000000           9.613184          -3.87%                  86,736        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT J.P Morgan GVIT               10.393750          11.169200           7.46%               4,180,191        2004
Balanced Fund: Class I -            8.861586          10.393750          17.29%               4,567,080        2003
Q/NQ                               10.202856           8.861586         -13.15%               4,516,114        2002
                                   10.694236          10.202856          -4.59%               4,630,917        2001
                                   10.834304          10.694236          -1.29%               4,138,035        2000
                                   10.844036          10.834304          -0.09%               3,654,295        1999
                                   10.130674          10.844036           7.04%               1,957,796        1998
                                   10.000000          10.130674           1.31%                  44,525        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Van Kampen GVIT               10.112803          11.769582          16.38%               2,095,112        2004
Comstock Value Fund: Class          7.767974          10.112803          30.19%               1,360,120        2003
I - Q/NQ                           10.476789           7.767974         -25.86%               1,157,864        2002
                                   12.041215          10.476789         -12.99%               1,292,289        2001
                                   13.600816          12.041215         -11.47%               1,349,271        2000
                                   11.588459          13.600816          17.37%                 943,926        1999
                                   10.161693          11.588459          14.04%                 576,925        1998
                                   10.000000          10.161693           1.62%                  38,169        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------



---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Van Kampen GVIT Multi         13.134781          13.860058           5.52%               3,995,743        2004
Sector Bond Fund: Class I          11.827658          13.134781          11.05%               3,957,845        2003
- Q/NQ                             11.138320          11.827658           6.19%               4,277,313        2002
                                   10.793620          11.138320           3.19%               4,006,689        2001
                                   10.313452          10.793620           4.66%               3,659,345        2000
                                   10.252876          10.313452           0.59%               2,943,427        1999
                                   10.088793          10.252876           1.63%               1,848,317        1988
                                   10.000000           10.88793           0.89%                  55,043        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
J.P. Morgan Series Trust           10.000000          11.412057          14.12%                 698,497        2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Janus Aspen Series - Forty          6.268456           7.324540          16.85%               6,891,137        2004
Portfolio: Service Shares           5.263552           6.268456          19.09%               7,959,646        2003
- Q/NQ                              6.320884           5.263552         -16.73%               9,544,525        2002
                                    8.164119           6.320884         -22.58%              11,454,147        2001
                                   10.000000           8.164119         -18.36%               9,411,277        2000*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Janus Aspen Series -                3.438379           3.425003          -0.39%               3,389,369        2004
Global Technology                   2.369918           3.438379          45.08%               4,202,497        2003
Portfolio: Service Shares           4.050734           2.369918         -41.49%               5,465,944        2002
- Q/NQ                              6.524649           4.050734         -37.92%               8,217,099        2001
                                   10.000000           6.524649         -34.75%               8,158,988        2000*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Janus Aspen Series -               10.361529          10.348841          -0.12%                 392,194        2004
Global Technology                   7.109777          10.361529          45.74%                 422,530        2003
Portfolio: Service II              10.000000           7.109777         -28.90%                 308,974        2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Janus Aspen Series -                6.094511           7.164672          17.56%               3,714,687        2004
International Growth                4.573528           6.094511          33.26%               4,577,965        2003
Portfolio: Service Shares           6.219459           4.573528         -26.46%               6,343,194        2002
- Q/NQ                              8.200976           6.219459         -24.16%               8,943,044        2001
                                   10.000000           8.200976         -17.99%               7,884,779        2000*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Janus Aspen Series -               10.339930          12.158014          17.58%               1,027,485        2004
International Growth                7.758658          10.339930          33.27%               1,072,877        2003
Portfolio: Service II              10.000000           7.758658         -22.41%                 824,343        2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Janus Aspen Series -               12.224157          14.222666          16.35%                 139,352        2004
Risk-Managed Core                  10.000000          12.224157          22.24%                  44,115        2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Neuberger Berman Advisers          14.490354          16.622537          14.71%               2,075,453        2004
Management Trust - AMT             11.102807          14.490354          30.51%               2,353,955        2003
Guardian Portfolio - Q/NQ          15.240204          11.102807         -27.15%               2,518,130        2002
                                   15.622790          15.240204          -2.45%               2,623,003        2001
                                   15.595438          15.622790           0.18%               2,192,932        2000
                                   13.699229          15.595438          13.84%               1,895,804        1999
                                   10.504106          13.699229          30.42%               1,181,196        1998
                                   10.000000          10.504106           5.04%                  14,718        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------



---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Neuberger Berman Advisers          10.036020          10.018137          -0.18%               1,174,960        2004
Management Trust - AMT             10.000000          10.036020           0.36%                 692,344        2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Neuberger Berman Advisers          14.947554          17.220054          15.20%               2,947,027        2004
Management Trust - AMT             11.783165          14.947554          26.86%               3,163,789        2003
Mid-Cap Growth Portfolio:          16.835942          11.783165         -30.01%               3,515,602        2002
Class I - Q/NQ                     22.558120          16.835942         -25.37%               4,276,999        2001
                                   24.609353          22.558120          -8.34%               4,352,721        2000
                                   16.144809          24.609353          52.43%               2,061,773        1999
                                   11.702355          16.144809          37.96%                 882,530        1998
                                   10.000000          11.702355          17.02%                  52,055        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Neuberger Berman Advisers          10.735486          12.651265          17.85%               3,766,418        2004
Management Trust - AMT              8.023166          10.735486          33.81%               3,916,619        2003
Partners Portfolio - Q/NQ          10.678223           8.023166         -24.86%               4,122,416        2002
                                   11.094953          10.678223          -3.76%               4,749,437        2001
                                   11.122733          11.094953          -0.25%               5,060,822        2000
                                   10.458607          11.122733           6.35%               6,033,798        1999
                                   10.132434          10.458607           3.22%               5,860,893        1998
                                   10.000000          10.132434           1.32%                 939,717        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Neuberger Berman Advisers          10.000000          11.311637          13.12%                  22,036        2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Oppenheimer Variable               10.275350          12.190602          18.64%               5,277,532        2004
Account Funds -                     8.260023          10.275350          24.40%               6,022,109        2003
Oppenheimer Aggressive             11.548911           8.260023         -28.48%               6,314,119        2002
Growth Fund/VA:                    16.965058          11.548911         -31.93%               7,663,118        2001
Non-Service Shares - Q/NQ          19.295630          16.965058         -12.08%               8,632,368        2000
                                   10.609896          19.295630          81.86%               3,681,008        1999
                                    9.533314          10.609896          11.29%               1,531,314        1998
                                   10.000000           9.533314          -4.67%                  39,292        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Oppenheimer Variable               13.617207          14.423412           5.92%               9,976,417        2004
Account Funds -                    10.498938          13.617207          29.70%               9,856,806        2003
Oppenheimer Capital                14.492226          10.498938         -27.55%              10,196,426        2002
Appreciation Fund/VA:              16.737106          14.492226         -13.41%              10,486,085        2001
Non-Service Shares - Q/NQ          16.935851          16.737106          -1.17%               9,380,540        2000
                                   12.070167          16.935851          40.31%               4,954,549        1999
                                    9.827325          12.070167          22.82%               2,000,671        1998
                                   10.000000           9.827325          -1.73%                  44,167        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Oppenheimer Variable                9.078658          10.715673          18.03%               4,325,376        2004
Account Funds -                     6.408618           9.078658          41.66%               5,119,547        2003
Oppenheimer Global                  8.309444           6.408618         -22.88%               6,604,871        2002
Securities Fund/VA:                 9.537743           8.309444         -12.88%               4,032,466        2001
Non-Service Shares - Q/NQ          10.000000           9.537743          -4.62%               1,256,646        2000*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Oppenheimer Variable               14.262204          16.838447          18.06%               2,723,012        2004
Account Funds -                    10.000000          14.262204          42.62%               1,896,150        2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------



---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Oppenheimer Variable               10.411603          11.288216           8.42%               8,883,355        2004
Account Funds -                     8.295049          10.411603          25.52%              10,102,409        2003
Oppenheimer Main Street(R)           10.313313           8.295049         -19.57%              10,184,577        2002
Fund/VA: Non-Service               11.590413          10.313313         -11.02%              10,637,665        2001
Shares - Q/NQ                      12.826564          11.590413          -9.64%               9,160,618        2000
                                   10.639805          12.826564          20.55%               5,313,570        1999
                                   10.259486          10.639805           3.71%               2,582,656        1998
                                   10.000000          10.259486           2.59%                  58,403        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Strong Opportunity Fund             9.207993          10.782336          17.10%               4,685,249        2004
II, Inc.: Investor Class -          6.785241           9.207993          35.71%               4,894,257        2003
Q/NQ                                9.360871           6.785241         -27.51%               4,997,088        2002
                                    9.814649           9.360871          -4.62%               3,579,910        2001
                                   10.000000           9.814649          -1.85%                 752,001        2000*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
The Universal                      15.624194          17.032956           9.02%                 790,594        2004
Institutional Funds, Inc.          12.336461          15.624194          26.65%               1,196,261        2003
- Emerging Markets Debt            11.403171          12.336461           8.18%               1,152,068        2002
Portfolio: Class I - Q/NQ          10.456971          11.403171           9.05%                 661,833        2001
                                    9.477539          10.456971          10.33%                 638,919        2000
                                    7.395794           9.477539          28.15%                 388,657        1999
                                   10.425451           7.395794         -29.06%                 301,931        1998
                                   10.000000          10.425451           4.25%                   8,418        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
The Universal                      10.279812          11.952667          16.27%                       0        2004
Institutional Funds, Inc.           8.145121          10.279812          26.21%                       0        2003
- International Magnum             10.000000           8.145121         -18.55%                       0        2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
The Universal                       5.788043           6.971218          20.44%                 722,785        2004
Institutional Funds, Inc.           4.121971           5.788043          40.42%                 487,543        2003
- Mid Cap Growth                    6.045067           4.121971         -31.81%                 362,853        2002
Portfolio: Class I- Q/NQ            8.634485           6.045067         -29.99%                 269,702        2001
                                   10.000000           8.634485         -13.66%                 108,847        2000*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
The Universal                      16.000151          21.616198          35.10%               4,566,599        2004
Institutional Funds, Inc.          11.746967          16.000151          36.21%               4,416,801        2003
- U.S. Real Estate                 11.953729          11.746967          -1.73%               4,447,454        2002
Portfolio: Class I - Q/NQ          10.987658          11.953729           8.79%               3,233,706        2001
                                   10.561250          10.987658           4.04%               2,318,276        2000*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Van Eck Worldwide                   9.384754          11.702352          24.70%               1,187,751        2004
Insurance Trust -                   6.144858           9.384754          52.73%               1,937,337        2003
Worldwide Emerging Markets          6.389225           6.144858          -3.82%               2,177,354        2002
Fund: Initial Class - Q/NQ          6.569856           6.389225          -2.75%               2,400,770        2001
                                   11.409292           6.569856         -42.42%               1,926,318        2000
                                    5.751082          11.409292          98.38%               1,647,464        1999
                                    8.814851           5.751082         -34.76%                 497,198        1998
                                   10.000000           8.814851         -11.85%                  27,488        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Van Eck Worldwide                  10.000000          12.647978          26.48%                 233,068        2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------



---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Van Eck Worldwide                   9.941176          12.232540          23.05%                 891,024        2004
Insurance Trust -                   6.931923           9.941176          43.41%               1,345,636        2003
Worldwide Hard Assets               7.202559           6.931923          -3.76%                 802,424        2002
Fund: Initial Class - Q/NQ          8.120188           7.202559         -11.30%                 468,871        2001
                                    7.358645           8.120188          10.35%                 466,988        2000
                                    6.139717           7.358645          19.85%                 415,476        1999
                                    8.979477           6.139717         -31.63%                 197,748        1998
                                   10.000000           8.979477         -10.21%                  17,265        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Van Eck Worldwide                  10.000000          12.504808          25.05%                 337,461        2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Victory Variable Insurance          9.985330          10.846475           8.62%                  54,975        2004
Funds - Diversified Stock           7.469134           9.985330          33.69%                  65,352        2003
Fund: Class A - Q/NQ                9.850083           7.469134         -24.17%                  70,740        2002
                                    9.913591           9.850083          -0.64%                  52,043        2001
                                   10.000000           9.913591          -0.86%                  19,927        2000*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------


                Maximum Optional Benefits Elected (Total 3.95%)

   (Variable account charges of 3.95% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             10.478179           10.821194           3.27%                   0           2004
Funds - AIM V.I. Balanced          10.000000           10.478179           4.78%                   0           2003*
Fund: Series I Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             10.645580           10.702990           0.54%                   0           2004
Funds - AIM V.I. Blue Chip         10.000000           10.645580           6.46%                   0           2003*
Fund: Series I Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             10.803962           11.064826           2.41%                   0           2004
Funds - AIM V.I. Capital           10.000000           10.803962           8.04%                   0           2003*
Appreciation Fund: Series
I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             10.776514           11.279264           4.67%                   0           2004
Funds - AIM V.I. Core              10.000000           10.776514           7.77%                   0           2003*
Stock Fund: Series I
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             10.683753           10.854089           1.59%                   0           2004
Funds - AIM V.I. Premier           10.000000           10.683753           6.84%                   0           2003*
Equity Fund: Series I
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          10.968757           11.904527           8.53%                   0           2004
Portfolios, Inc. -                 10.000000           10.968757           9.69%                   0           2003*
American Century VP Income
& Growth Fund: Class I -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          10.975555           12.115462          10.39%                   0           2004
Portfolios, Inc. -                 10.000000           10.975555           9.76%                   0           2003*
American Century VP
International Fund: Class
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          10.975558           12.131971          10.54%                   0           2004
Portfolios, Inc. -                 10.000000           10.975558           9.76%                   0           2003*
American Century VP
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          10.580214           11.247299           6.31%                   0           2004
Portfolios, Inc. -                 10.000000           10.580214           5.80%                   0           2003*
American Century VP Ultra
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          11.049142           12.133993           9.82%                   0           2004
Portfolios, Inc. -                 10.000000           11.049142          10.49%                   0           2003*
American Century VP Value
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable           9.971667           10.134326           1.63%                   0           2004
Portfolios II, Inc. -              10.000000            9.971667          -0.28%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance            10.859942           11.673494           7.49%                   0           2004
Funds - BB&T Capital               10.000000           10.859942           8.60%                   0           2003*
Manager Equity VIF - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance            11.038814           12.000010           8.71%                   0           2004
Funds - BB&T Large Cap             10.000000           11.038814          10.39%                   0           2003*
Value VIF - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance            10.675429           10.830853           1.46%                   0           2004
Funds - BB&T Large Company         10.000000           10.675429           6.75%                   0           2003*
Growth VIF - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance            10.569293           11.897478          12.57%                   0           2004
Funds - BB&T Mid Cap               10.000000           10.569293           5.69%                   0           2003*
Growth VIF - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -              10.878725           12.328852          13.33%                   0           2004
Global Small Cap Portfolio         10.000000           10.878725           8.79%                   0           2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -              11.218544           12.364119          10.21%                   0           2004
International Focus                10.000000           11.218544          12.19%                   0           2003*
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -              10.990177           11.753601           6.95%                   0           2004
Large Cap Value Portfolio          10.000000           10.990177           9.90%                   0           2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                 11.055269           12.942703          17.07%                   0           2004
Portfolios - Small Cap             10.000000           11.055269          10.55%                   0           2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially               10.774891           10.992090           2.02%                   0           2004
Responsible Growth Fund,           10.000000           10.774891           7.75%                   0           2003*
Inc.: Initial Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,          10.854168           11.534900           6.27%                   0           2004
Inc.: Initial Shares - Q/NQ        10.000000           10.854168           8.54%                   0           2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                   10.712816           10.808967           0.90%                   0           2004
Investment Fund                    10.000000           10.712816           7.13%                   0           2003*
-Appreciation Portfolio:
Initial Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                   10.903029           11.660042           6.94%                   0           2004
Investment Fund -                  10.000000           10.903029           9.03%                   0           2003*
Developing Leaders
Portfolio: Initial Shares-
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                   11.152136           12.856649          15.28%                   0           2004
Investment Fund -                  10.000000           11.152136          11.52%                   0           2003*
International Value
Portfolio: Initial Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series          9.908369            9.861486          -0.47%                   0           2004
- Federated Quality Bond           10.000000            9.908369          -0.92%                   0           2003*
Fund II: Primary Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  11.079669           11.853486           6.98%                   0           2004
Insurance Products Fund -          10.000000           11.079669          10.80%                   0           2003*
VIP Equity-Income
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  10.782503           10.694558          -0.82%                   0           2004
Insurance Products Fund -          10.000000           10.782503           7.83%                   0           2003*
VIP Growth Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  10.427515           10.963993           5.14%                   0           2004
Insurance Products Fund -          10.000000           10.427515           4.28%                   0           2003*
VIP High Income Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  11.288602           12.305317           9.01%                   0           2004
Insurance Products Fund -          10.000000           11.288602          12.89%                   0           2003*
VIP Overseas Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  11.289618           12.307376           9.01%                   0           2004
Insurance Products Fund -          10.000000           11.289618          12.90%                   0           2003*
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  10.830147           11.998160          10.78%                   0           2004
Insurance Products Fund II         10.000000           10.830147           8.30%                   0           2003*
- VIP Contrafund(R)
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                   9.965907            9.985691           0.20%                   0           2004
Insurance Products Fund II         10.000000            9.965907          -0.34%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  10.765178           11.069975           2.83%                   0           2004
Insurance Products Fund            10.000000           10.765178           7.65%                   0           2003*
III - VIP Growth
Opportunities Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  10.999077           12.042450           9.49%                   0           2004
Insurance Products Fund            10.000000           10.999077           9.99%                   0           2003*
III - VIP Value Strategies
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors                10.950197           11.700540           6.85%                   0           2004
Variable Insurance Trust -         10.000000           10.950197           9.50%                   0           2003*
First Horizon Capital
Appreciation Portfolio -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors                10.696096           10.836436           1.31%                   0           2004
Variable Insurance Trust -         10.000000           10.696096           6.96%                   0           2003*
First Horizon Core Stock
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                  11.128261           12.854613          15.51%                   0           2004
International Value Fund:          10.000000           11.128261          11.28%                   0           2003*
Class III - Q/NQ
                             ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                             ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap          10.951467           12.173833          11.16%                   0           2004
Index Fund: Class I - Q/NQ         10.000000           10.951467           9.51%                   0           2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High           10.406133           11.004388           5.75%                   0           2004
Income Bond Fund: Class I          10.000000           10.406133           4.06%                   0           2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 11.869749           13.766075          15.98%                   0           2004
Emerging Markets Fund:             10.000000           11.869749          18.70%                   0           2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 11.869135           13.766872          15.99%                   0           2004
Emerging Markets Fund:             10.000000           11.869135          18.69%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          11.111516           12.927718          16.35%                   0           2004
Financial Services Fund:           10.000000           11.111516          11.12%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          10.594708           10.974448           3.58%                   0           2004
Health Sciences Fund:              10.000000           10.594708           5.95%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          10.584966           10.605427           0.19%                   0           2004
Technology and                     10.000000           10.584966           5.85%                   0           2003*
Communications Fund: Class
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          10.579097           10.596048           0.16%                   0           2004
Technology and                     10.000000           10.579097           5.79%                   0           2003*
Communications Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          11.164700           13.935684          24.84%                   0           2004
Utilities Fund: Class III          10.000000           11.164700          11.65%                   0           2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                  9.843185            9.762819          -0.82%                   0           2004
Government Bond Fund:              10.000000            9.843185          -1.57%                   0           2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth          10.670030           11.084575           3.89%                   0           2004
Fund: Class I- Q/NQ                10.000000           10.670030           6.70%                   0           2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 11.314552           12.410339           9.68%                   0           2004
International Growth Fund:         10.000000           11.314552          13.15%                   0           2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 11.314566           12.427603           9.84%                   0           2004
International Growth Fund:         10.000000           11.314566           13.15%                  0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.141238           10.193861           0.52%                   0           2004
Investor Destinations              10.000000           10.141238           1.41%                   0           2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.348422           10.651306           2.93%                   0           2004
Investor Destinations              10.000000           10.348422           3.48%                   0           2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.565405           11.115884           5.21%                   0           2004
Investor Destinations              10.000000           10.565405           5.65%                   0           2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.814880           11.644012           7.67%                   0           2004
Investor Destinations              10.000000           10.814880           8.15%                   0           2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.974232           12.019393           9.52%                   0           2004
Investor Destinations              10.000000           10.974232           9.74%                   0           2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap         10.812654           11.978520          10.78%                   0           2004
Growth Fund: Class I - Q/NQ        10.000000           10.812654           8.13%                   0           2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money            9.911733            9.597465           -3.17%                  0           2004
Market Fund: Class I - Q/NQ        10.000000            9.911733           -0.88%                  0           2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.759298           11.342138           5.42%                   0           2004
Nationwide Fund: Class I -         10.000000           10.759298           7.59%                   0           2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.579935           12.069791           14.08%                  0           2004
Nationwide Leaders Fund:           10.000000           10.579935           5.80%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.            10.870974           11.741214           8.01%                   0           2004
Growth Leaders Fund: Class         10.000000           10.870974           8.71%                   0           2003*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.754059           11.947615           11.10%                  0           2004
Worldwide Leaders Fund:            10.000000           10.754059           7.54%                   0           2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 10.766604           11.961537          11.10%                   0           2004
Worldwide Leaders Fund:            10.000000           10.766604           7.67%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth         10.585805           11.531851           8.94%                   0           2004
Fund: Class I - Q/NQ               10.000000           10.585805           5.86%                   0           2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value          11.456256           12.907398          12.67%                   0           2004
Fund: Class I - Q/NQ               10.000000           11.456256          14.56%                   0           2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company            11.004229           12.580378          14.32%                   0           2004
Fund: Class I - Q/NQ               10.000000           11.004229          10.04%                   0           2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT              10.546051           10.989679           4.21%                   0           2004
Balanced Fund: Class I -           10.000000           10.546051           5.46%                   0           2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT               10.899337           12.300999          12.86%                   0           2004
Comstock Value Fund: Class         10.000000           10.899337           8.99%                   0           2003*
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi         10.182870           10.419748           2.33%                   0           2004
Sector Bond Fund: Class I          10.000000           10.182870           1.83%                   0           2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust           10.000000           11.182422          11.82%                   0           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty         10.623009           12.036965          13.31%                   0           2004
Portfolio: Service Shares          10.000000           10.623009           6.23%                   0           2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               10.853357           10.483595          -3.41%                   0           2004
Global Technology                  10.000000           10.853357           8.53%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               10.835926           10.494788          -3.15%                   0           2004
Global Technology                  10.000000           10.835926           8.36%                   0           2003*
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               11.213596           12.783516          14.00%                   0           2004
International Growth               10.000000           11.213596          12.14%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               11.215445           12.788214          14.02%                   0           2004
International Growth               10.000000           11.215445          12.15%                   0           2003*
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               10.902584           12.300994          12.83%                   0           2004
Risk-Managed Core                  10.000000           10.902584           9.03%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          10.981733           12.216245          11.24%                   0           2004
Management Trust - AMT             10.000000           10.981733           9.82%                   0           2003*
Guardian Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers           9.919575            9.601985          -3.20%                   0           2004
Management Trust - AMT             10.000000            9.919575          -0.80%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          10.879664           12.154159          11.71%                   0           2004
Management Trust - AMT             10.000000           10.879664           8.80%                   0           2003*
Mid-Cap Growth Portfolio:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          10.976528           12.543694          14.28%                   0           2004
Management Trust - AMT             10.000000           10.976528           9.77%                   0           2003*
Partners Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          10.000000           11.083971          10.84%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               10.180272           11.712128          15.05%                   0           2004
Account Funds -                    10.000000           10.180272           1.80%                   0           2003*
Oppenheimer Aggressive
Growth Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               10.816685           11.110148           2.71%                   0           2004
Account Funds -                    10.000000           10.816685           8.17%                   0           2003*
Oppenheimer Capital
Appreciation Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               11.369014           13.012802          14.46%                   0           2004
Account Funds -                    10.000000           11.356483          13.56%                   0           2003*
Oppenheimer Global
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               11.356483           13.001985          14.49%                   0           2004
Account Funds -                    10.000000           11.356483          13.56%                   0           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               10.806414           11.361558           5.14%                   0           2004
Account Funds -                    10.000000           10.806414           8.06%                   0           2003*
Oppenheimer Main Street(R)
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund            10.837045           12.305775          13.55%                   0           2004
II, Inc.: Investor Class -         10.000000           10.837045           8.37%                   0           2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                      10.504370           11.104708           5.72%                   0           2004
Institutional Funds, Inc.          10.000000           10.504370           5.04%                   0           2003*
- Emerging Markets Debt
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                      10.800269           12.614250          16.80%                   0           2004
Institutional Funds, Inc.          10.000000           10.800269           8.00%                   0           2003*
- Mid Cap Growth
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                      10.615667           13.907697          31.01%                   0           2004
Institutional Funds, Inc.          10.000000           10.615667           6.16%                   0           2003*
- U.S. Real Estate
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                  11.622177           14.053549          20.92%                   0           2004
Insurance Trust -                  10.000000           11.622177          16.22%                   0           2003*
Worldwide Emerging Markets
Fund: Initial Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                  10.000000           12.393433          23.93%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                  11.641812           13.891560          19.32%                   0           2004
Insurance Trust -                  10.000000           11.641812          16.42%                   0           2003*
Worldwide Hard Assets
Fund: Initial Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                  10.000000           12.253143          22.53%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance         11.180941           11.777448           5.34%                   0           2004
Funds - Diversified Stock          10.000000           11.180941          11.81%                   0           2003*
Fund: Class A - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


APPENDIX C: CONTRACT TYPES AND TAX INFORMATION

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

TYPES OF CONTRACTS

CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     (a)  the contract value on the day before the withdrawal; and

     (b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

INDIVIDUAL RETIREMENT ANNUITIES


IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).


When the owner of an IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:


o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA.


Upon the death of the owner of a Roth IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.


SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRA)


A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.


When the owner of SEP IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


SIMPLE IRAS

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements;

o    participation requirements; and

o    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.


When the owner of Simple IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.


When the owner of a Tax Sheltered Annuity attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs


Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.


If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.


Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.


If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.


WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

(2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.


Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a) an individual who is two or more generations younger than the contract owner; or

(b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9, or Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, IRAS, SEP IRAS, SIMPLE IRAS AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

Nationwide Life Insurance Company:
o        Nationwide Variable Account-9


      Statement of Additional Information supplement dated June 1, 2005 to
             Statement of Additional Information dated May 1, 2005

--------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR STATEMENT OF ADDITIONAL INFORMATION. PLEASE READ IT AND KEEP IT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------


1. Effective June 1, 2005, the "Condensed Financial Information" section is amended to include the following after the first sentence in the fourth paragraph:

The Waddell & Reed Target Funds - Global Natural Resources Portfolio and Waddell & Reed Target Funds - Mid Cap Growth Portfolio were added to the variable account effective June 1, 2005.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2005


           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-9


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2005. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS

                                                                            PAGE

General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................2
Underwriters..................................................................2
Annuity Payments..............................................................2
Condensed Financial Information...............................................2
Financial Statements........................................................405


GENERAL INFORMATION AND HISTORY


The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $157 billion as of December 31, 2004.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.


The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay Nationwide an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds it offers in the contracts. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company. Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.10% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-9 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 consolidated financial statements of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.


PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2004, 2003 and 2002, no underwriting commissions were paid by Nationwide to NISC.

The contracts, which are offered continuously, are distributed by Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001. During the fiscal years ended December 31, 2004, 2003 and 2002, no underwriting commissions have been paid by Nationwide to Security Distributors, Inc.

The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202. During the fiscal years ended December 31, 2004, 2003 and 2002, no underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

CONDENSED FINANCIAL INFORMATION


The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2004. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.


The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.


On April 8, 2005, the Strong Opportunity Fund II, Inc.: Investor Class merged into the Wells Fargo Variable Trust Funds - Wells Fargo Advantage Opportunity Fund VT: Investor Class. The condensed financial information shown in this appendix is as of December 31, 2004, when the above-mentioned underlying mutual fund was still the Strong Opportunity Fund II, Inc.: Investor Class.

The Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund:
Class III was added to the variable account effective May 1, 2005. Therefore, no accumulation unit value information is available.

                   No Optional Benefits Elected (Total 0.95%)

   (Variable account charges of 0.95% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
AIM Variable Insurance              9.492064          10.108957           6.50%                  13,718        2004
Funds - AIM V.I. Balanced           8.235548           9.492064          15.26%                  12,586        2003
Fund: Series I Shares -            10.029632           8.235548         -17.89%                   9,145        2002
Q/NQ                               10.000000          10.029632           0.30%                       0        2001*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
AIM Variable Insurance              9.069081           9.402756           3.68%                   9,708        2004
Funds - AIM V.I. Blue Chip          7.316405           9.069081          23.96%                   7,817        2003
Fund: Series I Shares -            10.003747           7.316405         -26.86%                   6,799        2002
Q/NQ                               10.000000          10.003747           0.04%                       0        2001*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
AIM Variable Insurance              9.906737          10.462806           5.61%                   3,487        2004
Funds - AIM V.I. Capital            7.722120           9.906737          28.29%                   3,316        2003
Appreciation Fund: Series          10.306554           7.722120         -25.08%                   2,546        2002
I Shares - Q/NQ                    10.000000          10.306554           3.07%                       0        2001*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
AIM Variable Insurance             10.252012          11.065372           7.93%                     658        2004
Funds - AIM V.I. Core               8.318791          10.252012          23.24%                     658        2003
Stock Fund: Series I                9.948963           8.318791         -16.39%                     318        2002
Shares - Q/NQ                      10.000000           9.948963          -0.51%                       0        2001*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
AIM Variable Insurance             10.493127          12.888436          22.83%                       0        2004
Funds - AIM V.I.                    8.208210          10.493127          27.84%                       0        2003
International Growth Fund:         10.000000           8.208210         -17.92%                       0        2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
AIM Variable Insurance              8.641968           9.053949           4.77%                   6,415        2004
Funds - AIM V.I. Premier            6.975369           8.641968          23.89%                   5,458        2003
Equity Fund: Series I              10.097856           6.975369         -30.92%                   5,832        2002
Shares - Q/NQ                      10.000000          10.097856           0.98%                       0        2001*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
American Century Variable          12.575258          14.074150          11.92%               5,510,499        2004
Portfolios, Inc. -                  9.814828          12.575258          28.13%               6,227,886        2003
American Century VP Income         12.289665           9.814828         -20.14%               6,377,032        2002
& Growth Fund: Class I -           13.539187          12.289665          -9.23%               7,038,530        2001
Q/NQ                               15.291612          13.539187         -11.46%               7,018,117        2000
                                   13.081019          15.291612          16.90%               5,320,425        1999
                                   10.409767          13.081019          25.66%               2,097,666        1998
                                   10.000000          10.409767           4.10%                  20,646        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
American Century Variable          10.839623          12.339005          13.83%               3,301,274        2004
Portfolios, Inc. -                  8.789250          10.839623          23.33%               3,901,749        2003
American Century VP                11.143861           8.789250         -21.13%               4,884,295        2002
International Fund: Class          15.886136          11.143861         -29.85%               6,836,811        2001
I - Q/NQ                           19.282175          15.886136         -17.61%               7,422,625        2000
                                   11.866841          19.282175          62.49%               5,138,722        1999
                                   10.088106          11.866841          17.63%               2,651,670        1998
                                   10.000000          10.088106           0.88%                  39,079        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------


---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
American Century Variable           9.944610          11.335610          13.99%               1,802,117        2004
Portfolios, Inc. -                  8.063541           9.944610          23.33%               1,669,705        2003
American Century VP                10.000000           8.063541         -19.36%               1,167,737        2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
American Century Variable           9.881229          10.832229           9.62%                 467,426        2004
Portfolios, Inc. -                  7.987225           9.881229          23.71%                 350,280        2003
American Century VP Ultra          10.000000           7.987225         -20.13%                  79,386        2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
American Century Variable          15.177426          17.188018          13.25%               8,489,628        2004
Portfolios, Inc. -                 11.882018          15.177426          27.73%               8,848,958        2003
American Century VP Value          13.728674          11.882018         -13.45%               8,706,954        2002
Fund: Class I - Q/NQ               12.285793          13.728674          11.74%               7,058,645        2001
                                   10.498316          12.285793          17.03%               3,301,779        2000
                                   10.689857          10.498316          -1.79%               1,971,574        1999
                                   10.296896          10.689857           3.82%               1,219,884        1998
                                   10.000000          10.296896           2.97%                  57,340        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
American Century Variable          10.258243          10.751209           4.81%               1,050,182        2004
Portfolios II, Inc. -              10.000000          10.258243           2.58%                 376,225        2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
BB&T Variable Insurance             9.878421          10.949991          10.85%                  18,827        2004
Funds - BB&T Capital                7.948282           9.878421          24.28%                  13,275        2003
Manager Equity VIF - Q/NQ          10.190488           7.948282         -22.00%                   8,489        2002
                                   10.000000          10.190488           1.90%                       0        2001*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
BB&T Variable Insurance             9.909926          11.109146          12.10%                  92,315        2004
Funds - BB&T Large Cap              8.093319           9.909926          22.45%                  78,156        2003
Value VIF - Q/NQ                   10.168487           8.093319         -20.41%                  39,162        2002
                                   10.000000          10.168487           1.68%                       0        2001*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
BB&T Variable Insurance             8.996677           9.412710           4.62%                  36,399        2004
Funds - BB&T Large Company          7.094799           8.996677          26.81%                  28,932        2003
Growth VIF - Q/NQ                  10.302170           7.094799         -31.13%                  10,621        2002
                                   10.000000          10.302170           3.02%                       0        2001*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
BB&T Variable Insurance            11.241850          13.049684          16.08%                  65,031        2004
Funds - BB&T Mid Cap                8.310650          11.241850          35.27%                  54,541        2003
Growth VIF - Q/NQ                  10.488163           8.310650         -20.76%                  24,080        2002
                                   10.000000          10.488163           4.88%                       0        2001*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------


---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Credit Suisse Trust -               9.112489          10.649661          16.87%                 231,522        2004
Global Small Cap Portfolio          6.230502           9.112489          46.26%                 279,524        2003
- Q/NQ                              9.553561           6.230502         -34.78%                 355,633        2002
                                   13.516337           9.553561         -29.32%                 532,495        2001
                                   16.833540          13.516337         -19.71%                 664,992        2000
                                   10.394476          16.833540          61.95%                 753,471        1999
                                    9.852750          10.394476           5.50%                 397,541        1998
                                   10.000000           9.852750          -1.47%                   8,875        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Credit Suisse Trust -               8.860816          10.070561          13.65%                 523,771        2004
International Focus                 6.721516           8.860816          31.83%                 609,977        2003
Portfolio - Q/NQ                    8.472446           6.721516         -20.67%                 774,988        2002
                                   11.005780           8.472446         -23.02%               1,117,390        2001
                                   14.993656          11.005780         -26.60%               1,280,898        2000
                                    9.865775          14.993656          51.98%               1,574,730        1999
                                    9.454794           9.865775           4.35%                 975,805        1998
                                   10.000000           9.454794          -5.45%                 266,818        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Credit Suisse Trust -              12.349908          13.620192          10.29%                 544,633        2004
Large Cap Value Portfolio           9.961544          12.349908          23.98%                 596,361        2003
- Q/NQ                             13.077460           9.961544         -23.83%                 697,377        2002
                                   13.079940          13.077460          -0.02%                 822,031        2001
                                   12.124398          13.079940           7.88%                 808,299        2000
                                   11.521372          12.124398           5.23%                 826,064        1999
                                   10.373620          11.521372          11.06%                 702,417        1998
                                   10.000000          10.373620           3.74%                  13,398        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Dreyfus Investment                 10.407808          12.565056          20.73%               1,540,213        2004
Portfolios - Small Cap              7.626313          10.407808          36.47%               1,147,923        2003
Stock Index Portfolio:             10.000000           7.626313         -23.74%                 253,906        2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
The Dreyfus Socially                9.969151          10.487708           5.20%               4,261,513        2004
Responsible Growth Fund,            7.987645           9.969151          24.81%               4,718,600        2003
Inc.: Initial Shares - Q/NQ        11.349542           7.987645         -29.62%               5,328,865        2002
                                   14.800297          11.349542         -23.32%               6,628,561        2001
                                   16.794438          14.800297         -11.87%                 425,730        2000
                                   13.034607          16.794438          28.84%               4,588,496        1999
                                   10.171132          13.034607          28.15%               1,586,203        1998
                                   10.000000          10.171132           1.71%                  41,603        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Dreyfus Stock Index Fund,          11.992131          13.142116           9.59%              26,967,465        2004
Inc.: Initial Shares - Q/NQ         9.431842          11.992131          27.15%              29,991,213        2003
                                   12.265220           9.431842         -23.10%              32,543,566        2002
                                   14.101205          12.265220         -13.02%              35,512,451        2001
                                   15.692141          14.101205         -10.14%              36,569,247        2000
                                   13.135997          15.692141          19.46%              29,064,270        1999
                                   10.343734          13.135997          26.99%              13,389,246        1998
                                   10.000000          10.343734           3.44%                 387,437        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Dreyfus Variable                   12.773575          13.290671           4.05%               4,118,795        2004
Investment Fund                    10.642941          12.773575          20.02%               4,718,834        2003
-Appreciation Portfolio:           12.901502          10.642941         -17.51%               4,821,716        2002
Initial Shares - Q/NQ              14.363060          12.901502         -10.18%               5,172,648        2001
                                   14.595134          14.363060          -1.59%               5,495,982        2000
                                   13.220513          14.595134          10.40%               5,518,293        1999
                                   10.249990          13.220513          28.98%               2,590,407        1998
                                   10.000000          10.249990           2.50%                  59,606        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------


---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Dreyfus Variable                   11.143238          12.289095          10.28%                   6,184           2004
Investment Fund -                   8.542795          11.143238          30.44%                   3,135           2003
Developing Leaders                 10.664159           8.542795         -19.89%                   1,876           2002
Portfolio: Initial Shares          10.000000          10.664159           6.64%                       0
- Q/NQ                                                                                                         2001*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Dreyfus Variable                   11.800187          14.028393          18.88%                   6,800           2004
Investment Fund -                   8.736895          11.800187          35.06%                   6,056           2003
International Value                10.049505           8.736895         -13.06%                     124           2002
Portfolio: Initial Shares          10.000000          10.049505           0.50%                       0
- Q/NQ                                                                                                         2001*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Federated Insurance Series         12.881356          13.220856           2.64%               7,095,885        2004
- Federated Quality Bond           12.427549          12.881356           3.65%               8,143,242        2003
Fund II: Primary Shares -          11.478449          12.427549           8.27%               7,863,778        2002
Q/NQ                               10.729245          11.478449           6.98%               5,032,718        2001
                                    9.806807          10.729245           9.41%               1,638,098        2000
                                   10.000000           9.806807          -1.93%                 347,680        1999*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Fidelity Variable                  12.885834          14.183136          10.32%              18,906,340        2004
Insurance Products Fund -           9.967020          12.855834          28.98%              19,758,595        2003
VIP Equity -Income                 12.123397           9.967020         -17.79%              18,534,617        2002
Portfolio: Service Class -         12.896641          12.123397          -6.00%              18,264,333        2001
Q/NQ                               12.021290          12.896641           7.28%              15,756,237        2000
                                   11.422130          12.021290           5.25%              14,617,298        1999
                                   10.338433          11.422130          10.48%               9,062,065        1998
                                   10.000000          10.338433           3.88%                 277,274        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Fidelity Variable                  12.291519          12.572083           2.28%              13,879,302        2004
Insurance Products Fund -           9.345645          12.291519          31.52%              16,698,958        2003
VIP Growth Portfolio:              13.517575           9.345645         -30.86%              17,097,622        2002
Service Class - Q/NQ               16.588646          13.517575         -18.51%              20,422,678        2001
                                   18.830990          16.588646         -11.91%              21,776,437        2000
                                   13.848033          18.830990          35.98%              15,207,362        1999
                                   10.030842          13.848033          38.05%               4,170,789        1998
                                   10.000000          10.030842           0.31%                 116,824        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Fidelity Variable                   8.860680           9.607448           8.43%               8,889,914        2004
Insurance Products Fund -           7.045440           8.860680          25.76%              10,624,626        2003
VIP High Income Portfolio:          6.864641           7.045440           2.63%               9,076,687        2002
Service Class - Q/NQ                7.866679           6.864641         -12.74%               9,831,409        2001
                                   10.262325           7.866679         -23.34%               9,388,222        2000
                                    9.586675          10.262325           7.05%               9,053,822        1999
                                   10.126638           9.586675          -5.33%               6,089,908        1998
                                   10.000000          10.126638           1.27%                 205,072        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Fidelity Variable                  10.895150          12.247224          12.41%               2,033,030        2004
Insurance Products Fund -           7.680997          10.895150          41.85%               2,416,526        2003
VIP Overseas Portfolio:             9.735184           7.680997         -21.10%               3,152,328        2002
Service Class - Q/NQ               12.485012           9.735184         -22.03%               4,161,991        2001
                                   15.589761          12.485012         -19.92%               4,123,737        2000
                                   11.047878          15.589761          41.11%               3,033,012        1999
                                    9.902344          11.047878          11.57%               1,388,856        1998
                                   10.000000           9.902344          -0.98%                  62,522        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Fidelity Variable                  10.993637          12.358880          12.42%               2,334,274        2004
Insurance Products Fund -           7.747856          10.993637          41.89%               1,936,492        2003
VIP Overseas Portfolio:            10.000000           7.747856         -22.52%                 726,014        2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------


---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Fidelity Variable                  14.413145          16.466147          14.24%              14,587,477        2004
Insurance Products Fund II         11.336946          14.413145          27.13%              14,658,746        2003
- VIP Contrafund(R)                  12.636709          11.336946         -10.29%              15,001,342        2002
Portfolio: Service Class -         14.558242          12.636709         -13.20%              15,629,153        2001
Q/NQ                               15.755094          14.558242          -7.60%              16,830,929        2000
                                   12.812355          15.755094          22.97%              13,447,724        1999
                                    9.954885          12.812355          28.70%               5,839,973        1998
                                   10.000000           9.954885          -0.45%                 231,858        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Fidelity Variable                  10.152709          10.490587           3.33%                 763,425        2004
Insurance Products Fund II         10.000000          10.152709           1.53%                 253,907        2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Fidelity Variable                   9.140227           9.692526           6.04%               3,507,744        2004
Insurance Products Fund             7.116855           9.140227          28.43%               4,135,611        2003
III - VIP Growth                    9.201903           7.116855         -22.66%               4,846,275        2002
Opportunities Portfolio:           10.858509           9.201903         -15.26%               5,952,156        2001
Service Class - Q/NQ               13.235715          10.858509         -17.96%               7,163,757        2000
                                   12.826216          13.235715           3.19%               7,531,248        1999
                                   10.400464          12.826216          23.32%               4,035,262        1998
                                   10.000000          10.400464           4.00%                 140,753        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Fidelity Variable                  11.661980          13.166913          12.90%               1,204,275        2004
Insurance Products Fund             7.461630          11.661980          56.29%               1,077,765        2003
III - VIP Value Strategies         10.000000           7.461630         -25.38%                 234,553        2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Financial Investors                12.595017          13.878375          10.19%                   2,850        2004
Variable Insurance Trust -          8.937198          12.595017          40.93%                   2,858        2003
First Horizon Capital              11.088140           8.937198         -19.40%                   2,748        2002
Appreciation Portfolio -           10.000000          11.088140          10.88%                     539        2001*
Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Financial Investors                 9.577003          10.005615           4.48%                  14,129        2004
Variable Insurance Trust -          7.518632           9.577003          27.38%                  14,572        2003
First Horizon Core Stock           10.273079           7.518632         -26.81%                  13,438        2002
Portfolio - Q/NQ                   10.000000          10.273079           2.73%                   4,144        2001*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Franklin Templeton                 10.347742          12.183825          17.74%                       0        2004
Variable Insurance                  7.881371          10.347742          31.29%                       0        2003
Products Trust - Templeton         10.000000           7.881371         -21.19%                       0        2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Dreyfus GVIT                  13.823365          16.466217          19.12%                 655,449        2004
International Value Fund:          10.000000          13.823365          38.23%                 144,462        2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------


---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Dreyfus GVIT Mid Cap          16.324362          18.713055          14.63%               4,420,340        2004
Index Fund: Class I - Q/NQ         12.239605          16.324362          33.37%               4,257,414        2003
                                   14.589867          12.239605         -16.11%               4,053,421        2002
                                   14.925432          14.589867          -2.25%               3,380,236        2001
                                   13.078919          14.925432          14.12%               1,946,950        2000
                                   10.919701          13.078919          19.77%                 554,181        1999
                                    9.949100          10.919701           9.76%                 355,668        1998
                                   10.000000           9.949100          -0.51%                   8,862        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Federated GVIT High           12.702877          13.852569           9.05%               4,123,229        2004
Income Bond Fund: Class I          10.488660          12.702877          21.11%               4,518,441        2003
- Q/NQ                             10.258387          10.488660           2.24%               3,829,969        2002
                                    9.938283          10.258387           3.22%               3,187,673        2001
                                   10.938415           9.938283          -9.14%               2,338,128        2000
                                   10.701912          10.938415           2.21%               2,207,614        1999
                                   10.212505          10.701912           4.79%               1,359,204        1998
                                   10.000000          10.212505           2.13%                  48,707        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 11.219753          13.418473          19.60%                  98,883        2004
Emerging Markets Fund:              6.853997          11.219753          63.70%                 172,985        2003
Class I - Q/NQ                      8.162972           6.853997         -16.04%                 215,319        2002
                                    8.692251           8.162972          -6.09%                 122,397        2001
                                   10.000000           8.692251         -13.08%                   4,778        2000*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 12.312811          14.727346          19.61%                 916,838        2004
Emerging Markets Fund:              7.523761          12.312811          63.65%                 664,957        2003
Class III - Q/NQ                   10.000000           7.523761         -24.76%                 166,114        2002*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT Global          12.388657          14.863501          19.98%                 185,770        2004
Financial Services Fund:            8.841677          12.388657          40.12%                 143,894        2003
Class III - Q/NQ                   10.000000           8.841677         -11.58%                 114,271        2002*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT Global          11.469046          12.251150           6.82%                 526,290        2004
Health Sciences Fund:               8.465900          11.469046          35.47%                 445,077        2003
Class III - Q/NQ                   10.000000           8.465900         -15.34%                 238,287        2002*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT Global           2.967876           3.066472           3.32%                 214,117        2004
Technology and                      1.930212           2.967876          53.76%                 303,309        2003
Communications Fund: Class          3.405832           1.930212         -43.33%                 409,418        2002
I - Q/NQ                            6.003728           3.405832         -43.27%                 654,321        2001
                                   10.000000           6.003728         -39.96%                 273,699        2000*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT Global          10.980873          11.341890           3.29%                 324,818        2004
Technology and                      7.143608          10.980873          53.72%                 399,761        2003
Communications Fund: Class         10.000000           7.143608         -28.56%                 205,745        2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT Global           9.786210          12.596127          28.71%                 459,406        2004
Utilities Fund: Class III           7.956800           9.786210          22.99%                  57,699        2003
- Q/NQ                             10.000000           7.956800         -20.43%                  25,519        2002*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------


---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 13.919582          14.237106           2.28%              14,035,891        2004
Government Bond Fund:              13.777493          13.919582           1.03%              17,539,627        2003
Class I - Q/NQ                     12.533031          13.777493           9.93%              22,330,243        2002
                                   11.797971          12.533031           6.23%              16,523,905        2001
                                   10.583479          11.797971          11.48%              12,064,797        2000
                                   10.941842          10.583479          -3.28%              11,399,244        1999
                                   10.143182          10.941842           7.87%               6,734,614        1998
                                   10.000000          10.143182           1.43%                 205,716        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT Growth           6.639521           7.112875           7.13%               5,486,331        2004
Fund: Class I - Q/NQ                5.049848           6.639521          31.48%               6,450,984        2003
                                    7.152671           5.049848         -29.40%               7,281,145        2002
                                   10.049026           7.152671         -28.82%               9,040,540        2001
                                   13.808913          10.049026         -27.23%              11,687,235        2000
                                   13.369463          13.808913           3.29%              13,477,152        1999
                                   10.385596          13.369463          28.73%               8,897,790        1998
                                   10.000000          10.385596           3.86%                 150,657        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                  6.585740           7.449087          13.11%                  44,344        2004
International Growth Fund:          4.902449           6.585740          34.34%                  55,034        2003
Class I - Q/NQ                      6.521536           4.902449         -24.83%                  67,062        2002
                                    9.228501           6.521536         -29.33%                  69,796        2001
                                   10.000000           9.228501          -7.71%                     906        2000*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 10.436447          11.820992          13.27%                 173,069        2004
International Growth Fund:          7.785605          10.436447          34.05%                 103,801        2003
Class III - Q/NQ                   10.000000           7.785605         -22.14%                  31,496        2002*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 10.646939          11.036413           3.66%               2,176,847        2004
Investor Destinations               9.961441          10.646939           6.88%               2,382,516        2003
Conservative Fund: Class           10.000000           9.961441          -0.39%                 981,020        2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 10.763028          11.423984           6.14%               3,028,845        2004
Investor Destinations               9.557034          10.763028          12.62%               2,802,894        2003
Moderately Conservative            10.000000           9.557034          -4.43%               1,218,823        2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 10.772510          11.687667           8.50%               6,577,206        2004
Investor Destinations               9.059272          10.772510          18.91%               5,250,561        2003
Moderate Fund: Class II -          10.000000           9.059272          -9.41%               2,892,694        2002*
Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 10.801375          11.992565          11.03%               3,102,070        2004
Investor Destinations               8.610682          10.801375          25.44%               2,385,423        2003
Moderately Aggressive              10.000000           8.610682         -13.89%                 905,810        2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 10.786048          12.182097          12.94%               1,135,886        2004
Investor Destinations               8.257845          10.786048          30.62%                 634,705        2003
Aggressive Fund: Class II          10.000000           8.257845         -17.42%                 211,483        2002*
- Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------


---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT Mid Cap         10.619094          12.131510          14.24%               2,122,095        2004
Growth Fund: Class I - Q/NQ         7.650345          10.619094          38.81%               2,461,013        2003
                                   12.263081           7.650345         -37.61%               2,384,523        2002
                                   17.766242          12.263081         -30.98%               3,062,779        2001
                                   21.195607          17.766242         -16.18%               3,465,292        2000
                                   11.582258          21.195607          83.00%               2,183,476        1999
                                   10.204129          11.582258          13.51%                 488,769        1998
                                   10.000000          10.204129           2.04%                  21,892        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT Money           11.747216          11.730027          -0.15%              13,048,667        2004
Market Fund: Class I -             11.786146          11.747216          -0.33%              17,177,641        2003
Q/NQ                               11.756760          11.786146           0.25%              24,651,649        2002
                                   11.457292          11.756760           2.61%              25,930,743        2001
                                   10.909142          11.457292           5.02%              16,687,257        2000
                                   10.504509          10.909142           3.85%              16,274,387        1999
                                   10.074129          10.504509           4.27%              10,403,509        1998
                                   10.000000          10.074129           0.74%                 737,584        1997
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 11.109665          12.077171           8.71%              14,815,501        2004
Nationwide Fund: Class I -          8.796082          11.109665          26.30%              16,814,508        2003
Q/NQ                               10.745186           8.796082         -18.14%              18,383,389        2002
                                   12.303050          10.745186         -12.66%              20,883,168        2001
                                   12.689484          12.303050          -3.05%              21,604,237        2000
                                   11.979444          12.689484           5.93%              21,177,608        1999
                                   10.242940          11.979444          16.95%              13,831,346        1998
                                   10.000000          10.242940           2.43%                 379,933        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 11.391109          13.400893          17.64%                 122,336        2004
Nationwide Leaders Fund:            9.156690          11.391109          24.40%                 112,002        2003
Class III - Q/NQ                   10.000000           9.156690          -8.43%                 126,652        2002*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT U.S.            11.340477          12.630767          11.38%                 465,822        2004
Growth Leaders Fund: Class          7.512774          11.340477          50.95%                 638,562        2003
III - Q/NQ                         10.000000           7.512774         -24.87%                 139,418        2002*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 10.096229          11.566945          14.57%                 805,283        2004
Worldwide Leaders Fund:             7.491588          10.096229          34.77%                 922,359        2003
Class I - Q/NQ                     10.137325           7.491588         -26.10%               1,160,291        2002
                                   12.606419          10.137325         -19.59%               1,429,764        2001
                                   14.515197          12.606419         -13.15%               1,556,485        2000
                                   11.921445          14.515197          21.76%               1,252,462        1999
                                   10.102208          11.921445          18.01%                 679,266        1998
                                   10.000000          10.102208           1.02%                  28,786        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Gartmore GVIT                 13.598892          15.579834          14.57%                 120,165        2004
Worldwide Leaders Fund:            10.096229          11.566945          14.57%                 805,283        2004
Class III - Q/NQ                   10.000000          13.598892          35.99%                 119,221        2003*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT GVIT Small Cap Growth         13.127865          14.747640          12.34%               1,624,503        2004
Fund: Class I - Q/NQ                9.871212          13.127865          32.99%               1,912,023        2003
                                   14.938890           9.871212         -33.92%               1,723,390        2002
                                   16.916678          14.938890         -11.69%               1,719,080        2001
                                   20.372476          16.916678         -16.96%               1,026,407        2000
                                   10.000000          20.372476         103.72%                 292,996        1999*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------


---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT GVIT Small Cap Value          18.734940          21.767078          16.18%               6,873,068        2004
Fund: Class I - Q/NQ               12.058558          18.734940          55.37%               7,615,979        2003
                                   16.714543          12.058558         -27.86%               7,962,445        2002
                                   13.155704          16.714543          27.05%               8,369,240        2001
                                   11.943543          13.155704          10.15%               4,814,143        2000
                                    9.432351          11.943543          26.62%               3,199,322        1999
                                    9.823904           9.432351          -3.99%               1,933,320        1998
                                   10.000000           9.823904          -1.76%                  71,786        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT GVIT Small Company            15.641283          18.439802          17.89%               6,174,675        2004
Fund: Class I - Q/NQ               11.198342          15.641283          39.67%               6,522,436        2003
                                   13.675678          11.198342         -18.11%               6,667,153        2002
                                   14.799910          13.675678          -7.60%               7,007,434        2001
                                   13.720318          14.799910           7.87%               6,380,063        2000
                                    9.617964          13.720318          42.65%               3,791,895        1999
                                    9.613184           9.617964           0.05%               2,510,746        1998
                                   10.000000           9.613184          -3.87%                  86,736        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT J.P Morgan GVIT               10.393750          11.169200           7.46%               4,180,191        2004
Balanced Fund: Class I -            8.861586          10.393750          17.29%               4,567,080        2003
Q/NQ                               10.202856           8.861586         -13.15%               4,516,114        2002
                                   10.694236          10.202856          -4.59%               4,630,917        2001
                                   10.834304          10.694236          -1.29%               4,138,035        2000
                                   10.844036          10.834304          -0.09%               3,654,295        1999
                                   10.130674          10.844036           7.04%               1,957,796        1998
                                   10.000000          10.130674           1.31%                  44,525        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Van Kampen GVIT               10.112803          11.769582          16.38%               2,095,112        2004
Comstock Value Fund: Class          7.767974          10.112803          30.19%               1,360,120        2003
I - Q/NQ                           10.476789           7.767974         -25.86%               1,157,864        2002
                                   12.041215          10.476789         -12.99%               1,292,289        2001
                                   13.600816          12.041215         -11.47%               1,349,271        2000
                                   11.588459          13.600816          17.37%                 943,926        1999
                                   10.161693          11.588459          14.04%                 576,925        1998
                                   10.000000          10.161693           1.62%                  38,169        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
GVIT Van Kampen GVIT Multi         13.134781          13.860058           5.52%               3,995,743        2004
Sector Bond Fund: Class I          11.827658          13.134781          11.05%               3,957,845        2003
- Q/NQ                             11.138320          11.827658           6.19%               4,277,313        2002
                                   10.793620          11.138320           3.19%               4,006,689        2001
                                   10.313452          10.793620           4.66%               3,659,345        2000
                                   10.252876          10.313452           0.59%               2,943,427        1999
                                   10.088793          10.252876           1.63%               1,848,317        1988
                                   10.000000           10.88793           0.89%                  55,043        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
J.P. Morgan Series Trust           10.000000          11.412057          14.12%                 698,497        2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Janus Aspen Series - Forty          6.268456           7.324540          16.85%               6,891,137        2004
Portfolio: Service Shares           5.263552           6.268456          19.09%               7,959,646        2003
- Q/NQ                              6.320884           5.263552         -16.73%               9,544,525        2002
                                    8.164119           6.320884         -22.58%              11,454,147        2001
                                   10.000000           8.164119         -18.36%               9,411,277        2000*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Janus Aspen Series -                3.438379           3.425003          -0.39%               3,389,369        2004
Global Technology                   2.369918           3.438379          45.08%               4,202,497        2003
Portfolio: Service Shares           4.050734           2.369918         -41.49%               5,465,944        2002
- Q/NQ                              6.524649           4.050734         -37.92%               8,217,099        2001
                                   10.000000           6.524649         -34.75%               8,158,988        2000*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------


---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Janus Aspen Series -               10.361529          10.348841          -0.12%                 392,194        2004
Global Technology                   7.109777          10.361529          45.74%                 422,530        2003
Portfolio: Service II              10.000000           7.109777         -28.90%                 308,974        2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Janus Aspen Series -                6.094511           7.164672          17.56%               3,714,687        2004
International Growth                4.573528           6.094511          33.26%               4,577,965        2003
Portfolio: Service Shares           6.219459           4.573528         -26.46%               6,343,194        2002
- Q/NQ                              8.200976           6.219459         -24.16%               8,943,044        2001
                                   10.000000           8.200976         -17.99%               7,884,779        2000*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Janus Aspen Series -               10.339930          12.158014          17.58%               1,027,485        2004
International Growth                7.758658          10.339930          33.27%               1,072,877        2003
Portfolio: Service II              10.000000           7.758658         -22.41%                 824,343        2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Janus Aspen Series -               12.224157          14.222666          16.35%                 139,352        2004
Risk-Managed Core                  10.000000          12.224157          22.24%                  44,115        2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Neuberger Berman Advisers          14.490354          16.622537          14.71%               2,075,453        2004
Management Trust - AMT             11.102807          14.490354          30.51%               2,353,955        2003
Guardian Portfolio - Q/NQ          15.240204          11.102807         -27.15%               2,518,130        2002
                                   15.622790          15.240204          -2.45%               2,623,003        2001
                                   15.595438          15.622790           0.18%               2,192,932        2000
                                   13.699229          15.595438          13.84%               1,895,804        1999
                                   10.504106          13.699229          30.42%               1,181,196        1998
                                   10.000000          10.504106           5.04%                  14,718        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Neuberger Berman Advisers          10.036020          10.018137          -0.18%               1,174,960        2004
Management Trust - AMT             10.000000          10.036020           0.36%                 692,344        2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Neuberger Berman Advisers          14.947554          17.220054          15.20%               2,947,027        2004
Management Trust - AMT             11.783165          14.947554          26.86%               3,163,789        2003
Mid-Cap Growth Portfolio:          16.835942          11.783165         -30.01%               3,515,602        2002
Class I - Q/NQ                     22.558120          16.835942         -25.37%               4,276,999        2001
                                   24.609353          22.558120          -8.34%               4,352,721        2000
                                   16.144809          24.609353          52.43%               2,061,773        1999
                                   11.702355          16.144809          37.96%                 882,530        1998
                                   10.000000          11.702355          17.02%                  52,055        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Neuberger Berman Advisers          10.735486          12.651265          17.85%               3,766,418        2004
Management Trust - AMT              8.023166          10.735486          33.81%               3,916,619        2003
Partners Portfolio - Q/NQ          10.678223           8.023166         -24.86%               4,122,416        2002
                                   11.094953          10.678223          -3.76%               4,749,437        2001
                                   11.122733          11.094953          -0.25%               5,060,822        2000
                                   10.458607          11.122733           6.35%               6,033,798        1999
                                   10.132434          10.458607           3.22%               5,860,893        1998
                                   10.000000          10.132434           1.32%                 939,717        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Neuberger Berman Advisers          10.000000          11.311637          13.12%                  22,036        2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------


---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Oppenheimer Variable               10.275350          12.190602          18.64%               5,277,532        2004
Account Funds -                     8.260023          10.275350          24.40%               6,022,109        2003
Oppenheimer Aggressive             11.548911           8.260023         -28.48%               6,314,119        2002
Growth Fund/VA:                    16.965058          11.548911         -31.93%               7,663,118        2001
Non-Service Shares - Q/NQ          19.295630          16.965058         -12.08%               8,632,368        2000
                                   10.609896          19.295630          81.86%               3,681,008        1999
                                    9.533314          10.609896          11.29%               1,531,314        1998
                                   10.000000           9.533314          -4.67%                  39,292        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Oppenheimer Variable               13.617207          14.423412           5.92%               9,976,417        2004
Account Funds -                    10.498938          13.617207          29.70%               9,856,806        2003
Oppenheimer Capital                14.492226          10.498938         -27.55%              10,196,426        2002
Appreciation Fund/VA:              16.737106          14.492226         -13.41%              10,486,085        2001
Non-Service Shares - Q/NQ          16.935851          16.737106          -1.17%               9,380,540        2000
                                   12.070167          16.935851          40.31%               4,954,549        1999
                                    9.827325          12.070167          22.82%               2,000,671        1998
                                   10.000000           9.827325          -1.73%                  44,167        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Oppenheimer Variable                9.078658          10.715673          18.03%               4,325,376        2004
Account Funds -                     6.408618           9.078658          41.66%               5,119,547        2003
Oppenheimer Global                  8.309444           6.408618         -22.88%               6,604,871        2002
Securities Fund/VA:                 9.537743           8.309444         -12.88%               4,032,466        2001
Non-Service Shares - Q/NQ          10.000000           9.537743          -4.62%               1,256,646        2000*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Oppenheimer Variable               14.262204          16.838447          18.06%               2,723,012        2004
Account Funds -                    10.000000          14.262204          42.62%               1,896,150        2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Oppenheimer Variable               10.411603          11.288216           8.42%               8,883,355        2004
Account Funds -                     8.295049          10.411603          25.52%              10,102,409        2003
Oppenheimer Main Street(R)           10.313313           8.295049         -19.57%              10,184,577        2002
Fund/VA: Non-Service               11.590413          10.313313         -11.02%              10,637,665        2001
Shares - Q/NQ                      12.826564          11.590413          -9.64%               9,160,618        2000
                                   10.639805          12.826564          20.55%               5,313,570        1999
                                   10.259486          10.639805           3.71%               2,582,656        1998
                                   10.000000          10.259486           2.59%                  58,403        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Strong Opportunity Fund             9.207993          10.782336          17.10%               4,685,249        2004
II, Inc.: Investor Class -          6.785241           9.207993          35.71%               4,894,257        2003
Q/NQ                                9.360871           6.785241         -27.51%               4,997,088        2002
                                    9.814649           9.360871          -4.62%               3,579,910        2001
                                   10.000000           9.814649          -1.85%                 752,001        2000*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
The Universal                      15.624194          17.032956           9.02%                 790,594        2004
Institutional Funds, Inc.          12.336461          15.624194          26.65%               1,196,261        2003
- Emerging Markets Debt            11.403171          12.336461           8.18%               1,152,068        2002
Portfolio: Class I - Q/NQ          10.456971          11.403171           9.05%                 661,833        2001
                                    9.477539          10.456971          10.33%                 638,919        2000
                                    7.395794           9.477539          28.15%                 388,657        1999
                                   10.425451           7.395794         -29.06%                 301,931        1998
                                   10.000000          10.425451           4.25%                   8,418        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
The Universal                      10.279812          11.952667          16.27%                       0        2004
Institutional Funds, Inc.           8.145121          10.279812          26.21%                       0        2003
- International Magnum             10.000000           8.145121         -18.55%                       0        2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------


---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Sub-Account                    Accumulation        Accumulation       Percent Change        Number of         Period
                               Unit Value at       Unit Value at     in Accumulation    Accumulation Units
                               Beginning of        End of Period        Unit Value       at End of Period
                                  Period
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
The Universal                       5.788043           6.971218          20.44%                 722,785        2004
Institutional Funds, Inc.           4.121971           5.788043          40.42%                 487,543        2003
- Mid Cap Growth                    6.045067           4.121971         -31.81%                 362,853        2002
Portfolio: Class I- Q/NQ            8.634485           6.045067         -29.99%                 269,702        2001
                                   10.000000           8.634485         -13.66%                 108,847        2000*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
The Universal                      16.000151          21.616198          35.10%               4,566,599        2004
Institutional Funds, Inc.          11.746967          16.000151          36.21%               4,416,801        2003
- U.S. Real Estate                 11.953729          11.746967          -1.73%               4,447,454        2002
Portfolio: Class I - Q/NQ          10.987658          11.953729           8.79%               3,233,706        2001
                                   10.561250          10.987658           4.04%               2,318,276        2000*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Van Eck Worldwide                   9.384754          11.702352          24.70%               1,187,751        2004
Insurance Trust -                   6.144858           9.384754          52.73%               1,937,337        2003
Worldwide Emerging Markets          6.389225           6.144858          -3.82%               2,177,354        2002
Fund: Initial Class - Q/NQ          6.569856           6.389225          -2.75%               2,400,770        2001
                                   11.409292           6.569856         -42.42%               1,926,318        2000
                                    5.751082          11.409292          98.38%               1,647,464        1999
                                    8.814851           5.751082         -34.76%                 497,198        1998
                                   10.000000           8.814851         -11.85%                  27,488        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Van Eck Worldwide                  10.000000          12.647978          26.48%                 233,068        2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Van Eck Worldwide                   9.941176          12.232540          23.05%                 891,024        2004
Insurance Trust -                   6.931923           9.941176          43.41%               1,345,636        2003
Worldwide Hard Assets               7.202559           6.931923          -3.76%                 802,424        2002
Fund: Initial Class - Q/NQ          8.120188           7.202559         -11.30%                 468,871        2001
                                    7.358645           8.120188          10.35%                 466,988        2000
                                    6.139717           7.358645          19.85%                 415,476        1999
                                    8.979477           6.139717         -31.63%                 197,748        1998
                                   10.000000           8.979477         -10.21%                  17,265        1997*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Van Eck Worldwide                  10.000000          12.504808          25.05%                 337,461        2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
Victory Variable Insurance          9.985330          10.846475           8.62%                  54,975        2004
Funds - Diversified Stock           7.469134           9.985330          33.69%                  65,352        2003
Fund: Class A - Q/NQ                9.850083           7.469134         -24.17%                  70,740        2002
                                    9.913591           9.850083          -0.64%                  52,043        2001
                                   10.000000           9.913591          -0.86%                  19,927        2000*
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------
---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

---------------------------- ------------------- ------------------- ----------------- --------------------- ----------

                     Optional Benefits Elected (Total 1.00%)

   (Variable account charges of 1.00% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             9.481895           10.093033            6.45%                     0         2004
Funds - AIM V.I. Balanced          8.230865            9.481895           15.20%                     0         2003
Fund: Series I Shares -           10.029008            8.230865          -17.93%                     0         2002
Q/NQ                              10.000000           10.029008            0.29%                     0         2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             9.059357            9.387933            3.63%                     0         2004
Funds - AIM V.I. Blue Chip         7.312255            9.059357           23.89%                     0         2003
Fund: Series I Shares -           10.003125            7.312255          -26.90%                     0         2002
Q/NQ                              10.000000           10.003125            0.03%                     0         2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             9.896133           10.446343            5.56%                     0         2004
Funds - AIM V.I. Capital           7.717742            9.896133           28.23%                     0         2003
Appreciation Fund: Series         10.305911            7.717742          -25.11%                     0         2002
I Shares - Q/NQ                   10.000000           10.305911            3.06%                     0         2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            10.241019           11.047927            7.88%                     0         2004
Funds - AIM V.I. Core              8.314072           10.241019           23.18%                     0         2003
Stock Fund: Series I               9.948348            8.314072          -16.43%                     0         2002
Shares - Q/NQ                     10.000000            9.948348           -0.52%                     0         2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            10.484286           12.871081           22.77%                     0         2004
Funds - AIM V.I.                   8.205436           10.484286           27.77%                     0         2003
International Growth Fund:        10.000000            8.205436          -17.95%                     0         2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             8.632699            9.039666            4.71%                     0         2004
Funds - AIM V.I. Premier           6.971404            8.632699           23.83%                     0         2003
Equity Fund: Series I             10.097226            6.971404          -30.96%                     0         2002
Shares - Q/NQ                     10.000000           10.097226            0.97%                     0         2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.536211           14.023379           11.86%             2,450,268         2004
Portfolios, Inc. -                 9.789295           12.536211           28.06%             2,870,227         2003
American Century VP Income        12.263892            9.789295          -20.18%             2,995,603         2002
& Growth Fund: Class I -          13.517671           12.263892           -9.28%             3,609,010         2001
Q/NQ                              15.274980           13.517671          -11.50%             3,900,358         2000
                                  13.073386           15.274980           16.84%             3,184,164         1999
                                  10.408936           13.073386           25.60%             1,192,608         1998
                                  10.000000           10.408936            4.09%                17,245         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.805969           12.294499           13.78%             1,651,858         2004
Portfolios, Inc. -                 8.766386           10.805969           23.27%             1,894,726         2003
American Century VP               11.120489            8.766386          -21.17%             2,319,703         2002
International Fund: Class         15.860876           11.120489          -29.89%             3,422,162         2001
I - Q/NQ                          19.261196           15.860876          -17.65%             3,986,673         2000
                                  11.859906           19.261196           62.41%             3,070,187         1999
                                  10.087297           11.859906           17.57%             1,460,487         1998
                                  10.000000           10.087297            0.87%                12,469         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          9.936249           11.320357           13.93%               493,076         2004
Portfolios, Inc. -                 8.060814            9.936249           23.27%               473,959         2003
American Century VP               10.000000            8.060814          -19.39%               409,249         2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          9.872910           10.817660            9.57%               100,915         2004
Portfolios, Inc. -                 7.984527            9.872910           23.65%                97,864         2003
American Century VP Ultra         10.000000            7.984527          -20.15%                11,578         2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         15.130293           17.125994           13.19%             2,790,819         2004
Portfolios, Inc. -                11.851086           15.130293           27.67%             2,731,753         2003
American Century VP Value         13.699855           11.851086          -13.49%             2,839,015         2002
Fund: Class I - Q/NQ              12.266234           13.699855           11.69%             3,027,310         2001
                                  10.486868           12.266234           16.97%             1,348,126         2000
                                  10.683601           10.486868           -1.84%             1,720,712         1999
                                  10.296077           10.683601            3.76%               654,350         1998
                                  10.000000           10.296077            2.96%                65,134         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.254768           10.742140            4.75%               402,445         2004
Portfolios II, Inc. -             10.000000           10.254768            2.55%               126,658         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance            9.867820           10.932716           10.79%                     0         2004
Funds - BB&T Capital               7.943758            9.867820           24.22%                     0         2003
Manager Equity VIF - Q/NQ         10.189859            7.943758          -20.04%                     0         2002
                                  10.000000           10.189859            1.90%                     0         2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance            9.899311           11.091648           12.04%                     0         2004
Funds - BB&T Large Cap             8.088723            9.899311           22.38%                     0         2003
Value VIF - Q/NQ                  10.167850            8.088723          -20.45%                     0         2002
                                  10.000000           10.167850            1.68%                     0         2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance            8.987030            9.397864            4.57%                     0         2004
Funds - BB&T Large Company         7.090763            8.987030           26.74%                     0         2003
Growth VIF - Q/NQ                 10.301527            7.090763          -31.17%                     0         2002
                                  10.000000           10.301527            3.02%                     0         2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance           11.229795           13.029104           16.02%                     0         2004
Funds -BB&T Mid Cap Growth         8.305934           11.229795           35.20%                     0         2003
VIF - Q/NQ                        10.487509            8.305934          -20.80%                     0         2002
                                  10.000000           10.487509            4.88%                     0         2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -              9.084216           10.611257           16.81%                78,994         2004
Global Small Cap Portfolio         6.214293            9.084216           46.18%                95,467         2003
- Q/NQ                             9.533519            6.214293          -34.82%               123,611         2002
                                  13.494845            9.533519          -29.35%               190,519         2001
                                  16.815230           13.494845          -19.75%               271,329         2000
                                  10.388404           16.815230           61.87%               702,689         1999
                                   9.851960           10.388404            5.45%               152,196         1998
                                  10.000000            9.851960           -1.48%                 2,390         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -              8.833282           10.034190           13.60%               269,976         2004
International Focus                6.704011            8.833282           31.76%               305,608         2003
Portfolio - Q/NQ                   8.454665            6.704011          -20.71%               360,338         2002
                                  10.988262            8.454665          -23.06%               477,214         2001
                                  14.977312           10.988262          -26.63%               560,126         2000
                                   9.860001           14.977312           51.90%             1,439,936         1999
                                   9.454036            9.860001            4.29%               501,614         1998
                                  10.000000            9.454036           -5.46%                20,847         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -             12.311565           13.571044           10.23%               237,467         2004
Large Cap Value Portfolio          9.935618           12.311565           23.91%               278,294         2003
- Q/NQ                            13.050029            9.935618          -23.87%               319,349         2002
                                  13.059137           13.050029           -0.07%               411,995         2001
                                  12.111181           13.059137            7.83%               376,965         2000
                                  11.514627           12.111181            5.18%               773,149         1999
                                  10.372788           11.514627           11.01%               344,025         1998
                                  10.000000           10.372788            3.73%                21,505         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                10.399033           12.548120           20.67%               555,226         2004
Portfolios - Small Cap             7.623726           10.399033           36.40%               401,148         2003
Stock Index Portfolio:            10.000000            7.623726          -23.76%               153,935         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially               9.938178           10.449855            5.15%             1,942,013          2004
Responsible Growth Fund,           7.966842            9.938178           24.74%             2,243,173          2003
Inc.: Initial Shares - Q/NQ       11.325725            7.966842          -29.66%             2,657,956          2002
                                  14.776765           11.325725          -23.35%             3,571,719          2001
                                  16.776156           14.776765          -11.92%             4,662,244         2000
                                  13.026995           16.776156           28.78%             3,943,272         1999
                                  10.170317           13.026995           28.09%             1,097,878         1998
                                  10.000000           10.170317            1.70%                35,213         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         11.954903           13.094715            9.53%            13,496,489         2004
Inc.: Initial Shares - Q/NQ        9.407303           11.954903           27.08%            15,114,884         2003
                                  12.239498            9.407303          -23.14%            16,917,560         2002
                                  14.078788           12.239498          -13.06%            20,875,878         2001
                                  15.675065           14.078788          -10.18%            23,031,006         2000
                                  13.128325           15.675065           19.40%            27,473,931         1999
                                  10.342909           13.128325           26.93%             8,475,222         1998
                                  10.000000           10.342909            3.43%               182,012         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.733910           13.242717            4.00%             1,826,632         2004
Investment Fund                   10.615251           12.733910           19.96%             2,058,355         2003
-Appreciation Portfolio:          12.874440           10.615251          -17.55%             2,344,733         2002
Initial Shares - Q/NQ             14.340226           12.874440          -10.22%             2,826,543         2001
                                  14.579248           14.340226           -1.64%             3,112,371         2000
                                  13.212796           14.579248           10.34%             5,024,864         1999
                                  10.249171           13.212796           28.92%             1,307,591         1998
                                  10.000000           10.249171            2.49%                26,843         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  11.131289           12.269723           10.23%                     0         2004
Investment Fund -                  8.537944           11.131289           30.37%                     0         2003
Developing Leaders                10.663497            8.537944          -19.93%                     0         2002
Portfolio: Initial Shares         10.000000           10.663497            6.63%                     0         2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  11.787546           14.006284           18.82%                     0         2004
Investment Fund -                  8.731939           11.787546           34.99%                     0         2003
International Value               10.048880            8.731939          -13.11%                     0         2002
Portfolio: Initial Shares         10.000000           10.048880            0.49%                     0         2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.851070           13.183107            2.58%             1,747,328         2004
- Federated Quality Bond          12.404594           12.851070            3.60%             2,281,340         2003
Fund II: Primary Shares -         11.463034           12.404594            8.21%             2,829,492         2002
Q/NQ                              10.720271           11.463034            6.93%             2,020,361         2001
                                   9.803523           10.720271            9.35%               789,960         2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 12.815915           14.131964           10.27%             8,123,703         2004
Insurance Products Fund -          9.941078           12.815915           28.92%             8,648,735         2003
VIP Equity - Income               12.097973            9.941078          -17.83%             9,117,274         2002
Portfolio: Service Class -        12.876144           12.097973           -6.04%            10,634,687         2001
Q/NQ                              12.008202           12.876144            7.23%            10,464,869         2000
                                  11.415454           12.008202            5.19%            13,751,206         1999
                                  10.337608           11.415454           10.43%             6,717,339         1998
                                  10.000000           10.337608            3.38%               181,900         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 12.253351           12.526711            2.23%             7,568,803         2004
Insurance Products Fund -          9.321332           12.253351           31.45%             8,725,871         2003
VIP Growth Portfolio:             13.489243            9.321332          -30.90%             9,566,665         2002
Service Class - Q/NQ              16.562294           13.489243          -18.55%            12,612,374         2001
                                  18.810518           16.562294          -11.95%            14,646,896         2000
                                  13.839948           18.810518           35.91%            13,751,625         1999
                                  10.030041           13.839948           37.98%             3,078,417         1998
                                  10.000000           10.030041            0.30%                68,679         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  8.833169            9.572782            8.37%             3,639,389         2004
Insurance Products Fund -          7.027108            8.833169           25.70%             4,258,942         2003
VIP High Income Portfolio:         6.850243            7.027108            2.58%             3,788,341         2002
Service Class - Q/NQ               7.854169            6.850243          -12.78%             4,621,566         2001
                                  10.251150            7.854169          -23.38%             5,152,252         2000
                                   9.581067           10.251150            6.99%             8,124,720         1999
                                  10.125825            9.581067           -5.38%             3,664,656         1998
                                  10.000000           10.125825            1.26%                66,981         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.861317           12.203033           12.35%               869,403         2004
Insurance Products Fund -          7.661004           10.861317           41.77%               990,415         2003
VIP Overseas Portfolio:            9.714760            7.661004          -21.14%             1,212,325         2002
Service Class - Q/NQ              12.465168            9.714760          -22.06%             1,749,442         2001
                                  15.572798           12.465168          -19.96%             1,932,170         2000
                                  11.041416           15.572798           41.04%             2,629,108         1999
                                   9.901549           11.041416           11.51%               755,148         1998
                                  10.000000            9.901549           -0.98%                20,532         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.984372           12.342228           12.36%               521,771         2004
Insurance Products Fund -          7.745225           10.984372           41.82%               420,497         2003
VIP Overseas Portfolio:           10.000000            7.745225          -22.55%               171,279         2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.368409           16.406738           14.19%             6,913,508         2004
Insurance Products Fund II        11.307460           14.368409           27.07%             7,000,416         2003
- VIP Contrafund(R)                 12.610214           11.307460          -10.33%             7,425,811         2002
Portfolio: Service Class -        14.535120           12.610214          -13.24%             8,730,716         2001
Q/NQ                              15.737973           14.535120           -7.64%             9,894,736         2000
                                  12.804877           15.737973           22.91%            12,170,973         1999
                                   9.954090           12.804877           28.64%             3,490,304         1998
                                  10.000000            9.954090           -0.46%               114,004         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.149287           10.481756            3.28%               449,880         2004
Insurance Products Fund II        10.000000           10.149287            1.49%               163,066         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  9.111830            9.657548            5.99%             2,361,921         2004
Insurance Products Fund            7.098321            9.111830           28.37%             2,732,023         2003
III - VIP Growth                   9.182583            7.098321          -22.70%             3,192,682         2002
Opportunities Portfolio:          10.841223            9.182583          -15.30%             4,023,310         2001
Service Class - Q/NQ              13.221287           10.841223           18.00%             4,836,375         2000
                                  12.818700           13.221287            3.14%             6,954,145         1999
                                  10.399630           12.818700           23.26%             3,268,117         1998
                                  10.000000           10.399630            4.00%                85,139         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 11.652170           13.149209           12.85%               419,187         2004
Insurance Products Fund            7.459102           11.652170           56.21%               350,248         2003
III - VIP Value Strategies        10.000000            7.459102          -25.41%                42,313         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors               12.580254           13.855124           10.13%                     0         2004
Variable Insurance Trust -         8.931212           12.580254           40.86%                     0         2003
First Horizon Capital             11.086324            8.931212          -19.44%                     0         2002
Appreciation Portfolio -          10.000000           11.086324           10.86%                     0         2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors                9.565762            9.988817            4.42%                     0         2004
Variable Insurance Trust -         7.513593            9.565762           27.31%                     0         2003
First Horizon Core Stock          10.271407            7.513593          -26.85%                     0         2002
Portfolio - Q/NQ                  10.000000           10.271407            2.71%                     0         2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                10.339038           12.167441           17.68%                     0         2004
Variable Insurance                 7.878707           10.339038           31.23%                     0         2003
Products Trust - Templeton        10.000000            7.878707          -21.21%                     0         2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.818706           16.452369           19.06%               205,001         2004
International Value Fund:         10.000000           13.818706           38.82%                36,452         2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         16.273659           18.645507           14.57%             1,677,983         2004
Index Fund: Class I - Q/NQ        12.207752           16.273659           33.31%             1,685,490         2003
                                  14.559258           12.207752          -16.15%             1,731,379         2002
                                  14.901697           14.559258           -2.30%             1,438,818         2001
                                  13.064679           14.901697           14.06%             1,028,703         2000
                                  10.913315           13.064679           19.71%               477,195         1999
                                   9.948304           10.913315            9.70%               249,626         1998
                                  10.000000            9.948304           -0.52%                 9,538         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          12.663438           13.802601            9.00%             1,645,594         2004
Income Bond Fund: Class I         10.461368           12.663438           21.05%             1,632,293         2003
- Q/NQ                            10.236873           10.461368            2.19%             1,545,440         2002
                                   9.922475           10.236873            3.17%             1,500,297         2001
                                  10.926498            9.922475           -9.19%             1,480,360         2000
                                  10.695657           10.926498            2.16%             2,089,295         1999
                                  10.211688           10.695657            4.74%             1,070,704         1998
                                  10.000000           10.211688            2.12%                23,079         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.201364           13.389725           19.54%                21,534         2004
Emerging Markets Fund:             6.846219           11.201364           63.61%                27,984         2003
Class I - Q/NQ                     8.157826            6.846219          -16.08%                49,152         2002
                                   8.691194            8.157826           -6.14%                78,434         2001
                                  10.000000            8.691194          -13.09%                 1,886         2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.302442           14.707517           19.55%               276,184         2004
Emerging Markets Fund:             7.521210           12.302442           63.57%               393,011         2003
Class III - Q/NQ                  10.000000            7.521210          -24.79%               212,742         2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.376567           14.841509           19.92%                56,347         2004
Financial Services Fund:           8.837503           12.376567           40.05%                34,163         2003
Class III - Q/NQ                  10.000000            8.837503          -11.62%                22,197         2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         11.457863           12.233034            6.77%               275,305         2004
Health Sciences Fund:              8.461905           11.457863           35.41%               180,570         2003
Class III - Q/NQ                  10.000000            8.461905          -15.38%               122,965         2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          2.962985            3.059864            3.27%               162,278         2004
Technology and                     1.928007            2.962985           53.68%               177,483         2003
Communications Fund: Class         3.403675            1.928007          -43.36%               201,069         2002
I - Q/NQ                           6.002991            3.403675          -43.30%               364,960         2001
                                  10.000000            6.002991          -39.97%               265,717         2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.971648           11.326649            3.24%               143,211         2004
Technology and                     7.141192           10.971648           53.64%               382,789         2003
Communications Fund: Class        10.000000            7.141192          -28.59%                49,173         2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          9.776663           12.577495           28.65%               213,396         2004
Utilities Fund: Class III          7.953058            9.776663           22.93%                21,863         2003
- Q/NQ                            10.000000            7.953058          -20.47%                 7,040         2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.876358           14.185741            2.23%             6,052,656         2004
Government Bond Fund:             13.741648           13.876358            0.98%             7,772,397         2003
Class I - Q/NQ                    12.506739           13.741648            9.87%            10,709,538         2002
                                  11.779202           12.506739            6.18%             9,200,302         2001
                                  10.571951           11.779202           11.42%             7,809,275         2000
                                  10.935440           10.571951           -3.32%            10,801,327         1999
                                  10.142367           10.935440            7.82%             4,527,142         1998
                                  10.000000           10.142367            1.42%                67,191         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth          6.618891            7.087194            7.08%             2,959,367         2004
Fund: Class I - Q/NQ               5.036691            6.618891           31.41%             3,496,627         2003
                                   7.137655            5.036691          -29.43%             3,884,367         2002
                                  10.033034            7.137655          -28.86%             5,044,409         2001
                                  13.793878           10.033034          -27.26%             6,688,260         2000
                                  13.361662           13.793878            3.23%            12,170,438         1999
                                  10.384765           13.361662           28.67%             4,779,767         1998
                                  10.000000           10.384765            3.85%                77,292         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 6.574949            7.433132           13.05%                 8,208         2004
International Growth Fund:         4.896891            6.574949           34.27%                11,284         2003
Class I - Q/NQ                     6.517435            4.896891          -24.86%                11,290         2002
                                   9.227382            6.517435          -29.37%                11,676         2001
                                  10.000000            9.227382           -7.73%                11,687         2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.427668           11.805084           13.21%                35,390         2004
International Growth Fund:         7.782980           10.427668           33.98%                16,312         2003
Class III - Q/NQ                  10.000000            7.782980          -22.17%                 7,025         2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.636553           11.020090            3.61%               480,038         2004
Investor Destinations              9.956760           10.636553            6.83%               373,987         2003
Conservative Fund: Class          10.000000            9.956760           -0.43%               482,454         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.752541           11.407100            6.09%               782,735         2004
Investor Destinations              9.552540           10.752541           12.56%               675,271         2003
Moderately Conservative           10.000000            9.552540           -4.47%               591,294         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.762004           11.670391            8.44%             2,190,230         2004
Investor Destinations              9.055000           10.762004           18.85%             1,563,838         2003
Moderate Fund: Class II -         10.000000            9.055000           -9.45%               712,296         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.790845           11.974819           10.97%               868,556         2004
Investor Destinations              8.606630           10.790845           25.38%               525,215         2003
Moderately Aggressive             10.000000            8.606630          -13.93%               129,148         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.775538           12.164087           12.89%               242,514         2004
Investor Destinations              8.253964           10.775538           30.55%               142,705         2003
Aggressive Fund: Class II         10.000000            8.253964          -17.46%                61,321         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        10.586115           12.087735           14.18%               855,824         2004
Growth Fund: Class I - Q/NQ        7.630429           10.586115           38.74%             1,071,735         2003
                                  12.237328            7.630429          -37.65%             1,047,638         2002
                                  17.737976           12.237328          -31.01%             1,702,099         2001
                                  21.172544           17.737976          -16.22%             2,026,048         2000
                                  11.575478           21.172544           82.91%             1,850,000         1999
                                  10.203313           11.575478           13.45%               221,759         1998
                                  10.000000           10.203313            2.03%                 6,629         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money          11.710699           11.687660           -0.20%             5,134,614         2004
Market Fund: Class I - Q/NQ       11.755442           11.710699           -0.38%             6,105,148         2003
                                  11.732054           11.755442            0.20%            10,413,760         2002
                                  11.439024           11.732054            2.56%            11,105,588         2001
                                  10.897217           11.439024            4.97%             8,697,988         2000
                                  10.498325           10.897217            3.80%            13,948,484         1999
                                  10.073279           10.498325            4.22%             6,006,781         1998
                                  10.000000           10.073279            0.73%               400,491         1997
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.075157           12.033586            8.65%             7,914,444         2004
Nationwide Fund: Class I -         8.773184           11.075157           26.24%             9,099,337         2003
Q/NQ                              10.722650            8.773184          -18.18%            10,147,707         2002
                                  12.283490           10.722650          -12.71%            12,172,493         2001
                                  12.675660           12.283490           -3.09%            13,786,712         2000
                                  11.972436           12.675660            5.87%            20,047,764         1999
                                  10.242118           11.972436           16.89%             8,559,156         1998
                                  10.000000           10.242118            2.42%               160,888         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.380020           13.381101           17.58%                69,366         2004
Nationwide Leaders Fund:           9.152383           11.380020           24.34%                87,518         2003
Class III - Q/NQ                  10.000000            9.152383           -8.48%                83,952         2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           11.329425           12.612100           11.32%               273,596         2004
Growth Leaders Fund: Class         7.509233           11.329425           50.87%               594,807         2003
III - Q/NQ                        10.000000            7.509233          -24.91%                28,977         2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.064872           11.525200           14.51%               333,306         2004
Worldwide Leaders Fund:            7.472079           10.064872           34.70%               389,639         2003
Class I - Q/NQ                    10.116053            7.472079          -26.14%               518,677         2002
                                  12.586381           10.116053          -19.63%               669,594         2001
                                  14.499401           12.586381          -13.19%               782,047         2000
                                  11.914478           14.499401           21.70%             1,150,953         1999
                                  10.101401           11.914478           17.95%               475,649         1998
                                  10.000000           10.101401            1.01%                16,493         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.594313           15.566729           14.51%                61,442         2004
Worldwide Leaders Fund:           10.000000           13.594313           35.94%                41,214         2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.096957           14.705495           12.28%               515,144         2004
Fund: Class I - Q/NQ               9.852935           13.096957           32.92%               633,825         2003
                                  14.918788            9.852935          -33.96%               603,500         2002
                                  16.902529           14.918788          -11.74%               855,531         2001
                                  20.365684           16.902529          -17.00%               631,683         2000
                                  10.000000           20.365684          103.66%               251,893         1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         18.676755           21.688535           16.13%             2,098,669         2004
Fund: Class I - Q/NQ              12.027172           18.676755           55.29%             2,424,852         2003
                                  16.679480           12.027172          -27.89%             2,733,534         2002
                                  13.134786           16.679480           26.99%             3,223,536         2001
                                  11.930542           13.134786           10.09%             2,176,352         2000
                                   9.426837           11.930542           26.56%             2,749,048         1999
                                   9.823118            9.426837           -4.03%               968,494         1998
                                  10.000000            9.823118           -1.77%                37,087         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           15.592717           18.373280           17.83%             2,422,781         2004
Fund: Class I - Q/NQ              11.169195           15.592717           39.60%             2,657,752         2003
                                  13.646984           11.169195          -18.16%             2,785,028         2002
                                  14.776367           13.646984           -7.64%             3,270,114         2001
                                  13.705373           14.776367            7.81%             3,275,225         2000
                                   9.612340           13.705373           42.58%             3,490,543         1999
                                   9.612411            9.612340            0.00%             1,662,209         1998
                                  10.000000            9.612411           -3.88%                62,861         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT             10.361450           11.128860            7.41%             1,826,948         2004
Balanced Fund: Class I -           8.838517           10.361450           17.23%             2,001,081         2003
Q/NQ                              10.181439            8.838517          -13.19%             2,052,713         2002
                                  10.677219           10.181439           -4.64%             2,404,693         2001
                                  10.822502           10.677219           -1.34%             2,446,285         2000
                                  10.837697           10.822502           -0.14%             3,444,020         1999
                                  10.129864           10.837697            6.99%             1,365,940         1998
                                  10.000000           10.129864            1.30%                25,928         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              10.081426           11.727132           16.32%             1,046,537         2004
Comstock Value Fund: Class         7.747775           10.081426           30.12%               711,613         2003
I - Q/NQ                          10.454831            7.747775          -25.89%               722,630         2002
                                  12.022088           10.454831          -13.04%               897,498         2001
                                  13.586032           12.022088          -11.51%             1,027,331         2000
                                  11.581699           13.586032           17.31%               884,188         1999
                                  10.160882           11.581699           13.98%               445,887         1998
                                  10.000000           10.160882            1.61%                15,095         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        13.094032           13.810089            5.47%             1,499,744         2004
Sector Bond Fund: Class I         11.796914           13.094032           11.00%             1,617,719         2003
- Q/NQ                            11.114970           11.796914            6.14%             1,781,759         2002
                                  10.776464           11.114970            3.14%             1,864,066         2001
                                  10.302225           10.776464            4.60%             1,920,070         2000
                                  10.246882           10.302225            0.54%             2,772,771         1999
                                  10.087985           10.246882            1.58%             1,175,838         1998
                                  10.000000           10.087985            0.88%                34,667         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust          10.000000           11.408253           14.08%               230,688         2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty         6.256030            7.306322           16.79%             3,172,450         2004
Portfolio: Service Shares          5.255761            6.256030           19.03%             3,640,228         2003
- Q/NQ                             6.314727            5.255761          -16.77%             4,273,166         2002
                                   8.160311            6.314727          -22.62%             6,027,609         2001
                                  10.000000            8.160311          -18.40%             6,347,257         2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               3.431558            3.416478           -0.44%             1,787,007         2004
Global Technology                  2.366402            3.431558           45.01%             2,176,270         2003
Portfolio: Service Shares          4.046784            2.366402          -41.52%             2,865,077         2002
- Q/NQ                             6.521611            4.046784          -37.95%             4,514,618         2001
                                  10.000000            6.521611          -34.78%             4,867,293         2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.352796           10.334898           -0.17%               146,106         2004
Global Technology                  7.107364           10.352796           45.66%               170,355         2003
Portfolio: Service II             10.000000            7.107364          -28.93%               119,869         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               6.082448            7.146874           17.50%             1,898,090         2004
International Growth               4.566775            6.082448           33.19%             2,275,085         2003
Portfolio: Service Shares          6.213405            4.566775          -26.50%             2,880,999         2002
- Q/NQ                             8.197162            6.213405          -24.20%             4,277,211         2001
                                  10.000000            8.197162          -18.03%             4,584,519         2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.331209           12.141632           17.52%               309,514         2004
International Growth               7.756034           10.331209           33.20%               292,680         2003
Portfolio: Service II             10.000000            7.756034          -22.44%               258,999         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.220048           14.210696           16.29%                17,481         2004
Risk-Managed Core                 10.000000           12.220048           22.20%                 3,963         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         14.445387           16.562591           14.66%               912,915         2004
Management Trust - AMT            11.073941           14.445387           30.44%             1,023,433         2003
Guardian Portfolio - Q/NQ         15.208263           11.073941          -27.18%             1,176,180         2002
                                  15.597974           15.208263           -2.50%             1,486,897         2001
                                  15.578481           15.597974            0.13%             1,357,933         2000
                                  13.691238           15.578481           13.78%             1,805,440         1999
                                  10.503269           13.691238           30.35%               942,828         1998
                                  10.000000           10.503269            5.03%                22,930         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.032623           10.009689           -0.23%               262,777         2004
Management Trust - AMT            10.000000           10.032623            0.33%               196,623         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         14.901130           17.157916           15.15%             1,330,796         2004
Management Trust - AMT            11.752488           14.901130           26.79%             1,515,191         2003
Mid-Cap Growth Portfolio:         16.800612           11.752488          -30.05%             1,713,407         2002
Class I - Q/NQ                    22.522251           16.800612          -25.40%             2,432,768         2001
                                  24.582570           22.522251           -8.38%             2,636,101         2000
                                  16.135377           24.582570           52.35%             1,843,232         1999
                                  11.701424           16.135377           37.89%               719,196         1998
                                  10.000000           11.701424           17.01%                72,913         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.702172           12.605642           17.79%             1,957,667         2004
Management Trust - AMT             8.002299           10.702172           33.74%             2,224,123         2003
Partners Portfolio - Q/NQ         10.655841            8.002299          -24.90%             2,421,685         2002
                                  11.077328           10.655841           -3.80%             3,095,154         2001
                                  11.110632           11.077328           -0.30%             3,494,789         2000
                                  10.452498           11.110632            6.30%             5,748,962         1999
                                  10.131623           10.452498            3.17%             3,946,650         1998
                                  10.000000           10.131623            1.32%               328,680         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.000000           11.307864           13.08%                28,736         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.243434           12.146601           18.58%             2,378,505         2004
Account Funds -                    8.238513           10.243434           24.34%             2,766,957         2003
Oppenheimer Aggressive            11.524660            8.238513          -28.51%             3,129,276         2002
Growth Fund/VA:                   16.938069           11.524660          -31.96%             4,316,105         2001
Non-Service Shares - Q/NQ         19.274630           16.938069          -12.12%             5,195,398         2000
                                  10.603692           19.274630           81.77%             3,277,622         1999
                                   9.532548           10.603692           11.24%               841,417         1998
                                  10.000000            9.532548           -4.67%                21,696         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.574920           14.371352            5.87%             3,632,179         2004
Account Funds -                   10.471617           13.574920           29.64%             4,189,165         2003
Oppenheimer Capital               14.461831           10.471617          -27.59%             4,481,564         2002
Appreciation Fund/VA:             16.710507           14.461831          -13.46%             5,734,516         2001
Non-Service Shares - Q/NQ         16.917425           16.710507           -1.22%             5,816,658         2000
                                  12.063121           16.917425           40.24%             4,533,724         1999
                                   9.826536           12.063121           22.76%             1,173,243         1998
                                  10.000000            9.826536           -1.73%                42,155         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               9.061877           10.690477           17.97%               994,810         2004
Account Funds -                    6.399987            9.061877           41.59%             1,249,404         2003
Oppenheimer Global                 8.302450            6.399987          -22.91%             1,791,657         2002
Securities Fund/VA:                9.534566            8.302450          -12.92%             1,361,393         2001
Non-Service Shares - Q/NQ         10.000000            9.534566           -4.65%               620,793         2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.257406           16.824297           18.00%               773,362         2004
Account Funds -                   10.000000           14.257406           42.57%               488,237         2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.379279           11.247494            8.36%             4,041,344         2004
Account Funds -                    8.273457           10.379279           25.45%             4,561,565         2003
Oppenheimer Main Street(R)          10.291675            8.273457          -19.61%             4,967,891         2002
Fund/VA: Non-Service              11.571981           10.291675          -11.06%             5,936,316         2001
Shares - Q/NQ                     12.812596           11.571981           -9.68%             5,826,470         2000
                                  10.633592           12.812596           20.49%             4,716,330         1999
                                  10.258664           10.633592            3.65%             1,839,038         1998
                                  10.000000           10.258664            2.59%                31,208         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund            9.190938           10.756936           17.04%             1,055,350         2004
II, Inc.: Investor Class -         6.776096            9.190938           35.64%             1,113,117         2003
Q/NQ                               9.352986            6.776096          -27.55%             1,282,758         2002
                                   9.811378            9.352986           -4.67%             1,607,341         2001
                                  10.000000            9.789079           -2.11%               543,371         2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     15.575665           16.971481            8.96%               255,129         2004
Institutional Funds, Inc.         12.304351           15.575665           26.59%               386,214         2003
- Emerging Markets Debt           11.379232           12.304351            8.13%               313,301         2002
Portfolio: Class I - Q/NQ         10.440316           11.379232            8.99%               246,574         2001
                                   9.467196           10.440316           10.28%               234,648         2000
                                   7.391460            9.467196           28.08%               337,224         1999
                                  10.424614            7.391460          -29.10%               107,780         1998
                                  10.000000           10.424614            4.25%                 8,668         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.271150           11.936572           16.21%                     0         2004
Institutional Funds, Inc.          8.142362           10.271150           26.14%                     0         2003
- International Magnum            10.000000            8.142362          -18.58%                     0         2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                      5.777333            6.954810           20.38%               262,759         2004
Institutional Funds, Inc.          4.116419            5.777333           40.35%               182,236         2003
- Mid Cap Growth                   6.039966            4.116419          -31.85%                91,630         2002
Portfolio: Class I - Q/NQ          8.631598            6.039966          -30.02%               101,749         2001
                                  10.000000            8.631598          -13.68%                75,294         2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     15.950432           21.538157           35.03%             1,423,783         2004
Institutional Funds, Inc.         11.716379           15.950432           36.14%             1,389,186         2003
- U.S. Real Estate                11.928630           11.716379           -1.78%             1,434,062         2002
Portfolio: Class I - Q/NQ         10.970158           11.928630            8.74%             1,075,475         2001
                                  10.545865           10.970158            4.02%             1,292,468         2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                  9.355609           11.660118           24.63%               555,768         2004
Insurance Trust -                  6.128862            9.355609           52.65%               823,550         2003
Worldwide Emerging Markets         6.375816            6.128862           -3.87%               919,626         2002
Fund: Initial Class - Q/NQ         6.559411            6.375816           -2.80%               984,190         2001
                                  11.396847            6.559411          -42.45%               894,428         2000
                                   5.747723           11.396847           98.28%             1,264,667         1999
                                   8.814146            5.747723          -34.79%               245,792         1998
                                  10.000000            8.814146          -11.86%                45,598         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 10.000000           12.643766           26.44%               129,033         2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                  9.910299           12.188387           22.99%               271,264         2004
Insurance Trust -                  6.913875            9.910299           11.16%               502,297         2003
Worldwide Hard Assets              7.187428            6.913875           -3.81%               379,695         2002
Fund: Initial Class - Q/NQ         8.107253            7.187428          -11.35%               248,001         2001
                                   7.350618            8.107253           10.29%               235,704         2000
                                   6.136113            7.350618           19.79%               371,265         1999
                                   8.978753            6.136113          -31.66%               106,080         1998
                                  10.000000            8.978753          -10.21%                 5,261         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 10.000000           12.500644           25.01%               218,736         2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance         9.966871           10.820948            8.57%                40,804         2004
Funds - Diversified Stock          7.459079            9.966871           33.62%                50,613         2003
Fund: Class A - Q/NQ               9.841798            7.459079          -24.21%                54,320         2002
                                   9.910285            9.841798           -0.69%                50,185         2001
                                  10.000000            9.910285           -0.90%                41,922         2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.05%)

   (Variable account charges of 1.05% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             9.471718           10.077101            6.39%                     0         2004
Funds - AIM V.I. Balanced          8.226196            9.471718           15.14%                     0         2003
Fund: Series I Shares -           10.028385            8.226196          -17.97%                     0         2002
Q/NQ                              10.000000           10.028385            0.28%                     0         2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             9.049647            9.373144            3.57%                     0         2004
Funds - AIM V.I. Blue Chip         7.308095            9.049647           23.83%                     0         2003
Fund: Series I Shares -           10.002499            7.308095          -26.94%                     0         2002
Q/NQ                              10.000000           10.002499            0.02%                     0         2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             9.885524           10.429865            5.51%                     0         2004
Funds - AIM V.I. Capital           7.713352            9.885524           28.16%                     0         2003
Appreciation Fund: Series         10.305269            7.713352          -25.15%                     0         2002
I Shares - Q/NQ                   10.000000           10.305269            3.05%                     0         2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            10.230038           11.030508            7.82%                     0         2004
Funds - AIM V.I. Core              8.309355           10.230038           23.11%                     0         2003
Stock Fund: Series I               9.947728            8.309355          -16.47%                     0         2002
Shares - Q/NQ                     10.000000            9.947728           -0.52%                     0         2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            10.475446           12.853733           22.70%                     0         2004
Funds - AIM V.I.                   8.202658           10.475446           27.71%                     0         2003
International Growth Fund:        10.000000            8.202658          -17.97%                     0         2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             8.623431            9.025414            4.66%                     0         2004
Funds - AIM V.I. Premier           6.967441            8.623431           23.77%                     0         2003
Equity Fund: Series I             10.096596            6.967441          -30.99%                     0         2002
Shares - Q/NQ                     10.000000           10.096596            0.97%                     0         2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.497265           13.972751           11.81%               472,094         2004
Portfolios, Inc. -                 9.763798           12.497265           28.00%               538,556         2003
American Century VP Income        12.238143            9.763798          -20.22%               548,035         2002
& Growth Fund: Class I -          13.496155           12.238143           -9.32%               637,194         2001
Q/NQ                              15.258324           13.496155          -11.55%               653,732         2000
                                  13.065728           15.258324           16.78%               520,500         1999
                                  10.408098           13.065728           25.53%               210,557         1998
                                  10.000000           10.408098            4.08%                 6,068         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.772439           12.250160           13.72%               291,176         2004
Portfolios, Inc. -                 8.743590           10.772439           23.20%               329,752         2003
American Century VP               11.097182            8.743590          -21.21%               377,670         2002
International Fund: Class         15.835690           11.097182          -29.92%               617,851         2001
I - Q/NQ                          19.240268           15.835690          -17.70%               721,255         2000
                                  11.852979           19.240268           62.32%               492,322         1999
                                  10.086493           11.852979           17.51%               265,107         1998
                                  10.000000           10.086493            0.86%                 2,963         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          9.927869           11.305109           13.87%               123,251         2004
Portfolios, Inc. -                 8.058085            9.927869           23.20%               117,543         2003
American Century VP               10.000000            8.058085          -19.42%               109,541         2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          9.864592           10.803075            9.51%                23,872         2004
Portfolios, Inc. -                 7.981828            9.864592           23.59%                17,784         2003
American Century VP Ultra         10.000000            7.981828          -20.18%                 2,689         2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         15.083309           17.064195           13.13%               548,790         2004
Portfolios, Inc. -                11.820257           15.083309           27.61%               550,539         2003
American Century VP Value         13.671134           11.820257          -13.54%               506,340         2002
Fund: Class I - Q/NQ              12.246733           13.671134           11.63%               486,672         2001
                                  10.475442           12.246733           16.91%               319,706         2000
                                  10.677353           10.475442           -1.89%               210,150         1999
                                  10.295249           10.677353            3.71%               148,323         1998
                                  10.000000           10.295249            2.95%                 9,553         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.251290           10.733074            4.70%               104,676         2004
Portfolios II, Inc. -             10.000000           10.251290            2.51%                20,532         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance            9.857262           10.915508           10.74%                     0         2004
Funds - BB&T Capital               7.939254            9.857262           24.16%                     0         2003
Manager Equity VIF - Q/NQ         10.189224            7.939254          -22.08%                     0         2002
                                  10.000000           10.189224            1.89%                     0         2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance            9.888676           11.074140           11.99%                   316         2004
Funds - BB&T Large Cap             8.084119            9.888676           22.32%                   316         2003
Value VIF - Q/NQ                  10.167221            8.084119          -20.49%                 3,150         2002
                                  10.000000           10.167221            1.67%                     0         2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance            8.977413            9.383072            4.52%                   406         2004
Funds - BB&T Large Company         7.086751            8.977413           26.68%                   406         2003
Growth VIF - Q/NQ                 10.300887            7.086751          -31.20%                   406         2002
                                  10.000000           10.300887            3.01%                     0         2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance           11.217761           13.008579           15.96%                   627         2004
Funds - BB&T Mid Cap               8.301213           11.217761           35.13%                   627         2003
Growth VIF - Q/NQ                 10.486856            8.301213          -20.84%                 6,251         2002
                                  10.000000           10.486856            4.87%                     0         2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -              9.055976           10.572939           16.75%                33,131         2004
Global Small Cap Portfolio         6.198098            9.055976           46.11%                37,005         2003
- Q/NQ                             9.513493            6.198098          -34.85%                40,348         2002
                                  13.473367            9.513493          -29.39%                74,718         2001
                                  16.796919           13.473367          -19.79%                93,547         2000
                                  10.382320           16.796919           61.78%               104,718         1999
                                   9.851173           10.382320            5.39%                71,804         1998
                                  10.000000            9.851173           -1.49%                 3,196         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -              8.805816            9.997943           13.54%                62,715         2004
International Focus                6.686539            8.805816           31.69%                70,269         2003
Portfolio - Q/NQ                   8.436904            6.686539          -20.75%                81,415         2002
                                  10.970789            8.436904          -23.10%               105,407         2001
                                  14.961024           10.970789          -26.67%               129,795         2000
                                   9.854235           14.961024           51.82%               154,344         1999
                                   9.453278            9.854235            4.24%               126,381         1998
                                  10.000000            9.453278           -5.47%                 6,653         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -             12.273346           13.522079           10.17%                87,443         2004
Large Cap Value Portfolio          9.909779           12.273346           23.85%                95,182         2003
- Q/NQ                            13.022678            9.909779          -23.90%               102,948         2002
                                  13.038397           13.022678           -0.12%               115,948         2001
                                  12.098010           13.038397            7.77%               115,481         2000
                                  11.507907           12.098010            5.13%               123,154         1999
                                  10.371958           11.507907           10.95%                89,716         1998
                                  10.000000           10.371958            3.72%                 7,035         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                10.390259           12.531223           20.61%               127,548         2004
Portfolios - Small Cap             7.621145           10.390259           36.33%                79,216         2003
Stock Index Portfolio:            10.000000            7.621145          -23.79%                22,930         2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially               9.907291           10.412112            5.10%               370,602         2004
Responsible Growth Fund,           7.946085            9.907291           24.68%               388,967         2003
Inc.: Initial Shares - Q/NQ       11.301945            7.946085          -29.69%               463,993         2002
                                  14.753247           11.301945          -23.39%               660,264         2001
                                  16.757880           14.753247          -11.96%               767,101         2000
                                  13.019372           16.757880           28.71%               505,276         1999
                                  10.169503           13.019372           28.02%               220,620         1998
                                  10.000000           10.169503            1.70%                 7,419         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         11.917758           13.047436            9.48%             2,346,033         2004
Inc.: Initial Shares - Q/NQ        9.382799           11.917758           27.02%             2,541,865         2003
                                  12.213795            9.382799          -23.18%             2,773,658         2002
                                  14.056384           12.213795          -13.11%             3,530,876         2001
                                  15.657978           14.056384          -10.23%             3,936,553         2000
                                  13.120640           15.657978           19.34%             3,233,351         1999
                                  10.342079           13.120640           26.87%             1,688,726         1998
                                  10.000000           10.342079            3.42%                22,293         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.694371           13.194929            3.94%               436,777         2004
Investment Fund                   10.587631           12.694371           19.90%               514,120         2003
-Appreciation Portfolio:          12.847445           10.587631          -17.59%               572,077         2002
Initial Shares - Q/NQ             14.317438           12.847445          -10.27%               741,652         2001
                                  14.563385           14.317438           -1.69%               824,612         2000
                                  13.205079           14.563385           10.29%               829,329         1999
                                  10.248351           13.205079           28.85%               373,802         1998
                                  10.000000           10.248351            2.48%                 4,483         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  11.119360           12.250377           10.17%                     0         2004
Investment Fund -                  8.533101           11.119360           30.31%                     0         2003
Developing Leaders                10.662836            8.533101          -19.97%                     0         2002
Portfolio: Initial Shares         10.000000           10.662836            6.63%                     0         2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  11.774891           13.984190           18.76%                     0         2004
Investment Fund -                  8.762972           11.774891           34.93%                     0         2003
International Value               10.048250            8.726972          -13.15%                     0         2002
Portfolio: Initial Shares         10.000000           10.048250            0.48%                     0         2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.820818           13.145443            2.53%               353,752         2004
- Federated Quality Bond          12.381646           12.820818            3.55%               449,760         2003
Fund II: Primary Shares -         11.447615           12.381646            8.16%               530,807         2002
Q/NQ                              10.711288           11.447615            6.87%               428,343         2001
                                   9.800240           10.711288            9.30%               219,014         2000
                                  10.000000            9.800240           -2.00%                26,006         1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 12.776102           14.080938           10.21%             1,658,298         2004
Insurance Products Fund -          9.915199           12.776102           28.85%             1,796,436         2003
VIP Equity-Income                 12.072578            9.915199          -17.87%             1,927,082         2002
Portfolio: Service Class -        12.855639           12.072578           -6.09%             2,325,141         2001
Q/NQ                              11.995103           12.855639            7.17%             2,445,131         2000
                                  11.408770           11.995103            5.14%             2,274,268         1999
                                  10.336779           11.408770           10.37%             1,384,005         1998
                                  10.000000           10.336779            3.37%                55,125         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 12.215278           12.481488            2.18%             1,189,206         2004
Insurance Products Fund -          9.297061           12.215278           31.39%             1,368,894         2003
VIP Growth Portfolio:             13.460931            9.297061          -30.93%             1,534,126         2002
Service Class - Q/NQ              16.535951           13.460931          -18.60%             2,012,118         2001
                                  18.790040           16.535951          -12.00%             2,250,475         2000
                                  13.831860           18.790040           35.85%             1,612,250         1999
                                  10.029235           13.831860           37.92%               594,476         1998
                                  10.000000           10.029235            0.29%                14,431         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  8.805728            9.538233            8.32%               889,448         2004
Insurance Products Fund -          7.008816            8.805728           25.64%             1,274,704         2003
VIP High Income Portfolio:         6.835860            7.008816            2.53%             1,315,908         2002
Service Class - Q/NQ               7.841660            6.835860          -12.83%             1,514,245         2001
                                  10.239981            7.841660          -23.42%             1,663,687         2000
                                   9.575458           10.239981            6.94%             1,591,051         1999
                                  10.125013            9.575458           -5.43%               972,025         1998
                                  10.000000           10.125013            1.25%                15,115         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.827561           12.158959           12.30%               198,292         2004
Insurance Products Fund -          7.641053           10.827561           41.70%               223,268         2003
VIP Overseas Portfolio:            9.694371            7.641053          -21.18%               306,410         2002
Service Class - Q/NQ              12.445337            9.694371          -22.10%               434,467         2001
                                  15.555856           12.445337          -20.00%               438,862         2000
                                  11.034969           15.555856           40.97%               356,824         1999
                                   9.900760           11.034969           11.46%               228,953         1998
                                  10.000000            9.900760           -0.99%                 9,958         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.975122           12.325615           12.31%                85,200         2004
Insurance Products Fund -          7.742612           10.975122           41.75%                67,780         2003
VIP Overseas Portfolio:           10.000000            7.742612          -22.57%                35,813         2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.323796           16.347553           14.13%             1,083,985         2004
Insurance Products Fund II        11.278034           14.323796           27.01%             1,094,422         2003
- VIP Contrafund(R)                 12.583756           11.278034          -10.38%             1,198,462         2002
Portfolio: Service Class -        14.511996           12.583756          -13.29%             1,414,123         2001
Q/NQ                              15.720833           14.511996           -7.69%             1,584,274         2000
                                  12.797393           15.720833           22.84%             1,299,744         1999
                                   9.953285           12.797393           28.57%               660,272         1998
                                  10.000000            9.953285           -0.47%                26,984         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.145856           10.472919            3.22%                78,512         2004
Insurance Products Fund II        10.000000           10.145856            1.46%                 7,978         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  9.083503            9.622655            5.94%               406,598         2004
Insurance Products Fund            7.079820            9.083503           28.30%               479,193         2003
III - VIP Growth                   9.163302            7.079820          -22.74%               529,270         2002
Opportunities Portfolio:          10.823977            9.163302          -15.34%               722,505         2001
Service Class - Q/NQ              13.206894           10.823977          -18.04%               852,312         2000
                                  12.811215           13.206894            3.09%               894,701         1999
                                  10.398800           12.811215           23.20%               526,619         1998
                                  10.000000           10.398800            3.99%                22,018         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 11.642349           13.131503           12.79%                48,218         2004
Insurance Products Fund            7.456574           11.642349           56.14%                40,559         2003
III - VIP Value Strategies        10.000000            7.456574          -25.43%                11,180         2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors               12.565510           13.831881           10.08%                     0         2004
Variable Insurance Trust -         8.925238           12.565510           40.79%                     0         2003
First Horizon Capital             11.084518            8.925238          -19.48%                     0         2002
Appreciation Portfolio -          10.000000           11.084518           10.85%                     0         2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors                9.554541            9.972056            4.37%                    32         2004
Variable Insurance Trust -         7.508568            9.554541           27.25%                    14         2003
First Horizon Core Stock          10.269722            7.508568          -26.89%                     0         2002
Portfolio - Q/NQ                  10.000000           10.269722            2.70%                     0         2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                10.330324           12.151044           17.63%                     0         2004
Variable Insurance                 7.876034           10.330324           31.16%                     0         2003
Products Trust - Templeton        10.000000            7.876034          -21.24%                     0         2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.814041           16.438512           19.00%                38,254         2004
International Value Fund:         10.000000           13.814041           38.14%                13,860         2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         16.223105           18.578210           14.52%               275,966         2004
Index Fund: Class I - Q/NQ        12.175959           16.223105           33.24%               269,340         2003
                                  14.528686           12.175959          -16.19%               270,264         2002
                                  14.877970           14.528686           -2.35%               265,673         2001
                                  13.050437           14.877970           14.00%               211,847         2000
                                  10.906928           13.050437           19.65%                88,974         1999
                                   9.947507           10.906928            9.64%                55,569         1998
                                  10.000000            9.947507           -0.52%                 4,625         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          12.624110           13.752788            8.94%               329,381         2004
Income Bond Fund: Class I         10.434145           12.624110           20.99%               355,104         2003
- Q/NQ                            10.215382           10.434145            2.14%               351,269         2002
                                   9.906674           10.215382            3.12%               395,611         2001
                                  10.914588            9.906674           -9.23%               458,389         2000
                                  10.689393           10.914588            2.11%               463,291         1999
                                  10.210867           10.689393            4.69%               363,590         1998
                                  10.000000           10.210867            2.11%                18,045         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.182997           13.361013           19.48%                 3,436         2004
Emerging Markets Fund:             6.838436           11.182997           63.53%                 4,577         2003
Class I - Q/NQ                     8.152672            6.838436          -16.12%                 5,353         2002
                                   8.690130            8.152672           -6.18%                14,775         2001
                                  10.000000            8.690130          -13.10%                     0         2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.292080           14.687707           19.49%                39,808         2004
Emerging Markets Fund:             7.518664           12.292080           63.49%                32,434         2003
Class III - Q/NQ                  10.000000            7.518664          -24.81%                 4,611         2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.364516           14.819562           19.86%                15,714         2004
Financial Services Fund:           8.833350           12.364516           39.98%                11,320         2003
Class III - Q/NQ                  10.000000            8.833350          -11.67%                 6,771         2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         11.446689           12.214933            6.71%                28,081         2004
Health Sciences Fund:              8.457919           11.446689           35.34%                19,421         2003
Class III - Q/NQ                  10.000000            8.457919          -15.42%                 8,946         2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          2.958139            3.053324            3.22%                 6,581         2004
Technology and                     1.925818            2.958139           53.60%                12,064         2003
Communications Fund: Class         3.401525            1.925818          -43.38%                13,865         2002
I - Q/NQ                           6.002258            3.401525          -43.33%                15,324         2001
                                  10.000000            6.002258          -39.98%                 1,608         2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.962391           11.311381            3.18%                 7,230         2004
Technology and                     7.138770           10.962391           53.56%                36,834         2003
Communications Fund: Class        10.000000            7.138770          -28.61%                29,275         2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          9.767118           12.558877           28.58%                52,885         2004
Utilities Fund: Class III          7.949305            9.767118           22.87%                 4,403         2003
- Q/NQ                            10.000000            7.949305          -20.51%                 1,820         2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.833255           14.134529            2.18%             1,257,812         2004
Government Bond Fund:             13.705885           13.833255            0.93%             1,619,954         2003
Class I - Q/NQ                    12.480491           13.705885            9.82%             2,141,263         2002
                                  11.760452           12.480491            6.12%             1,946,861         2001
                                  10.560422           11.760452           11.36%             1,786,298         2000
                                  10.929045           10.560422           -3.37%             1,530,588         1999
                                  10.141552           10.929045            7.77%             1,003,911         1998
                                  10.000000           10.141552            1.42%                39,631         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth          6.598302            7.061579            7.02%               603,087         2004
Fund: Class I - Q/NQ               5.023564            6.598302           31.35%               671,307         2003
                                   7.122661            5.023564          -29.47%               759,983         2002
                                  10.017067            7.122661          -28.89%               979,186         2001
                                  13.778852           10.017067          -27.30%             1,133,209         2000
                                  13.353842           13.778852            3.18%             1,314,497         1999
                                  10.383931           13.353842           28.55%               890,825         1998
                                  10.000000           10.383931            3.84%                28,321         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 6.564149            7.417171           13.00%                 6,024         2004
International Growth Fund:         4.891314            6.564149           34.20%                 6,119         2003
Class I - Q/NQ                     6.513326            4.891314          -24.90%                 6,763         2002
                                   9.226253            6.513326          -29.40%                 5,746         2001
                                  10.000000            9.226253           -7.74%                 1,924         2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.418865           11.789163           13.15%                10,027         2004
International Growth Fund:         7.780338           10.418865           33.91%                 5,461         2003
Class III - Q/NQ                  10.000000            7.780338          -22.20%                 3,137         2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.626183           11.003783            3.55%                68,624         2004
Investor Destinations              9.952068           10.626183            6.77%               115,367         2003
Conservative Fund: Class          10.000000            9.952068           -0.48%                62,139         2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.742047           11.390205            6.03%               161,609         2004
Investor Destinations              9.548043           10.742047           12.51%               129,742         2003
Moderately Conservative           10.000000            9.548043           -4.52%                56,368         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.751523           11.653138            8.39%               392,136         2004
Investor Destinations              9.050748           10.751523           18.79%               248,991         2003
Moderate Fund: Class II -         10.000000            9.050748           -9.49%               119,489         2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.780325           11.957109           10.92%                89,827         2004
Investor Destinations              8.602581           10.780325           25.32%                60,916         2003
Moderately Aggressive             10.000000            8.602581          -13.97%                24,272         2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.765025           12.146095           12.83%                46,073         2004
Investor Destinations              8.250068           10.765025           30.48%                24,040         2003
Aggressive Fund: Class II         10.000000            8.250068          -17.50%                10,896         2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        10.553166           12.044022           14.13%               154,922         2004
Growth Fund: Class I - Q/NQ        7.610526           10.553166           38.67%               165,474         2003
                                  12.211625            7.610526          -37.68%               138,188         2002
                                  17.709761           12.211625          -31.05%               196,504         2001
                                  21.149503           17.709761          -16.26%               257,361         2000
                                  11.568711           21.149503           82.82%               160,205         1999
                                  10.202497           11.568711           13.39%                42,543         1998
                                  10.000000           10.202497            2.02%                 3,432         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money          11.674269           11.645419           -0.25%             1,249,149         2004
Market Fund: Class I - Q/NQ       11.724794           11.674269           -0.43%             1,594,021         2003
                                  11.707381           11.724794            0.15%             2,033,966         2002
                                  11.420765           11.707381            2.51%             2,173,976         2001
                                  10.885293           11.420765            4.92%             1,776,127         2000
                                  10.492136           10.885293            3.75%             2,195,045         1999
                                  10.072429           10.492136            4.17%             1,700,935         1998
                                  10.000000           10.072429            0.72%               170,879         1997
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.040763           11.990154            8.60%             1,169,294         2004
Nationwide Fund: Class I -         8.750353           11.040763           26.18%             1,325,133         2003
Q/NQ                              10.700156            8.750353          -18.22%             1,548,820         2002
                                  12.263952           10.700156          -12.75%             1,914,136         2001
                                  12.661861           12.263952           -3.14%             2,193,618         2000
                                  11.965436           12.661861            5.82%             2,069,920         1999
                                  10.241300           11.965436           16.84%             1,389,298         1998
                                  10.000000           10.241300            2.41%                50,646         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.368909           13.361280           17.52%                 5,039         2004
Nationwide Leaders Fund:           9.148067           11.368909           24.28%                 5,753         2003
Class III - Q/NQ                  10.000000            9.148067           -8.52%                 7,822         2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           11.318380           12.593444           11.27%                16,071         2004
Growth Leaders Fund: Class         7.505693           11.318380           50.80%                68,660         2003
III - Q/NQ                        10.000000            7.505693          -24.94%                 9,838         2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.033615           11.483610           14.45%                88,603         2004
Worldwide Leaders Fund:            7.452628           10.033615           34.63%               103,187         2003
Class I - Q/NQ                    10.094833            7.452628          -26.17%               120,596         2002
                                  12.566361           10.094833          -19.67%               142,400         2001
                                  14.483618           12.566361          -13.24%               176,364         2000
                                  11.907510           14.483618           21.63%               164,763         1999
                                  10.100588           11.907510           17.89%               104,659         1998
                                  10.000000           10.100588            1.01%               110,211         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.589732           15.553625           14.45%                 4,891         2004
Worldwide Leaders Fund:           10.000000           13.589732           35.90%                 5,361         2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.066145           14.663488           12.23%                76,346         2004
Fund: Class I - Q/NQ               9.834714           13.066145           32.86%                95,756         2003
                                  14.898743            9.834714          -33.99%                94,583         2002
                                  16.888400           14.898743          -11.78%               100,911         2001
                                  20.358893           16.888400          -17.52%               105,996         2000
                                  10.000000           20.358893          103.59%                32,562         1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         18.618721           21.610219           16.07%               425,373         2004
Fund: Class I - Q/NQ              11.995839           18.618721           55.21%               467,907         2003
                                  16.644463           11.995839          -27.93%               517,696         2002
                                  13.113877           16.644463           26.92%               665,371         2001
                                  11.917534           13.113877           10.04%               487,437         2000
                                   9.421309           11.917534           26.50%               359,041         1999
                                   9.822329            9.421309           -4.08%               221,173         1998
                                  10.000000            9.822329           -1.78%                 8,921         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           15.544248           18.306917           17.77%               383,712         2004
Fund: Class I - Q/NQ              11.140091           15.544248           39.53%               409,566         2003
                                  13.618327           11.140091          -18.20%               443,068         2002
                                  14.752842           13.618327           -7.69%               532,226         2001
                                  13.690433           14.752842            7.76%               559,475         2000
                                   9.606706           13.690433           42.51%               372,211         1999
                                   9.611642            9.606706           -0.05%               286,195         1998
                                  10.000000            9.611642           -3.88%                12,512         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT             10.329276           11.088706            7.35%               363,445         2004
Balanced Fund: Class I -           8.815516           10.329276           17.17%               379,567         2003
Q/NQ                              10.160077            8.815516          -13.23%               412,934         2002
                                  10.660231           10.160077           -4.69%               512,302         2001
                                  10.810714           10.660231           -1.39%               526,286         2000
                                  10.831355           10.810714           -0.19%               383,187         1999
                                  10.129053           10.831355            6.93%               271,367         1998
                                  10.000000           10.129053            1.29%                17,654         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              10.050098           11.684800           16.27%               183,967         2004
Comstock Value Fund: Class         7.727599           10.050098           30.05%               146,775         2003
I - Q/NQ                          10.432880            7.727599          -25.93%               158,442         2002
                                  12.002951           10.432880          -13.08%               177,337         2001
                                  13.571227           12.002951          -11.56%               195,943         2000
                                  11.574924           13.571227           17.25%               140,273         1999
                                  10.160070           11.574924           13.93%                79,131         1998
                                  10.000000           10.160070            1.60%                 5,069         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        13.053372           13.760263            5.42%               326,923         2004
Sector Bond Fund: Class I         11.766225           13.053372           10.94%               352,985         2003
- Q/NQ                            11.091651           11.766225            6.08%               414,367         2002
                                  10.759314           11.091651            3.09%               479,207         2001
                                  10.290997           10.759314            4.55%               531,806         2000
                                  10.240891           10.290997            0.49%               511,647         1999
                                  10.087176           10.240891            1.52%               380,924         1998
                                  10.000000           10.087176            0.87%                13,508         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust          10.000000           11.404429           14.04%                37,112         2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty         6.243610            7.288137           16.73%               431,288         2004
Portfolio: Service Shares          5.247979            6.243610           18.97%               505,166         2003
- Q/NQ                             6.308565            5.247979          -16.81%               608,515         2002
                                   8.156515            6.308565          -22.66%               793,958         2001
                                  10.000000            8.156515          -18.43%               803,607         2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               3.424754            3.407981           -0.49%               243,842         2004
Global Technology                  2.362906            3.424754           44.94%               278,623         2003
Portfolio: Service Shares          4.042843            2.362906          -41.55%               353,798         2002
- Q/NQ                             6.518569            4.042843          -37.98%               598,590         2001
                                  10.000000            6.518569          -34.81%               565,404         2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.344072           10.320979           -0.22%                30,606         2004
Global Technology                  7.104956           10.344072           45.59%                29,220         2003
Portfolio: Service II             10.000000            7.104956          -28.95%                22,482         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               6.070385            7.129095           17.44%               186,541         2004
International Growth               4.560019            6.070385           33.12%               235,058         2003
Portfolio: Service Shares          6.207358            4.560019          -26.54%               333,630         2002
- Q/NQ                             8.193350            6.207358          -24.24%               584,735         2001
                                  10.000000            8.193350          -18.07%               554,609         2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.322507           12.125277           17.46%                89,887         2004
International Growth               7.753412           10.322507           33.14%                97,029         2003
Portfolio: Service II             10.000000            7.753412          -22.47%                90,495         2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.215917           14.198724           16.23%                 3,228         2004
Risk-Managed Core                 10.000000           12.215917           22.16%                     0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         14.400538           16.502831           14.60%               229,246         2004
Management Trust - AMT            11.045123           14.400538           30.38%               252,729         2003
Guardian Portfolio - Q/NQ         15.176361           11.045123          -27.22%               267,322         2002
                                  15.573167           15.176361           -2.55%               306,929         2001
                                  15.561518           15.573167            0.07%               288,948         2000
                                  13.683246           15.561518           13.73%               282,904         1999
                                  10.502434           13.683246           30.29%               225,939         1998
                                  10.000000           10.502434            5.02%                 6,344         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.029240           10.001252           -0.28%                71,748         2004
Management Trust - AMT            10.000000           10.029240            0.29%                19,320         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         14.854831           17.095968           15.09%               227,060         2004
Management Trust - AMT            11.721882           14.854831           26.73%               252,599         2003
Mid-Cap Growth Portfolio:         16.765350           11.721882          -30.08%               293,106         2002
Class I - Q/NQ                    22.486438           16.765350          -25.44%               411,363         2001
                                  24.555839           22.486438           -8.43%               484,307         2000
                                  16.125954           24.555839           52.28%               278,634         1999
                                  11.700489           16.125954           37.82%               149,236         1998
                                  10.000000           11.700489           17.00%                10,168         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.668890           12.560099           17.73%               360,791         2004
Management Trust - AMT             7.981445           10.668890           33.67%               364,509         2003
Partners Portfolio - Q/NQ         10.633448            7.981445          -24.94%               447,473         2002
                                  11.059680           10.633448           -3.85%               523,046         2001
                                  11.098514           11.059680           -0.35%               590,433         2000
                                  10.446379           11.098514            6.24%               630,256         1999
                                  10.130813           10.446379            3.11%               600,620         1998
                                  10.000000           10.130813            1.31%                50,332         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.000000           11.304090           13.04%                   771         2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.211605           12.102745           18.52%               391,870         2004
Account Funds -                    8.217057           10.211605           24.27%               437,215         2003
Oppenheimer Aggressive            11.500467            8.217057          -28.55%               491,992         2002
Growth Fund/VA:                   16.911124           11.500467          -31.99%               661,579         2001
Non-Service Shares - Q/NQ         19.253639           16.911124          -12.17%               749,952         2000
                                  10.597477           19.253639           81.68%               333,894         1999
                                   9.531780           10.597477           11.18%               193,490         1998
                                  10.000000            9.531780           -4.68%                14,587         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.532726           14.319467            5.81%               568,025         2004
Account Funds -                   10.444338           13.532726           29.57%               607,243         2003
Oppenheimer Capital               14.431466           10.444338          -27.63%               685,338         2002
Appreciation Fund/VA:             16.683918           14.431466          -13.50%               868,992         2001
Non-Service Shares - Q/NQ         16.898986           16.683918           -1.27%               901,397         2000
                                  12.056049           16.898986           40.17%               551,024         1999
                                   9.825746           12.056049           22.70%               232,428         1998
                                  10.000000            9.825746           -1.74%                10,376         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               9.045084           10.665285           17.91%               164,007         2004
Account Funds -                    6.391359            9.045084           41.52%               214,312         2003
Oppenheimer Global                 8.295449            6.391359          -22.95%               265,024         2002
Securities Fund/VA:                9.531378            8.295449          -12.97%               212,317         2001
Non-Service Shares - Q/NQ         10.000000            9.531378           -4.69%                84,451         2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.252599           16.810131           17.94%               103,911         2004
Account Funds -                   10.000000           14.252599           42.53%                61,105         2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.347021           11.206873            8.31%               703,788         2004
Account Funds -                    8.251913           10.347021           25.39%               805,047         2003
Oppenheimer Main Street(R)          10.270073            8.251913          -19.65%               842,445         2002
Fund/VA: Non-Service              11.553551           10.270073          -11.11%             1,064,710         2001
Shares - Q/NQ                     12.798619           11.553551           -9.73%             1,115,013         2000
                                  10.627355           12.798619           20.43%               731,791         1999
                                  10.257840           10.627355            3.60%               406,123         1998
                                  10.000000           10.257840            2.58%                16,089         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund            9.173944           10.731630           16.98%               181,923         2004
II, Inc.: Investor Class -         6.766972            9.173944           35.57%               208,059         2003
Q/NQ                               9.345120            6.766972          -27.59%               200,916         2002
                                   9.808108            9.345120           -4.72%               180,606         2001
                                  10.000000            9.808108           -1.92%                31,598         2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     15.527295           16.910231            8.91%                49,491         2004
Institutional Funds, Inc.         12.272332           15.527295           26.52%                67,237         2003
- Emerging Markets Debt           11.355355           12.272332            8.08%                76,122         2002
Portfolio: Class I - Q/NQ         10.423703           11.355355            8.94%                52,717         2001
                                   9.456874           10.423703           10.22%                57,429         2000
                                   7.387124            9.456874           28.02%                44,179         1999
                                  10.423780            7.387124          -29.13%                28,827         1998
                                  10.000000           10.423780            4.24%                 1,735         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.262492           11.920493           16.16%                     0         2004
Institutional Funds, Inc.          8.139606           10.262492           26.08%                     0         2003
- International Magnum            10.000000            8.139606          -18.60%                     0         2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                      5.766631            6.938416           20.32%                62,936         2004
Institutional Funds, Inc.          4.110862            5.766631           40.28%                27,031         2003
- Mid Cap Growth                   6.034873            4.110862          -31.88%                 6,090         2002
Portfolio: Class I- Q/NQ           8.628712            6.034873          -30.06%                17,678         2001
                                  10.000000            8.628712          -13.71%                11,969         2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     15.900887           21.460423           34.96%               266,323         2004
Institutional Funds, Inc.         11.685886           15.900887           36.07%               266,531         2003
- U.S. Real Estate                11.903602           11.685886           -1.83%               239,389         2002
Portfolio: Class I - Q/NQ         10.952709           11.903602            8.68%               239,465         2001
                                  10.530532           10.952709            4.01%               253,823         2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                  9.326515           11.617992           24.57%                81,313         2004
Insurance Trust -                  6.112883            9.326515           52.57%               159,912         2003
Worldwide Emerging Markets         6.362414            6.112883           -3.92%               174,908         2002
Fund: Initial Class - Q/NQ         6.548959            6.362414           -2.85%               205,904         2001
                                  11.384426            6.548959          -42.47%               185,292         2000
                                   5.744349           11.384426           98.18%               147,062         1999
                                   8.813437            5.744349          -34.82%                78,298         1998
                                  10.000000            8.813437          -11.87%                 1,512         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 10.000000           12.639533           26.40%                49,833         2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                  9.879500           12.144376           22.93%                57,122         2004
Insurance Trust -                  6.895881            9.879500           43.27%                82,407         2003
Worldwide Hard Assets              7.172354            6.895881           -3.85%                63,355         2002
Fund: Initial Class - Q/NQ         8.094362            7.172354          -11.39%                42,344         2001
                                   7.342607            8.094362           10.24%                55,308         2000
                                   6.132522            7.342607           19.73%                53,452         1999
                                   8.978030            6.132522          -31.69%                28,348         1998
                                  10.000000            8.978030          -10.22%                 1,995         1997*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 10.000000           12.496465           24.96%                33,947         2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance         9.948427           10.795475            8.51%                 4,983         2004
Funds - Diversified Stock          7.449037            9.948427           33.55%                 4,983         2003
Fund: Class A - Q/NQ               9.833527            7.449037          -24.25%                 4,983         2002
                                   9.906989            9.833527           -0.74%                 4,983         2001
                                  10.000000            9.906989           -0.93%                 2,458         2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.10%)

   (Variable account charges of 1.10% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             9.461566           10.061213            6.34%             18,1775           2004
Funds - AIM V.I. Balanced          8.221526            9.461566           15.08%              20,669           2003
Fund: Series I Shares -           10.027760            8.221526          -18.01%              13,521           2002
Q/NQ                              10.000000           10.027760            0.28%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             9.039933            9.358342            3.52%              19,219           2004
Funds - AIM V.I. Blue Chip         7.303936            9.039933           23.77%               8,839           2003
Fund: Series I Shares -           10.001875            7.303936          -26.97%               6,676           2002
Q/NQ                              10.000000           10.001875            0.02%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             9.874902           10.413411            5.45%               2,534           2004
Funds - AIM V.I. Capital           7.708966            9.874902           28.10%               1,716           2003
Appreciation Fund: Series         10.304626            7.708966          -25.19%               1,369           2002
I Shares - Q/NQ                   10.000000           10.304626            3.05%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            10.219051           11.013100            7.77%                 799           2004
Funds - AIM V.I. Core              8.304620           10.219051           23.05%                 734           2003
Stock Fund: Series I               9.947104            8.304620          -16.51%                 537           2002
Shares - Q/NQ                     10.000000            9.947104           -0.53%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            10.466614           12.836417           22.64%                   0           2004
Funds - AIM V.I.                   8.199880           10.466614           27.64%                   0           2003
International Growth Fund:        10.000000            8.199880          -18.00%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             8.614176            9.011175            4.61%               6,724           2004
Funds - AIM V.I. Premier           6.963476            8.614176           23.71%               5,772           2003
Equity Fund: Series I             10.095970            6.963476          -31.03%               4,918           2002
Shares - Q/NQ                     10.000000           10.095970            0.96%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         11.940757           13.343804           11.75%             626,313           2004
Portfolios, Inc. -                 9.333731           11.940757           27.93%             656,950           2003
American Century VP Income        11.705008            9.333731          -20.26%             566,564           2002
& Growth Fund: Class I -          12.914785           11.705008           -9.37%             354,932           2001
Q/NQ                              14.608384           12.914785          -11.59%             100,137           2000
                                  10.000000           12.515499           25.15%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.934729           12.428422           13.66%             155,861           2004
Portfolios, Inc. -                 8.879812           10.934729           23.14%             168,520           2003
American Century VP               11.275782            8.879812          -21.25%             193,349           2002
International Fund: Class         16.098754           11.275782          -29.96%             289,774           2001
I - Q/NQ                          19.569739           16.098754          -17.74%             107,222           2000
                                  12.062037           19.569739           62.24%              16,178           1999
                                  10.000000           12.062037           20.62%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          9.919506           11.289865           13.81%             297,548           2004
Portfolios, Inc. -                 8.055362            9.919506           23.14%             312,158           2003
American Century VP               10.000000            8.055362          -19.45%             226,733           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          9.856273           10.788517            9.46%              77,586           2004
Portfolios, Inc. -                 7.979129            9.856273           23.53%              56,845           2003
American Century VP Ultra         10.000000            7.979129          -20.21%              10,212           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         15.894190           17.972501           13.08%           1,677,569           2004
Portfolios, Inc. -                12.461991           15.894190           27.54%           1,659,345           2003
American Century VP Value         14.420645           12.461991          -13.58%           1,421,135           2002
Fund: Class I - Q/NQ              12.924722           14.420645           11.57%             646,646           2001
                                  11.060928           12.924722           16.85%              40,702           2000
                                  11.279817           11.060928           -1.94%               4,917           1999
                                  10.000000           11.279817           12.80%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.247814           10.724012            4.65%             285,696           2004
Portfolios II, Inc. -             10.000000           10.247814            2.48%             106,553           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance            9.846677           10.898269           10.68%              30,059           2004
Funds - BB&T Capital               7.934743            9.846677           24.10%              27,707           2003
Manager Equity VIF - Q/NQ         10.188588            7.934743          -22.12%              11,923           2002
                                  10.000000           10.188588            1.89%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance            9.878065           11.056669           11.93%              61,996           2004
Funds - BB&T Large Cap             8.079525            9.878065           22.26%              58,093           2003
Value VIF - Q/NQ                  10.166589            8.079525          -20.53%              29,423           2002
                                  10.000000           10.166589            1.67%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance            8.967760            9.368254            4.47%              30,806           2004
Funds - BB&T Large Company         7.082708            8.967760           26.61%              28,735           2003
Growth VIF - Q/NQ                 10.300247            7.082708          -31.24%              18,119           2002
                                  10.000000           10.300247            3.00%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance           11.205730           12.988054           15.91%              32,522           2004
Funds - BB&T Mid Cap               8.296492           11.205730           35.07%              26,840           2003
Growth VIF - Q/NQ                 10.486205            8.296492          -20.88%              17,263           2002
                                  10.000000           10.486205            4.86%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -             11.170519           13.035094           16.69%                   0           2004
Global Small Cap Portfolio         7.649197           11.170519           46.04%                   0           2003
- Q/NQ                            11.746746            7.649197          -34.88%                   0           2002
                                  16.644686           11.746746          -29.43%                   0           2001
                                  20.760969           16.644686          -19.83%                   0           2000
                                  12.839012           20.760969           61.70%                   0           1999
                                  10.000000           12.839012           28.39%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -             10.296848           11.684919           13.48%                   0           2004
International Focus                7.822670           10.296848           31.63%                   0           2003
Portfolio - Q/NQ                   9.875436            7.822670          -20.79%                   0           2002
                                  12.847895            9.875436          -23.14%                   0           2001
                                  17.529681           12.847895          -26.71%               1,129           2000
                                  11.551939           17.529681           51.75%                 446           1999
                                  10.000000           11.551939           15.52%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -             12.655306           13.935865           10.12%               1,278           2004
Large Cap Value Portfolio         10.223346           12.655306           23.79%               1,278           2003
- Q/NQ                            13.441552           10.223346          -23.94%               2,499           2002
                                  13.464612           13.441552           -0.17%               3,102           2001
                                  12.499772           13.464612            7.72%               1,209           2000
                                  11.896081           12.499772            5.07%                 772           1999
                                  10.000000           11.896081           18.96%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                11.292966           12.357170            9.42%           2,685,637           2004
Portfolios - Small Cap             7.618563           10.381496           36.27%             295,841           2003
Stock Index Portfolio:            10.000000            7.618563          -23.81%              38,500           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially               9.704318           10.193646            5.04%             153,746           2004
Responsible Growth Fund,           7.787219            9.704318           24.62%             202,739           2003
Inc.: Initial Shares - Q/NQ       11.081580            7.787219          -29.73%             227,001           2002
                                  14.472958           11.081580          -23.43%             234,301           2001
                                  16.447766           14.472958          -12.01%             127,094           2000
                                  12.784895           16.447766           28.65%              22,261           1999
                                  10.000000           12.784895           27.85%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         11.292966           12.357170            9.42%           2,685,637           2004
Inc.: Initial Shares - Q/NQ        8.895399           11.292966           26.95%           2,809,696           2003
                                  11.585200            8.895399          -23.22%           2,489,181           2002
                                  13.339745           11.585200          -13.15%           1,650,641           2001
                                  14.867150           13.339745          -10.27%             492,133           2000
                                  12.464249           14.867150           19.28%              89,936           1999
                                  10.000000           12.464249           24.64%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  11.880707           12.342942            3.89%             430,548           2004
Investment Fund                    9.914002           11.880707           19.84%             455,998           2003
-Appreciation Portfolio:          12.036131            9.914002          -17.63%             390,215           2002
Initial Shares - Q/NQ             13.420126           12.036131          -10.31%             207,988           2001
                                  13.657521           13.420126           -1.74%              30,032           2000
                                  12.389971           13.657521           10.23%              10,103           1999
                                  10.000000           12.389971           23.90%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  11.107443           12.231073           10.12%               2,220           2004
Investment Fund -                  8.528249           11.107443           30.24%               2,798           2003
Developing Leaders                10.662171            8.528249          -20.01%                 358           2002
Portfolio: Initial Shares         10.000000           10.662171            6.62%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  11.762272           13.962144           18.70%               4,230           2004
Investment Fund -                  8.722016           11.762272           34.86%               3,965           2003
International Value               10.047625            8.722016          -13.19%               3,225           2002
Portfolio: Initial Shares         10.000000           10.047625            0.48%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.790643           13.107871            2.48%           1,634,123           2004
- Federated Quality Bond          12.358755           12.790643            3.49%           1,905,769           2003
Fund II: Primary Shares -         11.432220           12.358755            8.10%           1,834,358           2002
Q/NQ                              10.702323           11.432220            6.82%             865,966           2001
                                   9.796953           10.702323            9.24%              61,248           2000
                                  10.000000            9.796953           -2.03%               5,716           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.191825           14.531777           10.16%           2,855,701           2004
Insurance Products Fund -         10.243000           13.191825           28.79%           2,886,811           2003
VIP Equity-Income                 12.478012           10.243000          -17.91%           2,424,350           2002
Portfolio: Service Class -        13.294130           12.478012           -6.14%           1,414,676           2001
Q/NQ                              12.410474           13.294130            7.12%             189,699           2000
                                  11.809798           12.410474            5.09%              56,595           1999
                                  10.000000           11.809798           18.10%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 11.376318           11.618360            2.13%           1,550,719           2004
Insurance Products Fund -          8.662889           11.376318           31.32%           1,656,568           2003
VIP Growth Portfolio:             12.549094            8.662889          -30.97%           1,510,092           2002
Service Class - Q/NQ              15.423665           12.549094          -18.64%           1,272,300           2001
                                  17.534950           15.423665          -12.04%             441,712           2000
                                  12.914475           17.534950           35.78%              63,633           1999
                                  10.000000           12.914475           29.14%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  9.659661           10.457917            8.26%           1,031,227           2004
Insurance Products Fund -          7.692360            9.659661           25.57%           1,265,100           2003
VIP High Income Portfolio:         7.506322            7.692360            2.48%             856,728           2002
Service Class - Q/NQ               8.615157            7.506322          -12.87%             494,523           2001
                                  11.255695            8.615157          -23.46%             118,481           2000
                                  10.530579           11.255695            6.89%              19,455           1999
                                  10.000000           10.530579            5.31%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 11.928089           13.388056           12.24%              65,996           2004
Insurance Products Fund -          8.421945           11.928089           41.63%              75,622           2003
VIP Overseas Portfolio:           10.690513            8.421945          -21.22%              90,931           2002
Service Class - Q/NQ              13.731142           10.690513          -22.14%              97,289           2001
                                  17.171657           13.731142          -20.04%              43,731           2000
                                  12.187321           17.171657           40.90%               7,559           1999
                                  10.000000           12.187321           21.87%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.965863           12.309005           12.25%             241,083           2004
Insurance Products Fund -          7.739985           10.965863           41.68%             145,291           2003
VIP Overseas Portfolio:           10.000000            7.739985          -22.60%              74,589           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.287374           16.297747           14.07%           1,468,083           2004
Insurance Products Fund II        11.255043           14.287374           26.94%           1,317,724           2003
- VIP Contrafund(R)                 12.564462           11.255043          -10.42%             993,408           2002
Portfolio: Service Class -        14.497111           12.564462          -13.33%             570,419           2001
Q/NQ                              15.712599           14.497111           -7.74%             192,044           2000
                                  12.797152           15.712599           22.78%              37,857           1999
                                  10.000000           12.797152           27.97%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.142433           10.464104            3.17%             155,733           2004
Insurance Products Fund II        10.000000           10.142433            1.42%              89,869           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  8.705771            9.217840            5.88%             116,553           2004
Insurance Products Fund            6.788835            8.705771           28.24%             101,394           2003
III - VIP Growth                   8.791124            6.788835          -22.78%             110,485           2002
Opportunities Portfolio:          10.389625            8.791124          -15.39%             108,441           2001
Service Class - Q/NQ              12.683293           10.389625          -18.08%              60,097           2000
                                  12.309512           12.683293            3.04%              18,699           1999
                                  10.000000           12.309512           23.10%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 11.632535           13.113789           12.73%             187,527           2004
Insurance Products Fund            7.454046           11.632535           56.06%             169,705           2003
III - VIP Value Strategies        10.000000            7.454046          -25.46%              60,482           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors               12.550735           13.808646           10.02%                 855           2004
Variable Insurance Trust -         8.919246           12.550735           40.72%                 879           2003
First Horizon Capital             11.082697            8.919246          -19.52%                 621           2002
Appreciation Portfolio -          10.000000           11.082697           10.83%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors                9.543324            9.955332            4.32%              46,570           2004
Variable Insurance Trust -         7.503537            9.543324           27.18%              56,603           2003
First Horizon Core Stock          10.268045            7.503537          -26.92%              53,590           2002
Portfolio - Q/NQ                  10.000000           10.268045            2.68%                 640           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                10.321614           12.134664           17.57%                   0           2004
Variable Insurance                 7.873374           10.321614           31.10%                   0           2003
Products Trust - Templeton        10.000000            7.873374          -21.27%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.809398           16.424694           18.94%              74,539           2004
International Value Fund:         10.000000           13.809398           38.09%              14,892           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         18.180524           20.809277           14.46%             780,678           2004
Index Fund: Class I - Q/NQ        16.651955           18.180524           33.17%             756,902           2003
                                  16.298133           13.651955          -16.24%             634,435           2002
                                  16.698444           16.298133           -2.40%             270,929           2001
                                  14.654661           16.698444           13.95%              36,873           2000
                                  12.253848           14.654661           19.59%                  78           1999
                                  10.000000           12.253848           22.54%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          12.180431           13.262747            8.89%             846,759           2004
Income Bond Fund: Class I         10.381496           12.514320           20.54%             256,595           2004
- Q/NQ                            10.072515           12.180431           20.93%             823,989           2003
                                   9.866328           10.072515            2.09%             631,222           2002
                                   9.573036            9.866328            3.06%             225,792           2001
                                  10.552305            9.573036           -9.28%              23,852           2000
                                  10.339812           10.552305            2.06%                 442           1999
                                  10.000000           10.339812            3.40%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.164642           13.332348           19.42%              12,030           2004
Emerging Markets Fund:             6.830658           11.164642           63.45%              12,108           2003
Class I - Q/NQ                     8.147532            6.830658          -16.16%              14,231           2002
                                   8.689073            8.147532           -6.23%              12,005           2001
                                  10.000000            8.689073          -13.11%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.281718           14.667907           19.43%             135,131           2004
Emerging Markets Fund:             7.516119           12.281718           63.41%             104,238           2003
Class III - Q/NQ                  10.000000            7.516119          -24.84%              44,634           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.352452           14.797628           19.80%              26,498           2004
Financial Services Fund:           8.829190           12.352452           39.90%              25,381           2003
Class III - Q/NQ                  10.000000            8.829190          -11.71%              11,950           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         11.435502           12.196830            6.66%              96,518           2004
Health Sciences Fund:              8.453928           11.435502           35.27%              77,751           2003
Class III - Q/NQ                  10.000000            8.453928          -15.46%              32,682           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          2.953284            3.046771            3.17%              39,064           2004
Technology and                     1.923621            2.953284           53.53%              47,703           2003
Communications Fund: Class         3.399372            1.923621          -43.41%              66,686           2002
I - Q/NQ                           6.001519            3.399372          -43.36%             109,722           2001
                                  10.000000            6.001519          -39.98%               4,981           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.953168           11.296144            3.13%              56,812           2004
Technology and                     7.136357           10.953168           53.48%              61,523           2003
Communications Fund: Class        10.000000            7.136357          -28.64%              18,615           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          9.757613           12.540332           28.52%              29,053           2004
Utilities Fund: Class III          7.945569            9.757613           22.81%               6,050           2003
- Q/NQ                            10.000000            7.945569          -20.54%               2,209           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.439896           12.704400            2.13%           2,570,106           2004
Government Bond Fund:             12.331593           12.439896            0.88%           3,209,860           2003
Class I - Q/NQ                    11.234737           12.331593            9.76%           3,503,439           2002
                                  10.591943           11.234737            6.07%           1,476,799           2001
                                   9.515930           10.591943           11.31%             199,744           2000
                                   9.853072            9.515930           -3.42%              22,093           1999
                                  10.000000            9.853072           -1.47%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth          6.131042            6.558208            6.97%              79,871           2004
Fund: Class I - Q/NQ               4.670172            6.131042           31.28%             109,088           2003
                                   6.624951            4.670172          -29.51%              81,965           2002
                                   9.321861            6.624951          -28.93%              72,133           2001
                                  12.829034            9.321861          -27.34%              61,038           2000
                                  12.439602           12.829034            3.13%              39,588           1999
                                  10.000000           12.439602           24.40%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 6.553362            7.401248           12.94%               2,910           2004
International Growth Fund:         4.885747            6.553362           34.13%               2,960           2003
Class I - Q/NQ                     6.509205            4.885747          -24.94%               3,111           2002
                                   9.225133            6.509205          -29.44%               3,005           2001
                                  10.000000            9.225133           -7.75%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.410101           11.773306           13.10%              29,275           2004
International Growth Fund:         7.777707           10.410101           33.85%              21,368           2003
Class III - Q/NQ                  10.000000            7.777707          -22.22%              23,753           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.615823           10.987504            3.50%             519,522           2004
Investor Destinations              9.947392           10.615823            6.72%             511,086           2003
Conservative Fund: Class          10.000000            9.947392           -0.53%             315,287           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.731567           11.373337            5.98%           1,119,658           2004
Investor Destinations              9.543547           10.731567           12.45%           1,001,775           2003
Moderately Conservative           10.000000            9.543547           -4.56%             480,545           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.741012           11.635859            8.33%           2,207,848           2004
Investor Destinations              9.046478           10.741012           18.73%           1,973,409           2003
Moderate Fund: Class II -         10.000000            9.046478           -9.54%             799,396           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.769790           11.939394           10.86%           1,023,981           2004
Investor Destinations              8.598521           10.769790           25.25%             773,445           2003
Moderately Aggressive             10.000000            8.598521          -14.01%             311,597           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.754510           12.128091           12.77%             194,172           2004
Investor Destinations              8.246178           10.754510           30.42%             176,528           2003
Aggressive Fund: Class II         10.000000            8.246178          -17.54%              61,257           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        11.527438           13.149289           14.07%             245,862           2004
Growth Fund: Class I - Q/NQ        8.317327           11.527438           38.60%             286,393           2003
                                  13.352487            8.317327          -37.71%             248,751           2002
                                  19.374164           13.352487          -31.08%             186,892           2001
                                  23.148836           19.374164          -16.31%              84,799           2000
                                  12.668723           23.148836           82.72%               5,302           1999
                                  10.000000           12.668723           26.69%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money          11.204900           11.171561           -0.30%           1,565,144           2004
Market Fund: Class I - Q/NQ       11.259085           11.204900           -0.48%           1,968,585           2003
                                  11.248046           11.259085            0.10%           3,077,417           2002
                                  10.978256           11.248046            2.46%           1,789,371           2001
                                  10.468792           10.978256            4.87%             228,081           2000
                                  10.095781           10.468792            3.69%              34,919           1999
                                  10.000000           10.095781            0.96%                   0           1998
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.038527           11.981674            8.54%             956,673           2004
Nationwide Fund: Class I -         8.752996           11.038527           26.11%           1,032,190           2003
Q/NQ                              10.708803            8.752996          -18.26%             974,496           2002
                                  12.280107           10.708803          -12.80%             641,022           2001
                                  12.684916           12.280107           -3.19%             195,485           2000
                                  11.993303           12.684916            5.77%              65,991           1999
                                  10.000000           11.993303           19.93%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.357826           13.341517           17.47%              13,762           2004
Nationwide Leaders Fund:           9.143759           11.357826           24.21%              19,973           2003
Class III - Q/NQ                  10.000000            9.143759           -8.56%              23,550           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           11.307350           12.574815           11.21%             113,954           2004
Growth Leaders Fund: Class         7.502155           11.307350           50.72%             183,545           2003
III - Q/NQ                        10.000000            7.502155          -24.98%              25,341           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.264387           11.741802           14.39%              29,558           2004
Worldwide Leaders Fund:            7.627885           10.264387           34.56%              30,867           2003
Class I - Q/NQ                    10.337468            7.627885          -26.21%              33,302           2002
                                  12.874957           10.337468          -19.71%              30,301           2001
                                  14.846771           12.874957          -13.28%              13.241           2000
                                  12.212250           14.846771           21.57%               1,969           1999
                                  10.000000           12.212250           22.12%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.585158           15.540553           14.39%               8,696           2004
Worldwide Leaders Fund:           10.000000           13.585158           35.85%              13,853           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.035349           14.621540           12.17%             411,929           2004
Fund: Class I - Q/NQ               9.816488           13.035349           32.79%             421,112           2003
                                  14.878675            9.816488          -34.02%             370,985           2002
                                  16.874259           14.878675          -11.83%             201,143           2001
                                  20.352098           16.874259          -17.09%              29,915           2000
                                  10.000000           20.352098          103.52%                  16           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         25.555935           29.647062           16.01%             786,962           2004
Fund: Class I - Q/NQ              16.473727           25.555935           55.13%             800,281           2003
                                  22.869189           16.473727          -27.97%             706,537           2002
                                  18.027390           22.869189           26.86%             362,271           2001
                                  16.391038            18.02739            9.98%              27,668           2000
                                  12.964349           16.391038           26.43%               2,332           1999
                                  10.000000           12.964349           29.64%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           19.566351           23.032234           17.71%             623,352           2004
Fund: Class I - Q/NQ              14.029693           19.566351           39.46%             638,942           2003
                                  17.159419           14.029693          -18.24%             524,064           2002
                                  18.598401           17.159419           -7.74%             286,690           2001
                                  17.267747           18.598401            7.71%              66,093           2000
                                  12.123056           17.267747           42.44%               3,518           1999
                                  10.000000           12.123056           21.23%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT             10.156816           10.898060            7.30%             674,801           2004
Balanced Fund: Class I -           8.672706           10.156816           17.11%             677,120           2003
Q/NQ                              10.000553            8.672706          -13.28%             572,323           2002
                                  10.498193           10.000553           -4.74%             364,251           2001
                                  10.651741           10.498193           -1.44%             109,044           2000
                                  10.677473           10.651741           -0.24%              10,460           1999
                                  10.000000           10.677473            6.77%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              10.259752           11.922530           16.21%             159,808           2004
Comstock Value Fund: Class         7.892787           10.259752           29.99%             108,913           2003
I - Q/NQ                          10.661295            7.892787          -25.97%              61,531           2002
                                  12.271980           10.661295          -13.12%              53,088           2001
                                  13.882376           12.271980          -11.60%              15,294           2000
                                  11.846282           13.882376           17.19%               1,812           1999
                                  10.000000           11.846282           18.46%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        13.026690           13.725193            5.36%             508,870           2004
Sector Bond Fund: Class I         11.748112           13.026690           10.88%             473,512           2003
- Q/NQ                            11.080176           11.748112            6.03%             377,561           2002
                                  10.753649           11.080176            3.04%             187,319           2001
                                  10.290756           10.753649            4.50%              27,660           2000
                                  10.245831           10.290756            0.44%               1,481           1999
                                  10.000000           10.245831            2.46%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust          10.000000           11.400631           14.01%              68,592           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty         6.231243            7.270035           16.67%           1,028,114           2004
Portfolio: Service Shares          5.240220            6.231243           18.91%           1,111,822           2003
- Q/NQ                             6.302423            5.240220          -16.85%           1,130,113           2002
                                   8.152720            6.302423          -22.70%           1,023,497           2001
                                  10.000000            8.152720          -18.47%             445,007           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               3.417949            3.399492           -0.54%             339,813           2004
Global Technology                  2.359397            3.417949           44.87%             387,451           2003
Portfolio: Service Shares          4.038883            2.359397          -41.58%             474,132           2002
- Q/NQ                             6.515527            4.038883          -38.01%             637,428           2001
                                  10.000000            6.515527          -34.84%             399,157           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.335357           10.307067           -0.27%              89,482           2004
Global Technology                  7.102551           10.335357           45.52%             102,788           2003
Portfolio: Service II             10.000000            7.102551          -28.97%              61,041           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               6.058322            7.111343           17.38%             496,030           2004
International Growth               4.553254            6.058322           33.05%             548,582           2003
Portfolio: Service Shares          6.201296            4.553254          -26.58%             710,543           2002
- Q/NQ                             8.189524            6.201296          -24.28%             878,214           2001
                                  10.000000            8.189524          -18.10%             351,019           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series                10.313811           12.108943           17.41%             305,284           2004
International Growth               7.750784           10.313811           33.07%             335,708           2003
Portfolio: Service II             10.000000            7.750784          -22.49%             232,278           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.211795           14.186773           16.17%               3,264           2004
Risk-Managed Core                 10.000000           12.211795           22.12%                 575           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.528328           15.495457           14.54%             277,834           2004
Management Trust - AMT            10.381389           13.528328           30.31%             315,992           2003
Guardian Portfolio - Q/NQ         14.271602           10.381389          -27.26%             264,337           2002
                                  14.652210           14.271602           -2.60%             138,744           2001
                                  14.648600           14.652210            0.02%              17,756           2000
                                  12.887023           14.648600           13.67%               2,098           1999
                                  10.000000           12.887023           28.87%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.025854            9.992825           -0.33%             180,090           2004
Management Trust - AMT            10.000000           10.025854            0.26%              70,715           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.935499           14.879545           15.03%             501,498           2004
Management Trust - AMT            10.212487           12.935499           26.66%             529,717           2003
Mid-Cap Growth Portfolio:         14.613925           10.212487          -30.12%             490,159           2002
Class I - Q/NQ                    19.610857           14.613925          -25.48%             330,845           2001
                                  21.426404           19.610857           -8.47%              80,411           2000
                                  14.077949           21.426404           52.20%               3,637           1999
                                  10.000000           14.077949           40.78%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.080039           14.214218           17.67%             315,660           2004
Management Trust - AMT             9.041691           12.080039           33.60%             257,573           2003
Partners Portfolio - Q/NQ         12.052088            9.041691          -24.98%             196,422           2002
                                  12.541566           12.052088           -3.90%             109,749           2001
                                  12.591929           12.541566           -0.40%              39,501           2000
                                  11.858021           12.591929            6.19%               6,848           1999
                                  10.000000           11.858021           18.58%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.000000           11.300308           13.00%               5,606           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.679364           15.019928           18.46%             595,896           2004
Account Funds -                   10.207958           12.679364           24.21%             630,873           2003
Oppenheimer Aggressive            14.294141           10.207958          -28.59%             603,699           2002
Growth Fund/VA:                   21.029849           14.294141          -32.03%             430,833           2001
Non-Service Shares - Q/NQ         23.954947           21.029849          -12.21%             156,829           2000
                                  13.191805           23.954947           81.59%               9,867           1999
                                  10.000000           13.191805           31.92%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.829748           15.683951            5.76%           1,646,275           2004
Account Funds -                   11.451136           14.829748           29.50%           1,712,378           2003
Oppenheimer Capital               15.830623           11.451136          -27.66%           1,607,591           2002
Appreciation Fund/VA:             18.310774           15.830623          -13.54%             979,575           2001
Non-Service Shares - Q/NQ         18.556149           18.310774           -1.32%             119,412           2000
                                  13.244991           18.556149           40.10%              17,485           1999
                                  10.000000           13.244991           32.45%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               9.028338           10.640161           17.85%           1,102,773           2004
Account Funds -                    6.382747            9.028338           41.45%           1,249,886           2003
Oppenheimer Global                 8.288465            6.382747          -22.99%           1,573,943           2002
Securities Fund/VA:                9.528196            8.288465          -13.01%             757,650           2001
Non-Service Shares - Q/NQ         10.000000            9.528196           -4.72%              27,353           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.247804           16.795982           17.88%             569,465           2004
Account Funds -                   10.000000           14.247804           42.48%             446,563           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              11.984770           12.974169            8.26%           1,252,368           2004
Account Funds -                    9.562870           11.984770           25.33%           1,342,431           2003
Oppenheimer Main Street(R)          11.907673            9.562870          -19.69%           1,153,099           2002
Fund/VA: Non-Service              13.402637           11.907673          -11.15%             768,411           2001
Shares - Q/NQ                     14.854438           13.402637           -9.77%             179,629           2000
                                  12.340636           14.854438           20.37%              17,613           1999
                                  10.000000           12.340636           23.41%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund            9.156942           10.706330           16.92%           1,266,953           2004
II, Inc.: Investor Class -         6.757847            9.156942           35.50%           1,356,264           2003
Q/NQ                               9.337249            6.757847          -27.62%           1,335,477           2002
                                   9.804830            9.337249           -4.77%             711,879           2001
                                  10.000000            9.804830           -1.95%              15,687           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     23.892237           26.007067            8.85%              47,881           2004
Institutional Funds, Inc.         18.893275           23.892237           26.46%              66,906           2003
- Emerging Markets Debt           17.490433           18.893275            8.02%              48,622           2002
Portfolio: Class I - Q/NQ         16.063592           17.490433            8.88%               5,619           2001
                                  14.580968           16.063592           10.17%               3,436           2000
                                  11.395495           14.580968           27.95%                   0           1999
                                  10.000000           11.395495           13.95%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.253849           11.904429           16.10%                   0           2004
Institutional Funds, Inc.          8.136858           10.253849           26.02%                   0           2003
- International Magnum            10.000000            8.136858          -18.63%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                      5.755939            6.922052           20.26%             102,273           2004
Institutional Funds, Inc.          4.105313            5.755939           40.21%              81,881           2003
- Mid Cap Growth                   6.029777            4.105313          -31.92%              68,605           2002
Portfolio: Class I- Q/NQ           8.625825            6.029777          -30.10%              49,606           2001
                                  10.000000            8.625825          -13.74%               2,919           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     18.267262           24.641706           34.90%             530,380           2004
Institutional Funds, Inc.         13.431758           18.267262           36.00%             486,523           2003
- U.S. Real Estate                13.688917           13.431758           -1.88%             386,877           2002
Portfolio: Class I - Q/NQ         12.601811           13.688917            8.63%             149,344           2001
                                  12.117726           12.601811            3.99%              14,825           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 20.461231           25.475580           24.51%              19,399           2004
Insurance Trust -                 13.417673           20.461231           52.49%              32,266           2003
Worldwide Emerging Markets        13.972459           13.417673           -3.97%              29,735           2002
Fund: Initial Class - Q/NQ        14.389442           13.972459           -2.90%              50,163           2001
                                  25.026598           14.389442          -42.50%               6,172           2000
                                  12.634284           25.026598           98.08%                 114           1999
                                  10.000000           12.634284           26.34%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 10.000000           12.635307           26.35%              14,755           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 15.938475           19.582479           22.86%              32,667           2004
Insurance Trust -                 11.130644           15.938475           43.19%              64,061           2003
Worldwide Hard Assets             11.582739           11.130644           -3.90%              30,918           2002
Fund: Initial Class - Q/NQ        13.078363           11.582739          -11.44%              23,595           2001
                                  11.869689           13.078363           10.18%                 509           2000
                                   9.918535           11.869689           19.67%                   0           1999
                                  10.000000            9.918535           -0.81%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 10.000000           12.492289           24.92%              13,597           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance         9.930008           10.770053            8.46%             136,904           2004
Funds - Diversified Stock          7.438990            9.930008           33.49%             158,307           2003
Fund: Class A - Q/NQ               9.825236            7.438990          -24.29%             140,161           2002
                                   9.903675            9.825236           -0.79%              75,232           2001
                                  10.000000            9.903675           -0.96%              20,554           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.15%)

   (Variable account charges of 1.15% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             9.451401           10.045327            6.28%               6,081           2004
Funds - AIM V.I. Balanced          8.216845            9.451401           15.02%               5,160           2003
Fund: Series I Shares -           10.027135            8.216845          -18.05%               3,535           2002
Q/NQ                              10.000000           10.027135            0.27%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             9.030233            9.343575            3.47%                 103           2004
Funds - AIM V.I. Blue Chip         7.299783            9.030233           23.71%                  42           2003
Fund: Series I Shares -           10.001249            7.299783          -27.01%                   0           2002
Q/NQ                              10.000000           10.001249            0.01%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             9.864304           10.396969            5.40%               5,763           2004
Funds - AIM V.I. Capital           7.704578            9.864304           28.03%               2,144           2003
Appreciation Fund: Series         10.303987            7.704578          -25.23%                   0           2002
I Shares - Q/NQ                   10.000000           10.303987            3.04%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            10.208083           10.995720            7.72%                   0           2004
Funds - AIM V.I. Core              8.299896           10.208083           22.99%                   0           2003
Stock Fund: Series I               9.946483            8.299896          -16.55%                   0           2002
Shares - Q/NQ                     10.000000            9.946483           -0.54%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            10.457776           12.819102           22.58%                   0           2004
Funds - AIM V.I.                   8.197100           10.457776           27.58%                   0           2003
International Growth Fund:        10.000000            8.197100          -18.03%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             8.604927            8.996945            4.56%               3,195           2004
Funds - AIM V.I. Premier           6.959508            8.604927           23.64%               1,487           2003
Equity Fund: Series I             10.095341            6.959508          -31.06%               1,419           2002
Shares - Q/NQ                     10.000000           10.095341            0.95%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         11.909093           13.301697           11.69%             391,732           2004
Portfolios, Inc. -                 9.313685           11.909093           27.87%             424,434           2003
American Century VP Income        11.685785            9.313685          -20.30%             258,509           2002
& Growth Fund: Class I -          12.900147           11.685785           -9.41%             146,347           2001
Q/NQ                              14.599165           12.900147          -11.64%              22,723           2000
                                  12.513926           14.599165           16.66%                 108           1999
                                  10.000000           12.513926           25.14%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.905738           12.389207           13.60%              69,315           2004
Portfolios, Inc. -                 8.860735           10.905738           23.08%              75,071           2003
American Century VP               11.257260            8.860735          -21.29%              88,529           2002
International Fund: Class         16.080508           11.257260          -29.99%             103,345           2001
I - Q/NQ                          19.557409           16.080508          -17.78%              33,087           2000
                                  12.060517           19.557409           62.16%               1,453           1999
                                  10.000000           12.060517           20.61%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          9.911125           11.274627           13.76%             174,146           2004
Portfolios, Inc. -                 8.052630            9.911125           23.08%             165,999           2003
American Century VP               10.000000            8.052630          -19.47%              75,005           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          9.847945           10.773958            9.40%              56,446           2004
Portfolios, Inc. -                 7.976414            9.847945           23.46%              55,365           2003
American Century VP Ultra         10.000000            7.976414          -20.24%              11,216           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         15.852041           17.915769           13.02%             879,718           2004
Portfolios, Inc. -                12.435228           15.852041           27.48%             899,824           2003
American Century VP Value         14.396972           12.435228          -13.63%             752,641           2002
Fund: Class I - Q/NQ              12.910062           14.396972           11.52%             314,969           2001
                                  11.053935           12.910062           16.79%               8,137           2000
                                  11.278389           11.053935           -1.99%                 334           1999
                                  10.000000           11.278389           12.78%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.244335           10.714951            4.59%             198,356           2004
Portfolios II, Inc. -             10.000000           10.244335            2.44%              59,426           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance            9.836114           10.881083           10.62%              23,912           2004
Funds - BB&T Capital               7.930224            9.836114           24.03%              24,189           2003
Manager Equity VIF - Q/NQ         10.187952            7.930224          -22.16%              25,745           2002
                                  10.000000           10.187952            1.88%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance            9.867462           11.039213           11.87%              31,918           2004
Funds - BB&T Large Cap             8.074931            9.867462           22.20%              28,786           2003
Value VIF - Q/NQ                  10.165952            8.074931          -20.57%              24,942           2002
                                  10.000000           10.165952            1.66%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance            8.958141            9.353481            4.41%               2,891           2004
Funds - BB&T Large Company         7.078674            8.958141           26.55%               1,039           2003
Growth VIF - Q/NQ                 10.299605            7.078674          -31.27%                 956           2002
                                  10.000000           10.299605            3.00%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance           11.193697           12.967550           15.85%               5,735           2004
Funds - BB&T Mid Cap               8.291769           11.193697           35.00%               4,577           2003
Growth VIF - Q/NQ                 10.485554            8.291769          -20.92%               1,595           2002
                                  10.000000           10.485554            4.86%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -             11.140880           12.993931           16.63%                   0           2004
Global Small Cap Portfolio         7.632760           11.140880           45.96%                   0           2003
- Q/NQ                            11.727447            7.632760          -34.92%                   0           2002
                                  16.625822           11.727447          -29.46%                   0           2001
                                  20.747888           16.625822          -19.87%                   0           2000
                                  12.837404           20.747888           61.62%                   0           1999
                                  10.000000           12.837404           28.37%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -             10.269549           11.648046           13.42%                   0           2004
International Focus                7.805870           10.269549           31.56%                   0           2003
Portfolio - Q/NQ                   9.859228            7.805870          -20.83%               1,988           2002
                                  12.833338            9.859228          -23.17%               1,988           2001
                                  17.518646           12.833338          -26.74%               1,988           2000
                                  11.550487           17.518646           51.67%                   0           1999
                                  10.000000           11.550487           15.50%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -             12.621765           13.891904           10.06%               1,556           2004
Large Cap Value Portfolio         10.201400           12.621765           23.73%                   4           2003
- Q/NQ                            13.419495           10.201400          -23.98%                 109           2002
                                  13.449360           13.419495           -0.22%                 260           2001
                                  12.491882           13.449360            7.66%                 421           2000
                                  11.894592           12.491882            5.02%                 679           1999
                                  10.000000           11.894592           18.95%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                10.372759           12.497476           20.48%             182,359           2004
Portfolios - Small Cap             7.615982           10.372759           36.20%             130,286           2003
Stock Index Portfolio:            10.000000            7.615982          -23.84%              38,357           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially               9.678551           10.161439            4.99%             125,732           2004
Responsible Growth Fund,           7.770469            9.678551           24.56%             109,033           2003
Inc.: Initial Shares - Q/NQ       11.063366            7.770469          -29.76%             122,848           2002
                                  14.456547           11.063366          -23.47%             100,403           2001
                                  16.437396           14.456547          -12.05%              46,993           2000
                                  12.783289           16.437396           28.59%               6,032           1999
                                  10.000000           12.783289           27.83%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         11.263009           12.318167            9.37%           1,749,722           2004
Inc.: Initial Shares - Q/NQ        8.876292           11.263009           26.89%           1,789,204           2003
                                  11.566182            8.876292          -23.26%           1,368,266           2002
                                  13.324628           11.566182          -13.20%             749,618           2001
                                  14.857773           13.324628          -10.32%             253,249           2000
                                  12.462691           14.857773           19.22%              22,434           1999
                                  10.000000           12.462691           24.63%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  11.849234           12.304021            3.84%             279,558           2004
Investment Fund                    9.892733           11.849234           19.78%             319,684           2003
-Appreciation Portfolio:          12.016387            9.892733          -17.67%             209,281           2002
Initial Shares - Q/NQ             13.404933           12.016387          -10.36%              96,329           2001
                                  13.648909           13.404933           -1.79%              14,660           2000
                                  12.388419           13.648909           10.17%               6,456           1999
                                  10.000000           12.388419           23.88%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  11.095498           12.211744           10.06%                   0           2004
Investment Fund -                  8.523390           11.095498           30.18%                   0           2003
Developing Leaders                10.661508            8.523390          -20.05%                   0           2002
Portfolio: Initial Shares         10.000000           10.661508            6.62%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  11.749655           13.940122           18.64%               1,606           2004
Investment Fund -                  8.717060           11.749655           34.79%               4,255           2003
International Value               10.046998            8.717060          -13.24%               3,224           2002
Portfolio: Initial Shares         10.000000           10.046998            0.47%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.760534           13.070401            2.43%           1,014,366           2004
- Federated Quality Bond          12.335897           12.760534            3.44%           1,212,171           2003
Fund II: Primary Shares -         11.416849           12.335897            8.05%             966,159           2002
Q/NQ                              10.693364           11.416849            6.77%             441,089           2001
                                   9.793677           10.693364            9.19%              20,525           2000
                                  10.000000            9.793677           -2.06%               3,409           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.156833           14.485907           10.10%           1,531,050           2004
Insurance Products Fund -         10.220994           13.156833           28.72%           1,557,847           2003
VIP Equity-Income                 12.457519           10.220994          -17.95%           1,204,135           2002
Portfolio: Service Class -        13.279061           12.457519           -6.19%             641,311           2001
Q/NQ                              12.402631           13.279061            7.07%              59,212           2000
                                  11.808307           12.402631            5.03%               5,809           1999
                                  10.000000           11.808307           18.08%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 11.346151           11.581701            2.08%             821,295           2004
Insurance Products Fund -          8.644282           11.346151           31.26%             843,629           2003
VIP Growth Portfolio:             12.528481            8.644282          -31.00%             704,263           2002
Service Class - Q/NQ              15.406192           12.528481          -18.68%             525,759           2001
                                  17.523903           15.406192          -12.08%             173,505           2000
                                  12.912859           17.523903           35.71%              10,283           1999
                                  10.000000           12.912859           29.13%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  9.634008           10.424872            8.21%             462,697           2004
Insurance Products Fund -          7.675825            9.634008           25.51%             740,024           2003
VIP High Income Portfolio:         7.493979            7.675825            2.43%             329,290           2002
Service Class - Q/NQ               8.605370            7.493979          -12.92%             180,057           2001
                                  11.248584            8.605370          -23.50%              33,809           2000
                                  10.529250           11.248584            6.83%               3,763           1999
                                  10.000000           10.529250            5.29%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 11.896469           13.345817           12.18%              46,908           2004
Insurance Products Fund -          8.403857           11.896469           41.56%              48,869           2003
VIP Overseas Portfolio:           10.672961            8.403857          -21.26%              54,366           2002
Service Class - Q/NQ              13.715591           10.672961          -22.18%              57,460           2001
                                  17.160838           13.715591          -20.08%               8,136           2000
                                  12.185792           17.160838           40.83%                  28           1999
                                  10.000000           12.185792           21.86%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.956617           12.292402           12.19%             177,235           2004
Insurance Products Fund -          7.737361           10.956617           41.61%             154,930           2003
VIP Overseas Portfolio:           10.000000            7.737361          -22.63%              60,868           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.249503           16.246321           14.01%             928,113           2004
Insurance Products Fund II        11.230871           14.249503           26.88%             812,350           2003
- VIP Contrafund(R)                 12.543824           11.230871          -10.47%             515,269           2002
Portfolio: Service Class -        14.480674           12.543824          -13.38%             257,169           2001
Q/NQ                              15.702687           14.480674           -7.78%              73,712           2000
                                  12.795546           15.702687           22.72%               8,757           1999
                                  10.000000           12.795546           27.96%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.139004           10.455277            3.12%              36,101           2004
Insurance Products Fund II        10.000000           10.139004            1.39%              14,381           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  8.682645            9.188710            5.83%              49,080           2004
Insurance Products Fund            6.774232            8.682645           28.17%              57,358           2003
III - VIP Growth                   8.776671            6.774232          -22.82%              57,075           2002
Opportunities Portfolio:          10.377837            8.776671          -15.43%              43,354           2001
Service Class - Q/NQ              12.675276           10.377837          -18.13%              25,294           2000
                                  12.307964           12.675276            2.98%               5,159           1999
                                  10.000000           12.307964           23.08%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 11.622753           13.096147           12.68%             139,178           2004
Insurance Products Fund            7.451528           11.622753           55.98%             165,643           2003
III - VIP Value Strategies        10.000000            7.451528          -25.48%              32,169           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors               12.535999           13.785453            9.97%              10,208           2004
Variable Insurance Trust -         8.913273           12.535999           40.64%               7,044           2003
First Horizon Capital             11.080884            8.913273          -19.56%               1,301           2002
Appreciation Portfolio -          10.000000           11.080884           10.81%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors                9.532120            9.938619            4.26%              16,738           2004
Variable Insurance Trust -         7.498507            9.532120           27.12%              11,920           2003
First Horizon Core Stock          10.266364            7.498507          -26.96%               2,693           2002
Portfolio - Q/NQ                  10.000000           10.266364            2.66%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                10.312906           12.118301           17.51%                   0           2004
Variable Insurance                 7.870705           10.312906           31.03%                   0           2003
Products Trust - Templeton        10.000000            7.870705          -21.29%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.804740           16.410853           18.88%              63,803           2004
International Value Fund:         10.000000           13.804740           38.05%              23,831           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         18.132311           20.743589           14.40%             471,613           2004
Index Fund: Class I - Q/NQ        13.622624           18.132311           33.10%             466,898           2003
                                  16.271356           13.622624          -16.28%             327,800           2002
                                  16.679519           16.271356           -2.45%             121,843           2001
                                  14.645409           16.679519           13.89%              16,740           2000
                                  12.252304           14.645409           19.53%                  30           1999
                                  10.000000           12.252304           22.52%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          12.148136           13.220896            8.83%             557,111           2004
Income Bond Fund: Class I         10.050887           12.148136           20.87%             454,967           2003
- Q/NQ                             9.850124           10.050887            2.04%             327,019           2002
                                   9.562175            9.850124            3.01%              93,709           2001
                                  10.545637            9.562175           -9.33%              18,241           2000
                                  10.338506           10.545637            2.00%                   0           1999
                                  10.000000           10.338506            3.39%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.146305           13.303723           19.36%               4,379           2004
Emerging Markets Fund:             6.822884           11.146305           63.37%               4,669           2003
Class I - Q/NQ                     8.142380            6.822884          -16.21%               8,365           2002
                                   8.688017            8.142380           -6.28%              15,659           2001
                                  10.000000            8.688017          -13.12%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.271368           14.648149           19.37%             117,475           2004
Emerging Markets Fund:             7.513570           12.271368           63.32%              62,127           2003
Class III - Q/NQ                  10.000000            7.513570          -24.86%              16,853           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.340380           14.775700           19.73%              20,011           2004
Financial Services Fund:           8.825014           12.340380           39.83%              16,414           2003
Class III - Q/NQ                  10.000000            8.825014          -11.75%               8,258           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         11.424339           12.178764            6.60%              95,356           2004
Health Sciences Fund:              8.449939           11.424339           35.20%              70,568           2003
Class III - Q/NQ                  10.000000            8.449939          -15.50%              24,952           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          2.948398            3.040196            3.11%              11,702           2004
Technology and                     1.921414            2.948398           53.45%              16,530           2003
Communications Fund: Class         3.397209            1.921414          -43.44%              18,430           2002
I - Q/NQ                           6.000784            3.397209          -43.39%              27,935           2001
                                  10.000000            6.000784          -39.99%               5,530           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.943922           11.280914            3.08%              28,256           2004
Technology and                     7.133934           10.943922           53.41%              33,087           2003
Communications Fund: Class        10.000000            7.133934          -28.66%              10,385           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          9.748072           12.521728           28.45%              74,335           2004
Utilities Fund: Class III          7.941816            9.748072           22.74%               7,597           2003
- Q/NQ                            10.000000            7.941816          -20.58%                 469           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.406921           12.664327            2.07%           1,379,645           2004
Government Bond Fund:             12.305129           12.406921            0.83%           1,600,394           2003
Class I - Q/NQ                    11.216307           12.305129            9.71%           1,692,392           2002
                                  10.579941           11.216307            6.01%             760,538           2001
                                   9.509925           10.579941           11.25%              52,138           2000
                                   9.851828            9.509925           -3.47%              10,531           1999
                                  10.000000            9.851828           -1.48%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth          6.114786            6.537501            6.91%             122,598           2004
Fund: Class I - Q/NQ               4.660144            6.114786           31.21%             123,549           2003
                                   6.614069            4.660144          -29.54%              72,366           2002
                                   9.311292            6.614069          -28.97%              27,242           2001
                                  12.820934            9.311292          -27.37%               9,536           2000
                                  12.438039           12.820934            3.08%              10,795           1999
                                  10.000000           12.438039           24.38%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 6.542624            7.385378           12.88%               4,971           2004
International Growth Fund:         4.880201            6.542624           34.06%               5,992           2003
Class I - Q/NQ                     6.505103            4.880201          -24.98%               6,114           2002
                                   9.224008            6.505103          -29.48%               6,241           2001
                                  10.000000            9.224008           -7.76%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.401328           11.757438           13.04%              21,516           2004
International Growth Fund:         7.775080           10.401328           33.78%              19,486           2003
Class III - Q/NQ                  10.000000            7.775080          -22.25%               8,868           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.605451           10.971215            3.45%             449,073           2004
Investor Destinations              9.942704           10.605451            6.67%             461,165           2003
Conservative Fund: Class          10.000000            9.942704           -0.57%             293,357           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.721096           11.356507            5.93%             760,521           2004
Investor Destinations              9.539048           10.721096           12.39%             728,876           2003
Moderately Conservative           10.000000            9.539048           -4.61%             330,433           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.730544           11.618642            8.28%           1,813,336           2004
Investor Destinations              9.042222           10.730544           18.67%           1,643,008           2003
Moderate Fund: Class II -         10.000000            9.042222           -9.58%             456,100           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.759274           11.921713           10.80%           1,152,104           2004
Investor Destinations              8.594465           10.759274           25.19%           1,140,984           2003
Moderately Aggressive             10.000000            8.594465          -14.06%             384,549           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.744012           12.110133           12.72%             239,193           2004
Investor Destinations              8.242281           10.744012           30.35%             203,891           2003
Aggressive Fund: Class II         10.000000            8.242281          -17.58%              43,745           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        11.496850           13.107754           14.01%             141,766           2004
Growth Fund: Class I - Q/NQ        8.299447           11.496850           38.53%             162,025           2003
                                  13.330533            8.299447          -37.74%             103,698           2002
                                  19.352193           13.330533          -31.12%              76,927           2001
                                  23.134244           19.352193          -16.35%              21,986           2000
                                  12.667131           23.134244           82.63%                   4           1999
                                  10.000000           12.667131           26.67%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money          11.175193           11.136308           -0.35%             864,711           2004
Market Fund: Class I - Q/NQ       11.234913           11.175193           -0.53%             886,647           2003
                                  11.229574           11.234913            0.05%           1,334,983           2002
                                  10.965798           11.229574            2.41%             829,390           2001
                                  10.462170           10.965798            4.81%              87,363           2000
                                  10.094495           10.462170            3.64%               4,389           1999
                                  10.000000           10.094495            0.94%                   0           1998
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.009243           11.943858            8.49%             353,883           2004
Nationwide Fund: Class I -         8.734199           11.009243           26.05%             417,545           2003
Q/NQ                              10.691229            8.734199          -18.31%             368,571           2002
                                  12.266207           10.691229          -12.84%             270,233           2001
                                  12.676933           12.266207           -3.24%              83,174           2000
                                  11.991803           12.676933            5.71%               9,053           1999
                                  10.000000           11.991803           19.92%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.346739           13.321756           17.41%              12,517           2004
Nationwide Leaders Fund:           9.139446           11.346739           24.15%               9,700           2003
Class III - Q/NQ                  10.000000            9.139446           -8.61%               8,379           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           11.296287           12.556161           11.15%              53,299           2004
Growth Leaders Fund: Class         7.498608           11.296287           50.65%              61,204           2003
III - Q/NQ                        10.000000            7.498608          -25.01%              19,447           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.237171           11.704753           14.34%              14,279           2004
Worldwide Leaders Fund:            7.611516           10.237171           34.50%              18,006           2003
Class I - Q/NQ                    10.320501            7.611516          -26.25%              25,082           2002
                                  12.860372           10.320501          -19.75%              10,549           2001
                                  14.837408           12.860372          -13.32%               7,204           2000
                                  12.210713           14.837408           21.51%               1,060           1999
                                  10.000000           12.210713           22.11%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.580570           15.527453           14.34%              10,024           2004
Worldwide Leaders Fund:           10.000000           13.580570           35.81%               9,876           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.004630           14.579713           12.11%             198,220           2004
Fund: Class I - Q/NQ               9.798306           13.004630           32.72%             228,567           2003
                                  14.858644            9.798306          -34.06%             158,703           2002
                                  16.860140           14.858644          -11.87%              80,758           2001
                                  20.345317           16.860140          -17.13%              13,657           2000
                                  10.000000           20.345317          103.45%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         25.488198           29.553543           15.95%             365,351           2004
Fund: Class I - Q/NQ              16.438351           25.488198           55.05%             379,823           2003
                                  22.831653           16.438351          -28.00%             311,372           2002
                                  18.006956           22.831653           26.79%             168,598           2001
                                  16.380692           18.006956            9.93%              12,878           2000
                                  12.962717           16.380692           26.37%               1,583           1999
                                  10.000000           12.962717           29.63%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           19.514472           22.959559           17.65%             324,595           2004
Fund: Class I - Q/NQ              13.999555           19.514472           39.39%             328,012           2003
                                  17.131237           13.999555          -18.28%             267,657           2002
                                  18.577322           17.131237           -7.78%             125,153           2001
                                  17.256864           18.577322            7.65%              30,804           2000
                                  12.121529           17.256864           42.37%               6,650           1999
                                  10.000000           12.121529           21.22%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT             10.129897           10.863672            7.24%             382,492           2004
Balanced Fund: Class I -           8.654097           10.129897           17.05%             376,992           2003
Q/NQ                               9.984133            8.654097          -13.32%             274,448           2002
                                  10.486281            9.984133           -4.79%             117,237           2001
                                  10.645005           10.486281           -1.49%              37,310           2000
                                  10.676123           10.645005           -0.29%                   0           1999
                                  10.000000           10.676123            6.76%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              10.232526           11.884888           16.15%             190,074           2004
Comstock Value Fund: Class         7.875820           10.232526           29.92%             150,587           2003
I - Q/NQ                          10.643778            7.875820          -26.01%             108,132           2002
                                  12.258057           10.643778          -13.17%              88,346           2001
                                  13.873607           12.258057          -11.64%              16,216           2000
                                  11.844786           13.873607           17.13%                 835           1999
                                  10.000000           11.844786           18.45%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        12.992190           13.681913            5.31%             245,596           2004
Sector Bond Fund: Class I         11.722912           12.992190           10.83%             240,713           2003
- Q/NQ                            11.062002           11.722912            5.97%             261,771           2002
                                  10.741462           11.062002            2.98%             158,025           2001
                                  10.284262           10.741462            4.45%              18,768           2000
                                  10.244538           10.284262            0.39%               2,287           1999
                                  10.000000           10.244538            2.45%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust          10.000000           11.396821           13.97%              36,857           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty         6.218858            7.251916           16.61%             520,361           2004
Portfolio: Service Shares          5.232452            6.218858           18.85%             605,674           2003
- Q/NQ                             6.296270            5.232452          -16.90%             521,036           2002
                                   8.148922            6.296270          -22.73%             480,337           2001
                                  10.000000            8.148922          -18.51%             219,493           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               3.411159            3.391029           -0.59%             133,946           2004
Global Technology                  2.355896            3.411159           44.79%             176,965           2003
Portfolio: Service Shares          4.034937            2.355896          -41.61%             206,001           2002
- Q/NQ                             6.512483            4.034937          -38.04%             280,985           2001
                                  10.000000            6.512483          -34.88%             156,908           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.326633           10.293165           -0.32%              49,679           2004
Global Technology                  7.100137           10.326633           45.44%              42,534           2003
Portfolio: Service II             10.000000            7.100137          -29.00%              21,391           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               6.046281            7.093614           17.32%             235,402           2004
International Growth               4.546506            6.046281           32.99%             275,018           2003
Portfolio: Service Shares          6.195252            4.546506          -26.61%             328,594           2002
- Q/NQ                             8.185713            6.195252          -24.32%             401,635           2001
                                  10.000000            8.185713          -18.14%             157,268           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.305108           12.092621           17.35%             133,435           2004
International Growth               7.748155           10.305108           33.00%             128,007           2003
Portfolio: Service II             10.000000            7.748155          -22.52%              88,076           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.207678           14.174825           16.11%                 771           2004
Risk-Managed Core                 10.000000           12.207678           22.08%                 250           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.492463           15.446584           14.48%             178,786           2004
Management Trust - AMT            10.359099           13.492463           30.25%             200,293           2003
Guardian Portfolio - Q/NQ         14.248188           10.359099          -27.30%             149,252           2002
                                  14.635622           14.248188           -2.65%              96,978           2001
                                  14.639366           14.635622           -0.03%               5,136           2000
                                  12.885403           14.639366           13.61%               1,244           1999
                                  10.000000           12.885403           28.85%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.022469            9.984412           -0.38%              74,454           2004
Management Trust - AMT            10.000000           10.022469            0.22%              43,221           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.901188           14.832576           14.97%             244,859           2004
Management Trust - AMT            10.190559           12.901188           26.60%             264,360           2003
Mid-Cap Growth Portfolio:         14.589932           10.190559          -30.15%             235,316           2002
Class I - Q/NQ                    19.588644           14.589932          -25.52%             148,489           2001
                                  21.412911           19.588644           -8.52%              40,069           2000
                                  14.076184           21.412911           52.12%                 196           1999
                                  10.000000           14.076184           40.76%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.047999           14.169347           17.61%              74,883           2004
Management Trust - AMT             9.022270           12.047999           33.54%              78,930           2003
Partners Portfolio - Q/NQ         12.032300            9.022270          -25.02%              62,633           2002
                                  12.527350           12.032300           -3.95%              25,516           2001
                                  12.583972           12.527350           -0.45%               5,158           2000
                                  11.856528           12.583972            6.14%               1,898           1999
                                  10.000000           11.856528           18.57%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.000000           11.296531           12.97%               1,075           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.645718           14.972502           18.40%             185,688           2004
Account Funds -                   10.186018           12.645718           24.15%             193,632           2003
Oppenheimer Aggressive            14.270642           10.186018          -28.62%             189,178           2002
Growth Fund/VA:                   21.006006           14.270642          -32.06%             140,424           2001
Non-Service Shares - Q/NQ         23.939845           21.006006          -12.26%              58,925           2000
                                  13.190143           23.939845           81.50%               1,868           1999
                                  10.000000           13.190143           31.90%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.790435           15.634471            5.71%             883,209           2004
Account Funds -                   11.426546           14.790435           29.44%             893,702           2003
Oppenheimer Capital               15.804639           11.426546          -27.70%             773,243           2002
Appreciation Fund/VA:             18.290036           15.804639          -13.59%             397,876           2001
Non-Service Shares - Q/NQ         18.544459           18.290036           -1.37%              75,179           2000
                                  13.243332           18.544459           40.03%               5,203           1999
                                  10.000000           13.243332           32.43%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               9.011599           10.615063           17.79%             599,639           2004
Account Funds -                    6.374126            9.011599           41.38%             710,060           2003
Oppenheimer Global                 8.281465            6.374126          -23.03%             921,010           2002
Securities Fund/VA:                9.525016            8.281465          -13.06%             383,590           2001
Non-Service Shares - Q/NQ         10.000000            9.525016           -4.75%              17,604           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.242986           16.781825           17.83%             359,934           2004
Account Funds -                   10.000000           14.242986           42.43%             294,048           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              11.952995           12.933232            8.20%             626,851           2004
Account Funds -                    9.542333           11.952995           25.26%             731,773           2003
Oppenheimer Main Street(R)        11.888126            9.542333          -19.73%             569,305           2002
Fund/VA: Non-Service              13.387444           11.888126          -11.20%             377,989           2001
Shares - Q/NQ                     14.845060           13.387444           -9.82%              95,500           2000
                                  12.339083           14.845060           20.31%               4,870           1999
                                  10.000000           12.339083           23.39%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund            9.139973           10.681090           16.86%             752,413           2004
II, Inc.: Investor Class -         6.748731            9.139973           35.43%             843,913           2003
Q/NQ                               9.329375            6.748731          -27.66%             739,674           2002
                                   9.801555            9.329375           -4.82%             395,292           2001
                                  10.000000            9.801555           -1.98%               3,804           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     23.828896           25.924994            8.80%              30,312           2004
Institutional Funds, Inc.         18.852711           23.828896           26.40%              46,550           2003
- Emerging Markets Debt           17.461708           18.852711            7.97%              55,593           2002
Portfolio: Class I - Q/NQ         16.045362           17.461708            8.83%              11,621           2001
                                  14.571756           16.045362           10.11%                 102           2000
                                  11.394055           14.571756           27.01%                   0           1999
                                  10.000000           11.394055           13.94%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.245194           11.888377           16.04%                   0           2004
Institutional Funds, Inc.          8.134101           10.245194           25.95%                   0           2003
- International Magnum            10.000000            8.134101          -18.66%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                      5.745246            6.905710           20.20%              50,294           2004
Institutional Funds, Inc.          4.099757            5.745246           40.14%              57,856           2003
- Mid Cap Growth                   6.024685            4.099757          -31.95%              38,327           2002
Portfolio: Class I- Q/NQ           8.622944            6.024685          -30.13%              34,859           2001
                                  10.000000            8.622944          -13.77%                 934           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     18.218831           24.563964           34.83%             349,629           2004
Institutional Funds, Inc.         13.402911           18.218831           35.93%             310,495           2003
- U.S. Real Estate                13.666427           13.402911           -1.93%             224,701           2002
Portfolio: Class I - Q/NQ         12.587517           13.666427            8.57%              65,944           2001
                                  12.105635           12.587517            3.98%              11,476           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 20.406985           25.395192           24.44%               7,482           2004
Insurance Trust -                 13.388854           20.406985           52.42%              10,686           2003
Worldwide Emerging Markets        13.949511           13.388854           -4.02%              16,855           2002
Fund: Initial Class - Q/NQ        14.373141           13.949511           -2.95%              22,902           2001
                                  25.010854           14.373141          -42.53%               1,587           2000
                                  12.632701           25.010854           97.99%                 165           1999
                                  10.000000           12.632701           26.33%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 10.000000           12.631088           26.31%               5,152           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 15.896223           19.520708           22.80%               9,992           2004
Insurance Trust -                 11.106735           15.896223           43.12%              21,373           2003
Worldwide Hard Assets             11.563707           11.106735           -3.95%              31,183           2002
Fund: Initial Class - Q/NQ        13.063519           11.563707          -11.48%               8,603           2001
                                  11.862189           13.063519           10.13%                 588           2000
                                   9.917280           11.862189           19.61%                 319           1999
                                  10.000000            9.917280            0.83%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 10.000000           12.488115           24.88%              45,726           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance         9.911600           10.744649            8.40%              47,309           2004
Funds - Diversified Stock          7.428955            9.911600           33.42%              50,986           2003
Fund: Class A - Q/NQ               9.816956            7.428955          -24.33%              53,093           2002
                                   9.900367            9.816956           -0.84%              26,177           2001
                                  10.000000            9.900367           -1.00%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.20%)

   (Variable account charges of 1.20% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             9.441259           10.029480            6.23%                 457           2004
Funds - AIM V.I. Balanced          8.212173            9.441259           14.97%                 468           2003
Fund: Series I Shares -           10.026509            8.212173          -18.10%                   0           2002
Q/NQ                              10.000000           10.026509            0.27%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             9.020530            9.328817            3.42%                   0           2004
Funds - AIM V.I. Blue Chip         7.295627            9.020530           23.64%                   0           2003
Fund: Series I Shares -           10.000631            7.295627          -27.05%                   0           2002
Q/NQ                              10.000000           10.000631            0.01%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             9.853712           10.380546            5.35%                   0           2004
Funds - AIM V.I. Capital           7.700196            9.853712           27.97%                   0           2003
Appreciation Fund:  Series        10.303341            7.700196          -25.27%                   0           2002
I Shares - Q/NQ                   10.000000           10.303341            3.03%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            10.197138           10.978376            7.66%                   0           2004
Funds - AIM V.I. Core              8.295181           10.197138           22.93%                   0           2003
Stock Fund: Series I               9.945864            8.295181          -16.60%                   0           2002
Shares - Q/NQ                     10.000000            9.945864           -0.54%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            10.448966           12.801831           22.52%                   0           2004
Funds - AIM V.I.                   8.194331           10.448966           27.51%                   0           2003
International Growth Fund:        10.000000            8.194331          -18.06%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             8.595680            8.982730            4.50%                   0           2004
Funds - AIM V.I. Premier           6.955547            8.595680           23.58%                   0           2003
Equity Fund: Series I             10.094710            6.955547          -31.10%                   0           2002
Shares - Q/NQ                     10.000000           10.094710            0.95%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         11.800602           13.173845           11.64%             243,892           2004
Portfolios, Inc. -                 9.233496           11.800602           27.80%             227,789           2003
American Century VP Income        11.591056            9.233496          -20.34%             184,961           2002
& Growth Fund: Class I -          12.802086           11.591056           -9.46%             130,546           2001
Q/NQ                              14.495483           12.802086          -11.68%              62,095           2000
                                  12.431326           14.495483           16.60%              10,035           1999
                                  10.000000           12.431326           24.31%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          9.835624           11.167883           13.55%             104,697           2004
Portfolios, Inc. -                 7.995327            9.835624           23.02%             119,534           2003
American Century VP               10.162935            7.995327          -21.33%             139,330           2002
International Fund: Class         14.524713           10.162935          -30.03%             166,198           2001
I - Q/NQ                          17.674116           14.524713          -17.82%              88,614           2000
                                  10.904652           17.674116           62.08%               6,941           1999
                                  10.000000           10.904652            9.05%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          9.902768           11.259425           13.70%             175,537           2004
Portfolios, Inc. -                 8.049901            9.902768           23.02%             147,034           2003
American Century VP               10.000000            8.049901          -19.50%              87,707           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          9.839643           10.759422            9.35%              29,428           2004
Portfolios, Inc. -                 7.973718            9.839643           23.40%              21,986           2003
American Century VP Ultra         10.000000            7.973718          -20.26%              10,332           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         16.119499           18.208834           12.96%             553,673           2004
Portfolios, Inc. -                12.651422           16.119499           27.41%             453,653           2003
American Century VP Value         14.654697           12.651422          -13.67%             354,877           2002
Fund: Class I - Q/NQ              13.147862           14.654697           11.46%             164,199           2001
                                  11.263216           13.147862           16.73%              30,204           2000
                                  11.497731           11.263216           -2.04%               3,606           1999
                                  10.000000           11.497731           14.98%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.240855           10.705893            4.54%              33,320           2004
Portfolios II, Inc. -             10.000000           10.240855            2.41%              20,371           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance            9.825542           10.863885           10.57%                 102           2004
Funds - BB&T Capital               7.925715            9.825542           23.97%                  61           2003
Manager Equity VIF - Q/NQ         10.187317            7.925715          -22.20%                   0           2002
                                  10.000000           10.187317            1.87%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance            9.856882           11.021817           11.82%               1,397           2004
Funds - BB&T Large Cap             8.070344            9.856882           22.14%               1,408           2003
Value VIF - Q/NQ                  10.165320            8.070344          -20.61%                 936           2002
                                  10.000000           10.165320            1.65%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance            8.948512            9.338692            4.36%                   0           2004
Funds - BB&T Large Company         7.074648            8.948512           26.49%                  12           2003
Growth VIF - Q/NQ                 10.298964            7.074648          -31.31%                   0           2002
                                  10.000000           10.298964            2.99%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance           11.181686           12.947092           15.79%                 868           2004
Funds - BB&T Mid Cap               8.287053           11.181686           34.93%                 868           2003
Growth VIF - Q/NQ                 10.484898            8.287053          -20.96%                 868           2002
                                  10.000000           10.484898            4.85%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -             11.028092           12.855886           16.57%                 162           2004
Global Small Cap Portfolio         7.559296           11.028092           45.89%                 170           2003
- Q/NQ                            11.620449            7.559296          -34.95%                 427           2002
                                  16.482534           11.620449          -29.50%                 567           2001
                                  20.579437           16.482534          -19.91%                 521           2000
                                  12.739606           20.579437           61.54%                 352           1999
                                  10.000000           12.739606           27.40%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -              9.579453           10.859830           13.37%                 863           2004
International Focus                7.285009            9.579453           31.50%                 863           2003
Portfolio - Q/NQ                   9.206014            7.285009          -20.87%                 903           2002
                                  11.989196            9.206014          -23.21%                 748           2001
                                  16.374564           11.989196          -26.78%               1,108           2000
                                  10.801619           16.374564           51.59%               1,073           1999
                                  10.000000           10.801619            8.02%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -             12.371997           13.610120           10.01%               8,029           2004
Large Cap Value Portfolio         10.004585           12.371997           23.66%               9,334           2003
- Q/NQ                            13.167262           10.004585          -24.02%               8,120           2002
                                  13.203287           13.167262           -0.27%               7,546           2001
                                  12.269490           13.203287            7.61%               5,069           2000
                                  11.688738           12.269490            4.97%               1,590           1999
                                  10.000000           11.688738           16.89%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                10.364013           12.480627           20.42%              69,050           2004
Portfolios - Small Cap             7.613403           10.364013           36.13%              42,227           2003
Stock Index Portfolio:            10.000000            7.613403          -23.87%               8,400           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially               9.635655           10.111287            4.94%             338,795           2004
Responsible Growth Fund,           7.739942            9.635655           24.49%             317,922           2003
Inc.: Initial Shares - Q/NQ       11.025487            7.739942          -29.80%             270,506           2002
                                  14.414394           11.025487          -23.51%             225,355           2001
                                  16.397708           14.414394          -12.10%             137,189           2000
                                  12.758878           16.397708           28.52%              18,281           1999
                                  10.000000           12.758878           27.59%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         11.148445           12.186711            9.31%           1,375,237           2004
Inc.: Initial Shares - Q/NQ        8.790442           11.148445           26.82%           1,269,214           2003
                                  11.460136            8.790442          -23.30%           1,052,739           2002
                                  13.209188           11.460136          -13.24%             779,572           2001
                                  14.736468           13.209188          -10.36%             419,850           2000
                                  12.367188           14.736468           19.16%              86,392           1999
                                  10.000000           12.367188           23.67%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  11.646776           12.087664            3.79%             173,039           2004
Investment Fund                    9.728623           11.646776           19.72%             148,307           2003
-Appreciation Portfolio:          11.823034            9.728623          -17.71%             116,977           2002
Initial Shares - Q/NQ             13.195948           11.823034          -10.40%              82,891           2001
                                  13.442893           13.195948           -1.84%              49,669           2000
                                  12.207586           13.442893           10.12%              11,523           1999
                                  10.000000           12.207586           22.08%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  11.083607           12.192484           10.00%                   0           2004
Investment Fund -                  8.518549           11.083607           30.11%                   0           2003
Developing Leaders                10.660845            8.518549          -20.09%                   0           2002
Portfolio: Initial Shares         10.000000           10.660845            6.61%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  11.737034           13.918111           18.58%                   0           2004
Investment Fund -                  8.712095           11.737034           34.72%                   0           2003
International Value               10.046373            8.712095          -13.28%                   0           2002
Portfolio: Initial Shares         10.000000           10.046373            0.46%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.730457           13.033001            2.38%             429,187           2004
- Federated Quality Bond          12.313044           12.730457            3.39%             395,410           2003
Fund II: Primary Shares -         11.401464           12.313044            8.00%             281,981           2002
Q/NQ                              10.684388           11.401464            6.71%             140,588           2001
                                   9.790385           10.684388            9.13%              37,347           2000
                                  10.000000            9.790385           -2.10%               1,278           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.170455           14.493567           10.05%             800,406           2004
Insurance Products Fund -         10.236736           13.170455           28.66%             703,265           2003
VIP Equity-Income                 12.483021           10.236736          -17.99%             550,080           2002
Portfolio: Service Class -        13.313013           12.483021           -6.23%             357,279           2001
Q/NQ                              12.440601           13.313013            7.01%             132,911           2000
                                  11.850451           12.440601            4.98%              20,376           1999
                                  10.000000           11.850451           18.50%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 11.407069           11.638000            2.02%             941,698           2004
Insurance Products Fund -          8.695091           11.407069           31.19%             886,741           2003
VIP Growth Portfolio:             12.608518            8.695091          -31.04%             759,470           2002
Service Class - Q/NQ              15.512519           12.608518          -18.72%             601,219           2001
                                  17.653733           15.512519          -12.13%             347,480           2000
                                  13.015101           17.653733           35.64%              51,168           1999
                                  10.000000           13.015101           30.15%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  9.477262           10.250064            8.15%             531,410           2004
Insurance Products Fund -          7.554754            9.477262           25.45%             572,386           2003
VIP High Income Portfolio:         7.379494            7.554754            2.37%             168,059           2002
Service Class - Q/NQ               8.478210            7.379494          -12.96%             122,563           2001
                                  11.087928            8.478210          -23.54%              60,554           2000
                                  10.384114           11.087928            6.78%               7,779           1999
                                  10.000000           10.384114            3.84%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 11.000744           12.334722           12.13%              43,777           2004
Insurance Products Fund -          7.775040           11.000744           41.49%              50,373           2003
VIP Overseas Portfolio:            9.879361            7.775040          -21.30%              58,482           2002
Service Class - Q/NQ              12.702222            9.879361          -22.22%              64,819           2001
                                  15.900927           12.702222          -20.12%              39,955           2000
                                  11.296846           15.900927           40.76%               5,838           1999
                                  10.000000           11.296846           12.97%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.947388           12.275838           12.13%             132,291           2004
Insurance Products Fund -          7.734738           10.947388           41.54%              78,373           2003
VIP Overseas Portfolio:           10.000000            7.734738          -22.65%              31,997           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.999044           15.952706           13.96%             712,230           2004
Insurance Products Fund II        11.039054           13.999044           26.81%             591,975           2003
- VIP Contrafund(R)               12.335838           11.039054          -10.51%             450,944           2002
Portfolio: Service Class -        14.247834           12.335838          -13.42%             326,099           2001
Q/NQ                              15.457984           14.247834           -7.83%             188,575           2000
                                  12.602507           15.457984           22.66%              32,053           1999
                                  10.000000           12.602507           26.03%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.135570           10.446445            3.07%              37,725           2004
Insurance Products Fund II        10.000000           10.135570            1.36%               8,550           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  8.740750            9.245533            5.78%              99,552           2004
Insurance Products Fund            6.823011            8.740750           28.11%             101,603           2003
III - VIP Growth                   8.844341            6.823011          -22.85%              91,292           2002
Opportunities Portfolio:          10.463173            8.844341          -15.47%              75,348           2001
Service Class - Q/NQ              12.785984           10.463173          -18.17%              44,435           2000
                                  12.421717           12.785984            2.93%              12,514           1999
                                  10.000000           12.421717           24.22%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 11.612918           13.078442           12.62%              76,714           2004
Insurance Products Fund            7.448995           11.612918           55.90%              62,597           2003
III - VIP Value Strategies        10.000000            7.448995          -25.51%               6,496           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors               12.521289           13.762325            9.91%               1,155           2004
Variable Insurance Trust -         8.907304           12.521289           40.57%               1,032           2003
First Horizon Capital             11.079073            8.907304          -19.60%                 947           2002
Appreciation Portfolio -          10.000000           11.079073           10.79%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors                9.520914            9.921915            4.21%              14,482           2004
Variable Insurance Trust -         7.493478            9.520914           27.06%              14,232           2003
First Horizon Core Stock          10.264683            7.493478          -27.00%              17,111           2002
Portfolio - Q/NQ                  10.000000           10.264683            2.65%               5,418           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                10.304201           12.101957           17.45%                   0           2004
Variable Insurance                 7.868033           10.304201           30.96%                   0           2003
Products Trust - Templeton        10.000000            7.868033          -21.32%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.800078           16.397022           18.82%              24,814           2004
International Value Fund:         10.000000           13.800078           38.00%               4,077           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         18.094597           20.689986           14.34%             296,163           2004
Index Fund: Class I - Q/NQ        13.601153           18.094597           33.04%             240,781           2003
                                  16.253946           13.601153          -16.32%             176,737           2002
                                  16.670157           16.253946           -2.50%              91,694           2001
                                  14.644558           16.670157           13.83%              43,124           2000
                                  12.257790           14.644558           19.47%               2,739           1999
                                  10.000000           12.257790           22.58%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          12.375393           13.461410            8.78%             135,180           2004
Income Bond Fund: Class I         10.244088           12.375393           20.81%             120,885           2003
- Q/NQ                            10.044539           10.244088            1.99%              76,912           2002
                                   9.755865           10.044539            2.96%              35,837           2001
                                  10.764664            9.755865           -9.37%              14,584           2000
                                  10.558563           10.764664            1.95%               2,010           1999
                                  10.000000           10.558563            5.59%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.128016           13.275190           19.30%               5,805           2004
Emerging Markets Fund:             6.815122           11.128016           63.28%               7,160           2003
Class I - Q/NQ                     8.137235            6.815122          -16.25%               8,157           2002
                                   8.686950            8.137235           -6.33%               5,592           2001
                                  10.000000            8.686950          -13.13%                  87           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.261030           14.628417           19.31%              56,212           2004
Emerging Markets Fund:             7.511024           12.261030           63.24%              31,774           2003
Class III - Q/NQ                  10.000000            7.511024          -24.89%              12,529           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.328333           14.753814           19.67%              10,215           2004
Financial Services Fund:           8.820856           12.328333           39.76%               5,012           2003
Class III - Q/NQ                  10.000000            8.820856          -11.79%               2,023           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         11.413172           12.160698            6.55%              40,346           2004
Health Sciences Fund:              8.445947           11.413172           35.13%              26,744           2003
Class III - Q/NQ                  10.000000            8.445947          -15.54%               6,067           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          2.943564            3.033668            3.06%              22,862           2004
Technology and                     1.919236            2.943564           53.37%              28,137           2003
Communications Fund: Class         3.395066            1.919236          -43.47%              34,627           2002
I - Q/NQ                           6.000048            3.395066          -43.42%              34,300           2001
                                  10.000000            6.000048          -40.00%               3,481           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.934690           11.265699            3.03%              33,251           2004
Technology and                     7.131516           10.934690           53.33%              34,397           2003
Communications Fund: Class        10.000000            7.131516          -28.68%               9,539           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          9.738560           12.503205           28.39%              16,760           2004
Utilities Fund: Class III          7.938080            9.738560           22.68%               2,435           2003
- Q/NQ                            10.000000            7.938080          -20.62%                 436           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.780385           13.038934            2.02%             796,998           2004
Government Bond Fund:             12.681945           12.780385            0.78%             794,389           2003
Class I - Q/NQ                    11.565612           12.681945            9.65%             758,616           2002
                                  10.914977           11.565612            5.96%             310,186           2001
                                   9.816007           10.914977           11.20%              67,859           2000
                                  10.174058            9.816007           -3.52%              10,483           1999
                                  10.000000           10.174058            1.74%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth          6.077202            6.494037            6.86%             131,817           2004
Fund: Class I - Q/NQ               4.633836            6.077202           31.15%             139,964           2003
                                   6.580071            4.633836          -29.58%             117,421           2002
                                   9.268169            6.580071          -29.00%             100,858           2001
                                  12.767993            9.268169          -27.41%              80,065           2000
                                  12.392954           12.767993            3.03%              32,789           1999
                                  10.000000           12.392954           23.93%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 6.531881            7.369528           12.82%               2,341           2004
International Growth Fund:         4.874649            6.531881           34.00%               2,410           2003
Class I - Q/NQ                     6.500996            4.874649          -25.02%               3,050           2002
                                   9.222891            6.500996          -29.51%               1,979           2001
                                  10.000000            9.222891           -7.77%                 206           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.392529           11.741561           12.98%               8,850           2004
International Growth Fund:         7.772433           10.392529           33.71%               5,857           2003
Class III - Q/NQ                  10.000000            7.772433          -22.28%               1,640           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.595099           10.954966            3.40%             162,854           2004
Investor Destinations              9.938018           10.595099            6.61%             148,745           2003
Conservative Fund: Class          10.000000            9.938018           -0.62%              37,897           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.710627           11.339678            5.87%             238,730           2004
Investor Destinations              9.534557           10.710627           12.33%             209,508           2003
Moderately Conservative           10.000000            9.534557           -4.65%              84,789           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.720050           11.601416            8.22%             753,046           2004
Investor Destinations              9.037949           10.720050           18.61%             583,235           2003
Moderate Fund: Class II -         10.000000            9.037949           -9.62%             223,772           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.748772           11.904051           10.75%             434,442           2004
Investor Destinations              8.590418           10.748772           25.13%             320,711           2003
Moderately Aggressive             10.000000            8.590418          -14.10%             102,594           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.733522           12.092189           12.66%             186,419           2004
Investor Destinations              8.238400           10.733522           30.29%             135,411           2003
Aggressive Fund: Class II         10.000000            8.238400          -17.62%              38,101           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        11.283480           12.857985           13.95%             190,709           2004
Growth Fund: Class I - Q/NQ        8.149536           11.283480           38.46%             172,299           2003
                                  13.096398            8.149536          -37.77%             122,230           2002
                                  19.022019           13.096398          -31.15%              87,092           2001
                                  22.750997           19.022019          -16.39%              51,861           2000
                                  12.463581           22.750997           82.54%               2,837           1999
                                  10.000000           12.463581           24.64%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money          11.181852           11.137309           -0.40%             775,941           2004
Market Fund: Class I - Q/NQ       11.247296           11.181852           -0.58%             782,545           2003
                                  11.247642           11.247296            0.00%             996,796           2002
                                  10.989031           11.247642            2.35%             612,905           2001
                                  10.489614           10.989031            4.76%             240,296           2000
                                  10.126097           10.489614            3.59%              30,147           1999
                                  10.000000           10.126097            1.26%                   0           1998
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.960481           11.884933            8.43%             422,156           2004
Nationwide Fund: Class I -         8.699902           10.960481           25.98%             428,217           2003
Q/NQ                              10.654646            8.699902          -18.35%             385,823           2002
                                  12.230458           10.654646          -12.88%             339,098           2001
                                  12.646339           12.230458           -3.29%             225,669           2000
                                  11.968910           12.646339            5.66%              49,012           1999
                                  10.000000           11.968910           19.69%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.335649           13.302006           17.35%               9,990           2004
Nationwide Leaders Fund:           9.135134           11.335649           24.09%               7,560           2003
Class III - Q/NQ                  10.000000            9.135134           -8.65%               5,985           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           11.285270           12.537575           11.10%              27,089           2004
Growth Leaders Fund: Class         7.495072           11.285270           50.57%              33,667           2003
III - Q/NQ                        10.000000            7.495072          -25.05%               7,409           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.823812           11.226453           14.28%              22,337           2004
Worldwide Leaders Fund:            7.307866            9.823812           34.43%              23,848           2003
Class I - Q/NQ                     9.913802            7.307866          -26.29%              23,789           2002
                                  12.359900            9.913802          -19.79%              16,475           2001
                                  14.267173           12.359900          -13.37%              10,747           2000
                                  11.747364           14.267173           21.45%               1,955           1999
                                  10.000000           11.747364           17.47%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.575979           15.514347           14.28%               9,500           2004
Worldwide Leaders Fund:           10.000000           13.575979           35.76%               5,512           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        12.973972           14.537994           12.06%             168,156           2004
Fund: Class I - Q/NQ               9.780139           12.973972           32.66%             154,743           2003
                                  14.838618            9.780139          -34.09%             115,958           2002
                                  16.846010           14.838618          -11.92%              63,640           2001
                                  20.338511           16.846010          -17.17%              24,702           2000
                                  10.000000           20.338511          103.39%                 809           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         24.685368           28.608182           15.89%             309,560           2004
Fund: Class I - Q/NQ              15.928613           24.685368           54.98%             282,170           2003
                                  22.134881           15.928613          -28.04%             230,125           2002
                                  17.466310           22.134881           26.73%             126,721           2001
                                  15.896867           17.466310            9.87%              48,783           2000
                                  12.586199           15.896867           26.30%               6,578           1999
                                  10.000000           12.586199           25.86%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           19.296948           22.692159           17.59%             271,745           2004
Fund: Class I - Q/NQ              13.850506           19.296948           39.32%             245,893           2003
                                  16.957444           13.850506          -18.32%             182,520           2002
                                  18.398225           16.957444           -7.83%             119,100           2001
                                  17.099098           18.398225            7.60%              53,875           2000
                                  12.016781           17.099098           42.29%               2,090           1999
                                  10.000000           12.016781           20.17%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT             10.195536           10.928545            7.19%             228,107           2004
Balanced Fund: Class I -           8.714584           10.195536           16.99%             213,085           2003
Q/NQ                              10.059016            8.714584          -13.37%             164,344           2002
                                  10.570325           10.059016           -4.84%             113,124           2001
                                  10.735723           10.570325           -1.54%              51,449           2000
                                  10.772545           10.735723           -0.34%               9,540           1999
                                  10.000000           10.772545            7.73%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              10.278230           11.931935           16.09%             104,564           2004
Comstock Value Fund: Class         7.914998           10.278230           29.86%              51,652           2003
I - Q/NQ                          10.702140            7.914998          -26.04%              31,641           2002
                                  12.331560           10.702140          -13.21%              21,849           2001
                                  13.963829           12.331560          -11.69%               9,075           2000
                                  11.927845           13.963829           17.07%               1,554           1999
                                  10.000000           11.927845           19.28%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        13.251194           13.945624            5.26%             109,595           2004
Sector Bond Fund: Class I         11.962673           13.251194           10.77%              93,465           2003
- Q/NQ                            11.293959           11.962673            5.92%              73,185           2002
                                  10.972282           11.293959            2.93%              34,793           2001
                                  10.510552           10.972282            4.39%              12,789           2000
                                  10.475252           10.510552            0.34%               1,536           1999
                                  10.000000           10.475252            4.75%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust          10.000000           11.393010           13.93%              14,736           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty         6.206483            7.233815           16.55%             971,207           2004
Portfolio: Service Shares          5.224689            6.206483           18.79%             961,930           2003
- Q/NQ                             6.290120            5.224689          -16.94%             868,779           2002
                                   8.145127            6.290120          -22.77%             693,831           2001
                                  10.000000            8.145127          -18.55%             399,979           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               3.404379            3.382577           -0.64%             302,274           2004
Global Technology                  2.352398            3.404379           44.72%             354,665           2003
Portfolio: Service Shares          4.030994            2.352398          -41.64%             430,146           2002
- Q/NQ                             6.509446            4.030994          -38.07%             477,396           2001
                                  10.000000            6.509446          -34.91%             286,325           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.317923           10.279283           -0.37%             116,971           2004
Global Technology                  7.097740           10.317923           45.37%              90,427           2003
Portfolio: Service II             10.000000            7.097740          -29.02%              47,727           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               6.034263            7.075935           17.26%             334,484           2004
International Growth               4.539769            6.034263           32.92%             389,100           2003
Portfolio: Service Shares          6.189198            4.539769          -26.65%             473,028           2002
- Q/NQ                             8.181886            6.189198          -24.35%             516,544           2001
                                  10.000000            8.181886          -18.18%             263,507           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.296399           12.076286           17.29%             252,132           2004
International Growth               7.745526           10.296399           32.93%             218,170           2003
Portfolio: Service II             10.000000            7.745526          -22.54%             127,717           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.203564           14.162874           16.06%               8,914           2004
Risk-Managed Core                 10.000000           12.203564           22.04%                  98           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.855226           14.709611           14.43%             100,154           2004
Management Trust - AMT             9.874844           12.855226           30.18%              96,512           2003
Guardian Portfolio - Q/NQ         13.589004            9.874844          -27.33%              81,440           2002
                                  13.965623           13.589004           -2.70%              55,243           2001
                                  13.976229           13.965623           -0.08%              14,673           2000
                                  12.307946           13.976229           13.55%               1,093           1999
                                  10.000000           12.307946           23.08%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.019076            9.975981           -0.43%              27,608           2004
Management Trust - AMT            10.000000           10.019076            0.19%              15,459           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.527159           14.395278           14.91%             266,513           2004
Management Trust - AMT             9.900112           12.527159           26.54%             254,203           2003
Mid-Cap Growth Portfolio:         14.181298            9.900112          -30.19%             227,721           2002
Class I - Q/NQ                    19.049729           14.181298          -25.56%             160,496           2001
                                  20.834304           19.049729          -8.57%`              80,148           2000
                                  13.702754           20.834304           52.04%               6,622           1999
                                  10.000000           13.702754           37.03%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         11.981613           14.084147           17.55%             106,036           2004
Management Trust - AMT             8.977079           11.981613           33.47%              89,448           2003
Partners Portfolio - Q/NQ         11.978104            8.977079          -25.05%              74,140           2002
                                  12.477284           11.978104           -4.00%              30,316           2001
                                  12.539993           12.477284           -0.50%              12,880           2000
                                  11.821068           12.539993            6.08%               2,529           1999
                                  10.000000           11.821068           18.21%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.000000           11.292761           12.93%               1,519           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.394931           14.668150           18.34%             456,544           2004
Account Funds -                    9.989064           12.394931           24.09%             423,530           2003
Oppenheimer Aggressive            14.001802            9.989064          -28.66%             352,561           2002
Growth Fund/VA:                   20.620784           14.001802          -32.10%             269,619           2001
Non-Service Shares - Q/NQ         23.512658           20.620784          -12.30%             158,654           2000
                                  12.961315           23.512658           81.41%              10,220           1999
                                  10.000000           12.961315           29.61%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.206657           15.009784            5.65%             665,965           2004
Account Funds -                   10.981083           14.206657           29.37%             590,269           2003
Oppenheimer Capital               15.196200           10.981083          -27.74%             507,981           2002
Appreciation Fund/VA:             17.594890           15.196200          -13.63%             311,184           2001
Non-Service Shares - Q/NQ         17.848621           17.594890            1.42%             131,188           2000
                                  12.752843           17.848621           39.96%              16,973           1999
                                  10.000000           12.752843           27.53%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               8.994884           10.590024           17.73%             360,625           2004
Account Funds -                    6.365520            8.994884           41.31%             415,278           2003
Oppenheimer Global                 8.274485            6.365520          -23.07%             437,569           2002
Securities Fund/VA:                9.521827            8.274485          -13.10%             187,638           2001
Non-Service Shares - Q/NQ         10.000000            9.521827           -4.78%              25,666           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.238187           16.767687           17.77%             255,503           2004
Account Funds -                   10.000000           14.238187           42.38%             132,741           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              11.739303           12.695602            8.15%             552,451           2004
Account Funds -                    9.376475           11.739303           25.20%             507,128           2003
Oppenheimer Main Street(R)        11.687410            9.376475          -19.77%             399,331           2002
Fund/VA: Non-Service              13.168121           11.687410          -11.24%             289,044           2001
Shares - Q/NQ                     14.609212           13.168121           -9.86%             139,505           2000
                                  12.149185           14.609212           20.25%              18,558           1999
                                  10.000000           12.149185           21.49%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund            9.123015           10.655882           16.80%             521,851           2004
II, Inc.: Investor Class -         6.739605            9.123015           35.36%             467,984           2003
Q/NQ                               9.321492            6.739605          -27.70%             365,848           2002
                                   9.798273            9.321492           -4.87%             201,388           2001
                                  10.000000            9.798273           -2.02%              16,017           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     23.781464           25.860301            8.74%              26,772           2004
Institutional Funds, Inc.         18.824701           23.781464           26.33%              35,783           2003
- Emerging Markets Debt           17.444590           18.824701            7.91%              19,090           2002
Portfolio: Class I - Q/NQ         16.037786           17.444590            8.77%               6,331           2001
                                  14.572201           16.037786           10.06%               2,595           2000
                                  11.400149           14.572201           27.82%                 388           1999
                                  10.000000           11.400149           14.00%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.236551           11.872350           15.98%                   0           2004
Institutional Funds, Inc.          8.131339           10.236551           25.89%                   0           2003
- International Magnum            10.000000            8.131339          -18.69%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                      5.734597            6.889420           20.14%              62,549           2004
Institutional Funds, Inc.          4.094230            5.734597           40.07%              52,709           2003
- Mid Cap Growth                   6.019598            4.094230          -31.98%              40,983           2002
Portfolio: Class I- Q/NQ           8.620055            6.019598          -30.17%              15,244           2001
                                  10.000000            8.620055          -13.80%               1,376           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     18.750068           25.267437           34.76%             244,506           2004
Institutional Funds, Inc.         13.800701           18.750068           35.86%             190,362           2003
- U.S. Real Estate                14.079160           13.800701           -1.98%             131,492           2002
Portfolio: Class I - Q/NQ         12.974262           14.079160            8.52%              55,119           2001
                                  12.479280           12.974262            3.97%              13,887           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 19.499977           24.254218           24.38%              25,924           2004
Insurance Trust -                 12.800242           19.499977           52.34%              35,147           2003
Worldwide Emerging Markets        13.343009           12.800242           -4.07%              33,383           2002
Fund: Initial Class - Q/NQ        13.755231           13.343009           -3.00%              28,998           2001
                                  23.947713           13.755231          -42.56%              16,180           2000
                                  12.101814           23.947713           97.89%               1,854           1999
                                  10.000000           12.101814           21.02%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 10.000000           12.626866           26.27%              11,650           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 16.917457           20.764275           22.74%               8,420           2004
Insurance Trust -                 11.826254           16.917457           43.05%              11,128           2003
Worldwide Hard Assets             12.319065           11.826254           -4.00%              10,590           2002
Fund: Initial Class - Q/NQ        13.923943           12.319065          -11.53%               4,054           2001
                                  12.649846           13.923943           10.07%               1,909           2000
                                  10.581149           12.649846           19.55%                 523           1999
                                  10.000000           10.581149            5.81%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 10.000000           12.483933           24.84%               7,858           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance         9.823331           10.643577            8.35%               5,608           2004
Funds - Diversified Stock          7.366518            9.823331           33.35%               5,855           2003
Fund: Class A - Q/NQ               9.739393            7.366518          -24.36%               8,038           2002
                                   9.827143            9.739393           -0.89%               2,984           2001
                                  10.000000            9.827143           -2.32%                 917           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.25%)

   (Variable account charges of 1.25% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             9.431103           10.013617            6.18%               9,364           2004
Funds - AIM V.I. Balanced          8.207495            9.431103           14.91%               9,480           2003
Fund: Series I Shares -           10.025883            8.207495          -18.14%               8,685           2002
Q/NQ                              10.000000           10.025883            0.26%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             9.010826            9.314066            3.37%               1,207           2004
Funds - AIM V.I. Blue Chip         7.291460            9.010826           23.58%               1,007           2003
Fund: Series I Shares -           10.000003            7.291460          -27.09%                 855           2002
Q/NQ                              10.000000           10.000003            0.00%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             9.843128           10.364154            5.29%                   0           2004
Funds - AIM V.I. Capital           7.695812            9.843128           27.90%                   0           2003
Appreciation Fund:  Series        10.302704            7.695812          -25.30%                   0           2002
I Shares - Q/NQ                   10.000000           10.302704            3.03%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            10.186163           10.961001            7.61%                   0           2004
Funds - AIM V.I. Core              8.290454           10.186163           22.87%                   0           2003
Stock Fund: Series I               9.945243            8.290454          -16.64%                   0           2002
Shares - Q/NQ                     10.000000            9.945243           -0.55%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            10.440136           12.784541           22.46%                   0           2004
Funds - AIM V.I.                   8.191550           10.440136           27.45%                   0           2003
International Growth Fund:        10.000000            8.191550          -18.08%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance             8.586434            8.968531            4.45%               3,888           2004
Funds - AIM V.I. Premier           6.951585            8.586434           23.52%               2,559           2003
Equity Fund: Series I             10.094080            6.951585          -31.13%               2,505           2002
Shares - Q/NQ                     10.000000           10.094080            0.94%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         11.768787           13.131678           11.58%             135,858           2004
Portfolios, Inc. -                 9.213262           11.768787           27.74%             121,836           2003
American Century VP Income        11.571520            9.213262          -20.38%             100,523           2002
& Growth Fund: Class I -          12.787029           11.571520           -9.51%              97,935           2001
Q/NQ                              14.485724           12.787029          -11.73%              63,199           2000
                                  12.429254           14.485724           16.55%               9,493           1999
                                  10.000000           12.429254           24.29%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          9.809129           11.132159           13.49%              35,842           2004
Portfolios, Inc. -                 7.977821            9.809129           22.95%              40,322           2003
American Century VP               10.145818            7.977821          -21.37%              48,955           2002
International Fund: Class         14.507647           10.145818          -30.07%              63,276           2001
I - Q/NQ                          17.662250           14.507647          -17.86%              35,312           2000
                                  10.902825           17.662250           62.00%               5,351           1999
                                  10.000000           10.902825            9.03%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          9.894401           11.244214           13.64%              75,477           2004
Portfolios, Inc. -                 8.047171            9.894401           22.96%              60,686           2003
American Century VP               10.000000            8.047171          -19.53%              32,162           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------



---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable          9.831340           10.744913            9.29%               4,528           2004
Portfolios, Inc. -                 7.971013            9.831340           23.34%               2,778           2003
American Century VP Ultra         10.000000            7.971013          -20.29%               1,597           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         16.076066           18.150582           12.90%             281,320           2004
Portfolios, Inc. -                12.623723           16.076066           27.35%             263,877           2003
American Century VP Value         14.630021           12.623723          -13.71%             228,356           2002
Fund: Class I - Q/NQ              13.132406           14.630021           11.40%             119,609           2001
                                  11.255628           13.132406           16.67%               6,350           2000
                                  11.495807           11.255628           -2.09%               1,559           1999
                                  10.000000           11.495807           14.96%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.237378           10.696844            4.49%              21,101           2004
Portfolios II, Inc. -             10.000000           10.237378            2.37%               4,708           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance            9.814986           10.846731           10.51%               2,358           2004
Funds - BB&T Capital               7.921201            9.814986           23.91%               2,404           2003
Manager Equity VIF - Q/NQ         10.186682            7.921201          -22.24%               1,377           2002
                                  10.000000           10.186682            1.87%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance            9.846293           11.004401           11.76%               8,833           2004
Funds - BB&T Large Cap             8.065749            9.846293           22.08%               9,241           2003
Value VIF - Q/NQ                  10.164684            8.065749          -20.65%               6,899           2002
                                  10.000000           10.164684            1.65%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance            8.938908            9.323951            4.31%               8,001           2004
Funds - BB&T Large Company         7.070624            8.938908           26.42%               8,341           2003
Growth VIF - Q/NQ                 10.298323            7.070624          -31.34%               7,073           2002
                                  10.000000           10.298323            2.98%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance           11.169666           12.926633           15.73%               4,427           2004
Funds - BB&T Mid Cap               8.282334           11.169666           34.86%               4,679           2003
Growth VIF - Q/NQ                 10.484245            8.282334          -21.00%               4,108           2002
                                  10.000000           10.484245            4.84%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -             10.998332           12.814703           16.51%                 426           2004
Global Small Cap Portfolio         7.542705           10.998332           45.81%                 426           2003
- Q/NQ                            11.600830            7.542705          -34.98%                 426           2002
                                  16.463131           11.600830          -29.53%                 426           2001
                                  20.565582           16.463131          -19.95%                 563           2000
                                  12.737475           20.565582           61.46%                 696           1999
                                  10.000000           12.737475           27.37%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -              9.553616           10.825062           13.31%                 931           2004
International Focus                7.269038            9.553616           31.43%                 931           2003
Portfolio - Q/NQ                   9.190492            7.269038          -20.91%                 931           2002
                                  11.975093            9.190492          -23.25%                 931           2001
                                  16.363554           11.975093          -26.82%                 962           2000
                                  10.799816           16.363554           51.52%               1,235           1999
                                  10.000000           10.799816            8.00%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -             12.338645           13.566563            9.95%               1,285           2004
Large Cap Value Portfolio          9.982657           12.338645           23.60%               1,094           2003
- Q/NQ                            13.145064            9.982657          -24.06%               1,775           2002
                                  13.187744           13.145064           -0.32%               1,716           2001
                                  12.261224           13.187744            7.56%                 853           2000
                                  11.686779           12.261224            4.92%                 360           1999
                                  10.000000           11.686779           16.87%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                10.355238           12.463747           20.36%              42,186           2004
Portfolios - Small Cap             7.610820           10.355238           36.06%              40,717           2003
Stock Index Portfolio:            10.000000            7.610820          -23.89%               4,678           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially               9.609681           10.078937            4.88%              94,430           2004
Responsible Growth Fund,           7.722981            9.609681           24.43%              98,510           2003
Inc.: Initial Shares - Q/NQ       11.006915            7.722981          -29.84%              94,075           2002
                                  14.397461           11.006915          -23.55%              80,302           2001
                                  16.386683           14.397461          -12.14%              55,503           2000
                                  12.756741           16.386683           28.46%              10,183           1999
                                  10.000000           12.756741           27.57%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         11.118412           12.147726            9.26%             685,929           2004
Inc.: Initial Shares - Q/NQ        8.771190           11.118412           26.76%             690,384           2003
                                  11.440825            8.771190          -23.33%             639,737           2002
                                  13.193664           11.440825          -13.29%             482,700           2001
                                  14.726559           13.193664          -10.41%             310,201           2000
                                  12.365124           14.726559           19.10%              63,733           1999
                                  10.000000           12.365124           23.65%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  11.615394           12.049000            3.73%             111,037           2004
Investment Fund                    9.707308           11.615394           19.66%             105,615           2003
-Appreciation Portfolio:          11.803122            9.707308          -17.76%             100,218           2002
Initial Shares - Q/NQ             13.180436           11.803122          -10.45%              41,832           2001
                                  13.433832           13.180436           -1.89%              17,841           2000
                                  12.205549           13.433832           10.06%               5,595           1999
                                  10.000000           12.205549           22.06%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  11.071695           12.173228            9.95%                 137           2004
Investment Fund -                  8.513692           11.071695           30.05%                 165           2003
Developing Leaders                10.660185            8.513692          -20.14%                 140           2002
Portfolio:  Initial Shares        10.000000           10.660185            6.60%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  11.724420           13.896125           18.52%                   0           2004
Investment Fund -                  8.707145           11.724420           34.65%                   0           2003
International Value               10.045746            8.707145          -13.33%                   0           2002
Portfolio: Initial Shares         10.000000           10.045746            0.46%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.700446           12.995693            2.32%             286,687           2004
- Federated Quality Bond          12.290233           12.700446            3.34%             296,995           2003
Fund II: Primary Shares -         11.386105           12.290233            7.94%             262,934           2002
Q/NQ                              10.675429           11.386105            6.66%             124,780           2001
                                   9.787093           10.675429            9.08%              18,799           2000
                                  10.000000            9.787093           -2.13%                 448           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.134952           14.447194            9.99%             486,289           2004
Insurance Products Fund -         10.214304           13.134952           28.59%             456,979           2003
VIP Equity-Income                 12.462000           10.214304          -18.04%             394,171           2002
Portfolio: Service Class -        13.297371           12.462000           -6.28%             233,532           2001
Q/NQ                              12.432231           13.297371            6.96%              55,949           2000
                                  11.848469           12.432231            4.93%              17,124           1999
                                  10.000000           11.848469           18.48%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 11.376316           11.600743            1.97%             520,296           2004
Insurance Products Fund -          8.676036           11.376316           31.12%             512,193           2003
VIP Growth Portfolio:             12.587267            8.676036          -31.07%             437,183           2002
Service Class - Q/NQ              15.494279           12.587267          -18.76%             360,054           2001
                                  17.641868           15.494279          -12.17%             242,259           2000
                                  13.012933           17.641868           35.57%              38,115           1999
                                  10.000000           13.012933           30.13%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  9.451656           10.217205            8.10%             168,590           2004
Insurance Products Fund -          7.538157            9.451656           25.38%             296,524           2003
VIP High Income Portfolio:         7.367024            7.538157            2.32%             141,069           2002
Service Class - Q/NQ               8.468211            7.367024          -13.00%             100,355           2001
                                  11.080460            8.468211          -23.58%              29,946           2000
                                  10.382374           11.080460            6.72%               3,154           1999
                                  10.000000           10.382374            3.82%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.971102           12.295261           12.07%              12,687           2004
Insurance Products Fund -          7.757996           10.971102           41.42%              14,405           2003
VIP Overseas Portfolio:            9.862700            7.757996          -21.34%              18,862           2002
Service Class - Q/NQ              12.687275            9.862700          -22.26%              22,068           2001
                                  15.890221           12.687275          -20.16%              11,101           2000
                                  11.294949           15.890221           40.68%               1,581           1999
                                  10.000000           11.294949           12.95%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.938143           12.259263           12.08%              35,022           2004
Insurance Products Fund -          7.732121           10.938143           41.46%              28,503           2003
VIP Overseas Portfolio:           10.000000            7.732121          -22.68%              12,649           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.961332           15.901687           13.90%             294,709           2004
Insurance Products Fund II        11.014882           13.961332           26.75%             287,374           2003
- VIP Contrafund(R)               12.315058           11.014882          -10.56%             218,088           2002
Portfolio: Service Class -        14.231074           12.315058          -13.46%             134,275           2001
Q/NQ                              15.447579           14.231074           -7.88%              73,604           2000
                                  12.600399           15.447579           22.60%              21,423           1999
                                  10.000000           12.600399           26.00%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.132142           10.437626            3.01%              20,755           2004
Insurance Products Fund II        10.000000           10.132142            1.32%               3,493           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                  8.717183            9.215932            5.72%              48,091           2004
Insurance Products Fund            6.808058            8.717183           28.04%              47,145           2003
III - VIP Growth                   8.829438            6.808058          -22.89%              43,956           2002
Opportunities Portfolio:          10.450878            8.829438          -15.51%              34,982           2001
Service Class - Q/NQ              12.777351           10.450878          -18.21%              18,255           2000
                                  12.419643           12.777351            2.88%               5,625           1999
                                  10.000000           12.419643           24.20%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 11.603120           13.060805           12.56%              25,720           2004
Insurance Products Fund            7.446470           11.603120           55.82%              46,172           2003
III - VIP Value Strategies        10.000000            7.446470          -25.54%                 343           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors               12.506559           13.739166            9.86%                   0           2004
Variable Insurance Trust -         8.901324           12.506559           40.50%                   0           2003
First Horizon Capital             11.077264            8.901324          -19.64%                   0           2002
Appreciation Portfolio -          10.000000           11.077264           10.77%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors                9.509720            9.905234            4.16%                 321           2004
Variable Insurance Trust -         7.488460            9.509720           26.99%               1,031           2003
First Horizon Core Stock          10.263007            7.488460          -27.03%                 610           2002
Portfolio - Q/NQ                  10.000000           10.263007            2.63%                 254           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                10.295503           12.085622           17.39%                   0           2004
Variable Insurance                 7.865374           10.295503           30.90%                   0           2003
Products Trust - Templeton        10.000000            7.865374          -21.35%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.795416           16.383193           18.76%               6,687           2004
International Value Fund:         10.000000           13.795416           37.95%               1,271           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         18.045837           20.623786           14.29%             130,003           2004
Index Fund: Class I - Q/NQ        13.571367           18.045837           32.97%             123,001           2003
                                  16.226571           13.571367          -16.36%             105,442           2002
                                  16.650563           16.226571           -2.55%              50,539           2001
                                  14.634711           16.650563           13.77%              16,374           2000
                                  12.255745           14.634711           19.41%                 721           1999
                                  10.000000           12.255745           22.56%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          12.342012           13.418308            8.72%             224,772           2004
Income Bond Fund: Class I         10.221629           12.342012           20.74%             131,774           2003
- Q/NQ                            10.027593           10.221629            1.94%              84,692           2002
                                   9.744373           10.027593            2.91%              33,050           2001
                                  10.757403            9.744373           -9.42%               5,404           2000
                                  10.556787           10.757403            1.90%                 889           1999
                                  10.000000           10.556787            5.57%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.109704           13.246644           19.23%               1,528           2004
Emerging Markets Fund:             6.807349           11.109704           63.20%               1,859           2003
Class I - Q/NQ                     8.132085            6.807349          -16.29%               2,834           2002
                                   8.685889            8.132085           -6.38%               3,140           2001
                                  10.000000            8.685889          -13.14%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.250675           14.608663           19.25%              19,716           2004
Emerging Markets Fund:             7.508471           12.250675           63.16%              12,967           2003
Class III - Q/NQ                  10.000000            7.508471          -24.92%               3,816           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.316294           14.731957           19.61%               4,302           2004
Financial Services Fund:           8.816690           12.316294           39.69%               5,093           2003
Class III - Q/NQ                  10.000000            8.816690          -11.83%                 641           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         11.402022           12.142666            6.50%               8,775           2004
Health Sciences Fund:              8.441957           11.402022           35.06%               9,454           2003
Class III - Q/NQ                  10.000000            8.441957          -15.58%               1,889           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          2.938715            3.027146            3.01%               5,796           2004
Technology and                     1.917037            2.938715           53.29%               9,361           2003
Communications Fund: Class         3.392912            1.917037          -43.50%              10,805           2002
I - Q/NQ                           5.999315            3.392912          -43.45%              13,539           2001
                                  10.000000            5.999315          -40.01%               2,683           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.925455           11.250482            2.97%              11,792           2004
Technology and                     7.129086           10.925455           53.25%              12,711           2003
Communications Fund: Class        10.000000            7.129086          -28.71%               2,650           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global          9.729024           12.484648           28.32%               2,261           2004
Utilities Fund: Class III          7.934323            9.729024           22.62%                 773           2003
- Q/NQ                            10.000000            7.934323          -20.66%                 702           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.745923           12.997203            1.97%             398,348           2004
Government Bond Fund:             12.654152           12.745923            0.73%             462,915           2003
Class I - Q/NQ                    11.546116           12.654152            9.60%             517,189           2002
                                  10.902126           11.546116            5.91%             228,589           2001
                                   9.809384           10.902126           11.14%              43,339           2000
                                  10.172348            9.809384           -3.57%               7,309           1999
                                  10.000000           10.172348            1.72%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth          6.060807            6.473239            6.80%              86,860           2004
Fund: Class I - Q/NQ               4.623680            6.060807           31.08%              91,107           2003
                                   6.568981            4.623680          -29.61%              77,513           2002
                                   9.257262            6.568981          -29.04%              65,238           2001
                                  12.759401            9.257262          -27.45%              67,380           2000
                                  12.390885           12.759401            2.97%              32,292           1999
                                  10.000000           12.390885           23.91%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 6.521138            7.353676           12.77%                 631           2004
International Growth Fund:         4.869101            6.521138           33.93%               1,026           2003
Class I - Q/NQ                     6.496891            4.869101          -25.05%               1,789           2002
                                   9.221767            6.496891          -29.55%               1,956           2001
                                  10.000000            9.221767           -7.78%                  84           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.383768           11.725727           12.92%               8,412           2004
International Growth Fund:         7.769802           10.383768           33.64%               7,007           2003
Class III - Q/NQ                  10.000000            7.769802          -22.30%               2,276           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.584735           10.938716            3.34%              95,702           2004
Investor Destinations              9.933326           10.584735            6.56%             136,753           2003
Conservative Fund: Class          10.000000            9.933326           -0.67%             148,245           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.700165           11.322864            5.82%             229,100           2004
Investor Destinations              9.530058           10.700165           12.28%             196,187           2003
Moderately Conservative           10.000000            9.530058           -4.70%              53,313           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.709575           11.584213            8.17%             587,773           2004
Investor Destinations              9.033690           10.709575           18.55%             529,324           2003
Moderate Fund: Class II -         10.000000            9.033690           -9.66%             221,559           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.738253           11.886380           10.69%             353,924           2004
Investor Destinations              8.586354           10.738253           25.06%             265,215           2003
Moderately Aggressive             10.000000            8.586354          -14.14%             205,356           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.723013           12.074239           12.60%             282,842           2004
Investor Destinations              8.234496           10.723013           30.22%             232,694           2003
Aggressive Fund: Class II         10.000000            8.234496          -17.66%             181,704           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        11.253065           12.816839           13.90%              64,808           2004
Growth Fund: Class I - Q/NQ        8.131671           11.253065           38.39%              61,058           2003
                                  13.074320            8.131671          -37.80%              51,742           2002
                                  18.999657           13.074320          -31.19%              39,941           2001
                                  22.735718           18.999657          -16.43%              22,586           2000
                                  12.461498           22.735718           82.45%               3,067           1999
                                  10.000000           12.461498           24.61%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money          11.151696           11.101653           -0.45%             233,593           2004
Market Fund: Class I - Q/NQ       11.222643           11.151696           -0.63%             243,695           2003
                                  11.228670           11.222643           -0.05%             356,268           2002
                                  10.976083           11.228670            2.30%             205,398           2001
                                  10.482530           10.976083            4.71%              56,300           2000
                                  10.124383           10.482530            3.54%              36,945           1999
                                  10.000000           10.124383            1.24%                   0           1998
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.930890           11.846853            8.38%             181,231           2004
Nationwide Fund: Class I -         8.680809           10.930890           25.92%             208,331           2003
Q/NQ                              10.636664            8.680809          -18.39%             216,256           2002
                                  12.216049           10.636664          -12.93%             182,849           2001
                                  12.637807           12.216049           -3.34%              82,642           2000
                                  11.966903           12.637807            5.61%              30,226           1999
                                  10.000000           11.966903           19.67%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.324577           13.282289           17.29%              18,141           2004
Nationwide Leaders Fund:           9.130827           11.324577           24.03%              13,746           2003
Class III - Q/NQ                  10.000000            9.130827           -8.69%               8,231           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           11.274248           12.518987           11.04%               9,474           2004
Growth Leaders Fund: Class         7.491533           11.274248           50.49%              15,742           2003
III - Q/NQ                        10.000000            7.491533          -25.08%                 547           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.797330           11.190533           14.22%               7,227           2004
Worldwide Leaders Fund:            7.291847            9.797330           34.36%               8,259           2003
Class I - Q/NQ                     9.897097            7.291847          -26.32%               8,840           2002
                                  12.345376            9.897097          -19.83%               6,043           2001
                                  14.257588           12.345376          -13.41%               4,328           2000
                                  11.745400           14.257588           21.39%                 768           1999
                                  10.000000           11.745400           17.45%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.571411           15.501292           14.22%               6,561           2004
Worldwide Leaders Fund:           10.000000           13.571411           35.71%               4,766           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        12.943374           14.496373           12.00%              89,426           2004
Fund: Class I - Q/NQ               9.762003           12.943374           32.59%              87,954           2003
                                  14.818626            9.762003          -34.12%              61,716           2002
                                  16.831886           14.818626          -11.96%              32,915           2001
                                  20.331712           16.831886          -17.21%              12,896           2000
                                  10.000000           20.331712          103.32%                 729           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         24.618843           28.516666           15.83%             161,594           2004
Fund: Class I - Q/NQ              15.893715           24.618843           54.90%             156,508           2003
                                  22.097595           15.893715          -28.07%             126,976           2002
                                  17.445777           22.097595           26.66%              59,935           2001
                                  15.886176           17.445777            9.82%               9,463           2000
                                  12.584102           15.886176           26.24%                 746           1999
                                  10.000000           12.584102           25.84%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           19.244942           22.619557           17.54%             143,461           2004
Fund: Class I - Q/NQ              13.820149           19.244942           39.25%             137,717           2003
                                  16.928867           13.820149          -18.36%             120,982           2002
                                  18.376589           16.928867           -7.88%              74,999           2001
                                  17.087592           18.376589            7.54%              28,386           2000
                                  12.014774           17.087592           42.22%               3,688           1999
                                  10.000000           12.014774           20.15%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT             10.168075           10.893591            7.14%             106,121           2004
Balanced Fund: Class I -           8.695502           10.168075           16.93%             104,508           2003
Q/NQ                              10.042076            8.695502          -13.41%              91,760           2002
                                  10.557899           10.042076           -4.89%              78,325           2001
                                  10.728485           10.557899           -1.59%              14,305           2000
                                  10.770735           10.728485           -0.39%               2,153           1999
                                  10.000000           10.770735            7.71%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              10.250526           11.893755           16.03%              53,162           2004
Comstock Value Fund: Class         7.897653           10.250526           29.79%              33,208           2003
I - Q/NQ                          10.684106            7.897653          -26.08%              24,130           2002
                                  12.317063           10.684106          -13.26%              20,316           2001
                                  13.954430           12.317063          -11.73%              10,559           2000
                                  11.925844           13.954430           17.01%                 711           1999
                                  10.000000           11.925844           19.26%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        13.215501           13.903003            5.20%              67,964           2004
Sector Bond Fund: Class I         11.936481           13.215501           10.72%              65,860           2003
- Q/NQ                            11.274938           11.936481            5.87%              63,148           2002
                                  10.959378           11.274938            2.88%              21,381           2001
                                  10.503468           10.959378            4.34%              12,231           2000
                                  10.473496           10.503468            0.29%                 950           1999
                                  10.000000           10.473496            4.73%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust          10.000000           11.389202           13.89%              15,047           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty         6.194175            7.215824           16.49%             344,464           2004
Portfolio: Service Shares          5.216955            6.194175           18.73%             346,436           2003
- Q/NQ                             6.283990            5.216955          -16.98%             327,987           2002
                                   8.141323            6.283990          -22.81%             263,082           2001
                                  10.000000            8.141323          -18.59%             147,102           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               3.397584            3.374104           -0.69%             129,250           2004
Global Technology                  2.348897            3.397584           44.65%             156,825           2003
Portfolio: Service Shares          4.027049            2.348897          -41.67%             187,497           2002
- Q/NQ                             6.506406            4.027049          -38.11%             202,292           2001
                                  10.000000            6.506406          -34.94%             115,290           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.309227           10.265417           -0.42%              67,091           2004
Global Technology                  7.095326           10.309227           45.30%              57,974           2003
Portfolio: Service II             10.000000            7.095326          -29.05%              34,591           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -               6.022291            7.058336           17.20%             130,167           2004
International Growth               4.533041            6.022291           32.85%             149,786           2003
Portfolio: Service Shares          6.183160            4.533041          -26.69%             182,412           2002
- Q/NQ                             8.178071            6.183160          -24.39%             231,809           2001
                                  10.000000            8.178071          -18.22%             144,127           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.287726           12.060003           17.23%             123,216           2004
International Growth               7.742909           10.287726           32.87%             109,924           2003
Portfolio: Service II             10.000000            7.742909          -22.57%              66,397           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.199437           14.150937           16.00%               1,011           2004
Risk-Managed Core                 10.000000           12.199437           21.99%                 422           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.820605           14.662576           14.37%              77,763           2004
Management Trust - AMT             9.853218           12.820605           30.12%              73,212           2003
Guardian Portfolio - Q/NQ         13.566133            9.853218          -27.37%              68,155           2002
                                  13.949218           13.566133           -2.75%              41,912           2001
                                  13.966839           13.949218           -0.13%               5,057           2000
                                  12.305897           13.966839           13.50%               2,029           1999
                                  10.000000           12.305897           23.06%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.015684            9.967544           -0.48%              15,587           2004
Management Trust - AMT            10.000000           10.015684            0.16%               2,465           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.493396           14.349215           14.85%             103,115           2004
Management Trust - AMT             9.878424           12.493396           26.47%             105,104           2003
Mid-Cap Growth Portfolio:         14.157405            9.878424          -30.22%              91,409           2002
Class I - Q/NQ                    19.027345           14.157405          -25.59%              73,083           2001
                                  20.820318           19.027345           -8.61%              28,148           2000
                                  13.700471           20.820318           51.97%               2,400           1999
                                  10.000000           13.700471           37.00%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         11.949322           14.039079           17.49%              33,618           2004
Management Trust - AMT             8.957418           11.949322           33.40%              38,309           2003
Partners Portfolio - Q/NQ         11.957935            8.957418          -25.09%              25,915           2002
                                  12.462618           11.957935           -4.05%              11,246           2001
                                  12.531553           12.462618           -0.55%               5,031           2000
                                  11.819096           12.531553            6.03%               2,887           1999
                                  10.000000           11.819096           18.19%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.552559           11.804504           11.86%                 702           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.361526           14.621223           18.28%             193,840           2004
Account Funds -                    9.967175           12.361526           24.02%             191,993           2003
Oppenheimer Aggressive            13.978216            9.967175          -28.69%             160,612           2002
Growth Fund/VA:                   20.596567           13.978216          -32.13%             108,373           2001
Non-Service Shares - Q/NQ         23.496887           20.596567          -12.34%              65,179           2000
                                  12.959156           23.496887           81.31%               5,067           1999
                                  10.000000           12.959156           29.59%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.168379           14.961776            5.60%             340,549           2004
Account Funds -                   10.957031           14.168379           29.31%             341,323           2003
Oppenheimer Capital               15.170607           10.957031          -27.77%             318,624           2002
Appreciation Fund/VA:             17.574219           15.170607          -13.68%             227,087           2001
Non-Service Shares - Q/NQ         17.836627           17.574219           -1.47%              96,743           2000
                                  12.750719           17.836627           39.89%               6,969           1999
                                  10.000000           12.750719           27.51%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable               8.978200           10.565033           17.67%             197,011           2004
Account Funds -                    6.356923            8.978200           41.23%             249,535           2003
Oppenheimer Global                 8.267491            6.356923          -23.11%             305,448           2002
Securities Fund/VA:                9.518646            8.267491          -13.14%             198,296           2001
Non-Service Shares - Q/NQ         10.000000            9.518646           -4.81%              11,455           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.233382           16.753552           17.71%             126,497           2004
Account Funds -                   10.000000           14.233382           42.33%              71,329           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              11.707682           12.654982            8.09%             258,516           2004
Account Funds -                    9.355937           11.707682           25.14%             257,239           2003
Oppenheimer Main Street(R)        11.667724            9.355937          -19.81%             243,101           2002
Fund/VA: Non-Service              13.152642           11.667724          -11.29%             154,996           2001
Shares - Q/NQ                     14.599387           13.152642           -9.91%              70,923           2000
                                  12.147153           14.599387           20.19%               7,153           1999
                                  10.000000           12.147153           21.47%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund            9.106093           10.630738           16.74%             266,301           2004
II, Inc.: Investor Class -         6.730519            9.106093           35.30%             307,929           2003
Q/NQ                               9.313641            6.730519          -27.73%             296,972           2002
                                   9.795001            9.313641           -4.91%             227,546           2001
                                  10.000000            9.795001           -2.05%               4,842           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     23.717411           25.777598            8.69%              18,192           2004
Institutional Funds, Inc.         18.783491           23.717411           26.27%              28,209           2003
- Emerging Markets Debt           17.415214           18.783491            7.86%              15,757           2002
Portfolio: Class I - Q/NQ         16.018934           17.415214            8.72%               6,225           2001
                                  14.562396           16.018934           10.00%               3,153           2000
                                  11.398245           14.562396           27.76%                  58           1999
                                  10.000000           11.398245           13.98%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.227893           11.856303           15.92%                   0           2004
Institutional Funds, Inc.          8.128587           10.227893           25.83%                   0           2003
- International Magnum            10.000000            8.128587          -18.71%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                      5.723928            6.873124           20.08%              39,451           2004
Institutional Funds, Inc.          4.088676            5.723928           39.99%              25,687           2003
- Mid Cap Growth                   6.014503            4.088676          -32.02%              19,354           2002
Portfolio: Class I- Q/NQ           8.617166            6.014503          -30.20%               7,698           2001
                                  10.000000            8.617166          -13.83%                 397           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     18.699570           25.186652           34.69%              93,896           2004
Institutional Funds, Inc.         13.770483           18.699570           35.79%              82,807           2003
- U.S. Real Estate                14.055442           13.770483           -2.03%              71,004           2002
Portfolio: Class I - Q/NQ         12.959009           14.055442            8.46%              33,569           2001
                                  12.466313           12.959009            3.95%               3,736           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 19.447415           24.176597           24.32%              11,715           2004
Insurance Trust -                 12.772187           19.447415           52.26%              16,993           2003
Worldwide Emerging Markets        13.320519           12.772187           -4.12%              15,878           2002
Fund: Initial Class - Q/NQ        13.739047           13.320519           -3.05%              15,600           2001
                                  23.931619           13.739047          -42.59%               6,313           2000
                                  12.099788           23.931619           97.79%               1,590           1999
                                  10.000000           12.099788           21.00%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 10.000000           12.622652           26.23%              14,663           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 16.871845           20.697822           22.68%               1,872           2004
Insurance Trust -                 11.800336           16.871845           42.98%               1,907           2003
Worldwide Hard Assets             12.298301           11.800336           -4.05%               2,125           2002
Fund: Initial Class - Q/NQ        13.907561           12.298301          -11.57%               4,057           2001
                                  12.641312           13.907561           10.02%                 271           2000
                                  10.579367           12.641312           19.49%                  92           1999
                                  10.000000           10.579367            5.79%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide                 10.000000           12.479763           24.80%               1,642           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance         9.801030           10.614044            8.30%              43,058          43,058
Funds - Diversified Stock          7.353509            9.801030           33.28%              45,832           2003
Fund: Class A - Q/NQ               9.727116            7.353509          -24.40%              43,267           2002
                                   9.819759            9.727116           -0.94%              15,395           2001
                                  10.057633            9.819759           -2.37%                 303           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.30%)

   (Variable account charges of 1.30% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.420958            9.997783                  6.12%               1,356           2004
Funds - AIM V.I. Balanced    8.202822            9.420958                 14.85%               2,302           2003
Fund: Series I Shares -      10.025259           8.202822                -18.18%               1,181           2002
Q/NQ                         10.000000           10.025259                 0.25%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.001140            9.299347                  3.31%                   0           2004
Funds - AIM V.I. Blue Chip   7.287312            9.001140                 23.52%                   0           2003
Fund: Series I Shares -      9.999379            7.287312                -27.12%                   0           2002
Q/NQ                         10.000000           9.999379                 -0.01%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.832542            10.347766                 5.24%                  73           2004
Funds - AIM V.I. Capital     7.691424            9.832542                 27.84%                  26           2003
Appreciation Fund: Series    10.302057           7.691424                -25.34%                   0           2002
I Shares - Q/NQ              10.000000           10.302057                 3.02%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.175221           10.943696                 7.55%                   0           2004
Funds - AIM V.I. Core        8.285737            10.175221                22.80%                   0           2003
Stock Fund: Series I         9.944626            8.285737                -16.68%                   0           2002
Shares - Q/NQ                10.000000           9.944626                 -0.55%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.431301           12.767265                22.39%                   0           2004
Funds - AIM V.I.             8.188770            10.431301                27.39%                   0           2003
International Growth Fund:   10.000000           8.188770                -18.11%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.577217            8.954362                  4.40%                   0           2004
Funds - AIM V.I. Premier     6.947632            8.577217                 23.46%                   0           2003
Equity Fund: Series I        10.093448           6.947632                -31.17%                   0           2002
Shares - Q/NQ                10.000000           10.093448                 0.93%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    11.737071           13.089671                11.52%              60,972           2004
Portfolios, Inc. -           9.193080            11.737071                27.67%              54,096           2003
American Century VP Income   11.552029           9.193080                -20.42%              49,941           2002
& Growth Fund: Class I -     12.771997           11.552029                -9.55%              18,534           2001
Q/NQ                         14.475981           12.771997               -11.77%               3,833           2000
                             12.427175           14.475981                16.49%                 168           1999
                             10.000000           12.427175                24.27%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.782676            11.096532                13.43%              11,769           2004
Portfolios, Inc. -           7.960337            9.782676                 22.89%              12,991           2003
American Century VP          10.128725           7.960337                -21.41%              15,113           2002
International Fund: Class    14.490593           10.128725               -30.10%              18,945           2001
I - Q/NQ                     17.650383           14.490593               -17.90%              10,171           2000
                             10.901004           17.650383                61.92%               1,834           1999
                             10.000000           10.901004                 9.01%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.886036            11.229023                13.58%               8,462           2004
Portfolios, Inc. -           8.044442            9.886036                 22.89%               7,439           2003
American Century VP          10.000000           8.044442                -19.56%               4,254           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.823019            10.730380                 9.24%               3,273           2004
Portfolios, Inc. -           7.968301            9.823019                 23.28%               4,315           2003
American Century VP Ultra    10.000000           7.968301                -20.32%               1,182           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    16.032727           18.092486                12.85%              96,992           2004
Portfolios, Inc. -           12.596055           16.032727                27.28%              84,009           2003
American Century VP Value    14.605357           12.596055               -13.76%              99,852           2002
Fund: Class I - Q/NQ         13.116946           14.605357                11.35%           1,077,697           2001
                             11.248045           13.116946                16.62%                 878           2000
                             11.493876           11.248045                -2.14%                  76           1999
                             10.000000           11.493876                14.94%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.233898           10.687792                 4.44%              10,488           2004
Portfolios II, Inc. -        10.000000           10.233898                 2.34%               9,776           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.804421            10.829569                10.46%               3,662           2004
Funds - BB&T Capital         7.916685            9.804421                 23.85%               4,823           2003
Manager Equity VIF - Q/NQ    10.186046           7.916685                -22.28%                 313           2002
                             10.000000           10.186046                 1.86%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.835691            10.986989                11.71%               7,742           2004
Funds - BB&T Large Cap       8.061146            9.835691                 22.01%               8,663           2003
Value VIF - Q/NQ             10.164046           8.061146                -20.69%               2,171           2002
                             10.000000           10.164046                 1.64%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      8.929285            9.309207                  4.25%               7,273           2004
Funds - BB&T Large Company   7.066588            8.929285                 26.36%               6,140           2003
Growth VIF - Q/NQ            10.297677           7.066588                -31.38%               2,320           2002
                             10.000000           10.297677                 2.98%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      11.157667           12.906208                15.67%               5,225           2004
Funds - BB&T Mid Cap         8.277620            11.157667                34.79%               4,007           2003
Growth VIF - Q/NQ            10.483592           8.277620                -21.04%                 939           2002
                             10.000000           10.483592                 4.84%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.968665           12.773658                16.46%                   0           2004
Global Small Cap Portfolio   7.526163            10.968665                45.74%                   0           2003
- Q/NQ                       11.581271           7.526163                -35.01%                   0           2002
                             16.443767           11.581271               -29.57%                   0           2001
                             20.551766           16.443767               -19.99%                   0           2000
                             12.735345           20.551766                61.38%                   0           1999
                             10.000000           12.735345                27.35%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.527860            10.790409                13.25%                   0           2004
International Focus          7.253109            9.527860                 31.36%                   0           2003
Portfolio - Q/NQ             9.175002            7.253109                -20.95%                   0           2002
                             11.961010           9.175002                -23.29%                   0           2001
                             16.352558           11.961010               -26.86%                  50           2000
                             10.798003           16.352558                51.44%                  50           1999
                             10.000000           10.798003                 7.98%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        12.305392           13.523151                 9.90%                   0           2004
Large Cap Value Portfolio    9.960794            12.305392                23.54%                 561           2003
- Q/NQ                       13.122923           9.960794                -24.10%                  45           2002
                             13.172245           13.122923                -0.37%                  60           2001
                             12.252980           13.172245                 7.50%                  92           2000
                             11.684826           12.252980                 4.86%                  10           1999
                             10.000000           11.684826                16.85%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.346504           12.446927                20.30%              14,040           2004
Portfolios - Small Cap       7.608241            10.346504                35.99%              11,208           2003
Stock Index Portfolio:       10.000000           7.608241                -23.92%               2,511           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.583764            10.046653                 4.83%              25,592           2004
Responsible Growth Fund,     7.706045            9.583764                 24.37%              17,814           2003
Inc.: Initial Shares - Q/NQ  10.988353           7.706045                -29.87%              19,484           2002
                             14.380518           10.988353               -23.59%              19,294           2001
                             16.375662           14.380518               -12.18%               5,530           2000
                             12.754610           16.375662                28.39%               1,109           1999
                             10.000000           12.754610                27.55%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    11.088459           12.108868                 9.20%             119,481           2004
Inc.: Initial Shares - Q/NQ  8.751979            11.088459                26.70%             127,625           2003
                             11.421554           8.751979                -23.37%             124,740           2002
                             13.178151           11.421554               -13.33%              55,945           2001
                             14.716647           13.178151               -10.45%              31,664           2000
                             12.363055           14.716647                19.04%               8,725           1999
                             10.000000           12.363055                23.63%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.584069           12.010432                 3.68%              47,143           2004
Investment Fund              9.686029            11.584069                19.60%              43,783           2003
-Appreciation Portfolio:     11.783214           9.686029                -17.80%              62,864           2002
Initial Shares - Q/NQ        13.164923           11.783214               -10.50%               9,511           2001
                             13.424790           13.164923                -1.94%               2,574           2000
                             12.203505           13.424790                10.01%               1,610           1999
                             10.000000           12.203505                22.04%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.059789           12.153970                 9.89%                   0           2004
Investment Fund -            8.508841            11.059789                29.98%                   0           2003
Developing Leaders           10.659521           8.508841                -20.18%                   0           2002
Portfolio:  Initial Shares   10.000000           10.659521                 6.60%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.711818           13.874159                18.46%                   0           2004
Investment Fund -            8.702180            11.711818                34.58%                   0           2003
International Value          10.045118           8.702180                -13.37%                   0           2002
Portfolio: Initial Shares    10.000000           10.045118                 0.45%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.670489           12.958478                 2.27%             113,507           2004
- Federated Quality Bond     12.267458           12.670489                 3.29%             137,899           2003
Fund II: Primary Shares -    11.370764           12.267458                 7.89%             116,316           2002
Q/NQ                         10.666472           11.370764                 6.60%              32,080           2001
                             9.783812            10.666472                 9.02%               3,340           2000
                             10.000000           9.783812                 -2.16%                 153           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            13.099526           14.400930                 9.93%             145,971           2004
Insurance Products Fund -    10.191923           13.099526                28.53%             142,296           2003
VIP Equity-Income            12.440995           10.191923               -18.08%              87,945           2002
Portfolio: Service Class -   13.281731           12.440995                -6.33%              42,329           2001
Q/NQ                         12.423854           13.281731                 6.91%               6,473           2000
                             11.846486           12.423854                 4.87%               1,407           1999
                             10.000000           11.846486                18.46%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.345636           11.563600                 1.92%              83,238           2004
Insurance Products Fund -    8.657007            11.345636                31.06%              87,699           2003
VIP Growth Portfolio:        12.566043           8.657007                -31.11%              71,467           2002
Service Class - Q/NQ         15.476056           12.566043               -18.80%              40,149           2001
                             17.630000           15.476056               -12.22%              27,355           2000
                             13.010755           17.630000                35.50%               6,940           1999
                             10.000000           13.010755                30.11%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.426171            10.184506                 8.04%              57,564           2004
Insurance Products Fund -    7.521629            9.426171                 25.32%             179,911           2003
VIP High Income Portfolio:   7.354603            7.521629                  2.27%              42,591           2002
Service Class - Q/NQ         8.458245            7.354603                -13.05%              14,996           2001
                             11.072984           8.458245                -23.61%               2,753           2000
                             10.380632           11.072984                 6.67%                 654           1999
                             10.000000           10.380632                 3.81%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.941500           12.255881                12.01%               2,790           2004
Insurance Products Fund -    7.740990            10.941500                41.34%               3,364           2003
VIP Overseas Portfolio:      9.846083            7.740990                -21.38%               3,730           2002
Service Class - Q/NQ         12.672362           9.846083                -22.30%               3,824           2001
                             15.879549           12.672362               -20.20%               1,193           2000
                             11.293057           15.879549                40.61%                 275           1999
                             10.000000           11.293057                12.93%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.928889           12.242700                12.02%              19,740           2004
Insurance Products Fund -    7.729491            10.928889                41.39%               9,878           2003
VIP Overseas Portfolio:      10.000000           7.729491                -22.71%               5,889           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            13.923698           15.850782                13.84%             105,369           2004
Insurance Products Fund II   10.990756           13.923698                26.69%              86,257           2003
- VIP Contrafund(R)          12.294307           10.990756               -10.60%              59,999           2002
Portfolio: Service Class -   14.214337           12.294307               -13.51%              30,889           2001
Q/NQ                         15.437189           14.214337                -7.92%               7,020           2000
                             12.598299           15.437189                22.53%               2,939           1999
                             10.000000           12.598299                25.98%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.128708           10.428807                 2.96%               5,301           2004
Insurance Products Fund II   10.000000           10.128708                 1.29%                 207           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.693663            9.186413                  5.67%               6,508           2004
Insurance Products Fund      6.793127            8.693663                 27.98%               6,393           2003
III - VIP Growth             8.814543            6.793127                -22.93%               7,392           2002
Opportunities Portfolio:     10.438575           8.814543                -15.56%               7,860           2001
Service Class - Q/NQ         12.768758           10.438575               -18.25%               3,094           2000
                             12.417568           12.768758                 2.83%                 690           1999
                             10.000000           12.417568                24.18%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.593346           13.043195                12.51%               8,727           2004
Insurance Products Fund      7.443946            11.593346                55.74%               8,775           2003
III - VIP Value Strategies   10.000000           7.443946                -25.56%              23,961           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          12.491846           13.716055                 9.80%                   0           2004
Variable Insurance Trust -   8.895350            12.491846                40.43%                   0           2003
First Horizon Capital        11.075439           8.895350                -19.68%                   0           2002
Appreciation Portfolio -     10.000000           11.075439                10.75%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          9.498531            9.888564                  4.11%               1,201           2004
Variable Insurance Trust -   7.483427            9.498531                 26.93%               1,201           2003
First Horizon Core Stock     10.261319           7.483427                -27.07%                   0           2002
Portfolio - Q/NQ             10.000000           10.261319                 2.61%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton           10.286800           12.069294                17.33%                   0           2004
Variable Insurance           7.862698            10.286800                30.83%                   0           2003
Products Trust - Templeton   10.000000           7.862698                -21.37%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.790762           16.369372                18.70%               3,728           2004
International Value Fund:    10.000000           13.790762                37.91%               2,280           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    17.997152           20.557736                14.23%              34,420           2004
Index Fund: Class I - Q/NQ   13.541599           17.997152                32.90%              34,044           2003
                             16.199200           13.541599               -16.41%              30,900           2002
                             16.630966           16.199200                -2.60%              36,163           2001
                             14.624858           16.630966                13.72%               3,031           2000
                             12.253691           14.624858                19.35%                 172           1999
                             10.000000           12.253691                22.54%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     12.308733           13.375356                 8.67%              86,692           2004
Income Bond Fund: Class I    10.199226           12.308733                20.68%              32,218           2003
- Q/NQ                       10.010690           10.199226                 1.88%               9,448           2002
                             9.732895            10.010690                 2.85%               4,092           2001
                             14.247974           9.732895                 -9.46%                 333           2000
                             11.743342           14.247974                 1.85%                 179           1999
                             10.000000           11.743428                 5.55%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.091469           13.218203                19.17%                   0           2004
Emerging Markets Fund:       6.799600            11.091469                63.12%                 234           2003
Class I - Q/NQ               8.126945            6.799600                -16.33%                 234           2002
                             8.684823            8.126945                 -6.42%               1,830           2001
                             10.000000           8.684823                -13.15%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.240339           14.588946                19.19%              10,562           2004
Emerging Markets Fund:       7.505927            12.240339                63.08%               9,441           2003
Class III - Q/NQ             10.000000           7.505927                -24.94%               3,034           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.304239           14.710087                19.55%                 306           2004
Financial Services Fund:     8.812529            12.304239                39.62%                 306           2003
Class III - Q/NQ             10.000000           8.812529                -11.87%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gatmore GVIT Global     11.390883           12.124673                 6.44%               7,137           2004
Health Services Fund:        8.437976            11.390883                35.00%               8,038           2003
Class III - Q/NQ             10.000000           8.437976                -15.62%               1,778           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.933882            3.020641                  2.96%               1,148           2004
Technology and               1.914851            2.933882                 53.22%               1,230           2003
Communications Fund: Class   3.390760            1.914851                -43.53%               1,250           2002
I - Q/NQ                     5.998573            3.390760                -43.47%               1,268           2001
                             10.000000           5.998573                -40.01%                 123           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.916237           11.235308                 2.92%               6,360           2004
Technology and               7.126672            10.916237                53.17%              10,791           2003
Communications Fund: Class   10.000000           7.126672                -28.73%                  11           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.719497            12.466117                28.26%               9,645           2004
Utilities Fund: Class III    7.930578            9.719497                 22.56%                 415           2003
- Q/NQ                       10.000000           7.930578                -20.69%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.711565           12.955598                 1.92%             140,162           2004
Government Bond Fund:        12.626432           12.711565                 0.67%             171,854           2003
Class I - Q/NQ               11.526653           12.626432                 9.54%             173,812           2002
                             10.889287           11.526653                 5.85%              73,470           2001
                             9.802780            10.889287                11.08%              15,517           2000
                             10.170644           9.802780                 -3.62%               4,105           1999
                             10.000000           10.170644                 1.71%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    6.044444            6.452491                  6.75%              12,313           2004
Fund: Class I - Q/NQ         4.613524            6.044444                 31.02%               9,191           2003
                             6.557891            4.613524                -29.65%               8,674           2002
                             9.246358            6.557891                -29.08%               6,978           2001
                             12.750810           9.246358                -27.48%              18,473           2000
                             12.388810           12.750810                 2.92%               2,624           1999
                             10.000000           12.388810                23.89%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.510418            7.337885                 12.71%               6,551           2004
International Growth Fund:   4.863546            6.510418                 33.86%               6,636           2003
Class I - Q/NQ               6.492772            4.863546                -25.09%               6,636           2002
                             9.220640            6.492772                -29.58%               6,713           2001
                             10.000000           9.220640                 -7.79%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.374988           11.709868                12.87%               1,239           2004
International Growth Fund:   7.767159            10.374988                33.58%                   0           2003
Class III - Q/NQ             10.000000           7.767159                -22.33%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.574381           10.922479                 3.29%              65,097           2004
Investor Destinations        9.928642            10.574381                 6.50%             113,595           2003
Conservative Fund: Class     10.000000           9.928642                 -0.71%              76,767           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.689699           11.306072                 5.77%             109,546           2004
Investor Destinations        9.525559            10.689699                12.22%              80,477           2003
Moderately Conservative      10.000000           9.525559                 -4.74%              17,906           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.699107           11.567029                 8.11%             189,867           2004
Investor Destinations        9.029424            10.699107                18.49%             184,335           2003
Moderate Fund: Class II -    10.000000           9.029424                 -9.71%              34,989           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.727781           11.868786                10.64%              54,266           2004
Investor Destinations        8.582311            10.727781                25.00%              35,399           2003
Moderately Aggressive        10.000000           8.582311                -14.18%               1,940           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.712555           12.056354                12.54%              16,935           2004
Investor Destinations        8.230619            10.712555                30.15%              18,292           2003
Aggressive Fund: Class II    10.000000           8.230619                -17.69%               1,675           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   11.222685           12.775771                13.84%              21,342           2004
Growth Fund: Class I - Q/NQ  8.113826            11.222685                38.32%              21,654           2003
                             13.052260           8.113826                -37.84%              12,105           2002
                             18.977298           13.052260               -31.22%               7,065           2001
                             22.720430           18.977298               -16.47%               4,355           2000
                             12.459415           22.720430                82.36%               1,329           1999
                             10.000000           12.459415                24.59%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     11.121610           11.066094                -0.50%              97,081           2004
Market Fund: Class I - Q/NQ  11.198034           11.121610                -0.68%              66,553           2003
                             11.209725           11.198034                -0.10%             197,339           2002
                             10.963142           11.209725                 2.25%              89,467           2001
                             10.475448           10.963142                 4.66%              13,070           2000
                             10.122671           10.475448                 3.49%                  35           1999
                             10.000000           10.122671                 1.23%                   0           1998
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.901442           11.808950                 8.32%              50,497           2004
Nationwide Fund: Class I -   8.661797            10.901442                25.86%              54,654           2003
Q/NQ                         10.618745           8.661797                -18.43%              46,941           2002
                             12.201684           10.618745               -12.97%              25,866           2001
                             12.629301           12.201684                -3.39%              19,726           2000
                             11.964909           12.629301                 5.55%               4,083           1999
                             10.000000           11.964909                19.65%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.313504           13.262583                17.23%               2,310           2004
Nationwide Leaders Fund:     9.126509            11.313504                23.96%               1,498           2003
Class III - Q/NQ             10.000000           9.126509                 -8.73%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.263226           12.500413                10.98%               3,580           2004
Growth Leaders Fund: Class   7.487992            11.263226                50.42%               6,138           2003
III - Q/NQ                   10.000000           7.487992                -25.12%               6,226           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           9.770899            11.154684                14.16%                 814           2004
Worldwide Leaders Fund:      7.275861            9.770899                 34.29%               1,453           2003
Class I - Q/NQ               9.880402            7.275861                -26.36%               2,407           2002
                             12.330829           9.880402                -19.87%               2,414           2001
                             14.247974           12.330829               -13.46%                 511           2000
                             10.743428           14.247974                21.33%                  36           1999
                             10.000000           10.743428                17.43%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.566822           15.488203                14.16%               1,128           2004
Worldwide Leaders Fund:      10.000000           13.566822                35.67%                 750           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.912822           14.454824                11.94%              22,042           2004
Fund: Class I - Q/NQ         9.743886            12.912822                32.52%              23,553           2003
                             14.798640           9.743886                -34.16%              17,713           2002
                             16.817775           14.798640               -12.01%              11,543           2001
                             20.324927           16.817775               -17.26%                 887           2000
                             10.000000           20.324927               103.25%                 105           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    24.552470           28.425391                15.77%              30,212           2004
Fund: Class I - Q/NQ         15.858883           24.552470                54.82%              36,641           2003
                             22.060369           15.858883               -28.11%              30,843           2002
                             17.425261           22.060369                26.60%              38,208           2001
                             15.875478           17.425261                 9.76%               2,053           2000
                             12.581999           15.875478                26.18%                  59           1999
                             10.000000           12.581999                25.82%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      19.193041           22.547136                17.48%              40,900           2004
Fund: Class I - Q/NQ         13.789861           19.193041                39.18%              34,534           2003
                             16.900322           13.789861               -18.40%              33,228           2002
                             18.354971           16.900322                -7.93%              16,793           2001
                             17.076087           18.354971                 7.49%               4,789           2000
                             12.012761           17.076087                42.15%                 773           1999
                             10.000000           12.012761                20.13%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        10.140642           10.858711                 7.08%              46,140           2004
Balanced Fund: Class I -     8.676428            10.140642                16.88%              44,315           2003
Q/NQ                         10.025137           8.676428                -13.45%              46,682           2002
                             10.545461           10.025137                -4.93%              17,690           2001
                             10.721257           10.545461                -1.64%                 252           2000
                             10.768931           10.721257                -0.44%                  16           1999
                             10.000000           10.768931                 7.69%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         10.222862           11.855672                15.97%              19,233           2004
Comstock Value Fund: Class   7.880333            10.222862                29.73%              14,591           2003
I - Q/NQ                     10.666092           7.880333                -26.12%              15,166           2002
                             12.302565           10.666092               -13.30%               3,842           2001
                             13.945030           12.302565               -11.78%                 214           2000
                             11.923848           13.945030                16.95%                   0           1999
                             10.000000           11.923848                19.24%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   13.179840           13.858482                 5.15%              27,287           2004
Sector Bond Fund: Class I    11.910299           13.179840                10.66%              28,963           2003
- Q/NQ                       11.255907           11.910299                 5.81%              38,469           2002
                             10.946464           11.255907                 2.83%              12,216           2001
                             10.496386           10.946464                 4.29%                 154           2000
                             10.471735           10.496386                 0.24%                   8           1999
                             10.000000           10.471735                 4.72%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.385394                13.85%               4,055           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.181859            7.197845                 16.43%              58,140           2004
Portfolio: Service Shares    5.209227            6.181859                 18.67%              61,667           2003
- Q/NQ                       6.277859            5.209227                -17.02%              63,723           2002
                             8.137529            6.277859                -22.85%              38,433           2001
                             10.000000           8.137529                -18.62%              15,435           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.390832            3.365706                 -0.74%              18,224           2004
Global Technology            2.345410            3.390832                 44.57%              19,374           2003
Portfolio: Service Shares    4.023106            2.345410                -41.70%              20,320           2002
- Q/NQ                       6.503356            4.023106                -38.14%              20,880           2001
                             10.000000           6.503356                -34.97%               7,886           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.300510           10.251543                -0.48%               4,388           2004
Global Technology            7.092920            10.300510                45.22%               6,238           2003
Portfolio: Service II        10.000000           7.092920                -29.07%               5,896           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         6.010319            7.040734                 17.14%              24,712           2004
International Growth         4.526318            6.010319                 32.79%              28,179           2003
Portfolio: Service Shares    6.177123            4.526318                -26.72%              30,657           2002
- Q/NQ                       8.174255            6.177123                -24.43%              44,525           2001
                             10.000000           8.174255                -18.26%               8,355           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.279042           12.043732                17.17%              10,644           2004
International Growth         7.740287            10.279042                32.80%              10,298           2003
Portfolio: Service II        10.000000           7.740287                -22.60%               8,784           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.195325           14.139002                15.94%                   0           2004
Risk-Managed Core            10.000000           12.195325                21.95%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.786036           14.615636                14.31%              17,558           2004
Management Trust - AMT       9.831629            12.786036                30.05%              18,356           2003
Guardian Portfolio - Q/NQ    13.543264           9.831629                -27.41%              19,051           2002
                             13.932809           13.543264                -2.80%               6,855           2001
                             13.957433           13.932809                -0.18%                  85           2000
                             12.303831           13.957433                13.44%                  94           1999
                             10.000000           12.303831                23.04%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.012296           9.959135                 -0.53%               5,814           2004
Management Trust - AMT       10.000000           10.012296                 0.12%               8,001           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.459670           14.303234                14.80%              29,974           2004
Management Trust - AMT       9.856745            12.459670                26.41%              30,326           2003
Mid-Cap Growth Portfolio:    14.133513           9.856745                -30.26%              27,002           2002
Class I - Q/NQ               19.004946           14.133513               -25.63%              21,075           2001
                             20.806301           19.004946                -8.66%               6,999           2000
                             13.698179           20.806301                51.89%                 206           1999
                             10.000000           13.698179                36.98%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    11.917079           13.994117                17.43%               7,614           2004
Management Trust - AMT       8.937773            11.917079                33.33%               1,536           2003
Partners Portfolio - Q/NQ    11.937762           8.937773                -25.13%               1,720           2002
                             12.447943           11.937762                -4.10%               1,709           2001
                             12.523110           12.447943                -0.60%               1,241           2000
                             11.817120           12.523110                 5.97%                 528           1999
                             10.000000           11.817120                18.17%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.285193                12.85%                  39           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         12.328183           14.574407                18.22%              24,615           2004
Account Funds -              9.945321            12.328183                23.96%              25,090           2003
Oppenheimer Aggressive       13.954638           9.945321                -28.73%              16,933           2002
Growth Fund/VA:              20.572328           13.954638               -32.17%              11,507           2001
Non-Service Shares - Q/NQ    23.481073           20.572328               -12.39%               7,789           2000
                             12.956986           23.481073                81.22%               1,811           1999
                             10.000000           12.956986                29.57%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.130159           14.913859                 5.55%             114,000           2004
Account Funds -              10.933007           14.130159                29.24%             111,684           2003
Oppenheimer Capital          15.145026           10.933007               -27.81%              89,193           2002
Appreciation Fund/VA:        17.553551           15.145026               -13.72%              35,386           2001
Non-Service Shares - Q/NQ    17.824624           17.553551                -1.52%               9,855           2000
                             12.748581           17.824624                39.82%               1,857           1999
                             10.000000           12.748581                27.49%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.961533            10.540076                17.61%              52,090           2004
Account Funds -              6.348332            8.961533                 41.16%              61,116           2003
Oppenheimer Global           8.260515            6.348332                -23.15%              64,611           2002
Securities Fund/VA:          9.515462            8.260515                -13.19%              14,573           2001
Non-Service Shares - Q/NQ    10.000000           9.515462                 -4.85%               6,409           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.228585           16.739434                17.65%              34,311           2004
Account Funds -              10.000000           14.228585                42.29%              20,902           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.676116           12.614486                 8.04%             107,499           2004
Account Funds -               9.335444           11.676116                25.07%              93,641           2003
Oppenheimer Main Street(R)   11.648072           9.355444                -19.85%              81,370           2002
Fund/VA: Non-Service         13.137180           11.648072               -11.34%              42,758           2001
Shares - Q/NQ                14.589572           13.137180                -9.96%              21,732           2000
                             12.145122           14.589572                20.13%               2,585           1999
                             10.000000           12.145122                21.45%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      9.089190            10.605635                16.68%              77,595           2004
II, Inc.: Investor Class -   6.721420            9.089190                 35.23%              71,709           2003
Q/NQ                         9.305769            6.721420                -27.77%              66,440           2002
                             9.791721            9.305769                 -4.96%              27,470           2001
                             10.000000           9.791721                 -2.08%                 345           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                23.653460           25.695091                 8.63%               1,473           2004
Institutional Funds, Inc.    18.742335           23.653460                26.20%              16,575           2003
- Emerging Markets Debt      17.385852           18.742335                 7.80%              17,279           2002
Portfolio: Class I - Q/NQ    16.000072           17.385852                 8.66%               4,096           2001
                             14.552579           16.000072                 9.95%                   0           2000
                             11.396332           14.552579                27.70%                   0           1999
                             10.000000           11.393332                13.96%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.219258           11.840306                15.86%                   0           2004
Institutional Funds, Inc.    8.125827            10.219258                25.76%                   0           2003
- International Magnum       10.000000           8.125827                -18.74%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.713308            6.856906                 20.02%              10,366           2004
Institutional Funds, Inc.    4.083152            5.713308                 39.92%               3,392           2003
- Mid Cap Growth             6.009420            4.083152                -32.05%               2,634           2002
Portfolio: Class I- Q/NQ     8.614274            6.009420                -30.24%               2,873           2001
                             10.000000           8.614274                -13.86%                 249           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                18.649157           25.106035                34.62%              26,072           2004
Institutional Funds, Inc.    13.740303           18.649157                35.73%              22,283           2003
- U.S. Real Estate           14.031746           13.740303                -2.08%              23,231           2002
Portfolio: Class I - Q/NQ    12.943746           14.031746                 8.41%               3,218           2001
                             12.453337           12.943746                 3.94%               1,015           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            19.394982           24.099223                24.25%               2,434           2004
Insurance Trust -            12.744182           19.394982                52.19%               3,704           2003
Worldwide Emerging Markets   13.298062           12.744182                -4.17%               1,622           2002
Fund: Initial Class - Q/NQ   13.722894           13.298062                -3.10%              36,453           2001
                             23.915562           13.722894               -42.62%                 680           2000
                             12.097773           23.915562                97.69%                 672           1999
                             10.000000           12.097773                20.98%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.618420                26.18%                  73           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            16.826365           20.631596                22.61%                   0           2004
Insurance Trust -            11.774488           16.826365                42.91%               1,454           2003
Worldwide Hard Assets        12.277582           11.774488                -4.10%                   0           2002
Fund: Initial Class - Q/NQ   13.891206           12.277582               -11.62%                   0           2001
                             12.632809           13.891206                 9.96%               1,764           2000
                             10.577601           12.632809                19.43%                 542           1999
                             10.000000           10.577601                 5.78%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.475588                24.76%                 871           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.778755            10.584568                 8.24%               5,511           2004
Funds - Diversified Stock    7.340505            9.778755                 33.22%               5,595           2003
Fund: Class A - Q/NQ         9.714847            7.340505                -24.44%               5,746           2002
                             9.812366            9.714847                 -0.99%              10,406           2001
                             10.055109           9.812366                 -2.41%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.35%)

   (Variable account charges of 1.35% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.410838                  9.981981            6.07%               3,476           2004
Funds- AIM V.I. Balanced     8.198152                  9.410838           14.79%               5,442           2003
Fund: Series I Shares -      10.024630                 8.198152          -18.22%               5,833           2002
Q/NQ                         10.000000                10.024630            0.25%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.991455                  9.284631            3.26%               1,655           2004
Funds- AIM V.I. Blue Chip    7.283152                  8.991455            3.41%               2,031           2003
Fund: Series I Shares -      9.998756                  7.283152          -27.16%               2,491           2002
Q/NQ                         10.000000                 9.998756           -0.01%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.821960                 10.331386            5.19%                   0           2004
Funds- AIM V.I. Capital      7.687034                  9.821960           27.77%                   0           2003
Appreciation Fund: Series    10.301414                 7.687034          -25.38%                   0           2002
I Shares - Q/NQ              10.000000                10.301414            3.01%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.164266                10.926381            7.50%                 206           2004
Funds- AIM V.I. Core Stock   8.281007                 10.164266           22.74%                 206           2003
Fund: Series I Shares -      9.943999                  8.281007          -16.72%                 206           2002
Q/NQ                         10.000000                 9.943999           -0.56%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.422497                12.750019           22.33%                   0           2004
Funds - AIM V.I.             8.185996                 10.422497           27.32%                   0           2003
International Growth Fund:   10.000000                 8.185996          -18.14%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.567985                  8.940192            4.34%               3,991           2004
Funds- AIM V.I. Premier      6.943670                  8.567985           23.39%               4,614           2003
Equity Fund: Series I        10.092825                 6.943670          -31.20%               4,849           2002
Shares - Q/NQ                10.000000                10.092825            0.93%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    11.783152                13.134404           11.47%              67,081           2004
Portfolios, Inc. -           9.233843                 11.783152           27.61%              73,045           2003
American Century VP Income   11.609139                 9.233843          -20.46%              57,467           2002
& Growth Fund: Class I -     12.841696                11.609139           -9.60%              26,371           2001
Q/NQ                         14.562313                12.841696          -11.82%               3,122           2000
                             12.507622                14.562313           16.43%               1,354           1999
                             10.000000                12.507622           25.08%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.790402                12.233397           13.37%               7,448           2004
Portfolios, Inc. -           8.784787                 10.790402           22.83%              10,728           2003
American Century VP          11.183425                 8.784787          -21.45%              13,215           2002
International Fund: Class    16.007673                11.183425          -30.14%              16,672           2001
I - Q/NQ                     19.508116                16.007673          -17.94%               3,482           2000
                             12.054452                19.508116           61.81%                  15           1999
                             10.000000                12.054452           20.54%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.877676            11.213855                13.53%              24,643           2004
Portfolios, Inc. -           8.041711            9.877676                 22.83%              21,229           2003
American Century VP          10.000000           8.041711                -19.58%              14,703           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.814730            10.715894                 9.18%               4,464           2004
Portfolios, Inc. -           7.965608            9.814730                 23.21%               3,862           2003
American Century VP Ultra    10.000000           7.965608                -20.34%                 212           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    15.684387           17.690426                12.79%             113,624           2004
Portfolios, Inc. -           12.328634           15.684387                27.22%             100,113           2003
American Century VP Value    14.302552           12.328634               -13.80%              80,958           2002
Fund: Class I - Q/NQ         12.851555           14.302552                11.29%              30,987           2001
                             11.026014           12.851555                16.56%               2,805           2000
                             11.272705           11.026014                -2.19%                  19           1999
                             10.000000           11.272705                12.73%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.230418           10.678747                 4.38%              27,052           2004
Portfolios II, Inc. -        10.000000           10.230418                 2.30%              13,594           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.793882            10.812441                10.40%               3,360           2004
Funds - BB&T Capital         7.912177            9.793882                 23.78%               4,453           2003
Manager Equity VIF - Q/NQ    10.185413           7.912177                -22.32%               5,157           2002
                             10.000000           10.185413                 1.85%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.825122            10.969626                11.65%              11,267           2004
Funds - BB&T Large Cap       8.056558            9.825122                 21.95%               9,471           2003
Value VIF - Q/NQ             10.163417           8.056558                -20.73%               9,025           2002
                             10.000000           10.163417                 1.63%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      8.919679            9.294477                  4.20%               4,724           2004
Funds - BB&T Large Company   7.062559            8.919679                 26.30%               6,867           2003
Growth VIF - Q/NQ            10.297037           7.062559                -31.41%               7,504           2002
                             10.000000           10.297037                 2.97%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      11.145666           12.885806                15.61%               5,688           2004
Funds - BB&T Mid Cap         8.272895            11.145666                34.73%               2,532           2003
Growth VIF - Q/NQ            10.482938           8.272895                -21.08%               2,819           2002
                             10.000000           10.482938                 4.83%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        11.023006           12.830448                16.40%                   0           2004
Global Small Cap Portfolio   7.567283            11.023006                45.67%                   0           2003
- Q/NQ                       11.650462           7.567283                -35.05%                   0           2002
                             16.550469           11.650462               -29.61%                   0           2001
                             20.695562           16.550469               -20.03%                   0           2000
                             12.830950           20.695562                61.29%                   0           1999
                             10.000000           12.830950                28.31%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.160926           11.501532                13.19%                   0           2004
International Focus          7.738943            10.160926                31.30%                   0           2003
Portfolio - Q/NQ             9.794534            7.738943                -20.99%                   0           2002
                             12.775184           9.794534                -23.33%                   0           2001
                             17.474463           12.775184               -26.89%                   0           2000
                             11.544672           17.474463                51.36%                   0           1999
                             10.000000           11.544672                15.45%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        12.488291           13.717212                 9.84%                 134           2004
Large Cap Value Portfolio    10.113964           12.488291                23.48%                 134           2003
- Q/NQ                       13.331498           10.113964               -24.13%                 134           2002
                             13.388420           13.331498                -0.43%                 134           2001
                             12.460330           13.388420                 7.45%                 134           2000
                             11.888597           12.460330                 4.81%                   0           1999
                             10.000000           11.888597                18.89%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.337754           12.430106                20.24%               9,402           2004
Portfolios - Small Cap       7.605654            10.337754                35.92%               6,888           2003
Stock Index Portfolio:       10.000000           7.605654                -23.94%                 363           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.576172            10.033608                 4.78%              36,964           2004
Responsible Growth Fund,     7.703845            9.576172                 24.30%              33,812           2003
Inc.: Initial Shares - Q/NQ  10.990787           7.703845                -29.91%              27,346           2002
                             14.391057           10.990787               -23.63%              14,453           2001
                             16.395915           14.391057               -12.23%               2,430           2000
                             12.776857           16.395915                28.33%                 254           1999
                             10.000000           12.776857                27.77%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    11.143887           12.163248                 9.15%             182,872           2004
Inc.: Initial Shares - Q/NQ  8.800186            11.143887                26.63%             173,876           2003
                             11.490304           8.800186                -23.41%             160,625           2002
                             13.264252           11.490304               -13.67%             112,885           2001
                             14.820270           13.264252               -10.50%              18,320           2000
                             12.456413           14.820270                18.98%               2,222           1999
                             10.000000           12.456413                24.56%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.723937           12.149293                 3.63%              40,204           2004
Investment Fund              9.807948            11.723937                19.54%              33,904           2003
-Appreciation Portfolio:     11.937596           9.807948                -17.84%              28,960           2002
Initial Shares - Q/NQ        13.344202           11.937596               -10.54%              15,407           2001
                             13.614453           13.344202                -1.99%                 716           2000
                             12.382184           13.614453                 9.95%                   0           1999
                             10.000000           12.382184                23.82%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.047886           12.134740                 9.84%               1,280           2004
Investment Fund -            8.503992            11.047886                29.91%               1,711           2003
Developing Leaders           10.658854           8.503992                -20.22%               1,734           2002
Portfolio: Initial Shares    10.000000           10.658854                 6.59%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.699217           13.852221                18.40%                   0           2004
Investment Fund -            8.697218            11.699217                34.52%                   0           2003
International Value          10.044488           8.697218                -13.41%                   0           2002
Portfolio: Initial Shares    10.000000           10.044488                 0.44%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.640599           12.921360                 2.22%             124,299           2004
- Federated Quality Bond     12.244728           12.640599                 3.23%             121,796           2003
Fund II: Primary Shares -    11.355438           12.244728                 7.83%             102,978           2002
Q/NQ                         10.657518           11.355438                 6.55%              72,571           2001
                             9.780523            10.657518                 8.97%               2,458           2000
                             10.000000           9.780523                 -2.19%                  26           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            13.017728           14.303761                 9.88%             149,964           2004
Insurance Products Fund -    10.133398           13.017728                28.46%             142,242           2003
VIP Equity - Income          12.375831           10.133398               -18.12%             122,376           2002
Portfolio: Service Class -   13.218906           12.375831                -6.38%              53,268           2001
Q/NQ                         12.371310           13.218906                 6.85%               2,547           2000
                             11.802357           12.371310                 4.82%                 339           1999
                             10.000000           11.802357                18.02%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.226098           11.435966                 1.87%             151,032           2004
Insurance Products Fund -    8.570136            11.226098                30.99%             133,333           2003
VIP Growth Portfolio:        12.446254           8.570136                 31.14%             130,612           2002
Service Class - Q/NQ         15.336364           12.446254               -18.84%              90,976           2001
                             17.479679           15.336364               -12.26%              14,284           2000
                             12.906358           17.479679                35.43%               1,835           1999
                             10.000000           12.906358                29.06%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.532130            10.293759                 7.99%              73,295           2004
Insurance Products Fund -    7.610038            9.532130                 25.26%              79,682           2003
VIP High Income Portfolio:   7.444808            7.610038                  2.22%              35,017           2002
Service Class - Q/NQ         8.566348            7.444808                -13.09%              24,627           2001
                             11.220168           8.566348                -23.65%               1,693           2000
                             10.523939           11.220168                 6.62%                  43           1999
                             10.000000           10.523939                 5.24%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.770648           13.177961                11.96%               3,064           2004
Insurance Products Fund -    8.331809            11.770648                41.27%               3,343           2003
VIP Overseas Portfolio:      10.602942           8.331809                -21.42%               3,817           2002
Service Class - Q/NQ         13.653448           10.602942               -22.34%               3,955           2001
                             17.117558           13.653448               -20.24%               1,338           2000
                             12.179658           17.117558                40.54%                 188           1999
                             10.000000           12.179658                21.80%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.919656           12.226160                11.96%              17,481           2004
Insurance Products Fund -    7.726868            10.919656                41.32%              11,259           2003
VIP Overseas Portfolio:      10.000000           7.726868                -22.73%               5,273           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            14.098807           16.041996                13.78%              87,867           2004
Insurance Products Fund II   11.134608           14.098807                26.62%              75,227           2003
- VIP Contrafund(R)            12.461548           11.134608               -10.65%              49,624           2002
Portfolio: Service Class -   14.415058           12.461548               -13.55%              23,751           2001
Q/NQ                         15.663065           14.415058                -7.97%               5,494           2000
                             12.789109           15.663065                22.47%                  75           1999
                             10.000000           12.789109                27.89%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.125285           10.419995                 2.91%              11,088           2004
Insurance Products Fund II   10.000000           10.125285                 1.25%               2,511           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.590785            9.073103                  5.61%              11,172           2004
Insurance Products Fund      6.716136            8.590785                 27.91%               8,022           2003
III - VIP Growth             8.719070            6.716136                -22.97%               7,047           2002
Opportunities Portfolio:     10.330777           8.719070                -15.60%               6,575           2001
Service Class - Q/NQ         12.643267           10.330777               -18.29%                 918           2000
                             12.301762           12.643267                 2.78%                 104           1999
                             10.000000           12.301762                23.02%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.583541           13.025568                12.45%               6,624           2004
Insurance Products Fund      7.441418            11.583541                55.66%              44,482           2003
III - VIP Value Strategies   10.000000           7.441418                -25.59%                 244           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          12.477135           13.692973                 9.74%                   0           2004
Variable Insurance Trust -   8.889372            12.477135                40.36%                   0           2003
First Horizon Capital        11.073628           8.889372                -19.72%                   0           2002
Appreciation Portfolio -     10.000000           11.073628                10.74%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          9.487340            9.871918                  4.05%               2,361           2004
Variable Insurance Trust -   7.478403            9.487340                 26.86%               2,252           2003
First Horizon Core Stock     10.259637           7.478403                -27.11%               2,172           2002
Portfolio - Q/NQ             10.000000           10.259637                 2.60%                  89           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton           10.278099           12.052978                17.27%                   0           2004
Variable Insurance           7.860031            10.278099                30.76%                   0           2003
Products Trust - Templeton   10.000000           7.860031                -21.40%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.786097           16.355551                18.64%               1,934           2004
International Value Fund:    10.000000           13.786097                37.86%                  52           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    17.940543           20.482702                14.17%              59,334           2004
Index Fund: Class I - Q/NQ   13.505833           17.940543                32.84%              53,742           2003
                             16.164624           13.505833               -16.45%              44,514           2002
                             16.603938           16.164624                -2.65%              17,526           2001
                             14.608445           16.603938                13.66%                 931           2000
                             12.246138           14.608445                19.29%                   0           1999
                             10.000000           12.246138                22.46%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     12.019681           13.054643                 8.61%              31,168           2004
Income Bond Fund: Class I    9.964745            12.019681                20.62%              29,691           2003
- Q/NQ                       9.785504            9.964745                  1.83%              23,553           2002
                             9.518824            9.785504                  2.80%               8,216           2001
                             10.519004           9.518824                 -9.51%                 283           2000
                             10.333294           10.519004                 1.80%                   0           1999
                             10.000000           10.333294                 3.33%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.073210           13.189746                19.11%                 281           2004
Emerging Markets Fund:       6.791842            11.073210                63.04%                 501           2003
Class I - Q/NQ               8.121795            6.791842                -16.38%                 553           2002
                             8.683765            8.121795                 -6.47%                 588           2001
                             10.000000           8.683765                -13.16%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.229998           14.569246                19.13%               6,864           2004
Emerging Markets Fund:       7.503370            12.229998                62.99%               7,400           2003
Class III - Q/NQ             10.000000           7.503370                -24.97%               1,563           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.292215           14.688267                19.49%                 892           2004
Financial Services Fund:     8.808359            12.292215                39.55%                 895           2003
Class III - Q/NQ             10.000000           8.808359                -11.92%                  38           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.379720           12.106650                 6.39%               6,071           2004
Health Sciences Fund:        8.433972            11.379720                34.93%               2,073           2003
Class III - Q/NQ             10.000000           8.433972                -15.66%               1,079           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.929016            3.014096                  2.90%               2,284           2004
Technology and               1.912655            2.929016                 53.14%               2,410           2003
Communications Fund: Class   3.388600            1.912655                -43.56%               2,689           2002
I - Q/NQ                     5.997839            3.388600                -43.50%               1,555           2001
                             10.000000           5.997839                -40.02%                  44           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.907006           11.220122                 2.87%               1,991           2004
Technology and               7.124249            10.907006                53.10%               1,974           2003
Communications Fund: Class   10.000000           7.124249                -28.76%                 120           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.710005            12.447637                28.19%                 304           2004
Utilities Fund: Class III    7.926832            9.710005                 22.50%              11,052           2003
- Q/NQ                       10.000000           7.926832                -20.73%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.275758           12.505084                 1.87%             187,791           2004
Government Bond Fund:        12.199721           12.275758                 0.62%             214,001           2003
Class I - Q/NQ               11.142753           12.199721                 9.49%             229,688           2002
                             10.531983           11.142753                 5.80%             100,663           2001
                             9.485894            10.531983                11.03%               7,797           2000
                             9.846859            9.485894                 -3.67%                 234           1999
                             10.000000           9.846859                 -1.535                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    6.050040            6.455208                  6.70%              22,351           2004
Fund: Class I - Q/NQ         4.620133            6.050040                 30.95%               7,138           2003
                             6.570618            4.620133                -29.68%               5,278           2002
                             9.269045            6.570618                -29.11%               3,201           2001
                             12.788549           9.269045                -27.52%               1,478           2000
                             12.431774           12.788549                 2.87%               1,457           1999
                             10.000000           12.431774                24.32%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.499712            7.322103                 12.65%                 669           2004
International Growth Fund:   4.858005            6.499712                 33.79%                 759           2003
Class I - Q/NQ               6.488671            4.858005                -25.13%                 759           2002
                             9.219512            6.488671                -29.62%                 707           2001
                             10.000000           9.219512                 -7.80%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.366220           11.694054                12.81%                 750           2004
International Growth Fund:   7.764530            10.366220                33.51%                 577           2003
Class III - Q/NQ             10.000000           7.764530                -22.35%                 286           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.564049           10.906285                 3.24%              81,575           2004
Investor Destinations        9.923961            10.564049                 6.45%              68,783           2003
Conservative Fund: Class     10.000000           9.923961                 -0.76%              48,119           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.679239           11.289284                 5.71%              52,186           2004
Investor Destinations        9.521061            10.679239                12.16%              44,109           2003
Moderately Conservative      10.000000           9.521061                 -4.79%              21,619           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.688646           11.549873                 8.06%             182,128           2004
Investor Destinations        9.025163            10.688646                18.43%             162,419           2003
Moderate Fund: Class II -    10.000000           9.025163                 -9.75%              86,679           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.717277           11.851157                10.58%             114,412           2004
Investor Destinations        8.578257            10.717277                24.94%              86,643           2003
Moderately Aggressive        10.000000           8.578257                -14.22%              39,530           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.702064           12.038453                12.49%              33,136           2004
Investor Destinations        8.226725            10.702064                30.09%              27,505           2003
Aggressive Fund: Class II    10.000000           8.226725                -17.73%              14,969           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   11.375146           12.942757                13.78%              20,709           2004
Growth Fund: Class I - Q/NQ  8.228218            11.375146                38.25%              20,997           2003
                             13.242999           8.228218                -37.87%              25,810           2002
                             19.264494           13.242999               -31.26%              10,223           2001
                             23.075929           19.264494               -16.52%               2,345           2000
                             12.660760           23.075929                82.26%                   0           1999
                             10.000000           12.660760                26.61%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     11.056941           10.996174                -0.55%             194,225           2004
Market Fund Class I - Q/NQ   11.138565           11.056941                -0.73%             189,190           2003
                             11.155845           11.138565                -0.15%             272,762           2002
                             10.916008           11.155845                 2.20%             122,103           2001
                             10.435669           10.916008                 4.60%               5,456           2000
                             10.089342           10.435669                 3.43%                 193           1999
                             10.000000           10.089342                 0.89%                   0           1998
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.892809           11.793631                 8.27%              59,918           2004
Nationwide Fund: Class I -   8.659317            10.892809                25.79%              62,836           2003
Q/NQ                         10.621089           8.659317                -18.47%              53,418           2002
                             12.210612           10.621089               -13.02%              36,814           2001
                             12.644908           12.210612                -3.43%               6,477           2000
                             11.985762           12.644908                 5.50%                 307           1999
                             10.000000           11.985762                19.86%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.302428           13.242898                17.17%               4,810           2004
Nationwide Leaders Fund:     9.122198            11.302428                23.90%               4,745           2003
Class III - Q/NQ             10.000000           9.122198                 -8.78%                 553           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.252208           12.481854                10.93%               6,393           2004
Growth Leaders Fund: Class   7.484456            11.252208                50.34%               6,833           2003
III - Q/NQ                   10.000000           7.484456                -25.16%               4,047           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.128863           11.557498                14.10%               1,503           2004
Worldwide Leaders Fund:      7.546232            10.128863                34.22%               1,921           2003
Class I - Q/NQ               10.252768           7.546232                -26.40%               5,492           2002
                             12.802092           10.252768               -19.91%                 904           2001
                             14.799960           12.802092               -13.50%                 103           2000
                             12.204564           14.799960                21.27%                 102           1999
                             10.000000           12.204564                22.05%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.562236           15.475126                14.10%               5,813           2004
Worldwide Leaders Fund:      10.000000           13.562236                35.62%               4,660           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.882319           14.413376                11.88%              32,831           2004
Fund: Class I - Q/NQ         9.725788            12.882319                32.46%              30,926           2003
                             14.778663           9.725788                -34.19%              24,363           2002
                             16.803658           14.778663               -12.05%               9,723           2001
                             20.318124           16.803658               -17.30%               1,212           2000
                             10.000000           20.318124               103.18%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    25.218705           29.181930                15.72%              63,327           2004
Fund: Class I - Q/NQ         16.297452           25.218705                54.74%              62,459           2003
                             22.681958           16.297452               -28.15%              49,824           2002
                             17.925387           22.681958                26.54%              21,803           2001
                             16.339365           17.925387                 9.71%               1,261           2000
                             12.956203           16.339365                26.11%                  86           1999
                             10.000000           12.956203                29.56%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      19.308104           22.670814                17.42%              36,254           2004
Fund: Class I - Q/NQ         13.879545           19.308104                39.11%              34,922           2003
                             17.018889           13.879545               -18.45%              25,539           2002
                             18.493168           17.018889                -7.97%              10,574           2001
                             17.213333           18.493168                 7.44%               4,379           2000
                             12.115436           17.213333                42.08%                   0           1999
                             10.000000           12.115436                21.15%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        10.022752           10.727032                 7.03%              49,245           2004
Balanced Fund: Class I -     8.579903            10.022752                16.82%              43,567           2003
Q/NQ                         9.918634            8.579903                -13.50%              26,421           2002
                             10.438746           9.918634                 -4.98%              10,357           2001
                             10.618109           10.438746                -1.69%               1,879           2000
                             10.670741           10.618109                -0.49%                 201           1999
                             10.000000           10.670741                 6.71%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         10.124293           11.735400                15.91%              16,837           2004
Comstock Value Fund: Class   7.808298            10.124293                29.66%               9,394           2003
I - Q/NQ                     10.573946           7.808298                -26.16%               6,312           2002
                             12.202501           10.573946               -13.35%               5,216           2001
                             13.838584           12.202501               -11.82%                 139           2000
                             11.838823           13.838584                16.89%                   0           1999
                             10.000000           11.838823                18.39%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.854836           13.509902                 5.10%              30,237           2004
Sector Bond Fund: Class I    11.622486           12.854836                10.60%              26,516           2003
- Q/NQ                       10.989466           11.622486                 5.76%              17,458           2002
                             10.692772           10.989466                 2.77%               5,181           2001
                             10.258279           10.692772                 4.24%               1,098           2000
                             10.239367           10.258279                 0.18%                  25           1999
                             10.000000           10.239367                 2.39%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.381571                13.82%               7,338           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.169559            7.179879                 16.38%              98,710           2004
Portfolio: Service Shares    5.201491            6.169559                 18.61%             100,180           2003
- Q/NQ                       6.271720            5.201491                -17.06%              77,791           2002
                             8.133724            6.271720                -22.89%              54,293           2001
                             10.000000           8.133724                -18.66%              20,027           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.384068            3.357287                 -0.79%              41,286           2004
Global Technology            2.341922            3.384068                 44.50%              43,156           2003
Portfolio: Service Shares    4.019173            2.341922                -41.73%              53,257           2002
- Q/NQ                       6.500322            4.019173                -38.17%              53,630           2001
                             10.000000           6.500322                -35.00%              18,888           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.291804           10.237685                -0.53%              26,546           2004
Global Technology            7.090507            10.291804                45.15%              33,716           2003
Portfolio: Service II        10.000000           7.090507                -29.09%              10,975           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.998356            7.023167                 17.08%              34,757           2004
International Growth         4.519598            5.998356                 32.72%              36,766           2003
Portfolio: Service Shares    6.171086            4.519598                -26.76%              44,661           2002
- Q/NQ                       8.170438            6.171086                -24.47%              49,411           2001
                             10.000000           8.170438                -18.30%              15,222           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.270328           12.027429                17.11%              37,062           2004
International Growth         7.737652            10.270328                32.73%              34,491           2003
Portfolio: Service II        10.000000           7.737652                -22.62%              22,184           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.191193           14.127044                15.88%                 202           2004
Risk-Managed Core            10.000000           12.191193                21.91%                  31           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    13.349774           15.252306                14.25%              17,431           2004
Management Trust - AMT       10.270302           13.349774                29.98%              17,206           2003
Guardian Portfolio - Q/NQ    14.154744           10.270302               -27.44%              13,810           2002
                             14.569299           14.154744                -2.85%               5,816           2001
                             14.602403           14.569299                -0.23%                 336           2000
                             12.878920           14.602403                13.38%                  18           1999
                             10.000000           12.878920                28.79%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.008909           9.950715                 -0.58%               3,599           2004
Management Trust - AMT       10.000000           10.008909                 0.09%                 976           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.764663           14.645926                14.74%              27,013           2004
Management Trust - AMT       10.103131           12.764663                26.34%              23,129           2003
Mid-Cap Growth Portfolio:    14.494171           10.103131               -30.30%              16,983           2002
Class I - Q/NQ               19.499868           14.494171               -25.67%              12,142           2001
                             21.358908           19.499868                -8.70%               3,141           2000
                             14.069118           21.358908                51.81%                 103           1999
                             10.000000           14.069118                40.69%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    11.920565           13.991128                17.37%              12,580           2004
Management Trust - AMT       8.944911            11.920565                33.27%              11,067           2003
Partners Portfolio - Q/NQ    11.953368           8.944911                -25.17%              12,218           2002
                             12.470576           11.953368                -4.15%               3,120           2001
                             12.552194           12.470576                -0.65%                 126           2000
                             11.850559           12.552194                 5.92%                   0           1999
                             10.000000           11.850559                18.51%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.281422                12.81%                 123           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         12.511950           14.784164                18.16%              49,000           2004
Account Funds -              10.098682           12.511950                23.90%              50,195           2003
Oppenheimer Aggressive       14.177025           10.098682               -28.77%              46,163           2002
Growth Fund/VA:              20.910873           14.177025               -32.20%              28,102           2001
Non-Service Shares - Q/NQ    23.879534           20.910873               -12.43%               6,975           2000
                             13.183516           23.879534                81.13%                  70           1999
                             10.000000           13.183516                31.84%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.633993           15.437819                 5.49%             112,870           2004
Account Funds -              11.328575           14.633993                29.18%             100,711           2003
Oppenheimer Capital          15.700970           11.328575               -27.85%             101,591           2002
Appreciation Fund/VA:        18.207193           15.700970               -13.77%              54,535           2001
Non-Service Shares - Q/NQ    18.497677           18.207193                -1.57%               4,008           2000
                             13.236669           18.497677                39.75%                 223           1999
                             10.000000           13.236669                32.37%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.944883            10.515171                17.56%              77,029           2004
Account Funds -              6.339745            8.944883                 41.09%              81,969           2003
Oppenheimer Global           8.253527            6.339745                -23.19%             123,691           2002
Securities Fund/VA:          9.512275            8.253527                -13.23%              49,448           2001
Non-Service Shares - Q/NQ    10.000000           9.512275                 -4.88%               3,096           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.223775           16.725308                17.59%              52,047           2004
Account Funds -              10.000000           14.223775                42.24%              45,399           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.826595           12.770576                 7.98%              90,883           2004
Account Funds -              9.460540            11.826595                25.01%              93,570           2003
Oppenheimer Main Street(R)     11.810153           9.460540                -19.89%              77,169           2002
Fund/VA: Non-Service         13.326790           11.810153               -11.38%              44,886           2001
Shares - Q/NQ                14.807604           13.326790               -10.00%               8,227           2000
                             12.332876           14.807604                20.07%                 378           1999
                             10.000000           12.332876                23.33%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      9.072318            10.580589                16.62%              79,720           2004
II, Inc.: Investor Class -   6.712333            9.072318                 35.16%              79,188           2003
Q/NQ                         9.297902            6.712333                -27.81%              70,002           2002
                             9.788444            9.297902                 -5.01%              39,821           2001
                             10.0000000          9.788444                 -2.12%                 712           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                23.577028           25.599081                 8.58%               5,812           2004
Institutional Funds, Inc.    18.691227           23.577028                26.14%               7,661           2003
- Emerging Markets Debt      17.347230           18.691227                 7.75%               2,347           2002
Portfolio: Class I - Q/NQ    15.972670           17.347230                 8.61%                 759           2001
                             14.534892           15.972670                 9.89%                  57           2000
                             11.388309           14.534892                27.63%                   0           1999
                             10.000000           11.388309                13.88%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.210629           11.824310                15.80%                   0           2004
Institutional Funds, Inc.    8.123074            10.210629                25.70%                   0           2003
- International Magnum       10.000000           8.123074                -18.77%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.702665            6.840662                 19.96%              37,963           2004
Institutional Funds, Inc.    4.077618            5.702665                 39.85%               5,286           2003
- Mid Cap Growth             6.004330            4.077618                -32.09%               4,772           2002
Portfolio: Class I- Q/NQ     8.611387            6.004330                -30.27%               3,234           2001
                             10.000000           8.611387                -13.89%                 305           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                18.026245           24.255162                34.55%              49,220           2004
Institutional Funds, Inc.    13.288079           18.026245                35.66%              31,966           2003
- U.S. Real Estate           13.576808           13.288079                -2.13%              19,186           2002
Portfolio: Class I - Q/NQ    12.530461           13.576808                 8.35%               4,812           2001
                             12.057366           12.530461                 3.92%                 289           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            20.191153           25.075792                24.19%               2,250           2004
Insurance Trust -            13.274041           20.191153                52.11%               2,684           2003
Worldwide Emerging Markets   13.857976           13.274041                -4.21%               2,649           2002
Fund: Initial Class - Q/NQ   14.308006           13.857976                -3.15%               1,271           2001
                             24.947866           14.308006               -42.65%                 629           2000
                             12.626347           24.947866                97.59%                  11           1999
                             10.000000           12.626347                26.26%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.614189                26.14%                 797           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            15.728084           19.275174                22.55%                 444           2004
Insurance Trust -            11.011517           15.728084                42.83%                 928           2003
Worldwide Hard Assets        11.487829           11.011517                -4.15%               1,040           2002
Fund: Initial Class - Q/NQ   13.004291           11.487829               -11.66%                 390           2001
                             11.832203           13.004291                 9.91%                 272           2000
                             9.912267            11.832203                19.37%                   0           1999
                             10.000000           9.912267                 -0.88%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.471404                24.71%                 140           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.756507            10.555138                 8.19%               2,304           2004
Funds - Diversified Stock    7.327517            9.756507                 33.15%               1,969           2003
Fund: Class A - Q/NQ         9.702589            7.327517                -24.48%               1,258           2002
                             9.804985            9.702589                 -1.04%                 689           2001
                             10.052587           9.804985                 -2.46%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.40%)

   (Variable account charges of 1.40% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.400703                  9.966182            6.02%                 541           2004
Funds - AIM V.I. Balanced    8.193477                  9.400703           14.73%                 535           2003
Fund: Series I Shares -      10.024005                 8.193477          -18.26%                 533           2002
Q/NQ                         10.000000                10.024005            0.24%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.981777                  9.269938            3.21%                 858           2004
Funds - AIM V.I. Blue Chip   7.279004                  8.981777           23.39%                 849           2003
Fund: Series I Shares -      9.998128                  7.279004          -27.20%                 168           2002
Q/NQ                         10.000000                 9.998128           -0.02%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.811390                 10.315045            5.13%               3,654           2004
Funds - AIM V.I. Capital     7.682655                  9.811390           27.71%               2,612           2003
Appreciation Fund: Series    10.300772                 7.682655          -25.42%                   0           2002
I Shares - Q/NQ              10.000000                10.300772            3.01%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.153325                10.909081            7.44%               2,735           2004
Funds - AIM V.I. Core        8.276292                 10.153325           22.68%               2,725           2003
Stock Fund: Series I         9.943377                  8.276292          -16.77%               1,542           2002
Shares - Q/NQ                10.000000                 9.943377           -0.57%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.413687                12.732798           22.27%                   0           2004
Funds - AIM V.I.             8.183208                 10.413687           27.26%                   0           2003
International Growth Fund:   10.000000                 8.183208          -18.17%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.558749                  8.926038            4.29%               4,156           2004
Funds - AIM V.I. Premier     6.939696                  8.558749           23.33%               4,156           2003
Equity Fund: Series I        10.092187                 6.939696          -31.24%               1,937           2002
Shares - Q/NQ                10.000000                10.092187            0.92%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    11.751833                13.092858           11.41%             333,168           2004
Portfolios, Inc. -           9.213961                 11.751833           27.54%             347,572           2003
American Century VP Income   11.590032                 9.213961          -20.50%             206,254           2002
& Growth Fund: Class I -     12.827110                11.590032           -9.64%             119,298           2001
Q/NQ                         14.553111                12.827110          -11.86%           1,035,699           2000
                             12.506047                14.553111           16.37%              15,535           1999
                             10.000000                12.506407           25.06%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.761728                12.194706           13.32%              47,267           2004
Portfolios, Inc. -           8.765875                 10.761728           22.77%              70,643           2003
American Century VP          11.165028                 8.765875          -21.49%              92,032           2002
International Fund: Class    15.989500                11.165028          -30.17%             103,852           2001
I - Q/NQ                     19.495801                15.989500          -17.98%           1,297,705           2000
                             12.052929                19.495801           61.75%               7,664           1999
                             10.000000                12.052929           20.53%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.869319            11.198692                13.47%             134,018           2004
Portfolios, Inc. -           8.038975            9.869319                 22.77%             134,816           2003
American Century VP          10.000000           8.038975                -19.61%              85,146           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.806428            10.701406                 9.13%              32,803           2004
Portfolios, Inc. -           7.962903            9.806428                 23.15%              33,690           2003
American Century VP Ultra    10.000000           7.962903                -20.37%              10,619           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    15.642757           17.634549                12.73%             724,622           2004
Portfolios, Inc. -           12.302130           15.642757                27.15%             742,900           2003
American Century VP Value    14.279045           12.302130               -13.84%             526,449           2002
Fund: Class I - Q/NQ         12.836968           14.279045                11.23%             186,267           2001
                             11.019041           12.836968                16.50%             565,858           2000
                             11.271284           11.019041                -2.24%               7,925           1999
                             10.000000           11.271284                12.71%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.226939           10.669705                 4.33%              54,701           2004
Portfolios II, Inc. -        10.000000           10.226939                 2.27%              30,432           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.783343            10.795343                10.34%               1,655           2004
Funds - BB&T Capital         7.907669            9.783343                 23.72%               1,655           2003
Manager Equity VIF - Q/NQ    10.184775           7.907669                -22.36%                   0           2002
                             10.000000           10.184775                 1.85%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.814536            10.952248                11.59%              52,046           2004
Funds - BB&T Large Cap       8.051957            9.814536                 21.89%              48,565           2003
Value VIF - Q/NQ             10.162778           8.051957                -20.77%              22,700           2002
                             10.000000           10.162778                 1.63%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      8.910087            9.279767                  4.15%              20,167           2004
Funds - BB&T Large Company   7.058531            8.910087                 26.23%              21,967           2003
Growth VIF - Q/NQ            10.296395           7.058531                -31.45%              14,167           2002
                             10.000000           10.296395                 2.96%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      11.133677           12.865411                15.55%              29,235           2004
Fund - BB&T Mid Cap Growth   8.268181            11.133677                34.66%              34,163           2003
VIF - Q/NQ                   10.482285           8.268181                -21.12%              31,408           2002
                             10.000000           10.482285                 4.82%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.993691           12.789837                16.34%                 179           2004
Global Small Cap Portfolio   7.550966            10.993691                45.59%                 558           2003
- Q/NQ                       11.631260           7.550966                -35.08%                 684           2002
                             16.531655           11.631260               -29.64%               1,397           2001
                             20.682481           16.531655               -20.07%               1,553           2000
                             12.829333           20.682481                61.21%               1,159           1999
                             10.000000           12.829333                28.29%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.133890           11.465130                13.14%                 695           2004
International Focus          7.722272            10.133890                31.23%                 695           2003
Portfolio - Q/NQ             9.778400            7.722272                -21.03%                 695           2002
                             12.760667           9.778400                -23.37%                 695           2001
                             17.463426           12.760667               -26.93%                 722           2000
                             11.543216           17.463426                51.29%                 653           1999
                             10.000000           11.543216                15.43%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        12.455106           13.673823                 9.78%               3,746           2004
Large Cap Value Portfolio    10.092195           12.455106                23.41%               4,186           2003
- Q/NQ                       13.309568           10.092195               -24.17%               4,606           2002
                             13.373210           13.309568                -0.48%               7,923           2001
                             12.452445           13.373210                 7.39%              44,542           2000
                             11.887094           12.452445                 4.76%               4,826           1999
                             10.000000           11.887094                18.87%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.329023           12.413331                20.18%              78,756           2004
Portfolios - Small Cap       7.603070            10.329023                35.85%              85,123           2003
Stock Index Portfolio:       10.000000           7.603070                -23.97%              38,930           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.550729            10.001884                 4.72%             138,837           2004
Responsible Growth Fund,     7.687264            9.550729                 24.24%             138,361           2003
Inc.: Initial Shares - Q/NQ  10.972704           7.687264                -29.94%             104,936           2002
                             14.374715           10.972704               -23.67%              75,381           2001
                             16.385550           14.374715               -12.27%           1,415,838           2000
                             12.775247           16.385550                28.26%               7,051           1999
                             10.000000           12.775247                27.75%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    11.114277           12.124769                 9.09%           1,004,366           2004
Inc.: Initial Shares - Q/NQ  8.781243            11.114277                26.57%           1,129,801           2003
                             11.471393           8.781243                -23.45%             891,752           2002
                             13.249172           11.471393               -13.42%             472,546           2001
                             14.810885           13.249172               -10.54%           4,894,139           2000
                             12.454838           14.810885                18.92%              72,533           1999
                             10.000000           12.454838                24.55%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.692755           12.110835                 3.58%             313,973           2004
Investment Fund -            9.786828            11.692755                19.47%             328,149           2003
Appreciation Portfolio:      11.917939           9.786828                -17.88%             181,918           2002
Initial Shares - Q/NQ        13.329025           11.917939               -10.59%              71,688           2001
                             13.605834           13.329025                -2.03%             505,702           2000
                             12.380620           13.605834                 9.90%              22,748           1999
                             10.000000           12.380620                23.81%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.036006           12.115560                 9.78%               1,947           2004
Investment Fund -            8.499150            11.036006                29.85%               1,510           2003
Developing Leaders           10.658189           8.499150                -20.26%                   0           2002
Portfolio: Initial Shares    10.000000           10.658189                 6.58%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.686650           13.830329                18.34%               9,368           2004
Investment Fund -            8.692270            11.686650                34.45%               9,042           2003
International Value          10.043862           8.692270                -13.46%                 251           2002
Portfolio: Initial Shares    10.000000           10.043862                 0.44%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.610763           12.884321                 2.17%             587,816           2004
- Federated Quality Bond     12.222015           12.610763                 3.18%             659,834           2003
Fund II: Primary Shares -    11.340121           12.222015                 7.78%             526,163           2002
Q/NQ                         10.648571           11.340121                 6.49%             189,641           2001
                             9.777237            10.648571                 8.91%             763,200           2000
                             10.000000           9.777237                 -2.23%                 182           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            12.983123           14.258511                 9.82%           1,068,464           2004
Insurance Products Fund -    10.111588           12.983123                28.40%           1,006,771           2003
VIP Equity - Income          12.355466           10.111588               -18.16%             604,917           2002
Portfolio: Service Class -   13.203880           12.355446                -6.43%             227,625           2001
Q/NQ                         12.363474           13.203880                 6.80%           2,792,254           2000
                             11.800868           12.363474                 4.77%              19,485           1999
                             10.000000           11.800868                18.01%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.196253           11.399783                 1.82%             691,124           2004
Insurance Products Fund -    8.551687            11.196253                30.92%             712,442           2003
VIP Growth Portfolio:        12.425772           8.551687                -31.18%             522,078           2002
Service Class - Q/NQ         15.318941           12.425772               -18.89%             313,707           2001
                             17.468631           15.318941               -12.31%           5,843,533           2000
                             12.904732           17.468631                35.37%              45,619           1999
                             10.000000           12.904732                29.05%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.506798            10.261209                 7.94%             291,369           2004
Insurance Products Fund -    7.593653            9.506798                 25.19%             354,067           2003
VIP High Income Portfolio:   7.432559            7.593653                  2.17%             168,061           2002
Service Class - Q/NQ         8.556624            7.432559                -13.14%             117,563           2001
                             11.213084           8.556624                -23.69%           1,062,094           2000
                             10.522617           11.213084                 6.56%               7,259           1999
                             10.000000           10.522617                 5.23%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.739347           13.136258                11.90%              26,761           2004
Insurance Products Fund -    8.313864            11.739347                41.20%              34,425           2003
VIP Overseas Portfolio:      10.585490           8.313864                -21.46%              36,765           2002
Service Class - Q/NQ         13.637938           10.585490               -22.38%              40,748           2001
                             17.106743           13.637938               -20.28%             555,818           2000
                             12.178128           17.106743                40.47%               2,556           1999
                             10.000000           12.178128                21.78%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.910427           12.209635                11.91%             157,984           2004
Insurance Products Fund -    7.724242            10.910427                41.25%             146,510           2003
VIP Overseas Portfolio:      10.000000           7.724242                -22.76%              62,517           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            14.061341           15.991270                13.73%             824,183           2004
Insurance Products Fund II   11.110642           14.061341                26.56%             713,455           2003
- VIP Contrafund(R)            12.441038           11.110642               -10.69%             397,414           2002
Portfolio: Service Class -   14.398694           12.441038               -13.60%             134,317           2001
Q/NQ                         15.653161           14.398694                -8.01%           2,649,153           2000
                             12.787496           15.653161                22.41%              18,957           1999
                             10.000000           12.787496                27.87%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.121844           10.411178                 2.86%              30,209           2004
Insurance Products Fund II   10.000000           10.121844                 1.22%              10,666           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.567950            9.044412                  5.56%              58,927           2004
Insurance Products Fund      6.701675            8.567950                 27.85%              59,605           2003
III - VIP Growth             8.704709            6.701675                -23.01%              76,767           2002
Opportunities Portfolio:     10.319040           8.704709                -15.64%              57,997           2001
Service Class - Q/NQ         12.635267           10.319040               -18.33%             568,663           2000
                             12.300214           12.635267                 2.72%              10,667           1999
                             10.000000           12.300214                23.00%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.573740           13.007940           12.39%                   61,344           2004
Insurance Products Fund      7.438892            11.573740           55.58%                   48,345           2003
III - VIP Value Strategies   10.000000           7.438892            -25.61%                  25,660           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          12.462436           13.669906           9.69%                     8,597         2004
Variable Insurance Trust -   8.883397            12.462436           40.29%                    8,853         2003
First Horizon Capital        11.071808           8.883397            -19.77%                   4,498         2002
Appreciation Portfolio -     10.000000           11.071808           10.72%                        0         2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          9.476180            9.855306            4.00%                    20,846           2004
Variable Insurance Trust -   7.473377            9.476180            26.80%                   21,519           2003
First Horizon Core Stock     10.257957           7.473377            -27.15%                  10,886           2002
Portfolio - Q/NQ             10.000000           10.257957                 2.58%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton           10.269420           12.036709                17.21%                   0           2004
Variable Insurance           7.857358            10.269420                30.70%                   0           2003
Products Trust - Templeton   10.000000           7.857358                -21.43%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.781443           16.341750                18.58%              14,324           2004
International Value Fund:    10.000000           13.781443                37.81%               4,210           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    17.892866           20.417909                14.11%             341,874           2004
Index Fund: Class I - Q/NQ   13.476762           17.892866                32.77%             334,872           2003
                             16.138025           13.476762               -16.49%             202,393           2002
                             16.585077           16.138025                -2.70%              56,039           2001
                             14.599208           16.585077                13.60%             606,256           2000
                             12.244601           14.599208                19.23%                 871           1999
                             10.000000           12.244601                22.45%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     11.987751           13.013356                 8.56%             242,915           2004
Income Bond Fund: Class I    9.943317            11.987751                20.56%             259,992           2003
- Q/NQ                       9.769394            9.943317                  1.78%             120,947           2002
                             9.507993            9.769394                  2.75%              42,290           2001
                             10.512337           9.507993                 -9.55%             297,326           2000
                             10.331990           10.512337                 1.75%               2,864           1999
                             10.000000           10.331990                 3.32%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.054993           13.161389                19.05%               3,211           2004
Emerging Markets Fund:       6.784099            11.054993                62.95%               3,211           2003
Class I - Q/NQ               8.116661            6.784099                -16.42%               3,389           2002
                             8.682706            8.116661                 -6.52%               5,193           2001
                             10.000000           8.682706                -13.17%               3,923           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.219653           14.549538                19.07%              61,140           2004
Emerging Markets Fund:       7.500827            12.219653                62.91%              25,551           2003
Class III - Q/NQ             10.000000           7.500827                -24.99%              11,212           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.280183           14.666465                19.43%               6,801           2004
Financial Services Fund:     8.804197            12.280183                39.48%               6,320           2003
Class III - Q/NQ             10.000000           8.804197                -11.96%               3,717           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.368582           12.088675                 6.33%              31,474           2004
Health Sciences Fund:        8.429985            11.368582                34.86%              22,265           2003
Class III - Q/NQ             10.000000           8.429985                -15.70%              11,088           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.924207            3.007625                  2.85%               8,319           2004
Technology and               1.910471            2.924207                 53.06%               9,399           2003
Communications Fund: Class   3.386452            1.910471                -43.58%               9,483           2002
I - Q/NQ                     5.997100            3.386452                -43.53%               4,914           2001
                             10.000000           5.997100                -40.03%             152,388           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.897796           11.204967                 2.82%              38,693           2004
Technology and               7.121827            10.897796                53.02%              17,596           2003
Communications Fund: Class   10.000000           7.121827                -28.78%               3,169           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.700502            12.429161                28.13%              16,547           2004
Utilities Fund: Class III    7.923073            9.700502                 22.43%               4,227           2003
- Q/NQ                       10.000000           7.923073                -20.77%               2,416           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.243119           12.465513                 1.82%             767,625           2004
Government Bond Fund:        12.173458           12.243119                 0.57%             875,771           2003
Class I - Q/NQ               11.124403           12.173458                 9.43%             765,003           2002
                             10.519995           11.124403                 5.75%             264,101           2001
                             9.479885            10.519995                10.97%           1,581,604           2000
                             9.845615            9.479885                 -3.71%               8,033           1999
                             10.000000           9.845615                 -1.54%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    6.033943            6.434764                  6.64%              66,524           2004
Fund: Class I - Q/NQ         4.610169            6.033943                 30.88%              80,682           2003
                             6.559782            4.610169                -29.72%              69,402           2002
                             9.258498            6.559782                -29.15%              84,659           2001
                             12.780450           9.258498                -27.56%             560,401           2000
                             12.430206           12.780450                 2.82%              46,385           1999
                             10.000000           12.430206                24.30%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.489005            7.306337                 12.60%               1,544           2004
International Growth Fund:   4.852467            6.489005                 33.73%               1,676           2003
Class I - Q/NQ               6.484565            4.852467                -25.17%               2,065           2002
                             9.218392            6.484565                -29.66%               4,333           2001
                             10.000000           9.218392                 -7.82%               2,317           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.357459           11.678247                12.75%              13,210           2004
International Growth Fund:   7.761892            10.357459                33.44%              12,545           2003
Class III - Q/NQ             10.000000           7.761892                -22.38%               7,668           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.553714           10.890089                 3.19%             107,671           2004
Investor Destinations        9.919273            10.553714                 6.40%             111,638           2003
Conservative Fund: Class     10.000000           9.919273                 -0.81%              34,834           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.668780           11.272511                 5.66%             413,766           2004
Investor Destinations        9.516564            10.668780                12.11%             370,679           2003
Moderately Conservative      10.000000           9.516564                 -4.83%             122,836           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.678199           11.532734                 8.00%           1,147,126           2004
Investor Destinations        9.020903            10.678199                18.37%           1,097,873           2003
Moderate Fund: Class II -    10.000000           9.020903                 -9.79%             437,562           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.706793           11.833566                10.52%           1,159,543           2004
Investor Destinations        8.574196            10.706793                24.87%             866,370           2003
Moderately Aggressive        10.000000           8.574196                -14.26%             387,124           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.691584           12.020568                12.43%             199,263           2004
Investor Destinations        8.222834            10.691584                30.02%             155,281           2003
Aggressive Fund: Class II    10.000000           8.222834                -17.77%              35,763           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   11.344898           12.901804                13.72%             164,686           2004
Growth Fund: Class I - Q/NQ  8.210492            11.344898                38.18%             137,809           2003
                             13.221187           8.210492                -37.90%              88,366           2002
                             19.242613           13.221187               -31.29%              49,355           2001
                             23.061361           19.242613               -16.56%             684,000           2000
                             12.659167           23.061361                82.17%               3,393           1999
                             10.000000           12.659167                26.59%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     11.027537           10.961374                -0.60%             466,370           2004
Market Fund: Class I - Q/NQ  11.114578           11.027537                -0.78%             673,521           2003
                             11.137467           11.114578                -0.21%             541,314           2002
                             10.903584           11.137467                 2.15%             267,088           2001
                             10.429048           10.903584                 4.55%           6,330,817           2000
                             10.088053           10.429048                 3.38%               5,490           1999
                             10.000000           10.088053                 0.88%                   0           1998
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.863847           11.756316                 8.22%             295,895           2004
Nationwide Fund: Class I -   8.640665            10.863847                25.73%             335,757           2003
Q/NQ                         10.603608           8.640665                -18.51%             272,975           2002
                             12.196740           10.603608               -13.06%             165,105           2001
                             12.636905           12.196740                -3.48%           1,890,338           2000
                             11.984248           12.636905                 5.45%              70,837           1999
                             10.000000           11.984248                19.84%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.291368           13.223238                17.11%              15,817           2004
Nationwide Leaders Fund:     9.117886            11.291368                23.84%              15,519           2003
Class III - Q/NQ             10.000000           9.117886                 -8.82%               7,089           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.241194           12.463332                10.87%              17,280           2004
Growth Leaders Fund: Class   7.480912            11.241194                50.27%              22,806           2003
III - Q/NQ                   10.000000           7.480912                -25.19%               9,980           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.101947           11.520951                14.05%              13,442           2004
Worldwide Leaders Fund:      7.529984            10.101947                34.16%              14,053           2003
Class I - Q/NQ               10.235887           7.529984                -26.44%              15,163           2002
                             12.787543           10.235887               -19.95%              11,851           2001
                             14.790595           12.787543               -13.54%             139,030           2000
                             12.203027           14.790595                21.20%               1,502           1999
                             10.000000           12.203027                22.03%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.557650           15.462062                14.05%               2,592           2004
Worldwide Leaders Fund:      10.000000           13.557650                35.58%               2,214           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.851906           14.372068                11.83%             160,007           2004
Fund: Class I - Q/NQ         9.707740            21.851906                32.39%             229,281           2003
                             14.758730           9.707740                -34.22%             164,717           2002
                             16.789563           14.758730               -12.10%              59,700           2001
                             20.311328           16.789563               -17.34%             578,147           2000
                             10.000000           20.311328               103.11%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    25.151693           29.089641                15.66%             326,720           2004
Fund: Class I - Q/NQ         16.262376           25.151693                54.66%             345,165           2003
                             22.644645           16.262376               -28.18%             219,229           2002
                             17.905028           22.644645                26.47%              69,911           2001
                             16.329040           17.905028                 9.65%             532,664           2000
                             12.954576           16.329040                26.05%               2,879           1999
                             10.000000           12.954576                29.55%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      19.256799           22.599126                17.36%             288,542           2004
Fund: Class I - Q/NQ         13.849676           19.256799                39.04%             262,215           2003
                             16.990870           13.849676               -18.49%             188,764           2002
                             18.472168           16.990870                -8.02%              67,686           2001
                             17.202461           18.472168                 7.38%             950,852           2000
                             12.113907           17.202461                42.01%               1,566           1999
                             10.000000           12.113907                21.14%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        9.996125            10.693113                 6.97%             286,417           2004
Balanced Fund: Class I -     8.561448            9.996125                 16.76%             281,234           2003
Q/NQ                         9.902320            8.561448                -13.54%             209,797           2002
                             10.426893           9.902320                 -5.03%              89,508           2001
                             10.611396           10.426893                -1.74%             475,700           2000
                             10.669391           10.611396                -0.54%               2,546           1999
                             10.000000           10.669391                 6.69%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         10.097367           11.698262                15.85%              85,938           2004
Comstock Value Fund: Class   7.791482            10.097367                29.59%             106,292           2003
I - Q/NQ                     10.556552           7.791482                -26.19%              52,756           2002
                             12.188636           10.556552               -13.39%              29,795           2001
                             13.829829           12.188636               -11.87%             345,867           2000
                             11.837331           13.829829                16.83%               2,220           1999
                             10.000000           11.837331                18.37%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.820626           13.467108                 5.04%             144,313           2004
Sector Bond Fund: Class I    11.597439           12.820626                10.55%             134,368           2003
- Q/NQ                       10.971350           11.597439                 5.71%             110,591           2002
                             10.680606           10.971350                 2.72%              39,423           2001
                             10.251777           10.680606                 4.18%             637,744           2000
                             10.238069           10.251777                 0.13%               1,003           1999
                             10.000000           10.238069                 2.38%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.377764                13.78%              43,483           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.157266            7.161930                 16.32%             443,052           2004
Portfolio: Service Shares    5.193752            6.157266                 18.55%             499,682           2003
- Q/NQ                       6.265584            5.193752                -17.11%             501,069           2002
                             8.129929            6.265584                -22.93%             397,428           2001
                             10.000000           8.129929                -18.70%           5,376,398           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.377335            3.348910                 -0.84%             113,391           2004
Global Technology            2.338439            3.377335                 44.43%             163,024           2003
Portfolio: Service Shares    4.015227            2.338439                -41.76%             228,302           2002
- Q/NQ                       6.497274            4.015227                -38.20%             257,424           2001
                             10.000000           6.497274                -35.03%           6,332,246           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.283100           10.223851                -0.58%              28,548           2004
Global Technology            7.088099            10.283100                45.08%              34,790           2003
Portfolio: Service II        10.000000           7.088099                -29.12%              47,695           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.986432            7.005646                 17.03%             131,014           2004
International Growth         4.512894            5.986432                 32.65%             157,044           2003
Portfolio: Service Shares    6.165048            4.512894                -26.80%             189,081           2002
- Q/NQ                       8.166613            6.165048                -24.51%             225,860           2001
                             10.000000           8.166613                -18.33%           3,586,651           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.261664           12.011186                17.05%              89,336           2004
International Growth         7.735029            10.261664                32.66%              84,816           2003
Portfolio: Service II        10.000000           7.735029                -22.65%              60,459           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.187076           14.115127                15.82%               2,712           2004
Risk-Managed Core            10.000000           12.187076                21.87%               2,032           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    13.314277           15.204052                14.19%              78,598           2004
Management Trust - AMT       10.248188           13.314277                29.92%             113,107           2003
Guardian Portfolio - Q/NQ    14.131442           10.248188               -27.48%             109,981           2002
                             14.552749           14.131442                -2.90%              64,009           2001
                             14.593171           14.552749                -0.28%             339,264           2000
                             12.877297           14.593171                13.32%               1,157           1999
                             10.000000           12.877297                28.77%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.005513           9.942308                 -0.63%              38,839           2004
Management Trust - AMT       10.000000           10.005513                 0.06%               3,319           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.730705           14.599562                14.68%             207,144           2004
Management Trust - AMT       10.081358           12.730705                26.28%             222,862           2003
Mid-Cap Growth Portfolio:    14.470284           10.081358               -30.33%             181,785           2002
Class I - Q/NQ               19.477696           14.470284               -25.71%              92,493           2001
                             21.345408           19.477696                -8.75%           1,391,756           2000
                             14.067351           21.345408                51.74%               5,530           1999
                             10.000000           14.067351                40.67%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    11.888867           13.946856                17.31%              63,783           2004
Management Trust - AMT       8.925645            11.888867                33.20%              55,205           2003
Partners Portfolio - Q/NQ    11.933692           8.925645                -25.21%              36,561           2002
                             12.456413           11.933692                -4.20%              10,040           2001
                             12.544255           12.456413                -0.70%             210,577           2000
                             11.849067           12.544255                 5.87%               4,774           1999
                             10.000000           11.849067                18.49%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.277640                12.78%               2,224           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         12.478694           14.737397                18.10%             208,365           2004
Account Funds -              10.076931           12.478694                23.83%             217,008           2003
Oppenheimer Aggressive       14.153669           10.076931               -28.80%             180,071           2002
Growth Fund/VA:              20.887100           14.153669               -32.24%             114,027           2001
Non-Service Shares - Q/NQ    23.864429           20.887100               -12.48%           1,678,912           2000
                             13.181851           23.864429                81.04%               4,548           1999
                             10.000000           13.181851                31.82%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.595104           15.388983                 5.44%             581,448           2004
Account Funds -              11.304185           14.595104                29.11%             622,164           2003
Oppenheimer Capital          15.675123           11.304185               -27.88%             473,034           2002
Appreciation Fund/VA:        18.186519           15.675123               -13.81%             200,351           2001
Non-Service Shares - Q/NQ    18.485985           18.186519                -1.62%           1,696,632           2000
                             13.235004           18.485985                39.67%              17,692           1999
                             10.000000           13.235004                32.35%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.928255            10.490302                17.50%             563,119           2004
Account Funds -              6.331165            8.928255                 41.02%             633,699           2003
Oppenheimer Global           8.246547            6.331165                -23.23%             619,375           2002
Securities Fund/VA:          9.509088            8.246547                -13.28%             139,745           2001
Non-Service Shares - Q/NQ    10.000000           9.509088                 -4.91%             493,760           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.218957           16.711161                17.53%             365,308           2004
Account Funds -              10.000000           14.218957                42.19%             208,264           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.795169           12.730190                 7.93%             494,311           2004
Account Funds -              9.440180            11.795169                24.95%             524,408           2003
Oppenheimer Main Street(R)     11.790725           9.440180                -19.94%             440,464           2002
Fund/VA: Non-Service         13.311650           11.790725               -11.43%             208,709           2001
Shares - Q/NQ                14.798240           13.311650               -10.05%           2,344,612           2000
                             12.331317           14.798240                20.01%              22,130           1999
                             10.000000           12.331317                23.31%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      9.055451            10.555564                16.57%             588,696           2004
II, Inc.: Investor Class -   6.703248            9.055451                 35.09%             590,689           2003
Q/NQ                         9.290050            6.703248                -27.84%             467,668           2002
                             9.785166            9.290050                 -5.06%             140,963           2001
                             10.000000           9.785166                 -2.15%             382,648           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                23.514411           25.518160                 8.52%              38,359           2004
Institutional Funds, Inc.    18.651037           23.514411                26.08%              56,939           2003
- Emerging Markets Debt      17.318710           18.651037                 7.69%              17,846           2002
Portfolio: Class I - Q/NQ    15.954543           17.318710                 8.55%                 980           2001
                             14.525802           15.954543                 9.84%             163,770           2000
                             11.386873           14.525802                27.57%                   0           1999
                             10.000000           11.386873                13.87%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.201991           11.808336                15.75%                   0           2004
Institutional Funds, Inc.    8.120315            10.201991                25.64%                   0           2003
- International Magnum       10.000000           8.120315                -18.80%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.692066            6.824496                 19.89%              63,886           2004
Institutional Funds, Inc.    4.072095            5.692066                 39.78%              59,462           2003
- Mid Cap Growth             5.999237            4.072095                -32.12%              53,351           2002
Portfolio: Class I- Q/NQ     8.608498            5.999237                -30.31%              44,259           2001
                             10.000000           8.608498                -13.92%              65,694           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.978337           24.178463                34.49%             218,307           2004
Institutional Funds, Inc.    13.259472           17.978337                35.59%             222,974           2003
- U.S. Real Estate           13.554456           13.259472                -2.18%             169,457           2002
Portfolio: Class I - Q/NQ    12.516221           13.554456                 8.30%              57,064           2001
                             12.045311           12.516221                 3.91%             427,420           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            20.137470           24.996452                24.13%              12,213           2004
Insurance Trust -            13.245459           20.137470                52.03%              20,039           2003
Worldwide Emerging Markets   13.835162           12.245459                -4.26%              31,361           2002
Fund: Initial Class - Q/NQ   14.291739           13.835162                -3.19%              23,418           2001
                             24.932117           14.291739               -42.68%             188,853           2000
                             12.624752           24.932117                97.49%               1,758           1999
                             10.000000           12.624752                26.25%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.609968                26.10%               7,817           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            15.686285           19.214216                22.49%              18,364           2004
Insurance Trust -            10.987828           15.686285                42.76%              19,668           2003
Worldwide Hard Assets        11.468935           10.987828                -4.19%              26,601           2002
Fund: Initial Class - Q/NQ   12.989532           11.468935               -11.71%               6,382           2001
                             11.824722           12.989532                 9.85%              49,620           2000
                             9.911011            11.824722                19.31%               2,718           1999
                             10.000000           9.911011                 -0.89%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.467222                24.67%              12,503           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.734344            10.525819                 8.13%               4,105           2004
Funds - Diversified Stock    7.314565            9.734344                 33.08%               5,276           2003
Fund - Class A - Q/NQ        9.690344            7.314565                -24.52%               6,038           2002
                             9.797620            9.690344                 -1.09%               4,072           2001
                             10.050072           9.797620                 -2.51%              43,826           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.45%)

   (Variable account charges of 1.45% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.390578                  9.950388            5.96%                   0           2004
Funds - AIM V.I. Balanced    8.188802                  9.390578           14.68%                   0           2003
Fund: Series I Shares -      10.023374                 8.188802          -18.30%                   0           2002
Q/NQ                         10.000000                10.023374            0.23%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.972110                  9.255263            3.16%                   0           2004
Funds - AIM V.I. Blue Chip   7.274854                  8.972110           23.33%                   0           2003
Fund: Series I Shares -      9.997503                  7.274854          -27.23%                   0           2002
Q/NQ                         10.000000                 9.997503           -0.02%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.800825                 10.298716            5.08%                   0           2004
Funds - AIM V.I. Capital     7.678269                  9.800825           27.64%                   0           2003
Appreciation Fund: Series    10.300127                 7.678269          -25.45%                   0           2002
I Shares - Q/NQ              10.000000                10.300127            3.00%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.142398                10.891812            7.39%                   0           2004
Funds - AIM V.I. Core        8.271567                 10.142398           22.62%                   0           2003
Stock Fund: Series I         9.942756                  8.271567          -16.81%                   0           2002
Shares - Q/NQ                10.000000                 9.942756           -0.57%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.404876                12.715583           22.21%                   0           2004
Funds - AIM V.I.             8.180432                 10.404876           27.19%                   0           2003
International Growth Fund:   10.000000                 8.180432          -18.20%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.549536                  8.911895            4.24%                   0           2004
Funds - AIM V.I. Premier     6.935739                  8.549536           23.27%                   0           2003
Equity Fund: Series I        10.091557                 6.935739          -31.27%                   0           2002
Shares - Q/NQ                10.000000                10.091557            0.92%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    11.720585                13.051431           11.35%              32,656           2004
Portfolios, Inc. -           9.194119                 11.720585           27.48%              50,187           2003
American Century VP Income   11.570948                 9.194119          -20.54%              25,681           2002
& Growth Fund: Class I -     12.812521                11.570948           -9.69%              12,665           2001
Q/NQ                         14.543892                12.812521          -11.90%             837,466           2000
                             12.504468                14.543892           16.31%               3,338           1999
                             10.000000                12.504468           25.04%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.733117                12.156115           13.26%              16,130           2004
Portfolios, Inc. -           8.747002                 10.733117           22.71%              18,036           2003
American Century VP          11.146637                 8.747002          -21.53%              24,028           2002
International Fund: Class    15.971330                11.146637          -30.21%              24,620           2001
I - Q/NQ                     19.483474                15.971330          -18.03%             876,057           2000
                             12.051405                19.483474           61.67%               3,787           1999
                             10.000000                12.051405           20.51%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.860964                 11.183532           13.41%               5,595           2004
Portfolios, Inc. -           8.036243                  9.860964           22.71%               6,507           2003
American Century VP          10.000000                 8.036243          -19.64%               4,297           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.798135                 10.686944            9.07%               9,161           2004
Portfolios, Inc. -           7.960197                  9.798135           23.09%               6,891           2003
American Century VP Ultra    10.000000                 7.960197          -20.40%               2,833           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    15.601172                17.578743           12.68%              55,464           2004
Portfolios, Inc. -           12.275645                15.601172           27.09%              53,091           2003
American Century VP Value    14.255535                12.275645          -13.89%              43,427           2002
Fund: Class I - Q/NQ         12.822378                14.255535           11.18%              32,095           2001
                             11.012072                12.822378           16.44%             553,245           2000
                             11.269864                11.012072           -2.29%                   0           1999
                             10.000000                11.269864           12.70%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.223456                10.660662            4.28%                 985           2004
Portfolios II, Inc. -        10.000000                10.223456            2.23%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.772806                 10.778251           10.29%               9,288           2004
Funds - BB&T Capital         7.903154                  9.772806           23.66%               2,423           2003
Manager Equity VIF - Q/NQ    10.184140                 7.903154          -22.40%                   0           2002
                             10.000000                10.184140            1.84%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.803970                 10.934911           11.54%               5,355           2004
Funds - BB&T Large Cap       8.047367                  9.803970           21.83%               4,239           2003
Value VIF - Q/NQ             10.162146                 8.047367          -20.81%                   0           2002
                             10.000000                10.162146            1.62%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      8.900488                  9.265077            4.10%               7,333           2004
Funds - BB&T Large Company   7.054499                  8.900488           26.17%               5,788           2003
Growth VIF - Q/NQ            10.295749                 7.054499          -31.48%                   0           2002
                             10.000000                10.295749            2.96%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      11.121693                12.845047           15.50%               5,427           2004
Funds - BB&T Mid Cap         8.263465                 11.121693           34.59%               4,332           2003
Growth VIF - Q/NQ           10.481632                 8.263465          -21.16%                   0           2002
                             10.000000                10.481632            4.82%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.964435                12.749331           16.28%                   0           2004
Global Small Cap Portfolio   7.534703                 10.964435           45.52%                   0           2003
- Q/NQ                       11.612109                 7.534703          -35.11%                   0           2002
                             16.512879                11.612109          -29.68%                   0           2001
                             20.669425                16.512879          -20.11%                   0           2000
                             12.827718                20.669425           61.13%                   0           1999
                             10.000000                12.827718           28.28%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.106935                11.428826           13.08%                 536           2004
International Focus          7.705625                 10.106935           31.16%                 536           2003
Portfolio - Q/NQ             9.762282                  7.705625          -21.07%                 536           2002
                             12.746142                 9.762282          -23.41%                 536           2001
                             17.452381                12.746142          -26.97%                 536           2000
                             11.541756                17.452381           51.21%                 160           1999
                             10.000000                11.541756           15.42%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        12.422011                13.630570            9.73%               1,010           2004
Large Cap Value Portfolio    10.070482                12.422011           23.35%               1,010           2003
- Q/NQ                       13.287675                10.070482          -24.21%               1,010           2002
                             13.358023                13.287675           -0.53%               1,010           2001
                             12.444575                13.358023            7.34%              22,463           2000
                             11.885603                12.444575            4.70%                   0           1999
                             10.000000                11.885603           18.86%                   0           1998
                             10.000000                12.881775           28.82%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.320294                12.396547           20.12%               9,517           2004
Portfolios - Small Cap       7.600492                 10.320294           35.78%               5,782           2003
Stock Index Portfolio:       10.000000                 7.600492          -24.00%               2,514           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.525286                  9.970177            4.67%              31,559           2004
Responsible Growth Fund,     7.670681                  9.525286           24.18%              33,742           2003
Inc.: Initial Shares - Q/NQ  10.954608                 7.670681          -29.98%              36,716           2002
                             14.358357                10.954608          -23.71%              36,988           2001
                             16.375184                14.358357          -12.32%           1,022,556           2000
                             12.773638                16.375184           28.20%               8,841           1999
                             10.000000                12.773638           27.74%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    11.084718                12.086394            9.04%             150,590           2004
Inc.: Initial Shares - Q/NQ  8.762333                 11.084718           26.50%             166,501           2003
                             11.452508                 8.762333          -23.49%             165,509           2002
                             13.234124                11.452508          -13.46%             149,828           2001
                             14.801530                13.234124          -10.59%           3,972,958           2000
                             12.453273                14.801530           18.86%              58,315           1999
                             10.000000                12.453273           24.53%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.661674                12.072519            3.52%              22,907           2004
Investment Fund -            9.765754                 11.661674           19.41%              22,157           2003
Appreciation Portfolio -     11.898327                 9.765754          -17.92%              23,362           2002
Q/NQ                         13.313894                11.898327          -10.63%              13,925           2001
                             13.597232                13.313894           -2.08%             261,522           2000
                             12.379057                13.597232            9.84%               6,255           1999
                             10.000000                12.379057           23.79%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.024128                12.096380            9.73%                   0           2004
Investment Fund -            8.494298                 11.024128           29.78%                   0           2003
Developing Leaders           10.657523                 8.494298          -20.30%                   0           2002
Portfolio:  Initial Shares   10.000000                10.657523            6.58%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.674061                13.808437           18.28%                   0           2004
Investment Fund -            8.687316                 11.674061           34.38%                   0           2003
International Value          10.043237                 8.687316          -13.50%                   0           2002
Portfolio: Initial Shares    10.000000                10.043237            0.43%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.580977                12.847380            2.12%              52,386           2004
- Federated Quality Bond     12.199338                12.580977            3.13%              48,312           2003
Fund II: Primary Shares -    11.324824                12.199338            7.72%              38,886           2002
Q/NQ                         10.639621                11.324824            6.44%              13,717           2001
                             9.773948                 10.639621            8.86%             513,656           2000
                             10.000000                 9.773948           -2.26%                  52           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            12.948586                14.213371            9.77%             138,844           2004
Insurance Products Fund -    10.089795                12.948586           28.33%             132,340           2003
VIP Equity - Income          12.335099                10.089795          -18.20%              98,838           2002
Portfolio: Service Class -   13.188860                12.335099           -6.47%              62,130           2001
Q/NQ                         12.355641                13.188860            6.74%           1,835,201           2000
                             11.799375                12.355641            4.71%              27,028           1999
                             10.000000                11.799375           17.99%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.166492                11.363725            1.77%              81,385           2004
Insurance Products Fund -    8.533273                 11.166492           30.86%              84,091           2003
VIP Growth Portfolio:        12.405324                 8.533273          -31.21%              92,405           2002
Service Class - Q/NQ         15.301552                12.405324          -18.93%              85,709           2001
                             17.457597                15.301552          -12.35%           4,402,484           2000
                             12.903107                17.457597           35.30%              22,359           1999
                             10.000000                12.903107           29.03%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.481524                 10.228738            7.88%              25,522           2004
Insurance Products Fund -    7.577300                  9.481524           25.13%              17,823           2003
VIP High Income Portfolio:   7.420301                  7.577300            2.12%              15,921           2002
Service Class - Q/NQ         8.546878                  7.420301          -13.18%               9,154           2001
                             11.205978                 8.546878          -23.73%             644,489           2000
                             10.521282                11.205978            6.51%               3,204           1999
                             10.000000                10.521282            5.21%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.708141                13.094692           11.84%               4,852           2004
Insurance Products Fund -    8.295957                 11.708141           41.13%               5,119           2003
VIP Overseas Portfolio:      10.568057                 8.295957          -21.50%              11,051           2002
Service Class - Q/NQ         13.622435                10.568057          -22.42%               7,214           2001
                             17.095933                13.622435          -20.32%             408,874           2000
                             12.176593                17.095933           40.40%               1,505           1999
                             10.000000                12.176593           21.77%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.901182                12.193101           11.85%               3,013           2004
Insurance Products Fund -    7.721614                 10.901182           41.18%               1,338           2003
VIP Overseas Portfolio:      10.000000                 7.721614          -22.78%               1,652           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            14.023952                15.940662           13.67%              88,639           2004
Insurance Products Fund II   11.086716                14.023952           26.49%              85,425           2003
- VIP Contrafund(R)            12.420560                11.086716          -10.74%              48,787           2002
Portfolio: Service Class -   14.382315                12.420560          -13.64%              39,938           2001
Q/NQ                         15.643260                14.382315           -8.06%           2,055,640           2000
                             12.785888                15.643260           22.35%               7,651           1999
                             10.000000                12.785888           27.86%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.118423                10.402383            2.81%               9,030           2004
Insurance Products Fund II   10.000000                10.118423            1.18%               5,176           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.545136                  9.015753            5.51%               9,478           2004
Insurance Products Fund      6.687212                  8.545136           27.78%              12,437           2003
III - VIP Growth             8.690341                  6.687212          -23.05%              14,127           2002
Opportunities Portfolio:     10.307281                 8.690341          -15.69%              14,779           2001
Service Class - Q/NQ         12.627255                10.307281          -18.37%             473,995           2000
                             12.298659                12.627255            2.67%               1,198           1999
                             10.000000                12.298659           22.99%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.563978                12.990391           12.33%              12,723           2004
Insurance Products Fund      7.436365                 11.563978           55.51%               6,733           2003
III - VIP Value Strategies   10.000000                 7.436365          -25.64%                   7           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          12.447757                13.646875            9.63%                   0           2004
Variable Insurance Trust -   8.877423                 12.447757           40.22%                   0           2003
First Horizon Capital        11.069988                 8.877423          -19.81%                   0           2002
Appreciation Portfolio -     10.000000                11.069988           10.70%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          9.464993                  9.838679            3.95%               3,060           2004
Variable Insurance Trust -   7.468350                  9.464993           26.73%               2,676           2003
First Horizon Core Stock     10.256268                 7.468350          -27.18%                   0           2002
Portfolio - Q/NQ             10.000000                10.256268            2.56%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton           10.260715                12.020412           17.15%                   0           2004
Variable Insurance           7.854689                 10.260715           30.63%                   0           2003
Products Trust - Templeton   10.000000                 7.854689          -21.45%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.776777                16.327943           18.52%               3,282           2004
International Value Fund:    10.000000                13.776777           37.77%               2,483           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    17.845279                20.353296           14.05%              35,030           2004
Index Fund: Class I - Q/NQ   13.447730                17.845279           32.70%              45,554           2003
                             16.111432                13.447730          -16.53%              21,240           2002
                             16.566203                16.111432           -2.75%              12,465           2001
                             14.589957                16.566203           13.55%             573,063           2000
                             12.243049                14.589957           19.17%                   0           1999
                             10.000000                12.243049           22.43%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     11.955882                12.972189            8.50%              26,220           2004
Income Bond Fund: Class I    9.921909                 11.955882           20.50%              31,799           2003
- Q/NQ                       9.753315                  9.921909            1.73%              25,511           2002
                             9.497186                  9.753315            2.70%               7,968           2001
                             10.505688                 9.497186           -9.60%             107,102           2000
                             10.330681                10.505688            1.69%               2,283           1999
                             10.000000                10.330681            3.31%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.036792                13.133057           18.99%               1,317           2004
Emerging Markets Fund:       6.776365                 11.036792           62.87%               1,317           2003
Class I - Q/NQ               8.111518                  6.776365          -16.46%               1,450           2002
                             8.681644                  8.111518           -6.57%                 133           2001
                             10.000000                 8.681644          -13.18%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.209330                14.529882            19.01               8,330           2004
Emerging Markets Fund:       7.498277                 12.209330           62.83%               1,410           2003
Class III - Q/NQ             10.000000                 7.498277          -25.02%                 534           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.268146                14.644667           19.37%               1,977           2004
Financial Services Fund:     8.800026                 12.268146           39.41%                 405           2003
Class III - Q/NQ             10.000000                 8.800026          -12.00%                 342           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.357455                12.070721            6.28%               7,365           2004
Health Sciences Fund:        8.426002                 11.357455           34.79%               6,988           2003
Class III - Q/NQ             10.000000                 8.426002          -15.74%               2,426           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.919387                  3.001143            2.80%               3,867           2004
Technology and               1.908285                  2.919387           52.98%               4,079           2003
Communications Fund: Class   3.384294                  1.908285          -43.61%               7,525           2002
I - Q/NQ                     5.996363                  3.384294          -43.56%               7,556           2001
                             10.000000                 5.996363          -40.04%              46,993           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.888566                11.189794            2.77%               9,050           2004
Technology and               7.119398                 10.888566           52.94%               7,420           2003
Communications Fund: Class   10.000000                 7.119398          -28.81%                   0           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.690988                 12.410677           28.06%               2,703           2004
Utilities Fund: Class III    7.919326                  9.690988           22.37%                   0           2003
- Q/NQ                       10.000000                 7.919326          -20.81%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.210544                12.426052            1.76%              94,047           2004
Government Bond Fund:        12.147237                12.210544            0.52%             104,913           2003
Class I - Q/NQ               11.106073                12.147237            9.37%              93,837           2002
                             10.508016                11.106073            5.69%              79,798           2001
                             9.473867                 10.508016           10.92%             919,097           2000
                             9.844366                  9.473867           -3.76%              28,000           1999
                             10.000000                 9.844366           -1.56%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    6.017884                  6.414387            6.59%              28,987           2004
Fund: Class I - Q/NQ         4.600232                  6.017884           30.82%              33,609           2003
                             6.548971                  4.600232          -29.76%              28,030           2002
                             9.247972                  6.548971          -29.18%              37,115           2001
                             12.772360                 9.247972          -27.59%             402,930           2000
                             12.428639                12.772360            2.77%              13,265           1999
                             10.000000                12.428639           24.29%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.478305                  7.290600           12.54%                   0           2004
International Growth Fund:   4.846917                  6.478305           33.66%                   0           2003
Class I - Q/NQ               6.480453                  4.846917          -25.21%                 371           2002
                             9.217263                  6.480453          -29.69%                 371           2001
                             10.000000                 9.217263           -7.83%                 248           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.348693                11.662449           12.69%                   0           2004
International Growth Fund:   7.759258                 10.348693           33.37%                   0           2003
Class III - Q/NQ             10.000000                 7.759258          -22.41%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.543381                10.873912            3.13%              25,626           2004
Investor Destinations        9.914588                 10.543381            6.34%               3,435           2003
Conservative Fund: Class     10.000000                 9.914588           -0.85%                   3           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.658362                11.255804            5.61%              20,117           2004
Investor Destinations        9.512081                 10.658362           12.05%              13,773           2003
Moderately Conservative      10.000000                 9.512081           -4.88%               3,008           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.667735                11.515594            7.95%             101,718           2004
Investor Destinations        9.016631                 10.667735           18.31%              70,099           2003
Moderate Fund: Class II -    10.000000                 9.016631           -9.83%              16,536           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.696293                11.815958           10.47%             154,990           2004
Investor Destinations        8.570137                 10.696293           24.81%              76,106           2003
Moderately Aggressive        10.000000                 8.570137          -14.30%              17,412           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.681108                12.002712           12.37%              67,129           2004
Investor Destinations        8.218945                 10.681108           29.96%              16,982           2003
Aggressive Fund: Class II    10.000000                 8.218945          -17.81%                 142           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   11.314710                12.860947           13.67%              30,150           2004
Growth Fund: Class I - Q/NQ  8.192786                 11.314710           38.11%              45,377           2003
                             13.199389                 8.192786          -37.93%              22,991           2002
                             19.220739                13.199389          -31.33%              12,254           2001
                             23.046789                19.220739          -16.60%           1,000,710           2000
                             12.657572                23.046789           82.08%               5,187           1999
                             10.000000                12.657572           26.58%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.998203                10.926674           -0.65%              51,902           2004
Market Fund: Class I- Q/NQ   11.090636                10.998203           -0.83%              70,174           2003
                             11.119112                11.090636           -0.26%             111,493           2002
                             10.891167                11.119112            2.09%              57,612           2001
                             10.422427                10.891167            4.50%           3,121,071           2000
                             10.086763                10.422427            3.33%              27,388           1999
                             10.000000                10.086763            0.87%                   0           1998
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.834968                11.719115            8.16%              47,542           2004
Nationwide Fund: Class I -   8.622061                 10.834968           25.67%              52,105           2003
Q/NQ                         10.586142                 8.622061          -18.55%              63,158           2002
                             12.182869                10.586142          -13.11%              68,590           2001
                             12.628895                12.182869           -3.53%           1,586,776           2000
                             11.982735                12.628895            5.39%              34,254           1999
                             10.000000                11.982735           19.83%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.280331                13.203617           17.05%               3,132           2004
Nationwide Leaders Fund:     9.113577                 11.280331           23.78%               3,115           2003
Class III - Q/NQ             10.000000                 9.113577           -8.86%                 761           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.230190                12.444811           10.82%               4,570           2004
Growth Leaders Fund: Class   7.477365                 11.230190           50.19%               8,287           2003
III - Q/NQ                   10.000000                 7.477365          -25.23%               6,845           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.075073                11.484471           13.99%                   0           2004
Worldwide Leaders Fund:      7.513762                 10.075073           34.09%               1,409           2003
Class I - Q/NQ               10.219036                 7.513762          -26.47%               1,409           2002
                             12.773009                10.219036          -20.00%               1,551           2001
                             14.781243                12.773009          -13.59%              77,298           2000
                             12.201492                14.781243           21.14%               1,707           1999
                             10.000000                12.201492           22.01%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.553060                15.448981           13.99%                   0           2004
Worldwide Leaders Fund:      10.000000                13.553060           35.53%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.821504                14.330796           11.77%              12.953           2004
Fund: Class I - Q/NQ         9.689686                 12.821504           32.32%              23,793           2003
                             14.738777                 9.689686          -34.26%              14,754           2002
                             16.775454                14.738777          -12.14%              12,522           2001
                             20.304522                16.775454          -17.38%             456,020           2000
                             10.000000                20.304522          103.05%               1,671           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    25.084829                28.997596           15.60%              35,379           2004
Fund: Class I - Q/NQ         16.227347                25.084829           54.58%              39,490           2003
                             22.607355                16.227347          -28.22%              33,152           2002
                             17.884672                22.607355           26.41%              23,409           2001
                             16.318704                17.884672            9.60%             326,906           2000
                             12.952944                16.318704           25.98%               2,718           1999
                             10.000000                12.952944           29.53%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      19.205589                22.527605           17.30%              32,455           2004
Fund: Class I - Q/NQ         13.819838                19.205589           38.97%              29,400           2003
                             16.962886                13.819838          -18.53%              30,140           2002
                             18.451164                16.962886           -8.07%              18,323           2001
                             17.191574                18.451164            7.33%             671,752           2000
                             12.112381                17.191574           41.93%                 842           1999
                             10.000000                12.112381           21.12%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        9.969522                 10.659252            6.92%              21,951           2004
Balanced Fund: Class I -     8.543005                  9.969522           16.70%              27,563           2003
Q/NQ                         9.886012                  8.543005          -13.58%              13,304           2002
                             10.415037                 9.886012           -5.08%               9,362           2001
                             10.604669                10.415037           -1.79%             475,296           2000
                             10.668044                10.604669           -0.59%               4,932           1999
                             10.000000                10.668044            6.68%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         10.070517                11.661238           15.80%              27,038           2004
Comstock Value Fund: Class   7.774693                 10.070517           29.53%              23,102           2003
I - Q/NQ                     10.539153                 7.774693          -26.23%              13,973           2002
                             12.174767                10.539153          -13.43%              12,184           2001
                             13.821079                12.174767          -11.91%             314,601           2000
                             11.835834                13.821079           16.77%                 230           1999
                             10.000000                11.835834           18.36%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.786566                13.424511            4.99%              18,548           2004
Sector Bond Fund: Class I    11.572500                12.786566           10.49%              19,193           2003
- Q/NQ                       10.953304                11.572500            5.65%              13,519           2002
                             10.668471                10.953304            2.67%              11,398           2001
                             10.245290                10.668471            4.13%             325,129           2000
                             10.236779                10.245290            0.08%                 746           1999
                             10.000000                10.236779            2.37%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000                11.373957           13.74%               2,122           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.145006                  7.144059           16.26%              68,854           2004
Portfolio: Service Shares    5.186035                  6.145006           18.49%              76,524           2003
- Q/NQ                       6.259448                  5.186035          -17.15%              86,653           2002
                             8.126129                  6.259448          -22.97%              68,912           2001
                             10.000000                 8.126129          -18.74%           4,329,030           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.370605                  3.340536           -0.89%              37,422           2004
Global Technology            2.334963                  3.370605           44.35%              46,845           2003
Portfolio: Service Shares    4.011291                  2.334963          -41.79%              64,719           2002
- Q/NQ                       6.494235                  4.011291          -38.23%              58,064           2001
                             10.000000                 6.494235          -35.06%           4,189,978           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.274404                10.210014           -0.63%               1,720           2004
Global Technology            7.085688                 10.274404           45.00%               1,342           2003
Portfolio: Service II        10.000000                 7.085688          -29.14%               4,662           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.974486                  6.988123           16.97%              29,337           2004
International Growth         4.506173                  5.974486           32.58%              30,241           2003
Portfolio: Service Shares    6.159009                  4.506173          -26.84%              46,849           2002
- Q/NQ                       8.162793                  6.159009          -24.55%              53,152           2001
                             10.000000                 8.162793          -18.37%           2,381,296           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.252980                11.994950           16.99%              25,257           2004
International Growth         7.732399                 10.252980           32.60%              26,277           2003
Portfolio: Service II        10.000000                 7.732399          -22.68%              21,401           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.182950                14.103200           15.76%               1,898           2004
Risk-Managed Core            10.000000                12.182950           21.83%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    13.278896                15.155965           14.14%              20,662           2004
Management Trust - AMT       10.226131                13.278896           29.85%              21,241           2003
Guardian Portfolio - Q/NQ    14.108196                10.226131          -27.52%              23,467           2002
                             14.536223                14.108196           -2.94%               9,031           2001
                             14.583934                14.536223           -0.33%             208,119           2000
                             12.875671                14.583934           13.27%               1,484           1999
                             10.000000                12.875671           28.76%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.002124                 9.933898           -0.68%               6,395           2004
Management Trust - AMT       10.000000                10.002124            0.02%               2,435           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.696840                14.553346           14.62%              35,824           2004
Management Trust - AMT       10.059629                12.696840           26.22%              34,085           2003
Mid-Cap Growth Portfolio:    14.446438                10.059629          -30.37%              24,954           2002
Class I - Q/NQ               19.455564                14.446438          -25.75%              20,286           2001
                             21.331920                19.455564           -8.80%           1,123,863           2000
                             14.065578                21.331920           51.66%               2,947           1999
                             10.000000                14.065578           40.66%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    11.857262                13.902722           17.25%               5,395           2004
Management Trust - AMT       8.906424                 11.857262           33.13%               4,533           2003
Partners Portfolio - Q/NQ    11.914038                 8.906424          -25.24%               8,188           2002
                             12.442244                11.914038           -4.25%               6,294           2001
                             12.536312                12.442244           -0.75%             281,320           2000
                             11.847572                12.536312            5.81%               6,154           1999
                             10.000000                11.847572           18.48%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.549163                11.776812           11.64%                  92           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         12.445509                14.690755           18.04%              57,161           2004
Account Funds -              10.055227                12.445509           23.77%              49,504           2003
Oppenheimer Aggressive       14.130362                10.055227          -28.84%              39,739           2002
Growth Fund/VA:              20.863367                14.130362          -32.27%              38,543           2001
Non-Service Shares - Q/NQ    23.849355                20.863367          -12.52%           1,789,761           2000
                             13.180191                23.849355           80.95%              25,493           1999
                             10.000000                13.180191           31.80%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.556280                15.340269            5.39%              80,059           2004
Account Funds -              11.279831                14.556280           29.05%              80,392           2003
Oppenheimer Capital          15.649321                11.279831          -27.92%              72,163           2002
Appreciation Fund/VA:        18.165855                15.649321          -13.85%              40,004           2001
Non-Service Shares - Q/NQ    18.474301                18.165855           -1.67%           2,558,064           2000
                             13.233333                18.474301           39.60%               3,947           1999
                             10.000000                13.233333           32.23%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.911680                 10.465531           17.44%              34,601           2004
Account Funds -              6.322604                  8.911680           40.95%              55,757           2003
Oppenheimer Global           8.239576                  6.322604          -23.27%              67,335           2002
Securities Fund/VA:          9.505903                  8.239576          -13.32%              36,909           2001
Non-Service Shares - Q/NQ    10.000000                 9.505903           -4.94%             384,262           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.214155                16.697062           17.47%              41,938           2004
Account Funds -              10.000000                14.214155           42.14%              16,741           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.763806                12.689909            7.87%              47,635           2004
Account Funds -              9.419845                 11.763806           24.88%              55,534           2003
Oppenheimer Main Street(R)     11.771303                 9.419845          -19.98%              55,406           2002
Fund/VA: Non-Service         13.296520                11.771303          -11.47%              53,397           2001
Shares - Q/NQ                14.788879                13.296520          -10.09%           2,235,906           2000
                             12.329765                14.788879           19.94%              11,086           1999
                             10.000000                12.329765           23.30%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      9.038605                 10.530600           16.51%              40,718           2004
II, Inc.: Investor Class -   6.694178                  9.038605           35.02%              49,323           2003
Q/NQ                         9.282194                  6.694178          -27.88%              41,525           2002
                             9.781883                  9.282194           -5.11%              13,882           2001
                             10.000000                 9.781883           -2.18%             701,654           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                23.451931                25.437438            8.47%               4,861           2004
Institutional Funds, Inc.    18.610910                23.451931           26.01%               5,755           2003
- Emerging Markets Debt      17.290213                18.610910            7.64%               3,520           2002
Portfolio: Class I - Q/NQ    15.936413                17.290213            8.50%               2,809           2001
                             14.516616                15.936413            9.78%              44,224           2000
                             11.385439                14.516616           27.50%                   0           1999
                             10.000000                11.385439           13.85%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.193349                11.792352           15.69%                   0           2004
Institutional Funds, Inc.    8.117559                 10.193349           25.57%                   0           2003
- International Magnum       10.000000                 8.117559          -18.82%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.681499                  6.808374           19.83%               9,279           2004
Institutional Funds, Inc.    4.066580                  5.681499           39.71%               8,861           2003
- Mid Cap Growth             5.994160                  4.066580          -32.16%               8,596           2002
Portfolio: Class I- Q/NQ     8.605609                  5.994160          -30.35%               3,058           2001
                             10.000000                 8.605609          -13.94%              65,457           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.930553                24.101981           34.42%              25,727           2004
Institutional Funds, Inc.    13.230935                17.930553           35.52%              28,210           2003
- U.S. Real Estate           13.532141                13.230935           -2.23%              21,342           2002
Portfolio: Class I - Q/NQ    12.501983                13.532141            8.24%               7,616           2001
                             12.033260                12.501983            3.90%             250,282           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            20.083913                24.917339           24.07%               3,515           2004
Insurance Trust -            13.216913                20.083913           51.96%               4,338           2003
Worldwide Emerging Markets   13.812362                13.216913           -4.31%               6,607           2002
Fund: Initial Class - Q/NQ   14.275487                13.812362           -3.24%               5,700           2001
                             24.916384                14.275487          -42.71%             108,920           2000
                             12.623166                24.916384           97.39%              15,963           1999
                             10.000000                12.623166           26.23%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000                12.605738           26.06%                 842           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            15.664606                19.153438           22.43%               4,839           2004
Insurance Trust -            10.964166                15.664606           42.87%               6,677           2003
Worldwide Hard Assets        11.450041                10.964166           -4.24%               3,600           2002
Fund: Initial Class - Q/NQ   12.974758                11.450041          -11.75%               1,703           2001
                             11.817233                12.974758            9.80%              66,861           2000
                             9.909760                 11.817233           19.25%                 175           1999
                             10.000000                 9.909760           -0.90%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000                12.463044           24.63%                 164           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.712184                 10.496527            8.08%                   0           2004
Funds - Diversified Stock    7.301608                  9.712184           33.01%                   0           2003
Fund: Class A - Q/NQ         9.678106                  7.301608          -24.56%                   0           2002
                             9.790234                  9.678106           -1.15%                   0           2001
                             10.047544                 9.790234           -2.56%             495,419           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.50%)

   (Variable account charges of 1.50% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.380475            9.934636                  5.91%                   0           2004
Funds - AIM V.I. Balanced    8.184139            9.380475                 14.62%                   0           2003
Fund: Series I Shares -      10.022749           8.184139                -18.34%                   0           2002
Q/NQ                         10.000000           10.022749                 0.23%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.962448            9.240611                  3.10%                   0           2004
Funds - AIM V.I. Blue Chip   7.270701            8.962448                 23.27%                   0           2003
Fund: Series I Shares -      9.996881            7.270701                -27.27%                   0           2002
Q/NQ                         10.000000           9.996881                 -0.03%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.790271            10.282402                 5.03%                   0           2004
Funds - AIM V.I. Capital     7.673888            9.790271                 27.58%                   0           2003
Appreciation Fund: Series    10.299485           7.673888                -25.49%                   0           2002
I Shares - Q/NQ              10.000000           10.299485                 2.99%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.131479           10.874565                 7.33%                   0           2004
Funds - AIM V.I. Core        8.266851            10.131479                22.56%                   0           2003
Stock Fund: Series I         9.942134            8.266851                -16.85%                   0           2002
Shares - Q/NQ                10.000000           9.942134                 -0.58%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.396068           12.698388                22.15%                   0           2004
Funds - AIM V.I.             8.177656            10.396068                27.13%                   0           2003
International Growth Fund:   10.000000           8.177656                -18.22%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.540327            8.897790                  4.19%                   0           2004
Funds - AIM V.I. Premier     6.931778            8.540327                 23.21%                   0           2003
Equity Fund: Series I        10.090924           6.931778                -31.31%                   0           2002
Shares - Q/NQ                10.000000           10.090924                 0.91%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    11.689405           13.010107                11.30%              21,225           2004
Portfolios, Inc. -           9.174309            11.689405                27.41%              22,911           2003
American Century VP Income   11.551890           9.174309                -20.58%              17,795           2002
& Growth Fund: Class I -     12.797950           11.551890                -9.74%              14,670           2001
Q/NQ                         14.534695           12.797950               -11.95%              95,913           2000
                             12.502898           14.534695                16.25%               4,843           1999
                             10.000000           12.502898                25.03%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.704526           12.117584                13.20%              27,254           2004
Portfolios, Inc. -           8.728132            10.704526                22.64%              27,772           2003
American Century VP          11.128268           8.728132                -21.57%              29,246           2002
International Fund: Class    15.953179           11.128268               -30.24%              31,651           2001
I - Q/NQ                     19.471172           15.953179               -18.07%             118,483           2000
                             12.049887           19.471172                61.59%              10,374           1999
                             10.000000           12.049887                20.50%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.852618            11.168399                13.35%               4,994           2004
Portfolios, Inc. -           8.033520            9.852618                 22.64%               4,925           2003
American Century VP          10.000000           8.033520                -19.66%               2,913           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.789838            10.672474                 9.02%                 853           2004
Portfolios, Inc. -           7.957490            9.789838                 23.03%               1,469           2003
American Century VP Ultra    10.000000           7.957490                -20.43%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    15.559667           17.523098                12.62%              69,136           2004
Portfolios, Inc. -           12.249189           15.559667                27.03%              70,979           2003
American Century VP Value    14.232053           12.249189               -13.93%              79,064           2002
Fund: Class I - Q/NQ         12.807784           14.232053                11.12%              43,801           2001
                             11.005082           12.807784                16.38%              39,166           2000
                             11.268440           11.005082                -2.34%               6,703           1999
                             10.000000           11.268440                12.68%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.219974           10.651623                 4.22%              10,108           2004
Portfolios II, Inc. -        10.000000           10.219974                 2.20%               9,867           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.762273            10.761179                10.23%                 460           2004
Funds - BB&T Capital         7.898637            9.762273                 23.59%                 460           2003
Manager Equity VIF - Q/NQ    10.183502           7.898637                -22.44%                   0           2002
                             10.000000           10.183502                 1.84%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.793406            10.917595                11.48%                 465           2004
Funds - BB&T Large Cap       8.042771            9.793406                 21.77%                 465           2003
Value VIF - Q/NQ             10.161508           8.042771                -20.85%                   0           2002
                             10.000000           10.161508                 1.62%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      8.890913            9.250422                  4.04%                 497           2004
Funds - BB&T Large Company   7.050479            8.890913                 26.10%                 497           2003
Growth VIF - Q/NQ            10.295107           7.050479                -31.52%                   0           2002
                             10.000000           10.295107                 2.95%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      11.109714           12.824709                15.44%                 387           2004
Funds - BB&T Mid Cap         8.258747            11.109714                34.52%                 387           2003
Growth VIF - Q/NQ            10.480972           8.258747                -21.20%                   0           2002
                             10.000000           10.480972                 4.81%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.935270           12.708974                16.22%                   0           2004
Global Small Cap Portfolio   7.518453            10.935270                45.45%                   0           2003
- Q/NQ                       11.592951           7.518453                -35.15%                   0           2002
                             16.494084           11.592951               -29.71%                   0           2001
                             20.656350           16.494084               -20.15%                   0           2000
                             12.826101           20.656350                61.05%                   0           1999
                             10.000000           12.826101                28.26%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.080063           11.392661                13.02%                 601           2004
International Focus          7.689031            10.080063                31.10%                 625           2003
Portfolio - Q/NQ             9.746211            7.689031                -21.11%                 646           2002
                             12.731669           9.746211                -23.45%                 646           2001
                             17.441358           12.731669               -27.00%                 646           2000
                             11.540306           17.441358                51.13%                 455           1999
                             10.000000           11.540306                15.40%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        12.388960           13.587410                 9.67%               3,350           2004
Large Cap Value Portfolio    10.048782           12.388960                23.29%               4,022           2003
- Q/NQ                       13.265780           10.048782               -24.25%               5,969           2002
                             13.342824           13.265780                -0.58%               5,494           2001
                             12.436688           13.342824                 7.29%               7,975           2000
                             11.884096           12.436688                 4.65%               3,588           1999
                             10.000000           11.884096                18.84%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.311541           12.379750                20.06%               7,445           2004
Portfolios - Small Cap       7.597901            10.311541                35.72%               4,302           2003
Stock Index Portfolio:       10.000000           7.597901                -24.02%                 962           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.499959            9.938626                  4.62%              14,582           2004
Responsible Growth Fund,     7.654150            9.499959                 24.12%              17,791           2003
Inc.: Initial Shares - Q/NQ  10.936572           7.654150                -30.01%              18,256           2002
                             14.342049           10.936572               -23.74%              19,570           2001
                             16.364824           14.342049               -12.36%             137,006           2000
                             12.772030           16.364824                28.13%               3,255           1999
                             10.000000           12.772030                27.72%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    11.055229           12.048127                 8.98%             127,107           2004
Inc.: Initial Shares - Q/NQ  8.743455            11.055229                26.44%             129,995           2003
                             11.433642           8.743455                -23.53%             123,020           2002
                             13.219073           11.433642               -13.51%             106,147           2001
                             14.792159           13.219073               -10.63%             435,678           2000
                             12.451705           14.792159                18.80%              54,221           1999
                             10.000000           12.451705                24.52%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.630648           12.034289                 3.47%              21,752           2004
Investment Fund -            9.744716            11.630648                19.35%              26,637           2003
Appreciation Portfolio:      11.878721           9.744716                -17.96%              46,233           2002
Initial Shares - Q/NQ        13.298747           11.878721               -10.68%              35,755           2001
                             13.588614           13.298747                -2.13%              55,696           2000
                             12.377494           13.588614                 9.78%              10,898           1999
                             10.000000           12.377494                23.77%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.012255           12.077221                 9.67%                   0           2004
Investment Fund -            8.489452            11.012255                29.72%                   0           2003
Developing Leaders           10.656860           8.489452                -20.34%                   0           2002
Portfolio:  Initial Shares   10.000000           10.656860                 6.57%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.661488           13.786560                18.22%                   0           2004
Investment Fund -            8.682357            11.661488                34.31%                   0           2003
International Value          10.042606           8.682357                -13.54%                   0           2002
Portfolio: Initial Shares    10.000000           10.042606                 0.43%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.551247           12.810509                 2.07%              55,156           2004
- Federated Quality Bond     12.176693           12.551247                 3.08%              91,479           2003
Fund II: Primary Shares -    11.309545           12.176693                 7.67%              96,464           2002
Q/NQ                         10.630687           11.309545                 6.39%              44,981           2001
                             9.770666            10.630687                 8.80%              58,691           2000
                             10.000000           9.770666                 -2.29%               1,545           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            12.914155           14.168390                 9.71%              73,075           2004
Insurance Products Fund -    10.068066           12.914155                28.27%              76,444           2003
VIP Equity-Income            12.314799           10.068066               -18.24%              90,090           2002
Portfolio: Service Class -   13.173869           12.314799                -6.52%              54,239           2001
Q/NQ                         12.347825           13.173869                 6.69%             203,238           2000
                             11.797885           12.347825                 4.66%              12,312           1999
                             10.000000           11.797885                17.98%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.136737           11.327678                 1.71%              73,829           2004
Insurance Products Fund -    8.514851            11.136737                30.79%              76,874           2003
VIP Growth Portfolio:        12.384853           8.514851                -31.25%              76,572           2002
Service Class - Q/NQ         15.284127           12.384853               -18.97%              65,284           2001
                             17.446540           15.284127               -12.39%             459,713           2000
                             12.901477           17.446540                35.23%              19,321           1999
                             10.000000           12.901477                29.01%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.456304            10.196357                 7.83%              30,282           2004
Insurance Products Fund -    7.560980            9.456304                 25.07%              41,473           2003
VIP High Income Portfolio:   7.408079            7.560980                  2.06%              26,041           2002
Service Class - Q/NQ         8.537159            7.408079                -13.23%              24,216           2001
                             11.198884           8.537159                -23.77%             151,506           2000
                             10.519957           11.198884                 6.45%               6,470           1999
                             10.000000           10.519957                 5.20%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.676982           13.053223                11.79%               5,728           2004
Insurance Products Fund -    8.278081            11.676982                41.06%               6,140           2003
VIP Overseas Portfolio:      10.550644           8.278081                -21.54%               6,166           2002
Service Class - Q/NQ         13.606956           10.550644               -22.46%               8,322           2001
                             17.085125           13.606956               -20.36%              30,791           2000
                             12.175055           17.085125                40.33%               1,737           1999
                             10.000000           12.175055                21.75%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.891962           12.176620                11.79%              11,295           2004
Insurance Products Fund -    7.718997            10.891962                41.11%              10,590           2003
VIP Overseas Portfolio:      10.000000           7.718997                -22.81%              10,123           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            13.986657           15.890209                13.61%              44,791           2004
Insurance Products Fund II   11.062836           13.986657                26.43%              37,477           2003
- VIP Contrafund(R)            12.400091           11.062836               -10.78%              35,257           2002
Portfolio: Service Class -   14.365961           12.400091               -13.68%              26,256           2001
Q/NQ                         15.633362           14.365961                -8.11%             218,098           2000
                             12.784276           15.633362                22.29%              11,727           1999
                             10.000000           12.784276                27.84%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.114979           10.393570                 2.75%              20,651           2004
Insurance Products Fund II   10.000000           10.114979                 1.15%               4,768           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.522420            8.987214                  5.45%               3,148           2004
Insurance Products Fund      6.672816            8.522420                 27.72%               3,173           2003
III - VIP Growth             8.676041            6.672816                -23.09%               3,173           2002
Opportunities Portfolio:     10.295564           8.676041                -15.73%               3,274           2001
Service Class - Q/NQ         12.619265           10.295564               -18.41%              54,350           2000
                             12.297109           12.619265                 2.62%               1,052           1999
                             10.000000           12.297109                22.97%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.554180           12.972801                12.28%               4,303           2004
Insurance Products Fund      7.433831            11.554180                55.43%               2,301           2003
III - VIP Value Strategies   10.000000           7.433831                -25.66%               1,289           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          12.433110           13.623909                 9.58%               1,853           2004
Variable Insurance Trust -   8.871464            12.433110                40.15%               1,853           2003
First Horizon Capital        11.068170           8.871464                -19.85%               1,853           2002
Appreciation Portfolio -     10.000000           11.068170                10.68%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          9.453845            9.822119                  3.90%               2,113           2004
Variable Insurance Trust -   7.463332            9.453845                 26.67%               2,113           2003
First Horizon Core Stock     10.254587           7.463332                -27.22%               2,113           2002
Portfolio - Q/NQ             10.000000           10.254587                 2.55%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton           10.252048           12.004163                17.09%                   0           2004
Variable Insurance           7.852023            10.252048                30.57%                   0           2003
Products Trust - Templeton   10.000000           7.852023                -21.48%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.772107           16.314137                18.46%               2,284           2004
International Value Fund:    10.000000           13.772107                37.72%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    17.797782           20.288824                14.00%              16,493           2004
Index Fund: Class I - Q/NQ   13.418734           17.797782                32.63%              18,139           2003
                             16.084876           13.418734               -16.58%              26,674           2002
                             16.547367           16.084876                -2.79%              10,010           2001
                             14.580726           16.547367                13.49%              49,069           2000
                             12.241505           14.580726                19.11%                   0           1999
                             10.000000           12.241505                22.42%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     11.924059           12.931102                 8.45%              28,397           2004
Income Bond Fund: Class I    9.900524            11.924059                20.44%              29,132           2003
- Q/NQ                       9.737236            9.900524                  1.68%              22,276           2002
                             9.486372            9.737236                  2.64%              13,505           2001
                             10.499020           9.486372                 -9.65%              55,036           2000
                             10.329379           10.499020                 1.64%               5,522           1999
                             10.000000           10.329379                 3.29%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.018589           13.104750                18.93%               1,633           2004
Emerging Markets Fund:       6.768606            11.018589                62.79%               1,633           2003
Class I - Q/NQ               8.106355            6.768606                -16.50%               1,688           2002
                             8.680573            8.106355                 -6.61%                   0           2001
                             10.000000           8.680573                -13.19%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.198995           14.510224                18.95%               4,638           2004
Emerging Markets Fund:       7.495729            12.198995                62.75%               2,895           2003
Class III - Q/NQ             10.000000           7.495729                -25.04%               3,323           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.256137           14.622915                19.31%                 856           2004
Financial Services Fund:     8.795864            12.256137                39.34%                 677           2003
Class III - Q/NQ             10.000000           8.795864                -12.04%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.346316           12.052762                 6.23%               1,232           2004
Health Sciences Fund:        8.422011            11.346316                34.72%               2,494           2003
Class III - Q/NQ             10.000000           8.422011                -15.78%                 538           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.914558            2.994660                  2.75%                   0           2004
Technology and               1.906091            2.914558                 52.91%                   0           2003
Communications Fund: Class   3.382136            1.906091                -43.64%                  49           2002
I - Q/NQ                     5.995625            3.382136                -43.59%                 958           2001
                             10.000000           5.995625                -40.03%               8,273           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.879360           11.174663                 2.71%               1,026           2004
Technology and               7.116977            10.879360                52.86%                 803           2003
Communications Fund: Class   10.000000           7.116977                -28.83%                 634           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.681501            12.392247                28.00%               1,576           2004
Utilities Fund: Class III    7.915587            9.681501                 22.31%                  92           2003
- Q/NQ                       10.000000           7.915587                -20.84%                  91           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.178075           12.386709                 1.71%              79.628           2004
Government Bond Fund:        12.121079           12.178075                 0.47%             123,664           2003
Class I - Q/NQ               11.087778           12.121079                 9.32%             133,187           2002
                             10.496056           11.087778                 5.64%              80,294           2001
                             9.467860            10.496056                10.86%              19,860           2000
                             9.843122            9.467860                 -3.81%              13,832           1999
                             10.000000           9.843122                 -1.57%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    6.001871            6.394073                  6.53%               8.891           2004
Fund: Class I - Q/NQ         4.590315            6.001871                 30.75%              10,511           2003
                             6.538172            4.590315                -29.79%               9,616           2002
                             9.237443            6.538172                -29.22%               9,869           2001
                             12.764281           9.237443                -27.63%              34,347           2000
                             12.427070           12.764281                 2.71%              12,046           1999
                             10.000000           12.427070                24.27%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.467638            7.274894                 12.48%               1,458           2004
International Growth Fund:   4.841394            6.467638                 33.59%               1,458           2003
Class I - Q/NQ               6.476357            4.841394                -25.25%               1,458           2002
                             9.216139            6.476357                -29.73%                   0           2001
                             10.000000           9.216139                 -7.84%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.339912           11.646653                12.64%                 453           2004
International Growth Fund:   7.756602            10.339912                33.30%                 392           2003
Class III - Q/NQ             10.000000           7.756602                -22.43%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.533052           10.857746                 3.08%              12,730           2004
Investor Destinations        9.909899            10.533052                 6.29%              12,387           2003
Conservative Fund: Class     10.000000           9.909899                 -0.90%               1,737           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.647898           11.239043                 5.55%              18,616           2004
Investor Destinations        9.507569            10.647898                11.99%               9,636           2003
Moderately Conservative      10.000000           9.507569                 -4.92%               1,794           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.657265           11.498473                 7.89%              97,090           2004
Investor Destinations        9.012363            10.657265                18.25%              60,134           2003
Moderate Fund: Class II -    10.000000           9.012363                 -9.88%               9,317           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.685816           11.798411                10.41%              43,783           2004
Investor Destinations        8.566085            10.685816                24.75%              16,960           2003
Moderately Aggressive        10.000000           8.566085                -14.34%               9,598           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.670649           11.984875                12.32%              21,388           2004
Investor Destinations        8.215054            10.670649                29.89%              21,388           2003
Aggressive Fund: Class II    10.000000           8.215054                -17.85%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   11.284555           12.820158                13.61%              12,682           2004
Growth Fund: Class I - Q/NQ  8.175099            11.284555                38.04%               7,878           2003
                             13.177611           8.175099                -37.96%               8,811           2002
                             19.198852           13.177611               -31.36%               9,009           2001
                             23.032196           19.198852               -16.64%              72,343           2000
                             12.655972           23.032196                81.99%               2,523           1999
                             10.000000           12.655972                26.56%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.968931           10.892063                -0.70%             102,875           2004
Market Fund: Class I - Q/NQ  11.066732           10.968931                -0.88%              93,668           2003
                             11.100780           11.066732                -0.31%             135,868           2002
                             10.878760           11.100780                 2.04%              86,869           2001
                             10.415808           10.878760                 4.44%             431,824           2000
                             10.085474           10.415808                 3.28%              54,496           1999
                             10.000000           10.085474                 0.85%                   0           1998
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.806133           11.682001                 8.11%              33,061           2004
Nationwide Fund: Class I -   8.603482            10.806133                25.60%              34,413           2003
Q/NQ                         10.568710           8.603482                -18.59%              39,500           2002
                             12.169023           10.568710               -13.15%              39,070           2001
                             12.620906           12.169023                -3.58%             145,298           2000
                             11.981226           12.620906                 5.34%              16,333           1999
                             10.000000           11.981226                19.81%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.269271           13.183976                16.99%                 102           2004
Nationwide Leaders Fund:     9.109258            11.269271                23.71%                 100           2003
Class III - Q/NQ             10.000000           9.109258                 -8.91%              12,700           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.219200           12.426323                10.76%              22,979           2004
Growth Leaders Fund: Class   7.473837            11.219200                50.11%              31,556           2003
III - Q/NQ                   10.000000           7.473837                -25.26%                 781           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.048253           11.448092                13.93%                 583           2004
Worldwide Leaders Fund:      7.497562            10.048253                34.02%                 604           2003
Class I - Q/NQ               10.202185           7.497562                -26.51%               1,512           2002
                             12.758477           10.202185               -20.04%               1,257           2001
                             14.771891           12.758477               -13.63%               6,307           2000
                             12.199950           14.771891                21.08%                  21           1999
                             10.000000           12.199950                22.00%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.548477           15.435931                13.93%                 202           2004
Worldwide Leaders Fund:      10.000000           13.548477                35.48%                 200           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.791193           14.289660                11.71%              13,014           2004
Fund: Class I - Q/NQ         9.671672            12.791193                32.25%              13,322           2003
                             14.718863           9.671672                -34.29%              11,968           2002
                             16.761357           14.718863               -12.19%               6,537           2001
                             20.297724           16.761357               -17.42%              47,091           2000
                             10.000000           20.297724               102.98%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    25.018122           28.905822                15.54%              39,390           2004
Fund: Class I - Q/NQ         16.192394           25.018122                54.51%              41,387           2003
                             22.570133           16.192394               -28.26%              34,290           2002
                             17.864340           22.570133                26.34%              19,965           2001
                             16.308373           17.864340                 9.54%              43,277           2000
                             12.951308           16.308373                25.92%               2,363           1999
                             10.000000           12.951308                29.51%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      19.154484           22.456273                17.24%              24,829           2004
Fund: Class I - Q/NQ         13.790055           19.154484                38.90%              29,334           2003
                             16.934952           13.790055               -18.57%              30,992           2002
                             18.430186           16.934952                -8.11%              22,580           2001
                             17.180698           18.430186                 7.27%              76,303           2000
                             12.110854           17.180698                41.86%               6,045           1999
                             10.000000           12.110854                21.11%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        9.943010            10.625505                 6.86%              17,571           2004
Balanced Fund: Class I -     8.524600            9.943010                 16.64%              33,583           2003
Q/NQ                         9.869728            8.524600                -13.63%              37,581           2002
                             10.403190           9.869728                 -5.13%              13,204           2001
                             10.597955           10.403190                -1.84%              67,511           2000
                             10.666693           10.597955                -0.64%                 786           1999
                             10.000000           10.666693                 6.67%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         10.043723           11.624315                15.74%              21,791           2004
Comstock Value Fund: Class   7.757941            10.043723                29.46%              13,413           2003
I - Q/NQ                     10.521790           7.757941                -26.27%              12,763           2002
                             12.160926           10.521790               -13.48%               9,930           2001
                             13.812331           12.160926               -11.96%              79,672           2000
                             11.834345           13.812331                16.71%               3,648           1999
                             10.000000           11.834345                18.34%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.752538           13.382009                 4.94%               8,912           2004
Sector Bond Fund: Class I    11.547565           12.752538                10.43%               7,493           2003
- Q/NQ                       10.935239           11.547565                 5.60%               3,912           2002
                             10.656316           10.935239                 2.62%               1,021           2001
                             10.238786           10.656316                 4.08%              80,072           2000
                             10.235484           10.238786                 0.03%                   0           1999
                             10.000000           10.235484                 2.35%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.370133                13.70%               2,791           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.132757            7.126209                 16.20%              55,423           2004
Portfolio: Service Shares    5.178331            6.132757                 18.43%              61,411           2003
- Q/NQ                       6.253323            5.178331                -17.19%              64,157           2002
                             8.122329            6.253323                -23.01%              58,131           2001
                             10.000000           8.122329                -18.78%             471,241           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.363865            3.332166                 -0.94%              13,957           2004
Global Technology            2.331479            3.363865                 44.28%              18,403           2003
Portfolio: Service Shares    4.007355            2.331479                -41.82%              20,558           2002
- Q/NQ                       6.491188            4.007355                -38.26%              29,765           2001
                             10.000000           6.491188                -35.09%             575,886           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.265717           10.196210                -0.68%               1,094           2004
Global Technology            7.083279            10.265717                44.93%               1,269           2003
Portfolio: Service II        10.000000           7.083279                -29.17%                 540           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.962587            6.970674                 16.91%              19,751           2004
International Growth         4.499478            5.962587                 32.52%              25,083           2003
Portfolio: Service Shares    6.152979            4.499478                -26.87%              31,482           2002
- Q/NQ                       8.158972            6.152979                -24.59%              44,316           2001
                             10.000000           8.158972                -18.41%             325,621           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.244286           11.978709                16.93%              16,018           2004
International Growth         7.729765            10.244286                32.53%              18,317           2003
Portfolio: Service II        10.000000           7.729765                -22.70%              17,652           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.178822           14.091268                15.70%                   0           2004
Risk-Managed Core            10.000000           12.178822                21.79%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    13.243553           15.107957                14.08%              16,993           2004
Management Trust - AMT       10.204085           13.243553                29.79%              17,164           2003
Guardian Portfolio - Q/NQ    14.084942           10.204085               -27.55%              32,582           2002
                             14.519679           14.084942                -2.99%              16,369           2001
                             14.574691           14.519679                -0.38%              15,118           2000
                             12.874049           14.574691                13.21%                 202           1999
                             10.000000           12.874049                28.74%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.998725            9.925486                 -0.73%              11,344           2004
Management Trust - AMT       10.000000           9.998725                 -0.01%                 741           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.663026           14.507227                14.56%              24,361           2004
Management Trust - AMT       10.037926           12.663026                26.15%              25,961           2003
Mid-Cap Growth Portfolio:    14.422615           10.037926               -30.40%              21,286           2002
Class I - Q/NQ               19.433420           14.422615               -25.78%              19,213           2001
                             21.318413           19.433420                -8.84%             105,006           2000
                             14.063808           21.318413                51.58%               5,210           1999
                             10.000000           14.063808                40.64%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    11.825710           13.858698                17.19%               4,277           2004
Management Trust - AMT       8.887227            11.825710                33.06%               4,953           2003
Partners Portfolio - Q/NQ    11.894405           8.887227                -25.28%               3,725           2002
                             12.428094           11.894405                -4.29%               1,004           2001
                             12.528364           12.428094                -0.80%               5,829           2000
                             11.846069           12.528364                 5.76%                  76           1999
                             10.000000           11.846069                18.46%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.270076                12.70%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         12.412379           14.644219                17.98%              13,581           2004
Account Funds -              10.033548           12.412379                23.71%              14,463           2003
Oppenheimer Aggressive       14.107081           10.033548               -28.88%              17,912           2002
Growth Fund/VA:              20.839650           14.107081               -32.31%              12,079           2001
Non-Service Shares - Q/NQ    23.834283           20.839650               -12.56%             149,774           2000
                             13.178533           23.834283                80.86%               1,127           1999
                             10.000000           13.178533                31.79%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.517548           15.291700                 5.33%              59,150           2004
Account Funds -              11.255526           14.517548                28.98%              66,079           2003
Oppenheimer Capital          15.623539           11.255526               -27.96%              69,480           2002
Appreciation Fund/VA:        18.145209           15.623539               -13.90%              42,400           2001
Non-Service Shares - Q/NQ    18.462618           18.145209                -1.72%             157,543           2000
                             13.231670           18.462618                39.53%              10,834           1999
                             10.000000           13.231670                32.32%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.895100            10.440758                17.38%              34,234           2004
Account Funds -              6.314040            8.895100                 40.88%              43,895           2003
Oppenheimer Global           8.232600            6.314040                -23.30%              69,553           2002
Securities Fund/VA:          9.502715            8.232600                -13.37%              22,431           2001
Non-Service Shares - Q/NQ    10.000000           9.502715                 -4.97%              42,936           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.209351           16.682960                17.41%              25,155           2004
Account Funds -              10.000000           14.209351                42.09%              10,283           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.732516           12.649738                 7.82%              42,795           2004
Account Funds -              9.399555            11.732516                24.82%              47,833           2003
Oppenheimer Main Street(R)     11.751920           9.399555                -20.02%              44,699           2002
Fund/VA: Non-Service         13.281403           11.751920               -11.52%              31,138           2001
Shares - Q/NQ                14.779520           13.281403               -10.14%             255,734           2000
                             12.328212           14.779520                19.88%               5,051           1999
                             10.000000           12.328212                23.28%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      9.021800            10.505672                16.45%              42,783           2004
II, Inc.: Investor Class -   6.685114            9.021800                 34.95%              55,180           2003
Q/NQ                         9.274332            6.685114                -27.92%              63,158           2002
                             9.778601            9.274332                 -5.16%              24,033           2001
                             10.000000           9.778601                 -2.21%              35,941           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                23.389566           23.356933                 8.41%               2,737           2004
Institutional Funds, Inc.    18.570832           23.389566                25.95%               3,980           2003
- Emerging Markets Debt      17.261739           18.570832                 7.58%               1,498           2002
Portfolio: Class I - Q/NQ    15.918288           17.261739                 8.44%                  24           2001
                             14.507420           15.918288                 9.73%               5,880           2000
                             11.383996           14.507420                27.44%                   0           1999
                             10.000000           11.383996                13.84%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.184725           11.776394                15.63%                   0           2004
Institutional Funds, Inc.    8.114795            10.184725                25.51%                   0           2003
- International Magnum       10.000000           8.114795                -18.85%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.670913            6.792239                 19.77%               2,514           2004
Institutional Funds, Inc.    4.061066            5.670913                 39.64%                 762           2003
- Mid Cap Growth             5.989084            4.061066                -32.19%                 817           2002
Portfolio: Class I- Q/NQ     8.602719            5.989084                -30.38%                 479           2001
                             10.000000           8.602719                -13.97%               8,705           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.882880           24.025710                34.35%              23,132           2004
Institutional Funds, Inc.    13.202435           17.882880                35.45%              19,745           2003
- U.S. Real Estate           13.509845           13.202435                -2.28%              18,218           2002
Portfolio: Class I - Q/NQ    12.487759           13.509845                 8.18%               6,309           2001
                             12.021218           12.487759                 3.88%               9,057           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            20.030473           24.838435                24.00%               1,824           2004
Insurance Trust -            13.188423           20.030473                51.88%               3,580           2003
Worldwide Emerging Markets   13.789595           13.188423                -4.36%               3,362           2002
Fund: Initial Class - Q/NQ   14.259243           13.789595                -3.29%               1,588           2001
                             24.900624           14.259243               -42.74%              10,086           2000
                             12.621572           24.900624                97.29%                   0           1999
                             10.000000           12.621572                26.22%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.601515                26.02%                  61           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            15.602972           19.092790                22.37%               1,520           2004
Insurance Trust -            10.940542           15.602972                42.62%               2,347           2003
Worldwide Hard Assets        11.431171           10.940542                -4.29%               8,599           2002
Fund: Initial Class - Q/NQ   12.959993           11.431171               -11.80%                   0           2001
                             11.809742           12.959993                 9.74%                  74           2000
                             9.908503            11.809742                19.19%                 296           1999
                             10.000000           9.908503                 -0.91%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.458870                24.59%                  96           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.690056            10.467304                 8.02%               1,975           2004
Funds - Diversified Stock    7.288675            9.690056                 32.95%               1,444           2003
Fund: Class A - Q/NQ         9.665888            7.288675                -24.59%               1,444           2002
                             9.782879            9.665888                 -1.20%               1,444           2001
                             10.045034           9.782879                 -2.61%               7,848           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.55%)

   (Variable account charges of 1.55% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.370373            9.918917                  5.85%              11,883           2004
Funds - AIM V.I. Balanced    8.179476            9.370373                 14.56%              11,876           2003
Fund: Series I Shares -      10.022125           8.179476                -18.39%               2,587           2002
Q/NQ                         10.000000           10.022125                 0.22%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.952785            9.225955                  3.05%              11,962           2004
Funds - AIM V.I. Blue Chip   7.266541            8.952785                 23.21%              13,457           2003
Fund: Series I Shares -      9.996253            7.266541                -27.31%               4,079           2002
Q/NQ                         10.000000           9.996253                 -0.04%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.779716            10.266108                 4.97%                   0           2004
Funds - AIM V.I. Capital     7.669506            9.779716                 27.51%                   0           2003
Appreciation Fund: Series    10.298840           7.669506                -25.53%                   0           2002
I Shares - Q/NQ              10.000000           10.298840                 2.99%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.120540           10.857313                 7.28%              10,955           2004
Funds - AIM V.I. Core        8.262126            10.120540                22.49%              10,183           2003
Stock Fund: Series I         9.941509            8.262126                -16.89%               4,739           2002
Shares - Q/NQ                10.000000           9.941509                 -0.58%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.387244           12.681165                22.08%                   0           2004
Funds - AIM V.I.             8.174876            10.387244                27.06%                   0           2003
International Growth Fund:   10.000000           8.174876                -18.25%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.531122            8.883687                  4.13%              23,466           2004
Funds - AIM V.I. Premier     6.927821            8.531122                 23.14%              25,719           2003
Equity Fund: Series I        10.090295           6.927821                -31.34%              24,782           2002
Shares - Q/NQ                10.000000           10.090295                 0.90%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    11.658279           12.968874                11.24%              80,097           2004
Portfolios, Inc. -           9.154526            11.658279                27.35%              85,571           2003
American Century VP Income   11.532853           9.154526                -20.62%              76,326           2002
& Growth Fund: Class I -     12.783396           11.532853                -9.78%              28,701           2001
Q/NQ                         14.525483           12.783396               -11.99%             116,969           2000
                             12.501318           14.525483                16.19%                   0           1999
                             10.000000           12.501318                25.01%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.676053           12.079221                13.14%              18,333           2004
Portfolios, Inc. -           8.709328            10.676053                22.58%              20,808           2003
American Century VP          11.109924           8.709328                -21.61%              23,080           2002
International Fund: Class    15.935027           11.109924               -30.28%              32,398           2001
I - Q/NQ                     19.458849           15.935027               -18.11%             239,024           2000
                             12.048368           19.458849                61.51%                   0           1999
                             10.000000           12.048368                20.48%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.844280            11.153296                13.30%              30,200           2004
Portfolios, Inc. -           8.030782            9.844280                 22.58%              28,911           2003
American Century VP          10.000000           8.030782                -19.69%              19,552           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.781540            10.658021                 8.96%               3,459           2004
Portfolios, Inc. -           7.954778            9.781540                 22.96%              13,357           2003
American Century VP Ultra    10.000000           7.954778                -20.45%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    15.518266           17.467591                12.56%             177,917           2004
Portfolios, Inc. -           12.222795           15.518266                26.96%             181,023           2003
American Century VP Value    14.208598           12.222795               -13.98%             149,797           2002
Fund: Class I - Q/NQ         12.793204           14.208598                11.06%              52,901           2001
                             10.998104           12.793204                16.32%              69,378           2000
                             11.267010           10.998104                -2.39%               3,076           1999
                             10.000000           11.267010                12.67%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.216492           10.642589                 4.17%                  38           2004
Portfolios II, Inc. -        10.000000           10.216492                 2.16%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.751754            10.744113                10.18%               9,025           2004
Funds - BB&T Capital         7.894129            9.751754                 23.53%              26,213           2003
Manager Equity VIF - Q/NQ    10.182862           7.894129                -22.48%              38,090           2002
                             10.000000           10.182862                 1.83%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.782864            10.900314                11.42%              48,803           2004
Funds - BB&T Large Cap       8.038186            9.782864                 21.70%              56,741           2003
Value VIF - Q/NQ             10.160876           8.038186                -20.89%              34,368           2002
                             10.000000           10.160876                 1.61%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      8.881331            9.235753                  3.99%              14,846           2004
Funds - BB&T Large Company   7.046459            8.881331                 26.04%              18,729           2003
Growth VIF - Q/NQ            10.294466           7.046459                -31.55%              15,225           2002
                             10.000000           10.294466                 2.94%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      11.097745           12.804398                15.38%              11,115           2004
Funds - BB&T Mid Cap         8.254034            11.097745                34.45%              12,445           2003
Growth VIF - Q/NQ            10.480321           8.254034                -21.24%              12,638           2002
                             10.000000           10.480321                 4.80%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.906133           12.668677                16.16%                   0           2004
Global Small Cap Portfolio   7.502227            10.906133                45.37%                   0           2003
- Q/NQ                       11.573823           7.502227                -35.18%                   0           2002
                             16.475303           11.573823               -29.75%                   0           2001
                             20.643272           16.475303               -20.19%                   0           2000
                             12.824482           20.643272                60.97%                   0           1999
                             10.000000           12.824482                28.24%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.053206           11.356540                12.96%                   0           2004
International Focus          7.672436            10.053206                31.03%                   0           2003
Portfolio - Q/NQ             9.730126            7.672436                -21.15%                   0           2002
                             12.717168           9.730126                -23.49%                   0           2001
                             17.430313           12.717168               -27.04%                   0           2000
                             11.538849           17.430313                51.06%                   0           1999
                             10.000000           11.538849                15.39%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        12.355985           13.544372                 9.62%                   0           2004
Large Cap Value Portfolio    10.027117           12.355985                23.23%                   0           2003
- Q/NQ                       13.243925           10.027117               -24.29%                   0           2002
                             13.327642           13.243925                -0.63%                   0           2001
                             12.428801           13.327642                 7.23%                 513           2000
                             11.882597           12.428801                 4.60%                   0           1999
                             10.000000           11.882597                18.83%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.302820           12.363005                20.00%               9,345           2004
Portfolios - Small Cap       7.595316            10.302820                35.65%              64,294           2003
Stock Index Portfolio:       10.000000           7.595316                -24.05%               1,722           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.474668            9.907140                  4.56%              17,167           2004
Responsible Growth Fund,     7.637651            9.474668                 24.05%              16,937           2003
Inc.: Initial Shares - Q/NQ  10.918541           7.637651                -30.05%              23,018           2002
                             14.325738           10.918541               -23.78%              21,548           2001
                             16.354471           14.325738               -12.40%             139,848           2000
                             12.770419           16.354471                28.07%                 180           1999
                             10.000000           12.770419                27.70%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    11.025774           12.009933                 8.93%             198,695           2004
Inc.: Initial Shares - Q/NQ  8.724586            11.025774                26.38%             225,318           2003
                             11.414791           8.724586                -23.57%             186,707           2002
                             13.204037           11.414791               -13.55%             100,197           2001
                             14.782794           13.204037               -10.68%             628,916           2000
                             12.450128           14.782794                18.74%               2,818           1999
                             10.000000           12.450128                24.50%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.599710           11.996198                 3.42%              61,914           2004
Investment Fund              9.723715            11.599710                19.29%              62,978           2003
-Appreciation Portfolio:     11.859151           9.723715                -18.01%              46,815           2002
Initial Shares - Q/NQ        13.283611           11.859151               -10.72%              18,042           2001
                             13.580004           13.283611                -2.18%              76,644           2000
                             12.375935           13.580004                 9.73%                   0           1999
                             10.000000           12.375935                23.76%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.000389           12.058079                 9.62%               4,434           2004
Investment Fund -            8.484609            11.000389                29.65%               3,696           2003
Developing Leaders           10.656194           8.484609                -20.38%                   0           2002
Portfolio:  Initial Shares   10.000000           10.656194                 6.56%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.648919           13.764722                18.16%               9,288           2004
Investment Fund -            8.677395            11.648919                34.24%               8,897           2003
International Value          10.041976           8.677395                -13.59%               1,234           2002
Portfolio:  Initial Shares   10.000000           10.041976                 0.42%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.521545           12.773711                 2.01%             210,271           2004
- Federated Quality Bond     12.154048           12.521545                 3.02%             241,234           2003
Fund II: Primary Shares -    11.294237           12.154048                 7.61%             187,171           2002
Q/NQ                         10.621724           11.294237                 6.33%              51,709           2001
                             9.767363            10.621724                 8.75%             130,194           2000
                             10.000000           9.767363                 -2.33%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            12.879796           14.123525                 9.66%             234,343           2004
Insurance Products Fund -    10.046372           12.879796                28.20%             261,155           2003
VIP Equity-Income            12.294512           10.046372               -18.29%             173,540           2002
Portfolio: Service Class -   13.158890           12.294512                -6.57%              52,229           2001
Q/NQ                         12.339995           13.158890                 6.64%             217,555           2000
                             11.796399           12.339995                 4.61%               2,679           1999
                             10.000000           11.796399                17.96%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.107117           11.291830                 1.66%              80,930           2004
Insurance Products Fund -    8.496503            11.107117                30.73%              88,111           2003
VIP Growth Portfolio:        12.364452           8.496503                -31.28%              82,785           2002
Service Class - Q/NQ         15.266755           12.364452               -19.01%              61,485           2001
                             17.435504           15.266755               -12.44%             640,594           2000
                             12.899854           17.435504                35.16%               5,263           1999
                             10.000000           12.899854                29.00%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.431127            10.164065                 7.77%              66,141           2004
Insurance Products Fund -    7.544684            9.431127                 25.00%              86,834           2003
VIP High Income Portfolio:   7.395859            7.544684                  2.01%              51,680           2002
Service Class - Q/NQ         8.527425            7.395859                -13.27%              29,264           2001
                             11.191773           8.527425                -23.81%             152,787           2000
                             10.518622           11.191773                 6.40%                   0           1999
                             10.000000           10.518622                 5.19%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.645888           13.011854                11.73%               7,251           2004
Insurance Products Fund -    8.260228            11.645888                40.99%               7,273           2003
VIP Overseas Portfolio:      10.533247           8.260228                -21.58%               7,970           2002
Service Class - Q/NQ         13.591466           10.533247               -22.50%               5,233           2001
                             17.074312           13.591466               -20.40%              63,419           2000
                             12.173522           17.074312                40.26%                   0           1999
                             10.000000           12.173522                21.74%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.882746           12.160149                11.74%              29,390           2004
Insurance Products Fund -    7.716368            10.882746                41.03%              16,224           2003
VIP Overseas Portfolio:      10.000000           7.716368                -22.84%               8,197           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            13.949406           15.839841                13.55%             144,384           2004
Insurance Products Fund II   11.038967           13.949406                26.37%             150,133           2003
- VIP Contrafund(R)            12.379644           11.038967               -10.83%             106,318           2002
Portfolio: Service Class -   14.349605           12.379644               -13.73%              43,664           2001
Q/NQ                         15.623458           14.349605                -8.15%             363,714           2000
                             12.782661           15.623458                22.22%                   0           1999
                             10.000000           12.782661                27.83%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.111553           10.384779                 2.70%               8,856           2004
Insurance Products Fund II   10.000000           10.111553                 1.12%               5,209           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.499719            8.958732                  5.40%              16,915           2004
Insurance Products Fund      6.658420            8.499719                 27.65%              18,338           2003
III - VIP Growth             8.661731            6.658420                -23.13%              19,282           2002
Opportunities Portfolio:     10.283843           8.661731                -15.77%              19,010           2001
Service Class - Q/NQ         12.611273           10.283843               -18.46%             125,746           2000
                             12.295562           12.611273                 2.57%                 109           1999
                             10.000000           12.295562                22.96%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.544394           12.955237                12.22%               9,798           2004
Insurance Products Fund      7.431305            11.544394                55.35%               2,765           2003
III - VIP Value Strategies   10.000000           7.431305                -25.69%              64,476           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          12.418421           13.600899                 9.52%               2,255           2004
Variable Insurance Trust -   8.865478            12.418421                40.08%               1,627           2003
First Horizon Capital        11.066352           8.865478                -19.89%               1,627           2002
Appreciation Portfolio -     10.000000           11.066352                10.66%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          9.442689            9.805546                  3.84%              20,653           2004
Variable Insurance Trust -   7.458308            9.442689                 26.61%              24,061           2003
First Horizon Core Stock     10.252905           7.458308                -27.26%              20,181           2002
Portfolio - Q/NQ             10.000000           10.252905                 2.53%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin TempletonVariable   10.243358           11.987900                17.03%              17.03%           2004
Insurance Product Trust -    7.849352            10.243358                30.50%              30.50%           2003
Templeton Foreign            10.000000           7.849352                -21.51%                   0           2002*
Securities Fund: Class I -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.767448           16.300341                18.40%               8,430           2004
International Value Fund:    10.000000           13.767448                37.67%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    17.750446           20.224594                13.94%              88,080           2004
Index Fund: Class I - Q/NQ   13.389824           17.750446                32.57%              90,893           2003
                             16.058378           13.389824               -16.62%              67,019           2002
                             16.528554           16.058378                -2.84%              21,569           2001
                             14.571500           16.528554                13.43%              65,021           2000
                             12.239965           14.571500                19.05%               2,028           1999
                             10.000000           12.239965                22.40%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     11.892325           12.890147                 8.39%              86,639           2004
Income Bond Fund: Class I    9.879176            11.892325                20.38%              86,973           2003
- Q/NQ                       9.721174            9.879176                  1.63%              73,276           2002
                             9.475563            9.721174                  2.59%              22,330           2001
                             10.492359           9.475563                 -9.69%              47,369           2000
                             10.328064           10.492359                 1.59%                 327           1999
                             10.000000           10.328064                 3.28%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.000440           13.076523                18.87%                 542           2004
Emerging Markets Fund:       6.760886            11.000440                62.71%                 542           2003
Class I - Q/NQ               8.101230            6.760886                -16.54%                 542           2002
                             8.679512            8.101230                 -6.66%               1,040           2001
                             10.000000           8.679512                -13.20%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.188660           14.490577                18.89%              10,147           2004
Emerging Markets Fund:       7.493172            12.188660                62.66%               3,899           2003
Class III - Q/NQ             10.000000           7.493172                -25.07%               2,299           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.244135           14.601183                19.25%               5,270           2004
Financial Services Fund:     8.791707            12.244135                39.27%               5,062           2003
Class III - Q/NQ             10.000000           8.791707                -12.08%                 359           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.335187           12.034828                 6.17%              10,156           2004
Health Sciences Fund:        8.418014            11.335187                34.65%              10,037           2003
Class III - Q/NQ             10.000000           8.418014                -15.82%               1,476           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.909762            2.988221                  2.70%               9,940           2004
Technology and               1.903920            2.909762                 52.83%              10,201           2003
Communications Fund: Class   3.379992            1.903920                -43.67%              11,220           2002
I - Q/NQ                     5.994889            3.379992                -43.62%              22,181           2001
                             10.000000           5.994889                -40.05%              13,012           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.870138           11.159534                 2.66%               2,572           2004
Technology and               7.114557            10.870138                52.79%               2,432           2003
Communications Fund: Class   10.000000           7.114557                -28.85%               2,229           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.672009            12.373818                27.93%               4,625           2004
Utilities Fund: Class III    7.911840            9.672009                 22.25%               3,026           2003
- Q/NQ                       10.000000           7.911840                -20.88%                 630           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.145681           12.347500                 1.66%             258,630           2004
Government Bond Fund:        12.094979           12.145681                 0.42%             354,824           2003
Class I - Q/NQ               11.069522           12.094979                 9.26%             389,499           2002
                             10.484119           11.069522                 5.58%             117,106           2001
                             9.461864            10.484119                10.80%             185,774           2000
                             9.841878            9.461864                 -3.36%                 565           1999
                             10.000000           9.871878                 -1.58%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    5.985870            6.373790                  6.48%              36,395           2004
Fund: Class I - Q/NQ         4.580410            5.985870                 30.68%              18,660           2003
                             6.527385            4.580410                -29.83%              15,286           2002
                             9.226923            6.527385                -29.26%               4,765           2001
                             12.756184           9.226923                -27.67%              47,829           2000
                             12.425504           12.756184                 2.66%               1,047           1999
                             10.000000           12.425504                24.26%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.456972            7.259219                 12.42%                 929           2004
International Growth Fund:   4.835860            6.456972                 33.52%                 929           2003
Class I - Q/NQ               6.472249            4.835860                -25.28%                 929           2002
                             9.215010            6.472249                -29.76%                 929           2001
                             10.000000           9.215010                 -7.85%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.331173           11.630897                12.58%               2,046           2004
International Growth Fund:   7.753975            10.331173                33.24%                 644           2003
Class III - Q/NQ             10.000000           7.753975                -22.46%                  57           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.522733           10.841616                 3.03%              54,500           2004
Investor Destinations        9.905214            10.522733                 6.23%              76,050           2003
Conservative Fund: Class     10.000000           9.905214                 -0.95%              34,497           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.637462           11.222329                 5.50%             177,728           2004
Investor Destinations        9.503076            10.637462                11.94%             165,342           2003
Moderately Conservative      10.000000           9.503076                 -4.97%              40,829           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.646835           11.481376                 7.84%             387,294           2004
Investor Destinations        9.008104            10.646835                18.19%             413,056           2003
Moderate Fund: Class II -    10.000000           9.008104                 -9.92%             144,365           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.675348           11.780866                10.36%             409,197           2004
Investor Destinations        8.562027            10.675348                24.68%             268,923           2003
Moderately Aggressive        10.000000           8.562027                -14.38%             134,776           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.660201           11.967058                12.26%              36,463           2004
Investor Destinations        8.211169            10.660201                29.83%              31,537           2003
Aggressive Fund: Class II    10.000000           8.211169                -17.89%               6,756           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   11.254504           12.779539                13.55%              29,026           2004
Growth Fund: Class I - Q/NQ  8.157459            11.254504                37.97%              26,740           2003
                             13.155873           8.157459                -37.99%              19,708           2002
                             19.177019           13.155873               -31.40%               8,110           2001
                             23.017640           19.177019               -16.69%             117,300           2000
                             12.654379           23.017640                81.89%                  69           1999
                             10.000000           12.654379                26.54%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.939717           10.857538                -0.75%             190,644           2004
Market Fund: Class I - Q/NQ  11.042864           10.939717                -0.93%             140,277           2003
                             11.082465           11.042864                -0.36%             208,557           2002
                             10.866357           11.082465                 1.99%             130,217           2001
                             10.409189           10.866357                 4.39%             472,321           2000
                             10.084183           10.409189                 3.22%                   0           1999
                             10.000000           10.084183                 0.84%                   0           1998
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.777358           11.644990                 8.05%              46,463           2004
Nationwide Fund: Class I -   8.584915            10.777358                25.54%              52,343           2003
Q/NQ                         10.551259           8.584915                -18.64%              44,142           2002
                             12.155152           10.551259               -13.20%              25,911           2001
                             12.612898           12.155152                -3.63%             195,061           2000
                             11.979709           12.612898                 5.29%               4,296           1999
                             10.000000           11.979709                19.80%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.258218           13.164368                16.93%               7,264           2004
Nationwide Leaders Fund:     9.104949            11.258218                23.65%               7,175           2003
Class III - Q/NQ             10.000000           9.104949                 -8.95%               1,477           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.208181           12.407830                10.70%               7,053           2004
Growth Leaders Fund: Class   7.470286            11.208181                50.04%              20,874           2003
III - Q/NQ                   10.000000           7.470286                -25.30%               1,831           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.021510           11.411811                13.87%               1,177           2004
Worldwide Leaders Fund:      7.481395            10.021510                33.95%               1,177           2003
Class I - Q/NQ               10.185366           7.481395                -26.55%               2,584           2002
                             12.743972           10.185366               -20.08%                 854           2001
                             14.762540           12.743972               -13.67%              21,939           2000
                             12.198407           14.762540                21.02%                   0           1999
                             10.000000           12.198407                21.98%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.543884           15.422868                13.87%                 799           2004
Worldwide Leaders Fund:      10.000000           13.543884                35.44%               1,573           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.760922           14.248614                11.66%              34,536           2004
Fund: Class I - Q/NQ         9.653687            12.760922                32.19%              41,820           2003
                             14.698966           9.653687                -34.32%              40,018           2002
                             16.747262           14.698966               -12.23%              20,426           2001
                             20.290923           16.747262               -17.46%              99,842           2000
                             10.000000           20.290923               102.91%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    24.951544           28.814275                15.48%              76,487           2004
Fund: Class I - Q/NQ         16.157486           24.951544                54.43%              60,341           2003
                             22.532936           16.157486               -28.29%              56,128           2002
                             17.844017           22.532936                26.28%              18,876           2001
                             16.298055           17.844017                 9.49%              44,629           2000
                             12.949678           16.298055                25.86%                   0           1999
                             10.000000           12.949678                29.50%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      19.103495           22.385127                17.18%              70,814           2004
Fund: Class I - Q/NQ         13.760315           19.103495                38.83%              63,469           2003
                             16.907018           13.760315               -18.61%              59,429           2002
                             18.409209           16.907018                -8.16%              30,953           2001
                             17.169820           18.409209                 7.22%             180,837           2000
                             17.169820           17.169820                41.79%                   0           1999
                             10.000000           12.109325                21.09%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        9.916530            10.591841                 6.81%              78,769           2004
Balanced Fund: Class I -     8.506213            9.916530                 16.58%              95,903           2003
Q/NQ                         9.853445            8.506213                -13.67%              79,559           2002
                             10.391332           9.853445                 -5.18%              24,071           2001
                             10.591234           10.391332                -1.89%             107,502           2000
                             10.665345           10.591234                -0.69%                   0           1999
                             10.000000           10.665345                 6.65%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         10.016970           11.587479                15.68%              39,901           2004
Comstock Value Fund: Class   7.741201            10.016970                29.40%              28,077           2003
I - Q/NQ                     10.504440           7.741201                -26.31%              21,255           2002
                             12.147081           10.504440               -13.52%               9,144           2001
                             13.803577           12.147081               -12.00%              93,946           2000
                             11.832846           13.803577                16.65%                   0           1999
                             10.000000           11.832846                18.33%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.718597           13.339610                 4.88%              33,076           2004
Sector Bond Fund: Class I    11.522667           12.718597                10.38%              48,160           2003
- Q/NQ                       10.917216           11.522667                 5.55%              22,842           2002
                             10.644186           10.917216                 2.57%               6,240           2001
                             10.232296           10.644186                 4.03%              45,904           2000
                             10.234182           10.232296                -0.02%                   0           1999
                             10.000000           10.234182                 2.34%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.366319                13.66%               7,787           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.120554            7.108411                 16.14%              93,789           2004
Portfolio: Service Shares    5.170642            6.120554                 18.37%             103,643           2003
- Q/NQ                       6.247210            5.170642                -17.23%             115,811           2002
                             8.118530            6.247210                -23.05%              91,371           2001
                             10.000000           8.118530                -18.81%             864,147           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.357170            3.323846                 -0.99%               8,798           2004
Global Technology            2.328014            3.357170                 44.21%              11,384           2003
Portfolio: Service           4.003432            2.328014                -41.85%              15,294           2002
Shares-Q/NQ                  6.488148            4.003432                -38.30%              25,926           2001
                             10.000000           6.488148                -35.12%             924,135           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.257004           10.182376                -0.73%               5,318           2004
Global Technology            7.080856            10.257004                44.86%               5,674           2003
Portfolio: Service II        10.000000           7.080856                -29.19%               4,212           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.950696            6.953235                 16.85%              21,616           2004
International Growth         4.492787            5.950696                 32.45%              31,283           2003
Portfolio: Service Shares    6.146956            4.492787                -26.91%              45,369           2002
- Q/NQ                       8.155155            6.146956                -24.62%              55,044           2001
                             10.000000           8.155155                -18.45%             434,238           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.235608           11.962481                16.87%              21,665           2004
International Growth         7.727134            10.235608                32.46%              24,354           2003
Portfolio: Service II        10.000000           7.727134                -22.73%              15,995           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.174698           14.079355                15.64%                 618           2004
Risk-Managed Core            10.000000           12.174698                21.75%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    13.208305           15.060109                14.02%              29,471           2004
Management Trust - AMT       10.182084           13.208305                29.72%              34,696           2003
Guardian Portfolio - Q/NQ    14.061726           10.182084               -27.59%              33,456           2002
                             14.503162           14.061726                -3.04%              22,609           2001
                             14.565469           14.503162                -0.43%              33,640           2000
                             12.872425           14.565469                13.15%                   0           1999
                             10.000000           12.872425                28.72%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.995324            9.917071                 -0.78%              10,728           2004
Management Trust - AMT       10.000000           9.995324                 -0.05%               2,744           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.629313           14.461252                14.51%              26,255           2004
Management Trust - AMT       10.016277           12.629313                26.09%              25,387           2003
Mid-Cap Growth Portfolio:    14.398827           10.016277               -30.44%              22,416           2002
Class I - Q/NQ               19.411326           14.398827               -25.82%              14,841           2001
                             21.304943           19.411326                -8.89%             208,480           2000
                             14.062035           21.304943                51.51%               1,708           1999
                             10.000000           14.062035                40.62%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    11.794211           13.814765                17.13%              13,998           2004
Management Trust - AMT       8.868057            11.794211                33.00%              12,774           2003
Partners Portfolio - Q/NQ    11.874797           8.868057                -25.32%              12,495           2002
                             12.413955           11.874797                -4.34%               6,243           2001
                             12.520433           12.413955                -0.85%              37,502           2000
                             11.844579           12.520433                 5.71%                 293           1999
                             10.000000           11.844579                18.45%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.266289                12.66%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         12.379330           14.597814                17.92%              33,110           2004
Account Funds -              10.011907           12.379330                23.65%              36,889           2003
Oppenheimer Aggressive       14.083811           10.011907               -28.91%              36,267           2002
Growth Fund/VA:              20.815942           14.083811               -32.34%              33,746           2001
Non-Service Shares - Q/NQ    23.819210           20.815942               -12.61%             206,899           2000
                             13.176875           23.819210                80.77%                   0           1999
                             10.000000           13.176875                31.77%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.478903           15.243243                 5.28%             158,703           2004
Account Funds -              11.231257           14.478903                28.92%             169,320           2003
Oppenheimer Capital          15.597781           11.231257               -27.99%             148,182           2002
Appreciation Fund/VA:        18.124562           15.597781               -13.94%              58,354           2001
Non-Service Shares - Q/NQ    18.450922           18.124562                -1.77%             260,506           2000
                             13.230001           18.450922                39.46%                   0           1999
                             10.000000           13.230001                32.30%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.878533            10.416023                17.32%              98,458           2004
Account Funds -              6.305481            8.878533                 40.81%             137,512           2003
Oppenheimer Global           8.225627            6.305481                -23.34%             140,510           2002
Securities Fund/VA:          9.499528            8.225627                -13.41%              56,659           2001
Non-Service Shares - Q/NQ    10.000000           9.499528                 -5.00%              41,425           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.204530           16.668829                17.35%              50,711           2004
Account Funds -              10.000000           14.204530                42.05%              34,592           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.701284           12.609661                 7.76%             122,900           2004
Account Funds -              9.379287            11.701284                24.76%             130,087           2003
Oppenheimer Main Street(R)     11.732552           9.379287                -20.06%             117,868           2002
Fund/VA: Non-Service         13.266293           11.732552               -11.56%              35,242           2001
Shares - Q/NQ                17.770155           13.266293               -10.18%             244,548           2000
                             12.326652           17.770155                19.82%                   0           1999
                             10.000000           12.326652                23.27%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      9.005020            10.480821                16.39%             111,475           2004
II, Inc.: Investor Class -   6.676060            9.005020                 34.89%             110,457           2003
Q/NQ                         9.266486            6.676060                -27.95%              93,248           2002
                             9.775318            9.266486                 -5.21%              37,689           2001
                             10.000000           9.775318                 -2.25%              38,021           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                23.327390           25.276707                 8.36%               3,889           2004
Institutional Funds, Inc.    18.530862           23.327390                25.88%               9,268           2003
- Emerging Markets Debt      17.233321           18.530862                 7.53%               2,227           2002
Portfolio: Class I - Q/NQ    15.900192           17.233321                 8.38%                 491           2001
                             14.498248           15.900192                 9.67%               6,106           2000
                             11.382564           14.498248                27.37%                   0           1999
                             10.000000           11.382564                13.83%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.176086           11.760447                15.57%                   0           2004
Institutional Funds, Inc.    8.112030            10.176086                25.44%                   0           2003
- International Magnum       10.000000           8.112030                -18.88%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.660359            6.776155                 19.71%               6,733           2004
Institutional Funds, Inc.    4.055570            5.660359                 39.57%               6,644           2003
- Mid Cap Growth             5.984011            4.055570                -32.23%               5,952           2002
Portfolio: Class I- Q/NQ     8.599825            5.984011                -30.42%               3,425           2001
                             10.000000           8.599825                -14.00%               1,926           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.835262           23.949574                34.28%              50,146           2004
Institutional Funds, Inc.    13.173972           17.835262                35.38%              63,971           2003
- U.S. Real Estate           13.487571           13.173972                -2.33%              41,457           2002
Portfolio: Class I - Q/NQ    12.473542           13.487571                 8.13%              12,553           2001
                             12.009181           12.473542                 3.87%               2,040           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            19.977155           24.759748                23.94%               1,887           2004
Insurance Trust -            13.159985           19.977155                51.80%               2,742           2003
Worldwide Emerging Markets   13.766864           13.159985                -4.41%               2,895           2002
Fund: Initial Class - Q/NQ   14.243025           13.766864                -3.34%               2,430           2001
                             24.884920           14.243025               -42.76%              17,622           2000
                             12.619986           24.884920                97.19%                   0           1999
                             10.000000           12.619986                26.20%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.597286                25.97%               2,272           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            15.561436           19.032313                22.30%               3,934           2004
Insurance Trust -            10.916950           15.561436                42.54%               4,172           2003
Worldwide Hard Assets        11.412316           10.916950                -4.34%               4,624           2002
Fund: Initial Class - Q/NQ   12.945227           11.412316               -11.84%               3,279           2001
                             11.802251           12.945227                 9.68%               2,695           2000
                             9.907247            11.802251                19.13%                   0           1999
                             10.000000           9.907247                 -0.93%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.454684                24.55%               5,518           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.668003            10.438181                 7.97%               5,677           2004
Funds - Diversified Stock    7.275772            9.668003                 32.88%               5,677           2003
Fund: Class A - Q/NQ         9.653677            7.275772                -24.63%               5,677           2002
                             9.775505            9.653677                 -1.25%               5,205           2001
                             10.042508           9.775505                 -2.66%               9,949           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.60%)

   (Variable account charges of 1.60% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.360253            9.903173                  5.80%                   0           2004
Funds - AIM V.I. Balanced    8.174790            9.360253                 14.50%                   0           2003
Fund: Series I Shares -      10.021494           8.174790                -18.43%                   0           2002
Q/NQ                         10.000000           10.021494                 0.21%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.943132            9.211330                  3.00%                   0           2004
Funds - AIM V.I. Blue Chip   7.262391            8.943132                 23.14%                   0           2003
Fund: Series I Shares -      9.995625            7.262391                -27.34%                   0           2002
Q/NQ                         10.000000           9.995625                 -0.04%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.769188            10.249834                 4.92%               1,364           2004
Funds - AIM V.I. Capital     7.665130            9.769188                 27.45%               1,364           2003
Appreciation Fund: Series    10.298199           7.665130                -25.57%                   0           2002
I Shares - Q/NQ              10.000000           10.298199                 2.98%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.109633           10.840107                 7.23%                   0           2004
Funds - AIM V.I. Core        8.257404            10.109633                22.43%                   0           2003
Stock Fund: Series I         9.940886            8.257404                -16.93%                   0           2002
Shares - Q/NQ                10.000000           9.940886                 -0.59%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.378445           12.663998                22.02%                   0           2004
Funds - AIM V.I.             8.172087            10.378445                27.00%                   0           2003
International Growth Fund:   10.000000           8.172087                -18.28%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.521900            8.869569                  4.08%                   0           2004
Funds - AIM V.I. Premier     6.923853            8.521900                 23.08%                   0           2003
Equity Fund: Series I        10.089663           6.923853                -31.38%                   0           2002
Shares - Q/NQ                10.000000           10.089663                 0.90%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    11.627252           12.927802                11.19%              64,500           2004
Portfolios, Inc. -           9.134791            11.627252                27.29%              65,723           2003
American Century VP Income   11.513844           9.134791                -20.66%              38,437           2002
& Growth Fund: Class I -     12.768846           11.513844                -9.83%               8,195           2001
Q/NQ                         14.516288           12.768846               -12.04%             131,827           2000
                             12.499739           14.516288                16.13%                   0           1999
                             10.000000           12.499739                25.00%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.647602           12.040921                13.09%               5,732           2004
Portfolios, Inc. -           8.690538            10.647602                22.52%               8,567           2003
American Century VP          11.091611           8.690538                -21.65%              11,390           2002
International Fund: Class    15.916904           11.091611               -30.32%               8,176           2001
I - Q/NQ                     19.446544           15.916904               -18.15%              79,650           2000
                             12.046847           19.446544                61.42%                  15           1999
                             10.000000           12.046847                20.47%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.835934            11.138173                13.24%              32,973           2004
Portfolios, Inc. -           8.028048            9.835934                 22.52%              35,893           2003
American Century VP          10.000000           8.028048                -19.72%              21,902           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.773254            10.643580                 8.91%               3,707           2004
Portfolios, Inc. -           7.952075            9.773254                 22.90%               2,407           2003
American Century VP Ultra    10.000000           7.952075                -20.48%               1,949           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    15.476950           17.412261                12.50%             190,443           2004
Portfolios, Inc. -           12.196439           15.476950                26.90%             190,857           2003
American Century VP Value    14.185172           12.196439               -14.02%             123,246           2002
Fund: Class I - Q/NQ         12.778642           14.185172                11.01%              37,753           2001
                             10.991130           12.778642                16.26%              20,422           2000
                             11.265587           10.991130                -2.44%                   0           1999
                             10.000000           11.265587                12.66%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.213008           10.633557                 4.12%              35,856           2004
Portfolios II, Inc. -        10.000000           10.213008                 2.13%              34,349           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
B&T Variable Insurance       9.741250            10.727103                10.12%              22,552           2004
Funds - BB&T Capital         7.889625            9.741250                 23.47%              11,216           2003
Manager Equity VIF - Q/NQ    10.182226           7.889625                -22.52%               8,278           2002
                             10.000000           10.182226                 1.82%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.772302            10.883015                11.37%              13,943           2004
Funds - BB&T Large Cap       8.033595            9.772302                 21.64%               8,619           2003
Value VIF - Q/NQ             10.160238           8.033595                -20.93%                   0           2002
                             10.000000           10.160238                 1.60%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      8.871736            9.221094                  3.94%              16,317           2004
Funds - BB&T Large Company   7.042420            8.717736                 25.98%               5,532           2003
Growth VIF - Q/NQ            10.293819           7.042420                -31.59%                   0           2002
                             10.000000           10.293819                 2.94%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      11.085788           12.784105                15.32%              19,381           2004
Funds - BB&T Mid Cap         8.249323            11.085788                34.38%               4,312           2003
Growth VIF - Q/NQ            10.479668           8.249323                -21.28%                   0           2002
                             10.000000           10.479668                 4.80%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.877095           12.628537                16.10%                   0           2004
Global Small Cap Portfolio   7.486045            10.877095                45.30%                   0           2003
- Q/NQ                       11.554752           7.486045                -35.21%                   0           2002
                             16.456572           11.554752               -29.79%                   0           2001
                             20.630231           16.456572               -20.23%                   0           2000
                             12.822867           20.630231                60.89%                   0           1999
                             10.000000           12.822867                28.23%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.026413           11.320526                12.91%                 199           2004
International Focus          7.655883            10.026413                30.96%                 199           2003
Portfolio - Q/NQ             9.714079            7.655883                -21.19%                 199           2002
                             12.702702           9.714079                -23.53%                 199           2001
                             17.419297           12.702702               -27.08%                 199           2000
                             11.537392           17.419297                50.98%                  78           1999
                             10.000000           11.537392                15.37%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        12.323079           13.501434                 9.56%                   0           2004
Large Cap Value Portfolio    10.005487           12.323079                23.16%                   0           2003
- Q/NQ                       13.222072           10.005487               -24.33%                   0           2002
                             13.312463           13.222072                -0.68%                   0           2001
                             12.420923           13.312463                 7.18%               3,507           2000
                             11.881095           12.420923                 4.54%                   0           1999
                             10.000000           11.881095                18.81%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.294104           12.346278                19.94%              46,939           2004
Portfolios - Small Cap       7.592743            10.294104                35.58%              66,286           2003
Stock Index Portfolio:       10.000000           7.592743                -24.07%               5,929           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.449413            9.875708                  4.51%              15,490           2004
Responsible Growth Fund,     7.621164            9.449413                 23.99%              14,355           2003
Inc.: Initial Shares - Q/NQ  10.900528           7.621164                -30.08%              11,664           2002
                             14.309420           10.900528               -23.82%              10,023           2001
                             16.344103           14.309420               -12.45%             119,910           2000
                             12.768801           16.344103                28.00%                 160           1999
                             10.000000           12.768801                27.69%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    10.996431           11.971890                 8.87%             308,795           2004
Inc.: Initial Shares - Q/NQ  8.705780            10.996431                26.31%             336,359           2003
                             11.395964           8.705780                -23.61%             270,417           2002
                             13.188992           11.395964               -13.59%              67,222           2001
                             14.773416           13.188992               -10.72%             318,672           2000
                             12.448554           14.773416                18.68%               1,231           1999
                             10.000000           12.448554                24.49%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.568814           11.958170                 3.37%              53,925           2004
Investment Fund              9.702740            11.568814                19.23%              63,447           2003
-Appreciation Portfolio:     11.839596           9.702740                -18.05%              33,498           2002
Initial Shares - Q/NQ        13.268495           11.839596               -10.77%              11,366           2001
                             13.571399           13.268495                -2.23%              16,219           2000
                             12.374369           13.571399                 9.67%                   0           1999
                             10.000000           12.374369                23.74%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             10.988516           12.038945                 9.56%                   0           2004
Investment Fund -            8.479755            10.988516                29.59%                   0           2003
Developing Leaders           10.655525           8.479755                -20.42%                   0           2002
Portfolio: Initial Shares    10.000000           10.655525                 6.56%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.636363           13.742912                18.10%                   0           2004
Investment Fund -            8.672444            11.636363                34.18%                   0           2003
International Value          10.041345           8.672444                -13.63%                   0           2002
Portfolio: Initial Shares    10.000000           10.041345                 0.41%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.491949           12.737045                 1.96%             210,160           2004
- Federated Quality Bond     12.131471           12.491949                 2.97%             274,084           2003
Fund II: Primary Shares -    11.278978           12.131471                 7.56%             115,266           2002
Q/NQ                         10.612780           11.278978                 6.28%              31,371           2001
                             9.764075            10.612780                 8.69%              54,490           2000
                             10.000000           9.764075                 -2.36%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            12.845461           14.078719                 9.60%             273,927           2004
Insurance Products Fund -    10.024679           12.845461                28.14%             264,306           2003
VIP Equity-Income            12.274215           10.024679               -18.33%             134,348           2002
Portfolio: Service Class -   13.143893           12.274215                -6.62%              35,930           2001
Q/NQ                         12.332164           13.143893                 6.58%             141,876           2000
                             11.794908           12.332164                 4.55%                   0           1999
                             10.000000           11.794908                17.95%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.077503           11.256004                 1.61%             126,140           2004
Insurance Products Fund -    8.478157            11.077503                30.66%             141,193           2003
VIP Growth Portfolio:        12.344049           8.478157                -31.32%              98,327           2002
Service Class - Q/NQ         15.249368           12.344049               -19.05%              28,846           2001
                             17.424460           15.249368               -12.48%             275,368           2000
                             12.898222           17.424460                35.09%               1,135           1999
                             10.000000           12.898222                28.98%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.406006            10.131831                 7.72%              69,805           2004
Insurance Products Fund -    7.528392            9.406006                 24.94%              83,132           2003
VIP High Income Portfolio:   7.383653            7.528392                  1.96%              47,729           2002
Service Class - Q/NQ         8.517712            7.383653                -13.31%               9,500           2001
                             11.184683           8.517712                -23.84%              47,853           2000
                             10.517295           11.184683                 6.35%                   0           1999
                             10.000000           10.517295                 5.17%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.614887           12.970635                11.67%               2,964           2004
Insurance Products Fund -    8.242406            11.614887                40.92%               2,964           2003
VIP Overseas Portfolio:      10.515875           8.242406                -21.62%               3,206           2002
Service Class - Q/NQ         13.576001           10.515875               -22.54%               2,147           2001
                             17.063506           13.576001               -20.44%              44,427           2000
                             12.171984           17.063506                40.19%                   0           1999
                             10.000000           12.171984                21.72%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.873513           12.143653                11.68%              21,764           2004
Insurance Products Fund -    7.713742            10.873513                40.96%              21,959           2003
VIP Overseas Portfolio:      10.000000           7.713742                -22.86%               9,925           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            13.912260           15.789650                13.49%             167,726           2004
Insurance Products Fund II   11.015156           13.912260                26.30%             163,997           2003
- VIP Contrafund(R)            12.359225           11.015156               -10.88%              94,883           2002
Portfolio: Service Class -   14.333260           12.359225               -13.77%              16,938           2001
Q/NQ                         15.613554           14.333260                -8.20%             143,700           2000
                             12.781050           15.613554                22.16%                   0           1999
                             10.000000           12.781050                27.81%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.108120           10.375977                 2.65%              42,299           2004
Insurance Products Fund II   10.000000           10.108120                 1.08%               9,174           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.477086            8.930329                  5.35%               2,643           2004
Insurance Products Fund      6.644054            8.477086                 27.59%               3,462           2003
III - VIP Growth             8.647434            6.644054                -23.17%               3,636           2002
Opportunities Portfolio:     10.272119           8.647434                -15.82%               4,249           2001
Service Class - Q/NQ         12.603267           10.272119                18.50%              38,797           2000
                             12.294002           12.603267                 2.52%                   0           1999
                             10.000000           12.294002                22.94%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.534626           12.937705                12.16%              34,268           2004
Insurance Products Fund      7.428775            11.534626                55.27%              33,509           2003
III - VIP Value Strategies   10.000000           7.428775                -25.71%              29,606           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          12.403777           13.577966                 9.47%                 964           2004
Variable Insurance Trust -   8.859519            12.403777                40.01%                 964           2003
First Horizon Capital        11.064534           8.859519                -19.93%                 964           2002
Appreciation Portfolio -     10.000000           11.064534                10.65%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          9.431560            9.789011                  3.79%               3,405           2004
Variable Insurance Trust -   7.453289            9.431560                 26.54%               3,439           2003
First Horizon Core Stock     10.251218           7.453289                -27.29%               6,885           2002
Portfolio - Q/NQ             10.000000           10.251218                 2.51%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton           10.234685           11.971670                16.97%                   0           2004
Variable Insurance           7.846679            10.234685                30.43%                   0           2003
Products Trust - Templeton   10.000000           7.846679                -21.53%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.762779           16.286544                18.34%               4,085           2004
International Value Fund:    10.000000           13.762779                37.63%               2,202           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    17.703153           20.160466                13.88%              82,489           2004
Index Fund: Class I - Q/NQ   13.360934           17.703153                32.50%              83,268           2003
                             16.031888           13.360934               -16.66%              48,481           2002
                             16.509731           16.031888                -2.89%              15,776           2001
                             14.562264           16.509731                13.37%              30,923           2000
                             12.238420           14.562264                18.99%                   0           1999
                             10.000000           12.238420                22.38%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     11.860661           12.849293                 8.34%              49,984           2004
Income Bond Fund: Class I    9.857878            11.860661                20.32%              55,738           2003
- Q/NQ                       9.705141            9.857878                  1.57%              25,466           2002
                             9.464778            9.705141                  2.54%               4,503           2001
                             10.485712           9.464778                 -9.74%              33,820           2000
                             10.326759           10.485712                 1.54%                 131           1999
                             10.000000           10.326759                 6.27%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.982304           13.048349                18.81%                 128           2004
Emerging Markets Fund:       6.753156            10.982304                62.62%                 128           2003
Class I - Q/NQ               8.096093            6.753156                -16.59%                 128           2002
                             8.678451            8.096093                 -6.71%                   0           2001
                             10.000000           8.678451                -13.22%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.178340           14.470955                18.83%              19,493           2004
Emerging Markets Fund:       7.490620            12.178340                62.58%              13,296           2003
Class III - Q/NQ             10.000000           7.490620                -25.09%               1,192           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.232126           14.579459                19.19%               7,257           2004
Financial Services Fund:     8.787543            12.232126                39.20%               7,398           2003
Class III - Q/NQ             10.000000           8.787543                -12.12%              10,495           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.324074           12.016920                 6.12%              17,962           2004
Health Sciences Fund:        8.414030            11.324074                34.59%              12,065           2003
Class III - Q/NQ             10.000000           8.414030                -15.86%              11,407           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.904946            2.981754                  2.64%               1,376           2004
Technology and               1.901728            2.904946                 52.75%               1,376           2003
Communications Fund: Class   3.377839            1.901728                -43.70%               1,376           2002
I - Q/NQ                     5.994151            3.377839                -43.65%               3,966           2001
                             10.000000           5.994151                -40.06%               2,842           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.860924           11.144408                 2.61%              15,766           2004
Technology and               7.112126            10.860924                52.71%              12,103           2003
Communications Fund: Class   10.000000           7.112126                -28.88%                 271           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.662506            12.355390                27.87%               8,096           2004
Utilities Fund: Class III    7.908084            9.662506                 22.19%               5,582           2003
- Q/NQ                       10.000000           7.908084                -20.92%               3,142           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.113343           12.308376                 1.61%             199,140           2004
Government Bond Fund:        12.068906           12.113343                 0.37%             277,624           2003
Class I - Q/NQ               11.051278           12.068906                 9.21%             181,015           2002
                             10.472185           11.051278                 5.53%              52,943           2001
                             9.455873            10.472185                10.75%              41,307           2000
                             9.840635            9.455873                 -3.91%                 213           1999
                             10.000000           9.840635                 -1.59%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    5.969902            6.353549                  6.43%              11,034           2004
Fund: Class I - Q/NQ         4.570511            5.969902                 30.62%               6,862           2003
                             6.516595            4.570511                -29.86%               3,553           2002
                             9.216406            6.516595                -29.29%                  29           2001
                             12.748099           9.216406                -27.70%               7,849           2000
                             12.423931           12.748099                 2.61%               1,104           1999
                             10.000000           12.423931                24.24%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.446338            7.243582                 12.37%                   0           2004
International Growth Fund:   4.830339            6.446338                 33.46%                   0           2003
Class I - Q/NQ               6.468145            4.830339                -25.32%                   0           2002
                             9.213885            6.468145                -29.80%                   0           2001
                             10.000000           9.213885                 -7.86%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.322414           11.615140                12.52%               6,558           2004
International Growth Fund:   7.751335            10.322414                33.17%               7,736           2003
Class III - Q/NQ             10.000000           7.751335                -22.49%               2,119           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.512395           10.825457                 2.98%             167,181           2004
Investor Destinations        9.900522            10.512395                 6.18%             100,728           2003
Conservative Fund: Class     10.000000           9.900522                 -0.99%              86,813           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.627027           11.205635                 5.44%             237,598           2004
Investor Destinations        9.498578            10.627027                11.88%             245,227           2003
Moderately Conservative      10.000000           9.498578                 -5.01%              72,658           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.636383           11.464275                 7.78%             586,469           2004
Investor Destinations        9.003831            10.636383                18.13%             516,316           2003
Moderate Fund: Class II -    10.000000           9.003831                 -9.96%             180,892           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.664866           11.763314                10.30%             434,894           2004
Investor Destinations        8.557964            10.664866                24.62%             269,702           2003
Moderately Aggressive        10.000000           8.557964                -14.42%              45,569           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.649717           11.949230                12.20%              72,395           2004
Investor Destinations        8.207270            10.649717                29.76%             172,091           2003
Aggressive Fund: Class II    10.000000           8.207270                -17.93%              10,696           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   11.224491           12.738989                13.49%              35,587           2004
Growth Fund: Class I - Q/NQ  8.139837            11.224491                37.90%              40,054           2003
                             13.134144           8.139837                -38.03%              26,327           2002
                             19.155179           13.134144               -31.43%               2,445           2001
                             23.003080           19.155179               -16.73%              40,471           2000
                             12.652786           23.003080                81.80%                  74           1999
                             10.000000           12.652786                26.53%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.910569           10.823110                -0.80%             150,522           2004
Market Fund: Class I - Q/NQ  11.019038           10.910569                -0.98%             161,687           2003
                             11.064171           11.019038                -0.41%             180,353           2002
                             10.853962           11.064171                 1.94%              64,750           2001
                             10.402569           10.853962                 4.34%              74,374           2000
                             10.082892           10.402569                 3.17%                   0           1999
                             10.000000           10.082892                 0.83%                   0           1998
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.748649           11.608061                 8.00%              63,245           2004
Nationwide Fund: Class I -   8.566400            10.748649                25.47%              65,223           2003
Q/NQ                         10.533860           8.566400                -18.68%              37,106           2002
                             12.141316           10.533860               -13.24%              17,551           2001
                             12.604902           12.141316                -3.68%              52,480           2000
                             11.978202           12.604902                 5.23%                   0           1999
                             10.000000           11.978202                19.78%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.247196           13.144815                16.87%               1,159           2004
Nationwide Leaders Fund:     9.100645            11.247196                23.59%                 273           2003
Class III - Q/NQ             10.000000           9.100645                 -8.99%               1,566           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.197192           12.389373                10.65%               9,140           2004
Growth Leaders Fund: Class   7.466744            11.197192                49.96%               7,569           2003
III - Q/NQ                   10.000000           7.466744                -25.33%                 704           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           9.994811            11.375654                13.82%                 205           2004
Worldwide Leaders Fund:      7.465251            9.994811                 33.88%               1,643           2003
Class I - Q/NQ               10.168561           7.465251                -26.58%               5,780           2002
                             12.729459           10.168561               -20.12%               1,775           2001
                             14.753188           12.729459               -13.72%               5,724           2000
                             12.196868           14.753188                20.96%                   0           1999
                             10.000000           12.196868                21.97%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.539299           15.409825                13.82%               1,720           2004
Worldwide Leaders Fund:      10.000000           13.539299                35.39%                 749           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.730702           14.207650                11.60%              46,679           2004
Fund: Class I - Q/NQ         9.635711            12.730702                32.12%              55,192           2003
                             14.679081           9.635711                -34.36%              41,973           2002
                             16.733188           14.679081               -12.28%               3,801           2001
                             20.284124           16.733188               -17.51%              53,552           2000
                             10.000000           20.284124               102.84%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    24.885091           28.722942                15.42%              79,863           2004
Fund: Class I - Q/NQ         16.122626           24.885091                54.35%              79,476           2003
                             22.495777           16.122626               -28.33%              58,548           2002
                             17.823704           22.495777                26.21%              21,490           2001
                             16.287722           17.823704                 9.43%              17,571           2000
                             12.948046           16.287722                25.79%                  68           1999
                             10.000000           12.948046                29.48%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      19.052645           22.314210                17.12%              61,970           2004
Fund: Class I - Q/NQ         13.730651           19.052645                38.76%              62,756           2003
                             16.879142           13.730651               -18.65%              34,834           2002
                             18.388267           16.879142                -8.21%              10,214           2001
                             17.158959           18.388267                 7.16%              26,528           2000
                             12.107799           17.158959                41.72%                   0           1999
                             10.000000           12.107799                21.08%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        9.890109            10.558248                 6.76%              71,252           2004
Balanced Fund: Class I -     8.487853            9.890109                 16.52%              56,472           2003
Q/NQ                         9.837192            8.487853                -13.72%              22,191           2002
                             10.379505           9.837192                 -5.22%               7,416           2001
                             10.584515           10.379505                -1.94%              39,741           2000
                             10.663998           10.584515                -0.75%                   0           1999
                             10.000000           10.663998                 6.64%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         9.990303            11.550766                15.62%              47,494           2004
Comstock Value Fund: Class   7.724509            9.990303                 29.33%              38,947           2003
I - Q/NQ                     10.487119           7.724509                -26.34%              12,073           2002
                             12.133258           10.487119               -13.57%               7,144           2001
                             13.794835           12.133258               -12.04%              38,778           2000
                             11.831350           13.794835                16.60%                   0           1999
                             10.000000           11.831350                18.31%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.684724           13.297326                 4.83%              22,213           2004
Sector Bond Fund: Class I    11.497820           12.684724                10.32%              47,044           2003
- Q/NQ                       10.899202           11.497820                 5.49%              25,626           2002
                             10.632058           10.899202                 2.51%              14,248           2001
                             10.225806           10.632058                 3.97%              36,389           2000
                             10.232888           10.225806                -0.07%                   0           1999
                             10.000000           10.232888                 2.33%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.362502                13.63%               4,503           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.108331            7.090622                 16.08%             117,926           2004
Portfolio: Service Shares    5.162942            6.108331                 18.31%             137,731           2003
- Q/NQ                       6.241085            5.162942                -17.27%              89,778           2002
                             8.114733            6.241085                -23.09%              47,867           2001
                             10.000000           8.114733                -18.85%             398,252           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.350462            3.315514                 -1.04%              20,002           2004
Global Technology            2.324540            3.350462                 44.13%              22,910           2003
Portfolio: Service Shares    3.999498            2.324540                -41.88%              25,525           2002
- Q/NQ                       6.485104            3.999498                -38.33%              31,228           2001
                             10.000000           6.485104                -35.15%             469,051           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.248317           10.168590                -0.78%               6,213           2004
Global Technology            7.078454            10.248317                44.78%               8,239           2003
Portfolio: Service II        10.000000           7.078454                -29.22%               3,936           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.938819            6.935852                 16.79%              27,051           2004
International Growth         4.486092            5.938819                 32.38%              31,673           2003
Portfolio: Service Shares    6.140922            4.486092                -26.95%              36,791           2002
- Q/NQ                       8.151333            6.140922                -24.66%              35,939           2001
                             10.000000           8.151333                -18.49%             246,031           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.226942           11.946276                16.81%              56,525           2004
International Growth         7.724506            10.226942                32.40%              51,444           2003
Portfolio: Service II        10.000000           7.724506                -22.75%              35,099           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.170561           14.067422                15.59%                  36           2004
Risk-Managed Core            10.000000           12.170561                21.71%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    13.173140           15.012385                13.96%              48,418           2004
Management Trust - AMT       10.160128           13.173140                29.66%              53,332           2003
Guardian Portfolio - Q/NQ    14.038550           10.160128               -27.63%              49,533           2002
                             14.486662           14.038550                -3.09%              12,889           2001
                             14.556239           14.486662                -0.48%              35,994           2000
                             12.870796           14.556239                13.10%                   0           1999
                             10.000000           12.870796                28.71%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.991948            9.908686                 -0.83%              20,688           2004
Management Trust - AMT       10.000000           9.991948                 -0.08%               8,436           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.595653           14.415391                14.45%              63,302           2004
Management Trust - AMT       9.994652            12.595653                26.02%              68,453           2003
Mid-Cap Growth Portfolio:    14.375068           9.994652                -30.47%              51,165           2002
Class I - Q/NQ               19.389212           14.375068               -25.86%              11,310           2001
                             21.291440           19.389212                -8.93%             102,529           2000
                             14.060269           21.291440                51.43%                   0           1999
                             10.000000           14.060269                40.60%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    11.762808           13.770990                17.07%              12,723           2004
Management Trust - AMT       8.848923            11.762808                32.93%               8,902           2003
Partners Portfolio - Q/NQ    11.855202           8.848923                -25.36%              10,407           2002
                             12.399807           11.855202                -4.39%               3,521           2001
                             12.512486           12.399807                -0.90%              18,658           2000
                             11.843083           12.512486                 5.65%                   0           1999
                             10.000000           11.843083                18.43%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.262512                12.63%               1,062           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         12.346352           14.551544                17.86%              33,771           2004
Account Funds -              9.990303            12.346352                23.58%              39,540           2003
Oppenheimer Aggressive       14.060573           9.990303                -28.95%              29,618           2002
Growth Fund/VA:              20.792245           14.060573               -32.38%              16,966           2001
Non-Service Shares - Q/NQ    23.804137           20.792245               -12.65%              65,387           2000
                             13.175212           23.804137                80.67%                   0           1999
                             10.000000           13.175212                31.75%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.440322           15.194913                 5.23%             143,896           2004
Account Funds -              11.207016           14.440322                28.85%             155,865           2003
Oppenheimer Capital          15.572047           11.207016               -28.03%              99,336           2002
Appreciation Fund/VA:        18.103937           15.572047               -13.99%              34,216           2001
Non-Service Shares - Q/NQ    18.439240           18.103937                -1.82%              73,250           2000
                             13.228333           18.439240                39.39%               1,078           1999
                             10.000000           13.228333                32.28%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.862004            10.391353                17.26%              89,665           2004
Account Funds -              6.296936            8.862004                 40.74%             114,549           2003
Oppenheimer Global           8.218658            6.296936                -23.38%             135,017           2002
Securities Fund/VA:          9.496340            8.218658                -13.45%              39,353           2001
Non-Service Shares - Q/NQ    10.000000           9.496340                 -5.04%              11,159           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.199720           16.654730                17.29%              75,992           2004
Account Funds -              10.000000           14.199720                42.00%              61,745           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.670124           12.569703                 7.71%             109,644           2004
Account Funds -              9.359056            11.670124                24.69%             143,563           2003
Oppenheimer Main Street(R)     11.713202           9.359056                -20.10%              91,235           2002
Fund/VA: Non-Service         13.251196           11.713202               -11.61%              17,357           2001
Shares - Q/NQ                14.760805           13.251196               -10.23%             185,809           2000
                             12.325100           14.760805                19.76%                   0           1999
                             10.000000           12.325100                23.25%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.988254            10.455996                16.33%             129,617           2004
II, Inc.: Investor Class -   6.667013            8.988254                 34.82%             154,435           2003
Q/NQ                         9.258644            6.667013                -27.99%             125,999           2002
                             9.772041            9.258644                 -5.25%              14,860           2001
                             10.000000           9.772041                 -2.27%               7,139           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                23.265299           25.196617                 8.30%              21,575           2004
Institutional Funds, Inc.    18.490922           23.265299                25.82%              23,672           2003
- Emerging Markets Debt      17.204918           18.490922                 7.47%               4,505           2002
Portfolio: Class I - Q/NQ    15.882098           17.204918                 8.33%               1,378           2001
                             14.489064           15.882098                 9.61%               1,591           2000
                             11.381127           14.489064                27.31%                   0           1999
                             10.000000           11.381127                13.81%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.167476           11.744532                15.51%                   0           2004
Institutional Funds, Inc.    8.109277            10.167476                25.38%                   0           2003
- International Magnum       10.000000           8.109277                -18.91%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.649809            6.760095                 19.65%              10,876           2004
Institutional Funds, Inc.    4.050054            5.649809                 39.50%               9,947           2003
- Mid Cap Growth             5.978929            4.050054                -32.26%               7,714           2002
Portfolio: Class I- Q/NQ     8.596944            5.978929                -30.45%               2,112           2001
                             10.000000           8.596944                -14.03%                 707           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.787794           23.873713                34.21%              81,121           2004
Institutional Funds, Inc.    13.145572           17.787794                35.31%              74,170           2003
- U.S. Real Estate           13.465327           13.145572                -2.37%              37,423           2002
Portfolio: Class I - Q/NQ    12.459341           13.465327                 8.07%               5,462           2001
                             11.997156           12.459341                 3.85%              10,046           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            19.923949           24.681277                23.88%               5,607           2004
Insurance Trust -            13.131584           19.923949                51.73%               7,767           2003
Worldwide Emerging Markets   13.744142           13.131584                -4.46%               4,413           2002
Fund: Initial Class - Q/NQ   14.226803           13.744142                -3.39%              12,341           2001
                             24.869164           14.226803               -42.79%               7,493           2000
                             12.618390           24.869164                97.09%                   0           1999
                             10.000000           12.618390                26.18%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.593052                25.93%               4,105           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            15.519976           18.971961                22.24%               6,930           2004
Insurance Trust -            10.893391           15.519976                42.47%               6,216           2003
Worldwide Hard Assets        11.393485           10.893391                -4.39%               2,759           2002
Fund: Initial Class - Q/NQ   12.930490           11.393485               -11.89%                 301           2001
                             11.794757           12.930490                 9.63%                   0           2000
                             9.905995            11.794757                19.07%                   0           1999
                             10.000000           9.905995                 -0.94%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.450500                24.51%                 734           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.645954            10.409093                 7.91%              16,004           2004
Funds - Diversified Stock    7.262866            9.645954                 32.81%              15,268           2003
Fund: Class A - Q/NQ         9.641466            7.262866                -24.67%               9,678           2002
                             9.768142            9.641466                 -1.30%               2,097           2001
                             10.039992           9.768142                 -2.71%              12,317           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.65%)

   (Variable account charges of 1.65% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.350154            9.887454                  5.75%                   0           2004
Funds - AIM V.I. Balanced    8.170118            9.350154                 14.44%                   0           2003
Fund: Series I Shares -      10.020866           8.170118                -18.47%                   0           2002
Q/NQ                         10.000000           10.020866                 0.21%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.933465            9.196706                  2.95%                   0           2004
Funds - AIM V.I. Blue Chip   7.258231            8.933465                 23.08%                   0           2003
Fund: Series I Shares -      9.995001            7.258231                -27.38%                   0           2002
Q/NQ                         10.000000           9.995001                 -0.05%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.758638            10.233571                 4.87%                   0           2004
Funds - AIM V.I. Capital     7.660739            9.758638                 27.39%                   0           2003
Appreciation Fund: Series    10.297552           7.660739                -25.61%                   0           2002
I Shares - Q/NQ              10.000000           10.297552                 2.98%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.098727           10.822909                 7.17%                   0           2004
Funds - AIM V.I. Core        8.252685            10.098727                22.37%                   0           2003
Stock Fund: Series I         9.940266            8.252685                -16.98%                   0           2002
Shares - Q/NQ                10.000000           9.940266                 -0.60%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.369651           12.646837                21.96%                   0           2004
Funds - AIM V.I.             8.169306            10.369651                26.93%                   0           2003
International Growth Fund:   10.000000           8.169306                -18.31%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.512706            8.855502                  4.03%                   0           2004
Funds - AIM V.I. Premier     6.919896            8.512706                 23.02%                   0           2003
Equity Fund: Series I        10.089031           6.919896                -31.41%                   0           2002
Shares - Q/NQ                10.000000           10.089031                 0.89%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    11.596281           12.886814                11.13%              19,321           2004
Portfolios, Inc. -           9.115086            11.596281                27.22%              19,026           2003
American Century VP Income   11.494846           9.115086                -20.70%              11,815           2002
& Growth Fund: Class I -     12.754306           11.494846                -9.87%               5,000           2001
Q/NQ                         14.507084           12.754306               -12.08%              42,615           2000
                             12.498159           14.507084                16.07%                 158           1999
                             10.000000           12.498159                24.98%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.619263           12.002773                13.03%               2,275           2004
Portfolios, Inc. -           8.671800            10.619263                22.46%               2,726           2003
American Century VP          11.073317           8.671800                -21.69%               2,621           2002
International Fund: Class    15.898785           11.073317               -30.35%               3,126           2001
I - Q/NQ                     19.434239           15.898785               -18.19%              57,228           2000
                             12.045328           19.434239                61.34%                 184           1999
                             10.000000           12.045328                20.45%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.827587            11.123058                13.18%               6,051           2004
Portfolios, Inc. -           8.025314            9.827587                 22.46%               4,902           2003
American Century VP          10.000000           8.025314                -19.75%               3,207           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.764966            10.629148                 8.85%              10,518           2004
Portfolios, Inc. -           7.949373            9.764966                 22.84%               8,209           2003
American Century VP Ultra    10.000000           7.949373                -20.51%               2,968           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    15.435721           17.357040                12.45%              31,494           2004
Portfolios, Inc. -           12.170125           15.435721                26.83%              28,763           2003
American Century VP Value    14.161782           12.170125               -14.06%              16,646           2002
Fund: Class I - Q/NQ         12.764086           14.161782                10.95%               6,998           2001
                             10.984159           12.764086                16.20%              11,113           2000
                             11.264161           10.984159                -2.49%                 113           1999
                             10.000000           11.264161                12.64%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.209525           10.624530                 4.06%                 659           2004
Portfolios II, Inc. -        10.000000           10.209525                 2.10%                 290           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.730718            10.710058                10.06%              15,706           2004
Funds - BB&T Capital         7.885104            9.730718                 23.41%                   0           2003
Manager Equity VIF - Q/NQ    10.181590           7.885104                -22.56%                   0           2002
                             10.000000           10.181590                 1.82%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.761770            10.865763                11.31%               2,160           2004
Funds - BB&T Large Cap       8.029005            9.761770                 21.58%                 250           2003
Value VIF - Q/NQ             10.159601           8.029005                -20.97%                 250           2002
                             10.000000           10.159601                 1.60%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      8.862164            9.206458                  3.88%                 272           2004
Funds - BB&T Large Company   7.038393            8.862164                 25.91%                 272           2003
Growth VIF - Q/NQ            10.293176           7.038393                -31.62%                 272           2002
                             10.000000           10.293176                 2.93%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      11.073826           12.763826                15.26%               3,344           2004
Funds - BB&T Mid Cap         8.244599            11.073826                34.32%                 172           2003
Growth VIF - Q/NQ            10.479011           8.244599                -21.32%                 172           2002
                             10.000000           10.479011                 4.79%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.848074           12.588443                16.04%                  34           2004
Global Small Cap Portfolio   7.469866            10.848074                45.22%                  34           2003
- Q/NQ                       11.535653           7.469866                -35.25%                  34           2002
                             16.437806           11.535653               -29.82%                  34           2001
                             20.617144           16.437806               -20.27%                  34           2000
                             12.821248           20.617144                60.80%                  23           1999
                             10.000000           12.821248                28.21%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.999695            11.284628                12.85%                   0           2004
International Focus          7.639349            9.999695                 30.90%                   0           2003
Portfolio - Q/NQ             9.698035            7.639349                -21.23%                   0           2002
                             12.688214           9.698035                -23.57%                   0           2001
                             17.408242           12.688214               -27.11%                   0           2000
                             11.535935           17.408242                50.90%                   0           1999
                             10.000000           11.535935                15.36%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        12.290259           13.458639                 9.51%                   0           2004
Large Cap Value Portfolio    9.983912            12.290259                23.10%                   0           2003
- Q/NQ                       13.200277           9.983912                -24.37%                   0           2002
                             13.297317           13.200277                -0.73%                   0           2001
                             12.413046           13.297317                 7.12%                 287           2000
                             11.879593           12.413046                 4.49%                   0           1999
                             10.000000           11.879593                18.80%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.285373           12.329540                19.87%               3,219           2004
Portfolios - Small Cap       7.590152            10.285373                35.51%               2,626           2003
Stock Index Portfolio:       10.000000           7.590152                -24.10%                 355           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         9.424231            9.844387                  4.46%              13,971           2004
Responsible Growth Fund,     7.604702            9.424231                 23.93%              12,772           2003
Inc.: Initial Shares - Q/NQ  10.882532           7.604702                -30.12%              11,228           2002
                             14.293123           10.882532               -23.86%               7,240           2001
                             16.333747           14.293123               -12.49%              78,518           2000
                             12.767196           16.333747                27.94%                 379           1999
                             10.000000           12.767196                27.67%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    10.967119           11.933915                 8.82%              58,351           2004
Inc.: Initial Shares - Q/NQ  8.686976            10.967119                26.25%              62,322           2003
                             11.377149           8.686976                -23.65%              35,783           2002
                             13.173971           11.377149               -13.64%              21,294           2001
                             14.764046           13.173971               -10.77%             199,143           2000
                             12.446981           14.764046                18.62%               1,841           1999
                             10.000000           12.446981                24.47%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.537984           11.920233                 3.31%              15,264           2004
Investment Fund              9.681804            11.537984                19.17%              13,462           2003
-Appreciation Portfolio:     11.820057           9.681804                -18.09%               6,395           2002
Initial Shares - Q/NQ        13.253384           11.820057               -10.81%               2,160           2001
                             13.562791           13.253384                -2.28%              35,768           2000
                             12.372807           13.562791                 9.62%                 151           1999
                             10.000000           12.372807                23.73%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             10.976665           12.019851                 9.50%                   0           2004
Investment Fund -            8.474906            10.976665                29.52%                   0           2003
Developing Leaders           10.654863           8.474906                -20.46%                   0           2002
Portfolio: Initial Shares    10.000000           10.654863                 6.55%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.623812           13.721111                18.04%                   0           2004
Investment Fund -            8.667488            11.623812                34.11%                   0           2003
International Value          10.040719           8.667488                -13.68%                   0           2002
Portfolio: Initial Shares    10.000000           10.040719                 0.41%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.462369           12.700428                 1.91%              31,845           2004
- Federated Quality Bond     12.108907           12.462369                 2.92%              28,644           2003
Fund II: Primary Shares -    11.263725           12.108907                 7.50%              16,810           2002
Q/NQ                         10.603847           11.263725                 6.22%               4,919           2001
                             9.760781            10.603847                 8.64%              27,853           2000
                             10.000000           9.760781                 -2.39%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            12.811259           14.034109                 9.55%              50,291           2004
Insurance Products Fund -    10.003066           12.811259                28.07%              38,660           2003
VIP Equity-Income            12.253980           10.003066               -18.37%              20,895           2002
Portfolio: Service Class -   13.128922           12.253980                -6.66%              12,200           2001
Q/NQ                         12.324339           13.128922                 6.53%              49,544           2000
                             11.793413           12.324339                 4.50%                 570           1999
                             10.000000           11.793413                17.93%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.047999           11.220319                 1.56%              37,128           2004
Insurance Products Fund -    8.459859            11.047999                30.59%              31,628           2003
VIP Growth Portfolio:        12.323670           8.459859                -31.35%              25,837           2002
Service Class - Q/NQ         15.232000           12.323670               -19.09%              15,229           2001
                             17.413426           15.232000               -12.53%             219,621           2000
                             12.896602           17.413426                35.02%               1,014           1999
                             10.000000           12.896602                28.97%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.380947            10.099701                 7.66%               8,049           2004
Insurance Products Fund -    7.512154            9.380947                 24.88%               8,018           2003
VIP High Income Portfolio:   7.371466            7.512154                  1.91%               3,687           2002
Service Class - Q/NQ         8.508002            7.371466                -13.36%                 480           2001
                             11.177582           8.508002                -23.88%              30,013           2000
                             10.515966           11.177582                 6.29%                   0           1999
                             10.000000           10.515966                 5.16%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.583907           12.929468                11.62%                 500           2004
Insurance Products Fund -    8.224601            11.583907                40.84%                 500           2003
VIP Overseas Portfolio:      10.498504           8.224601                -21.66%               1,253           2002
Service Class - Q/NQ         13.560524           10.498504               -22.58%               1,140           2001
                             17.052691           13.560524               -20.48%              19,185           2000
                             12.170445           17.052691                40.12%                  17           1999
                             10.000000           12.170445                21.70%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.864300           12.127206                11.62%               5,525           2004
Insurance Products Fund -    7.711109            10.864300                40.89%               4,434           2003
VIP Overseas Portfolio:      10.000000           7.711109                -22.89%               2,403           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            13.875191           15.739580                13.44%              36,574           2004
Insurance Products Fund II   10.991394           13.875191                26.24%              31,481           2003
- VIP Contrafund(R)            12.338834           10.991394               -10.92%              20,284           2002
Portfolio: Service Class -   14.316943           12.338834               -13.82%              11,655           2001
Q/NQ                         15.603664           14.316943                -8.25%              79,088           2000
                             12.779434           15.603664                22.10%                 738           1999
                             10.000000           12.779434                27.79%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.104687           10.367180                 2.60%               1,085           2004
Insurance Products Fund II   10.000000           10.104687                 1.05%                 946           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.454474            8.901990                  5.29%               6,342           2004
Insurance Products Fund      6.629704            8.454474                 27.52%               5,701           2003
III - VIP Growth             8.633163            6.629704                -23.21%               5,271           2002
Opportunities Portfolio:     10.260418           8.633163                -15.86%               4,710           2001
Service Class - Q/NQ         12.595275           10.260418               -18.54%              15,388           2000
                             12.292450           12.595275                 2.46%                 416           1999
                             10.000000           12.292450                22.92%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.524844           12.920158                12.11%               2,455           2004
Insurance Products Fund      7.426249            11.524844                55.19%               3,358           2003
III - VIP Value Strategies   10.000000           7.426249                -25.74%                 331           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          12.389151           13.555060                 9.41%               1,589           2004
Variable Insurance Trust -   8.853554            12.389151                39.93%               1,987           2003
First Horizon Capital        11.062720           8.853554                -19.97%               1,691           2002
Appreciation Portfolio -     10.000000           11.062720                10.63%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          9.420420            9.772490                  3.74%               5,525           2004
Variable Insurance Trust -   7.448264            9.420420                 26.48%               5,985           2003
First Horizon Core Stock     10.249529           7.448264                -27.33%               1,953           2002
Portfolio - Q/NQ             10.000000           10.249529                 2.50%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton           10.226006           11.955445                16.91%                   0           2004
Variable Insurance           7.844013            10.226006                30.37%                   0           2003
Products Trust - Templeton   10.000000           7.844013                -21.56%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.758110           16.272754                18.28%               1,247           2004
International Value Fund:    10.000000           13.758110                37.58%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    17.655987           20.096540                13.82%              17,614           2004
Index Fund: Class I - Q/NQ   13.332102           17.655987                32.43%              13,541           2003
                             16.005443           13.332102               -16.70%               9,391           2002
                             16.490935           16.005443                -2.94%               3,461           2001
                             14.553031           16.490935                13.32%              18,996           2000
                             12.236869           14.553031                18.93%                   0           1999
                             10.000000           12.236869                22.37%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     11.829065           12.808565                 8.28%              11,517           2004
Income Bond Fund: Class I    9.836609            11.829065                20.26%              11,189           2003
- Q/NQ                       9.689126            9.836609                  1.52%               4,056           2002
                             9.453988            9.689126                  2.49%               1,820           2001
                             10.479056           9.453988                 -9.78%              14,030           2000
                             10.325454           10.479056                 1.49%                 321           1999
                             10.000000           10.325454                 3.25%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.964194           13.020203                18.75%                  60           2004
Emerging Markets Fund:       6.745447            10.964194                62.54%                 209           2003
Class I - Q/NQ               8.090952            6.745447                -16.63%                 663           2002
                             8.677386            8.090952                 -6.76%                 404           2001
                             10.000000           8.677386                -13.23%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.167999           14.451324                18.76%               1,695           2004
Emerging Markets Fund:       7.488067            12.167999                62.50%                 752           2003
Class III - Q/NQ             10.000000           7.488067                -25.12%                 227           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.220120           14.557757                19.13%               1,471           2004
Financial Services Fund:     8.783377            12.220120                39.13%                 555           2003
Class III - Q/NQ             10.000000           8.783377                -12.17%               1,307           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.312952           11.999029                 6.06%               5,824           2004
Health Sciences Fund:        8.410033            11.312952                34.52%               3,537           2003
Class III - Q/NQ             10.000000           8.410033                -15.90%               1,150           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.900164            2.975335                  2.59%                 675           2004
Technology and               1.899557            2.900164                 52.68%                 675           2003
Communications Fund: Class   3.375688            1.899557                -43.73%                 675           2002
I - Q/NQ                     5.993413            3.375688                -43.68%                 404           2001
                             10.000000           5.993413                -40.07%               1,064           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.851730           11.129316                 2.56%               1,301           2004
Technology and               7.109711            10.851730                52.63%               1,410           2003
Communications Fund: Class   10.000000           7.109711                -28.90%               1,627           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.653025            12.336991                27.80%                 634           2004
Utilities Fund: Class III    7.904327            9.653025                 22.12%                 479           2003
- Q/NQ                       10.000000           7.904327                -20.96%                  39           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.081076           12.269348                 1.56%              42,013           2004
Government Bond Fund:        12.042881           12.081076                 0.32%              39,369           2003
Class I - Q/NQ               11.033039           12.042881                 9.15%              36,870           2002
                             10.460250           11.033039                 5.48%              15,125           2001
                             9.449856            10.460250                10.69%              43,427           2000
                             9.839387            9.449856                 -3.96%                 136           1999
                             10.00000            9.839387                 -1.61%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    5.953998            6.333414                  6.37%               2,378           2004
Fund: Class I - Q/NQ         4.560642            5.953998                 30.55%               2,755           2003
                             6.505832            4.560642                -29.90%               2,276           2002
                             9.205900            6.505832                -29.33%               4,938           2001
                             12.740010           9.205900                -27.74%              20,992           2000
                             12.422359           12.740010                 2.56%                 692           1999
                             10.000000           12.422359                24.22%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.435697            7.227958                 12.31%                   0           2004
International Growth Fund:   4.824815            6.435697                 33.39%                   0           2003
Class I - Q/NQ               6.464037            4.824815                -25.36%                   0           2002
                             9.212757            6.464037                -29.84%                   0           2001
                             10.000000           9.212757                 -7.87%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.313672           11.599408                12.47%                 746           2004
International Growth Fund:   7.748697            10.313672                33.10%                 460           2003
Class III - Q/NQ             10.000000           7.748697                -22.51%                  96           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.502098           10.809357                 2.93%               3,455           2004
Investor Destinations        9.895838            10.502098                 6.13%               1,858           2003
Conservative Fund: Class     10.000000           9.895838                 -1.04%                 769           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.616601           11.188941                 5.39%              19,904           2004
Investor Destinations        9.494075            10.616601                11.82%              14,720           2003
Moderately Conservative      10.000000           9.494075                 -5.06%              10,070           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.625957           11.447227                 7.73%              63,575           2004
Investor Destinations        8.999570            10.625957                18.07%              39,900           2003
Moderate Fund: Class II -    10.000000           8.999570                -10.00%              12,312           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.654414           11.745826                10.24%              51,343           2004
Investor Destinations        8.553922            10.654414                24.56%              27,742           2003
Moderately Aggressive        10.000000           8.553922                -14.46%               8,547           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.639301           11.931477                12.15%              15,722           2004
Investor Destinations        8.203385            10.639301                29.69%               6,923           2003
Aggressive Fund: Class II    10.000000           8.203385                -17.97%                 904           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   11.194572           12.698570                13.44%               5,478           2004
Growth Fund: Class I - Q/NQ  8.122255            11.194572                37.83%               5,549           2003
                             13.112455           8.122255                -38.06%               2,776           2002
                             19.133359           13.112455               -31.47%               1,986           2001
                             22.988509           19.133359               -16.77%              41,379           2000
                             12.651185           22.988509                81.71%                 146           1999
                             10.000000           12.651185                26.51%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.881482           10.788773                -0.85%              26,783           2004
Market Fund: Class I - Q/NQ  10.995248           10.881482                -1.03%              17,615           2003
                             11.045897           10.995248                -0.46%              13,841           2002
                             10.841575           11.045897                 1.88%              14,515           2001
                             10.395950           10.841575                 4.29%             170,302           2000
                             10.081601           10.395950                 3.12%                   0           1999
                             10.000000           10.801601                 0.82%                   0           1998
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.720003           11.571236                 7.94%              15,419           2004
Nationwide Fund: Class I -   8.547905            10.720003                25.41%              12,844           2003
Q/NQ                         10.516473           8.547905                -18.72%               7,424           2002
                             12.127493           10.516473               -13.28%               6,049           2001
                             12.596911           12.127493                -3.73%              78,804           2000
                             11.976682           12.596911                 5.18%               1,050           1999
                             10.000000           11.976682                19.77%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.236149           13.125222                16.81%                 612           2004
Nationwide Leaders Fund:     9.096324            11.236149                23.52%                 463           2003
Class III - Q/NQ             10.000000           9.096324                 -9.04%                  55           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.186220           12.370936                10.59%               2,262           2004
Growth Leaders Fund: Class   7.463213            11.186220                49.88%               4,160           2003
III - Q/NQ                   10.000000           7.463213                -25.37%               1,719           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           9.968174            11.339567                13.76%               1,563           2004
Worldwide Leaders Fund:      7.449129            9.968174                 33.82%               1,563           2003
Class I - Q/NQ               10.151774           7.449129                -26.62%               2,338           2002
                             12.714940           10.151774               -20.16%               1,876           2001
                             14.743816           12.714940               -13.76%               8,383           2000
                             12.195325           14.743816                20.90%                   0           1999
                             10.000000           12.195325                21.95%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.534705           15.396766                13.76%                 212           2004
Worldwide Leaders Fund:      10.000000           13.534705                35.35%                 148           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.700547           14.166800                11.54%               5,880           2004
Fund: Class I - Q/NQ         9.617770            12.700547                32.05%               6,918           2003
                             14.659211           9.617770                -34.39%               4,208           2002
                             16.719097           14.659211               -12.32%               2,369           2001
                             20.277316           16.719097               -17.55%              19,254           2000
                             10.000000           20.277316               102.77%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    24.818800           28.631870                15.36%              13,461           2004
Fund: Class I - Q/NQ         16.087835           24.818800                54.27%              15,103           2003
                             22.458672           16.087835               -28.37%               8,964           2002
                             17.803398           22.458672                26.15%               6,796           2001
                             16.277398           17.803398                 9.37%              22,692           2000
                             12.946409           16.277398                25.73%                   0           1999
                             10.000000           12.946409                29.46%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      19.001877           22.243450                17.06%              11,806           2004
Fund: Class I - Q/NQ         13.701015           19.001877                38.69%               9,970           2003
                             16.851295           13.701015               -18.69%               5,913           2002
                             18.367325           16.851295                -8.25%               2,851           2001
                             17.148084           18.367325                 7.11%              54,886           2000
                             12.106268           17.148084                41.65%                   0           1999
                             10.000000           12.106268                21.06%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        9.863772            10.524783                 6.70%               6,622           2004
Balanced Fund: Class I -     8.469553            9.863772                 16.46%               5,996           2003
Q/NQ                         9.820962            8.469553                -13.76%               3,688           2002
                             10.367680           9.820962                 -5.27%               1,194           2001
                             10.577794           10.367680                -1.99%              21,659           2000
                             10.662651           10.577794                -0.80%                 334           1999
                             10.000000           10.662651                 6.63%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         9.963657            11.514104                15.56%              13,373           2004
Comstock Value Fund: Class   7.707824            9.963657                 29.27%               9,820           2003
I - Q/NQ                     10.469799           7.707824                -26.38%               4,260           2002
                             12.119427           10.469799               -13.61%                 484           2001
                             13.786084           12.119427               -12.09%               9,136           2000
                             11.829585           13.786084                16.54%                   0           1999
                             10.000000           11.829585                18.30%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.650922           13.255163                 4.78%               3,543           2004
Sector Bond Fund: Class I    11.473014           12.650922                10.27%               3,720           2003
- Q/NQ                       10.881227           11.473014                 5.44%               1,779           2002
                             10.619936           10.881227                 2.46%                 534           2001
                             10.219313           10.619936                 3.92%              28,375           2000
                             10.231592           10.219313                -0.12%                  10           1999
                             10.000000           10.231592                 2.32%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.358686                13.59%                 110           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.096134            7.072868                 16.02%              34,965           2004
Portfolio: Service Shares    5.155250            6.096134                 18.25%              29,676           2003
- Q/NQ                       6.234962            5.155250                -17.32%              16,505           2002
                             8.110923            6.234962                -23.13%              12,234           2001
                             10.000000           8.110923                -18.89%             294,116           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.343773            3.307220                 -1.09%               2,645           2004
Global Technology            2.321074            3.343773                 44.06%               2,810           2003
Portfolio: Service Shares    3.995569            2.321074                -41.91%               9,437           2002
- Q/NQ                       6.482069            3.995569                -38.36%               4,880           2001
                             10.000000           6.482069                -35.18%             345,272           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.239640           10.154813                -0.83%               4,650           2004
Global Technology            7.076041            10.239640                44.71%               3,409           2003
Portfolio: Service II        10.000000           7.076041                -29.24%               2,796           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.926958            6.918472                 16.73%               7,935           2004
International Growth         4.479412            5.926958                 32.32%               8,484           2003
Portfolio: Service Shares    6.134915            4.479412                -26.98%               9,656           2002
- Q/NQ                       8.147522            6.134915                -24.70%              11,226           2001
                             10.000000           8.147522                -18.52%             134,258           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.218272           11.930086                16.75%              13,499           2004
International Growth         7.721869            10.218272                32.33%              10,117           2003
Portfolio: Service II        10.000000           7.721869                -22.78%               4,194           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.166439           14.055507                15.53%                 692           2004
Risk-Managed Core            10.000000           12.166439                21.66%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    13.138019           14.964753                13.90%               5,123           2004
Management Trust - AMT       10.138201           13.138019                29.59%               5,983           2003
Guardian Portfolio - Q/NQ    14.015386           10.138201               -27.66%               5,001           2002
                             14.470155           14.015386                -3.14%               2,242           2001
                             14.547000           14.470155                -0.53%               9,201           2000
                             12.869170           14.547000                13.04%                   0           1999
                             10.000000           12.869170                28.69%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.988556            9.900293                 -0.88%                   0           2004
Management Trust - AMT       10.000000           9.988556                 -0.11%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    12.562067           14.369651                14.39%              20,829           2004
Management Trust - AMT       9.973058            12.562067                25.96%              15,484           2003
Mid-Cap Growth Portfolio:    14.351320           9.973058                -30.51%              10,425           2002
Class I - Q/NQ               19.367124           14.351320               -25.90%               4,836           2001
                             21.277954           19.367124                -8.98%              72,340           2000
                             14.058496           21.277954                51.35%                   0           1999
                             10.000000           14.058496                40.58%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    11.731426           13.727268                17.01%               3,245           2004
Management Trust - AMT       8.829813            11.731426                32.86%               2,980           2003
Partners Portfolio - Q/NQ    11.835638           8.829813                -25.40%               2,086           2002
                             12.385684           11.835638                -4.44%               2,061           2001
                             12.504542           12.385684                -0.95%               7,226           2000
                             11.841583           12.504542                 5.60%                 274           1999
                             10.000000           11.841583                18.42%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.258724                12.59%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         12.313446           14.505376                17.80%              22,001           2004
Account Funds -              9.968740            12.313446                23.52%              19,338           2003
Oppenheimer Aggressive       14.037370           9.968740                -28.98%              13,680           2002
Growth Fund/VA:              20.768575           14.037370               -32.41%               8,761           2001
Non-Service Shares - Q/NQ    23.789077           20.768575               -12.70%              78,695           2000
                             13.173548           23.789077                80.58%                 315           1999
                             10.000000           13.173548                31.74%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.401857           15.146727                 5.17%              36,379           2004
Account Funds -              11.182836           14.401857                28.79%              28,660           2003
Oppenheimer Capital          15.546364           11.182836               -28.07%              19,758           2002
Appreciation Fund/VA:        18.083324           15.546364               -14.03%              11,291           2001
Non-Service Shares - Q/NQ    18.427568           18.083324                -1.87%              86,633           2000
                             13.226671           18.427568                39.32%                 440           1999
                             10.000000           13.226671                32.27%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.845490            10.366717                17.20%              13,789           2004
Account Funds -              6.288389            8.845490                 40.66%              16,172           2003
Oppenheimer Global           8.211680            6.288389                -23.42%              19,503           2002
Securities Fund/VA:          9.493145            8.211680                -13.50%               9,250           2001
Non-Service Shares - Q/NQ    10.000000           9.493145                 -5.07%              18,810           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.194919           16.640631                17.23%               9,661           2004
Account Funds -              10.000000           14.194919                41.95%               6,238           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.639025           12.529835                 7.65%              32,141           2004
Account Funds -              9.338857            11.639025                24.63%              26,860           2003
Oppenheimer Main Street(R)     11.693870           9.338857                -20.14%              17,298           2002
Fund/VA: Non-Service         13.236091           11.693870               -11.65%               8,328           2001
Shares - Q/NQ                14.751442           13.236091               -10.27%              98,254           2000
                             12.323541           14.751442                19.70%                 296           1999
                             10.000000           12.323541                23.24%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.971514            10.431223                16.27%              21,202           2004
II, Inc.: Investor Class -   6.657970            8.971514                 34.75%              19,399           2003
Q/NQ                         9.250791            6.657970                -28.03%              14,045           2002
                             9.768758            9.250791                 -5.30%               8,473           2001
                             10.000000           9.768758                 -2.31%              15,094           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                23.203314           25.116712                 8.25%               1,894           2004
Institutional Funds, Inc.    18.451021           23.203314                25.76%               2,312           2003
- Emerging Markets Debt      17.176522           18.451021                 7.42%                 514           2002
Portfolio: Class I - Q/NQ    15.863998           17.176522                 8.27%                 265           2001
                             14.479873           15.863998                 9.56%               1,368           2000
                             11.379681           14.479873                27.24%                   0           1999
                             10.000000           11.379681                13.80%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.158847           11.728602                15.45%                   0           2004
Institutional Funds, Inc.    8.106509            10.158847                25.32%                   0           2003
- International Magnum       10.000000           8.106509                -18.93%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.639279            6.744070                 19.59%                 619           2004
Institutional Funds, Inc.    4.044559            5.639279                 39.43%                 558           2003
- Mid Cap Growth             5.973855            4.044559                -32.30%                 481           2002
Portfolio: Class I- Q/NQ     8.594047            5.973855                -30.49%                 241           2001
                             10.000000           8.594047                -14.06%               5,251           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.740386           23.797997                34.15%               8,938           2004
Institutional Funds, Inc.    13.117202           17.740386                35.25%               8,055           2003
- U.S. Real Estate           13.443112           13.117202                -2.42%               5,773           2002
Portfolio: Class I - Q/NQ    12.445148           13.443112                 8.02%               2,763           2001
                             11.985136           12.445148                 3.84%              15,886           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            19.870857           24.602994                23.81%                 365           2004
Insurance Trust -            13.103231           19.870857                51.65%                 325           2003
Worldwide Emerging Markets   13.721459           13.103231                -4.51%                 328           2002
Fund: Initial Class - Q/NQ   14.210596           13.721459                -3.44%                 288           2001
                             24.853443           14.210596               -42.82%               6,188           2000
                             12.616797           24.853443                96.99%                   0           1999
                             10.000000           12.616797                26.17%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.588829                25.89%                 108           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            15.478646           18.911846                22.18%                   0           2004
Insurance Trust -            10.869895           15.478646                42.40%                 105           2003
Worldwide Hard Assets        11.374685           10.869895                -4.44%                  94           2002
Fund: Initial Class - Q/NQ   12.915760           11.374685               -11.93%                   6           2001
                             11.787279           12.915760                 9.57%                 722           2000
                             9.904737            11.787279                19.01%                   0           1999
                             10.000000           9.904737                 -0.95%                   0           1998*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.446323                24.46%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.623995            10.380113                 7.86%                 518           2004
Funds - Diversified Stock    7.250000            9.623995                 32.74%                 235           2003
Fund - Class A - Q/NQ        9.629285            7.250000                -24.71%                   0           2002
                             9.760791            9.629285                 -1.35%                   0           2001
                             10.037475           9.760791                 -2.76%               2,267           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.70%)

   (Variable account charges of 1.70% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.340057            9.871768                  5.69%                   0           2004
Funds - AIM V.I. Balanced    8.165443            9.340057                 14.39%                   0           2003
Fund: Series I Shares -      10.020239           8.165443                -18.51%                   0           2002
Q/NQ                         10.000000           10.020239                 0.20%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.923840            9.182116                  2.89%                   0           2004
Funds - AIM V.I. Blue Chip   7.254082            8.923840                 23.02%                   0           2003
Fund: Series I Shares -      9.994374            7.254082                -27.42%                   0           2002
Q/NQ                         10.000000           9.994374                 -0.06%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.748101            10.217319                 4.81%                   0           2004
Funds - AIM V.I. Capital     7.656354            9.748101                 27.32%                   0           2003
Appreciation Fund: Series    10.296909           7.656354                -25.64%                   0           2002
I Shares - Q/NQ              10.000000           10.296909                 2.97%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.087820           10.805742                 7.12%                   0           2004
Funds - AIM V.I. Core        8.247966            10.087820                22.31%                   0           2003
Stock Fund: Series I         9.939642            8.247966                -17.02%                   0           2002
Shares - Q/NQ                10.000000           9.939642                 -0.60%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.360852           12.629688                21.90%                   0           2004
Funds - AIM V.I.             8.166527            10.360852                26.87%                   0           2003
International Growth Fund:   10.000000           8.166527                -18.33%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.503524            8.841455                  3.97%                   0           2004
Funds - AIM V.I. Premier     6.915936            8.503524                 22.96%                   0           2003
Equity Fund: Series I        10.088401           6.915936                -31.45%                   0           2002
Shares - Q/NQ                10.000000           10.088401                 0.88%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.691036            9.653346                 11.07%               3,367           2004
Portfolios, Inc. -           6.834929            8.691036                 27.16%               3,530           2003
American Century VP Income   8.623786            6.834929                -20.74%               3,516           2002
& Growth Fund: Class I -     9.573565            8.623786                 -9.92%                 862           2001
Q/NQ                         10.894734           9.573565                -12.13%              80,837           2000
                             10.000000           10.894734                 8.95%                 149           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.351354            9.434597                 12.97%                 605           2004
Portfolios, Inc. -           6.823270            8.351354                 22.40%                 627           2003
American Century VP          8.717309            6.823270                -21.73%                 823           2002
International Fund: Class    12.522513           8.717309                -30.39%               1,106           2001
I - Q/NQ                     15.314929           12.522513               -18.23%              51,099           2000
                             10.000000           15.314929                53.15%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.819250            11.107999                13.12%                 629           2004
Portfolios, Inc. -           8.022584            9.819250                 22.40%                 734           2003
American Century VP          10.000000           8.022584                -19.77%               2,187           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.756701            10.614759                 8.79%                   0           2004
Portfolios, Inc. -           7.946664            9.756701                 22.78%                   0           2003
American Century VP Ultra    10.000000           7.946664                -20.53%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    12.313381           13.839011                12.39%              23,820           2004
Portfolios, Inc. -           9.713280            12.313381                26.77%              19,037           2003
American Century VP Value    11.308628           9.713280                -14.11%              21,467           2002
Fund: Class I - Q/NQ         10.197744           11.308628                10.89%               2,512           2001
                             8.780117            10.197744                16.15%               4,312           2000
                             10.000000           8.780117                -12.20%                  49           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.206041           10.615502                 4.01%                 191           2004
Portfolios II, Inc. -        10.000000           10.206041                 2.06%                 190           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.720235            10.693083                10.01%              38,504           2004
Funds - BB&T Capital         7.880599            9.720235                 23.34%              41,191           2003
Manager Equity VIF - Q/NQ    10.180953           7.880599                -22.59%              42,136           2002
                             10.000000           10.180953                 1.81%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.751215            10.848498                11.25%                 319           2004
Funds - BB&T Large Cap       8.024406            9.751215                 21.52%                 299           2003
Value VIF - Q/NQ             10.158964           8.024406                -21.01%                 206           2002
                             10.000000           10.158964                 1.59%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      8.852597            9.191852                  3.83%                 352           2004
Funds - BB&T Large Company   7.034366            8.852597                 25.85%                 329           2003
Growth VIF - Q/NQ            10.292529           7.034366                -31.66%                 228           2002
                             10.000000           10.292529                 2.93%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      11.061856           12.743540                15.20%                 110           2004
Funds - BB&T Mid Cap         8.239881            11.061856                34.25%                  88           2003
Growth VIF - Q/NQ            10.478351           8.239881                -21.36%                   0           2002
                             10.000000           10.478351                 4.78%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.202843            9.514010                 15.98%                   0           2004
Global Small Cap Portfolio   5.651258            8.202843                 45.15%                   0           2003
- Q/NQ                       8.731633            5.651258                -35.28%                   0           2002
                             12.448592           8.731633                -29.86%                   0           2001
                             15.621586           12.448592               -20.31%                   0           2000
                             10.000000           15.621586                56.22%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.398286            9.472623                 12.79%                   0           2004
International Focus          6.419202            8.398286                 30.83%                   0           2003
Portfolio - Q/NQ             8.153235            6.419202                -21.27%                   0           2002
                             10.672586           8.153235                -23.61%                   0           2001
                             14.650223           10.672586               -27.15%                   0           2000
                             10.000000           14.650223                46.50%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.229428            10.101697                 9.45%                 388           2004
Large Cap Value Portfolio    7.501271            9.229428                 23.04%                 388           2003
- Q/NQ                       9.922893            7.501271                -24.40%                 166           2002
                             10.000956           9.922893                 -0.78%                 166           2001
                             9.340613            10.000956                 7.07%                 153           2000
                             10.000000           9.340613                 -6.59%                 125           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.276639           12.312807                19.81%               2,413           2004
Portfolios - Small Cap       7.587564            10.276639                35.44%               1,122           2003
Stock Index Portfolio:       10.000000           7.587564                -24.12%                 259           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         6.833733            7.134773                  4.41%               5,187           2004
Responsible Growth Fund,     5.517158            6.833733                 23.86%               5,400           2003
Inc.: Initial Shares - Q/NQ  7.899217            5.517158                -30.16%               6,948           2002
                             10.380157           7.899217                -23.90%               6,672           2001
                             11.868131           10.380157               -12.54%              73,354           2000
                             10.000000           11.868131                18.68%                 275           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    8.001922            8.702901                  8.76%              56,919           2004
Inc.: Initial Shares - Q/NQ  6.341490            8.001922                 26.18%              57,437           2003
                             8.309551            6.341490                -23.68%              58,205           2002
                             9.626823            8.309551                -13.68%              31,998           2001
                             10.794215           9.626823                -10.81%             516,096           2000
                             10.000000           10.794215                 7.94%                 650           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.646151            8.928061                  3.26%               6,202           2004
Investment Fund              7.258882            8.646151                 19.11%               5,581           2003
-Appreciation Portfolio:     8.866534            7.258882                -18.13%               3,549           2002
Initial Shares - Q/NQ        9.946799            8.866534                -10.86%               1,307           2001
                             10.184154           9.946799                 -2.33%              21,108           2000
                             10.000000           10.184154                 1.84%                 622           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             10.964834           12.000799                 9.45%                   0           2004
Investment Fund -            8.470065            10.964834                29.45%                   0           2003
Developing Leaders           10.654197           8.470065                -20.50%                   0           2002
Portfolio:  Initial Shares   10.000000           10.654197                 6.54%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.611274           13.699274                17.98%                   0           2004
Investment Fund -            8.662534            11.611274                34.04%                   0           2003
International Value          10.040088           8.662534                -13.72%                   0           2002
Portfolio: Initial Shares    10.000000           10.040088                 0.40%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.432845           12.663894                 1.86%              28,066           2004
- Federated Quality Bond     12.086367           12.432845                 2.87%              39,433           2003
Fund II: Primary Shares -    11.248475           12.086367                 7.45%              34,905           2002
Q/NQ                         10.594913           11.248475                 6.17%              11,699           2001
                             9.757496            10.594913                 8.58%               6,478           2000
                             10.000000           9.757496                 -2.43%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.658120            10.574610                 9.49%              49,360           2004
Insurance Products Fund -    7.544918            9.658120                 28.01%              41,251           2003
VIP Equity-Income            9.247408            7.544918                -18.41%              38,284           2002
Portfolio: Service Class -   9.912757            9.247408                 -6.71%              14,079           2001
Q/NQ                         9.309967            9.912757                  6.47%              28,435           2000
                             10.000000           9.309967                 -6.90%                 351           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.801994            7.919648                  1.51%              31,265           2004
Insurance Products Fund -    5.977313            7.801994                 30.53%              38,242           2003
VIP Growth Portfolio:        8.711728            5.977313                -31.39%              43,657           2002
Service Class - Q/NQ         10.773174           8.711728                -19.13%              25,666           2001
                             12.322268           10.773174               -12.57%             693,445           2000
                             10.000000           12.322268                23.22%                 777           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.101344            8.717634                  7.61%               8,030           2004
Insurance Products Fund -    6.490761            8.101344                 24.81%              20,151           2003
VIP High Income Portfolio:   6.372448            6.490761                  1.86%              10,990           2002
Service Class - Q/NQ         7.358723            6.372448                -13.40%               1,403           2001
                             9.672582            7.358723                -23.92%              25,504           2000
                             10.000000           9.672582                 -3.27%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.852908            9.876226                 11.56%               5,669           2004
Insurance Products Fund -    6.288770            8.852908                 40.77%               5,669           2003
VIP Overseas Portfolio:      8.031546            6.288770                -21.70%               5,669           2002
Service Class - Q/NQ         10.379362           8.031546                -22.62%               3,499           2001
                             13.058898           10.379362               -20.52%               6,962           2000
                             10.000000           13.058898                30.59%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.855078           12.110746                11.57%               1,282           2004
Insurance Products Fund -    7.708483            10.855078                40.82%                 904           2003
VIP Overseas Portfolio:      10.000000           7.708483                -22.92%                 683           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.008646           11.347721                13.38%              31,566           2004
Insurance Products Fund II   7.932488            10.008646                26.17%              35,878           2003
- VIP Contrafund(R)            8.909469            7.932488                -10.97%              30,376           2002
Portfolio: Service Class -   10.343090           8.909469                -13.86%              21,084           2001
Q/NQ                         11.278366           10.343090                -8.29%              75,580           2000
                             10.000000           11.278366                12.78%                 190           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.101245           10.358379                 2.55%                   0           2004
Insurance Products Fund II   10.000000           10.101245                 1.01%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.611555            6.957979                  5.24%               2,330           2004
Insurance Products Fund      5.187189            6.611555                 27.46%               2,280           2003
III - VIP Growth             6.758171            5.187189                -23.25%               2,292           2002
Opportunities Portfolio:     8.036133            6.758171                -15.90%               1,995           2001
Service Class - Q/NQ         9.869824            8.036133                -18.58%              18,134           2000
                             10.000000           9.869824                 -1.30%                 122           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.515065           12.902636                12.05%                 751           2004
Insurance Products Fund      7.423709            11.515065                55.11%                 395           2003
III - VIP Value Strategies   10.000000           7.423709                -25.76%                 787           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          12.374487           13.532138                 9.36%              11,167           2004
Variable Insurance Trust -   8.847571            12.374487                39.86%              12,283           2003
First Horizon Capital        11.060886           8.847571                -20.01%               5,141           2002
Appreciation Portfolio -     10.000000           11.060886                10.61%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          9.409286            9.755981                  3.68%              11,685           2004
Variable Insurance Trust -   7.443251            9.409286                 26.41%              13,131           2003
First Horizon Core Stock     10.247845           7.443251                -27.37%               6,517           2002
Portfolio - Q/NQ             10.000000           10.247845                 2.48%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton           10.217328           11.939228                16.85%                   0           2004
Variable Insurance           7.841336            10.217328                30.30%                   0           2003
Products Trust - Templeton   10.000000           7.841336                -21.59%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.753445           16.258970                18.22%                   0           2004
International Value Fund:    10.000000           13.753445                37.53%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    13.860424           15.768301                13.76%               4,944           2004
Index Fund: Class I - Q/NQ   10.471383           13.860424                32.36%               6,250           2003
                             12.577501           10.471383               -16.75%               4,455           2002
                             12.965645           12.577501                -2.99%               3,366           2001
                             11.447800           12.965645                13.26%              14,853           2000
                             10.000000           11.447800                14.48%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     10.901080           11.797727                 8.23%              22,698           2004
Income Bond Fund: Class I    9.069535            10.901080                20.19%              11,558           2003
- Q/NQ                       8.938092            9.069535                  1.47%               5,466           2002
                             8.725646            8.938092                  2.43%                 174           2001
                             9.676620            8.725646                 -9.83%               4,990           2000
                             10.000000           9.676620                 -3.23%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.946077           12.992081                18.69%                   0           2004
Emerging Markets Fund:       6.737713            10.946077                62.46%                   0           2003
Class I - Q/NQ               8.085801            6.737713                -16.67%                   0           2002
                             8.676322            8.085801                 -6.81%                   0           2001
                             10.000000           8.676322                -13.24%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.157699           14.431753                18.70%                 545           2004
Emerging Markets Fund:       7.485519            12.157699                62.42%                  68           2003
Class III - Q/NQ             10.000000           7.485519                -25.14%                  30           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.208133           14.536085                19.07%                 633           2004
Financial Services Fund:     8.779218            12.208133                39.06%                 991           2003
Class III - Q/NQ             10.000000           8.779218                -12.21%               1,747           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.301852           11.981156                 6.01%                 383           2004
Health Sciences Fund:        8.406045            11.301852                34.45%                  70           2003
Class III - Q/NQ             10.000000           8.406045                -15.94%                 611           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.895359            2.968897                  2.54%                 945           2004
Technology and               1.897376            2.895359                 52.60%                 945           2003
Communications Fund: Class   3.373545            1.897376                -43.76%                 945           2002
I - Q/NQ                     5.992673            3.373545                -43.71%                 821           2001
                             10.000000           5.992673                -40.07%                 616           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.842520           11.114218                 2.51%               1,133           2004
Technology and               7.107282            10.842520                52.56%               1,211           2003
Communications Fund: Class   10.000000           7.107282                -28.93%                 255           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.643548            12.318634                27.74%                   0           2004
Utilities Fund: Class III    7.900585            9.643548                 22.06%                   0           2003
- Q/NQ                       10.000000           7.900585                -20.99%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.420485           12.607632                 1.51%              27,101           2004
Government Bond Fund:        12.387519           12.420485                 0.27%              41,960           2003
Class I - Q/NQ               11.354552           12.387519                 9.10%              43,785           2002
                             10.770572           11.354552                 5.42%              14,360           2001
                             9.735132            10.770572                10.64%              29,427           2000
                             10.000000           9.735132                 -2.65%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.527588            4.813650                  6.32%               1,153           2004
Fund: Class I - Q/NQ         3.469794            4.527588                 30.49%               1,153           2003
                             4.952256            3.469794                -29.94%               1,892           2002
                             7.011148            4.952256                -29.37%                 980           2001
                             9.707627            7.011148                -27.78%              29,462           2000
                             10.000000           9.707627                 -2.92%                  42           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.425076            7.212356                 12.25%                   0           2004
International Growth Fund:   4.819298            6.425076                 33.32%                   0           2003
Class I - Q/NQ               6.459936            4.819298                -25.40%                   0           2002
                             9.211629            6.459936                -29.87%                   0           2001
                             10.000000           9.211629                 -7.88%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.304923           11.583693                12.41%                   0           2004
International Growth Fund:   7.746056            10.304923                33.03%                   0           2003
Class III - Q/NQ             10.000000           7.746056                -22.54%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.491789           10.793259                 2.87%              16,817           2004
Investor Destinations        9.891153            10.491789                 6.07%              15,195           2003
Conservative Fund: Class     10.000000           9.891153                 -1.09%               7,921           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.606188           11.172292                 5.34%               3,411           2004
Investor Destinations        9.489589            10.606188                11.77%              11,225           2003
Moderately Conservative      10.000000           9.489589                 -5.10%               1,689           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.615527           11.430176                 7.67%              69,574           2004
Investor Destinations        8.995312            10.615527                18.01%              53,901           2003
Moderate Fund: Class II -    10.000000           8.995312                -10.05%              26,488           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.643945           11.728326                10.19%              22,751           2004
Investor Destinations        8.549857            10.643945                24.49%              21,718           2003
Moderately Aggressive        10.000000           8.549857                -14.50%               2,609           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.628853           11.913697                12.09%               2,117           2004
Investor Destinations        8.199498            10.628853                29.63%               2,580           2003
Aggressive Fund: Class II    10.000000           8.199498                -18.01%                 139           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   7.123587            8.076529                 13.38%               1,943           2004
Growth Fund: Class I - Q/NQ  5.171167            7.123587                 37.76%               1,826           2003
                             8.352516            5.171167                -38.09%               2,518           2002
                             12.194050           8.352516                -31.50%                 325           2001
                             14.658438           12.194050               -16.81%              46,522           2000
                             10.000000           14.658438                46.58%                 126           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.664538           10.568302                -0.90%              18,596           2004
Market Fund: Class I - Q/NQ  10.781517           10.664538                -1.08%              16,022           2003
                             10.836691           10.781517                -0.51%              39,489           2002
                             10.641677           10.836691                 1.83%               5,171           2001
                             10.209430           10.641677                 4.23%              26,570           2000
                             10.000000           10.209430                 2.09%                 599           1999
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.367042            9.026851                  7.89%              22,791           2004
Nationwide Fund: Class I -   6.675091            8.367042                 25.35%              20,122           2003
Q/NQ                         8.216536            6.675091                -18.76%              22,224           2002
                             9.480069            8.216536                -13.33%              16,736           2001
                             9.851989            9.480069                 -3.78%              61,404           2000
                             10.000000           9.851989                 -1.48%                 444           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.225121           13.105683                16.75%                  83           2004
Nationwide Leaders Fund:     9.092017            11.225121                23.46%                   0           2003
Class III - Q/NQ             10.000000           9.092017                 -9.08%                 518           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.175255           12.352522                10.53%                   0           2004
Growth Leaders Fund: Class   7.459677            11.175255                49.81%                  78           2003
III - Q/NQ                   10.000000           7.459677                -25.40%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           7.544804            8.578434                 13.70%               1,292           2004
Worldwide Leaders Fund:      5.641033            7.554804                 33.75%               1,798           2003
Class I- Q/NQ                7.691601            5.641033                -26.66%               1,876           2002
                             9.638561            7.691601                -20.20%                 468           2001
                             11.182210           9.638561                -13.80%               1,831           2000
                             10.000000           11.182210                11.82%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.530129           15.383743                13.70%                   0           2004
Worldwide Leaders Fund:      10.000000           13.530129                35.30%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.670461           14.126052                11.49%               4,012           2004
Fund: Class I - Q/NQ         9.599855            12.670461                31.99%               4,653           2003
                             14.639366           9.599855                -34.42%               4,707           2002
                             16.705019           14.639366               -12.37%               1,290           2001
                             20.270503           16.705019               -17.59%              17,525           2000
                             10.000000           20.270503               102.71%                  12           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    17.798875           20.523009                15.31%              10,506           2004
Fund: Class I - Q/NQ         11.543278           17.798875                54.19%              11,576           2003
                             16.122666           11.543278               -28.40%              13,529           2002
                             12.787277           16.122666                26.08%               2,437           2001
                             11.697140           12.787277                 9.32%               9,827           2000
                             10.000000           11.697140                16.97%                  20           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      15.619903           18.275241                17.00%               7,857           2004
Fund: Class I - Q/NQ         11.268207           15.619903                38.62%               6,212           2003
                             13.866158           11.268207               -18.74%               5,763           2002
                             15.121378           13.866158                -8.30%               3,317           2001
                             14.124755           15.121378                 7.06%              29,276           2000
                             10.000000           14.124755                41.25%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        8.823429            9.409927                  6.65%               6,463           2004
Balanced Fund: Class I -     7.580114            8.823429                 16.40%               6,436           2003
Q/NQ                         8.794081            7.580114                -13.80%               5,740           2002
                             9.288391            8.794081                 -5.32%                 495           2001
                             9.481422            9.288391                 -2.04%               7,976           2000
                             10.000000           9.481422                 -5.19%                  77           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         7.774478            8.979694                 15.50%              11,212           2004
Comstock Value Fund: Class   6.017346            7.774478                 29.20%              10,098           2003
I - Q/NQ                     8.177730            6.017346                -26.42%              12,399           2002
                             9.471062            8.177730                -13.66%               2,555           2001
                             10.778958           9.471062                -12.13%              18,859           2000
                             10.000000           10.778958                 7.79%                 102           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.227805           12.805314                 4.72%               3,948           2004
Sector Bond Fund: Class I    11.094926           12.227805                10.21%               2,766           2003
- Q/NQ                       10.527978           11.094926                 5.39%               2,610           2002
                             10.280419           10.527978                 2.41%                 294           2001
                             9.897603            10.280419                 3.87%              20,119           2000
                             10.000000           9.897603                 -1.02%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.354868                13.55%                 280           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.083963            7.055157                 15.96%              23,324           2004
Portfolio: Service Shares    5.147573            6.083963                 18.19%              37,103           2003
- Q/NQ                       6.228852            5.147573                -17.36%              36,846           2002
                             8.107133            6.228852                -23.17%              30,712           2001
                             10.000000           8.107133                -18.93%             149,321           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.337081            3.298923                 -1.14%               2,581           2004
Global Technology            2.317610            3.337081                 43.99%               2,581           2003
Portfolio: Service Shares    3.991639            2.317610                -41.94%               3,002           2002
- Q/NQ                       6.479020            3.991639                -38.39%               4,042           2001
                             10.000000           6.479020                -35.21%             139,929           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.230953           10.141036                -0.88%                 100           2004
Global Technology            7.073630            10.230953                44.64%                  48           2003
Portfolio: Service II        10.000000           7.073630                -29.26%                   3           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.915144            6.901163                 16.67%               2,907           2004
International Growth         4.472745            5.915144                 32.25%               3,138           2003
Portfolio: Service Shares    6.128895            4.472745                -27.02%               3,138           2002
- Q/NQ                       8.143702            6.128895                -24.74%               3,492           2001
                             10.000000           8.143702                -18.56%             102,585           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.209599           11.913909                16.69%                 790           2004
International Growth         7.719236            10.209599                32.26%                 444           2003
Portfolio: Service II        10.000000           7.719236                -22.81%                 308           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.162319           14.043607                15.47%                   0           2004
Risk-Managed Core            10.000000           12.162319                21.62%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.984815            10.228883                13.85%                 611           2004
Management Trust - AMT       6.936818            8.984815                 29.52%                 631           2003
Guardian Portfolio - Q/NQ    9.594571            6.936818                -27.70%                 631           2002
                             9.910972            9.594571                 -3.19%                 958           2001
                             9.968645            9.910972                 -0.58%               5,339           2000
                             10.000000           9.968645                 -0.31%                  22           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.985156            9.891887                 -0.93%               1,103           2004
Management Trust - AMT       10.000000           9.985156                 -0.15%               1,103           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.993282            10.282120                14.33%               5,893           2004
Management Trust - AMT       7.143412            8.993282                 25.90%               8,950           2003
Mid-Cap Growth Portfolio:    10.284686           7.143412                -30.54%               7,617           2002
Class I - Q/NQ               13.886316           10.284686               -25.94%               7,969           2001
                             15.261190           13.886316                -9.03%              51,989           2000
                             10.000000           15.261190                52.64%                 118           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.898815            10.407471                16.95%                  64           2004
Management Trust - AMT       6.701201            8.898815                 32.79%                  64           2003
Partners Portfolio - Q/NQ    8.986985            6.701201                -25.43%                 209           2002
                             9.409456            8.986985                 -4.49%                  64           2001
                             9.504551            9.409456                 -1.00%               5,477           2000
                             10.000000           9.504551                 -4.95%                  23           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.254941                12.55%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.301377            9.774156                 17.74%              13,580           2004
Account Funds -              6.724059            8.301377                 23.46%              14,261           2003
Oppenheimer Aggressive       9.473229            6.724059                -29.02%              14,241           2002
Growth Fund/VA:              14.023027           9.473229                -32.45%               9,945           2001
Non-Service Shares - Q/NQ    16.070617           14.023027               -12.74%              76,715           2000
                             10.000000           16.070617                60.71%                 444           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.951728            10.461119                 5.12%              28,853           2004
Account Funds -              7.731297            9.951728                 28.72%              24,323           2003
Oppenheimer Capital          10.753519           7.731297                -28.10%              16,418           2002
Appreciation Fund/VA:        12.514763           10.753519               -14.07%               3,951           2001
Non-Service Shares - Q/NQ    12.759449           12.514763                -1.92%             340,844           2000
                             10.000000           12.759449                27.59%                 603           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.829014            10.342152                17.14%               5,514           2004
Account Funds -              6.279861            8.829014                 40.59%               8,489           2003
Oppenheimer Global           8.204726            6.279861                -23.46%              10,760           2002
Securities Fund/VA:          9.489961            8.204726                -13.54%                 892           2001
Non-Service Shares - Q/NQ    10.000000           9.489961                 -5.10%              23,412           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.190099           16.626541                17.17%               8,313           2004
Account Funds -              10.000000           14.190099                41.90%               4,956           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.491851            9.137147                  7.60%              23,524           2004
Account Funds -              6.817103            8.491851                 24.57%              22,797           2003
Oppenheimer Main Street(R)     8.540552            6.817103                -20.18%              23,992           2002
Fund/VA: Non-Service         9.671852            8.540552                -11.70%              17,184           2001
Shares - Q/NQ                10.784586           9.671852                -10.32%              53,371           2000
                             10.000000           10.784586                 7.85%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.954792            10.406493                16.21%              12,156           2004
II, Inc.: Investor Class -   6.648942            8.954792                 34.68%              16,398           2003
Q/NQ                         9.242958            6.648942                -28.06%              15,968           2002
                             9.765480            9.242958                 -5.35%               5,490           2001
                             10.000000           9.765480                 -2.57%              12,220           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.928317           19.396867                 8.19%               2,422           2004
Institutional Funds, Inc.    14.263644           17.928317                25.69%               3,308           2003
- Emerging Markets Debt      13.285149           14.263644                 7.37%               1,358           2002
Portfolio: Class I - Q/NQ    12.276257           13.285149                 8.22%                   0           2001
                             11.210825           12.276257                 9.50%                 198           2000
                             10.000000           11.210825                12.11%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.150241           11.712706                15.39%                   0           2004
Institutional Funds, Inc.    8.103758            10.150241                25.25%                   0           2003
- International Magnum       10.000000           8.103758                -18.96%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.628773            6.728088                 19.53%                   0           2004
Institutional Funds, Inc.    4.039063            5.628773                 39.36%                   0           2003
- Mid Cap Growth             5.968779            4.039063                -32.33%                   0           2002
Portfolio: Class I- Q/NQ     8.591151            5.968779                -30.52%                   0           2001
                             10.000000           8.591151                -14.09%                 213           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                16.149186           21.652466                34.08%              10,446           2004
Institutional Funds, Inc.    11.946728           16.149186                35.18%              15,733           2003
- U.S. Real Estate           12.249784           11.946728                -2.47%              14,856           2002
Portfolio: Class I - Q/NQ    11.346213           12.249784                 7.96%               6,509           2001
                             10.928322           11.346213                 3.82%               3,052           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.444385           15.400121                23.75%                 246           2004
Insurance Trust -            8.210254            12.444385                51.57%                 192           2003
Worldwide Emerging Markets   8.602001            8.210254                 -4.55%                 192           2002
Fund: Initial Class - Q/NQ   8.913211            8.602001                 -3.49%                 192           2001
                             15.596564           8.913211                -42.85%               8,060           2000
                             10.000000           15.596564                55.97%                  16           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.584599                25.85%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            13.088136           15.982999                22.12%               1,145           2004
Insurance Trust -            9.195824            13.088136                42.33%               1,478           2003
Worldwide Hard Assets        9.627768            9.195824                 -4.49%               1,035           2002
Fund: Initial Class - Q/NQ   10.937759           9.627768                -11.98%                  60           2001
                             9.987144            10.937759                 9.52%                 253           2000
                             10.000000           9.987144                 -0.13%                  23           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.442137                24.42%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.602053            10.351193                 7.80%                   0           2004
Funds - Diversified Stock    7.237144            9.602053                 32.68%                   0           2003
Fund: Class A - Q/NQ         9.617102            7.237144                -24.75%                   0           2002
                             9.753435            9.617102                 -1.40%                   0           2001
                             10.034955           9.753435                 -2.81%               8,032           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.75%)

   (Variable account charges of 1.75% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.329982            9.856105                  5.64%                   0           2004
Funds - AIM V.I. Balanced    8.160777            9.329982                 14.33%                   0           2003
Fund: Series I Shares -      10.019613           8.160777                -18.55%                   0           2002
Q/NQ                         10.000000           10.019613                 0.20%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.914193            9.167531                  2.84%                   0           2004
Funds - AIM V.I. Blue Chip   7.249928            8.914193                 22.96%                   0           2003
Fund: Series I Shares -      9.993744            7.249928                -27.46%                   0           2002
Q/NQ                         10.000000           9.993744                 -0.06%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.737564            10.201088                 4.76%                   0           2004
Funds - AIM V.I. Capital     7.651978            9.737564                 27.26%                   0           2003
Appreciation Fund: Series    10.296263           7.651978                -25.68%                   0           2002
I Shares - Q/NQ              10.000000           10.296263                 2.96%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.076920           10.788568                 7.06%                   0           2004
Funds - AIM V.I. Core        8.243243            10.076920                22.24%                   0           2003
Stock Fund: Series I         9.939018            8.243243                -17.06%                   0           2002
Shares - Q/NQ                10.000000           9.939018                 -0.61%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.352056           12.612558                21.84%                   0           2004
Funds - AIM V.I.             8.163744            10.352056                26.81%                   0           2003
International Growth Fund:   10.000000           8.163744                -18.36%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.494331            8.827403                  3.92%                   0           2004
Funds - AIM V.I. Premier     6.911975            8.494331                 22.89%                   0           2003
Equity Fund: Series I        10.087767           6.911975                -31.48%                   0           2002
Shares - Q/NQ                10.000000           10.087767                 0.88%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.670410            9.625539                 11.02%              14,405           2004
Portfolios, Inc. -           6.822181            8.670410                 27.09%              12,449           2003
American Century VP Income   8.612091            6.822181                -20.78%               4,488           2002
& Growth Fund: Class I -     9.565494            8.612091                 -9.97%               3,483           2001
Q/NQ                         10.891060           9.565494                -12.17%               2,578           2000
                             10.000000           10.891060                 8.91%                 375           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.331561            9.407439                 12.91%                  29           2004
Portfolios, Inc. -           6.810559            8.331561                 22.33%                  29           2003
American Century VP          8.705508            6.810559                -21.77%                 319           2002
International Fund: Class    12.511970           8.705508                -30.42%                 475           2001
I - Q/NQ                     15.309779           12.511970               -18.27%               2,585           2000
                             10.000000           15.309779                53.10%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.810925            11.092933                13.07%                 393           2004
Portfolios, Inc. -           8.019853            9.810925                 22.33%                 885           2003
American Century VP          10.000000           8.019853                -19.80%                 170           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.748406            10.600340                 8.74%               1,305           2004
Portfolios, Inc. -           7.943949            9.748406                 22.71%               1,430           2003
American Century VP Ultra    10.000000           7.943949                -20.56%                 429           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    12.284189           13.799188                12.33%              33,797           2004
Portfolios, Inc. -           9.695180            12.284189                26.70%              31,456           2003
American Century VP Value    11.293308           9.695180                -14.15%              21,384           2002
Fund: Class I - Q/NQ         10.189139           11.293308                10.84%               3,649           2001
                             8.777154            10.189139                16.09%               4,393           2000
                             10.000000           8.777154                -12.23%                 132           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.202557           10.606483                 3.96%                 219           2004
Portfolios II, Inc. -        10.000000           10.202557                 2.03%                 218           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.709724            10.676099                 9.95%                   0           2004
Funds - BB&T Capital         7.876086            9.709724                 23.28%                   0           2003
Manager Equity VIF - Q/NQ    10.180312           7.876086                -22.63%                   0           2002
                             10.000000           10.180312                 1.80%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.740686            10.831268                11.20%                   0           2004
Funds - BB&T Large Cap       8.019809            9.740686                 21.46%                   0           2003
Value VIF - Q/NQ             10.158329           8.019809                -21.05%                   0           2002
                             10.000000           10.158329                 1.58%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      8.843026            9.177247                  3.78%                 878           2004
Funds - BB&T Large Company   7.030339            8.843026                 25.78%                 347           2003
Growth VIF - Q/NQ            10.291889           7.030339                -31.69%                   0           2002
                             10.000000           10.291889                 2.92%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      11.049919           12.723319                15.14%               1,108           2004
Funds - BB&T Mid Cap         8.235164            11.049919                34.18%                 447           2003
Growth VIF - Q/NQ            10.477696           8.235164                -21.40%                   0           2002
                             10.000000           10.477696                 4.78%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.183411            9.486631                 15.93%                   0           2004
Global Small Cap Portfolio   5.640729            8.183411                 45.08%                   0           2003
- Q/NQ                       8.719797            5.640729                -35.31%                   0           2002
                             12.438107           8.719797                -29.89%                   0           2001
                             15.616326           12.438107               -20.35%                   0           2000
                             10.000000           15.616326                56.16%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.378380            9.445370                 12.74%                   0           2004
International Focus          6.407248            8.378380                 30.76%                   0           2003
Portfolio - Q/NQ             8.142192            6.407248                -21.31%                   0           2002
                             10.663588           8.142192                -23.64%                   0           2001
                             14.645295           10.663588               -27.19%                   0           2000
                             10.000000           14.645295                46.45%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.207534            10.072607                 9.40%                   0           2004
Large Cap Value Portfolio    7.487286            9.207534                 22.98%                 261           2003
- Q/NQ                       9.909449            7.487286                -24.44%                 397           2002
                             9.992513            9.909449                 -0.83%                 261           2001
                             9.337456            9.992513                  7.02%                 261           2000
                             10.000000           9.337456                 -6.63%                  53           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.267923           12.296116                19.75%               1,712           2004
Portfolios - Small Cap       7.584974            10.267923                35.37%               1,314           2003
Stock Index Portfolio:       10.000000           7.584974                -24.15%                 704           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         6.817526            7.114235                  4.35%                 669           2004
Responsible Growth Fund,     5.506865            6.817526                 23.80%                 775           2003
Inc.: Initial Shares - Q/NQ  7.888512            5.506865                -30.19%                 973           2002
                             10.371408           7.888512                -23.94%                 609           2001
                             11.864126           10.371408               -12.58%               8,632           2000
                             10.000000           11.864126                18.64%                 194           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    7.982961            8.677868                  8.70%              64,815           2004
Inc.: Initial Shares - Q/NQ  6.329672            7.982961                 26.12%              37,978           2003
                             8.298290            6.329672                -23.72%              32,503           2002
                             9.618706            8.298290                -13.73%               3,061           2001
                             10.790571           9.618706                -10.86%              21,949           2000
                             10.000000           10.790571                 7.91%                 820           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.625637            8.902348                  3.21%               3,759           2004
Investment Fund              7.245341            8.625637                 19.05%               3,528           2003
-Appreciation Portfolio:     8.854519            7.245341                -18.17%               2,064           2002
Initial Shares - Q/NQ        9.938414            8.854519                -10.91%               2,983           2001
                             10.180717           9.938414                 -2.38%               3,285           2000
                             10.000000           10.180717                 1.81%                 192           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             10.952996           11.981745                 9.39%                   0           2004
Investment Fund -            8.465218            10.952996                29.39%                   0           2003
Developing Leaders           10.653528           8.465218                -20.54%                   0           2002
Portfolio:  Initial Shares   10.000000           10.653528                 6.54%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.598729           13.677592                17.92%                   0           2004
Investment Fund -            8.657580            11.598729                33.97%                   0           2003
International Value          10.039461           8.657580                -13.76%                   0           2002
Portfolio: Initial Shares    10.000000           10.039461                 0.39%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.403369           12.627451                 1.81%              28,563           2004
- Federated Quality Bond     12.063856           12.403369                 2.81%              26,890           2003
Fund II: Primary Shares -    11.233244           12.063856                 7.39%              19,254           2002
Q/NQ                         10.585977           11.233244                 6.11%               3,243           2001
                             9.754195            10.585977                 8.53%               1,420           2000
                             10.000000           9.754195                 -2.46%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.635243            10.544204                 9.43%              66,534           2004
Insurance Products Fund -    7.530864            9.635243                 27.94%              27,749           2003
VIP Equity-Income            9.234883            7.530864                -18.45%              11,115           2002
Portfolio: Service Class -   9.904395            9.234883                 -6.76%               2,518           2001
Q/NQ                         9.306820            9.904395                  6.42%                 663           2000
                             10.000000           9.306820                 -6.93%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.783505            7.896862                  1.46%               8,437           2004
Insurance Products Fund -    5.966173            7.783505                 30.46%               8,452           2003
VIP Growth Portfolio:        8.699922            5.966173                -31.42%               8,533           2002
Service Class - Q/NQ         10.764092           8.699922                -19.18%               2,367           2001
                             12.318116           10.764092               -12.62%              18,290           2000
                             10.000000           12.318116                23.18%                 205           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.082144            8.692546                  7.55%              22,726           2004
Insurance Products Fund -    6.478666            8.082144                 24.75%              19,596           2003
VIP High Income Portfolio:   6.363800            6.478666                  1.80%               3,668           2002
Service Class - Q/NQ         7.352510            6.363800                -13.45%               1,613           2001
                             9.669314            7.352510                -23.96%               2,734           2000
                             10.000000           9.669314                 -3.31%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.831911            9.847782                 11.50%                   0           2004
Insurance Products Fund -    6.277043            8.831911                 40.70%                   0           2003
VIP Overseas Portfolio:      8.020658            6.277043                -21.74%                   0           2002
Service Class - Q/NQ         10.370604           8.020658                -22.66%                   0           2001
                             13.054491           10.370604               -20.56%               1,753           2000
                             10.000000           13.054491                30.54%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.845870           12.094330                11.51%                   0           2004
Insurance Products Fund -    7.705852            10.845870                40.75%                   0           2003
VIP Overseas Portfolio:      10.000000           7.705852                -22.94%                   0           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.984934            11.315079                13.32%              29,661           2004
Insurance Products Fund II   7.917710            9.984934                 26.11%              29,827           2003
- VIP Contrafund(R)            8.897411            7.917710                -11.01%               9,287           2002
Portfolio: Service Class -   10.334368           8.897411                -13.90%                 575           2001
Q/NQ                         11.274564           10.334368                -8.34%               7,956           2000
                             10.000000           11.274564                12.75%                 271           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.097816           10.349600                 2.49%                   0           2004
Insurance Products Fund II   10.000000           10.097816                 0.98%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.595891            6.937965                  5.19%                   0           2004
Insurance Products Fund      5.177522            6.595891                 27.39%                   0           2003
III - VIP Growth             6.749005            5.177522                -23.28%                   0           2002
Opportunities Portfolio:     8.029346            6.749005                -15.95%                 108           2001
Service Class - Q/NQ         9.866489            8.029346                -18.62%                 902           2000
                             10.000000           9.866489                 -1.34%                 133           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.505305           12.885137                11.99%                 368           2004
Insurance Products Fund      7.421189            11.505305                55.03%                 487           2003
III - VIP Value Strategies   10.000000           7.421189                -25.79%               2,572           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          12.359879           13.509288                 9.30%                   0           2004
Variable Insurance Trust -   8.841613            12.359879                39.79%                   0           2003
First Horizon Capital        11.059067           8.841613                -20.05%                   0           2002
Appreciation Portfolio -     10.000000           11.059067                10.59%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          9.398166            9.739496                  3.63%              11,135           2004
Variable Insurance Trust -   7.438226            9.398166                 26.35%              11,060           2003
First Horizon Core Stock     10.246154           7.438226                -27.40%                   0           2002
Portfolio - Q/NQ             10.000000           10.246154                 2.46%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton           10.208657           11.923036                16.79%                   0           2004
Variable Insurance           7.838667            10.208657                30.23%                   0           2003
Products Trust - Templeton   10.000000           7.838667                -21.61%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.748783           16.245203                18.16%                 273           2004
International Value Fund:    10.000000           13.748783                37.49%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    13.827559           15.722921                13.71%               6,333           2004
Index Fund: Class I - Q/NQ   10.451848           13.827559                32.30%               7,452           2003
                             12.560435           10.451848               -16.79%               3,239           2002
                             12.954698           12.560435                -3.04%                 511           2001
                             11.443936           12.954698                13.20%               1,558           2000
                             10.000000           11.443936                14.44%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     10.875215           11.763752                 8.17%               8,994           2004
Income Bond Fund: Class I    9.052629            10.875215                20.13%               7,588           2003
- Q/NQ                       8.925976            9.052629                  1.42%               4,172           2002
                             8.718281            8.925976                  2.38%               4,324           2001
                             9.673363            8.718281                 -9.87%                 683           2000
                             10.000000           9.673363                 -3.27%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.927986           12.964022                18.63%                   0           2004
Emerging Markets Fund:       6.729993            10.927986                62.38%                   0           2003
Class I - Q/NQ               8.080662            6.729993                -16.71%                   0           2002
                             8.675258            8.080662                 -6.85%                   0           2001
                             10.000000           8.675258                -13.25%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.147387           14.412181                18.64%                 569           2004
Emerging Markets Fund:       7.482965            12.147387                62.33%                 760           2003
Class III - Q/NQ             10.000000           7.482965                -25.17%                 596           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.196111           14.514390                19.01%                 210           2004
Financial Services Fund:     8.775030            12.196111                38.99%                 610           2003
Class III - Q/NQ             10.000000           8.775030                -12.25%                 478           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.290741           11.963284                 5.96%               2,018           2004
Health Sciences Fund:        8.402053            11.290741                34.38%               1,152           2003
Class III - Q/NQ             10.000000           8.402053                -15.98%                 561           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.890558            2.962458                  2.49%                   0           2004
Technology and               1.895195            2.890558                 52.52%                   0           2003
Communications Fund: Class   3.371381            1.895195                -43.79%                   0           2002
I - Q/NQ                     5.991934            3.371381                -43.73%                   0           2001
                             10.000000           5.991934                -40.08%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.833329           11.099137                 2.45%                 199           2004
Technology and               7.104858            10.833329                52.48%               1,549           2003
Communications Fund: Class   10.000000           7.104858                -28.95%                   0           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.634075            12.300281                27.67%                 633           2004
Utilities Fund: Class III    7.896831            9.634075                 22.00%                  43           2003
- Q/NQ                       10.000000           7.896831                -21.03%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.391049           12.571358                 1.46%              33,982           2004
Government Bond Fund:        12.364450           12.391049                 0.22%              38,325           2003
Class I - Q/NQ               11.339175           12.364450                 9.04%              38,507           2002
                             10.761486           11.339175                 5.37%               6,991           2001
                             9.731842            10.761486                10.58%               4,497           2000
                             10.000000           9.731842                 -2.68%                 235           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.516845            4.799798                  6.26%                   0           2004
Fund: Class I - Q/NQ         3.463330            4.516845                 30.42%                 359           2003
                             4.945547            3.463330                -29.97%               2,720           2002
                             7.005239            4.945547                -29.40%               2,885           2001
                             9.704353            7.005239                -27.81%                 741           2000
                             10.000000           9.704353                 -2.96%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.414454            7.196780                 12.20%                   0           2004
International Growth Fund:   4.813780            6.414454                 33.25%                   0           2003
Class I - Q/NQ               6.455831            4.813780                -25.44%                   0           2002
                             9.210500            6.455831                -29.91%                   0           2001
                             10.000000           9.210500                 -7.90%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.296163           11.567943                12.35%                   0           2004
International Growth Fund:   7.743411            10.296163                32.97%                   0           2003
Class III - Q/NQ             10.000000           7.743411                -22.57%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.499391           10.795581                 2.82%              12,860           2004
Investor Destinations        9.903364            10.499391                 6.02%              22,502           2003
Conservative Fund: Class     10.000000           9.903364                 -0.97%                 390           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.582927           11.142118                 5.28%              31,628           2004
Investor Destinations        9.473594            10.582927                11.71%              21,405           2003
Moderately Conservative      10.000000           9.473594                 -5.26%               5,272           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.548952           11.352722                 7.62%              87,854           2004
Investor Destinations        8.943444            10.548952                17.95%              87,401           2003
Moderate Fund: Class II -    10.000000           8.943444                -10.57%               9,877           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.553956           11.623257                10.13%              25,917           2004
Investor Destinations        8.481877            10.553956                24.43%              26,298           2003
Moderately Aggressive        10.000000           8.481877                -15.18%              29,208           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.495425           11.758161                12.03%               2,612           2004
Investor Destinations        8.100685            10.495425                29.56%               2,556           2003
Aggressive Fund: Class II    10.000000           8.100685                -18.99%                 695           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   7.106690            8.053285                 13.32%               8,889           2004
Growth Fund: Class I - Q/NQ  5.161519            7.106690                 37.69%               7,698           2003
                             8.341195            5.161519                -38.12%               7,717           2002
                             12.183768           8.341195                -31.54%               1,300           2001
                             14.653509           12.183768               -16.85%               9,995           2000
                             10.000000           14.653509                46.54%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.639218           10.537846                -0.95%               3,783           2004
Market Fund: Class I - Q/NQ  10.761392           10.639218                -1.14%               3,707           2003
                             10.821968           10.761392                -0.56%              51,143           2002
                             10.632658           10.821968                 1.78%              16,045           2001
                             10.205942           10.632658                 4.18%              25,416           2000
                             10.000000           10.205942                 2.06%                   0           1999
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.347189            9.000863                  7.83%               5,781           2004
Nationwide Fund: Class I -   6.662646            8.347189                 25.28%               5,741           2003
Q/NQ                         8.205402            6.662646                -18.80%               4,984           2002
                             9.472081            8.205402                -13.37%                   0           2001
                             9.848668            9.472081                 -3.82%               1,579           2000
                             10.000000           9.848668                 -1.51%                  81           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.214093           13.086147                16.69%                  42           2004
Nationwide Leaders Fund:     9.087697            11.214093                23.40%                  23           2003
Class III - Q/NQ             10.000000           9.087697                 -9.12%               1,717           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.164275           12.334128                10.48%               1,191           2004
Growth Leaders Fund: Class   7.456128            11.164275                49.73%               1,316           2003
III - Q/NQ                   10.000000           7.456128                -25.44%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore Worldwide      7.526929            8.553766                 13.64%               1,623           2004
Leaders Fund: Class I -      5.630524            7.526929                 33.68%               1,937           2003
Q/NQ                         7.681183            5.630524                -26.70%               2,325           2002
                             9.630431            7.681183                -20.24%                 518           2001
                             11.178438           9.630431                -13.85%                 354           2000
                             10.000000           11.178438                11.78%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.525528           15.370688                13.64%                   0           2004
Worldwide Leaders Fund:      10.000000           13.525528                35.26%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.640410           14.085392                11.43%               4,049           2004
Fund: Class I - Q/NQ         9.581953            12.640410                31.92%               4,289           2003
                             14.619524           9.581953                -34.46%               1,146           2002
                             16.690944           14.619524               -12.41%                 818           2001
                             20.263696           16.690944               -17.63%                 810           2000
                             10.000000           20.263696               102.64%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    17.756675           20.463931                15.25%              17,709           2004
Fund: Class I - Q/NQ         11.521769           17.756675                54.11%              17,068           2003
                             16.100836           11.521769               -28.44%               9,693           2002
                             12.776504           16.100836                26.02%                 750           2001
                             11.693190           12.776504                 9.26%               4,751           2000
                             10.000000           11.693190                16.93%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      15.582883           18.222675                16.94%               4,098           2004
Fund: Class I - Q/NQ         11.247212           15.582883                38.55%               3,127           2003
                             13.847390           11.247212               -18.78%               1,091           2002
                             15.108647           13.847390                -8.35%                  32           2001
                             14.120006           15.108647                 7.00%               1,975           2000
                             10.000000           14.120006                41.20%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        8.802504            9.382852                  6.59%              21,095           2004
Balanced Fund: Class I -     7.565979            8.802504                 16.34%              21,095           2003
Q/NQ                         8.782156            7.565979                -13.85%              21,028           2002
                             9.280546            8.782156                 -5.37%                 752           2001
                             9.478218            9.280546                 -2.09%               1,181           2000
                             10.000000           9.478218                 -5.22%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         7.756043            8.953856                 15.44%               3,677           2004
Comstock Value Fund: Class   6.006135            7.756043                 29.14%               3,304           2003
I - Q/NQ                     8.166647            6.006135                -26.46%                 786           2002
                             9.463069            8.166647                -13.70%                 191           2001
                             10.775320           9.463069                -12.18%                 671           2000
                             10.000000           10.775320                 7.75%                 191           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.198805           12.768454                 4.67%              11,866           2004
Sector Bond Fund: Class I    11.074251           12.198805                10.15%              10,741           2003
- Q/NQ                       10.513712           11.074251                 5.33%               6,920           2002
                             10.271747           10.513712                 2.36%                   0           2001
                             9.894260            10.271747                 3.82%               4,897           2000
                             10.000000           9.894260                 -1.06%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.351056                13.51%               1,746           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.071817            7.037497                 15.90%              10,327           2004
Portfolio: Service Shares    5.139904            6.071817                 18.13%              10,464           2003
- Q/NQ                       6.222739            5.139904                -17.40%               8,486           2002
                             8.103330            6.222739                -23.21%               3,563           2001
                             10.000000           8.103330                -18.97%              11,936           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.330422            3.290663                 -1.19%                 473           2004
Global Technology            2.314154            3.330422                 43.92%                 473           2003
Portfolio: Service Shares    3.987735            2.314154                -41.97%                 473           2002
- Q/NQ                       6.475985            3.987735                -38.42%                 473           2001
                             10.000000           6.475985                -35.24%              10,633           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.222274           10.127278                -0.93%                 637           2004
Global Technology            7.071217            10.222274                44.56%                 803           2003
Portfolio: Service II        10.000000           7.071217                -29.29%                 252           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.903326            6.883881                 16.61%                 661           2004
International Growth         4.466078            5.903326                 32.18%                 661           2003
Portfolio: Service Shares    6.122880            4.466078                -27.06%                 661           2002
- Q/NQ                       8.139885            6.122880                -24.78%               1,056           2001
                             10.000000           8.139885                -18.60%              11,599           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.200936           11.897749                16.63%               1,201           2004
International Growth         7.716615            10.200936                32.19%               1,630           2003
Portfolio: Service II        10.000000           7.716615                -22.83%               1,077           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.158184           14.031702                15.41%                   0           2004
Risk-Managed Core            10.000000           12.158184                21.58%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.963520            10.199446                13.79%                 941           2004
Management Trust - AMT       6.932899            8.963520                 29.46%                 941           2003
Guardian Portfolio - Q/NQ    9.581590            6.923899                -27.74%               1,090           2002
                             9.902625            9.581590                 -3.24%                 714           2001
                             9.965276            9.902625                 -0.63%                 850           2000
                             10.000000           9.965276                 -0.35%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.981747            9.883486                 -0.98%                   0           2004
Management Trust - AMT       10.000000           9.981747                 -0.18%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.971959            10.252528                14.27%               8,462           2004
Management Trust - AMT       7.130099            8.971959                 25.83%               9,158           2003
Mid-Cap Growth Portfolio:    10.270734           7.130099                -30.58%               4,416           2002
Class I - Q/NQ               13.874614           10.270734               -25.97%               2,669           2001
                             15.258987           13.874614                -9.07%              10,534           2000
                             10.000000           15.258987                52.59%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.877691            10.377476                16.89%                 332           2004
Management Trust - AMT       6.688692            8.877691                 32.73%                 236           2003
Partners Portfolio - Q/NQ    8.974779            6.688692                -25.47%                 739           2002
                             9.401502            8.974779                 -4.54%                 658           2001
                             9.501339            9.401502                 -1.05%                 573           2000
                             10.000000           9.501339                 -4.99%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.251154                12.51%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.281709            9.746041                 17.68%               6,918           2004
Account Funds -              6.711524            8.281709                 23.40%               6,899           2003
Oppenheimer Aggressive       9.460391            6.711524                -29.06%               5,328           2002
Growth Fund/VA:              14.011209           9.460391                -32.48%               1,359           2001
Non-Service Shares - Q/NQ    16.065210           14.011209               -12.79%               9,621           2000
                             10.000000           16.065210                60.65%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.928130            10.431004                 5.07%              10,096           2004
Account Funds -              7.716890            9.928130                 28.65%              10,451           2003
Oppenheimer Capital          10.738951           7.716890                -28.14%               7,846           2002
Appreciation Fund/VA:        12.504224           10.738951               -14.12%               2,893           2001
Non-Service Shares - Q/NQ    12.755147           12.504224                -1.97%              14,582           2000
                             10.000000           12.755147                27.55%                 183           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.812554            10.317629                17.08%               6,556           2004
Account Funds -              6.271334            8.812554                 40.52%               6,556           2003
Oppenheimer Global           8.197763            6.271334                -23.50%               7,047           2002
Securities Fund/VA:          9.486763            8.197763                -13.59%               1,752           2001
Non-Service Shares - Q/NQ    10.000000           9.486763                 -5.13%               6,322           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.185285           16.612442                17.11%               3,021           2004
Account Funds -              10.000000           14.185285                41.85%               3,522           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.471704            9.110826                  7.54%              27,749           2004
Account Funds -              6.804394            8.471704                 24.50%              26,777           2003
Oppenheimer Main Street(R)     8.528973            6.804394                -20.22%              16,936           2002
Fund/VA: Non-Service         9.663699            8.528973                -11.74%               3,780           2001
Shares - Q/NQ                10.780952           9.663699                -10.36%              11,025           2000
                             10.000000           10.780952                 7.81%                  41           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.938102            10.381815                16.15%               9,509           2004
II, Inc.: Investor Class -   6.639915            8.938102                 34.61%              10,079           2003
Q/NQ                         9.235111            6.639915                -28.10%               7,462           2002
                             9.762197            9.235111                  5.40%               2,147           2001
                             10.000000           9.762197                 -2.60%                  77           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.885882           19.341108                 8.14%                  81           2004
Institutional Funds, Inc.    14.237119           17.885882                25.63%              11,287           2003
- Emerging Markets Debt      13.267178           14.237119                 7.31%                  90           2002
Portfolio: Class I - Q/NQ    12.265925           13.267178                 8.16%                   0           2001
                             11.207054           12.265925                 9.45%                   0           2000
                             10.000000           11.207054                12.07%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.141613           11.696801                15.33%                   0           2004
Institutional Funds, Inc.    8.100991            10.141613                25.19%                   0           2003
- International Magnum       10.000000           8.100991                -18.99%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.618247            6.712088                 19.47%               1,043           2004
Institutional Funds, Inc.    4.033575            5.618247                 39.29%                   0           2003
- Mid Cap Growth             5.963710            4.033575                -32.36%                   0           2002
Portfolio: Class I- Q/NQ     8.588260            5.963710                -30.56%                   0           2001
                             10.000000           8.588260                -14.12%                 229           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                16.110938           21.590209                34.01%              12,079           2004
Institutional Funds, Inc.    11.924489           16.110938                35.11%              12,767           2003
- U.S. Real Estate           12.233204           11.924489                -2.52%               4,815           2002
Portfolio: Class I - Q/NQ    11.336655           12.233204                 7.91%                 194           2001
                             10.920617           11.336655                 3.81%               1,090           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.414897           15.355819                23.69%                   0           2004
Insurance Trust -            8.194950            12.414897                51.49%                   0           2003
Worldwide Emerging Markets   8.590347            8.194950                 -4.60%                   0           2002
Fund: Initial Class - Q/NQ   8.905697            8.590347                 -3.54%                   0           2001
                             15.591319           8.905697                -42.88%                 656           2000
                             10.000000           15.591319                55.91%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.580370                25.80%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            13.057130           15.937007                22.06%                   0           2004
Insurance Trust -            9.178700            13.057130                42.25%                   0           2003
Worldwide Hard Assets        9.614735            9.178700                 -4.54%                   0           2002
Fund: Initial Class - Q/NQ   10.928549           9.614735                -12.02%                   0           2001
                             9.983781            10.928549                 9.46%                   0           2000
                             10.000000           9.983781                 -0.16%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.437953                24.38%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.692761            10.443650                 7.75%                   0           2004
Funds - Diversified Stock    7.309233            9.692761                 32.61%                   0           2003
Fund: Class A - Q/NQ         9.717850            7.309233                -24.79%                   0           2002
                             9.860649            9.717850                 -1.45%                   0           2001
                             10.000000           9.860649                 -1.39%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.80%)

   (Variable account charges of 1.80% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.319903            9.840436                  5.59%                   0           2004
Funds - AIM V.I. Balanced    8.156113            9.319903                 14.27%                   0           2003
Fund: Series I Shares -      10.018982           8.156113                -18.59%                   0           2002
Q/NQ                         10.000000           10.018982                 0.19%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.904559            9.152971                  2.79%                   0           2004
Funds - AIM V.I. Blue Chip   7.245778            8.904559                 22.89%                   0           2003
Fund: Series I Shares -      9.993117            7.245778                -27.49%                   0           2002
Q/NQ                         10.000000           9.993117                 -0.07%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.727053            10.184891                 4.71%                   0           2004
Funds - AIM V.I. Capital     7.647595            9.727053                 27.19%                   0           2003
Appreciation Fund: Series    10.295616           7.647595                -25.72%                   0           2002
I Shares - Q/NQ              10.000000           10.295616                 2.96%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.066041           10.771427                 7.01%                   0           2004
Funds - AIM V.I. Core        8.238528            10.066041                22.18%                   0           2003
Stock Fund: Series I         9.938393            8.238528                -17.10%                   0           2002
Shares - Q/NQ                10.000000           9.938393                 -0.62%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.343257           12.595427                21.77%                   0           2004
Funds - AIM V.I.             8.160957            10.343257                26.74%                   0           2003
International Growth Fund:   10.000000           8.160957                -18.39%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.485171            8.813399                  3.87%                   0           2004
Funds - AIM V.I. Premier     6.908023            8.485171                 22.83%                   0           2003
Equity Fund: Series I        10.087133           6.908023                -31.52%                   0           2002
Shares - Q/NQ                10.000000           10.087133                 0.87%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.649846            9.597814                 10.96%               9,621           2004
Portfolios, Inc. -           6.809455            8.649846                 27.03%              10,268           2003
American Century VP Income   8.600411            6.809455                -20.82%               1,795           2002
& Growth Fund: Class I -     9.557420            8.600411                -10.01%                 895           2001
Q/NQ                         10.887381           9.557420                -12.22%               2,743           2000
                             10.000000           10.887381                 8.87%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.311801            9.380363                 12.86%                  66           2004
Portfolios, Inc. -           6.797862            8.311801                 22.27%                  66           2003
American Century VP          8.693698            6.797862                -21.81%                 189           2002
International Fund: Class    12.501416           8.693698                -30.46%                 137           2001
I - Q/NQ                     15.304624           12.501416               -18.32%               1,253           2000
                             10.000000           15.304624                53.05%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.802600            11.077877                13.01%                 739           2004
Portfolios, Inc. -           8.017119            9.802600                 22.27%                 725           2003
American Century VP          10.000000           8.017119                -19.83%                 380           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.740138            10.585962                 8.68%                 922           2004
Portfolios, Inc. -           7.941242            9.740138                 22.65%               1,025           2003
American Century VP Ultra    10.000000           7.941242                -20.59%                 946           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    12.255061           13.759467                12.28%              14,235           2004
Portfolios, Inc. -           9.677116            12.255061                26.64%              12,840           2003
American Century VP Value    11.278022           9.677116                -14.19%              10,741           2002
Fund: Class I - Q/NQ         10.180559           11.278022                10.78%               2,628           2001
                             8.774191            10.180559                16.03%                 126           2000
                             10.000000           8.774191                -12.26%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.199070           10.597463                 3.91%                   0           2004
Portfolios II, Inc. -        10.000000           10.199070                 1.99%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      11.037985           12.703112                15.09%                   0           2004
Funds - BB&T Capital         8.230449            11.037985                34.11%                   0           2003
Manager Equity VIF - Q/NQ   10.179677           7.871584                -22.67%                   0           2002
                             10.000000           10.179677                 1.80%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.730179            10.814092                11.14%                   0           2004
Funds - BB&T Large Cap       8.015233            9.730179                 21.40%                   0           2003
Value VIF - Q/NQ             10.157695           8.015233                -21.09%                   0           2002
                             10.000000           10.157695                 1.58%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      8.833490            9.162672                  3.73%                 134           2004
Funds - BB&T Large Company   7.026322            8.833490                 25.72%                  76           2003
Growth VIF - Q/NQ            10.291243           7.026322                -31.73%                   0           2002
                             10.000000           10.291243                 2.91%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.699247            10.659144                 9.90%                   0           2004
Funds - BB&T Mid Cap         7.871584            9.699247                 23.22%                   0           2003
Growth VIF - Q/NQ            10.477041           8.230449                -21.44%                   0           2002
                             10.000000           10.477041                 4.77%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.163984            9.459306                 15.87%                   0           2004
Global Small Cap Portfolio   5.630199            8.163984                 45.00%                   0           2003
- Q/NQ                       8.707975            5.630199                -35.34%                   0           2002
                             12.427613           8.707975                -29.93%                   0           2001
                             15.611071           12.427613               -20.39%                   0           2000
                             10.000000           15.611071                56.11%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.358525            9.418184                 12.68%                   0           2004
International Focus          6.395305            8.358525                 30.70%                   0           2003
Portfolio - Q/NQ             8.131164            6.395305                -21.35%                   0           2002
                             10.654609           8.131164                -23.68%                   0           2001
                             14.640370           10.654609               -27.22%                   0           2000
                             10.000000           14.640370                46.40%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.185699            10.043607                 9.34%                   0           2004
Large Cap Value Portfolio    7.473332            9.185699                 22.91%                   0           2003
- Q/NQ                       9.896033            7.473332                -24.48%                   0           2002
                             9.984104            9.896033                 -0.88%                   0           2001
                             9.334304            9.984104                  6.96%                 392           2000
                             10.000000           9.334304                 -6.66%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.259199           12.279419                19.69%               2,854           2004
Portfolios - Small Cap       7.582387            10.259199                35.30%               1,174           2003
Stock Index Portfolio:       10.000000           7.582387                -24.18%                 928           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         6.801352            7.093745                  4.30%                 479           2004
Responsible Growth Fund,     5.496597            6.801352                 23.74%                 370           2003
Inc.: Initial Shares - Q/NQ  7.877818            5.496597                -30.23%                 177           2002
                             10.362676           7.877818                -23.98%               1,922           2001
                             11.860138           10.362676               -12.63%               6,742           2000
                             10.000000           11.860138                18.60%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    7.964001            8.652843                  8.65%               3,468           2004
Inc.: Initial Shares - Q/NQ  6.317855            7.964001                 26.06%               3,009           2003
                             8.287031            6.317855                -23.76%               3,653           2002
                             9.610581            8.287031                -13.77%               1,951           2001
                             10.786928           9.610581                -10.91%              10,423           2000
                             10.000000           10.786928                 7.87%                  23           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.605202            8.876728                  3.16%               4,086           2004
Investment Fund              7.231846            8.605202                 18.99%               7,435           2003
-Appreciation Portfolio:     8.842525            7.231846                -18.22%               4,447           2002
Initial Shares - Q/NQ        9.930036            8.842525                -10.95%                  56           2001
                             10.177277           9.930036                 -2.43%               3,597           2000
                             10.000000           10.177277                 1.77%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             10.941156           11.962700                 9.34%                   0           2004
Investment Fund -            8.460372            10.941156                29.32%                   0           2003
Developing Leaders           10.652864           8.460372                -20.58%                   0           2002
Portfolio: Initial Shares    10.000000           10.652864                 6.53%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.586207           13.655870                17.86%                   0           2004
Investment Fund -            8.652629            11.586207                33.90%                   0           2003
International Value          10.038830           8.652629                -13.81%                   0           2002
Portfolio: Initial Shares    10.000000           10.038830                 0.39%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.374004           12.591152                 1.75%               4,533           2004
- Federated Quality Bond     12.041407           12.374004                 2.76%               6,174           2003
Fund II: Primary Shares -    11.218050           12.041407                 7.34%               4,573           2002
Q/NQ                         10.577071           11.218050                 6.06%                 612           2001
                             9.750926            10.577071                 8.47%                 565           2000
                             10.000000           9.750926                 -2.49%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.612401            10.513858                 9.38%               8,585           2004
Insurance Products Fund -    7.516835            9.612401                 27.88%              10,626           2003
VIP Equity-Income            9.222382            7.516835                -18.49%               6,784           2002
Portfolio: Service Class -   9.896058            9.222382                 -6.81%               1,423           2001
Q/NQ                         9.303685            9.896058                  6.37%               3,377           2000
                             10.000000           9.303685                 -6.96%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.765017            7.874090                  1.40%               2,798           2004
Insurance Products Fund -    5.955034            7.765017                 30.39%               2,588           2003
VIP Growth Portfolio:        8.688117            5.955034                -31.46%               1,796           2002
Service Class - Q/NQ         10.755009           8.688117                -19.22%                 894           2001
                             12.313961           10.755009               -12.66%               9,885           2000
                             10.000000           12.313961                23.14%                  48           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.062996            8.667545                  7.50%                 816           2004
Insurance Products Fund -    6.466604            8.062996                 24.69%                 529           2003
VIP High Income Portfolio:   6.355190            6.466604                  1.75%                 494           2002
Service Class - Q/NQ         7.346312            6.355190                -13.49%                  16           2001
                             9.666051            7.346312                -24.00%               3,578           2000
                             10.000000           9.666051                 -3.34%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.810945            9.819415                 11.45%                 102           2004
Insurance Products Fund -    6.265330            8.810945                 40.63%                 102           2003
VIP Overseas Portfolio:      8.009778            6.265330                -21.78%                 102           2002
Service Class - Q/NQ         10.361858           8.009778                -22.70%                  65           2001
                             13.050088           10.361858               -20.60%                 657           2000
                             10.000000           13.050088                30.50%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.836673           12.077938                11.45%                 948           2004
Insurance Products Fund -    7.703235            10.836673                40.68%                 774           2003
VIP Overseas Portfolio:      10.000000           7.703235                -22.97%                 529           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.961246            11.282485                13.26%               9,708           2004
Insurance Products Fund II   7.902955            9.961246                 26.04%               7,909           2003
- VIP Contrafund(R)            8.885347            7.902955                -11.06%               5,646           2002
Portfolio: Service Class -   10.325655           8.885347                -13.95%               2,552           2001
Q/NQ                         11.270766           10.325655                -8.39%               4,962           2000
                             10.000000           11.270766                12.71%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.094375           10.340808                 2.44%                   0           2004
Insurance Products Fund II   10.000000           10.094375                 0.94%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.580234            6.917967                  5.13%                 240           2004
Insurance Products Fund      5.167863            6.580234                 27.33%                 164           2003
III - VIP Growth             6.739861            5.167863                -23.32%                 164           2002
Opportunities Portfolio:     8.022575            6.739861                -15.99%                  29           2001
Service Class - Q/NQ         9.863165            8.022575                -18.66%                 237           2000
                             10.000000           9.863165                 -1.37%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.495520           12.867635                11.94%                 282           2004
Insurance Products Fund      7.418650            11.495520                54.95%                 161           2003
III - VIP Value Strategies   10.000000           7.418650                -25.81%                  45           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          12.345265           13.486446                 9.24%                   0           2004
Variable Insurance Trust -   8.835647            12.345265                39.72%                   0           2003
First Horizon Capital        11.057247           8.835647                -20.09%                   0           2002
Appreciation Portfolio -     10.000000           11.057247                10.57%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          9.387046            9.723009                  3.58%                 123           2004
Variable Insurance Trust -   7.433211            9.387046                 26.29%                 125           2003
First Horizon Core Stock     10.244468           7.433211                -27.44%                 106           2002
Portfolio - Q/NQ             10.000000           10.244468                 2.44%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton           10.199986           11.906848                16.73%                   0           2004
Variable Insurance           7.835995            10.199986                30.17%                   0           2003
Products Trust - Templeton   10.000000           7.835995                -21.64%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.744111           16.231410                18.10%                   0           2004
International Value Fund:    10.000000           13.744111                37.44%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    13.794761           15.677646                13.65%               4,018           2004
Index Fund: Class I - Q/NQ   10.432365           13.794761                32.23%               2,935           2003
                             12.543420           10.432365               -16.83%               2,440           2002
                             12.943788           12.543420                -3.09%               1,550           2001
                             11.440076           12.943788                13.14%               2,608           2000
                             10.000000           11.440076                14.40%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     10.849470           11.729931                 8.12%               1,350           2004
Income Bond Fund: Class I    9.035786            10.849470                20.07%               1,263           2003
- Q/NQ                       8.913897            9.035786                  1.37%                 421           2002
                             8.710943            8.913897                  2.33%                 166           2001
                             9.670105            8.710943                 -9.92%                 769           2000
                             10.000000           9.670105                 -3.30%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.909929           12.936008                18.57%                 108           2004
Emerging Markets Fund:       6.722291            10.909929                62.29%                 108           2003
Class I - Q/NQ               8.075525            6.722291                -16.76%                 108           2002
                             8.674187            8.075525                 -6.90%                   0           2001
                             10.000000           8.674187                -13.26%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.137097           14.392651                18.58%                 396           2004
Emerging Markets Fund:       7.480416            12.137097                62.25%                 348           2003
Class III - Q/NQ             10.000000           7.480416                -25.20%                 270           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.184145           14.492771                18.95%                 233           2004
Financial Services Fund:     8.770871            12.184145                38.92%                 226           2003
Class III - Q/NQ             10.000000           8.770871                -12.29%                   2           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.279637           11.945446                 5.90%                 113           2004
Health Sciences Fund:        8.398056            11.279637                34.31%                 113           2003
Class III - Q/NQ             10.000000           8.398056                -16.02%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.885777            2.956056                  2.44%                  70           2004
Technology and               1.893021            2.885777                 52.44%                  70           2003
Communications Fund: Class   3.369237            1.893021                -43.81%                  70           2002
I - Q/NQ                     5.991195            3.369237                -43.76%                  70           2001
                             10.000000           5.991195                -40.09%                 190           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.824125           11.084074                 2.40%                 127           2004
Technology and               7.102429            10.824125                52.40%                 127           2003
Communications Fund: Class   10.000000           7.102429                -28.98%                   0           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.624596            12.281941                27.61%                 126           2004
Utilities Fund: Class III    7.893084            9.624596                 21.94%                 126           2003
- Q/NQ                       10.000000           7.893084                -21.07%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.361690           12.535180                 1.40%              11,910           2004
Government Bond Fund:        21.341436           12.361690                 0.16%              13,663           2003
Class I - Q/NQ               11.323824           12.341436                 8.99%              10,746           2002
                             10.752417           11.323824                 5.31%               2,703           2001
                             9.728561            10.752417                10.52%               1,274           2000
                             10.000000           9.728561                 -2.71%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.506128            4.785963                  6.21%                   0           2004
Fund: Class I - Q/NQ         3.456859            4.506128                 30.35%                   0           2003
                             4.938830            3.456859                -30.01%                   0           2002
                             6.999319            4.938830                -29.44%                   0           2001
                             9.701077            6.999319                -27.85%                 259           2000
                             10.000000           9.701077                 -2.99%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.403842            7.181205                 12.14%                   0           2004
International Growth Fund:   4.808265            6.403842                 33.18%                   0           2003
Class I - Q/NQ               6.451733            4.808265                -25.47%                   0           2002
                             9.209373            6.451733                -29.94%                   0           2001
                             10.000000           9.209373                 -7.91%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.287431           11.552260                12.29%                   0           2004
International Growth Fund:   7.740771            10.287431                32.90%                  11           2003
Class III - Q/NQ             10.000000           7.740771                -22.59%                   5           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.471187           10.761107                 2.77%                   0           2004
Investor Destinations        9.881785            10.471187                 5.96%                   0           2003
Conservative Fund: Class     10.000000           9.881785                 -1.18%                   0           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.585351           11.139003                 5.23%              13,897           2004
Investor Destinations        9.480584            10.585351                11.65%               1,301           2003
Moderately Conservative      10.000000           9.480584                 -5.19%                  78           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.594686           11.396138                 7.56%              16,193           2004
Investor Destinations        8.986775            10.594686                17.89%              13,030           2003
Moderate Fund: Class II -    10.000000           8.986775                -10.13%               1,951           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.623053           11.693395                10.08%               8,622           2004
Investor Destinations        8.541750            10.623053                24.37%               7,753           2003
Moderately Aggressive        10.000000           8.541750                -14.58%               6,174           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.607956           11.878188                11.97%              15,409           2004
Investor Destinations        8.191707            10.607956                29.50%               1,487           2003
Aggressive Fund: Class II    10.000000           8.191707                -18.08%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   7.089801            8.030059                 13.26%               1,036           2004
Growth Fund: Class I - Q/NQ  5.151878            7.089801                 37.62%                 936           2003
                             8.329869            5.151878                -38.15%                 538           2002
                             12.173489           8.329869                -31.57%                 215           2001
                             14.648576           12.173489               -16.90%               7,518           2000
                             10.000000           14.648576                46.49%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.613949           10.507467                -1.00%               6,615           2004
Market Fund: Class I - Q/NQ  10.741301           10.613949                -1.19%              28,630           2003
                             10.807263           10.741301                -0.61%              26,085           2002
                             10.623647           10.807263                 1.73%               4,124           2001
                             10.202456           10.623647                 4.13%              11,223           2000
                             10.000000           10.202456                 2.02%                   0           1999
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.327394            8.974942                  7.78%               2,928           2004
Nationwide Fund: Class I -   6.650221            8.327394                 25.22%               2,560           2003
Q/NQ                         8.194278            6.650221                -18.84%               1,977           2002
                             9.464087            8.194278                -13.42%                 295           2001
                             9.845340            9.464087                 -3.87%               3,653           2000
                             10.000000           9.845340                 -1.55%                  30           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.203080           13.066637                16.63%                   0           2004
Nationwide Leaders Fund:     9.083390            11.203080                23.34%                   0           2003
Class III - Q/NQ             10.000000           9.083390                 -9.17%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.153278           12.315703                10.42%                 620           2004
Growth Leaders Fund: Class   7.452579            11.153278                49.66%                 443           2003
III - Q/NQ                   10.000000           7.452579                -25.47%                 264           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           7.509065            8.529122                 13.58%                  27           2004
Worldwide Leaders Fund:      5.620023            7.509065                 33.61%                  27           2003
Class I - Q/NQ               7.670769            5.620023                -26.73%                 129           2002
                             9.622318            7.670769                -20.28%                  14           2001
                             11.174665           9.622318                -13.89%               1,250           2000
                             10.000000           11.174665                11.75%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.520940           15.357660                13.58%                   0           2004
Worldwide Leaders Fund:      10.000000           13.520940                35.21%                  70           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.610421           14.044827                11.37%                 480           2004
Fund: Class I - Q/NQ         9.564082            12.610421                31.85%                 468           2003
                             14.599711           9.564082                -34.49%                 413           2002
                             16.676873           14.599711               -12.46%                 138           2001
                             20.256891           16.676873               -17.67%               1,192           2000
                             10.000000           20.256891               102.57%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    17.714566           20.405024                15.19%               3,816           2004
Fund: Class I - Q/NQ         11.500284           17.714566                54.04%               4,144           2003
                             16.079016           11.500284               -28.48%               2,419           2002
                             12.765722           16.079016                25.95%               1,113           2001
                             11.689250           12.765722                 9.21%                 832           2000
                             10.000000           11.689250                16.89%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      15.545919           18.170195                16.88%               3,021           2004
Fund: Class I - Q/NQ         11.226240           15.545919                38.48%               2,342           2003
                             13.828616           11.226240               -18.82%               1,083           2002
                             15.095906           13.828616                -8.39%                  79           2001
                             14.115240           15.095906                 6.95%               2,183           2000
                             10.000000           14.115240                41.15%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        8.781639            9.355845                  6.54%               1,542           2004
Balanced Fund: Class I -     7.551894            8.781639                 16.28%               5,284           2003
Q/NQ                         8.770271            7.551894                -13.89%               2,512           2002
                             9.272721            8.770271                 -5.42%                 675           2001
                             9.475017            9.272721                 -2.14%               1,555           2000
                             10.000000           9.475017                 -5.25%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         7.737628            8.928052                 15.38%                 825           2004
Comstock Value Fund: Class   5.994918            7.737628                 29.07%                 800           2003
I - Q/NQ                     8.155563            5.994918                -26.49%                 263           2002
                             9.455077            8.155563                -13.74%                 293           2001
                             10.771674           9.455077                -12.22%                 486           2000
                             10.000000           10.771674                 7.72%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.169900           12.731721                 4.62%               2,289           2004
Sector Bond Fund: Class I    11.053628           12.169900                10.10%               1,846           2003
- Q/NQ                       10.499466           11.053628                 5.28%                 788           2002
                             10.263086           10.499466                 2.30%                 177           2001
                             9.890927            10.263086                 3.76%               3,692           2000
                             10.000000           9.890927                 -1.09%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.347239                13.47%                   0           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.059662            7.019832                 15.85%               6,237           2004
Portfolio: Service Shares    5.132236            6.059662                 18.07%               6,797           2003
- Q/NQ                       6.216622            5.132236                -17.44%               2,006           2002
                             8.099528            6.216622                -23.25%               1,373           2001
                             10.000000           8.099528                -19.00%              24,046           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.323741            3.282397                 -1.24%                  66           2004
Global Technology            2.310691            3.323741                 43.84%                  66           2003
Portfolio: Service Shares    3.983793            2.310691                -42.00%                  66           2002
- Q/NQ                       6.472936            3.983793                -38.45%                  66           2001
                             10.000000           6.472936                -35.27%              12,722           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.213590           10.113532                -0.98%                   0           2004
Global Technology            7.068798            10.213590                44.49%                   0           2003
Portfolio: Service II        10.000000           7.068798                -29.31%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.891540            6.866639                 16.55%                 393           2004
International Growth         4.459429            5.891540                 32.11%                 393           2003
Portfolio: Service Shares    6.116877            4.459429                -27.10%               1,684           2002
- Q/NQ                       8.136062            6.116877                -24.82%                 409           2001
                             10.000000           8.136062                -18.64%              17,844           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.192274           11.881594                16.57%               1,166           2004
International Growth         7.713978            10.192274                32.13%               1,267           2003
Portfolio: Service II        10.000000           7.713978                -22.86%                 265           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.154059           14.019804                15.35%                   0           2004
Risk-Managed Core            10.000000           12.154059                21.54%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.942267            10.170081                13.73%               1,319           2004
Management Trust - AMT       6.910990            8.942267                 29.39%               1,500           2003
Guardian Portfolio - Q/NQ    9.568605            6.910990                -27.77%               1,695           2002
                             9.894278            9.568605                 -3.29%                 632           2001
                             9.961920            9.894278                 -0.68%                 800           2000
                             10.000000           9.961920                 -0.38%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.978359            9.875108                 -1.03%                 136           2004
Management Trust - AMT       10.000000           9.978359                 -0.22%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.950658            10.222972                14.21%                 329           2004
Management Trust - AMT       7.116796            8.950658                 25.77%                 126           2003
Mid-Cap Growth Portfolio:    10.256811           7.116796                -30.61%                  91           2002
Class I - Q/NQ               13.862902           10.256811               -26.01%                  80           2001
                             15.253837           13.862902                -9.12%               6,275           2000
                             10.000000           15.253837                52.54%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.856640            10.347604                16.83%                 676           2004
Management Trust - AMT       6.676227            8.856640                 32.66%                 354           2003
Partners Portfolio - Q/NQ    8.962622            6.676227                -25.51%                 290           2002
                             9.393576            8.962622                 -4.59%                   0           2001
                             9.498133            9.393576                 -1.10%                   0           2000
                             10.000000           9.498133                 -5.02%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.247371                12.47%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.262040            9.717936                 17.62%               3,214           2004
Account Funds -              6.699002            8.262040                 23.33%               3,344           2003
Oppenheimer Aggressive       9.447560            6.699002                -29.09%               3,203           2002
Growth Fund/VA:              13.999397           9.447560                -32.51%               1,197           2001
Non-Service Shares - Q/NQ    16.059802           13.999397               -12.83%              10,286           2000
                             10.000000           16.059802                60.60%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.904568            10.400965                 5.01%               6,148           2004
Account Funds -              7.702487            9.904568                 28.59%              11,427           2003
Oppenheimer Capital          10.724385           7.702487                -28.18%               8,044           2002
Appreciation Fund/VA:        12.493669           10.724385               -14.16%               2,397           2001
Non-Service Shares - Q/NQ    12.750840           12.493669                -2.02%               4,823           2000
                             10.000000           12.750840                27.51%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.796101            10.293133                17.02%               4,336           2004
Account Funds -              6.262817            8.796101                 40.45%               8,752           2003
Oppenheimer Global           8.190803            6.262817                -23.54%               7,343           2002
Securities Fund/VA:          9.483571            8.190803                -13.63%               2,645           2001
Non-Service Shares - Q/NQ    10.000000           9.483571                 -5.16%                 648           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.180467           16.598363                17.05%               2,579           2004
Account Funds -              10.000000           14.180467                41.80%               2,344           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.451640            9.084631                  7.49%               7,654           2004
Account Funds -              6.791724            8.451640                 24.44%              11,381           2003
Oppenheimer Main Street(R)     8.517435            6.791724                -20.26%               8,339           2002
Fund/VA: Non-Service         9.655553            8.517435                -11.79%                 534           2001
Shares - Q/NQ                10.777319           9.655553                -10.41%              10,000           2000
                             10.000000           10.777319                 7.77%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.921417            10.357160                16.09%               5,547           2004
II, Inc.: Investor Class -   6.630895            8.921417                 34.54%               5,638           2003
Q/NQ                         9.227273            6.630895                -28.14%               3,810           2002
                             9.758910            9.227273                 -5.45%                 433           2001
                             10.000000           9.758910                 -2.63%                  28           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.843487           19.285453                 8.08%                 126           2004
Institutional Funds, Inc.    14.210605           17.843487                25.56%                 132           2003
- Emerging Markets Debt      13.249217           14.210605                 7.26%                   5           2002
Portfolio: Class I - Q/NQ    12.255588           13.249217                 8.11%                   0           2001
                             11.203280           12.255588                 9.39%                  34           2000
                             10.000000           11.203280                12.03%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.132996           11.680936                15.28%                   0           2004
Institutional Funds, Inc.    8.098223            10.132996                25.13%                   0           2003
- International Magnum       10.000000           8.098223                -19.02%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.607767            6.696160                 19.41%                 498           2004
Institutional Funds, Inc.    4.028092            5.607767                 39.22%                 478           2003
- Mid Cap Growth             5.958642            4.028092                -32.40%                 268           2002
Portfolio: Class I- Q/NQ     8.585371            5.958642                -30.60%                   0           2001
                             10.000000           8.585371                -14.15%                  80           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                16.072738           21.528056                33.94%               1,806           2004
Institutional Funds, Inc.    11.902270           16.072738                35.04%               2,408           2003
- U.S. Real Estate           12.216634           11.902270                -2.57%               1,123           2002
Portfolio: Class I - Q/NQ    11.327088           12.216634                 7.85%                  96           2001
                             10.912907           11.327088                 3.80%                 391           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.385431           15.311576                23.63%                  69           2004
Insurance Trust -            8.179648            12.385431                51.42%                  71           2003
Worldwide Emerging Markets   8.578684            8.179648                 -4.65%                  64           2002
Fund: Initial Class - Q/NQ   8.898173            8.578684                 -3.59%                   0           2001
                             15.586071           8.898173                -42.91%                 613           2000
                             10.000000           15.586071                55.86%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.576135                25.76%                   2           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            13.026159           15.891131                21.99%                  11           2004
Insurance Trust -            9.161589            13.026159                42.18%                  11           2003
Worldwide Hard Assets        9.601688            9.161589                 -4.58%                  11           2002
Fund: Initial Class - Q/NQ   10.919321           9.601688                -12.07%                  11           2001
                             9.980406            10.919321                 9.41%                   0           2000
                             10.000000           9.980406                 -0.20%                   0           1999*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.433770                24.34%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.674671            10.418855                 7.69%                   0           2004
Funds - Diversified Stock    7.299299            9.674671                 32.54%                   0           2003
Fund: Class A - Q/NQ         9.709589            7.299299                -24.82%                   0           2002
                             9.857327            9.709589                 -1.50%                   0           2001
                             10.000000           9.857327                 -1.43%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.85%)

   (Variable account charges of 1.85% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.309837            9.824802                  5.53%                   0           2004
Funds - AIM V.I. Balanced    8.151448            9.309837                 14.21%                   0           2003
Fund: Series I Shares -      10.018352           8.151448                -18.63%                   0           2002
Q/NQ                         10.000000           10.018352                 0.18%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.894935            9.138414                  2.74%                   0           2004
Funds - AIM V.I. Blue Chip   7.241626            8.894935                 22.83%                   0           2003
Fund: Series I Shares -      9.992491            7.241626                -27.53%                   0           2002
Q/NQ                         10.000000           9.992491                 -0.08%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.716536            10.168701                 4.65%                   0           2004
Funds - AIM V.I. Capital     7.643214            9.716536                 27.13%                   0           2003
Appreciation Fund: Series    10.294969           7.643214                -25.76%                   0           2002
I Shares - Q/NQ              10.000000           10.294969                 2.95%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.055171           10.754323                 6.95%                   0           2004
Funds - AIM V.I. Core        8.233811            10.055171                22.12%                   0           2003
Stock Fund: Series I         9.937767            8.233811                -17.15%                   0           2002
Shares - Q/NQ                10.000000           9.937767                 -0.62%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.334474           12.578333                21.71%                   0           2004
Funds - AIM V.I.             8.158176            10.334474                26.68%                   0           2003
International Growth Fund:   10.000000           8.158176                -18.42%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.475971            8.799360                  3.82%                   0           2004
Funds - AIM V.I. Premier     6.904053            8.475971                 22.77%                   0           2003
Equity Fund: Series I        10.086501           6.904053                -31.55%                   0           2002
Shares - Q/NQ                10.000000           10.086501                 0.87%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.629328            9.570180                 10.90%               3,879           2004
Portfolios, Inc. -           6.796758            8.629328                 26.96%               4,928           2003
American Century VP Income   8.588758            6.796758                -20.86%               1,310           2002
& Growth Fund: Class I -     9.549358            8.588758                -10.06%                 166           2001
Q/NQ                         10.883705           9.549358                -12.26%              34,528           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.292070            9.353332                 12.80%                 109           2004
Portfolios, Inc. -           6.785174            8.292070                 22.21%                 109           2003
American Century VP          8.681907            6.785174                -21.85%                 114           2002
International Fund: Class    12.490877           8.681907                -30.49%                  42           2001
I - Q/NQ                     15.299484           12.490877               -18.36%              26,521           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.794272            11.062834                12.95%               1,118           2004
Portfolios, Inc. -           8.014381            9.794272                 22.21%               1,121           2003
American Century VP          10.000000           8.014381                -19.86%                 164           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.731864            10.571596                 8.63%                   0           2004
Portfolios, Inc. -           7.938536            9.731864                 22.59%                   0           2003
American Century VP Ultra    10.000000           7.938536                -20.61%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    12.225996           13.719851                12.22%               6,434           2004
Portfolios, Inc. -           9.659067            12.225996                26.58%               3,648           2003
American Century VP Value    11.262728           9.659067                -14.24%               2,441           2002
Fund: Class I - Q/NQ         10.171958           11.262728                10.72%                 565           2001
                             8.771225            10.171958                15.97%              21,574           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.195584           10.588445                 3.85%                   0           2004
Portfolios II, Inc. -        10.000000           10.195584                 1.96%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.688754            10.642190                 9.84%                   0           2004
Funds - BB&T Capital         7.867077            9.688754                 23.16%                   0           2003
Manager Equity VIF - Q/NQ    10.179036           7.867077                -22.71%                   0           2002
                             10.000000           10.179036                 1.79%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.719642            10.796889                11.08%                   0           2004
Funds - BB&T Large Cap       8.010634            9.719642                 21.33%                   0           2003
Value VIF - Q/NQ             10.157052           8.010634                -21.13%                   0           2002
                             10.000000           10.157052                 1.57%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      8.823929            9.148100                  3.67%                   0           2004
Funds - BB&T Large Company   7.022288            8.823929                 25.66%                   0           2003
Growth VIF - Q/NQ            10.290594           7.022288                -31.76%                   0           2002
                             10.000000           10.290594                 2.91%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      11.026051           12.682930                15.03%                   0           2004
Funds - BB&T Mid Cap         8.225731            11.026051                34.04%                   0           2003
Growth VIF - Q/NQ            10.476383           8.225731                -21.48%                   0           2002
                             10.000000           10.476383                 4.76%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.144608            9.432038                 15.81%                   0           2004
Global Small Cap Portfolio   5.619687            8.144608                 44.93%                   0           2003
- Q/NQ                       8.696154            5.619687                -35.38%                   0           2002
                             12.417121           8.696154                -29.97%                   0           2001
                             15.605804           12.417121               -20.43%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.338678            9.391049                 12.62%                   0           2004
International Focus          6.383368            8.338678                 30.63%                   0           2003
Portfolio - Q/NQ             8.120126            6.383368                -21.39%                   0           2002
                             10.645617           8.120126                -23.72%                   0           2001
                             14.635449           10.645617               -27.26%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.163924            10.014694                 9.28%                   0           2004
Large Cap Value Portfolio    7.459404            9.163924                 22.85%                   0           2003
- Q/NQ                       9.882625            7.459404                -24.52%                   0           2002
                             9.975679            9.882625                 -0.93%                   0           2001
                             9.331154            9.975679                  6.91%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.250496           12.262762                19.63%               2,248           2004
Portfolios - Small Cap       7.579801            10.250496                35.23%               1,638           2003
Stock Index Portfolio:       10.000000           7.579801                -24.20%                 585           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         6.785209            7.073307                  4.25%                   0           2004
Responsible Growth Fund,     5.486341            6.785209                 23.67%                   0           2003
Inc.: Initial Shares - Q/NQ  7.867141            5.486341                -30.26%                  95           2002
                             10.353934           7.867141                -24.02%                   0           2001
                             11.856134           10.353934               -12.67%              62,594           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    7.945117            8.627936                  8.59%              14,280           2004
Inc.: Initial Shares - Q/NQ  6.306075            7.945117                 25.99%              10,668           2003
                             8.275796            6.306075                -23.80%               6,296           2002
                             9.602483            8.275796                -13.82%               1,063           2001
                             10.783286           9.602483                -10.95%              94,298           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.584782            8.851164                  3.10%                 464           2004
Investment Fund              7.218359            8.584782                 18.93%                 507           2003
-Appreciation Portfolio:     8.830538            7.218359                -18.26%                 234           2002
Initial Shares - Q/NQ        9.921665            8.830538                -11.00%               1,742           2001
                             10.173850           9.921665                 -2.48%               4,404           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             10.929322           11.943679                 9.28%                   0           2004
Investment Fund -            8.455521            10.929322                29.26%                   0           2003
Developing Leaders           10.652198           8.455521                -20.62%                   0           2002
Portfolio:  Initial Shares   10.000000           10.652198                 6.52%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.573682           13.634166                17.80%                   0           2004
Investment Fund -            8.647677            11.573682                33.84%                   0           2003
International Value          10.038201           8.647677                -13.85%                   0           2002
Portfolio: Initial Shares    10.000000           10.038201                 0.38%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.344640           12.554867                 1.70%               9,356           2004
- Federated Quality Bond     12.018959           12.344640                 2.71%               7,583           2003
Fund II: Primary Shares -    11.202838           12.018959                 7.28%               3,776           2002
Q/NQ                         10.568127           11.202838                 6.01%                 435           2001
                             9.747622            10.568127                 8.42%               8,311           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.589583            10.483561                 9.32%              21,957           2004
Insurance Products Fund -    7.502801            9.589583                 27.81%              20,904           2003
VIP Equity-Income            9.209865            7.502801                -18.54%               3,632           2002
Portfolio: Service Class -   9.887701            9.209865                 -6.86%                   0           2001
Q/NQ                         9.300541            9.887701                  6.31%              51,011           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.746584            7.851401                  1.35%               5,494           2004
Insurance Products Fund -    5.943919            7.746584                 30.33%               4,777           2003
VIP Growth Portfolio:        8.676331            5.943919                -31.49%               1,889           2002
Service Class - Q/NQ         10.745932           8.676331                -19.26%               1,946           2001
                             12.309803           10.745932               -12.70%             101,068           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.043859            8.642570                  7.44%               1,815           2004
Insurance Products Fund -    6.454537            8.043859                 24.62%               2,163           2003
VIP High Income Portfolio:   6.346563            6.454537                  1.70%                 620           2002
Service Class - Q/NQ         7.340109            6.346563                -13.54%                   0           2001
                             9.662795            7.340109                -24.04%              17,319           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.790049            9.791143                 11.39%                  47           2004
Insurance Products Fund -    6.253645            8.790049                 40.56%                  47           2003
VIP Overseas Portfolio:      7.998921            6.253645                -21.82%                  47           2002
Service Class - Q/NQ         10.353122           7.998921                -22.74%                  49           2001
                             13.045702           10.353122               -20.64%               9,281           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.827465           12.061524                11.40%               1,904           2004
Insurance Products Fund -    7.700598            10.827465                40.61%               1,465           2003
VIP Overseas Portfolio:      10.000000           7.700598                -22.99%                 360           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.937601            11.249973                13.21%              17,802           2004
Insurance Products Fund II   7.888206            9.937601                 25.98%              16,064           2003
- VIP Contrafund(R)            8.873298            7.888206                -11.10%               3,996           2002
Portfolio: Service Class -   10.316947           8.873298                -13.99%                 303           2001
Q/NQ                         11.266962           10.316947                -8.43%              84,405           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.090942           10.332038                 2.39%                   0           2004
Insurance Products Fund II   10.000000           10.090942                 0.91%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.564618            6.898042                  5.08%                 819           2004
Insurance Products Fund      5.158219            6.564618                 27.27%                 819           2003
III - VIP Growth             6.730718            5.158219                -23.36%                 428           2002
Opportunities Portfolio:     8.015802            6.730718                -16.03%                   0           2001
Service Class - Q/NQ         9.859832            8.015802                -18.70%              15,755           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.485789           12.850199                11.88%               1,256           2004
Insurance Products Fund      7.416124            11.485789                54.88%                 560           2003
III - VIP Value Strategies   10.000000           7.416124                -25.84%                 709           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          12.330655           13.463624                 9.19%                   0           2004
Variable Insurance Trust -   8.829678            12.330655                39.65%                   0           2003
First Horizon Capital        11.055422           8.829678                -20.13%                   0           2002
Appreciation Portfolio -     10.000000           11.055422                10.55%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          9.375945            9.706584                  3.53%                   0           2004
Variable Insurance Trust -   7.428190            9.375945                 26.22%                   0           2003
First Horizon Core Stock     10.242781           7.428190                -27.48%                   0           2002
Portfolio - Q/NQ             10.000000           10.242781                 2.43%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton           10.191325           11.890682                16.67%                   0           2004
Variable Insurance           7.833317            10.191325                30.10%                   0           2003
Products Trust - Templeton   10.000000           7.833317                -21.67%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.739440           16.217645                18.04%                 113           2004
International Value Fund:    10.000000           13.739440                37.39%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    13.762016           15.632471                13.59%               2,937           2004
Index Fund: Class I - Q/NQ   10.412893           13.762016                32.16%               2,690           2003
                             12.526391           10.412893               -16.87%               1,980           2002
                             12.932854           12.526391                -3.14%                 519           2001
                             11.436215           12.932854                13.09%               5,958           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     10.823716           11.696138                 8.06%               3,771           2004
Income Bond Fund: Class I    9.018929            10.823716                20.01%               3,233           2003
- Q/NQ                       8.901799            9.018929                  1.32%               1,081           2002
                             8.703574            8.901799                  2.28%                 118           2001
                             9.666832            8.703574                 -9.96%               5,547           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.891929           12.908099                18.51%                   0           2004
Emerging Markets Fund:       6.714603            10.891929                62.21%                   0           2003
Class I - Q/NQ               8.070402            6.714603                -16.80%                   0           2002
                             8.673124            8.070402                 -6.95%                   0           2001
                             10.000000           8.673124                -13.27%                  20           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.126779           14.373091                18.52%                 550           2004
Emerging Markets Fund:       7.477857            12.126779                62.17%                 491           2003
Class III - Q/NQ             10.000000           7.477857                -25.22%                  89           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.172182           14.471179                18.89%                 771           2004
Financial Services Fund:     8.766715            12.172182                38.85%                 196           2003
Class III - Q/NQ             10.000000           8.766715                -12.33%                  67           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.268550           11.927622                 5.85%               1,220           2004
Health Sciences Fund:        8.394065            11.268550                34.24%                 346           2003
Class III - Q/NQ             10.000000           8.394065                -16.06%                 202           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.880988            2.949661                  2.38%                  17           2004
Technology and               1.890847            2.880988                 52.36%                  17           2003
Communications Fund: Class   3.367087            1.890847                -43.84%                  17           2002
I - Q/NQ                     5.990454            3.367087                -43.79%                   0           2001
                             10.000000           5.990454                -40.10%                  24           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.814936           11.069034                 2.35%               1,036           2004
Technology and               7.100003            10.814936                52.32%               1,109           2003
Communications Fund: Class   10.000000           7.100003                -29.00%                 461           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.615137            12.263619                27.54%                  20           2004
Utilities Fund: Class III    7.889333            9.615137                 21.88%                  20           2003
- Q/NQ                       10.000000           7.889333                -21.11%                   6           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.332360           12.499088                 1.35%              12,852           2004
Government Bond Fund:        12.318429           12.332360                 0.11%              13,157           2003
Class I - Q/NQ               11.308475           12.318429                 8.93%              10,320           2002
                             10.743338           11.308475                 5.26%                 985           2001
                             9.725276            10.743338                10.47%              17,109           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.495423            4.772161                  6.16%                   0           2004
Fund: Class I - Q/NQ         3.450405            4.495423                 30.29%                   0           2003
                             4.932123            3.450405                -30.04%                   0           2002
                             6.993410            4.932123                -29.47%                   0           2001
                             9.697798            6.993410                -27.89%               7,357           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.393266            7.165696                 12.08%                   0           2004
International Growth Fund:   4.802762            6.393266                 33.12%                   0           2003
Class I - Q/NQ               6.447625            4.802762                -25.51%                   0           2002
                             9.208243            6.447625                -29.98%                   0           2001
                             10.000000           9.208243                 -7.92%                  31           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.278685           11.536563                12.24%                 874           2004
International Growth Fund:   7.738127            10.278685                32.83%                   2           2003
Class III - Q/NQ             10.000000           7.738127                -22.62%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.460887           10.745047                 2.72%               1,599           2004
Investor Destinations        9.877095            10.460887                 5.91%               3,930           2003
Conservative Fund: Class     10.000000           9.877095                 -1.23%                 285           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.574947           11.122380                 5.18%              13,151           2004
Investor Destinations        9.476086            10.574947                11.60%              44,296           2003
Moderately Conservative      10.000000           9.476086                 -5.24%              40,248           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.584261           11.379127                 7.51%              25,102           2004
Investor Destinations        8.982505            10.584261                17.83%              26,726           2003
Moderate Fund: Class II -    10.000000           8.982505                -10.71%              19,368           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.612606           11.675960                10.02%              10,691           2004
Investor Destinations        8.537693            10.612606                24.30%              18,958           2003
Moderately Aggressive        10.000000           8.537693                -14.62%                 294           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.597538           11.860489                11.92%               5,818           2004
Investor Destinations        8.187819            10.597538                29.43%               4,907           2003
Aggressive Fund: Class II    10.000000           8.187819                -18.12%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   7.072963            8.006900                 13.20%               1,460           2004
Growth Fund: Class I - Q/NQ  5.142260            7.072963                 37.55%               1,253           2003
                             8.318555            5.142260                -38.18%                 474           2002
                             12.163206           8.318555                -31.61%                   0           2001
                             14.643628           12.163206                -2.67%              28,263           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.588727           10.477163                -1.05%              18,089           2004
Market Fund: Class I - Q/NQ  10.721236           10.588727                -1.24%              12,507           2003
                             10.792570           10.721236                -0.66%               9,844           2002
                             10.614638           10.792570                 1.68%                 237           2001
                             10.198968           10.614638                 4.08%              63,000           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.307646            8.949103                  7.72%              12,706           2004
Nationwide Fund: Class I -   6.637820            8.307646                 25.16%              12,566           2003
Q/NQ                         8.183165            6.637820                -18.88%                 170           2002
                             9.456097            8.183165                -13.46%                   0           2001
                             9.842006            9.456097                 -3.92%              55,314           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.192078           13.047174                16.58%                  96           2004
Nationwide Leaders Fund:     9.079080            11.192078                23.27%                  70           2003
Class III - Q/NQ             10.000000           9.079080                 -9.21%                 451           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.142320           12.297333                10.37%                 143           2004
Growth Leaders Fund: Class   7.449034            11.142320                49.58%                 774           2003
III - Q/NQ                   10.000000           7.449034                -25.51%                  77           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           7.491225            8.504532                 13.53%                 148           2004
Worldwide Leaders Fund:      5.609527            7.491225                 33.54%                 148           2003
Class I - Q/NQ               7.660350            5.609527                -26.77%                 125           2002
                             9.614186            7.660350                -20.32%                   0           2001
                             11.170893           9.614186                -13.94%               8,320           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.516344           15.344625                13.53%                  96           2004
Worldwide Leaders Fund:      10.000000           13.516344                35.16%                  34           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.580487           14.004358                11.32%               1,648           2004
Fund: Class I - Q/NQ         9.546230            12.580487                31.78%               1,431           2003
                             14.579903           9.546230                -34.52%                 863           2002
                             16.662806           14.579903               -12.50%                  49           2001
                             20.250073           16.662806               -17.71%              15,375           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    17.672542           20.346244                15.13%               5,430           2004
Fund: Class I - Q/NQ         11.478843           17.672542                53.96%               3,786           2003
                             16.057232           11.478843               -28.51%               2,273           2002
                             12.754961           16.057232                25.89%                 566           2001
                             11.685305           12.754961                 9.15%              13,697           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      15.509055           18.117877                16.82%               1,448           2004
Fund: Class I - Q/NQ         11.205308           15.509055                38.41%               1,158           2003
                             13.809877           11.205308               -18.86%                 754           2002
                             15.083183           13.809877                -8.44%                 300           2001
                             14.110489           15.083183                 6.89%              52,907           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        8.760817            9.328912                  6.48%                 771           2004
Balanced Fund: Class I -     7.537812            8.760817                 16.22%                 628           2003
Q/NQ                         8.758381            7.537812                -13.94%                 451           2002
                             9.264907            8.758381                 -5.47%                   0           2001
                             9.471823            9.264907                 -2.18%              20,784           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         7.719293            8.902367                 15.33%               1,490           2004
Comstock Value Fund: Class   5.983746            7.719293                 29.00%               1,200           2003
I - Q/NQ                     8.144524            5.983746                -26.53%                 678           2002
                             9.447118            8.144524                -13.79%                   0           2001
                             10.768053           9.447118                -12.27%               8,491           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.141036           12.695064                 4.56%               2,008           2004
Sector Bond Fund: Class I    11.033027           12.141036                10.04%               1,845           2003
- Q/NQ                       10.485245           11.033027                 5.22%                 963           2002
                             10.254426           10.485245                 2.25%                 441           2001
                             9.887582            10.254426                 3.71%              10,822           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.343422                13.43%                 358           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.047553            7.002249                 15.79%               4,728           2004
Portfolio: Service Shares    5.124576            6.047553                 18.01%               4,134           2003
- Q/NQ                       6.210517            5.124576                -17.49%               2,352           2002
                             8.095727            6.210517                -23.29%                 863           2001
                             10.000000           8.095727                -19.04%             118,431           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.317116            3.274176                 -1.29%                  14           2004
Global Technology            2.307249            3.317116                 43.77%                  14           2003
Portfolio: Service Shares    3.979883            2.307249                -42.03%                  14           2002
- Q/NQ                       6.469900            3.979883                -38.49%                   0           2001
                             10.000000           6.469900                -35.30%              92,046           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.204923           10.099797                -1.03%                 600           2004
Global Technology            7.066388            10.204923                44.41%                 366           2003
Portfolio: Service II        10.000000           7.066388                -29.34%                 111           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.879751            6.849407                 16.49%                   8           2004
International Growth         4.452769            5.879751                 32.05%                   8           2003
Portfolio: Service Shares    6.110859            4.452769                -27.13%                   8           2002
- Q/NQ                       8.132240            6.110859                -24.86%                  66           2001
                             10.000000           8.132240                -18.68%             101,352           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.183619           11.865467                16.52%               2,274           2004
International Growth         7.711350            10.183619                32.06%               1,929           2003
Portfolio: Service II        10.000000           7.711350                -22.89%               1,072           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.149928           14.007907                15.29%                   0           2004
Risk-Managed Core            10.000000           12.149928                21.50%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.921038            10.140790                13.67%               2,060           2004
Management Trust - AMT       6.898096            8.921038                 29.33%               1,932           2003
Guardian Portfolio - Q/NQ    9.555631            6.898096                -27.81%               2,238           2002
                             9.885928            9.555631                 -3.34%                 280           2001
                             9.958551            9.885928                 -0.73%               3,850           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.974965            9.866712                 -1.09%                 538           2004
Management Trust - AMT       10.000000           9.974965                 -0.25%                 293           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.929402            10.193490                14.16%               2,321           2004
Management Trust - AMT       7.103509            8.929402                 25.70%               2,704           2003
Mid-Cap Growth Portfolio:    10.242890           7.103509                -30.65%               1,040           2002
Class I - Q/NQ               13.851206           10.242890               -26.05%                  41           2001
                             15.248701           13.851206                -9.16%              39,859           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.835623            10.317791                16.77%               1,075           2004
Management Trust - AMT       6.663773            8.835623                 32.59%               1,395           2003
Partners Portfolio - Q/NQ    8.950468            6.663773                -25.55%               2,474           2002
                             9.385656            8.950468                 -4.64%                 380           2001
                             9.494931            9.385656                 -1.15%               8,885           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.243582                12.44%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.242419            9.689932                 17.56%               1,204           2004
Account Funds -              6.686490            8.242419                 23.27%               1,937           2003
Oppenheimer Aggressive       9.434727            6.686490                -29.13%                 981           2002
Growth Fund/VA:              13.987563           9.434727                -32.55%               1,470           2001
Non-Service Shares - Q/NQ    16.054381           13.987563               -12.87%              80,705           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.881067            10.370992                 4.96%               6,648           2004
Account Funds -              7.688120            9.881067                 28.52%               6,704           2003
Oppenheimer Capital          10.709843           7.688120                -28.21%               4,670           2002
Appreciation Fund/VA:        12.483131           10.709843               -14.21%               2,099           2001
Non-Service Shares - Q/NQ    12.746543           12.483131                -2.07%              71,488           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.779681            10.268689                16.96%               1,107           2004
Account Funds -              6.254301            8.779681                 40.38%               1,199           2003
Oppenheimer Global           8.183849            6.254301                -23.58%               1,458           2002
Securities Fund/VA:          9.480386            8.183849                -13.68%                 263           2001
Non-Service Shares - Q/NQ    10.000000           9.480386                 -5.20%               4,837           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.175664           16.584290                16.99%               2,185           2004
Account Funds -              10.000000           14.175664                41.76%               1,105           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.431587            9.058460                  7.43%               3,816           2004
Account Funds -              6.779063            8.431587                 24.38%               2,030           2003
Oppenheimer Main Street(R)     8.505890            6.779063                -20.30%               1,292           2002
Fund/VA: Non-Service         9.647415            8.505890                -11.83%               2,075           2001
Shares - Q/NQ                10.773688           9.647415                -10.45%              96,024           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.904768            10.332567                16.03%               2,727           2004
II, Inc.: Investor Class -   6.621889            8.904768                 34.47%               1,734           2003
Q/NQ                         9.219447            6.621889                -28.17%               1,015           2002
                             9.755631            9.219447                 -5.50%                  14           2001
                             10.000000           9.755631                 -2.67%              10,530           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.801173           19.229925                 8.03%                 359           2004
Institutional Funds, Inc.    14.184124           17.801173                25.50%               1,600           2003
- Emerging Markets Debt      13.231263           14.184124                 7.20%                  32           2002
Portfolio: Class I - Q/NQ    12.245260           13.231263                 8.05%                   0           2001
                             11.199494           12.245260                 9.34%                 627           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.124389           11.665072                15.22%                   0           2004
Institutional Funds, Inc.    8.095466            10.124389                25.06%                   0           2003
- International Magnum       10.000000           8.095466                -19.05%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.597290            6.680248                 19.35%                 563           2004
Institutional Funds, Inc.    4.022612            5.597290                 39.15%                 378           2003
- Mid Cap Growth             5.953570            4.022612                -32.43%                 433           2002
Portfolio: Class I- Q/NQ     8.582480            5.953570                -30.63%                   0           2001
                             10.000000           8.582480                -14.18%               6,674           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                16.034633           21.466099                33.87%               3,629           2004
Institutional Funds, Inc.    11.880085           16.034633                34.97%               2,919           2003
- U.S. Real Estate           12.200073           11.880085                -2.62%               1,634           2002
Portfolio: Class I - Q/NQ    11.317531           12.200073                 7.80%                 413           2001
                             10.905202           11.317531                 3.78%               7,955           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.356025           15.267461                23.56%                 155           2004
Insurance Trust -            8.164377            12.356025                51.34%                 343           2003
Worldwide Emerging Markets   8.567036            8.164377                 -4.70%                 273           2002
Fund: Initial Class - Q/NQ   8.890661            8.567036                 -3.64%                  25           2001
                             15.580817           8.890661                -42.94%               1,884           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.571897                25.72%                 319           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.995266           15.845370                21.93%                   0           2004
Insurance Trust -            9.144519            12.995266                42.11%                  51           2003
Worldwide Hard Assets        9.588687            9.144519                 -4.63%                  24           2002
Fund: Initial Class - Q/NQ   10.910122           9.588687                -12.11%                   0           2001
                             9.977040            10.910122                 9.35%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.429598                24.30%                  33           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.656637            10.394151                 7.64%                   0           2004
Funds - Diversified Stock    7.289402            9.656637                 32.48%                   0           2003
Fund: Class A - Q/NQ         9.701370            7.289402                -24.86%                   0           2002
                             9.854024            9.701370                 -1.55%                   0           2001
                             10.000000           9.854024                 -1.46%               1,531           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.90%)

   (Variable account charges of 1.90% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.299755            9.809163                  5.48%                   0           2004
Funds - AIM V.I. Balanced    8.146774            9.299755                 14.15%                   0           2003
Fund: Series I Shares -      10.017724           8.146774                -18.68%                   0           2002
Q/NQ                         10.000000           10.017724                 0.18%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.885303            9.123872                  2.68%                   0           2004
Funds - AIM V.I. Blue Chip   7.237469            8.885303                 22.77%                   0           2003
Fund: Series I Shares -      9.991859            7.237469                -27.57%                   0           2002
Q/NQ                         10.000000           9.991859                 -0.08%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.706030            10.152525                 4.60%                   0           2004
Funds - AIM V.I. Capital     7.638832            9.706030                 27.06%                   0           2003
Appreciation Fund: Series    10.294326           7.638832                -25.80%                   0           2002
I Shares - Q/NQ              10.000000           10.294326                 2.94%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.044299           10.737226                 6.90%                   0           2004
Funds - AIM V.I. Core        8.229101            10.044299                22.06%                   0           2003
Stock Fund: Series I         9.937144            8.229101                -17.19%                   0           2002
Shares - Q/NQ                10.000000           9.937144                 -0.63%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.325687           12.561233                21.65%                   0           2004
Funds - AIM V.I.             18.155392           10.325687                26.61%                   0           2003
International Growth Fund:   10.000000           8.155392                -18.45%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.466812            8.785385                  3.76%                   0           2004
Funds - AIM V.I. Premier     6.900097            8.466812                 22.71%                   0           2003
Equity Fund: Series I        10.085866           6.900097                -31.59%                   0           2002
Shares - Q/NQ                10.000000           10.085866                 0.86%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.608836            9.542602                 10.85%              15,647           2004
Portfolios, Inc. -           6.784071            8.608836                 26.90%                   0           2003
American Century VP Income   8.577091            6.784071                -20.90%                   0           2002
& Growth Fund: Class I -     9.541283            8.577091                -10.11%                   0           2001
Q/NQ                         10.880025           9.541283                -12.30%              11,881           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.272374            9.326365                 12.74%                   0           2004
Portfolios, Inc. -           6.772509            8.272374                 22.15%                   0           2003
American Century VP          8.670125            6.772509                -21.89%                  52           2002
International Fund: Class    12.480327           8.670125                -30.53%                   5           2001
I - Q/NQ                     15.294316           12.480327               -18.40%              18,453           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.785936            11.047795                12.89%                  51           2004
Portfolios, Inc. -           8.011649            9.785936                 22.15%                  53           2003
American Century VP          10.000000           8.011649                -19.88%                   5           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.723577            10.557203                 8.57%               3,767           2004
Portfolios, Inc. -           7.935821            9.723577                 22.53%                   0           2003
American Century VP Ultra    10.000000           7.935821                -20.64%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    12.196960           13.680293                12.16%                 446           2004
Portfolios, Inc. -           9.641037            12.196960                26.51%                 410           2003
American Century VP Value    11.247447           9.641037                -14.28%                  61           2002
Fund: Class I - Q/NQ         10.163375           11.247447                10.67%                  14           2001
                             8.768259            10.163375                15.91%               4,809           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.192099           10.579432                 3.80%                   0           2004
Portfolios II, Inc. -        10.000000           10.192099                 1.92%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.678294            10.625295                 9.78%                   0           2004
Funds - BB&T Capital         7.862571            9.678294                 23.09%                   0           2003
Manager Equity VIF - Q/NQ    10.178398           7.862571                -22.75%                   0           2002
                             10.000000           10.178398                 1.78%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.709143            10.779725                11.03%                   0           2004
Funds - BB&T Large Cap       8.006045            9.709143                 21.27%                   0           2003
Value VIF - Q/NQ             10.156417           8.006045                -21.17%                   0           2002
                             10.000000           10.156417                 1.56%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      8.814389            9.133557                  3.62%                   0           2004
Funds - BB&T Large Company   7.018263            8.814389                 25.59%                   0           2003
Growth VIF - Q/NQ            10.289949           7.018263                -31.79%                   0           2002
                             10.000000           10.289949                 2.90%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      11.014146           12.662784                14.97%                   0           2004
Funds - BB&T Mid Cap         8.221023            11.014146                33.98%                   0           2003
Growth VIF - Q/NQ            10.475729           8.221023                -21.52%                   0           2002
                             10.000000           10.475729                 4.76%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.125241            9.404821                 15.75%                   0           2004
Global Small Cap Portfolio   5.609184            8.125241                 44.86%                   0           2003
- Q/NQ                       8.684342            5.609184                -35.41%                   0           2002
                             12.406646           8.684342                -30.00%                   0           2001
                             15.600551           12.406646               -20.47%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.318867            9.363961                 12.56%                   0           2004
International Focus          6.371446            8.318867                 30.56%                   0           2003
Portfolio - Q/NQ             8.109093            6.371446                -21.43%                   0           2002
                             10.636622           8.109093                -23.76%                   0           2001
                             14.630509           10.636622               -27.30%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.142157            9.985829                  9.23%                   0           2004
Large Cap Value Portfolio    7.445481            9.142157                 22.79%                   0           2003
- Q/NQ                       9.869216            7.445481                -24.56%                   0           2002
                             9.967257            9.869216                 -0.98%                   0           2001
                             9.327994            9.967257                  6.85%                 137           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.241782           12.246099                19.57%                   0           2004
Portfolios - Small Cap       7.577210            10.241782                35.17%                   0           2003
Stock Index Portfolio:       10.000000           7.577210                -24.23%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         6.769089            7.052900                  4.19%                   0           2004
Responsible Growth Fund,     5.476092            6.769089                 23.61%                   0           2003
Inc.: Initial Shares - Q/NQ  7.856453            5.476092                -30.30%                   0           2002
                             10.345179           7.856453                -24.06%                   0           2001
                             11.852125           10.345179                12.71%              12,862           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    7.926250            8.603055                  8.54%                   0           2004
Inc.: Initial Shares - Q/NQ  6.294303            7.926250                 25.93%                   0           2003
                             8.264570            6.294303                -23.84%               1,648           2002
                             9.594375            8.264570                -13.86%                   0           2001
                             10.779645           9.594375                -11.00%              40,751           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.564412            8.825656                  3.05%               1,044           2004
Investment Fund              7.204901            8.564412                 18.87%               1,101           2003
-Appreciation Portfolio:     8.818570            7.204901                -18.30%                 706           2002
Initial Shares - Q/NQ        9.913289            8.818570                -11.04%                 130           2001
                             10.170406           9.913289                 -2.53%               3,524           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             10.917495           11.924681                 9.23%                   0           2004
Investment Fund -            8.450677            10.917495                29.19%                   0           2003
Developing Leaders           10.651529           8.450677                -20.66%                   0           2002
Portfolio:  Initial Shares   10.000000           10.651529                 6.52%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.561155           13.612488                17.74%                   0           2004
Investment Fund -            8.642712            11.561155                33.77%                   0           2003
International Value          10.037569           8.642712                -13.90%                   0           2002
Portfolio: Initial Shares    10.000000           10.037569                 0.38%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.315361           12.518711                 1.65%                   0           2004
- Federated Quality Bond     11.996568           12.315361                 2.66%                   0           2003
Fund II: Primary Shares -    11.187661           11.996568                 7.23%                 351           2002
Q/NQ                         10.559225           11.187661                 5.95%                 351           2001
                             9.744333            10.559225                 8.36%               3,125           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.566810                  10.453334           9.27%               4,205           2004
Insurance Products Fund -    7.488805            9.566810                 27.75%                 298           2003
VIP Equity-Income            9.197371            7.488805                -18.58%                 205           2002
Portfolio: Service Class -   9.879350            9.197371                 -6.90%                 109           2001
Q/NQ                         9.297394            9.879350                  6.26%               4,714           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.728217            7.828799                  1.30%               6,014           2004
Insurance Products Fund -    5.932835            7.728217                 30.26%                 612           2003
VIP Growth Portfolio:        8.664560            5.932835                -31.53%                 198           2002
Service Class - Q/NQ         10.736866           8.664560                -19.30%                   1           2001
                             12.305653           10.736866               -12.75%              59,620           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.024768            8.617667                  7.39%                   0           2004
Insurance Products Fund -    6.442506            8.024768                 24.56%                   0           2003
VIP High Income Portfolio:   6.337956            6.442506                  1.65%                 179           2002
Service Class - Q/NQ         7.333907            6.337956                -13.58%                 179           2001
                             9.659523            7.333907                -24.08%               4,625           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.769155            9.762883                 11.33%                   0           2004
Insurance Products Fund -    6.241968            8.769155                 40.49%                   0           2003
VIP Overseas Portfolio:      7.988069            6.241968                -21.86%                 337           2002
Service Class - Q/NQ         10.344382           7.988069                -22.78%                 342           2001
                             13.041301           10.344382               -20.68%               3,538           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.818256           12.045115                11.34%                   4           2004
Insurance Products Fund -    7.697965            10.818256                40.53%                   4           2003
VIP Overseas Portfolio:      10.000000           7.697965                -23.02%                   5           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.914027            11.217583                13.15%              10,891           2004
Insurance Products Fund II   7.873493            9.914027                 25.92%                 897           2003
- VIP Contrafund(R)            8.861264            7.873493                -11.15%                 881           2002
Portfolio: Service Class -   10.308233           8.861264                -14.04%                 739           2001
Q/NQ                         11.263156           10.308233                -8.48%              25,250           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.087509           10.323250                 2.34%                   0           2004
Insurance Products Fund II   10.000000           10.087509                 0.88%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.549041            6.878173                  5.03%                 918           2004
Insurance Products Fund      5.148599            6.549041                 27.20%                 693           2003
III - VIP Growth             6.721581            5.148599                -23.40%                 435           2002
Opportunities Portfolio:     8.009032            6.721581                -16.07%                 226           2001
Service Class - Q/NQ         9.856495            8.009032                -18.74%              18,700           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.476013           12.832718                11.82%                   0           2004
Insurance Products Fund      7.413590            11.476013                54.80%                   0           2003
III - VIP Value Strategies   10.000000           7.413590                -25.86%                   0           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          12.316054           13.440837                 9.13%                   0           2004
Variable Insurance Trust -   8.823711            12.316054                39.58%                   0           2003
First Horizon Capital        11.053603           8.823711                -20.17%                   0           2002
Appreciation Portfolio -     10.000000           11.053603                10.54%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          9.364845            9.690144                  3.47%                   0           2004
Variable Insurance Trust -   7.423175            9.364845                 26.16%                   0           2003
First Horizon Core Stock     10.241093           7.423175                -27.52%                   0           2002
Portfolio - Q/NQ             10.000000           10.241093                 2.41%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton           10.182663           11.874526                16.62%                   0           2004
Variable Insurance           7.830650            10.182663                30.04%                   0           2003
Products Trust - Templeton   10.000000           7.830650                -21.69%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.734777           16.203883                17.98%                   0           2004
International Value Fund:    10.000000           13.734777                37.35%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    13.729366           15.587433                13.53%               3,184           2004
Index Fund: Class I - Q/NQ   10.393469           13.729366                32.10%                 395           2003
                             12.509403           10.393469               -16.91%                 342           2002
                             12.921938           12.509403                -3.19%                   0           2001
                             11.432355           12.921938                13.03%               8,380           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     10.798032           11.662441                 8.01%                   0           2004
Income Bond Fund: Class I    9.002106            10.798032                19.95%                   0           2003
- Q/NQ                       8.889732            9.002106                  1.26%                   0           2002
                             8.696224            8.889732                  2.23%                   0           2001
                             9.663565            8.696224                -10.01%               3,041           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.873898           12.880175                18.45%                   0           2004
Emerging Markets Fund:       6.706895            10.873898                62.13%                   0           2003
Class I - Q/NQ               8.065253            6.706895                -16.84%                   0           2002
                             8.672055            8.065253                 -7.00%                   0           2001
                             10.000000           8.672055                -13.28%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.116476           14.353568                18.46%                   0           2004
Emerging Markets Fund:       7.475305            12.116476                62.09%                   0           2003
Class III - Q/NQ             10.000000           7.475305                -25.25%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.160197           14.449572                18.83%                  68           2004
Financial Services Fund:     8.762545            12.160197                38.77%                  41           2003
Class III - Q/NQ             10.000000           8.762545                -12.37%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.257465           11.909823                 5.79%                  35           2004
Health Sciences Fund:        8.390084            11.257465                34.18%                  20           2003
Class III - Q/NQ             10.000000           8.390084                -16.10%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.876240            2.943294                  2.33%                   0           2004
Technology and               1.888681            2.876240                 52.29%                   0           2003
Communications Fund: Class   3.364948            1.888681                -43.87%                   0           2002
I - Q/NQ                     5.989717            3.364948                -43.82%                   0           2001
                             10.000000           5.989717                -40.10%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.805736           11.053980                 2.30%                  40           2004
Technology and               7.097577            10.805736                52.25%                  24           2003
Communications Fund: Class   10.000000           7.097577                -29.02%                   0           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.605670            12.245309                27.48%                  41           2004
Utilites Fund: Class III -   7.885581            9.605670                 21.81%                  23           2003
Q/NQ                         10.000000           7.885581                -21.14%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.303120           12.463096                 1.30%                 148           2004
Government Bond Fund:        12.295493           12.303120                 0.06%                 226           2003
Class I - Q/NQ               11.293161           12.295493                 8.88%                 178           2002
                             10.734272           11.293161                 5.21%                  92           2001
                             9.721987            10.734272                10.41%               9,617           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.484722            4.758382                  6.10%                   0           2004
Fund: Class I - Q/NQ         3.443952            4.484722                 30.22%                   0           2003
                             4.925420            3.443952                -30.08%                   0           2002
                             6.987497            4.925420                -29.51%                   0           2001
                             9.694518            6.987497                -27.92%               1,779           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.382676            7.150188                 12.02%                   0           2004
International Growth Fund:   4.797249            6.382676                 33.05%                   0           2003
Class I - Q/NQ               6.443529            4.797249                -25.55%                   0           2002
                             9.207114            6.443529                -30.02%                   0           2001
                             10.000000           9.207114                 -7.93%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.269947           11.520885                12.18%                   0           2004
International Growth Fund:   7.735493            10.269947                32.76%                   0           2003
Class III - Q/NQ             10.000000           7.735493                -22.65%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.450593           10.729004                 2.66%                   0           2004
Investor Destinations        9.872402            10.450593                 5.86%                   0           2003
Conservative Fund: Class     10.000000           9.872402                 -1.28%                   0           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.564539           11.105782                 5.12%               2,181           2004
Investor Destinations        9.471588            10.564539                11.54%               2,650           2003
Moderately Conservative      10.000000           9.471588                 -5.28%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.573837           11.362127                 7.46%               4,326           2004
Investor Destinations        8.978240            10.573837                17.77%               5,371           2003
Moderate Fund: Class II -    10.000000           8.978240                -10.22%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.602160           11.658524                 9.96%               8,462           2004
Investor Destinations        8.533634            10.602160                24.24%               8,409           2003
Moderately Aggressive        10.000000           8.533634                -14.66%                  23           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.587104           11.842767                11.86%               3,563           2004
Investor Destinations        8.183923            10.587104                29.36%               4,582           2003
Aggressive Fund: Class II    10.000000           8.183923                -18.16%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   7.056149            7.983805                 13.15%                  19           2004
Growth Fund: Class I - Q/NQ  5.132637            7.056149                 37.48%                  19           2003
                             8.307241            5.132637                -38.21%                  21           2002
                             12.152925           8.307241                -31.64%                  17           2001
                             14.638685           12.152925               -16.98%               9,578           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.563553           10.446928                -1.10%               6,090           2004
Market Fund: Class I - Q/NQ  10.701197           10.563553                -1.29%                   0           2003
                             10.777889           10.701197                -0.71%                   0           2002
                             10.605632           10.777889                 1.62%                 768           2001
                             10.195482           10.605632                 4.02%              47,092           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.287900            8.923294                  7.67%                   0           2004
Nationwide Fund: Class I -   6.625425            8.287900                 25.09%                   0           2003
Q/NQ                         8.172057            6.625425                -18.93%                   0           2002
                             9.448103            8.172057                -13.51%                   0           2001
                             9.838680            9.448103                 -3.97%               7,522           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.181069           13.027702                16.52%                   0           2004
Nationwide Leaders Fund:     9.074768            11.181069                23.21%                   0           2003
Class III - Q/NQ             10.000000           9.074768                 -9.25%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.131364           12.278996                10.31%                   0           2004
Growth Leaders Fund: Class   7.445495            11.131364                49.50%                   0           2003
III - Q/NQ                   10.000000           7.445495                -25.55%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           7.473438            8.480006                 13.47%                   0           2004
Worldwide Leaders Fund:      5.599057            7.473438                 33.48%                   0           2003
Class I - Q/NQ               7.649959            5.599057                -26.81%                   0           2002
                             9.606072            7.649959                -20.36%                   0           2001
                             11.167113           9.606072                -13.98%                 929           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.511751           15.331599                13.47%                   0           2004
Worldwide Leaders Fund:      10.000000           13.511751                35.12%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.550621           13.963999                11.26%                   0           2004
Fund: Class I - Q/NQ         9.528413            12.550621                31.72%                   0           2003
                             14.560133           9.528413                -34.56%                   0           2002
                             16.648755           14.560133               -12.55%                   0           2001
                             20.243274           16.648755               -17.76%               6,653           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    17.630611           20.287630                15.07%                 267           2004
Fund: Class I - Q/NQ         11.457422           17.630611                53.88%                 398           2003
                             16.035460           11.457422               -28.55%                 121           2002
                             12.744198           16.035460                25.83%                   0           2001
                             11.681367           12.744198                 9.10%               6,544           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      15.472238           18.065673                16.76%                   3           2004
Fund: Class I - Q/NQ         11.184395           15.472238                38.34%                   3           2003
                             13.791138           11.184395               -18.90%                 208           2002
                             15.070448           13.791138                -8.49%                   3           2001
                             14.105728           15.070448                 6.84%               9,932           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        8.740006            9.302016                  6.43%                   0           2004
Balanced Fund: Class I -     7.523744            8.740006                 16.17%                   0           2003
Q/NQ                         8.746499            7.523744                -13.98%                   0           2002
                             9.257079            8.746499                 -5.52%                   0           2001
                             9.468619            9.257079                 -2.23%               7,049           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         7.700955            8.876690                 15.27%                   0           2004
Comstock Value Fund: Class   5.972569            7.700955                 28.94%                   0           2003
I - Q/NQ                     8.133455            5.972569                -26.57%                   0           2002
                             9.439135            8.133455                -13.83%                   0           2001
                             10.764410           9.439135                -12.31%                 393           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.112226           12.658477                 4.51%                  30           2004
Sector Bond Fund: Class I    11.012457           12.112226                 9.99%                  15           2003
- Q/NQ                       10.471032           11.012457                 5.17%                   0           2002
                             10.245769           10.471032                 2.20%                   0           2001
                             9.884242            10.245769                 3.66%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.339593                13.40%                   0           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.035469            6.984699                 15.73%                  98           2004
Portfolio: Service Shares    5.116941            6.035469                 17.95%                  93           2003
- Q/NQ                       6.204428            5.116941                -17.53%                  99           2002
                             8.091928            6.204428                -23.33%                   0           2001
                             10.000000           8.091928                -19.08%              59,411           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.310444            3.265930                 -1.34%                   0           2004
Global Technology            2.303786            3.310444                 43.70%                   0           2003
Portfolio: Service Shares    3.975953            2.303786                -42.06%                   0           2002
- Q/NQ                       6.466853            3.975953                -38.52%                   0           2001
                             10.000000           6.466853                -35.33%              47,293           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.196246           10.086073                -1.08%                   0           2004
Global Technology            7.063972            10.196246                44.34%                   0           2003
Portfolio: Service II        10.000000           7.063972                -29.36%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.867965            6.832211                 16.43%                   0           2004
International Growth         4.446112            5.867965                 31.98%                   0           2003
Portfolio: Service Shares    6.104844            4.446112                -27.17%                   0           2002
- Q/NQ                       8.128419            6.104844                -24.90%                   8           2001
                             10.000000           8.128419                -18.72%              32,300           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.174958           11.849338                16.46%                   4           2004
International Growth         7.708715            10.174958                31.99%                   5           2003
Portfolio: Service II        10.000000           7.708715                -22.91%                   5           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.145798           13.996013                15.23%                   0           2004
Risk-Managed Core            10.000000           12.145798                21.46%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.899852            10.111547                13.61%                 124           2004
Management Trust - AMT       6.885223            8.899852                 29.26%                  84           2003
Guardian Portfolio - Q/NQ    9.542657            6.885223                -27.85%                  36           2002
                             9.877577            9.542657                 -3.39%                   4           2001
                             9.955186            9.877577                 -0.87%                 927           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.971565            9.858331                 -1.14%                   0           2004
Management Trust - AMT       10.000000           9.971565                 -0.28%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.908195            10.164112                14.10%                  10           2004
Management Trust - AMT       7.090239            8.908195                 25.64%                  10           2003
Mid-Cap Growth Portfolio:    10.228980           7.090239                -30.68%                  10           2002
Class I - Q/NQ               13.839506           10.228980               -26.09%                   9           2001
                             15.243555           13.839506                -9.21%              20,672           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.814644            10.288059                16.72%                   0           2004
Management Trust - AMT       6.651335            8.814644                 32.52%                   0           2003
Partners Portfolio - Q/NQ    8.938329            6.651335                -25.59%                   0           2002
                             9.377731            8.938329                 -4.69%                   0           2001
                             9.491719            9.377731                 -1.20%                 105           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.239804                12.40%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.222845            9.661983                 17.50%                   0           2004
Account Funds -              6.674005            8.222845                 23.21%                   0           2003
Oppenheimer Aggressive       9.421935            6.674005                -29.17%                   0           2002
Growth Fund/VA:              13.975777           9.421935                -32.58%                   0           2001
Non-Service Shares - Q/NQ    16.048985           13.975777               -12.92%              23,450           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.857594            10.341087                 4.90%                 961           2004
Account Funds -              7.673761            9.857594                 28.46%                 985           2003
Oppenheimer Capital          10.695313           7.673761                -28.25%                 556           2002
Appreciation Fund/VA:        12.472602           10.695313               -14.25%                  72           2001
Non-Service Shares - Q/NQ    12.742243           12.472602                -2.12%              24,319           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.763286            10.244297                16.90%                   0           2004
Account Funds -              6.245795            8.763286                 40.31%                   0           2003
Oppenheimer Global           8.176890            6.245795                -23.62%                  82           2002
Securities Fund/VA:          9.477189            8.176890                -13.72%                   0           2001
Non-Service Shares - Q/NQ    10.000000           9.477189                 -5.23%               8,037           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.170841           16.570216                16.93%                 286           2004
Account Funds -              10.000000           14.170841                41.71%                 179           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.411542            9.032316                  7.38%                 564           2004
Account Funds -              6.766391            8.411542                 24.31%                 564           2003
Oppenheimer Main Street(R)     8.494330            6.766391                -20.34%                 130           2002
Fund/VA: Non-Service         9.639258            8.494330                -11.88%                 131           2001
Shares - Q/NQ                10.770042           9.639258                -10.50%              32,461           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.888143            10.308024                15.98%               1,001           2004
II, Inc.: Investor Class -   6.612889            8.888143                 34.41%                 991           2003
Q/NQ                         9.211624            6.612889                -28.21%                 581           2002
                             9.752349            9.211624                 -5.54%                 105           2001
                             10.000000           9.752349                 -2.70%               5,095           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.758937           19.174523                 7.97%                  21           2004
Institutional Funds, Inc.    14.157666           17.758937                25.44%                  11           2003
- Emerging Markets Debt      13.213325           14.157666                 7.15%                   0           2002
Portfolio: Class I - Q/NQ    12.234919           13.213325                 8.00%                   0           2001
                             11.195718           12.234919                 9.28%                 665           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.115781           11.649219                15.16%                   0           2004
Institutional Funds, Inc.    8.092698            10.115781                25.00%                   0           2003
- International Magnum       10.000000           8.092698                -19.07%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.586822            6.664359                 19.29%                  78           2004
Institutional Funds, Inc.    4.017136            5.586822                 39.07%                  86           2003
- Mid Cap Growth             5.948504            4.017136                -32.47%                  79           2002
Portfolio: Class I - Q/NQ    8.579581            5.948504                -30.67%                   0           2001
                             10.000000           8.579581                -14.20%               1,543           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.996561           21.404236                33.81%                  51           2004
Institutional Funds, Inc.    11.857917           15.996561                34.90%                  29           2003
- U.S. Real Estate           12.183524           11.857917                -2.67%                   0           2002
Portfolio: Class I - Q/NQ    11.307986           12.183524                 7.74%                   0           2001
                             10.897503           11.307986                 3.77%               1,019           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.326720           15.223485                23.50%                   0           2004
Insurance Trust -            8.149155            12.326720                51.26%                   0           2003
Worldwide Emerging Markets   8.555421            8.149155                 -4.75%                   0           2002
Fund: Initial Class - Q/NQ   8.883159            8.555421                 -3.69%                   0           2001
                             15.575591           8.883159                -42.97%               4,581           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.567660                25.68%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.964418           15.799703                21.87%                   0           2004
Insurance Trust -            9.127452            12.964418                42.04%                   0           2003
Worldwide Hard Assets        9.575679            9.127452                 -4.68%                   0           2002
Fund: Initial Class - Q/NQ   10.900909           9.575679                -12.16%                   0           2001
                             9.973670            10.900909                 9.30%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.425394                24.25%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.638578            10.369426                 7.58%                   0           2004
Funds - Diversified Stock    7.279475            9.638578                 32.41%                   0           2003
Fund: Class A - Q/NQ         9.693126            7.279475                -24.90%                   0           2002
                             9.850703            9.693126                 -1.60%                   0           2001
                             10.000000           9.850703                 -1.49%               1,086           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 1.95%)

   (Variable account charges of 1.95% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.289687            9.793557                  5.42%                   0           2004
Funds - AIM V.I. Balanced    8.142095            9.289687                 14.09%                   0           2003
Fund: Series I Shares -      10.017094           8.142095                -18.72%                   0           2002
Q/NQ                         10.000000           10.017094                 0.17%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.875697            9.109362                  2.63%                   0           2004
Funds - AIM V.I. Blue Chip   7.233330            8.875697                 22.71%                   0           2003
Fund: Series I Shares -      9.991237            7.233330                -27.60%                   0           2002
Q/NQ                         10.000000           9.991237                 -0.09%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.695517            10.136370                 4.55%                   0           2004
Funds - AIM V.I. Capital     7.634447            9.695517                 27.00%                   0           2003
Appreciation Fund: Series    10.293681           7.634447                -25.83%                   0           2002
I Shares - Q/NQ              10.000000           10.293681                 2.94%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.033413           10.720124                 6.84%                   0           2004
Funds - AIM V.I. Core        8.224372            10.033413                22.00%                   0           2003
Stock Fund: Series I         9.936519            8.224372                -17.23%                   0           2002
Shares - Q/NQ                10.000000           9.936519                 -0.63%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.316906           12.544162                21.59%                   0           2004
Funds - AIM V.I.             8.152603            10.316906                26.55%                   0           2003
International Growth Fund:   10.000000           8.152603                -18.47%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.457637            8.771381                  3.71%                   0           2004
Funds - AIM V.I. Premier     6.896140            8.457637                 22.64%                   0           2003
Equity Fund: Series I        10.085232           6.896140                -31.62%                   0           2002
Shares - Q/NQ                10.000000           10.085232                 0.85%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.588388            9.515084                 10.79%               5,603           2004
Portfolios, Inc. -           6.771407            8.588388                 26.83%               4,688           2003
American Century VP Income   8.565466            6.771407                -20.95%               3,407           2002
& Growth Fund: Class I -     9.533240            8.565466                -10.15%                   0           2001
Q/NQ                         10.876352           9.533240                -12.35%               9,223           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.252742            9.299489                 12.68%                 203           2004
Portfolios, Inc. -           6.759875            8.252742                 22.08%                 203           2003
American Century VP          8.658367            6.759875                -21.93%                 203           2002
International Fund: Class    12.469801           8.658367                -30.57%                   0           2001
I - Q/NQ                     15.289171           12.469801               -18.44%              36,626           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.777622            11.032771                12.84%                 613           2004
Portfolios, Inc. -           8.008918            9.777622                 22.08%                 613           2003
American Century VP          10.000000           8.008918                -19.91%                 570           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.715318            10.542872                 8.52%                 404           2004
Portfolios, Inc. -           9.715318            9.715318                 22.47%                 404           2003
American Century VP Ultra    7.933115            7.933115                -20.67%                 178           2002*
Fund: Class I - Q/NQ         10.000000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    12.168003           13.640862                12.10%               1,904           2004
Portfolios, Inc. -           9.623047            12.168003                26.45%               2,271           2003
American Century VP Value    11.232186           9.623047                -14.33%               1,729           2002
Fund: Class I - Q/NQ         10.154779           11.232186                10.61%                 162           2001
                             8.765289            10.154779                15.85%               9,206           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.188610           10.570422                 3.75%                   0           2004
Portfolios II, Inc. -        10.000000           10.188610                 1.89%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.667800            10.608366                 9.73%                   0           2004
Funds - BB&T Capital         7.858057            9.667800                 23.03%                   0           2003
Manager Equity VIF - Q/NQ    10.177758           7.858057                -22.79%                   0           2002
                             10.000000           10.177758                 1.78%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.698627            10.762573                10.97%                   0           2004
Funds - BB&T Large Cap       8.001454            9.698627                 21.21%                   0           2003
Value VIF - Q/NQ             10.155780           8.001454                -21.21%                   0           2002
                             10.000000           10.155780                 1.56%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      8.804834            9.119011                  3.57%                   0           2004
Funds - BB&T Large Company   7.014233            8.804834                 25.53%                   0           2003
Growth VIF - Q/NQ            10.289305           7.014233                -31.83%                   0           2002
                             10.000000           10.289305                 2.89%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      11.002213           12.642611                14.91%                   0           2004
Funds - BB&T Mid Cap         8.216307            11.002213                33.91%                   0           2003
Growth VIF - Q/NQ            10.475068           8.216307                -21.56%                   0           2002
                             10.000000           10.475068                 4.75%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.105931            9.377684                 15.69%                   0           2004
Global Small Cap Portfolio   5.598697            8.105931                 44.78%                   0           2003
- Q/NQ                       8.672533            5.598697                -35.44%                   0           2002
                             12.396149           8.672533                -30.04%                   0           2001
                             15.595284           12.396149               -20.51%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.299122            9.336979                 12.51%                   0           2004
International Focus          6.359555            8.299122                 30.50%                   0           2003
Portfolio - Q/NQ             8.098098            6.359555                -21.47%                   0           2002
                             10.627648           8.098098                -23.80%                   0           2001
                             14.625579           10.627648               -27.34%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.120448            9.957039                  9.17%                   0           2004
Large Cap Value Portfolio    7.431583            9.120448                 22.73%                   0           2003
- Q/NQ                       9.855838            7.431583                -24.60%                   0           2002
                             9.958846            9.855838                 -1.03%                   0           2001
                             9.324847            9.958846                  6.80%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.233061           12.229431                19.51%                 705           2004
Portfolios - Small Cap       7.574621            10.233061                35.10%                 300           2003
Stock Index Portfolio:       10.000000           7.574621                -24.25%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         6.753010            7.032566                  4.14%                   0           2004
Responsible Growth Fund,     5.465865            6.753010                 23.55%                 837           2003
Inc.: Initial Shares - Q/NQ  7.845781            5.465865                -30.33%                 837           2002
                             10.336445           7.845781                -24.10%                 171           2001
                             11.848121           10.336445               -12.76%              19,564           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    7.907426            8.578259                  8.48%               3,856           2004
Inc.: Initial Shares - Q/NQ  6.282549            7.907426                 25.86%               7,888           2003
                             8.253345            6.282549                -23.88%               7,514           2002
                             9.586268            8.253345                -13.90%                 776           2001
                             10.775998           9.586268                -11.04%              89,971           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.544050            8.800191                  3.00%               1,245           2004
Investment Fund -            7.191435            8.544050                 18.81%               1,967           2003
Appreciation Portfolio:      8.806588            7.191435                -18.34%               2,279           2002
Initial Shares - Q/NQ        9.904915            8.806588                -11.09%                 162           2001
                             10.166971           9.904915                 -2.58%               7,007           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             10.905688           11.905706                 9.17%                   0           2004
Investment Fund -            8.445830            10.905688                29.13%                   0           2003
Developing Leaders           10.650860           8.445830                -20.70%                   0           2002
Portfolio:  Initial Shares   10.000000           10.650860                 6.51%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.548639           13.590818                17.68%                   0           2004
Investment Fund -            8.637753            11.548639                33.70%                   0           2003
International Value          10.036933           8.637753                -13.94%                   0           2002
Portfolio: Initial Shares    10.000000           10.036933                 0.37%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.286109           12.482613                 1.60%                 875           2004
- Federated Quality Bond     11.974186           12.286109                 2.60%                 943           2003
Fund II: Primary Shares -    11.172482           11.974186                 7.18%               2,848           2002
Q/NQ                         10.550300           11.172482                 5.90%                   0           2001
                             9.741035            10.550300                 8.31%               1,319           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.544098            10.423208                 9.21%              16,063           2004
Insurance Products Fund -    7.474825            9.544098                 27.68%              15,000           2003
VIP Equity-Income            9.184896            7.474825                -18.62%              14,972           2002
Portfolio: Service Class -   9.871006            9.184896                 -6.95%                 504           2001
Q/NQ                         9.294244            9.871006                  6.21%              29,366           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.709846            7.806203                  1.25%               1,131           2004
Insurance Products Fund -    5.921737            7.709846                 30.20%               4,605           2003
VIP Growth Portfolio:        8.652786            5.921737                -31.56%               4,547           2002
Service Class - Q/NQ         10.727787           8.652786                -19.34%                 732           2001
                             12.301489           10.727787               -12.79%              37,255           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.005701            8.592804                  7.33%                  97           2004
Insurance Products Fund -    6.430462            8.005701                 24.50%               3,092           2003
VIP High Income Portfolio:   6.329333            6.430462                  1.60%                   0           2002
Service Class - Q/NQ         7.327699            6.329333                -13.62%                   0           2001
                             9.656256            7.327699                -24.11%              15,687           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.748328            9.734736                 11.28%                   0           2004
Insurance Products Fund -    6.230312            8.748328                 40.42%                   0           2003
VIP Overseas Portfolio:      7.977219            6.230312                -21.90%                   0           2002
Service Class - Q/NQ         10.335636           7.977219                -22.82%                   0           2001
                             13.036900           10.335636               -20.72%              10,698           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.809048           12.028740                11.28%                 303           2004
Insurance Products Fund -    7.695341            10.809048                40.46%                   0           2003
VIP Overseas Portfolio:      10.000000           7.695341                -23.05%                   0           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.890473            11.185234                13.09%               8,199           2004
Insurance Products Fund II   7.858792            9.890473                 25.85%               7,199           2003
- VIP Contrafund(R)            8.849226            7.858792                -11.19%               4,959           2002
Portfolio: Service Class -   10.299521           8.849226                -14.08%                 420           2001
Q/NQ                         11.259347           10.299521                -8.52%              50,886           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.084062           10.314459                 2.28%                 367           2004
Insurance Products Fund II   10.000000           10.084062                 0.84%                 272           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.533465            6.858317                  4.97%               1,870           2004
Insurance Products Fund      5.138966            6.533465                 27.14%               1,870           2003
III - VIP Growth             6.712445            5.138966                -23.44%               1,870           2002
Opportunities Portfolio:     8.002263            6.712445                -16.12%                   0           2001
Service Class - Q/NQ         9.853171            8.002263                -18.78%               4,834           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.466264           12.815288                11.77%                 768           2004
Insurance Products Fund      7.411055            11.466264                54.72%                 483           2003
III - VIP Value Strategies   10.000000           7.411055                -25.89%                 220           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          12.301491           13.418100                 9.08%                   0           2004
Variable Insurance Trust -   8.817759            12.301491                39.51%                   0           2003
First Horizon Capital        11.051778           8.817759                -20.21%                   0           2002
Appreciation Portfolio -     10.000000           11.051778                10.52%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          9.353759            9.673743                  3.42%                 783           2004
Variable Insurance Trust -   7.418164            9.353759                 26.09%                 265           2003
First Horizon Core Stock     10.239405           7.418164                -27.55%                   0           2002
Portfolio - Q/NQ             10.000000           10.239405                 2.39%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton           10.173994           11.858367                16.56%                   0           2004
Variable Insurance           7.827971            10.173994                29.97%                   0           2003
Products Trust - Templeton   10.000000           7.827971                -21.72%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.730108           16.190131                17.92%                 279           2004
International Value Fund:    10.000000           13.730108                37.30%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    13.696747           15.542473                13.48%               2,839           2004
Index Fund: Class I - Q/NQ   10.374056           13.696747                32.03%               5,041           2003
                             12.492426           10.374056               -16.96%               3,484           2002
                             12.911023           12.492426                -3.24%                 324           2001
                             10.775998           12.911023                19.81%              89,971           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     10.772386           11.628808                 7.95%               2,297           2004
Income Bond Fund: Class I    8.985305            10.772386                19.89%               4,855           2003
- Q/NQ                       8.877656            8.985305                  1.21%               1,238           2002
                             8.688881            8.877656                  2.17%                 237           2001
                             9.660301            8.688881                -10.06%                 481           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.855897           12.852297                18.39%                   0           2004
Emerging Markets Fund:       6.699200            10.855897                62.05%                   0           2003
Class I - Q/NQ               8.060116            6.699200                -16.88%                   0           2002
                             8.670989            8.060116                 -7.05%                   0           2001
                             10.000000           8.670989                -13.29%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.106188           14.334085                18.40%                 888           2004
Emerging Markets Fund:       7.472752            12.106188                62.00%                   0           2003
Class III - Q/NQ             10.000000           7.472752                -25.27%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.148227           14.427987                18.77%                 270           2004
Financial Services Fund:     8.758376            12.148227                38.70%                   0           2003
Class III - Q/NQ             10.000000           8.758376                -12.42%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.246360           11.892009                 5.74%               2,813           2004
Health Sciences Fund:        8.386081            11.246360                34.11%               2,763           2003
Class III - Q/NQ             10.000000           8.386081                -16.14%               2,234           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.871458            2.936900                  2.28%                   0           2004
Technology and               1.886498            2.871458                 52.21%                   0           2003
Communications Fund: Class   3.362778            1.886498                -43.90%                   0           2002
I - Q/NQ                     5.988974            3.362778                -43.85%                   0           2001
                             10.000000           5.988974                -40.11%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.796562           11.038967                 2.25%                   0           2004
Technology and               7.095154            10.796562                52.17%                   0           2003
Communications Fund: Class   10.000000           7.095154                -29.05%                   0           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.596197            12.227013                27.42%               2,801           2004
Utilities Fund: Class III    7.881827            9.596197                 21.75%               2,740           2003
- Q/NQ                       10.000000           7.881827                -21.18%               2,262           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.273884           12.427143                 1.25%               2.567           2004
Government Bond Fund:        12.272524           12.273884                 0.01%               2,818           2003
Class I - Q/NQ               11.277822           12.272524                 8.82%               3,311           2002
                             10.725199           11.277822                 5.15%                  72           2001
                             9.718698            10.725199                10.36%              26,795           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.474066            4.744656                  6.05%                   0           2004
Fund: Class I - Q/NQ         3.437514            4.474066                 30.15%               6,020           2003
                             4.918714            3.437514                -30.11%               6,020           2002
                             6.981582            4.918714                -29.55%                   0           2001
                             9.691237            6.981582                -27.96%                 259           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.372114            7.134712                 11.97%                   0           2004
International Growth Fund:   4.791752            6.372114                 32.98%                   0           2003
Class I - Q/NQ               6.439422            4.791752                -25.59%                   0           2002
                             9.205983            6.439422                -30.05%                   0           2001
                             10.000000           9.205983                 -7.94%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.261213           11.505225                12.12%                   0           2004
International Growth Fund:   7.732842            10.261213                32.70%                   0           2003
Class III - Q/NQ             10.000000           7.732842                -22.67%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.440308           10.712983                 2.61%                 667           2004
Investor Destinations        9.867718            10.440308                 5.80%                 705           2003
Conservative Fund: Class     10.000000           9.867718                 -1.32%                 404           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.554142           11.089202                 5.07%               1,365           2004
Investor Destinations        9.467085            10.554142                11.48%               1,405           2003
Moderately Conservative      10.000000           9.467085                 -5.33%                 929           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.563437           11.345172                 7.40%               2,217           2004
Investor Destinations        8.973976            10.563437                17.71%               2,261           2003
Moderate Fund: Class II -    10.000000           8.973976                -10.26%               4,564           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.591735           11.641115                 9.91%               1,826           2004
Investor Destinations        8.529580            10.591735                24.18%               1,826           2003
Moderately Aggressive        10.000000           8.529580                -14.70%                 169           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.576701           11.825111                11.80%                   0           2004
Investor Destinations        8.180038            10.576701                29.30%                   0           2003
Aggressive Fund: Class II    10.000000           8.180038                -18.20%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   7.039364            7.960756                 13.09%               3,240           2004
Growth Fund: Class I - Q/NQ  5.123042            7.039364                 37.41%               2,828           2003
                             8.295955            5.123042                -38.25%               3,097           2002
                             12.142653           8.295955                -31.68%                   0           2001
                             14.633744           12.142653               -17.02%               7,807           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.538430           10.416772                -1.15%                 274           2004
Market Fund: Class I - Q/NQ  10.681191           10.538430                -1.34%                 155           2003
                             10.763223           10.681191                -0.76%                  47           2002
                             10.596630           10.763223                 1.57%                   0           2001
                             10.191993           10.596630                 3.97%              54,546           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.268230            8.897570                  7.61%               2,228           2004
Nationwide Fund: Class I -   6.613060            8.268230                 25.03%               2,210           2003
Q/NQ                         8.160969            6.613060                -18.97%               1,884           2002
                             9.440134            8.160969                -13.55%                 314           2001
                             9.835355            9.440134                 -4.02%               7,818           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.170073           13.008254                16.46%                   0           2004
Nationwide Leaders Fund:     9.070448            11.170073                23.15%                   0           2003
Class III - Q/NQ             10.000000           9.070448                 -9.30%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.120418           12.260664                10.25%                 309           2004
Growth Leaders Fund: Class   7.441956            11.120418                49.43%                   0           2003
III - Q/NQ                   10.000000           7.441956                -25.58%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           7.455683            8.455560                 13.41%                   0           2004
Worldwide Leaders Fund:      5.588592            7.455683                 33.41%                   0           2003
Class I - Q/NQ               7.639563            5.588592                -26.85%                   0           2002
                             9.597955            7.639563                -20.40%                   0           2001
                             11.163349           9.597955                -14.02%                 261           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.507152           15.318567                13.41%                   0           2004
Worldwide Leaders Fund:      10.000000           13.507152                35.07%                 580           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.520788           13.923705                11.20%               1,812           2004
Fund: Class I - Q/NQ         13.507152           12.520788                31.65%               1,570           2003
                             9.510606            9.510606                -34.59%               1,718           2002
                             14.540363           14.540363               -12.59%                   0           2001
                             16.634699           16.634699               -17.80%               4,291           2000*
                             20.236462
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    17.588746           20.229150                15.01%               2,345           2004
Fund: Class I - Q/NQ         11.436036           17.588746                53.80%               2,625           2003
                             16.013702           11.436036               -28.59%               2,353           2002
                             12.733436           16.013702                25.76%                 113           2001
                             11.677418           12.733436                 9.04%               4,708           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      15.435486           18.013574                16.70%               3,018           2004
Fund: Class I - Q/NQ         11.163516           15.435486                38.27%               2,675           2003
                             13.772426           11.163516               -18.94%               2,068           2002
                             15.057727           13.772426                -8.54%                 183           2001
                             14.100980           15.057727                 6.78%               9,183           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        8.719260            9.275205                  6.38%               5,462           2004
Balanced Fund: Class I -     7.509706            8.719260                 16.11%               7,841           2003
Q/NQ                         8.734629            7.509706                -14.02%               5,334           2002
                             9.249263            8.734629                 -5.56%                   0           2001
                             9.465417            9.249263                 -2.28%               8,305           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         7.682654            8.851094                 15.21%                 548           2004
Comstock Value Fund: Class   5.961415            7.682654                 28.87%                 548           2003
I - Q/NQ                     8.122414            5.961415                -26.61%                 247           2002
                             9.431156            8.122414                -13.88%                   0           2001
                             10.760775           9.431156                -12.36%              10,061           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.083481           12.621996                 4.46%                 608           2004
Sector Bond Fund: Class I    10.991915           12.083481                 9.93%                 587           2003
- Q/NQ                       10.456814           10.991915                 5.12%                 462           2002
                             10.237115           10.456814                 2.15%                 209           2001
                             9.880904            10.237115                 3.61%               5,401           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.335773                13.36%                   0           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.023371            6.967145                 15.67%               2,762           2004
Portfolio: Service Shares    5.109290            6.023371                 17.89%               2,659           2003
- Q/NQ                       6.198324            5.109290                -17.57%               1,932           2002
                             8.088130            6.198324                -23.37%                 412           2001
                             10.000000           8.088130                -19.12%              72,579           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.303823            3.257732                 -1.40%                 265           2004
Global Technology            2.300349            3.303823                 43.62%                 265           2003
Portfolio: Service Shares    3.972038            2.300349                -42.09%               2,909           2002
- Q/NQ                       6.463807            3.972038                -38.55%                 265           2001
                             10.000000           6.463807                -35.36%              50,902           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.187572           10.072352                -1.13%                   9           2004
Global Technology            7.061561            10.187572                44.27%                   0           2003
Portfolio: Service II        10.000000           7.061561                -29.38%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.856236            6.815092                 16.37%                   0           2004
International Growth         4.439471            5.856236                 31.91%                   0           2003
Portfolio: Service Shares    6.098839            4.439471                -27.21%                   0           2002
- Q/NQ                       8.124596            6.098839                -24.93%                   0           2001
                             10.000000           8.124596                -18.75%              28,745           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.166316           11.833234                16.40%               1,277           2004
International Growth         7.706084            10.166316                31.93%                 965           2003
Portfolio: Service II        10.000000           7.706084                -22.94%                 532           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.141666           13.984139                15.17%                   0           2004
Risk-Managed Core            10.000000           12.141666                21.42%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.878710            10.082381                13.56%                   0           2004
Management Trust - AMT       6.872361            8.878710                 29.19%                   0           2003
Guardian Portfolio - Q/NQ    9.529703            6.872361                -27.88%                   0           2002
                             9.869229            9.529703                 -3.44%                   0           2001
                             9.951814            9.869229                 -0.83%               8,310           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.968174            9.849942                 -1.19%                   0           2004
Management Trust - AMT       10.000000           9.968174                 -0.32%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.887039            10.134807                14.04%               3,172           2004
Management Trust - AMT       7.076993            8.887039                 25.58%               3,013           2003
Mid-Cap Growth Portfolio:    10.215088           7.076993                -30.72%               1,777           2002
Class I - Q/NQ               13.827826           10.215088               -26.13%                   0           2001
                             15.238417           13.827826                -9.26%              13,566           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.793708            10.258387                16.66%                   0           2004
Management Trust - AMT       6.638920            8.793708                 32.46%                   0           2003
Partners Portfolio - Q/NQ    8.926202            6.638920                -25.62%                   0           2002
                             9.369810            8.926202                 -4.73%                   0           2001
                             9.488501            9.369810                 -1.25%                 232           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.236012                12.36%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.203305            9.634122                 17.44%                 932           2004
Account Funds -              6.661537            8.203305                 23.14%                 932           2003
Oppenheimer Aggressive       9.409133            6.661537                -29.20%                 880           2002
Growth Fund/VA:              13.963970           9.409133                -32.62%                   0           2001
Non-Service Shares - Q/NQ    16.043574           13.963970               -12.96%              15,234           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.834176            10.311271                 4.85%              10,382           2004
Account Funds -              7.659427            9.834176                 28.39%               9,980           2003
Oppenheimer Capital          10.680788           7.659427                -28.29%               8,520           2002
Appreciation Fund/VA:        12.462062           10.680788               -14.29%                 158           2001
Non-Service Shares - Q/NQ    12.737936           12.462062                -2.17%              14,643           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.746892            10.219918                16.84%               8,925           2004
Account Funds -              6.237297            8.746892                 40.24%               9,931           2003
Oppenheimer Global           8.169938            6.237297                -23.66%              10,664           2002
Securities Fund/VA:          9.474001            8.169938                -13.76%                 176           2001
Non-Service Shares - Q/NQ    10.000000           9.474001                 -5.26%              13,896           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.166030           16.556153                16.87%               2,323           2004
Account Funds -              10.000000           14.166030                41.66%               1,408           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.391578            9.006305                  7.33%               5,054           2004
Account Funds -              6.753762            8.391578                 24.25%               8,329           2003
Oppenheimer Main Street(R)     8.482808            6.753762                -20.38%               8,719           2002
Fund/VA: Non-Service         9.631127            8.482808                -11.92%                 321           2001
Shares - Q/NQ                10.766408           9.631127                -10.54%              22,952           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.871536            10.283530                15.92%               4,523           2004
II, Inc.: Investor Class -   6.603890            8.871536                 34.34%               7,898           2003
Q/NQ                         9.203790            6.603890                -28.25%               7,728           2002
                             9.749061            9.203790                 -5.59%                  32           2001
                             10.000000           9.749061                 -2.73%              14,541           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.716758           19.119244                 7.92%                 408           2004
Institutional Funds, Inc.    14.131254           17.716758                25.37%               1,855           2003
- Emerging Markets Debt      13.195391           14.131254                 7.09%                   0           2002
Portfolio: Class I - Q/NQ    12.224582           13.195391                 7.94%                   0           2001
                             11.191935           12.224582                 9.23%               2,924           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.107185           11.633387                15.10%                   0           2004
Institutional Funds, Inc.    8.089937            10.107185                24.94%                   0           2003
- International Magnum       10.000000           8.089937                -19.10%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.576363            6.648490                 19.23%               1,133           2004
Institutional Funds, Inc.    4.011657            5.576363                 39.00%               1,133           2003
- Mid Cap Growth             5.943437            4.011657                -32.50%               1,097           2002
Portfolio: Class I- Q/NQ     8.576684            5.943437                -30.70%                   0           2001
                             10.000000           8.576684                -14.23%                 649           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.958607           21.342572                33.74%               4,663           2004
Institutional Funds, Inc.    11.835803           15.958607                34.83%               4,770           2003
- U.S. Real Estate           12.166987           11.835803                -2.72%               3,662           2002
Portfolio: Class I - Q/NQ    11.298429           12.166987                 7.69%                  61           2001
                             10.889793           11.298429                 3.75%               2,698           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.297423           15.179571                23.44%                   0           2004
Insurance Trust -            8.133920            12.297423                51.19%                   0           2003
Worldwide Emerging Markets   8.543787            8.133920                 -4.80%                   0           2002
Fund: Initial Class - Q/NQ   8.875639            8.543787                 -3.74%                   0           2001
                             15.570329           8.875639                -43.00%               3,039           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.563429                25.63%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.933607           15.754131                21.81%                   0           2004
Insurance Trust -            9.110404            12.933607                41.97%                   0           2003
Worldwide Hard Assets        9.562673            9.110404                 -4.73%                   0           2002
Fund: Initial Class - Q/NQ   10.891686           9.562673                -12.20%                   0           2001
                             9.970287            10.891686                 9.24%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.421213                24.21%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.620573            10.344787                 7.53%                   0           2004
Funds - Diversified Stock    7.269573            9.620573                 32.34%                   0           2003
Fund: Class A - Q/NQ         9.684882            7.269573                -24.94%                   0           2002
                             9.847382            9.684882                 -1.65%                   0           2001
                             10.000000           9.847382                 -1.53%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 2.00%)

   (Variable account charges of 2.00% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.279639            9.777971                  5.37%                   0           2004
Funds - AIM V.I. Balanced    8.137432            9.279639                 14.04%                   0           2003
Fund: Series I Shares -      10.016461           8.137432                -18.76%                   0           2002
Q/NQ                         10.000000           10.016461                 0.61%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.866086            9.094856                  2.58%                   0           2004
Funds - AIM V.I. Blue Chip   7.229178            8.866086                 22.64%                   0           2003
Fund: Series I Shares -      9.990609            7.229178                -27.64%                   0           2002
Q/NQ                         10.000000           9.990609                 -0.09%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.685018            10.120238                 4.49%                   0           2004
Funds - AIM V.I. Capital     7.630071            9.685018                 26.93%                   0           2003
Appreciation Fund: Series    10.293031           7.630071                -25.87%                   0           2002
I Shares - Q/NQ              10.000000           10.293031                 2.93%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.022543           10.703041                 6.79%                   0           2004
Funds - AIM V.I. Core        8.219646            10.022543                21.93%                   0           2003
Stock Fund: Series I         9.935895            8.219646                -17.27%                   0           2002
Shares - Q/NQ                10.000000           9.935895                 -0.64%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.308115           12.527090                21.53%                   0           2004
Funds - AIM V.I.             8.149815            10.308115                26.48%                   0           2003
International Growth Fund:   10.000000           8.149815                -18.50%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.448472            8.757416                  3.66%                   0           2004
Funds - AIM V.I. Premier     6.892183            8.448472                 22.58%                   0           2003
Equity Fund: Series I        10.084598           6.892183                -31.66%                   0           2002
Shares - Q/NQ                10.000000           10.084598                 0.85%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.567953            9.487595                 10.73%                 969           2004
Portfolios, Inc. -           6.758745            8.567953                 26.77%                 973           2003
American Century VP Income   8.553813            6.758745                -20.99%                 974           2002
& Growth Fund: Class I -     9.525172            8.553813                -10.20%                 867           2001
Q/NQ                         10.872664           9.525172                -12.39%               7,411           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.233125            9.272654                 12.63%                   0           2004
Portfolios, Inc. -           6.747247            8.233125                 22.02%                   0           2003
American Century VP          8.646608            6.747247                -21.97%                 224           2002
International Fund: Class    12.459273           8.646608                -30.60%                 222           2001
I - Q/NQ                     15.284018           12.459273               -18.48%               3,058           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.769298            11.017767                12.78%                 240           2004
Portfolios, Inc. -           8.006178            9.769298                 22.02%                 194           2003
American Century VP          10.000000           8.006178                -19.94%                 113           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.707050            10.528529                 8.46%                 395           2004
Portfolios, Inc. -           7.930404            9.707050                 22.40%                 108           2003
American Century VP Ultra    10.000000           7.930404                -20.70%                   8           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    12.139101           13.601526                12.05%               8,115           2004
Portfolios, Inc. -           9.605080            12.139101                26.38%               8,235           2003
American Century VP Value    11.216937           9.605080                -14.37%               6,564           2002
Fund: Class I - Q/NQ         10.146205           11.216937                10.55%               1,546           2001
                             8.762324            10.146205                15.79%               3,972           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.185123           10.561415                 3.69%               1,147           2004
Portfolios II, Inc. -        10.000000           10.185123                 1.85%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.657343            10.591495                 9.67%                   0           2004
Funds - BB&T Capital         7.853558            9.657343                 22.97%                   0           2003
Manager Equity VIF - Q/NQ    10.177118           7.853558                -22.83%                   0           2002
                             10.000000           10.177118                 1.77%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.688129            10.745429                10.91%                   0           2004
Funds - BB&T Large Cap       7.996867            9.688129                 21.15%                   0           2003
Value VIF - Q/NQ             10.155140           7.996867                -21.25%                   0           2002
                             10.000000           10.155140                 1.55%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      8.795297            9.104498                  3.52%                   0           2004
Funds - BB&T Large Company   7.010206            8.795297                 25.46%                   0           2003
Growth VIF - Q/NQ            10.288659           7.010206                -31.86%                   0           2002
                             10.000000           10.288659                 2.89%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      10.990306           12.622482                14.85%                   0           2004
Funds - BB&T Mid Cap         8.211593            10.990306                33.84%                   0           2003
Growth VIF - Q/NQ            10.474412           8.211593                -21.60%                   0           2002
                             10.000000           10.474412                 4.74%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.086661            9.350619                 15.63%                   0           2004
Global Small Cap Portfolio   5.588226            8.086661                 44.71%                   0           2003
- Q/NQ                       8.660749            5.588226                -35.48%                   0           2002
                             12.385672           8.660749                -30.07%                   0           2001
                             15.590018           12.385672               -20.55%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.279397            9.310043                 12.45%                   0           2004
International Focus          6.347674            8.279397                 30.43%                   0           2003
Portfolio - Q/NQ             8.087096            6.347674                -21.51%                   0           2002
                             10.618671           8.087096                -23.84%                   0           2001
                             14.620650           10.618671               -27.37%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.098784            9.928320                  9.12%                   0           2004
Large Cap Value Portfolio    7.417702            9.098784                 22.66%                   0           2003
- Q/NQ                       9.842448            7.417702                -24.64%                   0           2002
                             9.950424            9.842448                 -1.09%                   0           2001
                             9.321684            9.950424                  6.74%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.224364           12.212803                19.45%                   0           2004
Portfolios - Small Cap       7.572039            10.224364                35.03%                   0           2003
Stock Index Portfolio:       10.000000           7.572039                -24.28%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         6.736948            7.012263                  4.09%                   0           2004
Responsible Growth Fund,     5.455641            6.736948                 23.49%                   0           2003
Inc.: Initial Shares - Q/NQ  7.835121            5.455641                -30.37%                 295           2002
                             10.327709           7.835121                -24.13%                 295           2001
                             11.844117           10.327709               -12.80%               5,228           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    7.888621            8.553497                  8.43%               4,171           2004
Inc.: Initial Shares - Q/NQ  6.270812            7.888621                 25.80%               2,394           2003
                             8.242137            6.270812                -23.92%               2,143           2002
                             9.578167            8.242137                -13.95%                   0           2001
                             10.772356           9.578167                -11.09%              44,846           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.523748            8.774806                  2.95%               2,475           2004
Investment Fund              7.178001            8.523748                 18.75%               2,160           2003
-Appreciation Portfolio:     8.794635            7.178001                -18.38%                 652           2002
Initial Shares - Q/NQ        9.896545            8.794635                -11.13%                   0           2001
                             10.163530           9.896545                 -2.63%               6,830           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             10.893880           11.886758                 9.11%                   0           2004
Investment Fund -            8.440984            10.893880                29.06%                   0           2003
Developing Leaders           10.650190           8.440984                -20.74%                   0           2002
Portfolio:  Initial Shares   10.000000           10.650190                 6.50%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.536161           13.569205                17.62%                   0           2004
Investment Fund -            8.632815            11.536161                33.63%                   0           2003
International Value          10.036306           8.632815                -13.98%                   0           2002
Portfolio: Initial Shares    10.000000           10.036306                 0.36%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.256937           12.446617                 1.55%               3,517           2004
- Federated Quality Bond     11.951842           12.256937                 2.55%               3,112           2003
Fund II: Primary Shares -    11.157316           11.951842                 7.12%               2,600           2002
Q/NQ                         10.541374           11.157316                 5.84%               1,571           2001
                             9.737734            10.541374                 8.25%               4,658           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.521414            10.393148                 9.16%              10,007           2004
Insurance Products Fund -    7.460863            9.521414                 27.62%              10,031           2003
VIP Equity-Income            9.172426            7.460863                -18.66%               4,751           2002
Portfolio: Service Class -   9.862672            9.172426                 -7.00%                 197           2001
Q/NQ                         9.291096            9.862672                  6.15%              11,143           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.691507            7.783662                  1.20%               2,903           2004
Insurance Products Fund -    5.910677            7.691507                 30.13%               2,901           2003
VIP Growth Portfolio:        8.641032            5.910677                -31.60%               2,411           2002
Service Class - Q/NQ         10.718728           8.641032                -19.38%                 802           2001
                             12.297338           10.718728               -12.84%              39,859           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.986680            8.568021                  7.28%                 460           2004
Insurance Products Fund -    6.418462            7.986680                 24.43%                 616           2003
VIP High Income Portfolio:   6.320746            6.418462                  1.55%                 328           2002
Service Class - Q/NQ         7.321509            6.320746                -13.67%                   7           2001
                             9.652998            7.321509                -24.15%               1,192           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.727539            9.706658                 11.22%                   0           2004
Insurance Products Fund -    6.218666            8.727539                 40.34%                   0           2003
VIP Overseas Portfolio:      7.966381            6.218666                -21.94%                   0           2002
Service Class - Q/NQ         10.326913           7.966381                -22.86%                   0           2001
                             13.032507           10.326913               -20.76%               7,731           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.799864           12.012398                11.23%                  84           2004
Insurance Products Fund -    7.692711            10.799864                40.39%                  31           2003
VIP Overseas Portfolio:      10.000000           7.692711                -23.07%                   6           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.866963            11.152948                13.03%               3,194           2004
Insurance Products Fund II   7.844111            9.866963                 25.79%               1,843           2003
- VIP Contrafund(R)            8.837210            7.844111                -11.24%                 432           2002
Portfolio: Service Class -   10.290816           8.837210                -14.13%                 155           2001
Q/NQ                         11.255543           10.290816                -8.57%              24,879           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.080627           10.305686                 2.23%                   0           2004
Insurance Products Fund II   10.000000           10.080627                 0.81%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.517942            6.838535                  4.92%                   0           2004
Insurance Products Fund      5.129369            6.517942                 27.07%                   0           2003
III - VIP Growth             6.703332            5.129369                -23.48%                   0           2002
Opportunities Portfolio:     7.995493            6.703332                -16.16%                   0           2001
Service Class - Q/NQ         9.849830            7.995493                -18.83%              10,669           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.456515           12.797874                11.71%               1,294           2004
Insurance Products Fund      7.408523            11.456515                54.64%               1,294           2003
III - VIP Value Strategies   10.000000           7.408523                -25.91%               1,294           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          12.286903           13.395360                 9.02%                 210           2004
Variable Insurance Trust -   8.811787            12.286903                39.44%                 210           2003
First Horizon Capital        11.049951           8.811787                -20.25%                 210           2002
Appreciation Portfolio -     10.000000           11.049951                10.50%                 209           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          9.342673            9.657353                  3.37%               4,724           2004
Variable Insurance Trust -   7.413151            9.342673                 26.03%               4,804           2003
First Horizon Core Stock     10.237721           7.413151                -27.59%               2,258           2002
Portfolio - Q/NQ             10.000000           10.237721                 2.38%                 449           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton           10.165359           11.842271                16.50%                   0           2004
Variable Insurance           7.825300            10.165359                29.90%                   0           2003
Products Trust - Templeton   10.000000           7.825300                -21.75%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.725434           16.176362                17.86%                 226           2004
International Value Fund:    10.000000           13.725434                37.25%                  35           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    13.664186           15.497629                13.42%               4,340           2004
Index Fund: Class I - Q/NQ   10.354673           13.664186                31.96%               4,360           2003
                             12.475451           10.354673               -17.00%               1,857           2002
                             12.900103           12.475451                -3.29%                 100           2001
                             11.424623           12.900103                12.91%               1,359           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     10.746806           11.595276                 7.90%                 473           2004
Income Bond Fund: Class I    8.968533            10.746806                19.83%                 448           2003
- Q/NQ                       8.865607            8.968533                  1.16%                 388           2002
                             8.681541            8.865607                  2.12%                   0           2001
                             9.657039            8.681541                -10.10%                 572           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.837926           12.824480                18.33%                   0           2004
Emerging Markets Fund:       6.691513            10.837926                61.97%                   0           2003
Class I - Q/NQ               8.054985            6.691513                -16.93%                   0           2002
                             8.669923            8.054985                 -7.09%                   0           2001
                             10.000000           8.669923                -13.30%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.095873           14.314567                18.34%               2,305           2004
Emerging Markets Fund:       7.470195            12.095873                61.92%               2,043           2003
Class III - Q/NQ             10.000000           7.470195                -25.30%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.136261           14.406429                18.71%                  70           2004
Financial Services Fund:     8.754210            12.136261                38.63%                  63           2003
Class III - Q/NQ             10.000000           8.754210                -12.46%                  53           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.235294           11.874251                 5.69%                  70           2004
Health Sciences Fund:        8.382091            11.235294                34.04%                  63           2003
Class III - Q/NQ             10.000000           8.382091                -16.18%                  53           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.866690            2.930529                  2.23%                   0           2004
Technology and               1.884332            2.866690                 52.13%                   0           2003
Communications Fund: Class   3.360632            1.884332                -43.93%                   0           2002
I - Q/NQ                     5.988233            3.360632                -43.88%                   0           2001
                             10.000000           5.988233                -40.12%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.787384           11.023967                 2.19%                   0           2004
Technology and               7.092725            10.787384                52.09%                   0           2003
Communications Fund: Class   10.000000           7.092725                -29.07%                   0           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.586753            12.208744                27.35%                 303           2004
Utilities Fund: Class III    7.878079            9.586753                 21.69%                   0           2003
- Q/NQ                       10.000000           7.878079                -21.22%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.244763           12.391329                 1.20%              28,007           2004
Government Bond Fund:        12.249649           12.244763                -0.04%              31,111           2003
Class I - Q/NQ               11.262532           12.249649                 8.76%              13,625           2002
                             10.716144           11.262532                 5.10%               4,290           2001
                             9.715414            10.716144                10.30%                 678           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.463437            4.730977                  5.99%                   0           2004
Fund: Class I - Q/NQ         3.431088            4.463437                 30.09%                   0           2003
                             4.912027            3.431088                -30.15%                   0           2002
                             6.975678            4.912027                -29.58%                   0           2001
                             9.687960            6.975678                -28.00%               1,021           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.361569            7.119284                 11.91%                   0           2004
International Growth Fund:   4.786253            6.361569                 32.91%                   0           2003
Class I - Q/NQ               6.435329            4.786253                -25.63%                   0           2002
                             9.204854            6.435329                -30.09%                   0           2001
                             10.000000           9.204854                 -7.95%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.252483           11.489572                12.07%                   0           2004
International Growth Fund:   7.730205            10.252483                32.63%                   0           2003
Class III - Q/NQ             10.000000           7.730205                -22.70%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.430034           10.696990                 2.56%                 176           2004
Investor Destinations        9.863036            10.430034                 5.75%               1,827           2003
Conservative Fund: Class     10.000000           9.863036                 -1.37%               4,389           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.543755           11.072641                 5.02%               9,877           2004
Investor Destinations        9.462587            10.543755                11.43%              10,402           2003
Moderately Conservative      10.000000           9.462587                 -5.37%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.553029           11.328215                 7.35%               3,996           2004
Investor Destinations        8.969704            10.553029                17.65%               9,209           2003
Moderate Fund: Class II -    10.000000           8.969704                -10.30%               1,709           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.581287           11.623715                 9.85%               7,966           2004
Investor Destinations        8.525519            10.581287                24.11%              13,294           2003
Moderately Aggressive        10.000000           8.525519                -14.74%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.566284           11.807448                11.75%               6,853           2004
Investor Destinations        8.176147            10.566284                29.23%               7,075           2003
Aggressive Fund: Class II    10.000000           8.176147                -18.24%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   7.022639            7.937786                 13.03%               1,484           2004
Growth Fund: Class I - Q/NQ  5.113464            7.022639                 37.34%               1,308           2003
                             8.284669            5.113464                -38.28%                 944           2002
                             12.132394           8.284669                -31.71%                 550           2001
                             14.628811           12.132394               -17.07%               7,641           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.513346           10.386676                -1.20%              10,223           2004
Market Fund: Class I - Q/NQ  10.661204           10.513346                -1.39%               9,951           2003
                             10.748564           10.661204                -0.81%               1,546           2002
                             10.587626           10.748564                 1.52%                   0           2001
                             10.188503           10.587626                 3.92%             104,628           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.248587            8.871909                  7.56%                 394           2004
Nationwide Fund: Class I -   6.600705            8.248587                 24.97%                 394           2003
Q/NQ                         8.149891            6.600705                -19.01%                 224           2002
                             9.432157            8.149891                -13.59%                  18           2001
                             9.832030            9.432157                 -4.07%               8,118           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.159055           12.988794                16.40%                   0           2004
Nationwide Leaders Fund:     9.066130            11.159055                23.09%                   0           2003
Class III - Q/NQ             10.000000           9.066130                 -9.34%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.109474           12.242350                10.20%               1,301           2004
Growth Leaders Fund: Class   7.438420            11.109474                49.35%               1,301           2003
III - Q/NQ                   10.000000           7.438420                -25.62%               1,301           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           7.437963            8.431164                 13.35%                   0           2004
Worldwide Leaders Fund:      5.578154            7.437963                 33.34%                   0           2003
Class I - Q/NQ               7.629195            5.578154                -26.88%                   0           2002
                             9.589849            7.629195                -20.45%                   0           2001
                             11.159579           9.589849                -14.07%                 382           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.502549           15.305550                13.35%                   0           2004
Worldwide Leaders Fund:      10.000000           13.502549                35.03%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.491041           13.883550                11.15%                  63           2004
Fund: Class I - Q/NQ         9.492834            12.491041                31.58%                  55           2003
                             14.520604           9.492834                -34.63%                 106           2002
                             16.620645           14.520604               -12.64%                  60           2001
                             20.229644           16.620645               -17.84%               6,080           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    17.546948           20.170796                14.95%               4,813           2004
Fund: Class I - Q/NQ         11.414665           17.546948                53.72%               4,833           2003
                             15.991958           11.414665               -28.62%               1,774           2002
                             12.722678           15.991958                25.70%                  50           2001
                             11.673473           12.722678                 8.99%               7,680           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      15.398826           17.961627                16.64%               1,799           2004
Fund: Class I - Q/NQ         11.142675           15.398826                38.20%               1,836           2003
                             13.753727           11.142675               -18.98%               1,194           2002
                             15.045018           13.753727                -8.58%                  45           2001
                             14.096223           15.045018                 6.73%               6,390           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        8.698529            9.248425                  6.32%                 693           2004
Balanced Fund: Class I -     7.495672            8.698529                 16.05%                 693           2003
Q/NQ                         8.722767            7.495672                -14.07%                 548           2002
                             9.241446            8.722767                 -5.61%                   0           2001
                             9.462219            9.241446                 -2.33%              11,726           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         7.664394            8.825553                 15.15%                 331           2004
Comstock Value Fund: Class   5.950275            7.664394                 28.81%                  83           2003
I - Q/NQ                     8.111382            5.950275                -26.64%                   0           2002
                             9.423183            8.111382                -13.92%                   0           2001
                             10.757138           9.423183                -12.40%               5,842           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.054794           12.585616                 4.40%                 385           2004
Sector Bond Fund: Class I    10.971409           12.054794                 9.87%                 227           2003
- Q/NQ                       10.442637           10.971409                 5.06%                 101           2002
                             10.228476           10.442637                 2.09%                   4           2001
                             9.877567            10.228476                 3.55%               1,495           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.331952                13.32%                   0           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   6.011309            6.949648                 15.61%              11,489           2004
Portfolio: Service Shares    5.101659            6.011309                 17.83%              11,358           2003
- Q/NQ                       6.192214            5.101659                -17.61%                 612           2002
                             8.084324            6.192214                -23.40%                   0           2001
                             10.000000           8.084324                -19.16%              42,015           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.297208            3.249553                 -1.45%                   0           2004
Global Technology            2.296907            3.297208                 43.55%                   0           2003
Portfolio: Service Shares    3.968131            2.296907                -42.12%                 266           2002
- Q/NQ                       6.460766            3.968131                -38.58%                 266           2001
                             10.000000           6.460766                -35.39%              56,932           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.178910           10.058657                -1.18%                   0           2004
Global Technology            7.059137            10.178910                44.19%                   0           2003
Portfolio: Service II        10.000000           7.059137                -29.41%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.844498            6.797949                 16.31%                   0           2004
International Growth         4.432838            5.844498                 31.85%                   0           2003
Portfolio: Service Shares    6.092844            4.432838                -27.25%                   0           2002
- Q/NQ                       8.120779            6.092844                -24.97%                 151           2001
                             10.000000           8.120779                -18.79%              24,232           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.157673           11.817150                16.34%                   0           2004
International Growth         7.703455            10.157673                31.86%                   0           2003
Portfolio: Service II        10.000000           7.703455                -22.97%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.137534           13.972243                15.12%                   0           2004
Risk-Managed Core            10.000000           12.137534                21.38%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.857629            10.053318                13.50%               9,742           2004
Management Trust - AMT       6.859526            8.857629                 29.13%               9,721           2003
Guardian Portfolio - Q/NQ    9.516777            6.859526                -27.92%                   7           2002
                             9.860901            9.516777                 -3.49%                 142           2001
                             9.948455            9.860901                 -0.88%               1,946           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.964766            9.841564                 -1.24%                   0           2004
Management Trust - AMT       10.000000           9.964766                 -0.35%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.865868            10.105501                13.98%                 756           2004
Management Trust - AMT       7.063746            8.865868                 25.51%                 756           2003
Mid-Cap Growth Portfolio:    10.201196           7.063746                -30.76%                 310           2002
Class I - Q/NQ               13.816124           10.201196               -26.16%                 105           2001
                             15.233263           13.816124                -9.30%              16,154           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.772807            10.228792                16.60%                 145           2004
Management Trust - AMT       6.626511            8.772807                 32.39%                 114           2003
Partners Portfolio - Q/NQ    8.914065            6.262511                -25.66%                  74           2002
                             9.361884            8.914065                 -4.78%                   0           2001
                             9.485289            9.361884                 -1.30%               1,283           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.232231                12.32%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.183801            9.606312                 17.38%                   0           2004
Account Funds -              6.649079            8.183801                 23.08%                   0           2003
Oppenheimer Aggressive       9.396346            6.649079                -29.24%                   0           2002
Growth Fund/VA:              13.952164           9.396346                -32.65%                   0           2001
Non-Service Shares - Q/NQ    16.038152           13.952164               -13.01%              15,841           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.810803            10.281519                 4.80%               4,702           2004
Account Funds -              7.645123            9.810803                 28.33%               4,731           2003
Oppenheimer Capital          10.666285           7.645123                -28.32%               4,116           2002
Appreciation Fund/VA:        12.451546           10.666285               -14.34%                 369           2001
Non-Service Shares - Q/NQ    12.733633           12.451546                -2.22%              14,466           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.730549            10.195624                16.78%              18,903           2004
Account Funds -              6.228810            8.730549                 40.16%              18,903           2003
Oppenheimer Global           8.162980            6.228810                -23.69%               7,235           2002
Securities Fund/VA:          9.470811            8.162980                -13.81%                  93           2001
Non-Service Shares - Q/NQ    10.000000           9.470811                 -5.29%                 682           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.161203           16.542076                16.81%               1,021           2004
Account Funds -              10.000000           14.161203                41.61%               1,077           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.371640            8.980316                  7.27%               1.419           2004
Account Funds -              6.741147            8.371640                 24.19%                 599           2003
Oppenheimer Main Street(R)     8.471286            6.741147                -20.42%                 486           2002
Fund/VA: Non-Service         9.622980            8.471286                -11.97%                   5           2001
Shares - Q/NQ                10.762760           9.622980                -10.59%              36,827           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.854942            10.259054                15.86%               7,760           2004
II, Inc.: Investor Class -   6.594900            8.854942                 34.27%               7,849           2003
Q/NQ                         9.195957            6.594900                -28.28%               2,073           2002
                             9.745774            9.195957                 -5.64%                   0           2001
                             10.000000           9.745774                 -2.76%               6,431           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.674709           19.064141                 7.86%                 932           2004
Institutional Funds, Inc.    14.104889           17.674709                25.31%               1,779           2003
- Emerging Markets Debt      13.177483           14.104889                 7.04%                 949           2002
Portfolio: Class I - Q/NQ    12.214257           13.177483                 7.89%                   0           2001
                             11.188158           12.214257                 9.17%                 339           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.098577           11.617554                15.04%                   0           2004
Institutional Funds, Inc.    8.087169            10.098577                24.87%                   0           2003
- International Magnum       10.000000           8.087169                -19.13%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.565946            6.632688                 19.17%                 356           2004
Institutional Funds, Inc.    4.006200            5.565946                 38.93%                 292           2003
- Mid Cap Growth             5.938379            4.006200                -32.54%                 194           2002
Portfolio: Class I- Q/NQ     8.573789            5.938379                -30.74%                   8           2001
                             10.000000           8.573789                -14.26%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.920683           21.280993                33.67%               7,145           2004
Institutional Funds, Inc.    11.813686           15.920683                34.76%               8,051           2003
- U.S. Real Estate           12.150459           11.813686                -2.77%               3,619           2002
Portfolio: Class I - Q/NQ    11.288871           12.150459                 7.63%               1,407           2001
                             10.882088           11.288871                 3.74%                 104           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.268194           15.135770                23.37%                   0           2004
Insurance Trust -            8.118717            12.268194                51.11%                   0           2003
Worldwide Emerging Markets   8.532179            8.118717                 -4.85%                   0           2002
Fund: Initial Class - Q/NQ   8.868130            8.532179                 -3.79%                   0           2001
                             15.565075           8.868130                -43.03%               4,668           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.559185                25.59%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.902900           15.708711                21.75%                   0           2004
Insurance Trust -            9.093406            12.902900                41.89%                   0           2003
Worldwide Hard Assets        9.549690            9.093406                 -4.78%                   0           2002
Fund: Initial Class - Q/NQ   10.882498           9.549690                -12.25%                   0           2001
                             9.966921            10.882498                 9.19%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.417025                24.17%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.602609            10.320207                 7.47%                   0           2004
Funds - Diversified Stock    7.259695            9.602609                 32.27%                   0           2003
Fund: Class A - Q/NQ         9.676654            7.259695                -24.98%                   0           2002
                             9.844067            9.676654                 -1.70%                   0           2001
                             10.000000           9.844067                 -1.56%               3,941           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 2.05%)

   (Variable account charges of 2.05% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.269575            9.762376                  5.32%                   0           2004
Funds - AIM V.I. Balanced    8.132766            9.269575                 13.98%                   0           2003
Fund: Series I Shares -      10.015838           8.132766                -18.80%                   0           2002
Q/NQ                         10.000000           10.015838                 0.16%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.856478            9.080367                  2.53%                   0           2004
Funds - AIM V.I. Blue Chip   7.225024            8.856478                 22.58%                   0           2003
Fund: Series I Shares -      9.989978            7.225024                -27.68%                   0           2002
Q/NQ                         10.000000           9.989978                 -0.10%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.674526            10.104114                 4.44%                   0           2004
Funds - AIM V.I. Capital     7.625686            9.674526                 26.87%                   0           2003
Appreciation Fund: Series    10.292384           7.625686                -25.91%                   0           2002
I Shares - Q/NQ              10.000000           10.292384                 2.92%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.011675           10.685992                 6.74%                   0           2004
Funds - AIM V.I. Core        8.214934            10.011675                21.87%                   0           2003
Stock Fund: Series I         9.935269            8.214934                -17.32%                   0           2002
Shares - Q/NQ                10.000000           9.935269                 -0.65%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.299361           12.510074                21.46%                   0           2004
Funds - AIM V.I.             8.147038            10.299361                26.42%                   0           2003
International Growth Fund:   10.000000           8.147038                -18.53%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.439316            8.743461                  3.60%                   0           2004
Funds - AIM V.I. Premier     6.888218            8.439316                 22.52%                   0           2003
Equity Fund: Series I        10.083963           6.888218                -31.69%                   0           2002
Shares - Q/NQ                10.000000           10.083963                 0.84%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.547597            9.460244                 10.68%               1,583           2004
Portfolios, Inc. -           6.746126            8.547597                 26.70%               1,018           2003
American Century VP Income   8.542208            6.746126                -21.03%                 369           2002
& Growth Fund: Class I -     9.517124            8.542208                -10.24%                   0           2001
Q/NQ                         10.868993           9.517124                -12.44%               1,201           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.213544            9.245891                 12.57%                   0           2004
Portfolios, Inc. -           6.734635            8.213544                 21.96%                   0           2003
American Century VP          8.634862            6.734635                -22.01%                   0           2002
International Fund: Class    12.448741           8.634862                -30.64%                   0           2001
I - Q/NQ                     12.278859           12.448741               -18.52%               2,454           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.760983            11.002769                12.72%                  22           2004
Portfolios, Inc. -           8.003444            9.760983                 21.96%                  12           2003
American Century VP          10.000000           8.003444                -19.97%                   0           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.698786            10.514187                 8.41%                   0           2004
Portfolios, Inc. -           7.927692            9.698786                 22.34%                   0           2003
American Century VP Ultra    10.000000           7.927692                -20.72%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    12.110238           13.562258                11.99%               1,127           2004
Portfolios, Inc. -           9.857137            12.110238                26.32%                 732           2003
American Century VP Value    11.201712           9.587137                -14.41%                 269           2002
Fund: Class I - Q/NQ         10.137636           11.201712                10.50%                   0           2001
                             8.759360            10.137636                15.73%               4,298           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.181634           10.552410                 3.64%                   0           2004
Portfolios II, Inc. -        10.000000           10.181634                 1.82%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.646881            10.574619                 9.62%                   0           2004
Funds - BB&T Capital         7.849043            9.646881                 22.91%                   0           2003
Manager Equity VIF - Q/NQ    10.176480           7.849043                -22.87%                   0           2002
                             10.000000           10.176480                 1.76%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.677633            10.728317                10.86%                   0           2004
Funds - BB&T Large Cap       7.992275            9.677633                 21.09%                   0           2003
Value VIF - Q/NQ             10.154499           7.992275                -21.29%                   0           2002
                             10.000000           10.154499                 1.54%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      8.785770            9.089986                  3.46%                   0           2004
Funds - BB&T Large Company   7.006188            8.785770                 25.40%                   0           2003
Growth VIF - Q/NQ            10.288013           7.006188                -31.90%                   0           2002
                             10.000000           10.288013                 2.88%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      10.978396           12.602380                14.79%                   0           2004
Funds - BB&T Mid Cap         8.206871            10.978396                33.77%                   0           2003
Growth VIF - Q/NQ            10.473755           8.206871                -21.64%                   0           2002
                             10.000000           10.473755                 4.74%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.067402            9.323593                 15.57%                   0           2004
Global Small Cap Portfolio   5.577770            8.067402                 44.63%                   0           2003
- Q/NQ                       8.648961            5.577770                -35.51%                   0           2002
                             12.375201           8.648961                -30.11%                   0           2001
                             15.584757           12.375201               -20.59%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.259675            9.283128                 12.39%                   0           2004
International Focus          6.335783            8.259675                 30.37%                   0           2003
Portfolio - Q/NQ             8.076087            6.335783                -21.55%                   0           2002
                             10.609678           8.076087                -23.88%                   0           2001
                             14.615712           10.609678               -27.41%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.077137            9.899642                  9.06%                   0           2004
Large Cap Value Portfolio    7.403844            9.077137                 22.60%                   0           2003
- Q/NQ                       9.829084            7.403844                -24.67%                   0           2002
                             9.942010            9.829084                 -1.14%                   0           2001
                             9.318528            9.942010                  6.69%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.215680           12.196229                19.39%                   0           2004
Portfolios - Small Cap       7.569450            10.215680                34.96%                   0           2003
Stock Index Portfolio:       10.000000           7.569450                -24.31%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         6.720932            6.992022                  4.03%                  12           2004
Responsible Growth Fund,     5.445448            6.720932                 23.42%                  12           2003
Inc.: Initial Shares - Q/NQ  7.824478            5.445448                -30.40%                  12           2002
                             10.318982           7.824478                -24.17%                   0           2001
                             11.840111           10.318982               -12.85%               4,615           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    7.869869            8.528816                  8.37%                 561           2004
Inc.: Initial Shares - Q/NQ  6.259089            7.869869                 25.74%                 561           2003
                             8.230945            6.259089                -23.96%                   0           2002
                             9.570079            8.230945                -13.99%                   0           2001
                             10.768723           9.570079                -11.13%              17,895           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.503490            8.749492                  2.89%                  10           2004
Investment Fund              7.164595            8.503490                 18.69%                  10           2003
-Appreciation Portfolio:     8.782702            7.164595                -18.42%                  10           2002
Initial Shares - Q/NQ        9.888186            8.782702                -11.18%                   0           2001
                             10.160091           9.888186                 -2.68%               5,159           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             10.882078           11.867823                 9.06%                   0           2004
Investment Fund -            8.436141            10.882078                28.99%                   0           2003
Developing Leaders           10.649521           8.436141                -20.78%                   0           2002
Portfolio:  Initial Shares   10.000000           10.649521                 6.50%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.523664           13.547605                17.56%                   0           2004
Investment Fund -            8.627858            11.523664                33.56%                   0           2003
International Value          10.035673           8.627858                -14.03%                   0           2002
Portfolio: Initial Shares    10.000000           10.035673                 0.36%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.227793           12.410689                 1.50%                  18           2004
- Federated Quality Bond     11.929514           12.227793                 2.50%                   8           2003
Fund II: Primary Shares -    11.142163           11.929514                 7.07%                   0           2002
Q/NQ                         10.532467           11.142163                 5.79%                   0           2001
                             9.734444            10.532467                 8.20%               1,021           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.498796            10.363157                 9.10%                 531           2004
Insurance Products Fund -    7.446930            9.498796                 27.55%                 511           2003
VIP Equity-Income            9.159972            7.446930                -18.70%                   9           2002
Portfolio: Service Class -   9.854339            9.159972                 -7.05%                   0           2001
Q/NQ                         9.287966            9.854339                  6.10%               3,397           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.673205            7.761188                  1.15%                 139           2004
Insurance Products Fund -    5.899618            7.673205                 30.06%                  86           2003
VIP Growth Portfolio:        8.629292            5.899618                -31.63%                  27           2002
Service Class - Q/NQ         10.709661           8.629292                -19.43%                   0           2001
                             12.293179           10.709661               -12.88%              13,856           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.967694            8.543293                  7.22%                  14           2004
Insurance Products Fund -    6.406466            7.967694                 24.37%                   7           2003
VIP High Income Portfolio:   6.312150            6.406466                  1.49%                   0           2002
Service Class - Q/NQ         7.315306            6.312150                -13.71%                   0           2001
                             9.649726            7.315306                -24.19%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.706766            9.678616                 11.16%                   0           2004
Insurance Products Fund -    6.207036            8.706766                 40.27%                   0           2003
VIP Overseas Portfolio:      7.955555            6.207036                -21.98%                   0           2002
Service Class - Q/NQ         10.318180           7.955555                -22.90%                   0           2001
                             13.028101           10.318180               -20.80%                 765           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.790672           11.996049                11.17%                   0           2004
Insurance Products Fund -    7.690083            10.790672                40.32%                   0           2003
VIP Overseas Portfolio:      10.000000           7.690083                -23.10%                   0           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.843498            11.120741                12.98%                 454           2004
Insurance Products Fund II   7.829445            9.843498                 25.72%                 454           2003
- VIP Contrafund(R)            8.825197            7.829445                -11.28%                   9           2002
Portfolio: Service Class -   10.282107           8.825197                -14.17%                   0           2001
Q/NQ                         11.251727           10.282107                -8.62%               7,404           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.077187           10.296928                 2.18%                   0           2004
Insurance Products Fund II   10.000000           10.077187                 0.77%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.502411            6.818766                  4.87%                   0           2004
Insurance Products Fund      5.119765            6.502411                 27.01%                   0           2003
III - VIP Growth             6.694209            5.119765                -23.52%                   0           2002
Opportunities Portfolio:     7.988718            6.694209                -16.20%                   0           2001
Service Class - Q/NQ         9.846493            7.988718                -18.87%               2,899           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.446763           12.780448                11.65%                  19           2004
Insurance Products Fund      7.405989            11.446763                54.56%                  12           2003
III - VIP Value Strategies   10.000000           7.405989                -25.94%                   0           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          12.272328           13.372640                 8.97%                   0           2004
Variable Insurance Trust -   8.805833            12.272328                39.37%                   0           2003
First Horizon Capital        11.048132           8.805833                -20.30%                   0           2002
Appreciation Portfolio -     10.000000           11.048132                10.48%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          9.331600            9.640991                  3.32%                   0           2004
Variable Insurance Trust -   7.408136            9.331600                 25.96%                   0           2003
First Horizon Core Stock     10.236029           7.408136                -27.63%                   0           2002
Portfolio - Q/NQ             10.000000           10.236029                 2.36%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton           10.156695           11.826145                16.44%                   0           2004
Variable Insurance           7.822622            10.156695                29.84%                   0           2003
Products Trust - Templeton   10.000000           7.822622                -21.77%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.720758           16.162608                17.80%                   0           2004
International Value Fund:    10.000000           13.720758                37.21%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    13.631684           15.452880                13.36%                 324           2004
Index Fund: Class I - Q/NQ   10.335306           13.631684                31.89%                 324           2003
                             12.458494           10.335306               -17.04%                   6           2002
                             12.889199           12.458494                -3.34%                   0           2001
                             11.420762           12.889199                12.86%                 663           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     10.721266           11.561839                 7.84%                   0           2004
Income Bond Fund: Class I    8.951783            10.721266                19.77%                   0           2003
- Q/NQ                       8.853567            8.951783                  1.11%                   0           2002
                             8.674196            8.853567                  2.07%                   0           2001
                             9.653769            8.674196                -10.15%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.819976           12.796711                18.27%                   0           2004
Emerging Markets Fund:       6.683831            10.819976                61.88%                   0           2003
Class I - Q/NQ               8.049848            6.683831                -16.97%                   0           2002
                             8.668856            8.049848                 -7.14%                   0           2001
                             10.000000           8.668856                -13.31%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.085590           14.295108                18.28%                   0           2004
Emerging Markets Fund:       7.467644            12.085590                61.84%                   0           2003
Class III - Q/NQ             10.000000           7.467644                -25.32%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.124336           14.384939                18.65%                   0           2004
Financial Services Fund:     8.750059            12.124336                38.56%                   0           2003
Class III - Q/NQ             10.000000           8.750059                -12.50%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.224213           11.856486                 5.63%                   0           2004
Health Sciences Fund:        8.378093            11.224213                33.97%                   0           2003
Class III - Q/NQ             10.000000           8.378093                -16.22%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.861931            2.924167                  2.17%                   0           2004
Technology and               1.882161            2.861931                 52.06%                   0           2003
Communications Fund: Class   3.358489            1.882161                -43.96%                   0           2002
I - Q/NQ                     5.987495            3.358489                -43.91%                   0           2001
                             10.000000           5.987495                -40.31%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.778192           11.008946                 2.14%                   0           2004
Technology and               7.090301            10.778192                52.01%                   0           2003
Communications Fund: Class   10.000000           7.090301                -29.10%                   0           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.577309            12.190522                27.29%                   0           2004
Utilities Fund: Class III    7.874340            9.577309                 21.63%                   0           2003
- Q/NQ                       10.000000           7.874340                -21.26%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.215658           12.355580                 1.15%                   0           2004
Government Bond Fund:        12.226769           12.215658                -0.09%                   0           2003
Class I - Q/NQ               11.247230           12.226769                 8.71%                   0           2002
                             10.707078           11.247230                 5.04%                   0           2001
                             9.712126            10.707078                10.24%               6,132           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.452803            4.717297                  5.94%                   0           2004
Fund: Class I - Q/NQ         3.424662            4.452803                 30.02%                   0           2003
                             4.905344            3.424662                -30.19%                   0           2002
                             6.969771            4.905344                -29.62%                   0           2001
                             9.684680            6.969771                -28.03%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.351013            7.103840                 11.85%                   0           2004
International Growth Fund:   4.780758            6.351013                 32.85%                   0           2003
Class I - Q/NQ               6.431226            4.780758                -25.66%                   0           2002
                             9.203720            6.431226                -30.12%                   0           2001
                             10.000000           9.203720                 -7.96%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.243769           11.473949                12.01%                   0           2004
International Growth Fund:   7.727570            10.243769                32.56%                   0           2003
Class III - Q/NQ             10.000000           7.727570                -22.72%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.419761           10.681004                 2.51%                   0           2004
Investor Destinations        9.858342            10.419761                 5.69%                   0           2003
Conservative Fund: Class     10.000000           9.858342                 -1.42%                   0           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.533364           11.056083                 4.96%                   0           2004
Investor Destinations        9.458089            10.533364                11.37%                   0           2003
Moderately Conservative      10.000000           9.458089                 -5.42%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.542661           11.311318                 7.29%                   0           2004
Investor Destinations        8.965450            10.542661                17.59%                   0           2003
Moderate Fund: Class II -    10.000000           8.965450                -10.35%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.570861           11.606341                 9.80%               1,183           2004
Investor Destinations        8.521461            10.570861                24.05%               1,016           2003
Moderately Aggressive        10.000000           8.521461                -14.79%                  23           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.555870           11.789789                11.69%                   0           2004
Investor Destinations        8.172252            10.555870                29.17%                   0           2003
Aggressive Fund: Class II    10.000000           8.172252                -18.28%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   7.005904            7.914839                 12.97%                   0           2004
Growth Fund: Class I - Q/NQ  5.103886            7.005904                 37.27%                   0           2003
                             8.273390            5.103886                -38.31%                   0           2002
                             12.122123           8.273390                -31.75%                   0           2001
                             14.623863           12.122123               -17.11%              13,848           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.488319           10.356664                -1.26%                   0           2004
Market Fund: Class I - Q/NQ  10.641254           10.488319                -1.44%                   0           2003
                             10.733926           10.641254                -0.86%                   0           2002
                             10.578635           10.733926                 1.47%                   0           2001
                             10.185016           10.578635                 3.86%              27,962           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.228953            8.846274                  7.50%                  44           2004
Nationwide Fund: Class I -   6.588356            8.228953                 24.90%                  27           2003
Q/NQ                         8.138802            6.588356                -19.50%                  10           2002
                             9.424179            8.138802                -13.64%                   0           2001
                             9.828705            9.424179                 -4.12%                 893           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.148064           12.969382                16.34%                   0           2004
Nationwide Leaders Fund:     9.061817            11.148064                23.02%                   0           2003
Class III - Q/NQ             10.000000           9.061817                 -9.38%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.098513           12.224041                10.14%                   0           2004
Growth Leaders Fund: Class   7.434874            11.098513                49.28%                   0           2003
III - Q/NQ                   10.000000           7.434874                -25.65%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           7.420290            8.406838                 13.30%                   0           2004
Worldwide Leaders Fund:      5.567726            7.420290                 33.27%                   0           2003
Class I - Q/NQ               7.618821            5.567726                -26.92%                   0           2002
                             9.581737            7.618821                -20.49%                   0           2001
                             11.155808           9.581737                -14.11%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.497959           15.292542                13.30%                   0           2004
Worldwide Leaders Fund:      10.000000           13.497959                34.98%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.461332           13.848455                11.09%                   6           2004
Fund: Class I - Q/NQ         9.475089            12.461332                31.52%                   6           2003
                             14.500883           9.475089                -34.66%                   6           2002
                             16.606604           14.500883               -12.68%                   0           2001
                             20.222829           16.606604               -17.88%               4,022           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    17.505231           20.112575                14.89%                  21           2004
Fund: Class I - Q/NQ         11.393329           17.505231                53.64%                  17           2003
                             15.970228           11.393329               -28.66%                  13           2002
                             12.711918           15.970228                25.63%                   0           2001
                             11.669520           12.711918                 8.93%               2,578           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      15.362226           17.909807                16.58%                  69           2004
Fund: Class I - Q/NQ         11.121852           15.362226                38.13%                  43           2003
                             13.735040           11.121852               -19.03%                  12           2002
                             15.032303           13.735040                -8.63%                   0           2001
                             14.091464           15.032303                 6.68%               2,404           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        8.677863            9.221750                  6.27%                   0           2004
Balanced Fund: Class I -     7.481673            8.677863                 15.99%                   0           2003
Q/NQ                         8.710921            7.481673                -14.11%                   0           2002
                             9.233639            8.710921                 -5.66%                   0           2001
                             9.459015            9.233639                 -2.38%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         7.646162            8.800065                 15.09%                   0           2004
Comstock Value Fund: Class   5.939149            7.646162                 28.74%                   0           2003
I - Q/NQ                     8.100362            5.939149                -26.68%                   0           2002
                             9.415211            8.100362                -13.97%                   0           2001
                             10.753493           9.415211                -12.45%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.026120           12.549283                 4.35%                  19           2004
Sector Bond Fund: Class I    10.950902           12.026120                 9.82%                   9           2003
- Q/NQ                       10.428441           10.950902                 5.01%                   0           2002
                             10.219812           10.428441                 2.04%                   0           2001
                             9.874217            10.219812                 3.50%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.328125                13.28%                   0           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   5.999277            6.932196                 15.55%                  58           2004
Portfolio: Service Shares    5.094038            5.999277                 17.77%                  35           2003
- Q/NQ                       6.186133            5.094038                -17.65%                  13           2002
                             8.080524            6.186133                -23.44%                   0           2001
                             10.000000           8.080524                -19.19%              30,634           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.290581            3.241370                 -1.50%                   0           2004
Global Technology            2.293462            3.290581                 43.48%                   0           2003
Portfolio: Service Shares    3.964208            2.293462                -42.15%                   0           2002
- Q/NQ                       6.457722            3.964208                -38.61%                   0           2001
                             10.000000           6.457722                -35.24%              20,519           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.170254           10.044976                -1.23%                   0           2004
Global Technology            7.056728            10.170254                44.12%                   0           2003
Portfolio: Service II        10.000000           7.056728                -29.43%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.832790            6.780873                 16.25%                   0           2004
International Growth         4.426214            5.832790                 31.78%                   0           2003
Portfolio: Service Shares    6.086848            4.426214                -27.28%                   0           2002
- Q/NQ                       8.116951            6.086848                -25.01%                   0           2001
                             10.000000           8.116951                -18.83%              21,498           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.149016           11.801068                16.28%                  73           2004
International Growth         7.700818            10.149016                31.79%                  46           2003
Portfolio: Service II        10.000000           7.700818                -22.99%                  17           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.133402           13.960361                15.06%                   0           2004
Risk-Managed Core            10.000000           12.133402                21.33%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.836537            10.024275                13.44%                   0           2004
Management Trust - AMT       6.846694            8.836537                 29.06%                   0           2003
Guardian Portfolio - Q/NQ    9.503836            6.846694                -27.96%                   0           2002
                             9.852553            9.503836                 -3.54%                   0           2001
                             9.945085            9.852553                 -0.93%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.961375            9.833172                 -1.29%                   0           2004
Management Trust - AMT       10.000000           9.961375                 -0.39%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.844791            10.076342                13.92%                  18           2004
Management Trust - AMT       7.050541            8.844791                 25.45%                  18           2003
Mid-Cap Growth Portfolio:    10.187333           7.050541                -30.79%                  18           2002
Class I - Q/NQ               13.804447           10.187333               -26.20%                   0           2001
                             15.228125           13.804447                -9.35%              19,089           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.751925            10.199250                16.54%                   0           2004
Management Trust - AMT       6.614111            8.751925                 32.32%                   0           2003
Partners Portfolio - Q/NQ    8.901954            6.614111                -25.70%                   0           2002
                             9.353966            8.901954                 -4.83%                   0           2001
                             9.482078            9.353966                 -1.35%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.228435                12.28%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.164347            9.578595                 17.32%                 895           2004
Account Funds -              6.636658            8.164347                 23.02%                 853           2003
Oppenheimer Aggressive       9.383576            6.636658                -29.27%                 313           2002
Growth Fund/VA:              13.940374           9.383576                -32.69%                   0           2001
Non-Service Shares - Q/NQ    16.032747           13.940374               -13.05%               6,374           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.787472            10.251831                 4.74%                 264           2004
Account Funds -              7.630825            9.787472                 28.26%                 249           2003
Oppenheimer Capital          10.651785           7.630825                -28.36%                 253           2002
Appreciation Fund/VA:        12.441012           10.651785               -14.38%                   0           2001
Non-Service Shares - Q/NQ    12.729331           12.441012                -2.26%               6,339           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.714241            10.171389                16.72%                  20           2004
Account Funds -              6.220335            8.714241                 40.09%                 320           2003
Oppenheimer Global           8.156044            6.220335                -23.73%                 312           2002
Securities Fund/VA:          9.467611            8.156044                -13.85%                   0           2001
Non-Service Shares - Q/NQ    10.000000           9.467611                 -5.32%                 841           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.156384           16.528020                16.75%                 164           2004
Account Funds -              10.000000           14.156384                41.56%                   0           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.351719            8.954387                  7.22%                 289           2004
Account Funds -              6.728539            8.351719                 24.12%                 265           2003
Oppenheimer Main Street(R)     8.459766            6.728539                -20.46%                 279           2002
Fund/VA: Non-Service         9.614839            8.459766                -12.01%                   0           2001
Shares - Q/NQ                10.759121           9.614839                -10.64%               2,472           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.838363            10.234634                15.80%                 892           2004
II, Inc.: Investor Class -   6.585913            8.838363                 34.20%                 906           2003
Q/NQ                         9.188124            6.585913                -28.32%                 272           2002
                             9.742487            9.188124                 -5.69%                   0           2001
                             10.000000           9.742487                 -2.80%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.632719           19.009151                 7.81%                   0           2004
Institutional Funds, Inc.    14.078556           17.632719                25.25%                   0           2003
- Emerging Markets Debt      13.159594           14.078556                 6.98%                   0           2002
Portfolio: Class I - Q/NQ    12.203935           13.159594                 7.83%                   0           2001
                             11.184375           12.203935                 9.12%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.089986           11.601757                14.98%                   0           2004
Institutional Funds, Inc.    8.084412            10.089986                24.81%                   0           2003
- International Magnum       10.000000           8.084412                -19.16%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.555526            6.616893                 19.10%                   0           2004
Institutional Funds, Inc.    4.000740            5.555526                 38.86%                   0           2003
- Mid Cap Growth             5.933316            4.000740                -32.57%                   0           2002
Portfolio: Class I- Q/NQ     8.570899            5.933316                -30.77%                   0           2001
                             10.000000           8.570899                -14.29%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.882868           21.219625                33.60%                   6           2004
Institutional Funds, Inc.    11.791634           15.882868                34.70%                   6           2003
- U.S. Real Estate           12.133966           11.791634                -2.82%                   6           2002
Portfolio: Class I - Q/NQ    11.279333           12.133966                 7.58%                   0           2001
                             10.874392           11.279333                 3.72%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.238984           15.092033                23.31%                   0           2004
Insurance Trust -            8.103520            12.238984                51.03%                   0           2003
Worldwide Emerging Markets   8.520571            8.103520                 -4.89%                   0           2002
Fund: Initial Class - Q/NQ   8.860634            8.520571                 -3.84%                   0           2001
                             15.559832           8.860634                -43.05%               1,776           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.554950                25.55%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.872243           15.663404                21.68%                   0           2004
Insurance Trust -            9.076418            12.872243                41.82%                   0           2003
Worldwide Hard Assets        9.536718            9.076418                 -4.83%                   0           2002
Fund: Initial Class - Q/NQ   10.873293           9.536718                -12.29%                   0           2001
                             9.963549            10.873293                 9.13%               1,354           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.412836                24.13%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.584639            10.295643                 7.42%                   0           2004
Funds - Diversified Stock    7.249805            9.584639                 32.21%                   0           2003
Fund: Class A - Q/NQ         9.668423            7.249805                -25.02%                   0           2002
                             9.840749            9.668423                 -1.75%                   0           2001
                             10.000000           9.840749                 -1.59%               2,730           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


                     Optional Benefits Elected (Total 2.10%)

   (Variable account charges of 2.10% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.259552            9.746849                  5.26%                   0           2004
Funds - AIM V.I. Balanced    8.128105            9.259552                 13.92%                   0           2003
Fund: Series I Shares -      10.015204           8.128105                -18.84%                   0           2002
Q/NQ                         10.000000           10.015204                 0.15%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.846871            9.065894                  2.48%                   0           2004
Funds - AIM V.I. Blue Chip   7.220870            8.846871                 22.52%                   0           2003
Fund: Series I Shares -      9.989348            7.220870                -27.71%                   0           2002
Q/NQ                         10.000000           9.989348                 -0.11%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.664049            10.088022                 4.39%                   0           2004
Funds - AIM V.I. Capital     7.621314            9.664049                 26.80%                   0           2003
Appreciation Fund: Series    10.291739           7.621314                -25.95%                   0           2002
I Shares - Q/NQ              10.000000           10.291739                 2.92%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.000842           10.668978                 6.68%                   0           2004
Funds - AIM V.I. Core        8.210215            10.000842                21.81%                   0           2003
Stock Fund: Series I         9.934643            8.210215                -17.36%                   0           2002
Shares - Q/NQ                10.000000           9.934643                 -0.65%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.290584           12.493033                21.40%                   0           2004
Funds - AIM V.I.             8.144254            10.290584                26.35%                   0           2003
International Growth Fund:   10.000000           8.144254                -18.56%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.430170            8.729528                  3.55%                   0           2004
Funds - AIM V.I. Premier     6.884257            8.430170                 22.46%                   0           2003
Equity Fund: Series I        10.083329           6.884257                -31.73%                   0           2002
Shares - Q/NQ                10.000000           10.083329                 0.83%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.527274            9.432928                 10.62%               1,550           2004
Portfolios, Inc. -           6.733511            8.527274                 26.64%               1,639           2003
American Century VP Income   8.530598            6.733511                -21.07%               1,588           2002
& Growth Fund: Class I -     9.509075            8.530598                -10.29%                   0           2001
Q/NQ                         10.865313           9.509075                -12.48%                 815           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.194016            9.219187                 12.51%                   0           2004
Portfolios, Inc. -           6.722044            8.194016                 21.90%                   0           2003
American Century VP          8.623131            6.722044                -22.05%                   0           2002
International Fund: Class    12.438224           8.623131                -30.67%                   0           2001
I - Q/NQ                     15.273710           12.438224               -18.56%                 742           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.752667            10.987789                12.66%                   0           2004
Portfolios, Inc. -           8.000705            9.752667                 21.90%                   0           2003
American Century VP          10.000000           8.000705                -19.99%                   0           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.690524            10.499867                 8.35%                   0           2004
Portfolios, Inc. -           7.924980            9.690524                 22.28%                   0           2003
American Century VP Ultra    10.000000           7.924980                -20.75%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    12.081443           13.523111                11.93%                  60           2004
Portfolios, Inc. -           9.569216            12.081443                26.25%                   0           2003
American Century VP Value    11.186491           9.569216                -14.46%                 105           2002
Fund: Class I - Q/NQ         10.129056           11.186491                10.44%                   0           2001
                             8.756384            10.129056                15.68%               2,847           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.178146           10.543412                 3.59%                   0           2004
Portfolios II, Inc. -        10.000000           10.178146                 1.78%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.636406            10.557746                 9.56%                   0           2004
Funds - BB&T Capital         7.844528            9.636406                 22.84%                   0           2003
Manager Equity VIF - Q/NQ    10.175835           7.844528                -22.91%                   0           2002
                             10.000000           10.175835                 1.76%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.667137            10.711207                10.80%                   0           2004
Funds - BB&T Large Cap       7.987679            9.667137                 21.03%                   0           2003
Value VIF - Q/NQ             10.153863           7.987679                -21.33%                   0           2002
                             10.000000           10.153863                 1.54%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      8.776257            9.075510                  3.41%                   0           2004
Funds - BB&T Large Company   7.002163            8.776257                 25.34%                   0           2003
Growth VIF - Q/NQ            10.287363           7.002163                -31.93%                   0           2002
                             10.000000           10.287363                 2.87%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      10.966502           12.582304                14.73%                   0           2004
Funds - BB&T Mid Cap         8.202162            10.966502                33.70%                   0           2003
Growth VIF - Q/NQ            10.473096           8.202162                -21.68%                   0           2002
                             10.000000           10.473096                 4.73%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.048222            9.296684                 15.51%                   0           2004
Global Small Cap Portfolio   5.567338            8.048222                 44.56%                   0           2003
- Q/NQ                       8.637201            5.567338                -35.54%                   0           2002
                             12.364730           8.637201                -30.15%                   0           2001
                             15.579495           12.364730               -20.63%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.240021            9.256305                 12.33%                   0           2004
International Focus          6.323938            8.240021                 30.30%                   0           2003
Portfolio - Q/NQ             8.065109            6.323938                -21.59%                   0           2002
                             10.600709           8.065109                -23.92%                   0           2001
                             14.610777           10.600709               -27.45%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.055556            9.871075                  9.01%                   0           2004
Large Cap Value Portfolio    7.389998            9.055556                 22.54%                   0           2003
- Q/NQ                       9.815718            7.389998                -24.71%                   0           2002
                             9.933596            9.815718                 -1.19%                   0           2001
                             9.315370            9.933596                  6.64%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.206952           12.179584                19.33%                   0           2004
Portfolios - Small Cap       7.566849            10.206952                34.89%                   0           2003
Stock Index Portfolio:       10.000000           7.566849                -24.33%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         6.704934            6.971818                  3.98%                   0           2004
Responsible Growth Fund,     5.435261            6.704934                 23.36%                   0           2003
Inc.: Initial Shares - Q/NQ  7.813837            5.435261                -30.44%                  12           2002
                             10.310249           7.813837                -24.21%                   7           2001
                             11.836108           10.310249               -12.89%               2,528           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    7.851143            8.504178                  8.32%               1,693           2004
Inc.: Initial Shares - Q/NQ  6.247385            7.851143                 25.67%               1,761           2003
                             8.219747            6.247385                -24.00%               1,712           2002
                             9.561974            8.219747                -14.04%                   6           2001
                             10.765069           9.561974                -11.18%               8,833           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.483273            8.724234                  2.84%                   0           2004
Investment Fund              7.151207            8.483273                 18.63%                   0           2003
-Appreciation Portfolio:     8.770750            7.151207                -18.47%                   0           2002
Initial Shares - Q/NQ        9.879814            8.770750                -11.23%               5,813           2001
                             10.156641           9.879814                 -2.73%               4,188           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             10.870297           11.848926                 9.00%                   0           2004
Investment Fund -            8.431299            10.870297                28.93%                   0           2003
Developing Leaders           10.648854           8.431299                -20.82%                   0           2002
Portfolio:  Initial Shares   10.000000           10.648854                 6.49%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.511156           13.525994                17.50%                   0           2004
Investment Fund -            8.622899            11.511156                33.50%                   0           2003
International Value          10.035039           8.622899                -14.07%                   0           2002
Portfolio: Initial Shares    10.000000           10.035039                 0.35%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.198720           12.374856                 1.44%               1,356           2004
- Federated Quality Bond     11.907225           12.198720                 2.45%               1,180           2003
Fund II: Primary Shares -    11.127027           11.907225                 7.01%               1,328           2002
Q/NQ                         10.523559           11.127027                 5.73%                   0           2001
                             9.731148            10.523559                 8.14%               4,473           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.476212            10.333244                 9.04%                   0           2004
Insurance Products Fund -    7.433007            9.476212                 27.49%                   0           2003
VIP Equity-Income            9.147526            7.433007                -18.74%                   0           2002
Portfolio: Service Class -   9.846006            9.147526                 -7.09%                   0           2001
Q/NQ                         9.284810            9.846006                  6.04%               3,954           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.654950            7.738767                  1.09%                   0           2004
Insurance Products Fund -    5.888587            7.654950                 30.00%                   0           2003
VIP Growth Portfolio:        8.617548            5.888587                -31.67%                   0           2002
Service Class - Q/NQ         10.700597           8.617548                -19.47%               2,974           2001
                             12.289021           10.700597               -12.93%              19,532           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.948720            8.518596                  7.17%                   0           2004
Insurance Products Fund -    6.394476            7.948720                 24.31%                   0           2003
VIP High Income Portfolio:   6.303565            6.394476                  1.44%                   0           2002
Service Class - Q/NQ         7.309120            6.303565                -13.76%                   0           2001
                             9.646466            7.309120                -24.23%                 864           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.686067            9.650675                 11.11%                   0           2004
Insurance Products Fund -    6.195433            8.686067                 40.20%                   0           2003
VIP Overseas Portfolio:      7.944744            6.195433                -22.02%                   0           2002
Service Class - Q/NQ         10.309461           7.944744                -22.94%                   0           2001
                             13.023698           10.309461               -20.84%                 937           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.781464           11.979699                11.11%                   0           2004
Insurance Products Fund -    7.687444            10.781464                40.25%                   0           2003
VIP Overseas Portfolio:      10.000000           7.687444                -23.13%                   0           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.820090            11.088647                12.92%                   0           2004
Insurance Products Fund II   7.814811            9.820090                 25.66%                   0           2003
- VIP Contrafund(R)            8.813204            7.814811                -11.33%                   0           2002
Portfolio: Service Class -   10.273408           8.813204                -14.21%                   0           2001
Q/NQ                         11.247919           10.273408                -8.66%               7,785           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.073745           10.288147                 2.13%                   0           2004
Insurance Products Fund II   10.000000           10.073745                 0.74%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.486939            6.799066                  4.81%                   0           2004
Insurance Products Fund      5.110185            6.486939                 26.94%                   0           2003
III - VIP Growth             6.685100            5.110185                -23.56%                   0           2002
Opportunities Portfolio:     7.981954            6.685100                -16.25%                   0           2001
Service Class - Q/NQ         9.843158            7.981954                -18.91%               1,648           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.437016           12.763043                11.59%                   0           2004
Insurance Products Fund      7.403455            11.437016                54.48%                   0           2003
III - VIP Value Strategies   10.000000           7.403455                -25.97%                 169           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          12.257786           13.349977                 8.91%                   0           2004
Variable Insurance Trust -   8.799873            12.257786                39.30%                   0           2003
First Horizon Capital        11.046299           8.799873                -20.34%                   0           2002
Appreciation Portfolio -     10.000000           11.046299                10.46%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          9.320533            9.624632                  3.26%                   0           2004
Variable Insurance Trust -   7.403121            9.320533                 25.90%                   0           2003
First Horizon Core Stock     10.234335           7.403121                -27.66%                   0           2002
Portfolio - Q/NQ             10.000000           10.234335                 2.34%                   0           2001
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton           10.148035           11.810023                16.38%                   0           2004
Variable Insurance           7.819948            10.148035                29.77%                   0           2003
Products Trust - Templeton   10.000000           7.819948                -21.80%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.716090           16.148871                17.74%                   0           2004
International Value Fund:    10.000000           13.716090                37.16%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    13.599282           15.408276                13.30%                   0           2004
Index Fund: Class I - Q /NQ  10.315991           13.599282                31.83%                  72           2003
                             12.441562           10.315991               -17.08%                   0           2002
                             12.878299           12.441562                -3.39%                   0           2001
                             11.416891           12.878299                12.80%               1,624           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     10.695756           11.528431                 7.79%                   0           2004
Income Bond Fund: Class I    8.935042            10.695756                19.71%                   0           2003
- Q/NQ                       8.841526            8.935042                  1.06%                   0           2002
                             8.666861            8.841526                  2.02%                   0           2001
                             9.650502            8.666861                -10.19%                 399           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.802038           12.768976                18.21%                   0           2004
Emerging Markets Fund:       6.676154            10.802038                61.80%                   0           2003
Class I - Q/NQ               8.044715            6.676154                -17.01%                   0           2002
                             8.667787            8.044715                 -7.19%                   0           2001
                             10.000000           8.667787                -13.32%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.075292           14.275630                18.22%                   0           2004
Emerging Markets Fund:       7.465081            12.075292                61.76%                   0           2003
Class III - Q/NQ             10.000000           7.465081                -25.35%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.112351           14.363399                18.58%                   0           2004
Financial Services Fund:     8.745879            12.112351                38.49%                   0           2003
Class III - Q/NQ             10.000000           8.745879                -12.54%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.213169           11.838776                 5.58%                  65           2004
Health Sciences Fund:        8.374116            11.213169                33.90%                   0           2003
Class III - Q/NQ             10.000000           8.374116                -16.26%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.857189            2.917839                  2.12%                   0           2004
Technology and               1.880002            2.857189                 51.98%                   0           2003
Communications Fund: Class   3.356343            1.880002                -43.99%                   0           2002
I - Q/NQ                     5.986754            3.356343                -43.94%                   0           2001
                             10.000000           5.986754                -40.13%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.769016           10.993963                 2.09%                   0           2004
Technology and               7.087874            10.769016                51.94%                  84           2003
Communications Fund: Class   10.000000           7.087874                -29.12%                   0           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.567871            12.172290                27.22%                   0           2004
Utilities Fund: Class III    7.870588            9.567871                 21.56%                   0           2003
- Q/NQ                       10.000000           7.870588                -21.29%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.186606           12.319888                 1.09%                   0           2004
Government Bond Fund:        12.203933           12.186606                -0.14%                   0           2003
Class I - Q/NQ               11.231951           12.203933                 8.65%                   4           2002
                             10.698020           11.231951                 4.99%                   3           2001
                             9.708836            10.698020                10.19%               5,047           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.442208            4.703664                  5.89%                   0           2004
Fund: Class I - Q/NQ         3.418252            4.442208                 29.96%                   0           2003
                             4.898667            3.418252                -30.22%                   0           2002
                             6.963868            4.898667                -29.66%                   0           2001
                             9.681400            6.963868                -28.07%               2,275           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.340503            7.088478                 11.80%                   0           2004
International Growth Fund:   4.775268            6.340503                 32.78%                   0           2003
Class I - Q/NQ               6.427129            4.775268                -25.70%                   0           2002
                             9.202593            6.427129                -30.16%                   0           2001
                             10.000000           9.202593                 -7.97%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.235035           11.458329                11.95%                   0           2004
International Growth Fund:   7.724922            10.235035                32.49%                   0           2003
Class III - Q/NQ             10.000000           7.724922                -22.75%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.409473           10.665010                 2.45%                   0           2004
Investor Destinations        9.853651            10.409473                 5.64%                   0           2003
Conservative Fund: Class     10.000000           9.853651                 -1.46%                   0           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.522984           11.039557                 4.91%                   0           2004
Investor Destinations        9.453586            10.522984                11.31%                   0           2003
Moderately Conservative      10.000000           9.453586                 -5.46%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.532259           11.294395                 7.24%                   0           2004
Investor Destinations        8.961185            10.532259                17.53%                   0           2003
Moderate Fund: Class II -    10.000000           8.961185                -10.39%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.560445           11.588986                 9.74%                   0           2004
Investor Destinations        8.517407            10.560445                23.99%                   0           2003
Moderately Aggressive        10.000000           8.517407                -14.83%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.545460           11.772148                11.63%                   0           2004
Investor Destinations        8.168360            10.545460                29.10%                   0           2003
Aggressive Fund: Class II    10.000000           8.168360                -18.32%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   6.989223            7.981954                 12.92%                   0           2004
Growth Fund: Class I - Q/NQ  5.094330            6.989223                 37.20%                   0           2003
                             8.262132            5.094330                -38.34%                   0           2002
                             12.111863           8.262132                -31.78%                   0           2001
                             14.618910           12.111863               -17.15%               1,315           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.463331           10.326717                -1.31%                   0           2004
Market Fund: Class I - Q/NQ  10.621324           10.463331                -1.49%                   0           2003
                             10.719296           10.621324                -0.91%                   0           2002
                             10.569641           10.719296                 1.42%                   0           2001
                             10.185260           10.569641                 3.81%              14,152           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.209369            8.820712                  7.45%                   0           2004
Nationwide Fund: Class I -   6.576030            8.209369                 24.84%                   0           2003
Q/NQ                         8.127729            6.576030                -19.09%                   0           2002
                             9.416202            8.127729                -13.68%                   0           2001
                             9.825369            9.416202                 -4.16%               5,245           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.137079           12.949996                16.28%                   0           2004
Nationwide Leaders Fund:     9.057504            11.137079                22.96%                   0           2003
Class III - Q/NQ             10.000000           9.057504                 -9.42%                 112           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.087571           12.205758                10.09%                   0           2004
Growth Leaders Fund: Class   7.431326            11.087571                49.20%                   0           2003
III - Q/NQ                   10.000000           7.431326                -25.69%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           7.402625            8.382543                 13.24%                   0           2004
Worldwide Leaders Fund:      5.557308            7.402625                 33.21%                   0           2003
Class I - Q/NQ               7.608458            5.557308                -26.96%                 680           2002
                             9.573624            7.608458                -20.53%                   0           2001
                             11.152016           9.573624                -14.15%                 713           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.493364           15.279541                13.24%                 411           2004
Worldwide Leaders Fund:      10.000000           13.493364                34.93%                 453           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.431672           13.803450                11.03%                   0           2004
Fund: Class I - Q/NQ         9.457357            12.431672                31.45%                   0           2003
                             14.481164           9.457357                -34.69%                   0           2002
                             16.592571           14.481164               -12.73%                   0           2001
                             20.216023           16.592571               -17.92%               1,837           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    17.463621           20.054519                14.84%                  85           2004
Fund: Class I - Q/NQ         11.372033           17.463621                53.57%                  58           2003
                             15.948542           11.372033               -28.70%                   4           2002
                             12.701183           15.948542                25.57%                   2           2001
                             11.665584           12.701183                 8.88%               3,822           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      15.325664           17.858063                16.52%                   0           2004
Fund: Class I - Q/NQ         11.101037           15.325664                38.06%                   0           2003
                             13.716369           11.101037               -19.07%                   4           2002
                             15.019588           13.716369                -8.68%                   3           2001
                             14.086698           15.019588                 6.62%               8,266           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        8.657213            9.195106                  6.21%                   0           2004
Balanced Fund: Class I -     7.467684            8.657213                 15.93%                   0           2003
Q/NQ                         8.699077            7.467684                -14.16%                   0           2002
                             9.225819            8.699077                 -5.71%               2,937           2001
                             9.455807            9.225819                 -2.43%               3,217           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         7.627962            8.774641                 15.03%                   0           2004
Comstock Value Fund: Class   5.928033            7.627962                 26.68%                   0           2003
I - Q/NQ                     8.089339            5.928033                -26.72%                   0           2002
                             9.407245            8.089339                -14.01%               3,153           2001
                             10.749854           9.407245                -12.49%               1,173           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   11.997543           12.513070                 4.30%                   0           2004
Sector Bond Fund: Class I    10.930457           11.997543                 9.76%                   0           2003
- Q/NQ                       10.414287           10.930457                 4.96%                   0           2002
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.324306                13.24%                  74           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   5.987242            6.914774                 15.49%                   0           2004
Portfolio: Service Shares    5.086420            5.987242                 17.71%                   0           2003
- Q/NQ                       6.180038            5.086420                -17.70%                  14           2002
                             8.076723            6.180038                -23.48%                   8           2001
                             10.000000           8.076723                -19.23%              15,806           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.283989            3.233225                 -1.55%                   0           2004
Global Technology            2.290027            3.283989                 43.40%                   0           2003
Portfolio: Service Shares    3.960302            2.290027                -42.18%                   0           2002
- Q/NQ                       6.454677            3.960302                -38.64%                   0           2001
                             10.000000           6.454677                -35.45%              12,801           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.161603           10.031316                -1.28%                   0           2004
Global Technology            7.054323            10.161603                44.05%                   0           2003
Portfolio: Service II        10.000000           7.054323                -29.46%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.821088            6.763818                 16.20%                   0           2004
International Growth         4.419582            5.821088                 31.71%                   0           2003
Portfolio: Service Shares    6.080842            4.419582                -27.32%                   0           2002
- Q/NQ                       8.113132            6.080842                -25.05%                   0           2001
                             10.000000           8.113132                -18.87%              14,610           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.140370           11.784987                16.22%                   0           2004
International Growth         7.698186            10.140370                31.72%                   0           2003
Portfolio: Service II        10.000000           7.698186                -23.02%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.129267           13.948481                15.00%                   0           2004
Risk-Managed Core            10.000000           12.129267                21.29%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.815516            9.995324                 13.38%                   0           2004
Management Trust - AMT       6.833887            8.815516                 29.00%                   0           2003
Guardian Portfolio - Q/NQ    9.490909            6.833887                -28.00%                   0           2002
                             9.844228            9.490909                 -3.59%                   0           2001
                             9.941717            9.844228                 -0.98%                 497           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.957976            9.824818                 -1.34%                   0           2004
Management Trust - AMT       10.000000           9.957976                 -0.42%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.823727            10.047217                13.87%                   0           2004
Management Trust - AMT       7.037336            8.823727                 25.38%                   0           2003
Mid-Cap Growth Portfolio:    10.173455           7.037336                -30.83%                   0           2002
Class I - Q/NQ               13.792758           10.173455               -26.24%                   0           2001
                             15.222969           13.792758                -9.40%               6,870           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.731115            10.169791                16.48%                   0           2004
Management Trust - AMT       6.601750            8.731115                 32.25%                   0           2003
Partners Portfolio - Q/NQ    8.889847            6.601750                -25.74%                   7           2002
                             9.346057            8.889847                 -4.88%                   4           2001
                             9.478868            9.346057                 -1.40%                 752           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.224655                12.25%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.144921            9.550936                 17.26%                   0           2004
Account Funds -              6.624244            8.144921                 22.96%                   0           2003
Oppenheimer Aggressive       9.370812            6.624244                -29.31%                   0           2002
Growth Fund/VA:              13.928584           9.370812                -32.72%                   0           2001
Non-Service Shares - Q/NQ    16.027328           13.928584               -13.09%              11,061           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.764179            10.222216                 4.69%                 551           2004
Account Funds -              7.616546            9.764179                 28.20%                 574           2003
Oppenheimer Capital          10.637302           7.616546                -28.40%                 553           2002
Appreciation Fund/VA:        12.430490           10.637302               -14.43%                   0           2001
Non-Service Shares - Q/NQ    12.725024           12.430490                -2.31%               7,234           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.697915            10.147146                16.66%                   0           2004
Account Funds -              6.211849            8.697915                 40.02%                   0           2003
Oppenheimer Global           8.149095            6.211849                -23.77%                   0           2002
Securities Fund/VA:          9.464418            8.149095                -13.90%                   0           2001
Non-Service Shares - Q/NQ    10.000000           9.464418                 -5.36%                 871           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.151574           16.513972                16.69%                   0           2004
Account Funds -              10.000000           14.151574                41.52%                   0           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.331849            8.928513                  7.16%                   0           2004
Account Funds -              6.715954            8.331849                 24.06%                   0           2003
Oppenheimer Main Street(R)     8.448257            6.715954                -20.50%                   0           2002
Fund/VA: Non-Service         9.606697            8.448257                -12.06%                   0           2001
Shares - Q/NQ                10.755476           9.606697                -10.68%               4,797           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.821844            10.210285                15.74%                   0           2004
II, Inc.: Investor Class -   6.576951            8.821844                 34.13%                   0           2003
Q/NQ                         9.180307            6.576951                -28.36%                   0           2002
                             9.717062            9.180307                 -5.52%                   0           2001
                             10.000000           9.717062                 -2.83%                 255           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.590800           18.954277                 7.75%                   0           2004
Institutional Funds, Inc.    14.052254           17.590800                25.18%                   0           2003
- Emerging Markets Debt      13.141724           14.052254                 6.93%                   0           2002
Portfolio: Class I - Q/NQ    12.193613           13.141724                 7.78%                   0           2001
                             11.180591           12.193613                 9.06%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.081389           11.585959                14.92%                   0           2004
Institutional Funds, Inc.    8.081645            10.081389                24.74%                   0           2003
- International Magnum       10.000000           8.081645                -19.18%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.545115            6.601135                 19.04%                   0           2004
Institutional Funds, Inc.    3.995275            5.545115                 38.79%                   0           2003
- Mid Cap Growth             5.928247            3.995275                -32.61%                   0           2002
Portfolio: Class I- Q/NQ     8.567997            5.928247                -30.81%                   0           2001
                             10.000000           8.567997                -14.32%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.845095           21.158374                33.53%                   0           2004
Institutional Funds, Inc.    11.769601           15.845095                34.63%                  63           2003
- U.S. Real Estate           12.117487           11.769601                -2.87%                   6           2002
Portfolio: Class I - Q/NQ    11.269804           12.117487                 7.52%                   4           2001
                             10.866698           11.269804                 3.71%                  14           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.209884           15.048471                23.25%                   0           2004
Insurance Trust -            8.088367            12.209884                50.96%                   0           2003
Worldwide Emerging Markets   8.508987            8.088367                 -4.94%                   0           2002
Fund: Initial Class - Q/NQ   8.853136            8.508987                 -3.89%                   0           2001
                             15.554588           8.853136                -43.08%               3,492           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.550716                25.51%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.841633           15.618187                21.62%                   0           2004
Insurance Trust -            9.059454            12.841633                41.75%                   0           2003
Worldwide Hard Assets        9.523759            9.059454                 -4.88%                   0           2002
Fund: Initial Class - Q/NQ   10.864101           9.523759                -12.34%                   0           2001
                             9.960177            10.864101                 9.08%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.408650                24.09%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.566724            10.271156                 7.36%                   0           2004
Funds - Diversified Stock    7.239941            9.566724                 32.14%                   0           2003
Fund: Class A - Q/NQ         9.660204            7.239941                -25.05%                   0           2002
                             9.837436            9.660204                 -1.80%                   0           2001
                             10.000000           9.837436                 -1.63%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 2.15%)

   (Variable account charges of 2.15% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.249495            9.731294                  5.21%                   0           2004
Funds - AIM V.I. Balanced    8.123428            9.249495                 13.86%                   0           2003
Fund: Series I Shares -      10.014572           8.123428                -18.88%                   0           2002
Q/NQ                         10.000000           10.014572                 0.15%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.837279            9.051440                  2.42%                   0           2004
Funds - AIM V.I. Blue Chip   7.216718            8.837279                 22.46%                   0           2003
Fund: Series I Shares -      9.988719            7.216718                -27.75%                   0           2002
Q/NQ                         10.000000           9.988719                 -0.11%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.653544            10.071903                 4.33%                   0           2004
Funds - AIM V.I. Capital     7.616916            9.653544                 26.74%                   0           2003
Appreciation Fund: Series    10.291087           7.616916                -25.99%                   0           2002
I Shares - Q/NQ              10.000000           10.291087                 2.91%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.990004            10.651973                 6.63%                   0           2004
Funds - AIM V.I. Core        8.205505            9.990004                 21.75%                   0           2003
Stock Fund: Series I         9.934020            8.205505                -17.40%                   0           2002
Shares - Q/NQ                10.000000           9.934020                 -0.66%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.281813           12.476010                21.34%                   0           2004
Funds - AIM V.I.             8.141462            10.281813                26.29%                   0           2003
International Growth Fund:   10.000000           8.141462                -18.59%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.421025            8.715609                  3.50%                   0           2004
Funds - AIM V.I. Premier     6.880299            8.421025                 22.39%                   0           2003
Equity Fund: Series I        10.082692           6.880299                -31.76%                   0           2002
Shares - Q/NQ                10.000000           10.082692                 0.83%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.506975            9.405665                 10.56%                   0           2004
Portfolios, Inc. -           6.720908            8.506975                 26.57%                   0           2003
American Century VP Income   8.518985            6.720908                -21.11%                   0           2002
& Growth Fund: Class I -     9.501028            8.518985                -10.34%                   0           2001
Q/NQ                         10.861635           9.501028                -12.53%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.174485            9.192521                 12.45%                   0           2004
Portfolios, Inc. -           6.709456            8.174485                 21.84%                   0           2003
American Century VP          8.611391            6.709456                -22.09%                   0           2002
International Fund: Class    12.427696           8.611391                -30.71%                   0           2001
I - Q/NQ                     15.268547           12.427696               -18.61%               2,381           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.744337            10.972793                12.61%                 142           2004
Portfolios, Inc. -           7.997959            9.744337                 21.84%                  74           2003
American Century VP          10.000000           7.997959                -20.02%                   5           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.682271            10.485573                 8.30%                   0           2004
Portfolios, Inc. -           7.922273            9.682271                 22.22%                   0           2003
American Century VP Ultra    10.000000           7.922273                -20.78%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    12.052689           13.484039                11.88%                  34           2004
Portfolios, Inc. -           9.551316            12.052689                26.19%                 167           2003
American Century VP Value    11.171284           9.551316                -14.50%                  68           2002
Fund: Class I - Q/NQ         10.120481           11.171284                10.38%                   0           2001
                             8.753418            10.120481                15.62%               1,514           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.174656           10.534412                 3.54%                   0           2004
Portfolios II, Inc. -        10.000000           10.174656                 1.75%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.625976            10.540934                 9.51%                   0           2004
Funds - BB&T Capital         7.840038            9.625976                 22.78%                   0           2003
Manager Equity VIF - Q/NQ    10.175200           7.840038                -22.95%                   0           2002
                             10.000000           10.175200                 1.75%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.656658            10.694139                10.74%                   0           2004
Funds - BB&T Large Cap       7.983094            9.656658                 20.96%                   0           2003
Value VIF - Q/NQ             10.153225           7.983094                -21.37%                   0           2002
                             10.000000           10.153225                 1.53%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      8.766739            9.061033                  3.36%                   0           2004
Funds - BB&T Large Company   6.998137            8.766739                 25.27%                   0           2003
Growth VIF - Q/NQ            10.268717           6.998137                -31.97%                   0           2002
                             10.000000           10.286717                 2.87%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      10.954616           12.562240                14.68%                   0           2004
Funds - BB&T Mid Cap         8.197450            10.954616                33.63%                   0           2003
Growth VIF - Q/NQ            10.472439           8.197450                -21.72%                   0           2002
                             10.000000           10.472439                 4.72%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.029034            9.269782                 15.45%                   0           2004
Global Small Cap Portfolio   5.556901            8.029034                 44.49%                   0           2003
- Q/NQ                       8.625434            5.556901                -35.58%                   0           2002
                             12.354255           8.625434                -30.18%                   0           2001
                             15.574225           12.354255               -20.67%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.220432            9.229589                 12.28%                   0           2004
International Focus          6.312112            8.220432                 30.23%                   0           2003
Portfolio - Q/NQ             8.054140            6.312112                -21.63%                   0           2002
                             10.591740           8.054140                -23.96%                   0           2001
                             14.605841           10.591740               -27.48%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.034010            9.842560                  8.95%                   0           2004
Large Cap Value Portfolio    7.376176            9.034010                 22.48%                   0           2003
- Q/NQ                       9.802385            7.376176                -24.75%                   0           2002
                             9.925196            9.802385                 -1.24%                   0           2001
                             9.312214            9.925196                  6.58%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.198281           12.163030                19.27%                   6           2004
Portfolios - Small Cap       7.564269            10.198281                34.82%                   0           2003
Stock Index Portfolio:       10.000000           7.564269                -24.36%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         6.688974            6.951672                  3.93%                   0           2004
Responsible Growth Fund,     5.425087            6.688974                 23.30%                   0           2003
Inc.: Initial Shares - Q/NQ  7.803211            5.425087                -30.48%                   0           2002
                             10.301538           7.803211                -24.25%                   0           2001
                             11.832110           10.301538               -12.94%               4,687           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    7.832447            8.479597                  8.26%               1,020           2004
Inc.: Initial Shares - Q/NQ  6.235687            7.832447                 25.61%                 766           2003
                             8.208564            6.235687                -24.03%                  20           2002
                             9.553880            8.208564                -14.08%                   0           2001
                             10.761420           9.553880                -11.22%               9,379           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.463081            8.699022                  2.79%                   0           2004
Investment Fund              7.137823            8.463081                 18.57%                 167           2003
-Appreciation Portfolio:     8.758825            7.137823                -18.51%                  88           2002
Initial Shares - Q/NQ        9.871455            8.758825                -11.27%                  11           2001
                             10.153208           9.871455                 -2.78%               4,232           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             10.858505           11.830026                 8.95%                   0           2004
Investment Fund -            8.426454            10.858505                28.86%                   0           2003
Developing Leaders           10.648184           8.426454                -20.86%                   0           2002
Portfolio:  Initial Shares   10.000000           10.648184                 6.48%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.498688           13.504452                17.44%                   0           2004
Investment Fund -            8.617950            11.498688                33.43%                   0           2003
International Value          10.034409           8.617950                -14.12%                   0           2002
Portfolio: Initial Shares    10.000000           10.034409                 0.34%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.169693           12.339114                 1.39%                   0           2004
- Federated Quality Bond     11.884957           12.169693                 2.40%                 112           2003
Fund II: Primary Shares -    11.111890           11.884957                 6.96%                  62           2002
Q/NQ                         10.514640           11.111890                 5.68%                   9           2001
                             9.727848            10.514640                 8.09%               2,272           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.453639            10.303367                 8.99%                 465           2004
Insurance Products Fund -    7.419096            9.453639                 27.42%                 632           2003
VIP Equity-Income            9.135077            7.419096                -18.78%                  85           2002
Portfolio: Service Class -   9.837664            9.135077                 -7.14%                  11           2001
Q/NQ                         9.281660            9.837664                  5.99%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.636709            7.716381                  1.04%                   9           2004
Insurance Products Fund -    5.877549            7.636709                 29.93%                   0           2003
VIP Growth Portfolio:        8.605815            5.877549                -31.70%                   0           2002
Service Class - Q/NQ         10.691535           8.605815                -19.51%                   0           2001
                             12.284855           10.691535               -12.97%              11,478           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.929810            8.493992                  7.11%                   0           2004
Insurance Products Fund -    6.382519            7.929810                 24.24%                   0           2003
VIP High Income Portfolio:   6.294993            6.382519                  1.39%                   0           2002
Service Class - Q/NQ         7.302933            6.294993                -13.80%                   0           2001
                             9.643198            7.302933                -24.27%               2,839           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.665395            9.622805                 11.05%                   0           2004
Insurance Products Fund -    6.183841            8.665395                 40.13%                   0           2003
VIP Overseas Portfolio:      7.933931            6.183841                -22.06%                   0           2002
Service Class - Q/NQ         10.300741           7.933931                -22.98%                   0           2001
                             13.019301           10.300741               -20.88%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.772293           11.963391                11.06%                   6           2004
Insurance Products Fund -    7.684818            10.772293                40.18%                   0           2003
VIP Overseas Portfolio:      10.000000           7.684818                -23.15%                   0           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.796715            11.056607                12.86%                 433           2004
Insurance Products Fund II   7.800188            9.796715                 25.60%                 749           2003
- VIP Contrafund(R)            8.801213            7.800188                -11.37%                 167           2002
Portfolio: Service Class -   10.264709           8.801213                -14.26%                  23           2001
Q/NQ                         11.244112           10.264709                -8.71%               2,034           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.070300           10.279382                 2.08%                   0           2004
Insurance Products Fund II   10.000000           10.070300                 0.70%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.471511            6.779429                  4.76%                   0           2004
Insurance Products Fund      5.100632            6.471511                 26.88%                   0           2003
III - VIP Growth             6.676003            5.100632                -23.60%                   0           2002
Opportunities Portfolio:     7.975200            6.676003                -16.29%                   0           2001
Service Class - Q/NQ         9.839824            7.975200                -18.95%               1,710           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.427270           12.745663                11.54%                   6           2004
Insurance Products Fund      7.400922            11.427270                54.40%                   0           2003
III - VIP Value Strategies   10.000000           7.400922                -25.99%                   0           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          12.243229           13.327321                 8.85%                   0           2004
Variable Insurance Trust -   8.793908            12.243229                39.22%                   0           2003
First Horizon Capital        11.044471           8.793908                -20.38%                   0           2002
Appreciation Portfolio -     10.000000           11.044471                10.44%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          9.309474            9.608309                  3.21%                   0           2004
Variable Insurance Trust -   7.398110            9.309474                 25.84%                   0           2003
First Horizon Core Stock     10.232641           7.398110                -27.70%                   0           2002
Portfolio - Q/NQ             10.000000           10.232641                 2.33%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton           10.139397           11.793952                16.32%                   0           2004
Variable Insurance           7.817266            10.139397                29.71%                   0           2003
Products Trust - Templeton   10.000000           7.817266                -21.83%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.711404           16.135118                17.68%                   5           2004
International Value Fund:    10.000000           13.711404                37.11%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    13.566907           15.363749                13.24%                 594           2004
Index Fund: Class I - Q/NQ   10.296690           13.566907                31.76%                 559           2003
                             12.424639           10.296690               -17.13%                  73           2002
                             12.867405           12.424639                -3.44%                   8           2001
                             11.413030           12.867405                12.74%                 896           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     10.670340           11.495171                 7.73%                   0           2004
Income Bond Fund: Class I    8.918357            10.670340                19.64%                   0           2003
- Q/NQ                       8.829517            8.918357                  1.01%                   0           2002
                             8.659527            8.829517                  1.96%                   0           2001
                             9.647227            8.659527                -10.24%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.784110           12.741281                18.15%                   0           2004
Emerging Markets Fund:       6.668475            10.784110                61.72%                   0           2003
Class I - Q/NQ               8.039579            6.668475                -17.05%                   0           2002
                             8.666715            8.039579                 -7.24%                   0           2001
                             10.000000           8.666715                -13.33%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.065018           14.256207                18.16%                   5           2004
Emerging Markets Fund:       7.462526            12.065018                61.67%                   0           2003
Class III - Q/NQ             10.000000           7.462526                -25.37%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.100416           14.341910                18.52%                  36           2004
Financial Services Fund:     8.741712            12.100416                38.42%                  48           2003
Class III - Q/NQ             10.000000           8.741712                -12.58%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.202091           11.821040                 5.53%                  16           2004
Health Sciences Fund:        8.370118            11.202091                33.83%                  27           2003
Class III - Q/NQ             10.000000           8.370118                -16.30%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.852443            2.911505                  2.07%                   0           2004
Technology and               1.877827            2.852443                 51.90%                   0           2003
Communications Fund: Class   3.354183            1.877827                -44.02%                   0           2002
I - Q/NQ                     5.986011            3.354183                -43.97%                   0           2001
                             10.000000           5.986011                -40.14%                 324           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.759842           10.978992                 2.04%                  18           2004
Technology and               7.085443            10.759842                51.86%                  32           2003
Communications Fund: Class   10.000000           7.085443                -29.15%                   0           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.558415            12.154055                27.16%                  18           2004
Utilities Fund: Class III    7.866828            9.558415                 21.50%                  24           2003
- Q/NQ                       10.000000           7.866828                -21.33%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.157611           12.284309                 1.04%                  23           2004
Government Bond Fund:        12.181115           12.157611                -0.19%                 137           2003
Class I - Q/NQ               11.216684           12.181115                 8.60%                  61           2002
                             10.688972           11.216684                 4.94%                   9           2001
                             9.705551            10.688972                10.13%                  20           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.431602            4.690047                  5.83%                   0           2004
Fund: Class I - Q/NQ         3.411839            4.431602                 29.89%                   0           2003
                             4.861995            3.411839                -30.26%                   0           2002
                             6.957972            4.861995                -29.69%                   0           2001
                             9.678122            6.957972                -28.11%                 899           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.329968            7.073070                 11.74%                   0           2004
International Growth Fund:   4.769772            6.329968                 32.71%                   0           2003
Class I - Q/NQ               6.423028            4.769772                -25.74%                   0           2002
                             9.201455            6.423028                -30.20%                   0           2001
                             10.000000           9.201455                 -7.99%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.226299           11.442705                11.89%                   0           2004
International Growth Fund:   7.722271            10.226299                32.43%                   0           2003
Class III - Q/NQ             10.000000           7.722271                -22.78%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.399210           10.649052                 2.40%                   0           2004
Investor Destinations        9.848954            10.399210                 5.59%                   0           2003
Conservative Fund: Class     10.000000           9.848954                 -1.51%                   0           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.512612           11.023031                 4.86%                   0           2004
Investor Destinations        9.449094            10.512612                11.26%                   0           2003
Moderately Conservative      10.000000           9.449094                 -5.51%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.521843           11.277457                 7.18%                   0           2004
Investor Destinations        8.956898            10.521843                17.47%                   0           2003
Moderate Fund: Class II -    10.000000           8.956898                -10.43%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.550021           11.571630                 9.68%                   0           2004
Investor Destinations        8.513348            10.550021                23.92%                   0           2003
Moderately Aggressive        10.000000           8.513348                -14.87%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.535072           11.754545                11.58%                   0           2004
Investor Destinations        8.164471            10.535072                29.04%                   0           2003
Aggressive Fund: Class II    10.000000           8.164471                -18.36%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   6.972579            7.869150                 12.86%                  10           2004
Growth Fund: Class I - Q/NQ  5.084785            6.972579                 37.13%                   0           2003
                             8.250877            5.084785                -38.37%                   0           2002
                             12.101606           8.250877                -31.82%                   0           2001
                             14.613981           12.101606               -17.19%               3,033           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.438388           10.296837                -1.36%                   0           2004
Market Fund: Class I - Q/NQ  10.601417           10.438388                -1.54%                   0           2003
                             10.704673           10.601417                -0.96%                   0           2002
                             10.560647           10.704673                 1.36%                   0           2001
                             10.178032           10.560647                 3.76%              15,186           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.189846            8.795250                  7.39%                 502           2004
Nationwide Fund: Class I -   6.563740            8.189846                 24.77%                 256           2003
Q/NQ                         8.116686            6.563740                -19.13%                  19           2002
                             9.408236            8.116686                -13.73%                   0           2001
                             9.822044            9.408236                 -4.21%                 197           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.126097           12.930621                16.22%                   0           2004
Nationwide Leaders Fund:     9.053190            11.126097                22.90%                   0           2003
Class III - Q/NQ             10.000000           9.053190                 -9.47%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.076660           12.187517                10.03%                   6           2004
Growth Leaders Fund: Class   7.427795            11.076660                49.12%                   0           2003
III - Q/NQ                   10.000000           7.427795                -25.72%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           7.384983            8.358312                 13.18%                   0           2004
Worldwide Leaders Fund:      5.546904            7.384983                 33.14%                   0           2003
Class I - Q/NQ               7.598105            5.546904                -27.00%                   0           2002
                             9.565529            7.598105                -20.57%                   0           2001
                             11.148249           9.565529                -14.20%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.488768           15.266547                13.18%                   0           2004
Worldwide Leaders Fund:      10.000000           13.488768                34.89%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.402090           13.763578                10.98%                 343           2004
Fund: Class I - Q/NQ         9.439666            12.402090                31.38%                 171           2003
                             14.461467           9.439666                -34.73%                  13           2002
                             16.578533           14.461467               -12.77%                   0           2001
                             20.209202           16.578533               -17.97%               2,195           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    17.422041           19.996570                14.78%                 281           2004
Fund: Class I - Q/NQ         11.350750           17.422041                53.49%                 267           2003
                             15.926842           11.350750               -28.73%                  64           2002
                             12.690421           15.926842                25.50%                   7           2001
                             11.661628           12.690421                 8.82%                 445           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      15.289191           17.806477                16.46%                   4           2004
Fund: Class I - Q/NQ         11.080273           15.289191                37.99%                 209           2003
                             13.697716           11.080273               -19.11%                 113           2002
                             15.006886           13.697716                -8.72%                  15           2001
                             14.081944           15.006886                 6.57%                 606           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        8.636601            9.168540                  6.16%                   0           2004
Balanced Fund: Class I -     7.453711            8.636601                 15.87%                   0           2003
Q/NQ                         8.687249            7.453711                -14.20%                   0           2002
                             9.218009            8.687249                 -5.76%                   0           2001
                             9.452610            9.218009                 -2.48%                 209           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         7.609813            8.749300                 14.97%                   0           2004
Comstock Value Fund: Class   5.916952            7.609813                 28.61%                   0           2003
I - Q/NQ                     8.078351            5.916952                -26.76%                   0           2002
                             9.399286            8.078351                -14.05%                   0           2001
                             10.746213           9.399286                -12.53%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   11.968967           12.476882                 4.24%                  12           2004
Sector Bond Fund: Class I    10.909995           11.968967                 9.71%                  12           2003
- Q/NQ                       10.400105           10.909995                 4.90%                   0           2002
                             10.202517           10.400105                 1.94%                   0           2001
                             9.867527            10.202517                 3.39%                 224           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.320491                13.20%                   0           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   5.975238            6.897381                 15.43%                   0           2004
Portfolio: Service Shares    5.078815            5.975238                 17.65%                   0           2003
- Q/NQ                       6.173947            5.078815                -17.74%                   0           2002
                             8.072922            6.173947                -23.52%                   0           2001
                             10.000000           8.072922                -19.27%              10,872           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.277394            3.225081                 -1.60%                   0           2004
Global Technology            2.286600            3.277394                 43.33%                   0           2003
Portfolio: Service Shares    3.956393            2.286600                -42.20%                   0           2002
- Q/NQ                       6.451635            3.956393                -38.68%                   0           2001
                             10.000000           6.451635                -35.48%              13,277           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.152930           10.017631                -1.33%                   0           2004
Global Technology            7.051900            10.152930                43.97%                   0           2003
Portfolio: Service II        10.000000           7.051900                -29.48%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.809420            6.746806                 16.14%                   0           2004
International Growth         4.412971            5.809420                 31.64%                   0           2003
Portfolio: Service Shares    6.074850            4.412971                -27.36%                   0           2002
- Q/NQ                       8.109310            6.074850                -25.09%                   0           2001
                             10.000000           8.109310                -18.91%               7,282           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.131729           11.768944                16.16%                 146           2004
International Growth         7.695550            10.131729                31.66%                  75           2003
Portfolio: Service II        10.000000           7.695550                -23.04%                   5           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.125134           13.936622                14.94%                   0           2004
Risk-Managed Core            10.000000           12.125134                21.25%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.794545            9.966446                 13.33%                   0           2004
Management Trust - AMT       6.821108            8.794545                 28.93%                 332           2003
Guardian Portfolio - Q/NQ    9.478011            6.821108                -28.03%                 172           2002
                             9.835896            9.478011                 -3.64%                  21           2001
                             9.938347            9.835896                 -1.03%                 455           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.954572            9.816451                 -1.39%                   0           2004
Management Trust - AMT       10.000000           9.954572                 -0.45%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.802690            10.018148                13.81%                 463           2004
Management Trust - AMT       7.024147            8.802690                 25.32%                 239           2003
Mid-Cap Growth Portfolio:    10.159599           7.024147                -30.86%                  18           2002
Class I - Q/NQ               13.781080           10.159599               -26.28%                   0           2001
                             15.217822           13.781080                -9.44%               7,587           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.710342            10.140422                16.42%                   0           2004
Management Trust - AMT       6.589403            8.710342                 32.19%                   0           2003
Partners Portfolio - Q/NQ    8.877762            6.589403                -25.78%                   0           2002
                             9.338144            8.877762                 -4.93%                   0           2001
                             9.475658            9.338144                 -1.45%                 387           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.220861                12.21%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.125514            9.523311                 17.20%                 446           2004
Account Funds -              6.611835            8.125514                 22.89%                 446           2003
Oppenheimer Aggressive       9.358057            6.611835                -29.35%                   0           2002
Growth Fund/VA:              13.916801           9.358057                -32.76%                   0           2001
Non-Service Shares - Q/NQ    16.021918           13.916801               -13.14%               6,925           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.740938            10.192683                 4.64%                   7           2004
Account Funds -              7.602298            9.740938                 28.13%                 309           2003
Oppenheimer Capital          10.622832           7.602298                -28.43%                 159           2002
Appreciation Fund/VA:        12.419973           10.622832               -14.47%                  19           2001
Non-Service Shares - Q/NQ    12.720715           12.419973                -2.36%              10,796           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.681630            10.122992                16.60%                   0           2004
Account Funds -              6.203380            8.681630                 39.95%                 261           2003
Oppenheimer Global           8.142142            6.203380                -23.81%                 194           2002
Securities Fund/VA:          9.461221            8.142142                -13.94%                  25           2001
Non-Service Shares - Q/NQ    10.000000           9.461221                 -5.39%                  92           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.146751           16.499905                16.63%                   5           2004
Account Funds -              10.000000           14.146751                41.47%                  66           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.312026            8.902729                  7.11%                   0           2004
Account Funds -              6.703398            8.312026                 24.00%                   0           2003
Oppenheimer Main Street(R)     8.436772            6.703398                -20.55%                   0           2002
Fund/VA: Non-Service         9.598573            8.436772                -12.10%                   0           2001
Shares - Q/NQ                10.751840           9.598573                -10.73%              19,929           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.805324            10.185976                15.68%                 568           2004
II, Inc.: Investor Class -   6.567984            8.805324                 34.06%                 912           2003
Q/NQ                         9.172486            6.567984                -28.39%                 182           2002
                             9.735908            9.172486                 -5.79%                  22           2001
                             10.000000           9.735908                 -2.64%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.548980           18.899558                 7.70%                   9           2004
Institutional Funds, Inc.    14.026010           17.548980                25.12%                   9           2003
- Emerging Markets Debt      13.123880           14.026010                 6.87%                   0           2002
Portfolio: Class I - Q/NQ    12.183316           13.123880                 7.72%                   0           2001
                             11.176818           12.183316                 9.01%                 128           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.072804           11.570187                14.87%                   0           2004
Institutional Funds, Inc.    8.078884            10.072804                24.68%                   0           2003
- International Magnum       10.000000           8.078884                -19.21%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.534711            6.585376                 18.98%                   0           2004
Institutional Funds, Inc.    3.989818            5.534711                 38.72%                   0           2003
- Mid Cap Growth             5.923201            3.989818                -32.64%                   0           2002
Portfolio: Class I - Q/NQ    8.565102            5.923201                -30.84%                   0           2001
                             10.000000           8.565102                -14.35%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.807420           21.097287                33.46%                  27           2004
Institutional Funds, Inc.    11.747604           15.807420                34.56%                 138           2003
- U.S. Real Estate           12.101019           11.747604                -2.92%                  58           2002
Portfolio: Class I - Q/NQ    11.260270           12.101019                 7.47%                   8           2001
                             10.859008           11.260270                 3.70%                 693           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.180802           15.004941                23.19%                   0           2004
Insurance Trust -            8.073214            12.180802                50.88%                   0           2003
Worldwide Emerging Markets   8.497392            8.073214                 -4.99%                   0           2002
Fund: Initial Class - Q/NQ   8.845631            8.497392                 -3.94%                   0           2001
                             15.549329           8.845631                -43.11%               2,415           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.546485                25.46%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.811040           15.573028                21.56%                   0           2004
Insurance Trust -            9.042491            12.811040                41.68%                   0           2003
Worldwide Hard Assets        9.510796            9.042491                 -4.92%                   0           2002
Fund: Initial Class - Q/NQ   10.854899           9.510796                -12.38%                   0           2001
                             9.956798            10.854899                 9.02%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.404463                24.04%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.548806            10.246683                 7.31%                   0           2004
Funds - Diversified Stock    7.230072            9.548806                 32.07%                   0           2003
Fund - Class A - Q/NQ        9.651982            7.230072                -25.09%                   0           2002
                             9.834117            9.651982                 -1.85%                   0           2001
                             10.000000           9.834117                 -1.66%                 870           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 2.20%)

   (Variable account charges of 2.20% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.239462            9.715769                  5.16%                   0           2004
Funds - AIM V.I. Balanced    8.118759            9.239462                 13.80%                   0           2003
Fund: Series I Shares -      10.013943           8.118759                -18.93%                   0           2002
Q/NQ                         10.000000           10.013943                 0.14%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.827681            9.036981                  2.37%                   0           2004
Funds - AIM V.I. Blue Chip   7.212567            8.827681                 22.39%                   0           2003
Fund: Series I Shares -      9.988090            7.212567                -27.79%                   0           2002
Q/NQ                         10.000000           9.988090                 -0.12%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.643083            10.055846                 4.28%                   0           2004
Funds - AIM V.I. Capital     7.612554            9.643083                 26.67%                   0           2003
Appreciation Fund: Series    10.290441           7.612554                -26.02%                   0           2002
I Shares - Q/NQ              10.000000           10.290441                 2.90%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.979158            10.634975                 6.57%                   0           2004
Funds - AIM V.I. Core        8.200789            9.979158                 21.69%                   0           2003
Stock Fund: Series I         9.933391            8.200789                -17.44%                   0           2002
Shares - Q/NQ                10.000000           9.933391                 -0.67%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.273047           12.459016                21.28%                   0           2004
Funds - AIM V.I.             8.138681            10.273047                26.22%                   0           2003
International Growth Fund:   10.000000           8.138681                -18.61%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.411889            8.701700                  3.45%                   0           2004
Funds - AIM V.I. Premier     6.876342            8.411889                 22.33%                   0           2003
Equity Fund: Series I        10.082057           6.876342                -31.80%                   0           2002
Shares - Q/NQ                10.000000           10.082057                 0.82%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.486720            9.378483                 10.51%                 153           2004
Portfolios, Inc. -           6.708323            8.486720                 26.51%                 153           2003
American Century VP Income   8.507395            6.708323                -21.15%                 111           2002
& Growth Fund: Class I -     9.492984            8.507395                -10.38%                   0           2001
Q/NQ                         10.857953           9.492984                -12.57%               1,091           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.155031            9.165959                 12.40%                   0           2004
Portfolios, Inc. -           6.696904            8.155031                 21.77%                   0           2003
American Century VP          8.599678            6.696904                -22.13%                   0           2002
International Fund: Class    12.417190           8.599678                -30.74%                   0           2001
I - Q/NQ                     15.263403           12.417190               -18.65%               1,205           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.736044            10.957867                12.55%                   0           2004
Portfolios, Inc. -           7.995231            9.736044                 21.77%                   0           2003
American Century VP          10.000000           7.995231                -20.05%                   0           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.674012            10.471276                 8.24%                   0           2004
Portfolios, Inc. -           7.919558            9.674012                 22.15%                   0           2003
American Century VP Ultra    10.000000           7.919558                -20.80%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    12.023986           13.445055                11.82%                  31           2004
Portfolios, Inc. -           9.533443            12.023986                26.12%                  19           2003
American Century VP Value    11.156087           9.533443                -14.54%                   0           2002
Fund: Class I - Q/NQ         10.111910           11.156087                10.33%                   0           2001
                             8.750447            10.111910                15.56%               1,148           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.171166           10.525419                 3.48%                   0           2004
Portfolios II, Inc. -        10.000000           10.171166                 1.71%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.615529            10.524116                 9.45%                   0           2004
Funds - BB&T Capital         7.835529            9.615529                 22.72%                   0           2003
Manager Equity VIF - Q/NQ    10.174557           7.835529                -22.99%                   0           2002
                             10.000000           10.174557                 1.75%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.646185            10.677086                10.69%                   0           2004
Funds - BB&T Large Cap       7.978507            9.646185                 20.90%                   0           2003
Value VIF - Q/NQ             10.152585           7.978507                -21.41%                   0           2002
                             10.000000           10.152585                 1.53%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      8.757231            9.046579                  3.30%                   0           2004
Funds - BB&T Large Company   6.994111            8.757231                 25.21%                   0           2003
Growth VIF - Q/NQ            10.286070           6.994111                -32.00%                   0           2002
                             10.000000           10.286070                 2.86%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      10.942740           12.542225                14.62%                   0           2004
Funds - BB&T Mid Cap         8.192737            10.942740                33.57%                   0           2003
Growth VIF - Q/NQ            10.471779           8.192737                -21.76%                   0           2002
                             10.000000           10.471779                 4.72%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.009928            9.242997                 15.39%                   0           2004
Global Small Cap Portfolio   5.546504            8.009928                 44.41%                   0           2003
- Q/NQ                       8.613696            5.546504                -35.61%                   0           2002
                             12.343799           8.613696                -30.22%                   0           2001
                             15.568968           12.343799               -20.72%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        8.200839            9.202885                 12.22%                   0           2004
International Focus          6.300292            8.200839                 30.17%                   0           2003
Portfolio - Q/NQ             8.043179            6.300292                -21.67%                   0           2002
                             10.582777           8.043179                -24.00%                   0           2001
                             14.600910           10.582777               -27.52%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        9.012504            9.814109                  8.89%                   0           2004
Large Cap Value Portfolio    7.362375            9.012504                 22.41%                   0           2003
- Q/NQ                       9.789046            7.362375                -24.79%                   0           2002
                             9.916793            9.789046                 -1.29%                   0           2001
                             9.309057            9.916793                  6.53%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.189578           12.146432                19.20%                   0           2004
Portfolios - Small Cap       7.561672            10.189578                34.75%                   0           2003
Stock Index Portfolio:       10.000000           7.561672                -24.38%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         6.673008            6.931538                  3.87%                   0           2004
Responsible Growth Fund,     5.414906            6.673008                 23.23%                   0           2003
Inc.: Initial Shares - Q/NQ  7.792572            5.414906                -30.51%                   0           2002
                             10.292793           7.792572                -24.29%                   0           2001
                             11.828093           10.292793               -12.98%               5,474           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    7.813792            8.455066                  8.21%                 179           2004
Inc.: Initial Shares - Q/NQ  6.224012            7.813792                 25.54%                 179           2003
                             8.197399            6.224012                -24.07%                 156           2002
                             9.545801            8.197399                -14.13%                   0           2001
                             10.757783           9.545801                -11.27%               8,594           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.442921            8.673868                  2.74%                   0           2004
Investment Fund              7.124457            8.442921                 18.51%                   0           2003
-Appreciation Portfolio:     8.746914            7.124457                -18.55%                   0           2002
Initial Shares - Q/NQ        9.863100            8.746914                -11.32%                   0           2001
                             10.149769           9.863100                 -2.82%                 240           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             10.846740           11.811177                 8.89%                   0           2004
Investment Fund -            8.421616            10.846740                28.80%                   0           2003
Developing Leaders           10.647518           8.421616                -20.91%                   0           2002
Portfolio:  Initial Shares   10.000000           10.647518                 6.48%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.486211           13.482903                17.38%                   0           2004
Investment Fund -            8.612992            11.486211                33.36%                   0           2003
International Value          10.033777           8.612992                -14.16%                   0           2002
Portfolio: Initial Shares    10.000000           10.033777                 0.34%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.140716           12.303438                 1.34%                   0           2004
- Federated Quality Bond     11.862727           12.140716                 2.34%                   0           2003
Fund II: Primary Shares -    11.096780           11.862727                 6.90%                   0           2002
Q/NQ                         10.505742           11.096780                 5.63%                   0           2001
                             9.724549            10.505742                 8.03%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.431146            10.273613                 8.93%                  80           2004
Insurance Products Fund -    7.405226            9.431146                 27.36%                  49           2003
VIP Equity-Income            9.122665            7.405226                -18.83%                   0           2002
Portfolio: Service Class -   9.829356            9.122665                 -7.19%                   0           2001
Q/NQ                         9.278526            9.829356                  5.94%                 192           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.618533            7.694090                  0.99%                  99           2004
Insurance Products Fund -    5.866545            7.618533                 29.86%                  59           2003
VIP Growth Portfolio:        8.594096            5.866545                -31.74%                   0           2002
Service Class - Q/NQ         10.682489           8.594096                -19.55%                   0           2001
                             12.280710           10.682489               -13.01%               4,589           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            7.910922            8.469429                  7.09%                   0           2004
Insurance Products Fund -    6.370568            7.910922                 24.18%                   0           2003
VIP High Income Portfolio:   6.286416            6.370568                  1.34%                   0           2002
Service Class - Q/NQ         7.296736            6.286416                -13.85%                   0           2001
                             9.639924            7.296736                -24.31%                 996           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.644743            9.594958                 10.99%                   0           2004
Insurance Products Fund -    6.172254            8.644743                 40.06%                   0           2003
VIP Overseas Portfolio:      7.923128            6.172254                -22.10%                   0           2002
Service Class - Q/NQ         10.292010           7.923128                -23.02%                   0           2001
                             13.014891           10.292010               -20.92%                 563           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.763107           11.947091                11.00%                   0           2004
Insurance Products Fund -    7.682181            10.763107                40.10%                   0           2003
VIP Overseas Portfolio:      10.000000           7.682181                -23.18%                   0           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.773384            11.024639                12.80%                   0           2004
Insurance Products Fund II   7.785588            9.773384                 25.53%                   0           2003
- VIP Contrafund(R)            8.789237            7.785588                -11.42%                   0           2002
Portfolio: Service Class -   10.256023           8.789237                -14.30%                   0           2001
Q/NQ                         11.240304           10.256023                -8.76%               7,733           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.066869           10.270637                 2.02%                   0           2004
Insurance Products Fund II   10.000000           10.066869                 0.67%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.456082            6.759816                  4.70%                   0           2004
Insurance Products Fund      5.091068            6.456082                 26.81%                   0           2003
III - VIP Growth             6.666912            5.091068                -23.64%                   0           2002
Opportunities Portfolio:     7.968441            6.666912                -16.33%                   0           2001
Service Class - Q/NQ         9.836490            7.968441                -18.99%               3,552           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.417557           12.728329                11.48%                   0           2004
Insurance Products Fund      7.398393            11.417557                54.32%                   0           2003
III - VIP Value Strategies   10.000000           7.398393                -26.02%                   0           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          12.228698           13.304701                 8.80%                   0           2004
Variable Insurance Trust -   8.787951            12.228698                39.15%                   0           2003
First Horizon Capital        11.042645           8.787951                -20.42%                   0           2002
Appreciation Portfolio -     10.000000           11.042645                10.43%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          9.298407            9.591994                  3.16%                   0           2004
Variable Insurance Trust -   7.393091            9.298407                 25.77%                   0           2003
First Horizon Core Stock     10.230951           7.393091                -27.74%                   0           2002
Portfolio - Q/NQ             10.000000           10.230951                 2.31%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton           10.130754           11.777881                16.26%                   0           2004
Variable Insurance           7.814596            10.130754                29.64%                   0           2003
Products Trust - Templeton   10.000000           7.814596                -21.85%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.706741           16.121390                17.62%                   0           2004
International Value Fund:    10.000000           13.706741                37.07%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    13.534578           15.319315                13.19%                   0           2004
Index Fund: Class I - Q/NQ   10.277402           13.534578                31.69%                   0           2003
                             12.407725           10.277402               -17.17%                   0           2002
                             12.856503           12.407725                -3.49%                   0           2001
                             11.409160           12.856503                12.69%               1,954           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     10.644927           11.461933                 7.68%                  67           2004
Income Bond Fund: Class I    8.901664            10.644927                19.58%                  40           2003
- Q/NQ                       8.817499            8.901664                  0.95%                   0           2002
                             8.652194            8.817499                  1.91%                   0           2001
                             9.643966            8.652194                -10.28%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.766220           12.713638                18.09%                   0           2004
Emerging Markets Fund:       6.660810            10.766220                61.64%                   0           2003
Class I - Q/NQ               8.034443            6.660810                -17.10%                   0           2002
                             8.665651            8.034443                 -7.28%                   0           2001
                             10.000000           8.665651                -13.34%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.054715           14.236749                18.10%                   0           2004
Emerging Markets Fund:       7.459964            12.054715                61.59%                   0           2003
Class III - Q/NQ             10.000000           7.459964                -25.40%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.088490           14.320460                18.46%                   0           2004
Financial Services Fund:     8.737555            12.088490                38.35%                   0           2003
Class III - Q/NQ             10.000000           8.737555                -12.62%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.191032           11.803332                 5.47%                   0           2004
Health Services Fund:        8.366124            11.191032                33.77%                   0           2003
Class III - Q/NQ             10.000000           8.366124                -16.34%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.847694            2.905172                  2.02%                   0           2004
Technology and               1.875661            2.847694                 51.82%                   0           2003
Communications Fund: Class   3.352039            1.875661                -44.04%                   0           2002
I - Q/NQ                     5.985272            3.352039                -44.00%                   0           2001
                             10.000000           5.985272                -40.51%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.750674           10.964030                 1.98%                   0           2004
Technology and               7.083013            10.750674                51.78%                   0           2003
Communications Fund: Class   10.000000           7.083013                -29.17%                   0           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.548987            12.135881                27.09%                   0           2004
Utilities Fund: Class III    7.863084            9.548987                 21.44%                   0           2003
- Q/NQ                       10.000000           7.863084                -21.37%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.128686           12.248814                 0.99%                  92           2004
Government Bond Fund:        12.158343           12.128686                -0.24%                  92           2003
Class I - Q/NQ               11.201435           12.158343                 8.54%                  69           2002
                             10.679917           11.201435                 4.88%                   0           2001
                             9.702264            10.679917                10.08%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.421055            4.676487                  5.78%                   0           2004
Fund: Class I - Q/NQ         3.405447            4.421055                 29.82%                   0           2003
                             4.885325            3.405447                -30.29%                   0           2002
                             6.952067            4.885325                -29.73%                   0           2001
                             9.674836            6.952067                -28.14%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.319464            7.057732                 11.68%                   0           2004
International Growth Fund:   4.764292            6.319464                 32.64%                   0           2003
Class I - Q/NQ               6.418930            4.764292                -25.78%                   0           2002
                             9.200325            6.418930                -30.23%                   0           2001
                             10.000000           9.200325                 -8.00%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.217597           11.427124                11.84%                   0           2004
International Growth Fund:   7.719631            10.217597                32.36%                   0           2003
Class III - Q/NQ             10.000000           7.719631                -22.80%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.388956           10.633188                 2.35%                   0           2004
Investor Destinations        9.844280            10.388956                 5.53%                   0           2003
Conservative Fund: Class     10.000000           9.844280                 -1.56%                   0           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.502231           11.006534                 4.80%                   0           2004
Investor Destinations        9.444587            10.502231                11.20%                   0           2003
Moderately Conservative      10.000000           9.444587                 -5.55%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.511469           11.260586                 7.13%                   0           2004
Investor Destinations        8.952638            10.511469                17.41%                   0           2003
Moderate Fund: Class II -    10.000000           8.952638                -10.47%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.539613           11.554315                 9.63%                   0           2004
Investor Destinations        8.509285            10.539613                23.86%                   0           2003
Moderately Aggressive        10.000000           8.509285                -14.91%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.524667           11.736943                11.52%                   0           2004
Investor Destinations        8.160577            10.524667                28.97%                   0           2003
Aggressive Fund: Class II    10.000000           8.160577                -18.39%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   6.955946            7.846365                 12.80%                   0           2004
Growth Fund: Class I - Q/NQ  5.075250            6.955946                 37.06%                   0           2003
                             8.239625            5.075250                -38.40%                   0           2002
                             12.091356           8.239625                -31.86%                   0           2001
                             14.609042           12.091356               -17.23%               1,481           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.413500           10.267038                -1.41%                   0           2004
Market Fund: Class I - Q/NQ  10.581548           10.413500                -1.59%                   0           2003
                             10.690073           10.581548                -1.02%                   0           2002
                             10.551662           10.690073                 1.31%                   0           2001
                             10.174543           10.551662                 3.71%              12,873           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.170362            8.769845                  7.34%                 324           2004
Nationwide Fund: Class I -   6.551449            8.170362                 24.71%                 324           2003
Q/NQ                         8.105635            6.551449                -19.17%                 259           2002
                             9.400269            8.105635                -13.77%                   0           2001
                             9.818714            9.400269                 -4.26%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.115113           12.911256                16.16%                   0           2004
Nationwide Leaders  Fund:    9.048877            11.115113                22.83%                   0           2003
Class III - Q/NQ             10.000000           9.048877                 -9.51%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.065737           12.169279                 9.97%                   0           2004
Growth Leaders Fund: Class   7.424251            11.065737                49.05%                   0           2003
III - Q/NQ                   10.000000           7.424251                -25.76%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           7.367390            8.334131                 13.12%                   0           2004
Worldwide Leaders Fund:      5.536514            7.367390                 33.07%                   0           2003
Class I - Q/NQ               7.587757            5.536514                -27.03%                 123           2002
                             9.557425            7.587757                -20.61%                   0           2001
                             11.144476           9.557425                -14.24%                 238           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.484171           15.253536                13.12%                  96           2004
Worldwide Leaders Fund:      10.000000           13.484171                34.84%                  96           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   12.372523           13.723755                10.92%                 116           2004
Fund: Class I - Q/NQ         9.421976            12.372523                31.32%                 116           2003
                             14.441772           9.421976                -34.76%                 100           2002
                             16.564493           14.441772               -12.81%                   0           2001
                             20.202378           16.564493               -18.01%               1,494           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    17.380579           19.938786                14.72%                 183           2004
Fund: Class I - Q/NQ         11.329505           17.380579                53.41%                 183           2003
                             15.905177           11.329505               -28.77%                 147           2002
                             12.679678           15.905177                25.44%                   0           2001
                             11.657679           12.679678                 8.77%                  33           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      15.252779           17.754986                16.40%                  91           2004
Fund: Class I - Q/NQ         11.059519           15.252779                37.92%                  91           2003
                             13.679062           11.059519               -19.15%                  66           2002
                             14.994163           13.679062                -8.77%                   0           2001
                             14.077165           14.994163                 6.51%                 705           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        8.616061            9.142054                  6.10%                 141           2004
Balanced Fund: Class I -     7.439775            8.616061                 15.81%                 141           2003
Q/NQ                         8.675437            7.439775                -14.24%                 103           2002
                             9.210211            8.675437                 -5.81%                   0           2001
                             9.449403            9.210211                 -2.53%               1,342           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         7.591688            8.723996                 14.92%                 170           2004
Comstock Value Fund: Class   5.905872            7.591688                 28.54%                 170           2003
I - Q/NQ                     8.067350            5.905872                -26.79%                 123           2002
                             9.391322            8.067350                -14.10%                   0           2001
                             10.742571           9.391322                -12.58%                  87           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   11.940484           12.440836                 4.19%                   0           2004
Sector Bond Fund: Class I    10.889602           11.940484                 9.65%                   0           2003
- Q/NQ                       10.385975           10.889602                 4.85%                   0           2002
                             10.193887           10.385975                 1.88%                   0           2001
                             9.864187            10.193887                 3.34%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.316668                13.17%                   0           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   5.963253            6.880030                 15.37%                   0           2004
Portfolio: Service Shares    5.071211            5.963253                 17.59%                   0           2003
- Q/NQ                       6.167860            5.071211                -17.78%                   0           2002
                             8.069120            6.167860                -23.56%                   0           2001
                             10.000000           8.069120                -19.31%               3,388           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.270799            3.216948                 -1.65%                   0           2004
Global Technology            2.283163            3.270799                 43.26%                   0           2003
Portfolio: Service Shares    3.952480            2.283163                -42.23%                   0           2002
- Q/NQ                       6.448594            3.952480                -38.71%                   0           2001
                             10.000000           6.448594                -35.51%               5,495           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.144265           10.003958                -1.38%                   0           2004
Global Technology            7.049473            10.144265                43.90%                   0           2003
Portfolio: Service II        10.000000           7.049473                -29.51%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.797749            6.729816                 16.08%                   0           2004
International Growth         4.406372            5.797749                 31.58%                   0           2003
Portfolio: Service Shares    6.068862            4.406372                -27.39%                   0           2002
- Q/NQ                       8.105491            6.068862                -25.13%                   0           2001
                             10.000000           8.105491                -18.95%               3,356           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.123089           11.752892                16.10%                   0           2004
International Growth         7.692915            10.123089                31.59%                   0           2003
Portfolio: Service II        10.000000           7.692915                -23.07%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.121002           13.924752                14.88%                   0           2004
Risk-Managed Core            10.000000           12.121002                21.21%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.773586            9.937627                 13.27%                   0           2004
Management Trust - AMT       6.808334            8.773586                 28.87%                   0           2003
Guardian Portfolio - Q/NQ    9.465116            6.808334                -28.07%                   0           2002
                             9.827558            9.465116                 -3.69%                   0           2001
                             9.934970            9.827558                 -1.08%                  75           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.951175            9.808073                 -1.44%                   0           2004
Management Trust - AMT       10.000000           9.951175                 -0.49%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.781733            9.989182                 13.75%                   0           2004
Management Trust - AMT       7.010993            8.781733                 25.26%                   0           2003
Mid-Cap Growth Portfolio:    10.145761           7.010993                -30.90%                   0           2002
Class I - Q/NQ               13.769410           10.145761               -26.32%                   0           2001
                             15.212681           13.769410                -9.49%               4,280           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.689579            10.111080                16.36%                   0           2004
Management Trust - AMT       6.577049            8.689579                 32.12%                   0           2003
Partners Portfolio - Q/NQ    8.865670            6.577049                -25.81%                   0           2002
                             9.330235            8.865670                 -4.98%                   0           2001
                             9.472440            9.330235                 -1.50%                 255           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.217069                12.17%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.106165            9.495781                 17.14%                   0           2004
Account Funds -              6.599464            8.106165                 22.83%                   0           2003
Oppenheimer Aggressive       9.345324            6.599464                -29.38%                   0           2002
Growth Fund/VA:              13.905014           9.345324                -32.79%                   0           2001
Non-Service Shares - Q/NQ    16.016496           13.905014               -13.18%               1,648           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         9.717730            10.163198                 4.58%                 223           2004
Account Funds -              7.588056            9.717730                 28.07%                 192           2003
Oppenheimer Capital          10.608373           7.588056                -28.47%                 127           2002
Appreciation Fund/VA:        12.409461           10.608373               -14.51%                   0           2001
Non-Service Shares - Q/NQ    12.716413           12.409461                -2.41%               1,188           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.665362            10.098870                16.54%                 102           2004
Account Funds -              6.194920            8.665362                 39.88%                 102           2003
Oppenheimer Global           8.135212            6.194920                -23.85%                 151           2002
Securities Fund/VA:          9.458032            8.135212                -13.99%                   0           2001
Non-Service Shares - Q/NQ    10.000000           9.458032                 -5.42%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.141920           16.485857                16.57%                  75           2004
Account Funds -              10.000000           14.141920                41.42%                  65           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.292232            8.876997                  7.05%                 317           2004
Account Funds -              6.690842            8.292232                 23.93%                 317           2003
Oppenheimer Main Street(R)     8.425292            6.690842                -20.59%                 251           2002
Fund/VA: Non-Service         9.590436            8.425292                -12.15%                   0           2001
Shares - Q/NQ                10.748188           9.590436                -10.77%               7,903           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.788827            10.161699                15.62%                 167           2004
II, Inc.: Investor Class -   6.559028            8.788827                 34.00%                 167           2003
Q/NQ                         9.164675            6.559028                -28.43%                 146           2002
                             9.710502            9.164675                 -5.62%                   0           2001
                             10.000000           9.710502                 -2.89%                  40           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                17.507218           18.844947                 7.64%                   0           2004
Institutional Funds, Inc.    13.999772           17.507218                25.05%                   0           2003
- Emerging Markets Debt      13.106031           13.999772                 6.82%                   0           2002
Portfolio: Class I - Q/NQ    12.173002           13.106031                 7.66%                   0           2001
                             11.173033           12.173002                 8.95%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.064207           11.554413                14.81%                   0           2004
Institutional Funds, Inc.    8.076113            10.064207                24.62%                   0           2003
- International Magnum       10.000000           8.076113                -19.24%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.524347            6.569692                 18.92%                   0           2004
Institutional Funds, Inc.    3.984372            5.524347                 38.65%                   0           2003
- Mid Cap Growth             5.918142            3.984372                -32.68%                   0           2002
Portfolio: Class I- Q/NQ     8.562201            5.918142                -30.88%                   0           2001
                             10.000000           8.562201                -14.38%                 122           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.769776           21.036292                33.40%                 281           2004
Institutional Funds, Inc.    11.725612           15.769776                34.49%                 281           2003
- U.S. Real Estate           12.084542           11.725612                -2.97%                 234           2002
Portfolio: Class I - Q/NQ    11.250727           12.084542                 7.41%                   0           2001
                             10.851309           11.250727                 3.68%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.151788           14.961568                23.12%                   0           2004
Insurance Trust -            8.058096            12.151788                50.80%                   0           2003
Worldwide Emerging Markets   8.485820            8.058096                 -5.04%                   0           2002
Fund: Initial Class - Q/NQ   8.838136            8.485820                 -3.99%                   0           2001
                             15.544076           8.838136                -43.14%                 500           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.542241                25.42%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.780575           15.528066                21.50%                   0           2004
Insurance Trust -            9.025587            12.780575                41.60%                   0           2003
Worldwide Hard Assets        9.497863            9.025587                 -4.97%                   0           2002
Fund: Initial Class - Q/NQ   10.845725           9.497863                -12.43%                   0           2001
                             9.953428            10.845725                 8.96%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.400273                24.00%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.530925            10.222262                 7.25%                   0           2004
Funds - Diversified Stock    7.220212            9.530925                 32.00%                   0           2003
Fund: Class A - Q/NQ         9.643755            7.220212                -25.13%                   0           2002
                             9.830796            9.643755                 -1.90%                   0           2001
                             10.000000           9.830796                 -1.69%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 2.25%)

   (Variable account charges of 2.25% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.229431            9.700260                  5.10%                   0           2004
Funds - AIM V.I. Balanced    8.114084            9.229431                 13.75%                   0           2003
Fund: Series I Shares -      10.013311           8.114084                -18.97%                   0           2002
Q/NQ                         10.000000           10.013311                 0.13%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.818092            9.022555                  2.32%                   0           2004
Funds - AIM V.I. Blue Chip   7.208409            8.818092                 22.33%                   0           2003
Fund: Series I Shares -      9.987460            7.208409                -27.83%                   0           2002
Q/NQ                         10.000000           9.987460                 -0.13%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.632623            10.039805                 4.23%                   0           2004
Funds - AIM V.I. Capital     7.608165            9.632623                 26.61%                   0           2003
Appreciation Fund: Series    10.289793           7.608165                -26.06%                   0           2002
I Shares - Q/NQ              10.000000           10.289793                 2.90%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.968330            10.618013                 6.52%                   0           2004
Funds - AIM V.I. Core        8.196073            9.968330                 21.62%                   0           2003
Stock Fund: Series I         9.932763            8.196073                -17.48%                   0           2002
Shares - Q/NQ                10.000000           9.932763                 -0.67%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.264283           12.442039                21.22%                   0           2004
Funds - AIM V.I.             8.135886            10.264283                26.16%                   0           2003
International Growth Fund:   10.000000           8.135886                -18.64%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.402764            8.687812                  3.39%                   0           2004
Funds - AIM V.I. Premier     6.872393            8.402764                 22.27%                   0           2003
Equity Fund: Series I        10.081424           6.872393                -31.83%                   0           2002
Shares - Q/NQ                10.000000           10.081424                 0.81%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.020916            8.859195                 10.45%                   0           2004
Portfolios, Inc. -           6.343370            8.020916                 26.45%                   0           2003
American Century VP Income   8.048687            6.343370                -21.19%                   0           2002
& Growth Fund: Class I -     8.985762            8.048687                -10.43%                   0           2001
Q/NQ                         10.000000           8.985762                -10.14%                 110           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    5.547479            6.231980                 12.34%                   0           2004
Portfolios, Inc. -           4.557914            5.547479                 21.71%                   0           2003
American Century VP          5.855938            4.557914                -22.17%                   0           2002
International Fund: Class    8.459814            5.855938                -30.78%                   0           2001
I - Q/NQ                     10.000000           8.459814                -15.40%                 169           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.727733            10.942917                12.49%                 156           2004
Portfolios, Inc. -           7.992489            9.727733                 21.71%                 157           2003
American Century VP          10.000000           7.992489                -20.08%                 150           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.665759            10.456999                 8.19%                   0           2004
Portfolios, Inc. -           7.916844            9.665759                 22.09%                   0           2003
American Century VP Ultra    10.000000           7.916844                -20.83%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    13.965656           15.608228                11.76%                 105           2004
Portfolios, Inc. -           11.078580           13.965656                26.06%                 110           2003
American Century VP Value    12.970847           11.078580               -14.59%                 113           2002
Fund: Class I - Q/NQ         11.762857           12.970847                10.27%                   0           2001
                             10.000000           11.762857                17.63%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.167675           10.516428                 3.43%                   0           2004
Portfolios II, Inc. -        10.000000           10.167675                 1.68%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.605091            10.507321                 9.39%                   0           2004
Funds - BB&T Capital         7.831019            9.605091                 22.65%                   0           2003
Manager Equity VIF - Q/NQ    10.173915           7.831019                -23.03%                   0           2002
                             10.000000           10.173915                 1.74%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.635710            10.660038                10.63%                   0           2004
Funds - BB&T Large Cap       7.973917            9.635710                 20.84%                   0           2003
Value VIF - Q/NQ             10.151944           7.973917                -21.45%                   0           2002
                             10.000000           10.151944                 1.52%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      8.747710            9.032138                  3.25%                   0           2004
Funds - BB&T Large Company   6.990084            8.747710                 25.14%                   0           2003
Growth VIF - Q/NQ            10.285425           6.990084                -32.04%                   0           2002
                             10.000000           10.285425                 2.85%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      10.930863           12.522201                14.56%                   0           2004
Funds - BB&T Mid Cap         8.188031            10.930863                33.50%                   0           2003
Growth VIF - Q/NQ            10.471122           8.188031                -21.80%                   0           2002
                             10.000000           10.471122                 4.71%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        4.841743            5.584246                 15.34%                   0           2004
Global Small Cap Portfolio   3.354395            4.841743                 44.34%                   0           2003
- Q/NQ                       5.212030            3.354395                -35.64%                   0           2002
                             7.472935            5.212030                -30.25%                   0           2001
                             10.000000           7.472935                -25.27%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        5.880069            6.595160                 12.16%                   0           2004
International Focus          4.519680            5.880069                 30.10%                   0           2003
Portfolio - Q/NQ             5.772943            4.519680                -21.71%                   0           2002
                             7.599637            5.772943                -24.04%                   0           2001
                             10.000000           7.599637                -24.00%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.252072           11.158226                 8.84%                   0           2004
Large Cap Value Portfolio    8.379268            10.252072                22.35%                   0           2003
- Q/NQ                       11.146821           8.379268                -24.83%                   0           2002
                             11.298091           11.146821                -1.34%                   0           2001
                             10.000000           11.298091                12.98%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.180890           12.129884                19.14%                  20           2004
Portfolios - Small Cap       7.559086            10.180890                34.68%                  17           2003
Stock Index Portfolio:       10.000000           7.559086                -24.41%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         5.704671            5.922656                  3.82%                   0           2004
Responsible Growth Fund,     4.631497            5.704671                 23.17%                   0           2003
Inc.: Initial Shares - Q/NQ  6.668566            4.631497                -30.55%                   0           2002
                             8.812703            6.668566                -24.33%                   0           2001
                             10.000000           8.812703                -11.87%                 194           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    7.396534            7.999480                  8.15%                  13           2004
Inc.: Initial Shares - Q/NQ  5.894657            7.396534                 25.48%                  11           2003
                             7.767594            5.894657                -24.11%                   0           2002
                             9.049949            7.767594                -14.17%                   0           2001
                             10.000000           9.049949                 -9.50%                  84           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.337310            8.560978                  2.68%                 182           2004
Investment Fund              7.038931            8.337310                 18.45%                 174           2003
-Appreciation Portfolio:     8.646332            7.038931                -18.59%                 175           2002
Initial Shares - Q/NQ        9.754707            8.646332                -11.36%                   0           2001
                             10.000000           9.754707                 -2.45%                 147           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             10.834949           11.792302                 8.84%                   0           2004
Investment Fund -            8.416763            10.834949                28.73%                   0           2003
Developing Leaders           10.646847           8.416763                -20.95%                   0           2002
Portfolio:  Initial Shares   10.000000           10.646847                 6.47%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.473756           13.461406                17.32%                   0           2004
Investment Fund -            8.608046            11.473756                33.29%                   0           2003
International Value          10.033142           8.608046                -14.20%                   0           2002
Portfolio: Initial Shares    10.000000           10.033142                 0.33%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.552260           12.713989                 1.29%                   0           2004
- Federated Quality Bond     12.271126           12.552260                 2.29%                   0           2003
Fund II: Primary Shares -    11.484670           12.271126                 6.85%                   0           2002
Q/NQ                         10.878559           11.484670                 5.57%                   0           2001
                             10.000000           10.878559                 8.79%                  93           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.521989           11.456030                 8.88%                 192           2004
Insurance Products Fund -    8.265957            10.521989                27.29%                 194           2003
VIP Equity-Income            10.188250           8.265957                -18.87%                 195           2002
Portfolio: Service Class -   10.983138           10.188250                -7.24%                   0           2001
Q/NQ                         10.000000           10.983138                 9.83%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.098846            6.156179                  0.94%                   0           2004
Insurance Products Fund -    4.698743            6.098846                 29.80%                   0           2003
VIP Growth Portfolio:        6.886888            4.698743                -31.77%                   0           2002
Service Class - Q/NQ         8.564829            6.886888                -19.59%                   0           2001
                             10.000000           8.564829                -14.35%                 224           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.333323            8.917105                  7.01%                   0           2004
Insurance Products Fund -    6.714163            8.333323                 24.12%                   0           2003
VIP High Income Portfolio:   6.628864            6.714163                  1.29%                   0           2002
Service Class - Q/NQ         7.698171            6.628864                -13.89%                   0           2001
                             10.000000           7.698171                -23.02%                  52           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.946822            7.706474                 10.94%                   0           2004
Insurance Products Fund -    4.962486            6.946822                 39.99%                   0           2003
VIP Overseas Portfolio:      6.373447            4.962486                -22.14%                   0           2002
Service Class - Q/NQ         8.283269            6.373447                -23.06%                   0           2001
                             10.000000           8.283269                -17.17%                 132           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.753925           11.930797                10.94%                   0           2004
Insurance Products Fund -    7.679551            10.753925                40.03%                   0           2003
VIP Overseas Portfolio:      10.000000           7.679551                -23.20%                   0           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.682526            9.789128                 12.75%                   0           2004
Insurance Products Fund II   6.920130            8.682526                 25.47%                   0           2003
- VIP Contrafund(R)            7.816214            6.920130                -11.46%                   0           2002
Portfolio: Service Class -   9.125314            7.816214                -14.35%                   0           2001
Q/NQ                         10.000000           9.125314                 -8.75%                 465           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.063411           10.261851                 1.97%                   0           2004
Insurance Products Fund II   10.000000           10.063411                 0.63%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.784526            7.100082                  4.65%                   0           2004
Insurance Products Fund      5.352807            6.784526                 26.75%                   0           2003
III - VIP Growth             7.013259            5.352807                -23.68%                   0           2002
Opportunities Portfolio:     8.386726            7.013259                -16.38%                   0           2001
Service Class - Q/NQ         10.000000           8.386726                -16.13%                  94           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.407795           12.710937                11.42%                   0           2004
Insurance Products Fund      7.395851            11.407795                54.25%                   0           2003
III - VIP Value Strategies   10.000000           7.395851                -26.04%                   0           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          12.214181           13.282110                 8.74%                   0           2004
Variable Insurance Trust -   8.782001            12.214181                39.08%                   0           2003
First Horizon Capital        11.040820           8.782001                -20.46%                   0           2002
Appreciation Portfolio -     10.000000           11.040820                10.41%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          9.287363            9.575706                  3.10%                   0           2004
Variable Insurance Trust -   7.388085            9.287363                 25.71%                   0           2003
First Horizon Core Stock     10.229256           7.388085                -27.77%                   0           2002
Portfolio - Q/NQ             10.000000           10.229256                 2.29%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton           10.122102           11.761811                16.20%                   0           2004
Variable Insurance           7.811917            10.122102                29.57%                   0           2003
Products Trust - Templeton   10.000000           7.811917                -21.88%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.702064           16.107651                17.56%                   0           2004
International Value Fund:    10.000000           13.702064                37.02%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    11.636878           13.164635                13.13%                  26           2004
Index Fund: Class I - Q/NQ   8.840892            11.636878                31.63%                  26           2003
                             10.678915           8.840892                -17.21%                   0           2002
                             11.070860           10.678915                -3.54%                   0           2001
                             10.000000           11.070860                10.71%                  70           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     11.182457           12.034568                 7.62%                   0           2004
Income Bond Fund: Class I    9.355944            11.182457                19.52%                   0           2003
- Q/NQ                       9.272228            9.355944                  0.90%                   0           2002
                             9.103082            9.272228                  1.86%                   0           2001
                             10.000000           9.103082                 -8.97%                 230           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.748366           12.686067                18.03%                   0           2004
Emerging Markets Fund:       6.653146            10.748366                61.55%                   0           2003
Class I - Q/NQ               8.029311            6.653146                -17.14%                   0           2002
                             8.664580            8.029311                 -7.33%                   0           2001
                             10.000000           8.664580                -13.35%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.044452           14.217363                18.04%                  23           2004
Emerging Markets Fund:       7.457415            12.044452                61.51%                  22           2003
Class III - Q/NQ             10.000000           7.457415                -25.43%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.076549           14.299010                18.40%                   0           2004
Financial Services Fund:     8.733382            12.076549                38.28%                   0           2003
Class III - Q/NQ             10.000000           8.733382                -12.67%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.179983           11.785662                 5.42%                   0           2004
Health Sciences Fund:        8.362125            11.179983                33.70%                   0           2003
Class III - Q/NQ             10.000000           8.362125                -16.38%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.842954            2.898855                  1.97%                   0           2004
Technology and               1.873500            2.842954                 51.75%                   0           2003
Communications Fund: Class   3.349896            1.873500                -44.07%                   0           2002
I - Q/NQ                     5.984527            3.349896                -44.02%                   0           2001
                             10.000000           5.984527                -40.15%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.741506           10.949081                 1.93%                  10           2004
Technology and               7.080585            10.741506                51.70%                   8           2003
Communications Fund: Class   10.000000           7.080585                -29.19%                   0           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.539549            12.117691                27.03%                  10           2004
Utilities Fund: Class III    7.859321            9.539549                 21.38%                   8           2003
- Q/NQ                       10.000000           7.859321                -21.41%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.538146           12.655862                 0.94%                 109           2004
Government Bond Fund:        12.575241           12.538146                -0.29%                 107           2003
Class I - Q/NQ               11.591446           12.575241                 8.49%                   0           2002
                             11.057449           11.591446                 4.83%                   0           2001
                             10.000000           11.057449                10.57%                 114           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.664269            4.931237                  5.72%                   0           2004
Fund: Class I- Q/NQ          3.594625            4.664269                 29.76%                   0           2003
                             5.159349            3.594625                -30.33%                   0           2002
                             7.345790            5.159349                -29.76%                   0           2001
                             10.000000           7.345790                -26.54%                 155           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.308962            7.042407                 11.63%                   0           2004
International Growth Fund:   4.758802            6.308962                 32.57%                   0           2003
Class I - Q/NQ               6.414831            4.758802                -25.82%                   0           2002
                             9.199196            6.414831                -30.27%                   0           2001
                             10.000000           9.199196                 -8.01%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.208872           11.411527                11.78%                   0           2004
International Growth Fund:   7.716980            10.208872                32.29%                   0           2003
Class III - Q/NQ             10.000000           7.716980                -22.83%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.378702           10.617184                 2.30%                   0           2004
Investor Destinations        9.839589            10.378702                 5.48%                   0           2003
Conservative Fund: Class     10.000000           9.839589                 -1.60%                   0           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.491868           10.990053                 4.75%                   0           2004
Investor Destinations        9.440087            10.491868                11.14%                   0           2003
Moderately Conservative      10.000000           9.440087                 -5.60%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.501100           11.243726                 7.07%                  36           2004
Investor Destinations        8.948375            10.501100                17.35%                  29           2003
Moderate Fund: Class II -    10.000000           8.948375                -10.52%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.529222           11.537030                 9.57%                  37           2004
Investor Destinations        8.505236            10.529222                23.80%                  30           2003
Moderately Aggressive        10.000000           8.505236                -14.95%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.514264           11.719355                11.46%                  38           2004
Investor Destinations        8.156681            10.514264                28.90%                  31           2003
Aggressive Fund: Class II    10.000000           8.156681                -18.43%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   4.398435            4.958936                 12.74%                 342           2004
Growth Fund: Class I - Q/NQ  3.210863            4.398435                 36.99%                 342           2003
                             5.215476            3.210863                -38.44%                 344           2002
                             7.657476            5.215476                -31.89%                   0           2001
                             10.000000           7.657476                -23.43%                  70           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.213942           10.065138                -1.46%                  50           2004
Market Fund: Class I - Q/NQ  10.384079           10.213942                -1.64%                  49           2003
                             10.495945           10.384079                -1.07%                   0           2002
                             10.365377           10.495945                 1.26%                   0           2001
                             10.000000           10.365377                 3.65%               1,199           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.565524            9.189303                  7.28%                   0           2004
Nationwide Fund: Class I -   6.871837            8.565524                 24.65%                   0           2003
Q/NQ                         8.506385            6.871837                -19.22%                   0           2002
                             9.870104            8.506385                -13.82%                   0           2001
                             10.000000           9.870104                 -1.30%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.104138           12.891926                16.10%                   0           2004
Nationwide Leaders Fund:     9.044561            11.104138                22.77%                   0           2003
Class III - Q/NQ             10.000000           9.044561                 -9.55%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.054797           12.151030                 9.92%                   0           2004
Growth Leaders Fund: Class   7.420697            11.054797                48.97%                   0           2003
III - Q/NQ                   10.000000           7.420697                -25.79%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.731926            7.611391                 13.06%                   0           2004
Worldwide Leaders Fund:      5.061545            6.731926                 33.00%                   0           2003
Class I - Q/NQ               6.940366            5.061545                -27.07%                   0           2002
                             8.746493            6.940366                -20.65%                   0           2001
                             10.000000           8.746493                -12.54%                  79           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.479571           15.240542                13.06%                   0           2004
Worldwide Leaders Fund:      10.000000           13.479571                34.80%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   5.768151            6.394842                 10.86%                   0           2004
Fund: Class I - Q/NQ         4.394826            5.768151                 31.25%                   0           2003
                             6.739737            4.394826                -34.79%                   0           2002
                             7.734364            6.739737                -12.86%                   0           2001
                             10.000000           7.734364                -22.66%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    15.037315           17.241803                14.66%                  17           2004
Fund: Class I - Q/NQ         9.807064            15.037315                53.33%                  17           2003
                             13.774932           9.807064                -28.80%                   0           2002
                             10.987084           13.774932                25.37%                   0           2001
                             10.000000           10.987084                 9.87%                 150           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      10.191196           11.856999                16.35%                   0           2004
Fund: Class I - Q/NQ         7.393231            10.191196                37.84%                   0           2003
                             9.149061            7.393231                -19.19%                   0           2002
                             10.033816           9.149061                 -8.82%                   0           2001
                             10.000000           10.033816                 0.34%                  71           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        9.120196            9.672016                  6.05%                   0           2004
Balanced Fund: Class I -     7.879115            9.120196                 15.75%                   0           2003
Q/NQ                         9.192450            7.879115                -14.29%                   0           2002
                             9.764125            9.192450                 -5.85%                   0           2001
                             10.000000           9.764125                 -2.36%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         6.873683            7.894866                 14.86%                   0           2004
Comstock Value Fund: Class   5.350046            6.873683                 28.48%                   0           2003
I - Q/NQ                     7.311838            5.350046                -26.83%                   0           2002
                             8.516206            7.311838                -14.14%                   0           2001
                             10.000000           8.516206                -14.84%                  91           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.173906           12.677552                 4.14%                   0           2004
Sector Bond Fund: Class I    11.108153           12.173906                 9.59%                   0           2003
- Q/NQ                       10.599824           11.108153                 4.80%                   0           2002
                             10.409141           10.599824                 1.83%                   0           2001
                             10.000000           10.409141                 4.09%                 122           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.312843                13.13%                   0           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   5.951269            6.862688                 15.31%                 428           2004
Portfolio: Service Shares    5.063604            5.951269                 17.53%                 418           2003
- Q/NQ                       6.161775            5.063604                -17.82%                 325           2002
                             8.065320            6.161775                -23.60%                   0           2001
                             10.000000           8.065320                -19.35%                 127           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.264215            3.208834                 -1.70%                   0           2004
Global Technology            2.279736            3.264215                 43.18%                   0           2003
Portfolio: Service Shares    3.948572            2.279736                -42.26%                   0           2002
- Q/NQ                       6.445540            3.948572                -38.74%                   0           2001
                             10.000000           6.445540                -35.54%                  25           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.135620           9.990321                 -1.43%                   0           2004
Global Technology            7.047062            10.135620                43.83%                   0           2003
Portfolio: Service II        10.000000           7.047062                -29.53%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.786098            6.712855                 16.02%                   0           2004
International Growth         7.690276            10.114454                31.52%                   0           2003
Portfolio: Service Shares    6.062871            4.399755                -27.43%                   0           2002
- Q/NQ                       8.101668            6.062871                -25.17%                   0           2001
                             10.000000           8.101668                -18.98%                 374           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.114454           11.736868                16.04%                   0           2004
International Growth         4.399755            5.786098                 31.51%                   0           2003
Portfolio: Service II        10.000000           7.690276                -23.10%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.116869           13.912886                14.82%                   0           2004
Risk-Managed Core            10.000000           12.116869                21.17%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.988985            10.176402                13.21%                  98           2004
Management Trust - AMT       6.979055            8.988985                 28.80%                  96           2003
Guardian Portfolio - Q/NQ    9.707419            6.979055                -28.11%                   0           2002
                             10.084335           9.707419                 -3.74%                   0           2001
                             10.000000           10.084335                 0.84%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.947781            9.799725                 -1.49%                   0           2004
Management Trust - AMT       10.000000           9.947781                 -0.52%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    5.267509            5.988714                 13.69%                   0           2004
Management Trust - AMT       4.207526            5.267509                 25.19%                   0           2003
Mid-Cap Growth Portfolio:    6.091929            4.207526                -30.93%                   0           2002
Class I - Q/NQ               8.271972            6.091929                -26.35%                   0           2001
                             10.000000           8.271972                -17.28%                  77           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.323476            10.843135                16.30%                   0           2004
Management Trust - AMT       7.060435            9.323476                 32.05%                   0           2003
Partners Portfolio - Q/NQ    9.522129            7.060435                -25.85%                   0           2002
                             10.026240           9.552129                 -5.03%                   0           2001
                             10.000000           10.026240                 0.26%                  88           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.213274                12.13%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         4.433993            5.191439                 17.08%                  21           2004
Account Funds -              3.611675            4.433993                 22.77%                  17           2003
Oppenheimer Aggressive       5.117009            3.611675                -29.42%                   0           2002
Growth Fund/VA:              7.617605            5.117009                -32.83%                   0           2001
Non-Service Shares - Q/NQ    10.000000           7.617605                -23.82%                 219           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         7.607183            7.951832                  4.53%                   0           2004
Account Funds -              5.943076            7.607183                 28.00%                   0           2003
Oppenheimer Capital          8.312895            5.943076                -28.51%                   0           2002
Appreciation Fund/VA:        9.729278            8.312895                -14.56%                   0           2001
Non-Service Shares - Q/NQ    10.000000           9.729278                 -2.71%                  74           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.649128            10.074781                16.48%                  23           2004
Account Funds -              6.186473            8.649128                 39.81%                  23           2003
Oppenheimer Global           8.128277            6.186473                -23.89%                   0           2002
Securities Fund/VA:          9.454837            8.128277                -14.03%                   0           2001
Non-Service Shares - Q/NQ    10.000000           9.454837                 -5.45%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.137104           16.471830                16.51%                  31           2004
Account Funds -              10.000000           14.137104                41.37%                  30           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         7.737580            8.278998                  7.00%                  25           2004
Account Funds -              6.246495            7.737580                 23.87%                  20           2003
Oppenheimer Main Street(R)     7.869795            6.246495                -20.63%                   0           2002
Fund/VA: Non-Service         8.962724            7.869795                -12.19%                   0           2001
Shares - Q/NQ                10.000000           8.962724                -10.37%                 257           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.772352            10.137453                15.56%                  34           2004
II, Inc.: Investor Class -   6.550079            8.772352                 33.93%                  34           2003
Q/NQ                         9.156865            6.550079                -28.47%                   0           2002
                             9.707223            9.156865                 -5.67%                   0           2001
                             10.000000           9.707223                 -2.93%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.680273           16.869772                 7.59%                   0           2004
Institutional Funds, Inc.    12.545244           15.680273                24.99%                   0           2003
- Emerging Markets Debt      11.750369           12.545244                 6.76%                   0           2002
Portfolio: Class I - Q/NQ    10.919466           11.750369                 7.61%                   0           2001
                             10.000000           10.919466                 9.19%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.055623           11.538648                14.75%                   0           2004
Institutional Funds, Inc.    8.073348            10.055623                24.55%                   0           2003
- International Magnum       10.000000           8.073348                -19.27%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.513965            6.553996                 18.86%                   0           2004
Institutional Funds, Inc.    3.978923            5.513965                 38.58%                   0           2003
- Mid Cap Growth             5.913077            3.978923                -32.71%                   0           2002
Portfolio: Class I- Q/NQ     8.559304            5.913077                -30.92%                   0           2001
                             10.000000           8.559304                -14.41%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
        Sub-Account          Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                16.994294           22.658172                33.33%                  35           2004
Institutional Funds, Inc.    12.642559           16.994294                34.42%                  34           2003
- U.S. Real Estate           13.036226           12.642559                -3.02%                   0           2002
Portfolio: Class I - Q/NQ    12.142985           13.036226                 7.36%                   0           2001
                             11.713511           12.142985                 3.67%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            7.725070            9.506426                 23.06%                   0           2004
Insurance Trust -            5.125268            7.725070                 50.73%                   0           2003
Worldwide Emerging Markets   5.400085            5.125268                 -5.09%                   0           2002
Fund: Initial Class - Q/NQ   5.627188            5.400085                 -4.04%                   0           2001
                             10.000000           5.627188                -43.73%                  10           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.537995                25.38%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.703348           15.426354                21.44%                   0           2004
Insurance Trust -            8.975646            12.703348                41.53%                   0           2003
Worldwide Hard Assets        9.450138            8.975646                 -5.02%                   0           2002
Fund: Initial Class - Q/NQ   10.796770           9.450138                -12.47%                   0           2001
                             10.000000           10.796770                 7.97%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.396076                23.96%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.513063            10.197893                 7.20%                   0           2004
Funds - Diversified Stock    7.210365            9.513063                 31.94%                   0           2003
Fund: Class A - Q/NQ         9.635533            7.210365                -25.17%                   0           2002
                             9.827474            9.635533                 -1.95%                   0           2001
                             10.000000           9.827474                 -1.73%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 2.30%)

   (Variable account charges of 2.30% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.219408            9.684762                  5.05%                   0           2004
Funds - AIM V.I. Balanced    8.109420            9.219408                 13.69%                   0           2003
Fund: Series I Shares -      10.012676           8.109420                -19.01%                   0           2002
Q/NQ                         10.000000           10.012676                 0.13%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.808512            9.008143                  2.27%                   0           2004
Funds - AIM V.I. Blue Chip   7.204260            8.808512                 22.27%                   0           2003
Fund: Series I Shares -      9.986828                  7.204260          -27.86%                   0           2002
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.622145            10.023755                 4.17%                   0           2004
Funds - AIM V.I. Capital     7.603785            9.622145                 26.54%                   0           2003
Appreciation Fund: Series    10.289145           7.603785                -26.10%                   0           2002
I Shares - Q/NQ              10.000000           10.289145                 2.89%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.957501            10.601045                 6.46%                   0           2004
Funds - AIM V.I. Core        8.191353            9.957501                 21.56%                   0           2003
Stock Fund: Series I         9.932139            8.191353                -17.53%                   0           2002
Shares - Q/NQ                10.000000           9.932139                 -0.68%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.255528           12.425057                21.15%                   0           2004
Funds - AIM V.I.             8.133106            10.255528                26.10%                   0           2003
International Growth Fund:   10.000000           8.133106                -18.67%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.393627            8.673931                  3.34%                   0           2004
Funds - AIM V.I. Premier     6.868435            8.393627                 22.21%                   0           2003
Equity Fund: Series I        10.080786           6.868435                -31.87%                   0           2002
Shares - Q/NQ                10.000000           10.080786                 0.81%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    8.004739            8.836808                 10.39%                   0           2004
Portfolios, Inc. -           6.333815            8.004739                 26.38%                   0           2003
American Century VP Income   8.040690            6.333815                -21.23%                   0           2002
& Growth Fund: Class I -     8.981451            8.040690                -10.47%                   0           2001
Q/NQ                         10.000000           8.981451                -10.19%                 134           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    5.536279            6.216216                 12.28%                   0           2004
Portfolios, Inc. -           4.551040            5.536279                 21.65%                   0           2003
American Century VP          5.850111            4.551040                -22.21%                   0           2002
International Fund: Class    8.455758            5.850111                -30.82%                   0           2001
I - Q/NQ                     10.000000           8.455758                -15.44%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.719438            10.927983                12.43%                   0           2004
Portfolios, Inc. -           7.989750            9.719438                 21.65%                   0           2003
American Century VP          10.000000           7.989750                -20.10%                   0           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.657510            10.442732                 8.13%                   0           2004
Portfolios, Inc. -           7.914128            9.657510                 22.03%                   0           2003
American Century VP Ultra    10.000000           7.914128                -20.86%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    13.937516           15.568810                11.70%                   0           2004
Portfolios, Inc. -           11.061903           13.937516                26.00%                   0           2003
American Century VP Value    12.957957           11.061903               -14.63%                   0           2002
Fund: Class I - Q/NQ         11.757218           12.957957                10.21%                   0           2001
                             10.000000           11.757218                17.57%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.164185           10.507439                 3.38%                   0           2004
Portfolios II, Inc. -        10.000000           10.164185                 1.64%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.594659            10.490546                 9.34%                   0           2004
Funds - BB&T Capital         7.826518            9.594659                 22.59%                   0           2003
Manager Equity VIF - Q/NQ    10.173276           7.826518                -23.07%                   0           2002
                             10.000000           10.173276                 1.73%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.625260            10.643039                10.57%                   0           2004
Funds - BB&T Large Cap       7.969337            9.625260                 20.78%                   0           2003
Value VIF - Q/NQ             10.151304           7.969337                -21.49%                   0           2002
                             10.000000           10.151304                 1.51%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      8.738201            9.017689                  3.20%                   0           2004
Funds - BB&T Large Company   6.986056            8.738201                 25.08%                   0           2003
Growth VIF - Q/NQ            10.284774           6.986056                -32.07%                   0           2002
                             10.000000           10.284774                 2.85%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      10.918989           12.502207                14.50%                   0           2004
Funds - BB&T Mid Cap         8.183308            10.918989                33.43%                   0           2003
Growth VIF - Q/NQ            10.470460           8.183308                -21.84%                   0           2002
                             10.000000           10.470460                 4.70%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        4.831954            5.570095                 15.28%                   0           2004
Global Small Cap Portfolio   3.349326            4.831954                 44.27%                   0           2003
- Q/NQ                       5.206837            3.349326                -35.67%                   0           2002
                             7.469344            5.206837                -30.29%                   0           2001
                             10.000000           7.469344                -25.31%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        5.868216            6.578509                 12.10%                   0           2004
International Focus          4.512861            5.868216                 30.03%                   0           2003
Portfolio - Q/NQ             5.767191            4.512861                -21.75%                   0           2002
                             7.595986            5.767191                -24.08%                   0           2001
                             10.000000           7.595986                -24.04%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.231401           11.130032                 8.78%                   0           2004
Large Cap Value Portfolio    8.366645            10.231401                22.29%                   0           2003
- Q/NQ                       11.135746           8.366645                -24.87%                   0           2002
                             11.292685           11.135746                -1.39%                   0           2001
                             10.000000           11.292685                12.93%                  37           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.172214           12.113343                19.08%                   0           2004
Portfolios - Small Cap       7.556497            10.172214                34.62%                   0           2003
Stock Index Portfolio:       10.000000           7.556497                -24.44%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         5.693144            5.907660                  3.77%                   0           2004
Responsible Growth Fund,     4.624512            5.693144                 23.11%                   0           2003
Inc.: Initial Shares - Q/NQ  6.661935            4.624512                -30.58%                   0           2002
                             8.808475            6.661935                -24.37%                   0           2001
                             10.000000           8.808475                -11.92%                  72           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    7.381620            7.979269                  8.10%                 278           2004
Inc.: Initial Shares - Q/NQ  5.885782            7.381620                 25.41%                 278           2003
                             7.759868            5.885782                -24.15%                   0           2002
                             9.045619            7.759868                -14.21%                   0           2001
                             10.000000           9.045619                 -9.54%                 291           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.320509            8.539366                  2.63%                   0           2004
Investment Fund              7.028345            8.320509                 18.39%                   0           2003
-Appreciation Portfolio:     8.637742            7.028345                -18.63%                   0           2002
Initial Shares - Q/NQ        9.750036            8.637742                -11.41%                   0           2001
                             10.000000           9.750036                 -2.50%                 196           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             10.823182           11.773473                 8.78%                   0           2004
Investment Fund -            8.411915            10.823182                28.66%                   0           2003
Developing Leaders           10.646176           8.411915                -20.99%                   0           2002
Portfolio:  Initial Shares   10.000000           10.646176                 6.46%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.461278           13.439903                17.26%                   0           2004
Investment Fund -            8.603087            11.461278                33.22%                   0           2003
International Value          10.032509           8.603087                -14.25%                   0           2002
Portfolio: Initial Shares    10.000000           10.032509                 0.33%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.526968           12.681883                 1.24%                   0           2004
- Federated Quality Bond     12.252667           12.526968                 2.24%                   0           2003
Fund II: Primary Shares -    11.473264           12.252667                 6.79%                   0           2002
Q/NQ                         10.873335           11.473264                 5.52%                   0           2001
                             10.000000           10.873335                 8.73%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.500785           11.427092                 8.82%                 198           2004
Insurance Products Fund -    8.253524            10.500785                27.23%                 198           2003
VIP Equity-Income            10.178129           8.253524                -18.91%                   0           2002
Portfolio: Service Class -   10.977883           10.178124                -7.29%                   0           2001
Q/NQ                         10.000000           10.977883                 9.78%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.086557            6.140630                  0.89%                   0           2004
Insurance Products Fund -    4.691663            6.086557                 29.73%                   0           2003
VIP Growth Portfolio:        6.880032            4.691663                -31.81%                   0           2002
Service Class - Q/NQ         8.560720            6.880032                -19.63%                   0           2001
                             10.000000           8.560720                -14.39%                 258           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.316549            8.894608                  6.95%                   0           2004
Insurance Products Fund -    6.704063            8.316549                 24.05%                   0           2003
VIP High Income Portfolio:   6.622272            6.704063                  1.24%                   0           2002
Service Class - Q/NQ         7.694489            6.622272                -13.93%                   0           2001
                             10.000000           7.694489                -23.06%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.932789            7.686974                 10.88%                   0           2004
Insurance Products Fund -    4.954993            6.932789                 39.92%                   0           2003
VIP Overseas Portfolio:      6.367092            4.954993                -22.18%                   0           2002
Service Class - Q/NQ         8.279284            6.367092                -23.10%                   0           2001
                             10.000000           8.279284                -17.21%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.744753           11.914533                10.89%                   0           2004
Insurance Products Fund -    7.676919            10.744753                39.96%                   0           2003
VIP Overseas Portfolio:      10.000000           7.676919                -23.23%                   0           2002
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.665023            9.764380                 12.69%                 236           2004
Insurance Products Fund II   6.909711            8.665023                 25.40%                 236           2003
- VIP Contrafund(R)            7.808446            6.909711                -11.51%                   0           2002
Portfolio: Service Class -   9.120941            7.808446                -14.39%                   0           2001
Q/NQ                         10.000000           9.120941                 -8.79%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.059977           10.253107                 1.92%                   0           2004
Insurance Products Fund II   10.000000           10.599977                 0.60%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.770848            7.082142                  4.60%                   0           2004
Insurance Products Fund      5.344745            6.770848                 26.68%                   0           2003
III - VIP Growth             7.006289            5.344745                -23.72%                   0           2002
Opportunities Portfolio:     8.382707            7.006289                -16.42%                   0           2001
Service Class - Q/NQ         10.000000           8.382707                -16.17%                 118           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.398077           12.693619                11.37%                   0           2004
Insurance Products Fund      7.393320            11.398077                54.17%                   0           2003
III - VIP Value Strategies   10.000000           7.393320                -26.07%                   0           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          12.199670           13.259537                 8.69%                   0           2004
Variable Insurance Trust -   8.776053            12.199670                39.01%                   0           2003
First Horizon Capital        11.038991           8.776053                -20.50%                   0           2002
Appreciation Portfolio -     10.000000           11.038991                10.39%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          9.276330            9.559421                  3.05%                   0           2004
Variable Insurance Trust -   7.383081            9.276330                 25.64%                   0           2003
First Horizon Core Stock     10.227566           7.383081                -27.81%                   0           2002
Portfolio - Q/NQ             10.000000           10.227566                 2.28%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton           10.113478           11.745777                16.14%                   0           2004
Variable Insurance           7.809243            10.113478                29.51%                   0           2003
Products Trust - Templeton   10.000000           7.809243                -21.91%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.697383           16.093930                17.50%                   0           2004
International Value Fund:    10.000000           13.697383                36.97%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    11.613396           13.131351                13.07%                 174           2004
Index Fund: Class I - Q/NQ   8.827570            11.613396                31.56%                 174           2003
                             10.668287           8.827570                -17.25%                   0           2002
                             11.065553           10.668287                -3.59%                   0           2001
                             10.000000           11.065553                10.66%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     11.159922           12.004176                 7.57%                   0           2004
Income Bond Fund: Class I    9.341865            11.159922                19.46%                   0           2003
- Q/NQ                       9.263026            9.341865                  0.85%                   0           2002
                             9.098723            9.263026                  1.81%                   0           2001
                             10.000000           9.098723                 -9.01%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.730493           12.658496                17.97%                   0           2004
Emerging Markets Fund:       6.645478            10.730493                61.47%                   0           2003
Class I - Q/NQ               8.024173            6.645478                -17.18%                   0           2002
                             8.663506            8.024173                 -7.38%                   0           2001
                             10.000000           8.663506                -13.36%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.034188           14.197995                17.98%                   0           2004
Emerging Markets Fund:       7.454862            12.034188                61.43%                   0           2003
Class III - Q/NQ             10.000000           7.454862                -25.45%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.064623           14.277584                18.34%                   0           2004
Financial Services Fund:     8.729214            12.064623                38.21%                   0           2003
Class III - Q/NQ             10.000000           8.729214                -12.71%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.168941           11.767992                 5.36%                   0           2004
Health Sciences Fund:        8.358141            11.168941                33.63%                   0           2003
Class III - Q/NQ             10.000000           8.358141                -16.42%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.838236            2.892559                  1.91%                   0           2004
Technology and               1.871335            2.838236                 51.67%                   0           2003
Communications Fund: Class   3.347746            1.871335                -44.10%                   0           2002
I - Q/NQ                     5.983787            3.347746                -44.05%                   0           2001
                             10.000000           5.983787                -40.16%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.732354           10.934154                 1.88%                   0           2004
Technology and               7.078157            10.732354                51.63%                   0           2003
Communications Fund: Class   10.000000           7.078157                -29.22%                   0           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.530149            12.099557                26.96%                   0           2004
Utilities Fund: Class III    7.855591            9.530149                 21.32%                   0           2003
- Q/NQ                       10.000000           7.855591                -21.44%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.512872           12.623882                 0.89%                   0           2004
Government Bond Fund:        12.556318           12.512872                -0.35%                   0           2003
Class I - Q/NQ               11.579917           12.556318                 8.43%                   0           2002
                             11.052137           11.579917                 4.78%                   0           2001
                             10.000000           11.052137                10.52%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.654850            4.918757                  5.67%                   0           2004
Fund: Class I - Q/NQ         3.589199            4.654850                 26.69%                   0           2003
                             5.154198            3.589199                -30.36%                   0           2002
                             7.342265            5.154198                -29.80%                   0           2001
                             10.000000           7.342265                -26.58%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.298497            7.027131                 11.57%                   0           2004
International Growth Fund:   4.753338            6.298497                 32.51%                   0           2003
Class I - Q/NQ               6.410737            4.753338                -25.85%                   0           2002
                             9.198060            6.410737                -30.30%                   0           2001
                             10.000000           9.198060                 -8.02%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.200171           11.395985                11.72%                   0           2004
International Growth Fund:   7.714341            10.200171                32.22%                   0           2003
Class III - Q/NQ             10.000000           7.714341                -22.86%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.368446           10.601273                 2.25%                   0           2004
Investor Destinations        9.834893            10.368446                 5.43%                   0           2003
Conservative Fund: Class     10.000000           9.834893                 -1.65%                   0           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.481507           10.973584                 4.69%               1,518           2004
Investor Destinations        9.435592            10.481507                11.08%               1,821           2003
Moderately Conservative      10.000000           9.435592                 -5.64%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.490717           11.226855                 7.02%               3,023           2004
Investor Destinations        8.944105            10.490717                17.29%               3,695           2003
Moderate Fund: Class II -    10.000000           8.944105                -10.56%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.518812           11.519725                 9.52%               2,251           2004
Investor Destinations        8.501179            10.518812                23.73%               2,809           2003
Moderately Aggressive        10.000000           8.501179                -14.99%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.503871           11.701781                11.40%                 749           2004
Investor Destinations        8.152785            10.503871                28.84%                 947           2003
Aggressive Fund: Class II    10.000000           8.152785                -18.47%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   4.389541            4.946372                 12.69%                   0           2004
Growth Fund: Class I - Q/NQ  3.206007            4.389541                 36.92%                   0           2003
                             5.210269            3.206007                -38.47%                   0           2002
                             7.653794            5.210269                -31.93%                   0           2001
                             10.000000           7.653794                -23.46%                  71           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.193063           10.039425                -1.51%                   0           2004
Market Fund: Class I - Q/NQ  10.368156           10.193063                -1.69%                   0           2003
                             10.485212           10.368156                -1.12%                   0           2002
                             10.360104           10.485212                 1.21%                   0           2001
                             10.000000           10.360104                 3.60%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.548254            9.166084                  7.23%                   0           2004
Nationwide Fund: Class I -   6.861481            8.548254                 24.58%                   0           2003
Q/NQ                         8.497928            6.861481                -19.26%                   0           2002
                             9.865373            8.497928                -13.86%                   0           2001
                             10.000000           9.865373                 -1.35%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.093193           12.872627                16.04%                   0           2004
Nationwide Leaders Fund:     9.040250            11.093193                22.71%                   0           2003
Class III - Q/NQ             10.000000           9.040250                 -9.60%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.043878           12.132820                 9.86%                   0           2004
Growth Leaders Fund: Class   7.417157            11.043878                48.90%                   0           2003
III - Q/NQ                   10.000000           7.417157                -25.83%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.718352            7.592162                 13.01%                   0           2004
Worldwide Leaders Fund:      5.053923            6.718352                 32.93%                   0           2003
Class I - Q/NQ               6.933473            5.053923                -27.11%                   0           2002
                             8.742303            6.933473                -20.69%                   0           2001
                             10.000000           8.742303                -12.58%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.474978           15.227569                13.01%                   0           2004
Worldwide Leaders Fund:      10.000000           13.474978                34.75%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   5.756502            6.378649                 10.81%                   0           2004
Fund: Class I - Q/NQ         4.388195            5.756502                 31.18%                   0           2003
                             6.733016            4.388195                -34.83%                   0           2002
                             7.730647            6.733016                -12.90%                   0           2001
                             10.000000           7.730647                -22.69%                  86           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    15.007013           17.198259                14.60%                   0           2004
Fund: Class I - Q/NQ         9.792299            15.007013                53.25%                   0           2003
                             13.761240           9.792299                -28.84%                   0           2002
                             10.981823           13.761240                25.31%                   0           2001
                             10.000000           10.981823                 9.82%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      10.170658           11.827057                16.29%                   0           2004
Fund: Class I - Q/NQ         7.382102            10.170658                37.77%                   0           2003
                             9.139971            7.382102                -19.23%                   0           2002
                             10.029013           9.139971                 -8.86%                   0           2001
                             10.000000           10.029013                 0.29%                  25           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        9.101819            9.647597                  6.00%                   0           2004
Balanced Fund: Class I -     7.867260            9.101819                 15.69%                   0           2003
Q/NQ                         9.183323            7.867260                -14.33%                   0           2002
                             9.759455            9.183323                 -5.90%                   0           2001
                             10.000000           9.759455                 -2.41%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         6.859818            7.874918                 14.80%                   0           2004
Comstock Value Fund: Class   5.341979            6.859818                 28.41%                   0           2003
I - Q/NQ                     7.304567            5.341979                -26.87%                   0           2002
                             8.512121            7.304567                -14.19%                   0           2001
                             10.000000           8.512121                -14.88%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.149377           12.645529                 4.08%                   0           2004
Sector Bond Fund: Class I    11.091439           12.149377                 9.54%                   0           2003
- Q/NQ                       10.589296           11.091439                 4.74%                   0           2002
                             10.404143           10.589296                 1.78%                   0           2001
                             10.000000           10.404143                 4.04%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.309018                13.09%                   0           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   5.939317            6.845408                 15.26%                   0           2004
Portfolio: Service Shares    5.056022            5.939317                 17.47%                   0           2003
- Q/NQ                       6.155704            5.056022                -17.86%                   0           2002
                             8.061516            6.155704                -23.64%                   0           2001
                             10.000000           8.061516                -19.38%                 225           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.257660            3.200744                 -1.75%                   0           2004
Global Technology            2.276314            3.257660                 43.11%                   0           2003
Portfolio: Service Shares    3.944669            2.276314                -42.29%                   0           2002
- Q/NQ                       6.442503            3.944669                -38.77%                   0           2001
                             10.000000           6.442503                -35.57%                 310           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.126974           9.976701                 -1.48%                   0           2004
Global Technology            7.044639            10.126974                43.75%                   0           2003
Portfolio: Service II        10.000000           7.044639                -29.55%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.774485            6.695959                 15.96%                   0           2004
International Growth         4.393166            5.774485                 31.44%                   0           2003
Portfolio: Service Shares    6.056891            4.393166                -27.47%                   0           2002
- Q/NQ                       8.097850            6.056891                -25.20%                   0           2001
                             10.000000           8.097850                -19.02%                 161           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.105827           11.720858                15.98%                   0           2004
International Growth         7.687649            10.105827                31.46%                   0           2003
Portfolio: Service II        10.000000           7.687649                -23.12%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.112736           13.901030                14.76%                   0           2004
Risk-Managed Core            10.000000           12.112736                21.13%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.970868            10.150695                13.15%                   0           2004
Management Trust - AMT       6.968543            8.970868                 28.73%                   0           2003
Guardian Portfolio - Q/NQ    9.697779            6.968543                -28.14%                   0           2002
                             10.079498           9.697779                 -3.79%                   0           2001
                             10.000000           10.079498                 0.79%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.944366            9.791343                 -1.54%                   0           2004
Management Trust - AMT       10.000000           9.944366                 -0.56%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    5.256877            5.973567                 13.63%                   0           2004
Management Trust - AMT       4.201167            5.256877                 25.13%                   0           2003
Mid-Cap Growth Portfolio:    6.085849            4.201167                -30.97%                   0           2002
Class I - Q/NQ               8.267999            6.085849                -26.39%                   0           2001
                             10.000000           8.267999                -17.32%                 572           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.304679            10.815731                16.24%                   0           2004
Management Trust - AMT       7.049806            9.304679                 31.98%                   0           2003
Partners Portfolio - Q/NQ    9.512666            7.049806                -25.89%                   0           2002
                             10.021444           9.512666                 -5.08%                   0           2001
                             10.000000           10.021444                 0.21%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.209491                12.09%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         4.425038            5.178303                 17.02%                 453           2004
Account Funds -              3.606225            4.425038                 22.71%                 453           2003
Oppenheimer Aggressive       5.111912            3.606225                -29.45%                   0           2002
Growth Fund/VA:              7.613945            5.111912                -32.86%                   0           2001
Non-Service Shares - Q/NQ    10.000000           7.613945                -23.86%                  90           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         7.591860            7.931760                  4.48%                   0           2004
Account Funds -              5.934139            7.591860                 27.94%                   0           2003
Oppenheimer Capital          8.304638            5.934139                -28.54%                   0           2002
Appreciation Fund/VA:        9.724617            8.304638                -14.60%                   0           2001
Non-Service Shares - Q/NQ    10.000000           9.724617                 -2.75%                 229           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.632887            10.050733                16.42%                   0           2004
Account Funds -              6.178020            8.632887                 39.74%                   0           2003
Oppenheimer Global           8.121332            6.178020                -23.93%                   0           2002
Securities Fund/VA:          9.451634            8.121332                -14.07%                   0           2001
Non-Service Shares - Q/NQ    10.000000           9.451634                 -5.48%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.132292           16.457795                16.46%                   0           2004
Account Funds -              10.000000           14.132292                41.32%                   0           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         7.721976            8.258082                  6.94%                   0           2004
Account Funds -              6.237083            7.721976                 23.81%                   0           2003
Oppenheimer Main Street(R)     7.861953            6.237083                -20.67%                   0           2002
Fund/VA: Non-Service         8.958418            7.861953                -12.24%                   0           2001
Shares - Q/NQ                10.000000           8.958418                -10.42%                  96           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.755920            10.113300                15.50%                 291           2004
II, Inc.: Investor Class -   6.541146            8.755920                 33.86%                 291           2003
Q/NQ                         9.149058            6.541146                -28.50%                   0           2002
                             9.703941            9.149058                 -5.72%                   0           2001
                             10.000000           9.703941                 -2.96%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.648683           16.827184                 7.53%                   0           2004
Institutional Funds, Inc.    12.526381           15.648683                24.93%                   0           2003
- Emerging Markets Debt      11.738698           12.526381                 6.71%                   0           2002
Portfolio: Class I - Q/NQ    10.914229           11.738698                 7.55%                   0           2001
                             10.000000           10.914229                 9.14%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.047039           11.522900                14.69%                   0           2004
Institutional Funds, Inc.    8.070580            10.047039                24.49%                   0           2003
- International Magnum       10.000000           8.070580                -19.29%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.503644            6.538383                 18.80%                   0           2004
Institutional Funds, Inc.    3.973498            5.503644                 38.51%                   0           2003
- Mid Cap Growth             5.908033            3.973498                -32.74%                   0           2002
Portfolio: Class I- Q/NQ     8.556411            5.908033                -30.95%                   0           2001
                             10.000000           8.556411                -14.44%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                16.960067           22.600978                33.26%                   0           2004
Institutional Funds, Inc.    12.623544           16.960067                34.35%                   0           2003
- U.S. Real Estate           13.023285           12.623544                -3.07%                   0           2002
Portfolio: Class I - Q/NQ    12.137171           13.023285                 7.30%                   0           2001
                             11.709515           12.137171                 3.65%                 469           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            7.709481            9.482391                 23.00%                   0           2004
Insurance Trust -            5.117535            7.709481                 50.65%                   0           2003
Worldwide Emerging Markets   5.394698            5.117535                 -5.14%                   0           2002
Fund: Initial Class - Q/NQ   5.624474            5.394698                 -4.09%                   0           2001
                             10.000000           5.624474                -43.76%                 102           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.533767                25.34%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.677758           15.387403                21.37%                   0           2004
Insurance Trust -            8.962136            12.677758                41.46%                   0           2003
Worldwide Hard Assets        9.440746            8.962136                 -5.07%                   0           2002
Fund: Initial Class - Q/NQ   10.791606           9.440746                -12.52%                   0           2001
                             10.000000           10.791606                 7.92%                  32           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.391882                23.92%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.495241            10.173585                 7.14%                   0           2004
Funds - Diversified Stock    7.200533            9.495241                 31.87%                   0           2003
Fund: Class A - Q/NQ         9.627340            7.200533                -25.21%                   0           2002
                             9.824158            9.627340                 -2.00%                   0           2001
                             10.000000           9.824158                 -1.76%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 2.35%)

   (Variable account charges of 2.35% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.209383            9.669292                  4.99%                   0           2004
Funds - AIM V.I. Balanced    8.104751            9.209383                 13.63%                   0           2003
Fund: Series I Shares -      10.012046           8.104751                -19.05%                   0           2002
Q/NQ                         10.000000           10.012046                 0.12%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.798957            8.993759                  2.21%                   0           2004
Funds - AIM V.I. Blue Chip   7.200127            8.798957                 22.21%                   0           2003
Fund: Series I Shares -      9.986201            7.200127                -27.90%                   0           2002
Q/NQ                         10.000000           9.986201                 -0.14%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.611701            10.007744                 4.12%                   0           2004
Funds - AIM V.I. Capital     7.599410            9.611701                 26.48%                   0           2003
Appreciation Fund: Series    10.288497           7.599410                -26.14%                   0           2002
I Shares - Q/NQ              10.000000           10.288497                 2.88%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.946672            10.584094                 6.41%                   0           2004
Funds - AIM V.I. Core        8.186635            9.946672                 21.50%                   0           2003
Stock Fund: Series I         9.931511            8.186635                -17.57%                   0           2002
Shares - Q/NQ                10.000000           9.931511                 -0.68%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.246757           12.408091                21.09%                   0           2004
Funds - AIM V.I.             8.130315            10.246757                26.03%                   0           2003
International Growth Fund:   10.000000           8.130315                -18.70%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.384494            8.660059                  3.29%                   0           2004
Funds - AIM V.I. Premier     6.864471            8.384494                 22.14%                   0           2003
Equity Fund: Series I        10.080151           6.864471                -31.90%                   0           2002
Shares - Q/NQ                10.000000           10.080151                 0.80%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    7.988587            8.814471                 10.34%                   0           2004
Portfolios, Inc. -           6.324270            7.988587                 26.32%                   0           2003
American Century VP Income   8.032686            6.324270                -21.27%                   0           2002
& Growth Fund: Class I -     8.977147            8.032686                -10.52%                   0           2001
Q/NQ                         10.000000           8.977147                -10.23%                  96           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    5.525109            6.200504                 12.22%                   0           2004
Portfolios, Inc. -           4.544178            5.525109                 21.59%                   0           2003
American Century VP          5.844282            4.544178                -22.25%                   0           2002
International Fund: Class    8.451695            5.844282                -30.85%                   0           2001
I - Q/NQ                     10.000000           8.451695                -15.48%                  40           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.711132            10.913071                12.38%                   0           2004
Portfolios, Inc. -           7.987011            9.711132                 21.59%                   0           2003
American Century VP          10.000000           7.987011                -20.13%                   0           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.649260            10.428467                 8.08%                   0           2004
Portfolios, Inc. -           7.911414            9.649260                 21.97%                   0           2003
American Century VP Ultra    10.000000           7.911414                -20.89%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    13.909410           15.529466                11.65%                   0           2004
Portfolios, Inc. -           11.045244           13.909410                25.93%                   0           2003
American Century VP Value    12.945083           11.045244               -14.68%                   0           2002
Fund: Class I - Q/NQ         11.751589           12.945083                10.16%                   0           2001
                             10.000000           11.751589                17.52%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.160693           10.498454                 3.32%                   0           2004
Portfolios II, Inc. -        10.000000           10.160693                 1.61%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.584229            10.473787                 9.28%                   0           2004
Funds - BB&T Capital         7.822004            9.584229                 22.53%                   0           2003
Manager Equity VIF - Q/NQ    10.172629           7.822004                -23.11%                   0           2002
                             10.000000           10.172629                 1.73%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.614772            10.625998                10.52%                   0           2004
Funds - BB&T Large Cap       7.964737            9.614772                 20.72%                   0           2003
Value VIF - Q/NQ             10.150664           7.964737                -21.53%                   0           2002
                             10.000000           10.150664                 1.51%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      8.728716            9.003302                  3.15%                   0           2004
Funds - BB&T Large Company   6.982041            8.728716                 25.02%                   0           2003
Growth VIF - Q/NQ            10.284128           6.982041                -32.11%                   0           2002
                             10.000000           10.284128                 2.84%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      10.907132           12.482236                14.44%                   0           2004
Funds - BB&T Mid Cap         8.178604            10.907132                33.36%                   0           2003
Growth VIF - Q/NQ            10.469800           8.178604                -21.88%                   0           2002
                             10.000000           10.469800                 4.70%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        4.822210            5.556017                 15.22%                   0           2004
Global Small Cap Portfolio   3.344280            4.822210                 44.19%                   0           2003
- Q/NQ                       5.201654            3.344280                -35.71%                   0           2002
                             7.465751            5.201654                -30.33%                   0           2001
                             10.000000           7.465751                -25.34%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        5.856375            6.561879                 12.05%                   0           2004
International Focus          4.506064            5.856375                 29.97%                   0           2003
Portfolio - Q/NQ             5.761446            4.506064                -21.79%                   0           2002
                             7.592338            5.761446                -24.11%                   0           2001
                             10.000000           7.592338                -24.08%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.210786           11.101927                 8.73%                   0           2004
Large Cap Value Portfolio    8.354065            10.210786                22.23%                   0           2003
- Q/NQ                       11.124694           8.354065                -24.91%                   0           2002
                             11.287278           11.124694                -1.44%                   0           2001
                             10.000000           11.287278                12.87%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.163522           12.096815                19.02%                   0           2004
Portfolios - Small Cap       7.553899            10.163522                34.55%                   0           2003
Stock Index Portfolio:       10.000000           7.553899                -24.46%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         5.681675            5.892748                  3.71%                   0           2004
Responsible Growth Fund,     4.617540            5.681675                 23.05%                   0           2003
Inc.: Initial Shares - Q/NQ  6.655310            4.617540                -30.62%                   0           2002
                             8.804257            6.655310                -24.41%                   0           2001
                             10.000000           8.804257                -11.96%                 332           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    7.366736            7.959103                  8.04%                   0           2004
Inc.: Initial Shares - Q/NQ  5.876912            7.366736                 25.35%                   0           2003
                             7.752153            5.876912                -24.19%                   0           2002
                             9.041279            7.752153                -14.26%                   0           2001
                             10.000000           9.041279                 -9.59%                 508           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.303724            8.517790                  2.58%                   0           2004
Investment Fund              7.017745            8.303724                 18.32%                   0           2003
-Appreciation Portfolio:     8.629152            7.017745                -18.67%                   0           2002
Initial Shares - Q/NQ        9.745353            8.629152                -11.45%                   0           2001
                             10.000000           9.745353                 -2.55%                 189           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             10.811423           11.754662                 8.72%                   0           2004
Investment Fund -            8.407076            10.811423                28.60%                   0           2003
Developing Leaders           10.645506           8.407076                -21.03%                   0           2002
Portfolio:  Initial Shares   10.000000           10.645506                 6.46%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.448834           13.418430                17.20%                   0           2004
Investment Fund -            8.598149            11.448834                33.15%                   0           2003
International Value          10.031879           8.598149                -14.29%                   0           2002
Portfolio: Initial Shares    10.000000           10.031879                 0.32%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.501703           12.649837                 1.18%                   0           2004
- Federated Quality Bond     12.234219           12.501703                 2.19%                   0           2003
Fund II: Primary Shares -    11.461854           12.234219                 6.74%                   0           2002
Q/NQ                         10.868122           11.461854                 5.46%                   0           2001
                             10.000000           10.868122                 8.68%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.479628           11.398242                 8.77%                   0           2004
Insurance Products Fund -    8.241098            10.479628                27.16%                   0           2003
VIP Equity-Income            10.168024           8.241098                -18.95%                   0           2002
Portfolio: Service Class -   10.972627           10.168024                -7.33%                   0           2001
Q/NQ                         10.000000           10.972627                 9.73%                  94           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.074291            6.125116                  0.84%                   0           2004
Insurance Products Fund -    4.684602            6.074291                 29.67%                   0           2003
VIP Growth Portfolio:        6.873186            4.684602                -31.84%                   0           2002
Service Class - Q/NQ         8.556607            6.873186                -19.67%                   0           2001
                             10.000000           8.556607                -14.43%                 514           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.299774            8.872122                  6.90%                   0           2004
Insurance Products Fund -    6.693962            8.299774                 23.99%                   0           2003
VIP High Income Portfolio:   6.615679            6.693962                  1.18%                   0           2002
Service Class - Q/NQ         7.690792            6.615679                -13.98%                   0           2001
                             10.000000           7.690792                -23.09%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.918808            7.667533                 10.82%                   0           2004
Insurance Products Fund -    4.947533            6.918808                 39.84%                   0           2003
VIP Overseas Portfolio:      6.360758            4.947533                -22.22%                   0           2002
Service Class - Q/NQ         8.275319            6.360758                -23.14%                   0           2001
                             10.000000           8.275319                -17.25%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.735566           11.898254                10.83%                   0           2004
Insurance Products Fund -    7.674279            10.735566                39.89%                   0           2003
VIP Overseas Portfolio:      10.000000           7.674279                -23.26%                   0           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.647559            9.739724                 12.63%                   0           2004
Insurance Products Fund II   6.899306            8.647559                 25.34%                   0           2003
- VIP Contrafund(R)            7.800675            6.899306                -11.56%                   0           2002
Portfolio: Service Class -   9.116560            7.800675                -14.43%                   0           2001
Q/NQ                         10.000000           9.116560                 -8.83%                 382           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.056541           10.244356                 1.87%                   0           2004
Insurance Products Fund II   10.000000           10.056541                 0.57%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.757203            7.064247                  4.54%                   0           2004
Insurance Products Fund      5.336703            6.757203                 26.62%                   0           2003
III - VIP Growth             6.999329            5.336703                -23.75%                   0           2002
Opportunities Portfolio:     8.378685            6.999329                -16.46%                   0           2001
Service Class - Q/NQ         10.000000           8.378685                -16.21%                 130           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.388356           12.676315                11.31%                   0           2004
Insurance Products Fund      7.390784            11.388356                54.09%                   0           2003
III - VIP Value Strategies   10.000000           7.390784                -26.09%                   0           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          12.185166           13.237007                 8.63%                   0           2004
Variable Insurance Trust -   8.770094            12.185166                38.94%                   0           2003
First Horizon Capital        11.037163           8.770094                -20.54%                   0           2002
Appreciation Portfolio -     10.000000           11.037163                10.37%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          9.265305            9.543182                  3.00%                   0           2004
Variable Insurance Trust -   7.378061            9.265305                 25.58%                   0           2003
First Horizon Core Stock     10.225869           7.378061                -27.85%                   0           2002
Portfolio - Q/NQ             10.000000           10.225869                 2.26%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton           10.104834           11.729752                16.08%                   0           2004
Variable Insurance           7.806563            10.104834                29.44%                   0           2003
Products Trust - Templeton   10.000000           7.806563                -21.93%                   0           2002*
Foreign Securities - Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.692716           16.080201                17.44%                   0           2004
International Value Fund:    10.000000           13.692716                36.93%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    11.589956           13.098136                13.01%                   0           2004
Index Fund: Class I - Q/NQ   8.814253            11.589956                31.49%                   0           2003
                             10.657669           8.814253                -17.30%                   0           2002
                             11.060235           10.657669                -3.64%                   0           2001
                             10.000000           11.060235                10.60%                  77           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     11.137447           11.973871                 7.51%                   0           2004
Income Bond Fund: Class I    9.327818            11.137447                19.40%                   0           2003
- Q/NQ                       9.253812            9.327818                  0.80%                   0           2002
                             9.094356            9.253812                  1.75%                   0           2001
                             10.000000           9.094356                 -9.06%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.712671           12.631012                17.91%                   0           2004
Emerging Markets Fund:       6.637825            10.712671                61.39%                   0           2003
Class I - Q/NQ               8.019048            6.637825                -17.22%                   0           2002
                             8.662437            8.019048                 -7.43%                   0           2001
                             10.000000           8.662437                -13.38%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.023904           14.178604                17.92%                   0           2004
Emerging Markets Fund:       7.452299            12.023904                61.34%                   0           2003
Class III - Q/NQ             10.000000           7.452299                -25.48%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.052712           14.256197                18.28%                   0           2004
Financial Services Fund:     8.725056            12.052712                38.14%                   0           2003
Class III - Q/NQ             10.000000           8.725056                -12.75%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.157887           11.750327                 5.31%                   0           2004
Health Sciences Fund:        8.354139            11.157887                33.56%                   0           2003
Class III - Q/NQ             10.000000           8.354139                -16.46%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.833525            2.886274                  1.86%                   0           2004
Technology and               1.869179            2.833525                 51.59%                   0           2003
Communications Fund: Class   3.345608            1.869179                -44.13%                   0           2002
I - Q/NQ                     5.983044            3.345608                -44.08%                   0           2001
                             10.000000           5.983044                -40.17%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.723177           10.919227                 1.83%                   0           2004
Technology and               7.075728            10.723177                51.55%                   0           2003
Communications Fund: Class   10.000000           7.075728                -29.24%                   0           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.520724            12.081402                26.90%                   0           2004
Utilities Fund: Class III    7.851830            9.520724                 21.25%                   0           2003
- Q/NQ                       10.000000           7.851830                -21.48%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.487665           12.592015                 0.84%                   0           2004
Government Bond Fund:        12.537438           12.487665                -0.40%                   0           2003
Class I - Q/NQ               11.568435           12.537438                 8.38%                   0           2002
                             11.046858           11.568435                 4.72%                   0           2001
                             10.000000           11.046858                10.47%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.645451            4.906318                  5.62%                   0           2004
Fund: Class I - Q/NQ         3.583776            4.645451                 29.62%                   0           2003
                             5.149067            3.583776                -30.40%                   0           2002
                             7.338737            5.149067                -29.84%                   0           2001
                             10.000000           7.338737                -26.61%                 113           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.288026            7.011855                 11.51%                   0           2004
International Growth Fund:   4.747863            6.288026                 32.44%                   0           2003
Class I - Q/NQ               6.406644            4.747863                -25.89%                   0           2002
                             9.196930            6.406644                -30.34%                   0           2001
                             10.000000           9.196930                 -8.03%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.191441           11.380403                11.67%                   0           2004
International Growth Fund:   7.711684            10.191441                32.16%                   0           2003
Class III - Q/NQ             10.000000           7.711684                -22.88%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.358212           10.585388                 2.19%                   0           2004
Investor Destinations        9.830211            10.358212                 5.37%                   0           2003
Conservative Fund: Class     10.000000           9.830211                 -1.70%                   0           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.471145           10.957118                 4.64%                   0           2004
Investor Destinations        9.431089            10.471145                11.03%                   0           2003
Moderately Conservative      10.000000           9.431089                 -5.69%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.480363           11.210038                 6.96%                   0           2004
Investor Destinations        8.939839            10.480363                17.23%                   0           2003
Moderate Fund: Class II -    10.000000           8.939839                -10.60%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.508428           11.502471                 9.46%                   0           2004
Investor Destinations        8.497120            10.508428                23.67%                   0           2003
Moderately Aggressive        10.000000           8.497120                -15.03%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.493512           11.684267                11.35%                   0           2004
Investor Destinations        8.148907            10.493512                28.77%                   0           2003
Aggressive Fund: Class II    10.000000           8.148907                -18.51%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   4.380689            4.933881                 12.63%                   0           2004
Growth Fund: Class I - Q/NQ  3.201172            4.380689                 36.85%                   0           2003
                             5.205077            3.201172                -38.50%                   0           2002
                             7.650115            5.205077                -31.96%                   0           2001
                             10.000000           7.650115                -23.50%                 119           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.172211           10.013760                -1.56%                   0           2004
Market Fund: Class I - Q/NQ  10.352242           10.172211                -1.74%                   0           2003
                             10.474480           10.352242                -1.17%                   0           2002
                             10.354832           10.474480                 1.16%                   0           2001
                             10.000000           10.354832                 3.55%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.531017            9.142914                  7.17%                   0           2004
Nationwide Fund: Class I -   6.851145            8.531017                 24.52%                   0           2003
Q/NQ                         8.489471            6.851145                -19.30%                   0           2002
                             9.860642            8.489471                -13.91%                   0           2001
                             10.000000           9.860642                 -1.39%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.082223           12.853318                15.98%                   0           2004
Nationwide Leaders Fund:     9.035940            11.082223                22.65%                   0           2003
Class III - Q/NQ             10.000000           9.035940                 -9.64%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.032957           12.114620                 9.80%                   0           2004
Growth Leaders Fund: Class   7.413615            11.032957                48.82%                   0           2003
III - Q/NQ                   10.000000           7.413615                -25.86%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.704779            7.572942                 12.95%                   0           2004
Worldwide Leaders Fund:      5.046292            6.704779                 32.87%                   0           2003
Class I - Q/NQ               6.926565            5.046292                -27.15%                   0           2002
                             8.738100            6.926565                -20.73%                   0           2001
                             10.000000           8.738100                -12.62%                 111           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.470368           15.214562                12.95%                   0           2004
Worldwide Leaders Fund:      10.000000           13.470368                34.70%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   5.744875            6.362514                 10.75%                   0           2004
Fund: Class I - Q/NQ         4.381569            5.744875                 31.11%                   0           2003
                             6.726308            4.381569                -34.86%                   0           2002
                             7.726928            6.726308                -12.95%                   0           2001
                             10.000000           7.726928                -22.73%                  28           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    14.976760           17.154808                14.54%                   0           2004
Fund: Class I - Q/NQ         9.777540            14.976760                53.18%                   0           2003
                             13.747558           9.777540                -28.88%                   0           2002
                             10.976551           13.747558                25.24%                   0           2001
                             10.000000           10.976551                 9.77%                  90           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      10.150131           11.797148                16.23%                   0           2004
Fund: Class I - Q/NQ         7.370966            10.150131                37.70%                   0           2003
                             9.130869            7.370966                -19.27%                   0           2002
                             10.024193           9.130869                 -8.91%                   0           2001
                             10.000000           10.024193                 0.24%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        9.083443            9.623196                  5.94%                   0           2004
Balanced Fund: Class I -     7.855396            9.083443                 15.63%                   0           2003
Q/NQ                         9.174179            7.855395                -14.37%                   0           2002
                             9.754766            9.174179                 -5.95%                   0           2001
                             10.000000           9.754766                 -2.45%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         6.845985            7.855009                 14.74%                   0           2004
Comstock Value Fund: Class   5.333933            6.845985                 28.35%                   0           2003
I - Q/NQ                     7.297305            5.333933                -26.91%                   0           2002
                             8.508038            7.297305                -14.23%                   0           2001
                             10.000000           8.508038                -14.92%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.124897           12.613599                 4.03%                   0           2004
Sector Bond Fund: Class I    11.074752           12.124897                 9.48%                   0           2003
- Q/NQ                       10.578774           11.074752                 4.69%                   0           2002
                             10.399162           10.578774                 1.73%                   0           2001
                             10.000000           10.399162                 3.99%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.305196                13.05%                   0           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   5.927364            6.828128                 15.20%                   0           2004
Portfolio: Service Shares    5.048431            5.927364                 17.41%                   0           2003
- Q/NQ                       6.149614            5.048431                -17.91%                   0           2002
                             8.057707            6.149614                -23.68%                   0           2001
                             10.000000           8.057707                -19.42%                 398           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.251104            3.192668                 -1.80%                   0           2004
Global Technology            2.272896            3.251104                 43.04%                   0           2003
Portfolio: Service Shares    3.940768            2.272896                -42.32%                   0           2002
- Q/NQ                       6.439456            3.940768                -38.80%                   0           2001
                             10.000000           6.439456                -35.61%                 226           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.118326           9.963065                 -1.53%                   0           2004
Global Technology            7.042225            10.118326                43.68%                   0           2003
Portfolio: Service II        10.000000           7.042225                -29.58%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.762859            6.679058                 15.90%                   0           2004
International Growth         4.386570            5.762859                 31.38%                   0           2003
Portfolio: Service Shares    6.050905            4.386570                -27.51%                   0           2002
- Q/NQ                       8.094029            6.050905                -25.24%                   0           2001
                             10.000000           8.094029                -19.06%                 231           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.097209           11.704869                15.92%                   0           2004
International Growth         7.685015            10.097209                31.39%                   0           2003
Portfolio: Service II        10.000000           7.685015                -23.15%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.108597           13.889169                14.71%                   0           2004
Risk-Managed Core            10.000000           12.108597                21.09%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.952762            10.125030                13.09%                   0           2004
Management Trust - AMT       6.958036            8.952762                 28.67%                   0           2003
Guardian Portfolio - Q/NQ    9.688125            6.958036                -28.18%                   0           2002
                             10.074663           9.688125                 -3.84%                   0           2001
                             10.000000           10.074663                 0.75%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.940968            9.782990                 -1.59%                   0           2004
Management Trust - AMT       10.000000           9.940968                 -0.59%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    5.246260            5.958442                 13.58%                   0           2004
Management Trust - AMT       4.194838            5.246260                 25.06%                   0           2003
Mid-Cap Growth Portfolio:    6.079786            4.194838                -31.00%                   0           2002
Class I - Q/NQ               8.264028            6.079786                -26.43%                   0           2001
                             10.000000           8.264028                -17.36%                 241           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.285899            10.788392                16.18%                   0           2004
Management Trust - AMT       7.039183            9.285899                 31.92%                   0           2003
Partners Portfolio - Q/NQ    9.503204            7.039183                -25.93%                   0           2002
                             10.016641           9.503204                 -5.13%                   0           2001
                             10.000000           10.016641                 0.17%                 118           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.205685                12.06%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         4.416101            5.165208                 16.96%                   0           2004
Account Funds -              3.600785            4.416101                 22.64%                   0           2003
Oppenheimer Aggressive       5.106824            3.600785                -29.49%                   0           2002
Growth Fund/VA:              7.610281            5.106824                -32.90%                   0           2001
Non-Service Shares - Q/NQ    10.000000           7.610281                -23.90%                  61           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         7.576537            7.911700                  4.42%                   0           2004
Account Funds -              5.925190            7.576537                 27.87%                   0           2003
Oppenheimer Capital          8.296362            5.925190                -28.58%                   0           2002
Appreciation Fund/VA:        9.719952            8.296362                -14.65%                   0           2001
Non-Service Shares - Q/NQ    10.000000           9.719952                 -2.80%                 177           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.616696            10.026745                16.36%                   0           2004
Account Funds -              6.169578            8.616696                 39.66%                   0           2003
Oppenheimer Global           8.114391            6.169578                -23.97%                   0           2002
Securities Fund/VA:          9.448430            8.114391                -14.12%                   0           2001
Non-Service Shares - Q/NQ    10.000000           9.448430                 -5.52%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.127467           16.443768                16.40%                   0           2004
Account Funds -              10.000000           14.127467                41.27%                   0           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         7.706387            8.237190                  6.89%                   0           2004
Account Funds -              6.227682            7.706387                 23.74%                   0           2003
Oppenheimer Main Street(R)     7.854137            6.227682                -20.71%                   0           2002
Fund/VA: Non-Service         8.954125            7.854137                -12.28%                   0           2001
Shares - Q/NQ                10.000000           8.954125                -10.46%                 407           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.739480            10.089141                15.44%                   0           2004
II, Inc.: Investor Class -   6.532202            8.739480                 33.79%                   0           2003
Q/NQ                         9.141241            6.532202                -28.54%                   0           2002
                             9.700655            9.141241                 -5.77%                   0           2001
                             10.000000           9.700655                 -2.99%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.617128           16.784659                 7.48%                   0           2004
Institutional Funds, Inc.    12.507520           15.617128                24.86%                   0           2003
- Emerging Markets Debt      11.727023           12.507520                 6.66%                   0           2002
Portfolio: Class I - Q/NQ    10.908993           11.727023                 7.50%                   0           2001
                             10.000000           10.908993                 9.09%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.038449           11.507166                14.63%                   0           2004
Institutional Funds, Inc.    8.067811            10.038449                24.43%                   0           2003
- International Magnum       10.000000           8.067811                -19.32%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.493303            6.522764                 18.74%                   0           2004
Institutional Funds, Inc.    3.968059            5.493303                 38.44%                   0           2003
- Mid Cap Growth             5.902986            3.968059                -32.78%                   0           2002
Portfolio: Class I- Q/NQ     8.553505            5.902986                -30.99%                   0           2001
                             10.000000           8.553505                -14.46%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                16.925889           22.543894                33.19%                   0           2004
Institutional Funds, Inc.    12.604542           16.925889                34.28%                   0           2003
- U.S. Real Estate           13.010337           12.604542                -3.12%                   0           2002
Portfolio: Class I - Q/NQ    12.131359           13.010337                 7.25%                   0           2001
                             11.705527           12.131359                 3.64%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            7.693914            9.458423                 22.93%                   0           2004
Insurance Trust -            5.109807            7.693914                 50.57%                   0           2003
Worldwide Emerging Markets   5.389321            5.109807                 -5.19%                   0           2002
Fund: Initial Class - Q/NQ   5.621762            5.389321                 -4.13%                   0           2001
                             10.000000           5.621762                -43.78%                  36           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.529523                25.30%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.652194           15.348524                21.31%                   0           2004
Insurance Trust -            8.948634            12.652194                41.39%                   0           2003
Worldwide Hard Assets        9.431352            8.948634                 -5.12%                   0           2002
Fund: Initial Class - Q/NQ   10.786422           9.431352                -12.56%                   0           2001
                             10.000000           10.786422                 7.86%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.387689                23.88%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.477423            10.149298                 7.09%                   0           2004
Funds - Diversified Stock    7.190699            9.477423                 31.80%                   0           2003
Fund: Class A - Q/NQ         9.619117            7.190699                -25.25%                   0           2002
                             9.820833            9.619117                 -2.05%                   0           2001
                             10.000000           9.820833                 -1.79%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 2.40%)

   (Variable account charges of 2.40% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.199368            9.653816                  4.94%                   0           2004
Funds - AIM V.I. Balanced    8.100087            9.199368                 13.57%                   0           2003
Fund: Series I Shares -      10.011414           8.100087                -19.09%                   0           2002
Q/NQ                         10.000000           10.011414                 0.11%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.789379            8.979379                  2.16%                   0           2004
Funds - AIM V.I. Blue Chip   7.195968            8.789379                 22.14%                   0           2003
Fund: Series I Shares -      9.985567            7.195968                -27.94%                   0           2002
Q/NQ                         10.000000           9.985567                 -0.14%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.601251            9.991753                  4.07%                   0           2004
Funds - AIM V.I. Capital     7.595032            9.601251                 26.41%                   0           2003
Appreciation Fund: Series    10.287848           7.595032                -26.17%                   0           2002
I Shares - Q/NQ              10.000000           10.287848                 2.88%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.935862            10.567185                 6.35%                   0           2004
Funds - AIM V.I. Core        8.181925            9.935862                 21.44%                   0           2003
Stock Fund: Series I         9.930882            8.181925                -17.61%                   0           2002
Shares - Q/NQ                10.000000           9.930882                 -0.69%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.238001           12.391145                21.03%                   0           2004
Funds - AIM V.I.             8.127526            10.238001                25.97%                   0           2003
International Growth Fund:   10.000000           8.127526                -18.72%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.375386            8.646219                  3.23%                   0           2004
Funds - AIM V.I. Premier     6.860521            8.375386                 22.08%                   0           2003
Equity Fund: Series I        10.079515           6.860521                -31.94%                   0           2002
Shares - Q/NQ                10.000000           10.079515                 0.80%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    7.972455            8.792164                 10.28%                   0           2004
Portfolios, Inc. -           6.314735            7.972455                 26.25%                   0           2003
American Century VP Income   8.024694            6.314735                -21.31%                   0           2002
& Growth Fund: Class I -     8.972837            8.024694                -10.57%                   0           2001
Q/NQ                         10.000000           8.972837                -10.27%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    5.513935            6.184797                 12.17%                   0           2004
Portfolios, Inc. -           4.537318            5.513935                 21.52%                   0           2003
American Century VP          5.838454            4.537318                -22.29%                   0           2002
International Fund: Class    8.447635            5.838454                -30.89%                   0           2001
I - Q/NQ                     10.000000           8.447635                -15.52%                  76           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.702833            10.898166                12.32%                   0           2004
Portfolios, Inc. -           7.984272            9.702833                 21.52%                   0           2003
American Century VP          10.000000           7.984272                -20.16%                   0           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.641011            10.414220                 8.02%                   0           2004
Portfolios, Inc. -           7.908701            9.641011                 21.90%                   0           2003
American Century VP Ultra    10.000000           7.908701                -20.91%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    13.881342           15.490196                11.59%                   0           2004
Portfolios, Inc. -           11.028599           13.881342                25.87%                   0           2003
American Century VP Value    12.932209           11.028599               -14.72%                   0           2002
Fund: Class I - Q/NQ         11.745952           12.932209                10.10%                   0           2001
                             10.000000           11.745952                17.46%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.157199           10.489471                 3.27%                   0           2004
Portfolios II, Inc. -        10.000000           10.157199                 1.57%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.566782            10.457033                 9.31%                   0           2004
Funds - BB&T Capital         7.817492            9.573802                 22.47%                   0           2003
Manager Equity VIF - Q/NQ    10.171988           7.817492                -23.15%                   0           2002
                             10.000000           10.171988                 1.72%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.604341            10.609037                10.46%                   0           2004
Funds - BB&T Large Cap       7.960156            9.604341                 20.66%                   0           2003
Value VIF - Q/NQ             10.150023           7.960156                -21.57%                   0           2002
                             10.000000           10.150023                 1.50%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      8.719221            8.988906                  3.09%                   0           2004
Funds - BB&T Large Company   6.978010            8.719221                 24.95%                   0           2003
Growth VIF - Q/NQ            10.283477           6.978010                -32.14%                   0           2002
                             10.000000           10.283477                 2.83%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      10.895288           12.462299                14.38%                   0           2004
Funds - BB&T Mid Cap         8.173896            10.895288                33.29%                   0           2003
Growth VIF - Q/NQ            10.469141           8.173896                -21.92%                   0           2002
                             10.000000           10.469141                 4.69%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        4.812451            5.541945                 15.16%                   0           2004
Global Small Cap Portfolio   3.339227            4.812451                 44.12%                   0           2003
- Q/NQ                       5.196462            3.339227                -35.74%                   0           2002
                             7.462157            5.196462                -30.36%                   0           2001
                             10.000000           7.462157                -25.38%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        5.844548            6.545274                 11.99%                   0           2004
International Focus          4.499262            5.844548                 29.90%                   0           2003
Portfolio - Q/NQ             5.755710            4.499262                -21.83%                   0           2002
                             7.588692            5.755710                -24.15%                   0           2001
                             10.000000           7.588692                -24.51%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.190182           11.073860                 8.67%                   0           2004
Large Cap Value Portfolio    8.341470            10.190182                22.16%                   0           2003
- Q/NQ                       11.113625           8.341470                -24.94%                   0           2002
                             11.281857           11.113625                -1.49%                   0           2001
                             10.000000           11.281857                12.82%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.154841           12.080299                18.96%                   0           2004
Portfolios - Small Cap       7.551312            10.154841                34.48%                   0           2003
Stock Index Portfolio:       10.000000           7.551312                -24.49%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         5.670198            5.877830                  3.66%                   0           2004
Responsible Growth Fund,     4.610579            5.670198                 22.98%                   0           2003
Inc.: Initial Shares - Q/NQ  6.648678            4.610579                -30.65%                   0           2002
                             8.800025            6.648678                -24.45%                   0           2001
                             10.000000           8.800025                -12.00%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    7.351863            7.938978                  7.99%                   0           2004
Inc.: Initial Shares - Q/NQ  5.868053            7.351863                 25.29%                   0           2003
                             7.744438            5.868053                -24.23%                   0           2002
                             9.036946            7.744438                -14.30%                   0           2001
                             10.000000           9.036946                 -9.63%                 197           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.286969            8.496247                  2.53%                   0           2004
Investment Fund              7.007185            8.286969                 18.26%                   0           2003
-Appreciation Portfolio:     8.620573            7.007185                -18.72%                   0           2002
Initial Shares - Q/NQ        9.740687            8.620573                -11.50%                   0           2001
                             10.000000           9.740687                 -2.59%                 197           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             10.799675           11.735886                 8.67%                   0           2004
Investment Fund -            8.402237            10.799675                28.53%                   0           2003
Developing Leaders           10.644833           8.402237                -21.07%                   0           2002
Portfolio:  Initial Shares   10.000000           10.644833                 6.45%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.436400           13.396995                17.14%                   0           2004
Investment Fund -            8.593191            11.436400                33.09%                   0           2003
International Value          10.031243           8.593191                -14.34%                   0           2002
Portfolio: Initial Shares    10.000000           10.031243                 0.31%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.476492           12.617862                 1.13%                   0           2004
- Federated Quality Bond     12.215805           12.476492                 2.13%                   0           2003*
Fund II: Primary Shares -    11.450466           12.215805                 6.68%                   0           2002
Q/NQ                         10.862915           11.450466                 5.41%                   0           2001
                             10.000000           10.862915                 8.63%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.458473           11.369410                 8.71%                   0           2004
Insurance Products Fund -    8.228682            10.458473                27.10%                   0           2003
VIP Equity-Income            10.157909           8.228682                -18.99%                   0           2002
Portfolio: Service Class -   10.967362           10.157909                -7.38%                   0           2001
Q/NQ                         10.000000           10.967362                 9.67%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.062008            6.109604                  0.79%                   0           2004
Insurance Products Fund -    4.677524            6.062008                 29.60%                   0           2003
VIP Growth Portfolio:        6.866341            4.677524                -31.88%                   0           2002
Service Class - Q/NQ         8.552504            6.866341                -19.72%                   0           2001
                             10.000000           8.552504                -14.47%                 170           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.283036            8.849692                  6.84%                   0           2004
Insurance Products Fund -    6.683879            8.283036                 23.93%                   0           2003
VIP High Income Portfolio:   6.609095            6.683879                  1.13%                   0           2002
Service Class - Q/NQ         7.687098            6.609095                -14.02%                   0           2001
                             10.000000           7.687098                -23.13%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.904847            7.648150                 10.76%                   0           2004
Insurance Products Fund -    4.940077            6.904847                 39.77%                   0           2003
VIP Overseas Portfolio:      6.354429            4.940077                -22.26%                   0           2002
Service Class - Q/NQ         8.271345            6.354429                -23.18%                   0           2001
                             10.000000           8.271345                -17.29%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.726400           11.882005                10.77%                   0           2004
Insurance Products Fund -    7.671655            10.726400                39.82%                   0           2003
VIP Overseas Portfolio:      10.000000           7.671655                -23.28%                   0           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.630103            9.715084                 12.57%                   0           2004
Insurance Products Fund II   6.888902            8.630103                 25.28%                   0           2003
- VIP Contrafund(R)            7.792914            6.888902                -11.60%                   0           2002
Portfolio: Service Class -   9.112186            7.792914                -14.48%                   0           2001
Q/NQ                         10.000000           9.112186                 -8.88%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.053100           10.235614                 1.82%                   0           2004
Insurance Products Fund II   10.000000           10.053100                 0.53%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.743547            7.046363                  4.49%                   0           2004
Insurance Products Fund      5.328641            6.743547                 26.55%                   0           2003
III - VIP Growth             6.992348            5.328641                -23.79%                   0           2002
Opportunities Portfolio:     8.374665            6.992348                -16.51%                   0           2001
Service Class - Q/NQ         10.000000           8.374665                -16.25%                 117           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.378628           12.659004                11.25%                   0           2004
Insurance Products Fund      7.388252            11.378628                54.01%                   0           2003
III - VIP Value Strategies   10.000000           7.388252                -26.12%                   0           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          12.170663           13.214474                 8.58%                   0           2004
Variable Insurance Trust -   8.764135            12.170663                38.87%                   0           2003
First Horizon Capital        11.035336           8.764135                -20.58%                   0           2002
Appreciation Portfolio -     10.000000           11.035336                10.35%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          9.254269            9.526943                  2.95%                   0           2004
Variable Insurance Trust -   7.373056            9.254269                 25.51%                   0           2003
First Horizon Core Stock     10.224171           7.373056                -27.89%                   0           2002
Portfolio - Q/NQ             10.000000           10.224171                 2.24%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton           10.096197           11.713722                16.02%                   0           2004
Variable Insurance           7.803882            10.096197                29.37%                   0           2003
Products Trust - Templeton   10.000000           7.803882                -21.96%                   0           2002*
Foreign Securities Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.688032           16.066476                17.38%                   0           2004
International Value Fund:    10.000000           13.688032                36.88%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    11.566587           13.065042                12.96%                   0           2004
Index Fund: Class I-Q/NQ     8.800981            11.566587                31.42%                   0           2003
                             10.647064           8.800981                -17.34%                   0           2002
                             11.054931           10.647064                -3.69%                   0           2001
                             10.000000           11.054931                10.55%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     11.114956           11.943568                 7.45%                   0           2004
Income Bond Fund: Class I    9.313744            11.114956                19.34%                   0           2003
- Q/NQ                       9.244593            9.313744                  0.75%                   0           2002
                             9.089988            9.244593                  1.70%                   0           2001
                             10.000000           9.089988                 -9.10%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.694877           12.603584                17.85%                   0           2004
Emerging Markets Fund:       6.630188            10.694877                61.31%                   0           2003
Class I - Q/NQ               8.013930            6.630188                -17.27%                   0           2002
                             8.661369            8.013930                 -7.48%                   0           2001
                             10.000000           8.661369                -13.39%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.013648           14.159261                17.86%                   0           2004
Emerging Markets Fund:       7.449736            12.013648                61.26%                   0           2003
Class III - Q/NQ             10.000000           7.449736                -25.50%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.040805           14.234819                18.22%                   0           2004
Financial Services Fund:     8.720889            12.040805                38.07%                   0           2003
Class III - Q/NQ             10.000000           8.720889                -12.79%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.146865           11.732710                 5.26%                   0           2004
Health Sciences Fund:        8.350153            11.146865                33.49%                   0           2003
Class III - Q/NQ             10.000000           8.350153                -16.50%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.828770            2.879959                  1.81%                   0           2004
Technology and               1.867011            2.828770                 51.51%                   0           2003
Communications Fund: Class   3.343442            1.867011                -44.16%                   0           2002
I - Q/NQ                     5.982301            3.343442                -44.11%                   0           2001
                             10.000000           5.982301                -40.18%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.714010           10.904296                 1.78%                   0           2004
Technology and               7.073292            10.714010                51.47%                   0           2003
Communications Fund: Class   10.000000           7.073292                -29.27%                   0           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.511280            12.063261                26.83%                   0           2004
Utilities Fund: Class III    7.848070            9.511280                 21.19%                   0           2003
- Q/NQ                       10.000000           7.848070                -21.52%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.462463           12.560166                 0.78%                   0           2004
Government Bond Fund:        12.518543           12.462463                -0.45%                   0           2003
Class I - Q/NQ               11.556910           12.518543                 8.32%                   0           2002
                             11.041543           11.556910                 4.67%                   0           2001
                             10.000000           11.041543                10.42%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.636063            4.893893                  5.56%                   0           2004
Fund: Class I - Q/NQ         3.578377            4.636063                 29.56%                   0           2003
                             5.143941            3.578377                -30.44%                   0           2002
                             7.335214            5.143941                -29.87%                   0           2001
                             10.000000           7.335214                -26.65%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.277561            6.996610                 11.45%                   0           2004
International Growth Fund:   4.742390            6.277561                 32.37%                   0           2003
Class I - Q/NQ               6.402544            4.742390                -25.93%                   0           2002
                             9.195793            6.402544                -30.38%                   0           2001
                             10.000000           9.195793                 -8.04%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.182761           11.364890                11.61%                   0           2004
International Growth Fund:   7.709045            10.182761                32.09%                   0           2003
Class III - Q/NQ             10.000000           7.709045                -22.91%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.347959           10.569491                 2.14%                   0           2004
Investor Destinations        9.825513            10.347959                 5.32%                   0           2003
Conservative Fund: Class     10.000000           9.825513                 -1.74%                   0           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.460793           10.940679                 4.59%                   0           2004
Investor Destinations        9.426591            10.460793                10.97%                   0           2003
Moderately Conservative      10.000000           9.426591                 -5.73%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.470005           11.193233                 6.91%                   0           2004
Investor Destinations        8.935577            10.470005                17.17%                   0           2003
Moderate Fund: Class II -    10.000000           8.935577                -10.64%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.498029           11.485200                 9.40%                   0           2004
Investor Destinations        8.493057            10.498029                23.61%                   0           2003
Moderately Aggressive        10.000000           8.493057                -15.07%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.483124           11.666718                11.29%                   0           2004
Investor Destinations        8.145007            10.483124                28.71%                   0           2003
Aggressive Fund: Class II    10.000000           8.145007                -18.55%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   4.371832            4.921367                 12.57%                   0           2004
Growth Fund: Class I - Q/NQ  3.196336            4.371832                 38.78%                   0           2003
                             5.199883            3.196336                -38.53%                   0           2002
                             7.646435            5.199883                -32.00%                   0           2001
                             10.000000           7.646435                -23.54%                  22           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.151390           9.988145                 -1.61%                   0           2004
Market Fund: Class I - Q/NQ  10.336347           10.151390                -1.79%                   0           2003
                             10.463756           10.336347                -1.22%                   0           2002
                             10.349558           10.463756                 1.10%                   0           2001
                             10.000000           10.349558                 3.50%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.513795            9.119789                  7.12%                   0           2004
Nationwide Fund: Class I -   6.840823            8.513795                 24.46%                   0           2003
Q/NQ                         8.481026            6.840823                -19.34%                   0           2002
                             9.855917            8.481026                -13.95%                   0           2001
                             10.000000           9.855917                 -1.44%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.071268           12.834046                15.92%                   0           2004
Nationwide Leaders Fund:     9.031619            11.071268                22.58%                   0           2003
Class III - Q/NQ             10.000000           9.031619                 -9.68%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.022073           12.096479                 9.75%                   0           2004
Growth Leaders Fund: Class   7.410076            11.022073                48.74%                   0           2003
III - Q/NQ                   10.000000           7.410076                -25.90%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.691231            7.553777                 12.89%                   0           2004
Worldwide Leaders Fund:      5.038678            6.691231                 32.80%                   0           2003
Class I - Q/NQ               6.919663            5.038678                -27.18%                   0           2002
                             8.733904            6.919663                -20.77%                   0           2001
                             10.000000           8.733904                -12.66%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.465767           15.201585                12.89%                   0           2004
Worldwide Leaders Fund:      10.000000           13.465767                34.66%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   5.733278            6.346423                 10.69%                   0           2004
Fund: Class I - Q/NQ         4.374956            5.733278                 31.05%                   0           2003
                             6.719609            4.374956                -34.89%                   0           2002
                             7.723216            6.719609                -12.99%                   0           2001
                             10.000000           7.723216                -22.77%                  53           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    14.946527           17.111430                14.48%                   0           2004
Fund: Class I - Q/NQ         9.762798            14.946527                53.10%                   0           2003
                             13.733887           9.762798                -28.91%                   0           2002
                             10.971289           13.733887                25.18%                   0           2001
                             10.000000           10.971289                 9.71%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      10.129639           11.767300                16.17%                   0           2004
Fund: Class I - Q/NQ         7.359850            10.129639                37.63%                   0           2003
                             9.121780            7.359850                -19.32%                   0           2002
                             10.019378           9.121780                 -8.96%                   0           2001
                             10.000000           10.019378                 0.19%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        9.065140            9.598894                  5.89%                   0           2004
Balanced Fund: Class I -     7.843586            9.065140                 15.57%                   0           2003
Q/NQ                         9.165076            7.843586                -14.42%                   0           2002
                             9.750097            9.165076                 -6.00%                   0           2001
                             10.000000           9.750097                 -2.50%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         6.832137            7.835119                 14.68%                   0           2004
Comstock Value Fund: Class   5.325875            6.832137                 28.28%                   0           2003
I - Q/NQ                     7.290029            5.325875                -26.94%                   0           2002
                             8.503946            7.290029                -14.27%                   0           2001
                             10.000000           8.503946                -14.96%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.100413           12.581693                 3.98%                   0           2004
Sector Bond Fund: Class I    11.058066           12.100413                 9.43%                   0           2003
- Q/NQ                       10.568241           11.058066                 4.63%                   0           2002
                             10.394163           10.568241                 1.67%                   0           2001
                             10.000000           10.394163                 3.94%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.301365                13.01%                   0           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   5.915457            6.810930                 15.14%                   0           2004
Portfolio: Service Shares    5.040861            5.915457                 17.35%                   0           2003
- Q/NQ                       6.143541            5.040861                -17.95%                   0           2002
                             8.053910            6.143541                -23.72%                   0           2001
                             10.000000           8.053910                -19.46%                 151           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.244554            3.184614                 -1.85%                   0           2004
Global Technology            2.269481            3.244554                 42.96%                   0           2003
Portfolio: Service Shares    3.936867            2.269481                -42.35%                   0           2002
- Q/NQ                       6.436409            3.936867                -38.83%                   0           2001
                             10.000000           6.436409                -35.64%                 158           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.109691           9.949473                 -1.58%                   0           2004
Global Technology            7.039813            10.109691                43.61%                   0           2003
Portfolio: Service II        10.000000           7.039813                -29.60%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.751283            6.662236                 15.84%                   0           2004
International Growth         4.379992            5.751283                 31.31%                   0           2003
Portfolio: Service Shares    6.044928            4.379992                -27.54%                   0           2002
- Q/NQ                       8.090205            6.044928                -25.28%                   0           2001
                             10.000000           8.090205                -19.10%                  68           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.088564           11.688875                15.86%                   0           2004
International Growth         7.682372            10.088564                31.32%                   0           2003
Portfolio: Service II        10.000000           7.682372                -23.18%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.104452           13.877326                14.65%                   0           2004
Risk-Managed Core            10.000000           12.104452                21.04%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.934708            10.099425                13.04%                   0           2004
Management Trust - AMT       6.947557            8.934708                 28.60%                   0           2003
Guardian Portfolio - Q/NQ    9.678498            6.947557                -28.22%                   0           2002
                             10.069841           9.678498                 -3.89%                   0           2001
                             10.000000           10.069841                 0.70%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.937559            9.774634                 -1.64%                   0           2004
Management Trust - AMT       10.000000           9.937559                 -0.62%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    5.235657            5.943369                 13.52%                   0           2004
Management Trust - AMT       4.188500            5.235657                 25.00%                   0           2003
Mid-Cap Growth Portfolio:    6.073731            4.188500                -31.04%                   0           2002
Class I - Q/NQ               8.260056            6.073731                -26.47%                   0           2001
                             10.000000           8.260056                -17.40%                 133           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.267150            10.761093                16.12%                   0           2004
Management Trust - AMT       7.028558            9.267150                 31.85%                   0           2003
Partners Portfolio - Q/NQ    9.493735            7.028558                -25.97%                   0           2002
                             10.011830           9.493735                 -5.17%                   0           2001
                             10.000000           10.011830                 0.12%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.201903                12.02%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         4.407179            5.152134                 16.90%                   0           2004
Account Funds -              3.595351            4.407179                 22.58%                   0           2003
Oppenheimer Aggressive       5.101730            3.595351                -29.53%                   0           2002
Growth Fund/VA:              7.606620            5.101730                -32.93%                   0           2001
Non-Service Shares - Q/NQ    10.000000           7.606620                -23.93%                  53           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         7.561233            7.891667                  4.37%                   0           2004
Account Funds -              5.916245            7.561233                 27.80%                   0           2003
Oppenheimer Capital          8.288106            5.916245                -28.62%                   0           2002
Appreciation Fund/VA:        9.715281            8.288106                -14.69%                   0           2001
Non-Service Shares - Q/NQ    10.000000           9.715281                 -2.85%                 153           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.600537            10.002822                16.30%                   0           2004
Account Funds -              6.161154            8.600537                 39.59%                   0           2003
Oppenheimer Global           8.107471            6.161154                -24.01%                   0           2002
Securities Fund/VA:          9.445238            8.107471                -14.16%                   0           2001
Non-Service Shares - Q/NQ    10.000000           9.445238                 -5.55%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.122638           16.429740                16.34%                   0           2004
Account Funds -              10.000000           14.122638                41.23%                   0           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         7.690823            8.216343                  6.83%                   0           2004
Account Funds -              6.218284            7.690823                 23.68%                   0           2003*
Oppenheimer Main Street(R)     7.846313            6.218284                -20.75%                   0           2002
Fund/VA: Non-Service         8.949821            7.846313                -12.33%                   0           2001
Shares - Q/NQ                10.000000           8.949821                -10.50%                  60           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.723102            10.065077                15.38%                   0           2004
II, Inc.: Investor Class -   6.523295            8.723102                 33.72%                   0           2003
Q/NQ                         9.133456            6.523295                -28.58%                   0           2002
                             9.697377            9.133456                 -5.82%                   0           2001
                             10.000000           9.697377                 -3.03%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.585652           16.742259                 7.42%                   0           2004
Institutional Funds, Inc.    12.488695           15.585652                24.80%                   0           2003
- Emerging Markets Debt      11.715373           12.488695                 6.60%                   0           2002
Portfolio: Class I - Q/NQ    10.903768           11.715373                 7.44%                   0           2001
                             10.000000           10.903768                 9.04%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.029876           11.491461                14.57%                   0           2004
Institutional Funds, Inc.    8.065042            10.029876                24.36%                   0           2003
- International Magnum       10.000000           8.065042                -19.35%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.482983            6.507176                 18.68%                   0           2004
Institutional Funds, Inc.    3.962632            5.482983                 38.37%                   0           2003
- Mid Cap Growth             5.897937            3.962632                -32.81%                   0           2002
Portfolio: Class I - Q/NQ    8.550613            5.897937                -31.02%                   0           2001
                             10.000000           8.550613                -14.49%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                16.891780           22.486952                33.12%                   0           2004
Institutional Funds, Inc.    12.585572           16.891780                34.22%                   0           2003
- U.S. Real Estate           12.997412           12.585572                -3.17%                   0           2002
Portfolio - Q/NQ             12.125541           12.997412                 7.19%                   0           2001
                             11.701537           12.125541                 3.62%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            7.678378            9.434479                 22.87%                   0           2004
Insurance Trust -            5.102097            7.678378                 50.49%                   0           2003
Worldwide Emerging Markets   5.383953            5.102097                 -5.24%                   0           2002
Fund: Initial Class - Q/NQ   5.619062            5.383953                 -4.18%                   0           2001
                             10.000000           5.619062                -43.81%                  68           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.525281                25.25%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.626672           15.309715                21.25%                   0           2004
Insurance Trust -            8.935157            12.626672                41.31%                   0           2003
Worldwide Hard Assets        9.421979            8.935157                 -5.17%                   0           2002
Fund: Initial Class - Q/NQ   10.781257           9.421979                -12.61%                   0           2001
                             10.000000           10.781257                 7.81%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.383498                23.83%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.459625            10.125056                 7.03%                   0           2004
Funds - Diversified Stock    7.180864            9.459625                 31.73%                   0           2003
Fund: Class A - Q/NQ         9.610903            7.180864                -25.28%                   0           2002
                             9.817514            9.610903                 -2.10%                   0           2001
                             10.000000           9.817514                 -1.82%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 2.45%)

   (Variable account charges of 2.45% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.189361            9.638386                  4.89%                   0           2004
Funds - AIM V.I. Balanced    8.095428            9.189361                 13.51%                   0           2003
Fund: Series I Shares -      10.010781           8.095428                -19.13%                   0           2002
Q/NQ                         10.000000           10.010781                 0.11%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.779806            8.965003                  2.11%                   0           2004
Funds - AIM V.I. Blue Chip   7.191815            8.779806                 22.08%                   0           2003
Fund: Series I Shares -      9.984939            7.191815                -27.97%                   0           2002
Q/NQ                         10.000000           9.984939                 -0.15%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.590800            9.975764                  4.01%                   0           2004
Funds - AIM V.I. Capital     7.590652            9.590800                 26.35%                   0           2003
Appreciation Fund: Series    10.287196           7.590652                -26.21%                   0           2002
I Shares - Q/NQ              10.000000           10.287196                 2.87%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       9.925048            10.550269                 6.30%                   0           2004
Funds - AIM V.I. Core        8.177199            9.925048                 21.37%                   0           2003
Stock Fund: Series I         9.930253            8.177199                -17.65%                   0           2002
Shares - Q/NQ                10.000000           9.930253                 -0.70%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.229239           12.374202                20.97%                   0           2004
Funds - AIM V.I.             8.124730            10.229239                25.90%                   0           2003
International Growth Fund:   10.000000           8.124730                -18.75%                   0           2002*
Series I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       8.366274            8.632401                  3.18%                   0           2004
Funds - AIM V.I. Premier     6.856565            8.366274                 22.02%                   0           2003
Equity Fund: Series I        10.078879           6.856565                -31.97%                   0           2002
Shares - Q/NQ                10.000000           10.078879                 0.79%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    7.956386            8.769957                 10.23%                   0           2004
Portfolios, Inc. -           6.305225            7.956386                 26.19%                   0           2003
American Century VP Income   8.016711            6.305225                -21.35%                   0           2002
& Growth Fund: Class I -     8.968531            8.016711                -10.61%                   0           2001
Q/NQ                         10.000000           8.968531                -10.31%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    5.502809            6.169145                 12.11%                   0           2004
Portfolios, Inc. -           4.530476            5.502809                 21.46%                   0           2003
American Century VP          5.832641            4.530476                -22.33%                   0           2002
International Fund: Class    8.443572            5.832641                -30.92%                   0           2001
I - Q/NQ                     10.000000           8.443572                -15.56%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.694541            10.883268                12.26%                   0           2004
Portfolios, Inc. -           7.981528            9.694541                 21.46%                   0           2003
American Century VP          10.000000           7.981528                -20.18%                   0           2002*
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.632782            10.400005                 7.96%                   0           2004
Portfolios, Inc. -           7.905991            9.632782                 21.84%                   0           2003
American Century VP Ultra    10.000000           7.905991                -20.94%                   0           2002*
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    13.853343           15.451045                11.53%                   0           2004
Portfolios, Inc. -           11.011986           13.853343                25.80%                   0           2003
American Century VP Value    12.919351           11.011986               -14.76%                   0           2002
Fund: Class I - Q/NQ         11.740322           12.919351                10.04%                   0           2001
                             10.000000           11.740322                17.40%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.153708           10.480495                 3.22%                   0           2004
Portfolios II, Inc. -        10.000000           10.153708                 1.54%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.563401            10.440324                 9.17%                   0           2004
Funds - BB&T Capital         7.812994            9.563401                 22.40%                   0           2003
Manager Equity VIF - Q/NQ    10.171348           7.812994                -23.19%                   0           2002
                             10.000000           10.171348                 1.71%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      9.593883            10.592067                10.40%                   0           2004
Funds - BB&T Large Cap       7.955566            9.593883                 20.59%                   0           2003
Value VIF - Q/NQ             10.149383           7.955566                -21.62%                   0           2002
                             10.000000           10.149383                 1.49%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      8.709748            8.974542                  3.04%                   0           2004
Funds - BB&T Large Company   6.973996            8.709748                 24.89%                   0           2003
Growth VIF - Q/NQ            10.282828           6.973996                -32.18%                   0           2002
                             10.000000           10.282828                 2.83%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      10.883418           12.442344                14.32%                   0           2004
Funds - BB&T Mid Cap         8.169170            10.883418                33.23%                   0           2003
Growth VIF - Q/NQ            10.468480           8.169170                -21.96%                   0           2002
                             10.000000           10.468480                 4.68%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        4.802752            5.527945                 15.10%                   0           2004
Global Small Cap Portfolio   3.334188            4.802752                 44.05%                   0           2003
- Q/NQ                       5.191286            3.334188                -35.77%                   0           2002
                             7.458568            5.191286                -30.40%                   0           2001
                             10.000000           7.458568                -25.41%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        5.832744            6.528712                 11.93%                   0           2004
International Focus          4.492471            5.832744                 29.83%                   0           2003
Portfolio - Q/NQ             5.749970            4.492471                -21.87%                   0           2002
                             7.585044            5.749970                -24.19%                   0           2001
                             10.000000           7.585044                -24.15%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.169612           11.045839                 8.62%                   0           2004
Large Cap Value Portfolio    8.328896            10.169612                22.10%                   0           2003
- Q/NQ                       11.102575           8.328896                -24.98%                   0           2002
                             11.276456           11.102575                -1.54%                   0           2001
                             10.000000           11.276456                12.76%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           10.146157           12.063779                18.90%                   0           2004
Portfolios - Small Cap       7.548712            10.146157                34.41%                   0           2003
Stock Index Portfolio:       10.000000           7.548712                -24.51%                   0           2002*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         5.658741            5.862953                  3.61%                   0           2004
Responsible Growth Fund,     4.603615            5.658741                 22.92%                   0           2003
Inc.: Initial Shares - Q/NQ  6.642052            4.603615                -30.69%                   0           2002
                             8.795800            6.642052                -24.49%                   0           2001
                             10.000000           8.795800                -12.04%                 197           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    7.337030            7.918907                  7.93%                   0           2004
Inc.: Initial Shares - Q/NQ  5.859215            7.337030                 25.22%                   0           2003
                             7.736742            5.859215                -24.27%                   0           2002
                             9.032608            7.736742                -14.35%                   0           2001
                             10.000000           9.032608                 -9.67%                 216           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             8.270247            8.474757                  2.47%                   0           2004
Investment Fund              6.996621            8.270247                 18.20%                   0           2003
-Appreciation Portfolio:     8.611999            6.996621                -18.76%                   0           2002
Initial Shares - Q/NQ        9.736014            8.611999                -11.54%                   0           2001
                             10.000000           9.736014                 -2.64%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             10.787935           11.717119                 8.61%                   0           2004
Investment Fund -            8.397391            10.787935                28.47%                   0           2003
Developing Leaders           10.644163           8.397391                -21.11%                   0           2002
Portfolio:  Initial Shares   10.000000           10.644163                 6.44%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.423943           13.375560                17.08%                   0           2004
Investment Fund -            8.588233            11.423943                33.02%                   0           2003
International Value          10.030610           8.588233                -14.38%                   0           2002
Portfolio: Initial Shares    10.000000           10.030610                 0.31%                   0           2001*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   12.451334           12.585955                 1.08%                   0           2004
- Federated Quality Bond     12.197409           12.451334                 2.08%                   0           2003
Fund II: Primary Shares -    11.439082           12.197409                 6.63%                   0           2002
Q/NQ                         10.857701           11.439082                 5.35%                   0           2001
                             10.000000           10.857701                 8.58%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.437374           11.340659                 8.65%                   0           2004
Insurance Products Fund -    8.216273            10.437374                27.03%                   0           2003
VIP Equity-Income            10.147800           8.216273                -19.03%                   0           2002
Portfolio: Service Class -   10.962107           10.147800                -7.43%                   0           2001
Q/NQ                         10.000000           10.962107                 9.62%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.049763            6.094135                  0.73%                   0           2004
Insurance Products Fund -    4.670462            6.049763                 29.53%                   0           2003
VIP Growth Portfolio:        6.859489            4.670462                -31.91%                   0           2002
Service Class - Q/NQ         8.548387            6.859489                -19.76%                   0           2001
                             10.000000           8.548387                -14.52%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.266300            8.827289                  6.79%                   0           2004
Insurance Products Fund -    6.673792            8.266300                 23.86%                   0           2003
VIP High Income Portfolio:   6.602512            6.673792                  1.08%                   0           2002
Service Class - Q/NQ         7.683407            6.602512                -14.07%                   0           2001
                             10.000000           7.683407                -23.17%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.890913            7.628811                 10.71%                   0           2004
Insurance Products Fund -    4.932622            6.890913                 39.70%                   0           2003
VIP Overseas Portfolio:      6.348100            4.932622                -22.30%                   0           2002
Service Class - Q/NQ         8.267371            6.348100                -23.22%                   0           2001
                             10.000000           8.267371                -17.33%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.717238           11.865777                10.72%                   0           2004
Insurance Products Fund -    7.669015            10.717238                39.75%                   0           2003
VIP Overseas Portfolio:      10.000000           7.669015                -23.31%                   0           2002*
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            8.612665            9.690489                 12.51%                   0           2004
Insurance Products Fund II   6.878504            8.612665                 25.21%                   0           2003
- VIP Contrafund(R)            7.785144            6.878504                -11.65%                   0           2002
Portfolio: Service Class -   9.107809            7.785144                -14.52%                   0           2001
Q/NQ                         10.000000           9.107809                 -8.92%                 160           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.049647           10.226848                 1.76%                   0           2004
Insurance Products Fund II   10.000000           10.049647                 0.50%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            6.729925            7.028524                  4.44%                   0           2004
Insurance Products Fund      5.320604            6.729925                 26.49%                   0           2003
III - VIP Growth             6.985392            5.320604                -23.83%                   0           2002
Opportunities Portfolio:     8.370642            6.985392                -16.55%                   0           2001
Service Class - Q/NQ         10.000000           8.370642                -16.29%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.368890           12.641681                11.20%                   0           2004
Insurance Products Fund      7.385709            11.368890                53.93%                   0           2003
III - VIP Value Strategies   10.000000           7.385709                -26.14%                   0           2002*
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          12.156178           13.191990                 8.52%                   0           2004
Variable Insurance Trust -   8.758185            12.156178                38.80%                   0           2003
First Horizon Capital        11.033501           8.758185                -20.62%                   0           2002
Appreciation Portfolio -     10.000000           11.033501                10.34%                   0           2001*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          9.243249            9.510722                  2.89%                   0           2004
Variable Insurance Trust -   7.368048            9.243249                 25.45%                   0           2003
First Horizon Core Stock     10.222479           7.368048                -27.92%                   0           2002
Portfolio - Q/NQ             10.000000           10.222479                 2.22%                   0           2001*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton           10.087568           11.697712                15.96%                   0           2004
Variable Insurance           7.801203            10.087568                29.31%                   0           2003
Products Trust - Templeton   10.000000           7.801203                -21.99%                   0           2002*
Securities Fund: Class I -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            13.683354           16.052775                17.32%                   0           2004
International Value Fund:    10.000000           13.683354                36.83%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    11.543218           13.031960                12.90%                   0           2004
Index Fund: Class I - Q/NQ   8.787699            11.543218                31.36%                   0           2003
                             10.636471           8.787699                -17.38%                   0           2002
                             11.049626           10.636471                -3.74%                   0           2001
                             10.000000           11.049626                10.50%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     11.092544           11.913388                 7.40%                   0           2004
Income Bond Fund: Class I    9.299722            11.092544                19.28%                   0           2003
- Q/NQ                       9.235409            9.299722                  0.70%                   0           2002
                             9.085630            9.235409                  1.65%                   0           2001
                             10.000000           9.085630                 -9.14%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.677068           12.576146                17.79%                   0           2004
Emerging Markets Fund:       6.622531            10.677068                61.22%                   0           2003
Class I - Q/NQ               8.008785            6.622531                -17.31%                   0           2002
                             8.660293            8.008785                 -7.52%                   0           2001
                             10.000000           8.660293                -13.40%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.003396           14.139930                17.80%                   0           2004
Emerging Markets Fund:       7.447184            12.003396                61.18%                   0           2003
Class III - Q/NQ             10.000000           7.447184                -25.53%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    12.028882           14.213439                18.16%                   0           2004
Financial Services Fund:     8.716720            12.028882                38.00%                   0           2003
Class III - Q/NQ             10.000000           8.716720                -12.83%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.135833           11.715095                 5.20%                   0           2004
Health Sciences Fund:        8.346160            11.135833                33.42%                   0           2003
Class III - Q/NQ             10.000000           8.346160                -16.54%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    2.824056            2.873687                  1.76%                   0           2004
Technology and               1.864849            2.824056                 51.44%                   0           2003
Communications Fund: Class   3.341300            1.864849                -44.19%                   0           2002
I - Q/NQ                     5.981558            3.341300                -44.14%                   0           2001
                             10.000000           5.981558                -40.18%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.704872           10.889418                 1.72%                   0           2004
Technolgoy and               7.070862            10.704872                51.39%                   0           2003
Communications Fund: Class   10.000000           7.070862                -29.29%                   0           2002*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    9.501881            12.045164                26.77%                   0           2004
Utilities Fund: Class III    7.844324            9.501881                 21.13%                   0           2003
- Q/NQ                       10.000000           7.844324                -21.56%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           12.437327           12.528413                 0.73%                   0           2004
Government Bond Fund:        12.499700           12.437327                -0.50%                   0           2003
Class I - Q/NQ               11.545436           12.499700                 8.27%                   0           2002
                             11.036248           11.545436                 4.61%                   0           2001
                             10.000000           11.036248                10.36%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    4.626703            4.881515                  5.51%                   0           2004
Fund: Class I - Q/NQ         3.572971            4.626703                 29.49%                   0           2003
                             5.138809            3.572971                -30.47%                   0           2002
                             7.331689            5.138809                -29.91%                   0           2001
                             10.000000           7.331689                -26.68%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.267122            6.981397                 11.40%                   0           2004
International Growth Fund:   4.736927            6.267122                 32.30%                   0           2003
Class I - Q/NQ               6.398450            4.736927                -25.97%                   0           2002
                             9.194656            6.398450                -30.41%                   0           2001
                             10.000000           9.194656                 -8.05%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.174050           11.349344                11.55%                   0           2004
International Growth Fund:   7.706402            10.174050                32.02%                   0           2003
Class III - Q/NQ             10.000000           7.706402                -22.94%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.337721           10.553629                 2.09%                   0           2004
Investor Destinations        9.820822            10.337721                 5.26%                   0           2003
Conservative Fund: Class     10.000000           9.820822                 -1.79%                   0           2002*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.450438           10.924249                 4.53%                   0           2004
Investor Destinations        9.422084            10.450438                10.91%                   0           2003
Moderately Conservative      10.000000           9.422084                 -5.78%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.459641           11.176426                 6.85%                   0           2004
Investor Destinations        8.931301            10.459641                17.11%                   0           2003
Moderate Fund: Class II -    10.000000           8.931301                -10.69%                   0           2002*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.487635           11.467953                 9.35%                   0           2004
Investor Destinations        8.489003            10.487635                23.54%                   0           2003
Moderately Aggressive        10.000000           8.489003                -15.11%                   0           2002*
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.472747           11.649202                11.23%                   0           2004
Investor Destinations        8.141111            10.472747                28.64%                   0           2003
Aggressive Fund: Class II    10.000000           8.141111                -18.59%                   0           2002*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   4.362983            4.908895                 12.51%                   0           2004
Growth Fund: Class I - Q/NQ  3.191501            4.362983                 36.71%                   0           2003
                             5.194690            3.191501                -38.56%                   0           2002
                             7.642749            5.194690                -32.03%                   0           2001
                             10.000000           7.642749                -23.57%                 101           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     10.130604           9.962589                 -1.66%                   0           2004
Market Fund: Class I - Q/NQ  10.320468           10.130604                -1.84%                   0           2003
                             10.453036           10.320468                -1.27%                   0           2002
                             10.344284           10.453036                 1.05%                   0           2001
                             10.000000           10.344284                 3.44%                   0           2000
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           8.496599            9.096701                  7.06%                   0           2004
Nationwide Fund: Class I -   6.830502            8.496599                 24.39%                   0           2003
Q/NQ                         8.472584            6.830502                -19.38%                   0           2002
                             9.851191            8.472584                -13.99%                   0           2001
                             10.000000           9.851191                 -1.49%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.060313           12.814788                15.86%                   0           2004
Nationwide Leaders Fund:     9.027303            11.060313                22.52%                   0           2003
Class III - Q/NQ             10.000000           9.027303                 -9.73%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      11.011152           12.078304                 9.69%                   0           2004
Growth Leaders Fund: Class   7.406529            11.011152                48.67%                   0           2003
III - Q/NQ                   10.000000           7.406529                -25.93%                   0           2002*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           6.677724            7.534671                 12.83%                   0           2004
Worldwide Leaders Fund:      5.031076            6.677724                 32.73%                   0           2003
Class I - Q/NQ               6.912779            5.031076                -27.22%                   0           2002
                             8.729715            6.912779                -20.81%                   0           2001
                             10.000000           8.729715                -12.70%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           13.461164           15.188606                12.83%                   0           2004
Worldwide Leaders Fund:      10.000000           13.461164                34.61%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   5.721698            6.330354                 10.64%                   0           2004
Fund: Class I - Q/NQ         4.368354            5.721698                 30.98%                   0           2003
                             6.712914            4.368354                -34.93%                   0           2002
                             7.719496            6.712914                -13.04%                   0           2001
                             10.000000           7.719496                -22.81%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    14.916356           17.068141                14.43%                   0           2004
Fund: Class I - Q/NQ         9.748079            14.916356                53.02%                   0           2003
                             13.720222           9.748079                -28.95%                   0           2002
                             10.966031           13.720222                25.12%                   0           2001
                             10.000000           10.966031                 9.66%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      10.109169           11.737508                16.11%                   0           2004
Fund: Class I - Q/NQ         7.348737            10.109169                37.56%                   0           2003
                             9.112687            7.348737                -19.36%                   0           2002
                             10.014564           9.112687                 -9.01%                   0           2001
                             10.000000           10.014564                 0.15%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        9.046832            9.574594                  5.83%                   0           2004
Balanced Fund: Class I -     7.831749            9.046832                 15.51%                   0           2003
Q/NQ                         9.155957            7.831749                -14.46%                   0           2002
                             9.745414            9.155957                 -6.05%                   0           2001
                             10.000000           9.745414                 -2.55%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         6.818353            7.815310                 14.62%                   0           2004
Comstock Value Fund: Class   5.317842            6.818353                 28.22%                   0           2003
I - Q/NQ                     7.282769            5.317842                -26.98%                   0           2002
                             8.499857            7.282769                -14.32%                   0           2001
                             10.000000           8.499857                -15.00%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   12.076034           12.549903                 3.92%                   0           2004
Sector Bond Fund: Class I    11.041436           12.076034                 9.37%                   0           2003
- Q/NQ                       10.557755           11.041436                 4.58%                   0           2002
                             10.389196           10.557755                 1.62%                   0           2001
                             10.000000           10.389196                 3.89%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.297537                12.98%                   0           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   5.903562            6.793747                 15.08%                   0           2004
Portfolio: Service Shares    5.033303            5.903562                 17.29%                   0           2003
- Q/NQ                       6.137475            5.033303                -17.99%                   0           2002
                             8.050109            6.137475                -23.76%                   0           2001
                             10.000000           8.050109                -19.50%                  42           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         3.238028            3.176568                 -1.90%                   0           2004
Global Technology            2.266074            3.238028                 42.89%                   0           2003
Portfolio: Service Shares    3.932974            2.266074                -42.38%                   0           2002
- Q/NQ                       6.433369            3.932974                -38.87%                   0           2001
                             10.000000           6.433369                -35.67%                  66           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.101053           9.935881                 -1.64%                   0           2004
Global Technology            7.037391            10.101053                43.53%                   0           2003
Portfolio: Service II        10.000000           7.037391                -29.63%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         5.739703            6.645414                 15.78%                   0           2004
International Growth         4.373412            5.739703                 31.24%                   0           2003
Portfolio: Service Shares    6.038949            4.373412                -27.58%                   0           2002
- Q/NQ                       8.086380            6.038949                -25.32%                   0           2001
                             10.000000           8.086380                -19.14%                  36           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.079948           11.672911                15.80%                   0           2004
International Growth         7.679735            10.079948                31.25%                   0           2003
Portfolio: Service II        10.000000           7.679735                -23.20%                   0           2002*
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         12.100319           13.865464                14.59%                   0           2004
Risk-Managed Core            10.000000           12.100319                21.00%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    8.916682            10.073890                12.98%                   0           2004
Management Trust - AMT       6.937086            8.916682                 28.54%                   0           2003
Guardian Portfolio - Q/NQ    9.668868            6.937086                -28.25%                   0           2002
                             10.065012           9.668868                 -3.94%                   0           2001
                             10.000000           10.065012                 0.65%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.934163            9.766286                 -1.69%                   0           2004
Management Trust - AMT       10.000000           9.934163                 -0.66%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    5.225070            5.928296                 13.46%                   0           2004
Management Trust - AMT       4.182171            5.225070                 24.94%                   0           2003
Mid-Cap Growth Portfolio:    6.067668            4.182171                -31.07%                   0           2002
Class I - Q/NQ               8.256079            6.067668                -26.51%                   0           2001
                             10.000000           8.256079                -17.44%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.248434            10.733862                16.06%                   0           2004
Management Trust - AMT       7.017962            9.248434                 31.78%                   0           2003
Partners Portfolio - Q/NQ    9.484304            7.017962                -26.00%                   0           2002
                             10.007041           9.484304                 -5.22%                   0           2001
                             10.000000           10.007041                 0.07%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.198106                11.98%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         4.398280            5.139100                 16.84%                   0           2004
Account Funds -              3.589929            4.398280                 22.52%                   0           2003
Oppenheimer Aggressive       5.096645            3.589929                -29.56%                   0           2002
Growth Fund/VA:              7.602962            5.096645                -32.97%                   0           2001
Non-Service Shares - Q/NQ    10.000000           7.602962                -23.97%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         7.545942            7.871690                  4.32%                   0           2004
Account Funds -              5.907310            7.545942                 27.74%                   0           2003
Oppenheimer Capital          8.279841            5.907310                -28.65%                   0           2002
Appreciation Fund/VA:        9.710610            8.279841                -14.73%                   0           2001
Non-Service Shares - Q/NQ    10.000000           9.710610                 -2.89%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         8.584378            9.978911                 16.25%                   0           2004
Account Funds -              6.152730            8.584378                 39.52%                   0           2003
Oppenheimer Global           8.100548            6.152730                -24.05%                   0           2002
Securities Fund/VA:          9.442049            8.100548                -14.21%                   0           2001
Non-Service Shares - Q/NQ    10.000000           9.442049                 -5.58%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         14.117809           16.415707                16.28%                   0           2004
Account Funds -              10.000000           14.117809                41.18%                   0           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         7.675315            8.195575                  6.78%                   0           2004
Account Funds -              6.208918            7.675315                 23.62%                   0           2003
Oppenheimer Main Street(R)     7.838507            6.208918                -20.79%                   0           2002
Fund/VA: Non-Service         8.945526            7.838507                -12.38%                   0           2001
Shares - Q/NQ                10.000000           8.945526                -10.54%                 156           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      8.706693            10.041011                15.33%                   0           2004
II, Inc.: Investor Class -   6.514362            8.706693                 33.65%                   0           2003
Q/NQ                         9.125641            6.514362                -28.61%                   0           2002
                             9.694097            9.125641                 -5.86%                   0           2001
                             10.000000           9.694097                 -3.06%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                15.554197           16.699895                 7.37%                   0           2004
Institutional Funds, Inc.    12.469872           15.554197                24.73%                   0           2003
- Emerging Markets Debt      11.703713           12.469872                 6.55%                   0           2002
Portfolio: Class I - Q/NQ    10.898529           11.703713                 7.39%                   0           2001
                             10.000000           10.898529                 8.99%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.021302           11.475761                14.51%                   0           2004
Institutional Funds, Inc.    8.062277            10.021302                24.30%                   0           2003
- International Magnum       10.000000           8.062277                -19.38%                   0           2002*
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                5.472662            6.491595                 18.62%                   0           2004
Institutional Funds, Inc.    3.957201            5.472662                 38.30%                   0           2003
- Mid Cap Growth             5.892870            3.957201                -32.85%                   0           2002
Portfolio: Class I- Q/NQ     8.547706            5.892870                -31.06%                   0           2001
                             10.000000           8.547706                -14.52%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                16.857666           22.430057                33.06%                   0           2004
Institutional Funds, Inc.    12.566590           16.857666                34.15%                   0           2003
- U.S. Real Estate           12.984466           12.566590                -3.22%                   0           2002
Portfolio: Class I - Q/NQ    12.119719           12.984466                 7.14%                   0           2001
                             11.697540           12.119719                 3.61%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            7.662880            9.410614                 22.81%                   0           2004
Insurance Trust -            5.094403            7.662880                 50.42%                   0           2003
Worldwide Emerging Markets   5.378584            5.094403                 -5.28%                   0           2002
Fund: Initial Class - Q/NQ   5.616355            5.378584                 -4.23%                   0           2001
                             10.000000           5.616355                -43.84%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.521039                25.21%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            12.601187           15.270997                21.19%                   0           2004
Insurance Trust -            8.921690            12.601187                41.24%                   0           2003
Worldwide Hard Assets        9.412595            8.921690                 -5.22%                   0           2002
Fund: Initial Class - Q/NQ   10.776083           9.412595                -12.65%                   0           2001
                             10.000000           10.776083                 7.76%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.379305                23.79%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   9.441873            10.100868                 6.98%                   0           2004
Funds - Diversified Stock    7.171052            9.441873                 31.67%                   0           2003
Fund: Class A - Q/NQ         9.602696            7.171052                -25.32%                   0           2002
                             9.814187            9.602696                 -2.15%                   0           2001
                             10.000000           9.814187                 -1.86%                   0           2000*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                     Optional Benefits Elected (Total 3.95%)

   (Variable account charges of 3.95% of the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.478179           10.821194                 3.27%                   0           2004
Funds - AIM V.I. Balanced    10.000000           10.478179                 4.78%                   0           2003*
Fund: Series I Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.645580           10.702990                 0.54%                   0           2004
Funds - AIM V.I. Blue Chip   10.000000           10.645580                 6.46%                   0           2003*
Fund: Series I Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.803962           11.064826                 2.41%                   0           2004
Funds - AIM V.I. Capital     10.000000           10.803962                 8.04%                   0           2003*
Appreciation Fund: Series
I Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.776514           11.279264                 4.67%                   0           2004
Funds - AIM V.I. Core        10.000000           10.776514                 7.77%                   0           2003*
Stock Fund: Series I
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance       10.683753           10.854089                 1.59%                   0           2004
Funds - AIM V.I. Premier     10.000000           10.683753                 6.84%                   0           2003*
Equity Fund: Series I
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.968757           11.904527                 8.53%                   0           2004
Portfolios, Inc. -           10.000000           10.968757                 9.69%                   0           2003*
American Century VP Income
& Growth Fund: Class I -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.975555           12.115462                10.39%                   0           2004
Portfolios, Inc. -           10.000000           10.975555                 9.76%                   0           2003*
American Century VP
International Fund: Class
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.975558           12.131971                10.54%                   0           2004
Portfolios, Inc. -           10.000000           10.975558                 9.76%                   0           2003*
American Century VP
International Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    10.580214           11.247299                 6.31%                   0           2004
Portfolios, Inc. -           10.000000           10.580214                 5.80%                   0           2003*
American Century VP Ultra
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    11.049142           12.133993                 9.82%                   0           2004
Portfolios, Inc. -           10.000000           11.049142                10.49%                   0           2003*
American Century VP Value
Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable    9.971667            10.134326                 1.63%                   0           2004
Portfolios II, Inc. -        10.000000           9.971667                 -0.28%                   0           2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      10.859942           11.673494                 7.49%                   0           2004
Funds - BB&T Capital         10.000000           10.859942                 8.60%                   0           2003*
Manager Equity VIF - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      11.038814           12.000010                 8.71%                   0           2004
Funds - BB&T Large Cap       10.000000           11.038814                10.39%                   0           2003*
Value VIF - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      10.675429           10.830853                 1.46%                   0           2004
Funds - BB&T Large Company   10.000000           10.675429                 6.75%                   0           2003*
Growth VIF - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
BB&T Variable Insurance      10.569293           11.897478                12.57%                   0           2004
Funds - BB&T Mid Cap         10.000000           10.569293                 5.69%                   0           2003*
Growth VIF - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.878725           12.328852                13.33%                   0           2004
Global Small Cap Portfolio   10.000000           10.878725                 8.79%                   0           2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        11.218544           12.364119                10.21%                   0           2004
International Focus          10.000000           11.218544                12.19%                   0           2003*
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Credit Suisse Trust -        10.990177           11.753601                 6.95%                   0           2004
Large Cap Value Portfolio    10.000000           10.990177                 9.90%                   0           2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment           11.055269           12.942703                17.07%                   0           2004
Portfolios - Small Cap       10.000000           11.055269                10.55%                   0           2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Dreyfus Socially         10.774891           10.992090                 2.02%                   0           2004
Responsible Growth Fund,     10.000000           10.774891                 7.75%                   0           2003*
Inc.: Initial Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,    10.854168           11.534900                 6.27%                   0           2004
Inc.: Initial Shares - Q/NQ  10.000000           10.854168                 8.54%                   0           2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             10.712816           10.808967                 0.90%                   0           2004
Investment Fund              10.000000           10.712816                 7.13%                   0           2003*
-Appreciation Portfolio:
Initial Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             10.903029           11.660042                 6.94%                   0           2004
Investment Fund -            10.000000           10.903029                 9.03%                   0           2003*
Developing Leaders
Portfolio: Initial Shares-
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable             11.152136           12.856649                15.28%                   0           2004
Investment Fund -            10.000000           11.152136                11.52%                   0           2003*
International Value
Portfolio: Initial Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series   9.908369            9.861486                 -0.47%                   0           2004
- Federated Quality Bond     10.000000           9.908369                 -0.92%                   0           2003*
Fund II: Primary Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.079669           11.853486                 6.98%                   0           2004
Insurance Products Fund -    10.000000           11.079669                10.80%                   0           2003*
VIP Equity-Income
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.782503           10.694558                -0.82%                   0           2004
Insurance Products Fund -    10.000000           10.782503                 7.83%                   0           2003*
VIP Growth Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.427515           10.963993                 5.14%                   0           2004
Insurance Products Fund -    10.000000           10.427515                 4.28%                   0           2003*
VIP High Income Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.288602           12.305317                 9.01%                   0           2004
Insurance Products Fund -    10.000000           11.288602                12.89%                   0           2003*
VIP Overseas Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            11.289618           12.307376                 9.01%                   0           2004
Insurance Products Fund -    10.000000           11.289618                12.90%                   0           2003*
VIP Overseas Portfolio:
Service Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.830147           11.998160                10.78%                   0           2004
Insurance Products Fund II   10.000000           10.830147                 8.30%                   0           2003*
- VIP Contrafund(R)
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            9.965907            9.985691                  0.20%                   0           2004
Insurance Products Fund II   10.000000           9.965907                 -0.34%                   0           2003*
- VIP Investment Grade
Bond Portfolio: Service
Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.765178           11.069975                 2.83%                   0           2004
Insurance Products Fund      10.000000           10.765178                 7.65%                   0           2003*
III - VIP Growth
Opportunities Portfolio:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable            10.999077           12.042450                 9.49%                   0           2004
Insurance Products Fund      10.000000           10.999077                 9.99%                   0           2003*
III - VIP Value Strategies
Portfolio: Service Class -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          10.950197           11.700540                 6.85%                   0           2004
Variable Insurance Trust -   10.000000           10.950197                 9.50%                   0           2003*
First Horizon Capital
Appreciation Portfolio -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Financial Investors          10.696096           10.836436                 1.31%                   0           2004
Variable Insurance Trust -   10.000000           10.696096                 6.96%                   0           2003*
First Horizon Core Stock
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT            11.128261           12.854613                15.51%                   0           2004
International Value Fund:    10.000000           11.128261                11.28%                   0           2003*
Class III - Q/NQ
                             ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                             ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap    10.951467           12.173833                11.16%                   0           2004
Index Fund: Class I - Q/NQ   10.000000           10.951467                 9.51%                   0           2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High     10.406133           11.004388                 5.75%                   0           2004
Income Bond Fund: Class I    10.000000           10.406133                 4.06%                   0           2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.869749           13.766075                15.98%                   0           2004
Emerging Markets Fund:       10.000000           11.869749                18.70%                   0           2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.869135           13.766872                15.99%                   0           2004
Emerging Markets Fund:       10.000000           11.869135                18.69%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.111516           12.927718                16.35%                   0           2004
Financial Services Fund:     10.000000           11.111516                11.12%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.594708           10.974448                 3.58%                   0           2004
Health Sciences Fund:        10.000000           10.594708                 5.95%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.584966           10.605427                 0.19%                   0           2004
Technology and               10.000000           10.584966                 5.85%                   0           2003*
Communications Fund: Class
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    10.579097           10.596048                 0.16%                   0           2004
Technology and               10.000000           10.579097                 5.79%                   0           2003*
Communications Fund: Class
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global    11.164700           13.935684                24.84%                   0           2004
Utilities Fund: Class III    10.000000           11.164700                11.65%                   0           2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           9.843185            9.762819                 -0.82%                   0           2004
Government Bond Fund:        10.000000           9.843185                 -1.57%                   0           2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Growth    10.670030           11.084575                 3.89%                   0           2004
Fund: Class I- Q/NQ          10.000000           10.670030                 6.70%                   0           2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.314552           12.410339                 9.68%                   0           2004
International Growth Fund:   10.000000           11.314552                13.15%                   0           2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           11.314566           12.427603                 9.84%                   0           2004
International Growth Fund:   10.000000           11.314566                 13.15%                  0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.141238           10.193861                 0.52%                   0           2004
Investor Destinations        10.000000           10.141238                 1.41%                   0           2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.348422           10.651306                 2.93%                   0           2004
Investor Destinations        10.000000           10.348422                 3.48%                   0           2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.565405           11.115884                 5.21%                   0           2004
Investor Destinations        10.000000           10.565405                 5.65%                   0           2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.814880           11.644012                 7.67%                   0           2004
Investor Destinations        10.000000           10.814880                 8.15%                   0           2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.974232           12.019393                 9.52%                   0           2004
Investor Destinations        10.000000           10.974232                 9.74%                   0           2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap   10.812654           11.978520                10.78%                   0           2004
Growth Fund: Class I - Q/NQ  10.000000           10.812654                 8.13%                   0           2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money     9.911733            9.597465                  -3.17%                  0           2004
Market Fund: Class I - Q/NQ  10.000000           9.911733                  -0.88%                  0           2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.759298           11.342138                 5.42%                   0           2004
Nationwide Fund: Class I -   10.000000           10.759298                 7.59%                   0           2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.579935           12.069791                 14.08%                  0           2004
Nationwide Leaders Fund:     10.000000           10.579935                 5.80%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.      10.870974           11.741214                 8.01%                   0           2004
Growth Leaders Fund: Class   10.000000           10.870974                 8.71%                   0           2003*
III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.754059           11.947615                 11.10%                  0           2004
Worldwide Leaders Fund:      10.000000           10.754059                 7.54%                   0           2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT           10.766604           11.961537                11.10%                   0           2004
Worldwide Leaders Fund:      10.000000           10.766604                 7.67%                   0           2003*
Class III - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth   10.585805           11.531851                 8.94%                   0           2004
Fund: Class I - Q/NQ         10.000000           10.585805                 5.86%                   0           2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value    11.456256           12.907398                12.67%                   0           2004
Fund: Class I - Q/NQ         10.000000           11.456256                14.56%                   0           2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company      11.004229           12.580378                14.32%                   0           2004
Fund: Class I - Q/NQ         10.000000           11.004229                10.04%                   0           2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT J.P. Morgan GVIT        10.546051           10.989679                 4.21%                   0           2004
Balanced Fund: Class I -     10.000000           10.546051                 5.46%                   0           2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT         10.899337           12.300999                12.86%                   0           2004
Comstock Value Fund: Class   10.000000           10.899337                 8.99%                   0           2003*
I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi   10.182870           10.419748                 2.33%                   0           2004
Sector Bond Fund: Class I    10.000000           10.182870                 1.83%                   0           2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
J.P. Morgan Series Trust     10.000000           11.182422                11.82%                   0           2004*
II - J.P. Morgan Mid Cap
Value Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty   10.623009           12.036965                13.31%                   0           2004
Portfolio: Service Shares    10.000000           10.623009                 6.23%                   0           2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.853357           10.483595                -3.41%                   0           2004
Global Technology            10.000000           10.853357                 8.53%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.835926           10.494788                -3.15%                   0           2004
Global Technology            10.000000           10.835926                 8.36%                   0           2003*
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         11.213596           12.783516                14.00%                   0           2004
International Growth         10.000000           11.213596                12.14%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         11.215445           12.788214                14.02%                   0           2004
International Growth         10.000000           11.215445                12.15%                   0           2003*
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -         10.902584           12.300994                12.83%                   0           2004
Risk-Managed Core            10.000000           10.902584                 9.03%                   0           2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.981733           12.216245                11.24%                   0           2004
Management Trust - AMT       10.000000           10.981733                 9.82%                   0           2003*
Guardian Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    9.919575            9.601985                 -3.20%                   0           2004
Management Trust - AMT       10.000000           9.919575                 -0.80%                   0           2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.879664           12.154159                11.71%                   0           2004
Management Trust - AMT       10.000000           10.879664                 8.80%                   0           2003*
Mid-Cap Growth Portfolio:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.976528           12.543694                14.28%                   0           2004
Management Trust - AMT       10.000000           10.976528                 9.77%                   0           2003*
Partners Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers    10.000000           11.083971                10.84%                   0           2004*
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.180272           11.712128                15.05%                   0           2004
Account Funds -              10.000000           10.180272                 1.80%                   0           2003*
Oppenheimer Aggressive
Growth Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.816685           11.110148                 2.71%                   0           2004
Account Funds -              10.000000           10.816685                 8.17%                   0           2003*
Oppenheimer Capital
Appreciation Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.369014           13.012802                14.46%                   0           2004
Account Funds -              10.000000           11.356483                13.56%                   0           2003*
Oppenheimer Global
Securities Fund/VA:
Non-Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         11.356483           13.001985                14.49%                   0           2004
Account Funds -              10.000000           11.356483                13.56%                   0           2003*
Oppenheimer Global
Securities Fund/VA: Class
3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable         10.806414           11.361558                 5.14%                   0           2004
Account Funds -              10.000000           10.806414                 8.06%                   0           2003*
Oppenheimer Main Street(R)
Fund/VA: Non-Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Strong Opportunity Fund      10.837045           12.305775                13.55%                   0           2004
II, Inc.: Investor Class -   10.000000           10.837045                 8.37%                   0           2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of        Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.504370           11.104708                 5.72%                   0           2004
Institutional Funds, Inc.    10.000000           10.504370                 5.04%                   0           2003*
- Emerging Markets Debt
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.800269           12.614250                16.80%                   0           2004
Institutional Funds, Inc.    10.000000           10.800269                 8.00%                   0           2003*
- Mid Cap Growth
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                10.615667           13.907697                31.01%                   0           2004
Institutional Funds, Inc.    10.000000           10.615667                 6.16%                   0           2003*
- U.S. Real Estate
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            11.622177           14.053549                20.92%                   0           2004
Insurance Trust -            10.000000           11.622177                16.22%                   0           2003*
Worldwide Emerging Markets
Fund: Initial Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.393433                23.93%                   0           2004*
Insurance Trust -
Worldwide Emerging Markets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            11.641812           13.891560                19.32%                   0           2004
Insurance Trust -            10.000000           11.641812                16.42%                   0           2003*
Worldwide Hard Assets
Fund: Initial Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Van Eck Worldwide            10.000000           12.253143                22.53%                   0           2004*
Insurance Trust -
Worldwide Hard Assets
Fund: Class R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Victory Variable Insurance   11.180941           11.777448                 5.34%                   0           2004
Funds - Diversified Stock    10.000000           11.180941                11.81%                   0           2003*
Fund: Class A - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


                   No Optional Benefits Elected (Total 0.95%)

   (Variable account charges of 0.95% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  10.458494                 11.736787            12.22%       1,992,445       2004
Strategy Portfolio - Q/NQ       9.471902                  10.458494            10.42%       1,800,514       2003
                                9.258785                   9.471902             2.30%       1,376,357       2002
                                10.381905                  9.258785           -10.82%         837,616       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.208709                 11.015216             7.90%       1,886,164       2004
Balanced Portfolio - Q/NQ       8.654366                  10.208709            17.96%       1,724,796       2003
                                9.540115                   8.654366            -9.28%       1,418,807       2002
                                10.240525                  9.540115            -6.84%       1,078,990       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   12.128095                 12.479024             2.89%       1,646,666       2004
Portfolio - Q/NQ                11.752610                 12.128095             3.19%       1,722,859       2003
                                10.887834                  7.752610             7.94%       1,546,604       2002
                                10.228323                 10.887834             6.45%       1,024,483       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.766584                   8.428947             8.53%       4,897,600       2004
Equity Portfolio - Q/NQ         6.686505                   7.766584            16.15%       4,966,593       2003
                                8.614083                   6.686505           -22.38%       4,658,236       2002
                                10.220980                  8.614083           -15.72%       3,384,052       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.907726             9.08%         130,922      2004*
Dividend Income Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.161335                   8.351160             2.33%       6,085,193       2004
Growth Portfolio - Q/NQ         6.695716                   8.161335            21.89%       5,729,311       2003
                                8.589350                   6.695716           -22.05%       4,510,709       2002
                                10.123886                  8.589350           -15.16%       3,185,097       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   12.541413                 13.647506             8.82%       1,103,896       2004
Income Portfolio - Q/NQ         10.574579                 12.541413            18.60%       1,010,317       2003
                                10.896533                 10.574579            -2.95%         863,210       2002
                                10.076613                 10.896533             8.14%         539,322       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.840387                   8.853054            12.92%         957,684       2004
International Growth Portfolio  6.337656                   7.840387            23.71%         843,562       2003
- Q/NQ                          7.817619                   6.337656           -18.93%         717,737       2002
                                10.149762                  7.817619           -22.98%         458,817       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.945966            19.46%          70,812      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.704848                 11.780723             0.65%         683,539       2004
Limited-Term Bond Portfolio -   11.455458                 11.704848             2.18%         610,821       2003
Q/NQ                            10.969252                 11.455458             4.43%         310,845       2002
                                10.140592                 10.969252             8.17%         104,229       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.205120            12.05%          23,374      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.276601                 10.249548            -0.26%         357,689       2004
Market Portfolio - Q/NQ         10.321989                 10.276601            -0.44%         300,740       2003
                                10.303622                 10.321989             0.18%         356,275       2002
                                10.042070                 10.303622             2.60%         328,055       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.230793             2.31%          21,733      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.395855            23.96%          44,759      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.236019                   9.483442            15.15%       1,926,229       2004
Science and Technology          6.373690                   8.236019            29.22%       1,721,980       2003
Portfolio - Q/NQ                8.465463                   6.373690           -24.71%       1,319,140       2002
                                9.703241                   8.465463           -12.76%         824,061       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.202000                 11.549477            13.21%       1,994,071       2004
Cap Growth Portfolio - Q/NQ     7.586249                  10.202000            34.48%       1,839,227       2003
                                9.793049                   7.586249           -22.53%       1,582,101       2002
                                10.082446                  9.793049            -2.87%       1,032,484       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.265957            12.66%          76,012      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.863749                 12.342628            13.61%       1,608,538       2004
Portfolio - Q/NQ                8.766516                  10.863749            23.92%       1,372,764       2003
                                10.137650                  8.766516           -13.53%       1,004,512       2002
                                10.000000                 10.137650             1.38%         556,685      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 1.00%)

   (Variable account charges of 1.00% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  10.442245                 11.712648            12.17%          32,224       2004
Strategy Portfolio - Q/NQ       9.461963                  10.442245            10.36%          34,294       2003
                                9.253735                   9.461963             2.25%          38,197       2002
                                10.381508                  9.253735           -10.86%          37,041       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.192830                 10.992522             7.85%          21,416       2004
Balanced Portfolio - Q/NQ       8.645268                  10.192830            17.90%          27,064       2003
                                9.534906                   8.645268            -9.33%          32,470       2002
                                10.240130                  9.534906            -6.89%          34,278       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   12.109223                 12.453317             2.84%          25,884       2004
Portfolio - Q/NQ                11.740262                 12.109223             3.14%          31,895       2003
                                10.881885                 11.740262             7.89%          39,634       2002
                                10.227928                 10.881885             6.39%          35,527       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.754492                   8.411575             8.47%          63,862       2004
Equity Portfolio - Q/NQ         6.679456                   7.754492            16.09%          73,074       2003
                                8.609380                   6.679456           -22.42%          82,973       2002
                                10.220586                  8.609380           -15.76%         104,304       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.904084             9.04%               0      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.148640                   8.333962             2.27%          83,865       2004
Growth Portfolio - Q/NQ         6.688673                   8.148640            21.83%          90,521       2003
                                8.584654                   6.688673           -22.09%          99,653       2002
                                10.123498                  8.584654           -15.20%         106,296       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   12.521924                 13.619419             8.76%           6,909       2004
Income Portfolio - Q/NQ         10.563475                 12.521924            18.54%           8,843       2003
                                10.890582                 10.563475            -3.00%           8,758       2002
                                10.076223                 10.890582             8.08%          10,354       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.828178                   8.834810            12.86%           5,677       2004
International Growth Portfolio  6.330982                   7.828178            23.65%           4,127       2003
- Q/NQ                          7.813349                   6.330982           -18.97%           4,321       2002
                                10.149370                  7.813349           -23.02%           4,639       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.941969            19.42%               0      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.686646                 11.756461             0.60%          13,587       2004
Limited-Term Bond Portfolio -   11.443414                 11.636646             2.13%          14,103       2003
Q/NQ                            10.963253                 11.443414             4.38%          13,580       2002
                                10.140197                 10.963253             8.12%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.201378            12.01%             321      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.260618                 10.228440            -0.31%          16,225       2004
Market Portfolio - Q/NQ         10.311141                 10.260618            -0.49%          19,953       2003
                                10.297992                 10.311141             0.13%           7,631       2002
                                10.041682                 10.297992             2.55%           7,631       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.228662             2.29%             406      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.393272            23.93%             761      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.223192                   9.463888            15.09%           5,913       2004
Science and Technology          6.366977                   8.223192            29.15%           6,107       2003
Portfolio - Q/NQ                8.460827                   6.366977           -24.75%           5,123       2002
                                9.702866                   8.460827           -12.80%           6,860       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.186117                 11.525679            13.15%           9,975       2004
Cap Growth Portfolio - Q/NQ     7.578254                  10.186117            34.41%          11,286       2003
                                9.787685                   7.578254           -22.57%           7,341       2002
                                10.082057                  9.787685            -2.92%           8,127       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.262202            12.62%             314      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.849125                 12.319794            13.56%           4,494       2004
Portfolio - Q/NQ                8.759128                  10.849125            23.86%               0       2003
                                10.134230                  8.759128           -13.57%               0       2002
                                10.000000                 10.134230             1.34%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 1.05%)

   (Variable account charges of 1.05% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  10.425989                 11.688510            12.11%          20,479       2004
Strategy Portfolio - Q/NQ       9.452002                  10.425989            10.30%          24,280       2003
                                9.248676                   9.452002             2.20%          19,128       2002
                                10.381107                  9.248676           -10.91%          14,008       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.176961                 10.969863             7.79%          22,465       2004
Balanced Portfolio - Q/NQ       8.636168                  10.176961            17.84%          25,259       2003
                                9.529691                   8.636168            -9.38%          26,978       2002
                                10.239734                  9.529691            -6.93%          24,598       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   12.090385                 12.427663             2.79%          32,666       2004
Portfolio - Q/NQ                11.727922                 12.090385             3.09%          48,123       2003
                                10.875937                 11.727922             7.83%          45,831       2002
                                10.227532                 10.875937             6.34%          30,641       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.742423                   8.394248             8.42%          65,117       2004
Equity Portfolio - Q/NQ         6.672429                   7.742423            16.04%          84,489       2003
                                8.604664                   6.672429           -22.46%          98,467       2002
                                10.220192                  8.604664           -15.81%          82,696       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.900454             9.00%           3,188      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.135951                   8.316790             2.22%         123,054       2004
Growth Portfolio - Q/NQ         6.681627                   8.135951            21.77%         110,611       2003
                                8.579957                   6.681627           -22.13%         113,961       2002
                                10.123104                  8.579957           -15.24%          95,431       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   12.502442                 13.591374             8.71%          26,727       2004
Income Portfolio - Q/NQ         10.552366                 12.502442            18.48%          29,980       2003
                                10.884629                 10.552366            -3.05%          33,369       2002
                                10.075834                 10.884629             8.03%          29,449       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.816002                   8.816605            12.80%          14,552       2004
International Growth Portfolio  6.324320                   7.816002            23.59%          16,707       2003
- Q/NQ                          7.809063                   6.324320           -19.01%          18,295       2002
                                10.148980                  7.809063           -23.06%          11,637       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.937990            19.38%             534      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.668463                 11.732244             0.55%          18,148       2004
Limited-Term Bond Portfolio -   11.431381                 11.668463             2.07%          16,873       2003
Q/NQ                            10.957260                 11.431381             4.33%           3,944       2002
                                10.139807                 10.957260             8.06%           1,586       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.197635            11.98%             840      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.244654                 10.207368            -0.36%          10,766       2004
Market Portfolio - Q/NQ         10.300303                 10.244654            -0.54%          13,151       2003
                                10.292366                 10.300303             0.08%           9,135       2002
                                10.041294                 10.292366             2.50%           7,471       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.226529             2.27%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.390701            23.91%           3,015      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.210389                   9.444399            15.03%          29,850       2004
Science and Technology          6.360281                   8.210389            29.09%          32,033       2003
Portfolio - Q/NQ                8.456200                   6.360281           -24.79%          30,655       2002
                                9.702490                   8.456200           -12.85%          28,505       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.170256                 11.501914            13.09%          27,791       2004
Cap Growth Portfolio - Q/NQ     7.570268                  10.170256            34.34%          28,865       2003
                                9.782324                   7.570268           -22.61%          33,059       2002
                                10.081665                  9.782324            -2.97%          23,399       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.258438            12.58%           1,297      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.834517                 12.297000            13.50%          31,391       2004
Portfolio - Q/NQ                8.751747                  10.834517            23.80%          13,081       2003
                                10.130815                  8.751747           -13.61%           8,542       2002
                                10.000000                 10.130815             1.31%           3,093      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 1.10%)

   (Variable account charges of 1.10% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  10.409769                 11.664428            12.05%       2,154,659       2004
Strategy Portfolio - Q/NQ       9.442063                  10.409769            10.25%       1,862,006       2003
                                9.243622                   9.442063             2.15%       1,257,090       2002
                                10.380708                  9.243622           -10.95%         609,313       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.161123                 10.947269             7.74%       1,476,341       2004
Balanced Portfolio - Q/NQ       8.627087                  10.161123            17.78%       1,248,173       2003
                                9.524483                   8.627087            -9.42%         874,737       2002
                                10.239342                  9.524483            -6.98%         531,999       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   12.071581                 12.402072             2.74%       1,309,767       2004
Portfolio - Q/NQ                11.715601                 12.071581             3.04%       1,348,283       2003
                                10.870004                 11.715601             7.78%       1,181,231       2002
                                10.227138                 10.870004             6.29%         538,244       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.730355                   8.376933             8.36%       5,131,087       2004
Equity Portfolio - Q/NQ         6.665399                   7.730355            15.98%       5,165,357       2003
                                8.599948                   6.665399           -22.49%       4,157,275       2002
                                10.219800                  8.599948           -15.85%       2,694,842       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.896802             8.97%         120,739      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.123281                   8.299630             2.17%       6,459,736       2004
Growth Portfolio - Q/NQ         6.674589                   8.123281            21.70%       5,823,015       2003
                                8.575259                   6.674589           -22.16%       4,090,593       2002
                                10.122717                  8.575259           -15.29%       2,546,678       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   12.482991                 13.563363             8.65%       1,273,992       2004
Income Portfolio - Q/NQ         10.541269                 12.482991            18.42%       1,146,324       2003
                                10.878681                 10.541269            -3.10%         850,885       2002
                                10.075445                 10.878681             7.97%         489,983       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.803840                   8.798440            12.75%       1,173,156       2004
International Growth Portfolio  6.317666                   7.803840            23.52%       1,048,190       2003
- Q/NQ                          7.804795                   6.317666           -19.05%         677,134       2002
                                10.148588                  7.804795           -23.09%         376,227       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.933995            19.34%         155,041      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.650317                 11.708082             0.50%         629,799       2004
Limited-Term Bond Portfolio -   11.419372                 11.650317             2.02%         619,462       2003
Q/NQ                            10.951278                 11.419372             4.27%         283,872       2002
                                10.139415                 10.951278             8.01%          35,488       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.193892            11.94%          52,666      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.228708                 10.186330            -0.41%         294,308       2004
Market Portfolio - Q/NQ         10.289468                 10.228708            -0.59%         343,105       2003
                                10.286739                 11.289468             0.03%         466,633       2002
                                10.040906                 10.286739             2.45%         170,323       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.224396             2.24%          56,633      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.388114            23.88%         128,620      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.197612                   9.424928            14.97%       2,244,294       2004
Science and Technology          6.353579                   8.197612            29.02%       1,824,272       2003
Portfolio - Q/NQ                8.451569                   6.353579           -24.82%       1,236,136       2002
                                9.702115                   8.451569           -12.89%         687,831       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.154419                 11.478207            13.04%       2,331,047       2004
Cap Growth Portfolio - Q/NQ     7.562291                  10.154419            34.28%       2,010,936       2003
                                9.776967                   7.562291           -22.65%       1,480,678       2002
                                10.081277                  9.776967            -3.02%         742,180       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.254677            12.55%         130,863      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.819919                 12.274232            13.44%       2,312,031       2004
Portfolio - Q/NQ                8.744370                  10.819919            23.74%       1,863,263       2003
                                10.127390                  8.744370           -13.66%       1,224,566       2002
                                10.000000                 10.127390             1.27%         634,971      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 1.15%)

   (Variable account charges of 1.15% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  10.393551                 11.640367            12.00%       1,066,380       2004
Strategy Portfolio - Q/NQ       9.432127                  10.393551            10.19%         871,021       2003
                                9.238561                   9.432127             2.10%         431,826       2002
                                10.380307                  9.238561           -11.00%         114,662       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.145300                 10.924693             7.68%         820,236       2004
Balanced Portfolio - Q/NQ       8.618002                  10.145300            17.72%         667,040       2003
                                9.519267                   8.618002            -9.47%         377,737       2002
                                10.238945                  9.519267            -7.03%         137,993       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   12.052775                 12.376482             2.69%         580,768       2004
Portfolio - Q/NQ                11.703272                 12.052775             2.99%         553,787       2003
                                10.864056                 11.703272             7.72%         328,071       2002
                                10.226743                 10.864056             6.23%         130,184       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.718299                   8.359642             8.31%       1,888,685       2004
Equity Portfolio - Q/NQ         6.658379                   7.718299            15.92%       1,763,006       2003
                                8.595243                   6.658379           -22.53%       1,020,498       2002
                                10.219404                  8.595243           -15.89%         387,391       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.893176             8.93%          58,230      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.110613                   8.282499             2.12%       2,663,482       2004
Growth Portfolio - Q/NQ         6.667554                   8.110613            21.64%       2,177,922       2003
                                8.570560                   6.667554           -22.20%       1,070,286       2002
                                10.122324                  8.570560           -15.33%         382,630       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   12.463553                 13.535400             8.60%         592,943       2004
Income Portfolio - Q/NQ         10.530181                 12.463553            18.36%         467,132       2003
                                10.872733                 10.530181            -3.15%         260,744       2002
                                10.075055                 10.872733             7.92%          62,100       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.791669                   8.780285            12.69%         506,190       2004
International Growth Portfolio  6.311001                   7.791669            23.46%         364,813       2003
- Q/NQ                          7.800511                   6.311001           -19.10%         215,373       2002
                                10.148197                  7.800511           -23.13%          52,081       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.930012            19.30%          66,618      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.632178                 11.683940             0.44%         363,439       2004
Limited-Term Bond Portfolio -   11.407368                 11.632178             1.97%         313,909       2003
Q/NQ                            10.945290                 11.407368             4.22%         110,405       2002
                                10.139024                 10.945290             7.95%          14,600       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.190148            11.90%          13,595      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.212781                 10.165326            -0.46%         110,839       2004
Market Portfolio - Q/NQ         10.278641                 10.212781            -0.64%         169,039       2003
                                10.281111                 10.278641            -0.02%         209,335       2002
                                10.040517                 10.281111             2.40%         155,963       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.222263             2.22%          13,197      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.385543            23.86%          38,757      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.184852                   9.405497            14.91%         792,110       2004
Science and Technology          6.346896                   8.184852            28.96%         631,914       2003
Portfolio - Q/NQ                8.446945                   6.346896           -24.86%         325,264       2002
                                9.701740                   8.446945           -12.93%         100,746       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.138579                 11.454506            12.98%         976,777       2004
Cap Growth Portfolio - Q/NQ     7.554308                  10.138579            34.21%         813,462       2003
                                9.771600                   7.554308           -22.69%         418,064       2002
                                10.080888                  9.771600            -3.07%         122,904       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.250918            12.51%          52,966      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.805331                 12.251481            13.38%         923,806       2004
Portfolio - Q/NQ                8.736990                  10.805331            23.67%         687,105       2003
                                10.123964                  8.736990           -13.70%         361,167       2002
                                10.000000                 10.123964             1.24%         113,983      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 1.20%)

   (Variable account charges of 1.20% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  10.377361                 11.616363            11.94%          76,200       2004
Strategy Portfolio - Q/NQ       9.422201                  10.377361            10.14%          62,965       2003
                                9.233503                   9.422201             2.04%          35,253       2002
                                10.379906                  9.233503           -11.04%          17,538       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.129507                 10.902171             7.63%          47,646       2004
Balanced Portfolio - Q/NQ       8.608933                  10.129507            17.66%          29,717       2003
                                9.514063                   8.608933            -9.51%          21,980       2002
                                10.238551                  9.514063            -7.08%          13,137       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   12.034015                 12.350979             2.63%          49,065       2004
Portfolio - Q/NQ                11.690957                 12.034015             2.93%          42,311       2003
                                10.858121                 11.690957             7.67%          28,738       2002
                                10.226347                 10.858121             6.18%          10,886       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.706275                   8.342395             8.25%         126,691       2004
Equity Portfolio - Q/NQ         6.651356                   7.706275            15.86%         113,306       2003
                                8.590536                   6.651356           -22.57%          88,619       2002
                                10.219013                  8.590536           -15.94%          56,579       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.889524             8.90%           1,442      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.097972                   8.265413             2.07%         173,405       2004
Growth Portfolio - Q/NQ         6.660519                   8.097972            21.58%         151,846       2003
                                8.565867                   6.660519           -22.24%          95,998       2002
                                10.121935                  8.565867           -15.37%          57,268       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   12.444145                 13.507495             8.54%          33,620       2004
Income Portfolio - Q/NQ         10.519093                 12.444145            18.30%          25,765       2003
                                10.866781                 10.519093            -3.20%          10,760       2002
                                10.074666                 10.866781             7.86%           3,997       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.779518                   8.762162            12.63%          33,892       2004
International Growth Portfolio  6.304344                   7.779518            23.40%          34,547       2003
- Q/NQ                          7.796236                   6.304344           -19.14%          17,446       2002
                                10.147803                  7.796236           -23.17%          12,312       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.926028            19.26%           1,864      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.614060                 11.659844             0.39%          26,236       2004
Limited-Term Bond Portfolio -   11.395358                 11.614060             1.92%          10,123       2003
Q/NQ                            10.939304                 11.395358             4.17%           2,781       2002
                                10.138630                 10.939304             7.90%           1,080       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.186397            11.86%           1,609      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.196865                 10.144352            -0.51%           8,784       2004
Market Portfolio - Q/NQ         10.267819                 10.196865            -0.69%          12,136       2003
                                10.275484                 10.267819            -0.07%          42,296       2002
                                10.040129                 10.275484             2.34%          11,926       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.220132             2.20%             536      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.382955            23.83%           1,401      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.172078                   9.386064            14.86%          71,751       2004
Science and Technology          6.340194                   8.172078            28.89%          57,177       2003
Portfolio - Q/NQ                8.442316                   6.340194           -24.90%          38,532       2002
                                9.701363                   8.442316           -12.98%          22,984       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.122782                 11.430870            12.92%          73,091       2004
Cap Growth Portfolio - Q/NQ     7.546353                  10.122782            34.14%          60,843       2003
                                9.766240                   7.546353           -22.73%          41,147       2002
                                10.080492                  9.766240            -3.12%          21,103       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.247156            12.47%           3,074      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.790735                 12.228753            13.33%          57,684       2004
Portfolio - Q/NQ                8.729604                  10.790735            23.61%          38,522       2003
                                10.120543                  8.729604           -13.74%          23,809       2002
                                10.000000                 10.120543             1.21%          10,163      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 1.25%)

   (Variable account charges of 1.25% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  10.361219                 11.592436            11.88%         127,874       2004
Strategy Portfolio - Q/NQ       9.412290                  10.361219            10.08%         122,847       2003
                                9.228454                   9.412290             1.99%          54,481       2002
                                10.379504                  9.228454           -11.09%          19,976       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.113679                 10.879631             7.57%         125,922       2004
Balanced Portfolio - Q/NQ       8.599845                  10.113679            17.60%         117,047       2003
                                9.508841                   8.599845            -9.56%          79,913       2002
                                10.238155                  9.508841            -7.12%          28,779       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   12.015258                 12.325480             2.58%         100,613       2004
Portfolio - Q/NQ                11.678654                 12.015258             2.88%         128,233       2003
                                10.852177                 11.678654             7.62%         123,565       2002
                                10.225952                 10.852177             6.12%          58,871       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.694257                   8.325166             8.20%         331,579       2004
Equity Portfolio - Q/NQ         6.644342                   7.694257            15.80%         351,393       2003
                                8.585833                   6.644342           -22.61%         304,731       2002
                                10.218619                  8.585833           -15.98%         195,893       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.885888             8.86%           2,135      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.085336                   8.248340             2.02%         382,709       2004
Growth Portfolio - Q/NQ         6.653494                   8.085336            21.52%         452,208       2003
                                8.561160                   6.653494           -22.28%         293,202       2002
                                10.121544                  8.561160           -15.42%         158,765       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   12.424751                 13.479624             8.49%         112,265       2004
Income Portfolio - Q/NQ         10.508012                 12.424751            18.24%         115,892       2003
                                10.860827                 10.508012            -3.25%          80,431       2002
                                10.074275                 10.860827             7.81%          39,951       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.767374                   8.744060            12.57%          55,520       2004
International Growth Portfolio  6.297690                   7.767374            23.34%          81,431       2003
- Q/NQ                          7.791956                   6.297690           -19.18%          61,824       2002
                                10.147410                  7.791956           -23.21%          51,987       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.922044            19.22%           6,059      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.595964                 11.635776             0.34%          46,155       2004
Limited-Term Bond Portfolio -   11.383358                 11.595964             1.87%          58,221       2003
Q/NQ                            10.933321                 11.383358             4.12%          16,222       2002
                                10.138239                 10.933321             7.84%           1,004       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.182656            11.83%               0      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.180970                 10.123413            -0.57%          35,665       2004
Market Portfolio - Q/NQ         10.257003                 10.180970            -0.74%          36,734       2003
                                10.269857                 10.257003            -0.13%          44,932       2002
                                10.039740                 10.269857             2.29%          23,328       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.217999             2.18%             884      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.380383            23.80%           3,488      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.159305                   9.366671            14.80%          64,477       2004
Science and Technology          6.333495                   8.159305            28.83%          60,680       2003
Portfolio - Q/NQ                8.437671                   6.333495           -24.94%          49,721       2002
                                9.700987                   8.437671           -13.02%          21,647       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.106971                 11.407238            12.87%         110,535       2004
Cap Growth Portfolio - Q/NQ     7.538379                  10.106971            34.07%         120,896       2003
                                9.760884                   7.538379           -22.77%         117,670       2002
                                10.080103                  9.760884            -3.17%          74,899       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.243395            12.43%           5,800      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.776187                 12.206089            13.27%         134,072       2004
Portfolio - Q/NQ                8.722234                  10.776187            23.55%         116,085       2003
                                10.117119                  8.722234           -13.79%          78,312       2002
                                10.000000                 10.117119             1.17%          53,282      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 1.30%)

   (Variable account charges of 1.30% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  10.345032                 11.568462            11.83%          21,551       2004
Strategy Portfolio - Q/NQ       9.402360                  10.345032            10.03%          19,253       2003
                                9.223403                   9.402360             1.94%           6,622       2002
                                10.379106                  9.223403           -11.13%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.097924                 10.857178             7.52%          13,982       2004
Balanced Portfolio - Q/NQ       8.590781                  10.097924            17.54%          13,426       2003
                                9.503627                   8.590781            -9.61%           5,684       2002
                                10.237759                  9.503627            -7.17%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.996522                 12.300033             2.53%          17,278       2004
Portfolio - Q/NQ                11.666352                 11.996522             2.83%          20,486       2003
                                10.846230                 11.666352             7.56%          14,405       2002
                                10.225557                 10.846230             6.07%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.682232                   8.307945             8.14%          32,492       2004
Equity Portfolio - Q/NQ         6.637318                   7.682232            15.74%          33,102       2003
                                8.581115                   6.637318           -22.65%           3,358       2002
                                10.218225                  8.581115           -16.02%              38       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.882240             8.82%           2,090      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.072716                   8.231292             1.96%          50,298       2004
Growth Portfolio - Q/NQ         6.646466                   8.072716            21.46%          49,634       2003
                                8.556462                   6.646466           -22.32%           5,332       2002
                                10.121153                  8.556462           -15.46%              39       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   12.405382                 13.451793             8.44%          15,068       2004
Income Portfolio - Q/NQ         10.496947                 12.405382            18.18%          11,181       2003
                                10.854883                 10.496950            -3.30%           5,469       2002
                                10.073886                 10.854883             7.75%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.755258                   8.725999            12.52%           3,485       2004
International Growth Portfolio  6.291055                   7.755258            23.27%           3,635       2003
- Q/NQ                          7.787689                   6.291055           -19.22%           3,633       2002
                                10.147018                  7.787689           -23.25%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.918039            19.18%             878      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.577886                 11.611752             0.29%          16,876       2004
Limited-Term Bond Portfolio -   11.371370                 11.577886             1.82%          20,009       2003
Q/NQ                            10.927333                 11.371370             4.06%          13,068       2002
                                10.137846                 10.927333             7.79%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.178915            11.79%           1,027      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.165093                 10.102508            -0.62%           6,328       2004
Market Portfolio - Q/NQ         10.246194                 10.165093            -0.79%           3,495       2003
                                10.264231                 10.246194            -0.18%           3,495       2002
                                10.039351                 10.264231             2.24%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.215868             2.16%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.377794            23.78%           7,176      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.146577                   9.347310            14.74%          15,998       2004
Science and Technology          6.326811                   8.146577            28.76%           4,370       2003
Portfolio - Q/NQ                8.433042                   6.326811           -24.98%             385       2002
                                9.700610                   8.433042           -13.07%              17       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.091222                 11.383699            12.81%           6,237       2004
Cap Growth Portfolio - Q/NQ     7.530437                  10.091222            34.01%           5,899       2003
                                9.755535                   7.530437           -22.81%           2,498       2002
                                10.079712                  9.755535            -3.22%              15       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.239625            12.40%              93      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.761614                 12.183405            13.21%          29,070       2004
Portfolio - Q/NQ                8.714853                  10.761614            23.49%          22,811       2003
                                10.113681                  8.714853           -13.83%           4,867       2002
                                10.000000                 10.113681             1.14%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 1.35%)

   (Variable account charges of 1.35% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  10.328889                 11.544564            11.77%          65,804       2004
Strategy Portfolio - Q/NQ       9.392441                  10.328889             9.97%          66,361       2003
                                9.218335                   9.392441             1.89%          46,390       2002
                                10.378704                  9.218335           -11.18%         586,431       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.082166                 10.834754             7.46%          31,039       2004
Balanced Portfolio - Q/NQ       8.581727                  10.082166            17.48%          30,310       2003
                                9.498424                   8.581727            -9.65%          19,589       2002
                                10.237361                  9.498424            -7.22%         510,012       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.977814                 12.274629             2.48%          26,856       2004
Portfolio - Q/NQ                11.654058                 11.977814             2.78%          34,253       2003
                                10.840295                 11.654058             7.51%          31,661       2002
                                10.225161                 10.840295             6.02%         419,652       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.670241                   8.290791             8.09%         128,496       2004
Equity Portfolio - Q/NQ         6.630316                   7.670241            15.68%         133,798       2003
                                8.576410                   6.630316           -22.69%          78,960       2002
                                10.217829                  8.576410           -16.06%       2,574,783       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.878591             8.79%           2,653      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.060111                   8.214264             1.91%         159,314       2004
Growth Portfolio - Q/NQ         6.639456                   8.060111            21.40%         139,959       2003
                                8.551777                   6.639456           -22.36%          93,704       2002
                                10.120762                  8.551777           -15.50%       1,902,785       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   7.743155                   8.707966            12.46%          22,272       2004
Income Portfolio - Q/NQ         12.386029                 13.424002             8.38%          18,397       2004
                                10.485875                 12.386029            18.12%          17,438       2003
                                10.848937                 10.485875            -3.35%          13,498       2002
                                10.073496                 10.848937             7.70%         310,623       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.743155                   8.707966            12.46%          22,272       2004
International Growth Portfolio  6.284412                   7.743155            23.21%          23,101       2003
- Q/NQ                          7.783412                   6.284412           -19.26%          22,621       2002
                                10.146627                  7.783412           -23.29%         237,495       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.914060            19.14%           1,408      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.559798                 11.587742             0.24%          12,491       2004
Limited-Term Bond Portfolio -   11.359362                 11.559798             1.76%          12,643       2003
Q/NQ                            10.921334                 11.359362             4.01%           7,708       2002
                                10.137451                 10.921334             7.73%         113,641       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.175159            11.75%             493      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.149231                 10.081634            -0.67%          12,499       2004
Market Portfolio - Q/NQ         10.235391                 10.149231            -0.84%           8,149       2003
                                10.285607                 10.235391            -0.23%           7,786       2002
                                10.038962                 10.258607             2.19%         315,039       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.213735             2.14%             673      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.375222            23.75%             862      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.133866                   9.328008            14.68%          56,146       2004
Science and Technology          6.320134                   8.133866            28.70%          46,902       2003
Portfolio - Q/NQ                8.428424                   6.320134           -25.01%          21,332       2002
                                9.700236                   8.428424           -13.11%         511,424       2001
                                                                           -----------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.075450                 11.360146            12.75%          72,323       2004
Cap Growth Portfolio - Q/NQ     7.522476                  10.075450            33.94%          62,602       2003
                                9.750175                   7.522476           -22.85%          45,209       2002
                                10.079320                  9.750175            -3.27%         588,001       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.235863            12.36%             856      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.747082                 12.160795            13.15%          64,050       2004
Portfolio - Q/NQ                8.707493                  10.747082            23.42%          50,815       2003
                                10.110263                  8.707493           -13.87%          39,260       2002
                                10.000000                 10.110263             1.10%         275,388      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 1.40%)

   (Variable account charges of 1.40% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  10.312774                 11.520707            11.71%         563,603       2004
Strategy Portfolio - Q/NQ       9.382539                  10.312774             9.91%         576,271       2003
                                9.213277                   9.382539             1.84%         273,651       2002
                                10.378305                  9.213277           -11.23%         394,885       2001
                                10.000000                 10.378305             3.78%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.066413                 10.812343             7.41%         361,724       2004
Balanced Portfolio - Q/NQ       8.572656                  10.066413            17.42%         355,379       2003
                                9.493209                   8.572656            -9.70%         197,385       2002
                                10.236967                  9.493209            -7.27%         259,790       2001
                                10.000000                 10.236967             2.37%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.959114                 12.249247             2.43%         290,949       2004
Portfolio - Q/NQ                11.641762                 11.959114             2.73%         318,870       2003
                                10.834346                 11.641762             7.45%         262,986       2002
                                10.224762                 10.834346             2.96%         393,182       2001
                                10.000000                 10.224762             2.25%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.658251                   8.273622             8.04%       1,102,291       2004
Equity Portfolio - Q/NQ         6.623314                   7.658251            15.63%       1,135,390       2003
                                8.571702                   6.623314           -22.73%         743,764       2002
                                10.217435                  8.571702           -16.11%       1,782,065       2001
                                10.000000                 10.217435             2.17%               0      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.874951             8.75%           9,032      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.047508                   8.197271             1.86%       1,438,505       2004
Growth Portfolio - Q/NQ         6.632425                   8.047508            21.34%       1,511,819       2003
                                8.547071                   6.632425           -22.40%         743,036       2002
                                10.120370                  8.547071           -15.55%       2,309,196       2001
                                10.000000                 10.120370             1.20%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   12.366698                 13.396264             8.33%         272,779       2004
Income Portfolio - Q/NQ         10.474808                 12.366698            18.06%         268,397       2003
                                10.842987                 10.474808            -3.40%         144,918       2002
                                10.073104                 10.842987             7.64%         178,958       2001
                                10.000000                 10.073104             0.73%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.731058                   8.689963            12.40%         270,275       2004
International Growth Portfolio  6.277773                   7.731058            23.15%         315,704       2003
- Q/NQ                          7.779138                   6.277773           -19.30%         173,284       2002
                                10.146233                  7.779138           -23.33%         470,824       2001
                                10.000000                 10.146233             1.46%               0      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.910063            19.10%          13,921      2004*
International Value Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.541777                 11.563810             0.19%         167,003       2004
Limited-Term Bond Portfolio -   11.347406                 11.541777             1.71%         175,402       2003
Q/NQ                            10.915358                 11.347406             3.96%          61,473       2002
                                10.137060                 10.915358             7.68%          30,939       2001
                                10.000000                 10.137060             1.37%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.171414            11.71%           3,666      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.133385                 10.060792            -0.72%          92,709       2004
Market Portfolio - Q/NQ         10.224593                 10.133385            -0.89%          97,215       2003
                                10.252980                 10.224593            -0.28%         109,529       2002
                                10.038572                 10.252980             2.14%         243,294       2001
                                10.000000                 10.038572             0.39%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.211601             2.12%           7,344      2004*
Mortgage Securities Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.372627            23.73%           6,498      2004*
Estate Securities Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.121139                   9.308682            14.62%         555,420       2004
Science and Technology          6.313444                   8.121139            28.63%         536,626       2003
Portfolio - Q/NQ                8.423783                   6.313444           -25.05%         247,897       2002
                                9.699859                   8.423783           -13.16%         519,628       2001
                                10.000000                  9.699859            -3.00%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.059709                 11.336648             2.69%         541,740       2004
Cap Growth Portfolio - Q/NQ     7.514524                  10.059709            33.87%         559,412       2003
                                9.744819                   7.514524           -22.89%         328,294       2002
                                10.078933                  9.744819            -3.31%         650,315       2001
                                10.000000                 10.078933             0.79%               0      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.232101            12.32%          24,880      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.732552                 12.138190            13.10%         503,043       2004
Portfolio - Q/NQ                8.700123                  10.732552            23.36%         489,251       2003
                                10.106838                  8.700123           -13.92%         216,118       2002
                                10.000000                 10.106838             1.07%         183,258      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 1.45%)

   (Variable account charges of 1.45% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  10.296657                 11.496881            11.66%         230,563       2004
Strategy Portfolio - Q/NQ       9.372630                  10.296657             9.86%         154,427       2003
                                9.208222                   9.372630             1.79%          74,008       2002
                                10.377903                  9.208222           -11.27%          73,171       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.050697                 10.789981             7.36%         118,193       2004
Balanced Portfolio - Q/NQ       8.563602                  10.050697            17.37%          62,285       2003
                                9.487997                   8.563602            -9.74%          21,655       2002
                                10.236570                  9.487997            -7.31%          68,230       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.940445                 12.223940             2.37%          50,243       2004
Portfolio - Q/NQ                11.629479                 11.940445             2.67%          37,575       2003
                                10.828402                 11.629479             7.40%          21,548       2002
                                10.224366                 10.828402             5.91%          32,508       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.646288                   8.256513             7.98%         391,760       2004
Equity Portfolio - Q/NQ         6.616314                   7.646288            15.57%         248,031       2003
                                8.566990                   6.616314           -22.77%         102,848       2002
                                10.217039                  8.566990           -16.15%         225,573       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.871306             8.71%          11,055      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.034930                   8.180318             1.81%         688,484       2004
Growth Portfolio - Q/NQ         6.625416                   8.034930            21.27%         414,989       2003
                                8.542373                   6.625416           -22.44%         142,115       2002
                                10.119978                  8.542373           -15.59%         248,828       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   12.347382                 13.368558             8.27%          40,470       2004
Income Portfolio - Q/NQ         10.463756                 12.347382            18.00%          40,293       2003
                                10.837039                 10.463756            -3.44%          29,934       2002
                                10.072713                 10.837039             7.59%          32,297       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.718954                   8.671951            12.35%          58,706       2004
International Growth Portfolio  6.271125                   7.718954            23.09%          66,115       2003
- Q/NQ                          7.774856                   6.271125           -19.34%          37,839       2002
                                10.145837                  7.774856           -23.37%          27,142       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.906078            19.06%           1,191      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.523730                 11.539882             0.14%          92,605       2004
Limited-Term Bond Portfolio -   11.335411                 11.523730             1.66%          79,314       2003
Q/NQ                            10.909363                 11.335411             3.91%          31,415       2002
                                10.136668                 10.909363             7.62%          15,053       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.167678            11.68%               0      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.117557                 10.039984            -0.77%          61,967       2004
Market Portfolio - Q/NQ         10.213802                 10.117557            -0.94%          63,801       2003
                                10.247355                 10.213802            -0.33%          75,905       2002
                                10.038183                 10.247355             2.08%          51,072       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.209462             2.09%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.370048            23.70%             984      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.108459                   9.289450            14.56%          52,273       2004
Science and Technology          6.306771                   8.108459            28.57%          41,078       2003
Portfolio - Q/NQ                8.419157                   6.306771           -25.09%          31,691       2002
                                9.699482                   8.419157           -13.20%          27,027       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.043977                 11.313193            12.64%          71,192       2004
Cap Growth Portfolio - Q/NQ     7.506576                  10.043977            33.80%          73,986       2003
                                9.739457                   7.506576           -22.93%          74,168       2002
                                10.078539                  9.739457            -3.36%          60,970       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.228330            12.28%           8,559      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.718013                 12.115610            13.04%         273,833       2004
Portfolio - Q/NQ                8.692748                  10.718013            23.30%         170,646       2003
                                10.103405                  8.692748           -13.96%         118,089       2002
                                10.000000                 10.103405             1.03%          70,929      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 1.50%)

   (Variable account charges of 1.50% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  10.280579                 11.473102            11.60%          66,135       2004
Strategy Portfolio - Q/NQ       9.362748                  10.280579             9.80%          81,382       2003
                                9.203179                   9.362748             1.73%          38,015       2002
                                10.377501                  9.203179           -11.32%         324,401       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.035002                 10.767675             7.30%          34,581       2004
Balanced Portfolio - Q/NQ       8.554572                  10.035002            17.31%          32,592       2003
                                9.482793                   8.554572            -9.79%          21,474       2002
                                10.236174                  9.482793            -7.36%         299,019       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.921763                 12.198612             2.32%          55,336     20042003
Portfolio - Q/NQ                11.617196                 11.921763             2.62%          76,609       2002
                                10.822462                 11.617196             7.34%          85,632       2001
                                10.223971                 10.822462             5.85%         251,040
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.634327                   8.239415             7.93%         118,269       2004
Equity Portfolio - Q/NQ         6.609314                   7.634327            15.51%         133,486       2003
                                8.562283                   6.609314           -22.81%         115,557       2002
                                10.216643                  8.562283           -16.19%       1,654,639       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.867659             8.68%           8,333      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.022368                   8.163384             1.76%         181,388       2004
Growth Portfolio - Q/NQ         6.618408                   8.022368            21.21%         166,073       2003
                                8.537676                   6.618408           -22.48%         147,763       2002
                                10.119589                  8.537676           -15.63%       1,755,955       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   12.328074                 13.340888             8.22%          32,300       2004
Income Portfolio - Q/NQ         10.452697                 12.328074            17.94%          18,506       2003
                                10.831082                 10.452697            -3.49%          18,873       2002
                                10.072322                 10.831082             7.53%         161,932       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.706898                   8.654037            12.29%          32,359       2004
International Growth Portfolio  6.264502                   7.706898            23.02%          27,205       2003
- Q/NQ                          7.770582                   6.264502           -19.38%          24,991       2002
                                10.145446                  7.770582           -23.41%         236,747       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.902082            19.02%           2,088      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.505726                 11.516005             0.09%          23,559       2004
Limited-Term Bond Portfolio -   11.323446                 11.505726             1.61%          31,910       2003
Q/NQ                            10.903376                 11.323446             3.85%          22,347       2002
                                10.136272                 10.903376             7.57%          10,756       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.163927            11.64%               0      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.101743                 10.019205            -0.82%           5,732       2004
Market Portfolio - Q/NQ         10.203015                 10.101743            -0.99%           5,882       2003
                                10.241731                 10.203015            -0.38%           5,677       2002
                                10.037793                 10.241731             2.03%         265,566       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.207325             2.07%           3,464      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.367457            23.67%           9,262      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.095779                   9.270213            14.51%          74,297       2004
Science and Technology          6.300111                   8.095779            28.50%          54,382       2003
Portfolio - Q/NQ                8.414529                   6.300111           -25.13%          27,948       2002
                                9.699104                   8.414529           -13.24%         456,280       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.028290                 11.289793            12.58%          69,487       2004
Cap Growth Portfolio - Q/NQ     7.498648                  10.028290            33.73%          63,239       2003
                                9.734109                   7.498648           -22.97%          66,986       2002
                                10.078146                  9.734109            -3.41%         573,395       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.224568            12.25%           9,015      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.703514                 12.093087            12.98%          72,104       2004
Portfolio - Q/NQ                8.685384                  10.703514            23.24%          55,848       2003
                                10.099976                  8.685384           -14.01%          38,959       2002
                                10.000000                 10.099976             1.00%         258,648      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 1.55%)

   (Variable account charges of 1.55% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  10.264485                 11.449328            11.54%         435,400       2004
Strategy Portfolio - Q/NQ       9.352833                  10.264485             9.75%         409,983       2003
                                9.198114                   9.352833             1.68%         168,658       2002
                                10.377101                  9.198114           -11.36%          58,720       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.019302                 10.745373             7.25%          93,623       2004
Balanced Portfolio - Q/NQ       8.545521                  10.019302            17.25%          83,783       2003
                                9.477581                   8.545521            -9.83%          27,505       2002
                                10.235775                  9.477581            -7.41%          87,580       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.903141                 12.173379             2.27%          94,525       2004
Portfolio - Q/NQ                11.604934                 11.903141             2.57%         113,401       2003
                                10.816517                 11.604934             7.29%          68,253       2002
                                10.223571                 10.816517             5.80%          42,987       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.622379                   8.222360             7.87%         547,988       2004
Equity Portfolio - Q/NQ         6.602317                   7.622379            15.45%         563,647       2003
                                8.557576                   6.602317           -22.85%         297,441       2002
                                10.216249                  8.557576           -16.24%         327,002       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.864005             8.64%          39,174      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.009816                   8.146470             1.71%         794,940       2004
Growth Portfolio - Q/NQ         6.611407                   8.009816            21.15%         762,017       2003
                                8.532982                   6.611407           -22.52%         359,989       2002
                                10.119196                  8.532982           -15.68%         271,287       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   12.308833                 13.313316             8.16%         118,448       2004
Income Portfolio - Q/NQ         10.441672                 12.308833            17.88%         104,500       2003
                                10.825141                 10.441672            -3.54%          39,027       2002
                                10.071931                 10.825141             7.48%          51,058       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.694835                   8.636102            12.23%          75,280       2004
International Growth Portfolio  6.257871                   7.694835            22.96%          72,050       2003
- Q/NQ                          7.766304                   6.257871           -19.42%          42,700       2002
                                10.145052                  7.766304           -23.45%          45,754       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.898088            18.98%          22,295      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.487743                 11.492174             0.04%          54,825       2004
Limited-Term Bond Portfolio -   11.311485                 11.487743             1.56%          51,538       2003
Q/NQ                            10.897387                 11.311485             3.80%          25,691       2002
                                10.135881                 10.897387             7.51%          14,069       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.160177            11.60%           1,654      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.085948                  9.998460            -0.87%          31,833       2004
Market Portfolio - Q/NQ         10.192234                 10.085948            -1.04%          40,083       2003
                                10.236105                 10.192234            -0.43%          12,701       2002
                                10.037403                 10.236105             1.98%         150,799       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.205190             2.05%           3,726      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.364878            23.65%           5,356      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.083109                   9.251010            14.45%         325,299       2004
Science and Technology          6.293443                   8.083109            28.44%         296,226       2003
Portfolio - Q/NQ                8.409895                   6.293443           -25.17%         137,679       2002
                                9.698729                   8.409895           -13.29%          89,037       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.012579                 11.266380            12.52%         197,818       2004
Cap Growth Portfolio - Q/NQ     7.490696                  10.012579            33.67%         182,410       2003
                                9.728740                   7.490696           -23.00%          99,246       2002
                                10.077754                  9.728740            -3.46%          75,869       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.220796            12.21%          11,965      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.689043                 12.070611            12.93%         286,167       2004
Portfolio - Q/NQ                8.678037                  10.689043            23.17%         221,816       2003
                                10.096554                  8.678037           -14.05%         120,417       2002
                                10.000000                 10.096554             0.97%          24,483      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 1.60%)

   (Variable account charges of 1.60% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  10.248442                 11.425632            11.49%         358,715       2004
Strategy Portfolio - Q/NQ       9.342962                  10.248442             9.69%         261,209       2003
                                9.193065                   9.342962             1.63%          86,123       2002
                                10.376699                  9.193065           -11.41%             964       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.003605                 10.723092             7.19%         165,908       2004
Balanced Portfolio - Q/NQ       8.536467                  10.003605            17.19%         141,797       2003
                                9.472364                   8.536467            -9.88%          75,389       2002
                                10.235381                  9.472364            -7.45%           3,183       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.884520                 12.148163             2.22%         121,440       2004
Portfolio - Q/NQ                11.592659                 11.884520             2.52%         143,656       2003
                                10.810574                 11.592659             7.23%         105,584       2002
                                10.223176                 10.810574             5.75%           6,819       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.610450                   8.205310             7.82%         775,118       2004
Equity Portfolio - Q/NQ         6.595336                   7.610450            15.39%         683,930       2003
                                8.552871                   6.595336           -22.89%         491,132       2002
                                10.215853                  8.552871           -16.28%         202,082       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.860359             8.60%           5,015      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.997295                   8.129616             1.65%       1,035,863       2004
Growth Portfolio - Q/NQ         6.604414                   7.997295            21.09%         988,375       2003
                                8.528287                   6.604414           -22.56%         472,332       2002
                                10.118802                  8.528287           -15.72%         182,002       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   12.289581                 13.285735             8.11%          84,382       2004
Income Portfolio - Q/NQ         10.430630                 12.289581            17.82%          87,114       2003
                                10.819198                 10.430630            -3.59%          72,679       2002
                                10.071541                 10.819198             7.42%          11,636       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.682777                   8.618184            12.18%         308,375       2004
International Growth Portfolio  6.251248                   7.682777            22.90%         356,391       2003
- Q/NQ                          7.762028                   6.251248           -19.46%         266,552       2002
                                10.144657                  7.762028           -23.49%         107,276       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.894092            18.94%           5,934      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.469798                 11.468390            -0.01%         144,212       2004
Limited-Term Bond Portfolio -   11.299556                 11.469798             1.51%         164,743       2003
Q/NQ                            10.891410                 11.299556             3.75%          53,015       2002
                                10.135487                 10.891410             7.46%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.156430            11.56%           3,377      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.070167                  9.977747            -0.92%          61,752       2004
Market Portfolio - Q/NQ         10.181460                 10.070167            -1.09%          94,602       2003
                                10.230478                 10.181460            -0.48%          37,650       2002
                                10.037013                 10.230478             1.93%          35,333       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.203049             2.03%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.362288            23.62%           5,108      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.070439                   9.231828            14.39%         462,135       2004
Science and Technology          6.286765                   8.070439            28.37%         418,200       2003
Portfolio - Q/NQ                8.405267                   6.286765           -25.20%         272,265       2002
                                9.698352                   8.405267           -13.33%         111,749       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  9.996902                  11.243042            12.47%         420,856       2004
Cap Growth Portfolio - Q/NQ     7.482762                   9.996902            33.60%         462,270       2003
                                9.723384                   7.482762           -23.04%         428,392       2002
                                10.077364                  9.723384            -3.51%         178,448       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.217033            12.17%           9,147      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.674555                 12.048126            12.87%         450,891       2004
Portfolio - Q/NQ                8.670678                  10.674555            23.11%         388,849       2003
                                10.093129                  8.670678           -14.09%         197,728       2002
                                10.000000                 10.093129             0.93%          50,589      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 1.65%)

   (Variable account charges of 1.65% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  10.232375                 11.401921            11.43%          80,449       2004
Strategy Portfolio - Q/NQ       9.333060                  10.232375             9.64%          29,042       2003
                                9.188001                   9.333060             1.58%          16,100       2002
                                10.376296                  9.188001           -11.45%           9,291       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        9.987963                  10.700889             7.14%          80,159       2004
Balanced Portfolio - Q/NQ       8.527445                   9.987963            17.13%          26,917       2003
                                9.467156                   8.527445            -9.93%           4,406       2002
                                10.234981                  9.467156            -7.50%           4,106       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.865931                 12.122999             2.17%          28,557       2004
Portfolio - Q/NQ                11.580409                 11.865931             2.47%          23,021       2003
                                10.804637                 11.580409             7.18%          11,940       2002
                                10.222778                 10.804637             5.69%           9,465       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.598516                   8.188281             7.76%         284,759       2004
Equity Portfolio - Q/NQ         6.588340                   7.598516            15.33%         171,391       2003
                                8.548156                   6.588340           -22.93%          28,398       2002
                                10.215459                  8.548156           -16.32%          21,937       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.856710             8.57%           8,849      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.984761                   8.112732             1.60%         425,813       2004
Growth Portfolio - Q/NQ         6.597419                   7.984761            21.03%         217,977       2003
                                8.523596                   6.597416           -22.60%          40,779       2002
                                10.118412                  8.523596           -15.76%          21,575       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   12.270338                 13.258190             8.05%           8,821       2004
Income Portfolio - Q/NQ         10.419593                 12.270338            17.76%           9,523       2003
                                10.813239                 10.419593            -3.64%           6,367       2002
                                10.071148                 10.813239             7.37%           1,483       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.670770                   8.600337            12.12%          18,227       2004
International Growth Portfolio  6.244630                   7.670770            22.84%          15,812       2003
- Q/NQ                          7.757760                    6.24463           -19.50%           7,865       2002
                                10.144267                  7.757760           -23.53%           6,956       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.890094            18.90%             932      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.451831                 11.444612            -0.06%          21,463       2004
Limited-Term Bond Portfolio -   11.287606                 11.451831             1.45%          10,936       2003
Q/NQ                            10.885429                 11.287606             3.69%           6,504       2002
                                10.135094                 10.885429             7.40%           6,370       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.152675            11.53%               0      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.054405                  9.957068            -0.97%           5,183       2004
Market Portfolio - Q/NQ         10.170692                 10.054405            -1.14%           3,105       2003
                                10.224856                 10.170692            -0.53%           1,200       2002
                                10.036623                 10.224856             1.88%           6,064       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.200913             2.01%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.359706            23.60%               0      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.057817                   9.212702            14.33%          32,820       2004
Science and Technology          6.280120                   8.057817            28.31%          26,717       2003
Portfolio - Q/NQ                8.400646                   6.280120           -25.24%           8,758       2002
                                9.697972                   8.400646           -13.38%          10,052       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  9.981231                  11.219695            12.41%          32,788       2004
Cap Growth Portfolio - Q/NQ     7.474828                   9.981231            33.53%          29,100       2003
                                9.718031                   7.474828           -23.08%          14,987       2002
                                10.076969                  9.718031            -3.56%          12,012       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.213262            12.13%             624      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.660084                 12.025678            12.81%         118,968       2004
Portfolio - Q/NQ                8.663319                  10.660084            23.05%          40,145       2003
                                10.089696                  8.663319           -14.14%          11,119       2002
                                10.000000                 10.089696             0.90%           3,701      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 1.70%)

   (Variable account charges of 1.70% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  10.216357                 11.378295            11.37%          10,387       2004
Strategy Portfolio - Q/NQ       9.323181                  10.216357             9.58%           7,919       2003
                                9.182946                   9.323181             1.53%           5,329       2002
                                10.375893                  9.182946           -11.50%           4,825       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        9.972315                  10.678678             7.08%             823       2004
Balanced Portfolio - Q/NQ       8.518415                   9.972315            17.07%              73       2003
                                9.461947                   8.518415            -9.97%               0       2002
                                10.234586                  9.461947            -7.55%           2,695       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.847341                 12.097853             2.11%           7,362       2004
Portfolio - Q/NQ                11.568155                 11.847341             2.41%          19,907       2003
                                10.798693                 11.568155             7.13%          20,922       2002
                                10.222381                 10.798693             5.64%           2,555       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.586615                   8.171308             7.71%          19,635       2004
Equity Portfolio - Q/NQ         6.581369                   7.586615            15.27%          15,695       2003
                                8.543459                   6.581369           -22.97%          10,672       2002
                                10.215063                  8.543459           -16.36%          31,978       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.853055             8.53%             869      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.972240                   8.095891             1.55%          35,300       2004
Growth Portfolio - Q/NQ         6.590424                   7.972240            20.97%          27,189       2003
                                8.518902                   6.590424           -22.64%          16,650       2002
                                10.118020                  8.518902           -15.80%          20,919       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   12.251129                 13.230708             8.00%           3,159       2004
Income Portfolio - Q/NQ         10.408568                 12.251129            17.70%             306       2003
                                10.807291                 10.408568            -3.69%             518       2002
                                10.070760                 10.807291             7.31%             825       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.658736                   8.582491            12.06%           9,278       2004
International Growth Portfolio  6.238005                   7.658736            22.78%           6,823       2003
- Q/NQ                          7.753477                   6.238005           -19.55%           2,733       2002
                                10.143870                  7.753477           -23.56%          10,172       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.886106            18.86%               0      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.433913                 11.420897            -0.11%           1,189       2004
Limited-Term Bond Portfolio -   11.275663                 11.433913             1.40%           4,627       2003
Q/NQ                            10.879451                 11.275663             3.64%           3,472       2002
                                10.134702                 10.879451             7.35%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.148934            11.49%             696      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.038665                  9.936424            -1.02%           1,434       2004
Market Portfolio - Q/NQ         10.159933                 10.038665            -1.19%           1,558       2003
                                10.219232                 10.159933            -0.58%          14,738       2002
                                10.036232                 10.219232             1.82%             718       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.198772             1.99%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.357120            23.57%              79      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.045180                   9.193564            14.27%          13,056       2004
Science and Technology          6.273457                   8.045180            28.24%           8,179       2003
Portfolio - Q/NQ                8.396010                   6.273457           -25.28%           4,272       2002
                                9.697594                   8.396010           -13.42%           8,704       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  9.965598                  11.196441            12.35%          11,945       2004
Cap Growth Portfolio - Q/NQ     7.466909                   9.965598            33.46%           9,103       2003
                                9.712673                   7.466909           -23.12%           7,025       2002
                                10.076578                  9.712673            -3.61%          16,130       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.209485            12.09%             187      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.645628                 12.003276            12.75%           7,149       2004
Portfolio - Q/NQ                8.655972                  10.645628            22.99%           4,779       2003
                                10.086266                  8.655972           -14.18%           1,272       2002
                                10.000000                 10.086266             0.86%           3,196      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 1.75%)

   (Variable account charges of 1.75% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  10.200337                 11.354672            11.32%           4,659       2004
Strategy Portfolio - Q/NQ       9.313310                  10.200337             9.52%           2,178       2003
                                9.177891                   9.313310             1.48%           2,088       2002
                                10.375491                  9.177891           -11.54%           4,238       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        9.956696                  10.656532             7.03%           7,985       2004
Balanced Portfolio - Q/NQ       8.509395                   9.956696            17.01%           4,185       2003
                                9.456739                   8.509395           -10.02%           4,093       2002
                                10.234189                  9.546739            -7.60%           5,520       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.828774                 12.072760             2.06%           4,043       2004
Portfolio - Q/NQ                11.555910                 11.828774             2.36%             331       2003
                                10.792757                 11.555910             7.07%             448       2002
                                10.221984                 10.792757             5.58%           3,913       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.574721                   8.154339             7.65%          12,438       2004
Equity Portfolio - Q/NQ         6.574382                   7.574721            15.22%           9,101       2003
                                8.538740                   6.574382           -23.01%           5,997       2002
                                10.214664                  8.538740           -16.41%          11,319       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.849412             8.49%               0      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.959739                   8.079089             1.50%          28,726       2004
Growth Portfolio - Q/NQ         6.583431                   7.959739            20.91%          25,232       2003
                                8.514201                   6.583431           -22.68%          17,998       2002
                                10.117627                  8.514201           -15.85%          16,263       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   12.231922                 13.203257             7.94%             179       2004
Income Portfolio - Q/NQ         10.397530                 12.231922            17.64%             179       2003
                                10.801340                 10.397530            -3.74%             268       2002
                                10.070364                 10.801340             7.26%           1,219       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.646706                   8.564653            12.00%             539       2004
International Growth Portfolio  6.231384                   7.646706            22.71%             568       2003
- Q/NQ                          7.749199                   6.231384           -19.59%             469       2002
                                10.143475                  7.749199           -23.60%             558       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.882106            18.82%               0      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.416001                 11.397203            -0.16%           2,784       2004
Limited-Term Bond Portfolio -   11.263738                 11.416001             1.35%             210       2003
Q/NQ                            10.873469                 11.263738             3.59%               0       2002
                                10.134308                 10.873469             7.29%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.145161            11.45%               0      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.022932                  9.915806            -1.07%           1,106       2004
Market Portfolio - Q/NQ         10.149172                 10.022932            -1.24%           1,038       2003
                                10.213606                 10.149172            -0.63%             838       2002
                                10.035842                 10.213606             1.77%           1,584       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.196629             1.97%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.354526            23.55%               0      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.032584                   9.174517            14.22%           4,082       2004
Science and Technology          6.266813                   8.032584            28.18%           4,082       2003
Portfolio - Q/NQ                8.391394                   6.266813           -25.32%           3,967       2002
                                9.697219                   8.391394           -13.47%           4,484       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  9.949969                  11.173187            12.29%           1,829       2004
Cap Growth Portfolio - Q/NQ     7.458986                   9.949969            33.40%           1,802       2003
                                9.707317                   7.458986           -23.16%           2,368       2002
                                10.076184                  9.707317            -3.66%           3,578       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.205722            12.06%               0      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.631170                 11.980875            12.70%           6,215       2004
Portfolio - Q/NQ                8.648608                  10.631170            22.92%           5,635       2003
                                10.082827                  8.648608           -14.22%           2,986       2002
                                10.000000                 10.082827             0.83%           8,019      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 1.80%)

   (Variable account charges of 1.80% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  10.184374                 11.331137            11.26%           9,149       2004
Strategy Portfolio - Q/NQ       9.303459                  10.184374             9.47%           7,171       2003
                                9.172845                   9.303459             1.42%             825       2002
                                10.375088                  9.172845           -11.59%          65,148       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        9.941075                  10.634409             6.97%           8,085       2004
Balanced Portfolio - Q/NQ       8.500373                   9.941075            16.95%           1,861       2003
                                9.451524                   8.500373           -10.06%           1,383       2002
                                10.233790                  9.451524            -7.64%          43,958       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.810247                 12.047708             2.01%           7,276       2004
Portfolio - Q/NQ                11.543683                 11.810247             2.31%           7,075       2003
                                10.786820                 11.543683             7.02%           2,195       2002
                                10.221589                 10.786820             5.53%          60,883       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.562827                   8.137392             7.60%          33,034       2004
Equity Portfolio - Q/NQ         6.567410                   7.562827            15.16%          17,910       2003
                                8.534039                   6.567410           -23.04%          11,637       2002
                                10.214270                  8.534039           -16.45%         156,691       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.845761             8.46%               0      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.947249                   8.062303             1.45%          36,268       2004
Growth Portfolio - Q/NQ         6.576449                   7.947249            20.84%          17,113       2003
                                8.509507                   6.576449           -22.72%           6,749       2002
                                10.117234                  8.509507           -15.89%         105,717       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   12.212773                 13.175880             7.89%           6,383       2004
Income Portfolio - Q/NQ         10.386539                 12.212773            17.58%           5,903       2003
                                10.795404                 10.386539            -3.79%             629       2002
                                10.069972                 10.795404             7.20%          17,649       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.634714                   8.546859            11.95%           4,666       2004
International Growth Portfolio  6.224770                   7.634714            22.65%           4,984       2003
- Q/NQ                          7.744924                   6.224770           -19.63%           1,412       2002
                                10.143081                  7.744924           -23.64%          15,449       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.878109            18.78%               0      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.398104                 11.373546            -0.22%           3,815       2004
Limited-Term Bond Portfolio -   11.251798                 11.398104             1.30%           3,124       2003
Q/NQ                            10.867472                 11.251798             3.54%             871       2002
                                10.133910                 10.867472             7.24%           7,564       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.141414            11.41%               0      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.007222                  9.895226            -1.12%             912       2004
Market Portfolio - Q/NQ         10.138425                 10.007222            -1.29%             766       2003
                                10.207985                 10.138425            -0.68%           7,285       2002
                                10.035451                 10.207985             1.72%          20,861       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.194486             1.94%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.351936            23.52%               0      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.019969                   9.155443            14.16%          10,614       2004
Science and Technology          6.260157                   8.019969            28.11%           9,641       2003
Portfolio - Q/NQ                8.386760                   6.260157           -25.36%           3,648       2002
                                9.696839                   8.386760           -13.51%          33,018       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  9.934358                  11.149982            12.24%           9,328       2004
Cap Growth Portfolio - Q/NQ     7.451065                   9.934358            33.33%           8,407       2003
                                9.701957                   7.451065           -23.20%           4,372       2002
                                10.075790                  9.701957            -3.71%          46,453       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.201949            12.02%               0      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.616751                 11.958537            12.64%          13,113       2004
Portfolio - Q/NQ                8.641266                  10.616751            22.86%           5,817       2003
                                10.079400                  8.641266           -14.27%           1,549       2002
                                10.000000                 10.079400             0.79%          27,944      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 1.85%)

   (Variable account charges of 1.85% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                   Value at End of      Value at End of      Change in     Accumulation
                                       Period                Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset         10.168407          11.307615            11.20%          17,279       2004
Strategy Portfolio - Q/NQ               9.293602          10.168407             9.41%          14,979       2003
                                        9.167790           9.293602             1.37%           9,380       2002
                                       10.374687           9.167790           -11.63%           1,754       2001
                                       10.000000          10.374687             3.75%             174      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                9.925489          10.612329             6.92%           7,371       2004
Balanced Portfolio - Q/NQ               8.491357           9.925489            16.89%          13,971       2003
                                        9.446317           8.491357           -10.11%           7,671       2002
                                       10.233393           9.446317            -7.69%           7,597       2001
                                       10.000000          10.233393             2.33%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond          11.791725          12.022687             1.96%           2,876       2004
Portfolio - Q/NQ                       11.531449          11.791725             2.26%           4,631       2003
                                       10.780876          11.531449             6.96%           2,238       2002
                                       10.221188          10.780876             5.48%               0       2001
                                       10.000000          10.221188             2.21%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core           7.550959           8.120498             7.54%          27,357       2004
Equity Portfolio - Q/NQ                 6.560440           7.550959            15.10%          37,276       2003
                                        8.529332           6.560440           -23.08%          26,476       2002
                                       10.213876           8.529332           -16.49%          11,457       2001
                                       10.000000          10.213876             2.74%               0      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.842113             8.42%               0      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.934767           8.045554             1.40%          47,590       2004
Growth Portfolio - Q/NQ                 6.569458           7.934767            20.78%          52,182       2003
                                        8.504809           6.569458           -22.76%          17,605       2002
                                       10.116840           8.504809           -15.93%           5,853       2001
                                       10.000000          10.116840             1.17%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High          12.193625          13.148530             7.83%           4,815       2004
Income Portfolio - Q/NQ                10.375534          12.193625            17.52%           3,366       2003
                                       10.789458          10.375534            -3.84%           2,077       2002
                                       10.069584          10.789458             7.15%              42       2001
                                       10.000000          10.069584             0.70%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.622729           8.529109            11.89%          11,891       2004
International Growth Portfolio          6.218168           7.622729            22.59%          14,331       2003
- Q/NQ                                  7.740655           6.218168           -19.67%           8,438       2002
                                       10.142686           7.740655           -23.68%           2,177       2001
                                       10.000000          10.142686             1.43%               0      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.874109            18.74%             106      2004*
International Value Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               11.380229          11.349929            -0.27%           5,735       2004
Limited-Term Bond Portfolio -          11.239875          11.380229             1.25%           6,447       2003
Q/NQ                                   10.861491          11.239875             3.48%           1,245       2002
                                       10.133516          10.861491             7.18%               0       2001
                                       10.000000          10.133516             1.34%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.137673            11.38%              10      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money          9.991522           9.874674            -1.17%           1,635       2004
Market Portfolio - Q/NQ                10.127677           9.991522            -1.34%           1,620       2003
                                       10.202360          10.127677            -0.73%               0       2002
                                        9.696462          10.202360             1.67%               0       2001
                                       10.000000           9.696462            -3.04%               0      2000*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.192346             1.92%           2,134      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.349343            23.49%           3,669      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.007398           9.136430            14.10%          22,548       2004
Science and Technology                  6.253523           8.007398            28.05%          23,680       2003
Portfolio - Q/NQ                        8.382138           6.253523           -25.39%          15,802       2002
                                        9.696462           8.382138           -13.55%           7,229       2001
                                       10.000000           9.696462             0.75%               0      2000*
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small          9.918772          11.126823            12.18%          21,235       2004
Cap Growth Portfolio - Q/NQ             7.443165           9.918772            33.26%          22,279       2003
                                        9.696613           7.443165           -23.24%          14,885       2002
                                       10.075400           9.696613            -3.76%           5,226       2001
                                       10.000000          10.075400             0.75%               0      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.198178            11.98%           1,405      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.602328          11.936220            12.58%          22,510       2004
Value Portfolio - Q/NQ                  8.633911          10.602328            22.80%          26,348       2003
                                       10.075958           8.633911           -14.31%          17,267       2002
                                       10.000000          10.075958             0.76%          10,998      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 1.90%)

   (Variable account charges of 1.90% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  10.152439                 11.284110            11.15%             579       2004
Strategy Portfolio - Q/NQ       9.283743                  10.152439             9.36%             340       2003
                                9.162734                   9.283743             1.32%               0       2002
                                10.374284                  9.162734           -11.68%             856       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        9.909910                  10.590282             6.87%             302       2004
Balanced Portfolio - Q/NQ       8.482350                   9.909910            16.83%             158       2003
                                9.441109                   8.482350           -10.16%               0       2002
                                10.232994                  9.441109            -7.74%             290       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.773243                 11.997729             1.91%             543       2004
Portfolio - Q/NQ                11.519240                 11.773243             2.21%             324       2003
                                10.774936                 11.519240             6.91%               0       2002
                                10.220790                 10.774936             5.42%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.539101                   8.103604             7.49%           1,267       2004
Equity Portfolio - Q/NQ         6.553473                   7.539101            15.04%             709       2003
                                8.524624                   6.553473           -23.12%               0       2002
                                10.213477                  8.524624           -16.54%           1,363       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.838453             8.38%              62      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.922325                   8.028841             1.34%           2,194       2004
Growth Portfolio - Q/NQ         6.562499                   7.922325            20.72%             665       2003
                                8.500123                   6.562499           -22.80%               0       2002
                                10.116448                  8.500123           -15.98%           1,233       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   12.174486                 13.121198             7.78%             370       2004
Income Portfolio - Q/NQ         10.364526                 12.174486            17.46%             278       2003
                                10.783508                 10.364526            -3.89%               0       2002
                                10.069190                 10.783508             7.09%             158       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.610765                   8.511386            11.83%             589       2004
International Growth Portfolio  6.211565                   7.610765            22.53%             430       2003
- Q/NQ                          7.736379                   6.211565           -19.71%               0       2002
                                10.142291                  7.736379           -23.72%             172       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.870111            18.70%               0      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.362367                 11.326333            -0.32%             502       2004
Limited-Term Bond Portfolio -   11.227962                 11.362367             1.20%             288       2003
Q/NQ                            10.855504                 11.227962             3.43%               0       2002
                                10.133123                 10.855504             7.13%             362       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.133916            11.34%               0      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  9.975848                   9.854158            -1.22%              88       2004
Market Portfolio - Q/NQ         10.116942                  9.975848            -1.39%              17       2003
                                10.196739                 10.116942            -0.78%               0       2002
                                10.034669                 10.196739             1.62%             193       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.190202             1.90%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.346755            23.47%               0      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.994819                   9.117437            14.04%             521       2004
Science and Technology          6.246875                   7.994819            27.98%             403       2003
Portfolio - Q/NQ                8.377507                   6.246875           -25.43%               0       2002
                                9.696083                   8.377507           -13.60%             363       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  9.903176                  11.103670            12.12%             448       2004
Cap Growth Portfolio - Q/NQ     7.435249                   9.903176            33.19%             336       2003
                                9.691246                   7.435249           -23.28%               0       2002
                                10.075004                  9.691246            -3.81%             964       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.194411            11.94%               0      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.587913                 11.913919            12.52%             778       2004
Portfolio - Q/NQ                8.626571                  10.587913            22.74%             468       2003
                                10.072534                  8.626571           -14.36%               0       2002
                                10.000000                 10.072534             0.73%          19,102      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 1.95%)

   (Variable account charges of 1.95% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  10.136509                 11.260676            11.09%          17,933       2004
Strategy Portfolio - Q/NQ       9.273900                  10.136509             9.30%          29,358       2003
                                9.157678                   9.273900             1.27%             702       2002
                                10.373881                  9.157678           -11.72%          29,592       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        9.894326                  10.568239             6.81%           3,480       2004
Balanced Portfolio - Q/NQ       8.473330                   9.894326            16.77%           3,561       2003
                                9.435894                   8.473330           -10.20%               0       2002
                                10.232597                  9.435894            -7.79%          20,838       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.754754                 11.972776             1.85%           2,471       2004
Portfolio - Q/NQ                11.507021                 11.754754             2.15%           2,282       2003
                                10.768998                 11.507021             6.85%             364       2002
                                10.220393                 10.768998             5.37%          10,066       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.527257                   8.086758             7.43%          10,010       2004
Equity Portfolio - Q/NQ         6.546524                   7.527257            14.98%           9,193       2003
                                8.519930                   6.546524           -23.16%          14,097       2002
                                10.213080                  8.519930           -16.58%          26,480       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.834807             8.35%               0      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.909852                   8.012116             1.29%          20,855       2004
Growth Portfolio - Q/NQ         6.555505                   7.909852            20.66%          21,382       2003
                                8.495416                   6.555505           -22.83%          12,140       2002
                                10.116055                  8.495416           -16.02%          23,007       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   12.155367                 13.093921             7.72%           2,291       2004
Income Portfolio - Q/NQ         10.353516                 12.155367            17.40%           2,544       2003
                                10.777559                 10.353516            -3.93%             592       2002
                                10.068796                 10.777559             7.04%           2,835       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.598803                   8.493683            11.78%           2,324       2004
International Growth Portfolio  6.204963                   7.598803            22.46%           1,504       2003
- Q/NQ                          7.732108                   6.204963           -19.75%           2,622       2002
                                10.141898                  7.732108           -23.76%           6,723       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.866121            18.66%               0      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.344538                 11.302805            -0.37%           1,469       2004
Limited-Term Bond Portfolio -   11.216051                 11.344538             1.15%           1,647       2003
Q/NQ                            10.849519                 11.216051             3.38%               0       2002
                                10.132726                 10.849519             7.07%           2,517       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.130159            11.30%               0      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  9.960185                   9.833672            -1.27%             381       2004
Market Portfolio - Q/NQ         10.106208                  9.960185            -1.44%             380       2003
                                10.191113                 10.106208            -0.83%               0       2002
                                10.034277                 10.191113             1.56%           5,403       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.188062             1.88%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.344170            23.44%               0      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.982235                   9.098452            13.98%           6,096       2004
Science and Technology          6.240231                   7.982235            27.92%           6,765       2003
Portfolio - Q/NQ                8.372876                   6.240231           -25.47%           6,745       2002
                                9.695705                   8.372876           -13.64%           4,211       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  9.887634                  11.080591            12.07%           2,112       2004
Cap Growth Portfolio - Q/NQ     7.427351                   9.887634            33.12%           2,137       2003
                                9.685904                   7.427351           -23.32%           2,660       2002
                                10.074612                  9.685904            -3.86%          13,645       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.190639            11.91%               0      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.573530                 11.891670            12.47%           8,761       2004
Portfolio - Q/NQ                8.619231                  10.573530            22.67%           7,867       2003
                                10.069095                  8.619231           -14.40%           3,448       2002
                                10.000000                 10.069095             0.69%          20,054      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 2.00%)

   (Variable account charges of 2.00% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  10.120578                 11.237242            11.03%          12,544       2004
Strategy Portfolio - Q/NQ       9.264049                  10.120578             9.25%          11,456       2003
                                9.152626                   9.264049             1.22%               0       2002
                                10.373475                  9.152626           -11.77%             385       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        9.878786                  10.546257             6.76%           5,752       2004
Balanced Portfolio - Q/NQ       8.464340                   9.878786            16.71%           3,272       2003
                                9.430687                   8.464340           -10.25%             405       2002
                                10.232199                  9.430687            -7.83%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.736302                 11.947895             1.80%           2,441       2004
Portfolio - Q/NQ                11.494819                 11.736302             2.10%           6,639       2003
                                10.763059                 11.494819             6.80%           6,185       2002
                                10.219992                 10.763059             5.31%             875       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.515429                   8.069940             7.38%          28,701       2004
Equity Portfolio - Q/NQ         6.539562                   7.515429            14.92%          26,644       2003
                                8.515224                   6.539562           -23.20%          27,015       2002
                                10.212685                  8.515224           -16.62%          19,933       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.831149             8.31%               0      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.897438                   7.995459             1.24%          62,522       2004
Growth Portfolio - Q/NQ         6.548549                   7.897438            20.60%          67,985       2003
                                8.490728                   6.548549           -22.87%          30,012       2002
                                10.115662                  8.490728           -16.06%           7,966       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   12.136294                 13.066712             7.67%           2,760       2004
Income Portfolio - Q/NQ         10.342540                 12.136294            17.34%             858       2003
                                10.771613                 10.342540            -3.98%           4,818       2002
                                10.068404                 10.771613             6.98%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.586861                   8.476018            11.72%          17,511       2004
International Growth Portfolio  6.198374                   7.586861            22.40%          17,191       2003
- Q/NQ                          7.727839                   6.198374           -19.79%          12,863       2002
                                10.141502                  7.727839           -23.80%           1,249       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.862117            18.62%               0      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.326736                 11.279304            -0.42%          11,760       2004
Limited-Term Bond Portfolio -   11.204162                 11.326736             1.09%          11,519       2003
Q/NQ                            10.843549                 11.204162             3.33%             312       2002
                                10.132332                 10.843549             7.02%               0       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.126400            11.26%               0      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  9.944540                   9.813219            -1.32%           7,953       2004
Market Portfolio - Q/NQ         10.095481                  9.944540            -1.50%           4,541       2003
                                10.185490                 10.095481            -0.88%               0       2002
                                10.033886                 10.185490             1.51%           1,200       2001
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.185920             1.86%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.341572            23.42%               0      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.969711                   9.079546            13.93%           6,251       2004
Science and Technology          6.233605                   7.969711            27.85%           6,429       2003
Portfolio - Q/NQ                8.368253                   6.233605           -25.51%           2,548       2002
                                9.695327                   8.368253           -13.69%           4,460       2001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  9.872084                  11.057533            12.01%          15,990       2004
Cap Growth Portfolio - Q/NQ     7.419447                   9.872084            33.06%          14,226       2003
                                9.680539                   7.419447           -23.36%          25,413       2002
                                10.074217                  9.680539            -3.91%           6,433       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.186860            11.87%               0      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.559154                 11.869450            12.41%          18,453       2004
Portfolio - Q/NQ                8.611900                  10.559154            22.61%          17,347       2003
                                10.065668                  8.611900           -14.44%           2,838       2002
                                10.000000                 10.065668             0.66%           2,850      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 2.05%)

   (Variable account charges of 2.05% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.909859                  10.997662            10.98%           1,267       2004
Strategy Portfolio - Q/NQ       9.075787                   9.909859             9.19%               0       2003
                                8.971203                   9.075787             1.17%               0       2002
                                10.000000                  8.971203           -10.29%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        9.713231                  10.364227             6.70%             911       2004
Balanced Portfolio - Q/NQ       8.326724                   9.713231            16.65%               0       2003
                                9.282101                   8.326724           -10.29%               0       2002
                                10.000000                  9.282101            -7.18%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.369059                 11.568122             1.75%               0       2004
Portfolio - Q/NQ                11.140818                 11.369059             2.05%               0       2003
                                10.436920                 11.140818             6.74%              65       2002
                                10.000000                 10.436920             4.37%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.534177                   8.085953             7.32%           2,256       2004
Equity Portfolio - Q/NQ         6.559208                   7.534177            14.86%             225       2003
                                8.545186                   6.559208           -23.24%             326       2002
                                10.000000                  8.545186           -14.55%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.827497             8.27%               0      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.092590                   8.188851             1.19%           2,754       2004
Growth Portfolio - Q/NQ         6.713791                   8.092791            20.54%             507       2003
                                8.709436                   6.713791           -22.91%             387       2002
                                10.000000                  8.709436           -12.91%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   12.025889                 12.941237             7.61%               0       2004
Income Portfolio - Q/NQ         10.253691                 12.025889            17.28%               0       2003
                                10.684536                 10.253691            -4.03%              54       2002
                                10.000000                 10.684536             6.85%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.496595                   8.370885            11.66%             245       2004
International Growth Portfolio  6.127756                   7.496595            22.34%             227       2003
- Q/NQ                          7.643699                   6.127756           -19.83%             173       2002
                                10.000000                  7.643699           -23.56%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.858115            18.58%               0      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.113842                 11.061658            -0.47%             644       2004
Limited-Term Bond Portfolio -   10.999184                 11.113842             1.04%              97       2003
Q/NQ                            10.650594                 10.999184             3.27%               0       2002
                                10.000000                 10.650594             6.51%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.122649            11.23%               0      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  9.895766                   9.760106            -1.37%             120       2004
Market Portfolio - Q/NQ         10.051095                  9.895766            -1.55%              54       2003
                                10.145885                 10.051095            -0.93%               0       2002
                                10.000000                 10.145885             1.46%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.183774             1.84%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.338984            23.39%               0      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.655589                   9.855903            13.87%             372       2004
Science and Technology          6.773527                   8.655589            27.79%             372       2003
Portfolio - Q/NQ                9.097725                   6.773527           -25.55%             372       2002
                                10.000000                  9.097725            -9.02%               0      2001*
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.235218                 11.458418            11.95%             131       2004
Cap Growth Portfolio - Q/NQ     7.696288                  10.235218            32.99%             105       2003
                                10.046885                  7.696288           -23.40%             323       2002
                                10.000000                 10.046885             0.47%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.183090            11.83%               0      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.544788                 11.847252            12.35%           1,239       2004
Portfolio - Q/NQ                8.604570                  10.544788            22.55%              74       2003
                                10.062235                  8.604570           -14.49%               0       2002
                                10.000000                 10.062235             0.62%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 2.10%)

   (Variable account charges of 2.10% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.894719                  10.975263            10.92%             165       2004
Strategy Portfolio - Q/NQ       9.066542                   9.894719             9.13%             167       2003
                                8.966650                   9.066542             1.11%             153       2002
                                10.000000                  8.966650           -10.33%             173      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        9.698398                  10.343122             6.65%             113       2004
Balanced Portfolio - Q/NQ       8.318250                   9.698398            16.59%             112       2003
                                9.277394                   8.318250           -10.34%             109       2002
                                10.000000                  9.277394            -7.23%             114      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.351701                 11.544565             1.70%               0       2004
Portfolio - Q/NQ                11.129494                 11.351701             2.00%           1,386       2003
                                10.431636                 11.129494             6.69%           1,561       2002
                                10.000000                 10.431636             4.32%           1,734      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.522668                   8.069468             7.27%             219       2004
Equity Portfolio - Q/NQ         6.552540                   7.522668            14.81%           3,626       2003
                                8.540852                   6.552540           -23.28%           4,944       2002
                                10.000000                  8.540852           -14.59%           4,448      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.823841             8.24%               0      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.080206                   8.172144             1.14%             215       2004
Growth Portfolio - Q/NQ         6.706945                   8.080206            20.48%           8,486       2003
                                8.705008                   6.706945           -22.95%          10,404       2002
                                10.000000                  8.705008           -12.95%          10,557      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   12.007521                 12.914883             7.56%               0       2004
Income Portfolio - Q/NQ         10.243252                 12.007521            17.22%           1,363       2003
                                10.679110                 10.243252            -4.08%           1,535       2002
                                10.000000                 10.679110             6.79%           1,705      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.485155                   8.353843            11.61%               0       2004
International Growth Portfolio  6.121511                   7.485155            22.82%               0       2003
- Q/NQ                          7.639805                   6.121511           -19.87%             987       2002
                                10.000000                  7.639805           -23.60%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.854114            18.54%               0      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.096857                 11.039111            -0.52%               0       2004
Limited-Term Bond Portfolio -   10.987984                 11.096857             0.99%               0       2003
Q/NQ                            10.645184                 10.987984             3.22%          18,281       2002
                                10.000000                 10.645184             6.45%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.118885            11.19%               0      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  9.880595                   9.740170            -1.42%               0       2004
Market Portfolio - Q/NQ         10.040810                  9.880595            -1.60%               0       2003
                                10.140679                 10.040810            -0.98%           3,177       2002
                                10.000000                 10.140679             1.41%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.181633             1.82%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.336379            23.36%               0      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.642359                   9.835820            13.81%             124       2004
Science and Technology          6.766628                   8.642359            27.72%           1,730       2003
Portfolio - Q/NQ                9.093108                   6.766628           -25.59%           2,832       2002
                                10.000000                  9.093108            -9.07%           2,134      2001*
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.219595                 11.435099            11.89%           1,638       2004
Cap Growth Portfolio - Q/NQ     7.688456                  10.219595            32.92%           1,633       2003
                                10.041791                  7.688456           -23.44%             561       2002
                                10.000000                 10.041791             0.42%             172      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.179313            11.79%               0      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.530396                 11.825053            12.29%             200       2004
Portfolio - Q/NQ                8.597219                  10.530396            22.49%             212       2003
                                10.058797                  8.597219           -14.53%             561       2002
                                10.000000                 10.058797             0.59%             215      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 2.15%)

   (Variable account charges of 2.15% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.879592                  10.952890            10.86%           1,190       2004
Strategy Portfolio - Q/NQ       9.057319                   9.879592             9.08%           1,190       2003
                                8.962094                   9.057319             1.06%               0       2002
                                10.000000                  8.962094           -10.38%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        9.683565                  10.322027             6.59%           1,121       2004
Balanced Portfolio - Q/NQ       8.309777                   9.683565            16.53%           1,121       2003
                                9.272682                   8.309777           -10.38%             523       2002
                                10.000000                  9.272682            -7.27%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.334364                 11.521047             1.65%               0       2004
Portfolio - Q/NQ                11.118168                 11.334364             1.94%               0       2003
                                10.426344                 11.118168             6.64%               0       2002
                                10.000000                 10.426344             4.26%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.511147                   8.052998             7.21%               0       2004
Equity Portfolio - Q/NQ         6.545848                   7.511147            14.75%               0       2003
                                8.536500                   6.545848           -23.32%               0       2002
                                10.000000                  8.536500           -14.64%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.820186             8.20%               0      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.067852                   8.155484             1.09%           4,041       2004
Growth Portfolio - Q/NQ         6.700105                   8.067852            20.41%           2,977       2003
                                8.700581                   6.700105           -22.99%           1,559       2002
                                10.000000                  8.700581           -12.99%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   11.989185                 12.888569             7.50%               0       2004
Income Portfolio - Q/NQ         10.232830                 11.989185            17.16%               0       2003
                                10.673695                 10.232830            -4.13%               0       2002
                                10.000000                 10.673695             6.74%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.473680                   8.336790            11.55%               0       2004
International Growth Portfolio  6.115254                   7.473680            22.21%               0       2003
- Q/NQ                          7.635914                   6.115254           -19.91%               0       2002
                                10.000000                  7.635914           -23.64%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.850122            18.50%               0      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.079900                 11.016620            -0.57%             506       2004
Limited-Term Bond Portfolio -   10.976808                 11.079900             0.94%             506       2003
Q/NQ                            10.639786                 10.976808             3.17%               0       2002
                                10.000000                 10.639786             6.40%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.115135            11.15%               0      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  9.865434                   9.720256            -1.47%               0       2004
Market Portfolio - Q/NQ         10.030528                  9.865434            -1.65%               0       2003
                                10.135471                 10.030528            -1.04%               0       2002
                                10.000000                 10.135471             1.35%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.179485             1.79%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.333788            23.34%               0      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.629150                   9.815778            13.75%             321       2004
Science and Technology          6.759731                   8.629150            27.66%             321       2003
Portfolio - Q/NQ                9.088482                   6.759731           -25.62%             321       2002
                                10.000000                  9.088482            -9.12%               0      2001*
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.203937                 11.411743            11.84%               0       2004
Cap Growth Portfolio - Q/NQ     7.680597                  10.203937            32.85%               0       2003
                                10.036663                  7.680597           -23.47%               0       2002
                                10.000000                 10.036663             0.37%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.175542            11.76%               0      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.516058                 11.802925            12.24%             514       2004
Portfolio - Q/NQ                8.589893                  10.516058            22.42%             514       2003
                                10.055359                  8.589893           -14.57%             514       2002
                                10.000000                 10.055359             0.55%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 2.20%)

   (Variable account charges of 2.20% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.864470                  10.930538            10.81%               0       2004
Strategy Portfolio - Q/NQ       9.048072                   9.864470             9.02%               0       2003
                                8.957533                   9.048072             1.01%               0       2002
                                10.000000                  8.957533           -10.42%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        9.668753                  10.300973             6.54%               0       2004
Balanced Portfolio - Q/NQ       8.301299                   9.668753            16.47%               0       2003
                                9.267955                   8.301299           -10.43%               0       2002
                                10.000000                  9.267955            -7.32%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.317033                 11.497555             1.60%               0       2004
Portfolio - Q/NQ                11.106842                 11.317033             1.89%               0       2003
                                10.421050                 11.106842             6.58%               0       2002
                                10.000000                 10.421050             4.21%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.499654                   8.036563             7.16%               0       2004
Equity Portfolio - Q/NQ         6.539161                   7.499654            14.69%               0       2003
                                8.532148                   6.539161           -23.36%               0       2002
                                10.000000                  8.532148           -14.68%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.816533             8.17%               0      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.055495                   8.138841             1.03%               0       2004
Growth Portfolio - Q/NQ         6.693257                   8.055495            20.35%               0       2003
                                8.696147                   6.693257           -23.03%               0       2002
                                10.000000                  8.696147           -13.04%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   11.970860                 12.862297             7.45%               0       2004
Income Portfolio - Q/NQ         10.222407                 11.970860            17.10%               0       2003
                                10.668272                 10.222407            -4.18%               0       2002
                                10.000000                 10.668272             6.68%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.462248                   8.319789            11.49%               0       2004
International Growth Portfolio  6.109028                   7.462248            22.15%               0       2003
- Q/NQ                          7.632035                   6.109028           -19.96%               0       2002
                                10.000000                  7.632035           -23.68%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.846114            18.46%               0      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.062961                 10.994158            -0.62%               0       2004
Limited-Term Bond Portfolio -   10.965623                 11.062961             0.89%               0       2003
Q/NQ                            10.634379                 10.965623             3.11%               0       2002
                                10.000000                 10.634379             6.34%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.111379            11.11%               0      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  9.850291                   9.700377            -1.52%               0       2004
Market Portfolio - Q/NQ         10.020251                  9.850291            -1.70%               0       2003
                                10.130263                 10.020251            -1.09%               0       2002
                                10.000000                 10.130263             1.30%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.177344             1.77%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.331194            23.31%               0      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.615945                   9.795741            13.69%               0       2004
Science and Technology          6.752838                   8.615945            27.59%               0       2003
Portfolio - Q/NQ                9.083866                   6.752838           -25.66%               0       2002
                                10.000000                  9.083866            -9.16%               0      2001*
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.188353                 11.388486            11.78%               0       2004
Cap Growth Portfolio - Q/NQ     7.672772                  10.188353            32.79%               0       2003
                                10.031563                  7.672772           -23.51%               0       2002
                                10.000000                 10.031563             0.32%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.171767            11.72%               0      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.501737                 11.780831            12.18%               0       2004
Portfolio - Q/NQ                8.582571                  10.501737            22.36%               0       2003
                                10.051922                  8.582571           -14.62%               0       2002
                                10.000000                 10.051922             0.52%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 2.25%)

   (Variable account charges of 2.25% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  9.849383                  10.908251            10.75%              86       2004
Strategy Portfolio - Q/NQ       9.038856                   9.849383             8.97%              86       2003
                                8.952983                   9.038856             0.96%              86       2002
                                10.000000                  8.952983           -10.47%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        9.653959                  10.279954             6.48%              90       2004
Balanced Portfolio - Q/NQ       8.292840                   9.653959            16.41%              90       2003
                                9.263248                   8.292840           -10.48%              90       2002
                                10.000000                  9.263248            -7.37%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   11.299700                 11.474080             1.54%             213       2004
Portfolio - Q/NQ                11.095505                 11.299700             1.84%             203       2003
                                10.415736                 11.095505             6.53%           4,703       2002
                                10.000000                 10.415736             4.16%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   7.488180                   8.020160             7.10%          17,407       2004
Equity Portfolio - Q/NQ         6.532496                   7.488180            14.63%          16,826       2003
                                8.527815                   6.532496           -23.40%          20,720       2002
                                10.000000                  8.527815           -14.72%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.812880             8.13%               0      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.043172                   8.122235             0.98%          27,184       2004
Growth Portfolio - Q/NQ         6.686430                   8.043172            20.29%          31,195       2003
                                8.691720                   6.686430           -23.07%          22,125       2002
                                10.000000                  8.691720           -13.08%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   11.952511                 12.836018             7.39%             178       2004
Income Portfolio - Q/NQ         10.211971                 11.952511            17.04%             183       2003
                                10.662840                 10.211971            -4.23%           3,620       2002
                                10.000000                 10.662840             6.63%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        7.450824                   8.302797            11.43%          14,272       2004
International Growth Portfolio  6.102781                   7.450824            22.09%          13,837       2003
- Q/NQ                          7.628143                   6.102781           -20.00%           9,922       2002
                                10.000000                  7.628143           -23.72%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.842113            18.42%               0      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        11.046042                 10.971738            -0.67%           8,434       2004
Limited-Term Bond Portfolio -   10.954449                 11.046042             0.84%           5,564       2003
Q/NQ                            10.628974                 10.954449             3.06%              98       2002
                                10.000000                 10.628974             6.29%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.107618            11.08%               0      2004*
Micro-Cap Growth Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  9.835163                   9.680528            -1.57%           6,821       2004
Market Portfolio - Q/NQ         10.009978                  9.835163            -1.75%           3,320       2003
                                10.125055                 10.009978            -1.14%               0       2002
                                10.000000                 10.125055             1.25%               0      2001*
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.175200             1.75%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 12.328599            23.29%               0      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        8.602749                   9.775745            13.64%             377       2004
Science and Technology          6.745933                   8.602749            27.52%             363       2003
Portfolio - Q/NQ                9.079226                   6.745933           -25.70%             313       2002
                                10.000000                  9.079226            -9.21%               0      2001*
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.172721                 11.365204            11.72%           7,720       2004
Cap Growth Portfolio - Q/NQ     7.664922                  10.172721            32.72%           6,510       2003
                                10.026451                  7.664922           -23.55%          17,076       2002
                                10.000000                 10.026451             0.26%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.167986            11.68%               0      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.487403                 11.758744            12.12%           4,888       2004
Portfolio - Q/NQ                8.575236                  10.487403            22.30%           4,804       2003
                                10.048486                  8.575236           -14.66%             322       2002
                                10.000000                 10.048486             0.48%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     Optional Benefits Elected (Total 3.95%)

   (Variable account charges of 3.95% of the daily net assets of the variable account)

--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset  10.000000                 10.662462             6.62%               0      2004*
Strategy Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.576246             5.76%               0      2004*
Balanced Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond   10.000000                  9.981000            -0.19%               0      2004*
Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core   10.000000                 10.605582             6.06%               0      2004*
Equity Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.710456             7.10%               0      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 10.645983             6.46%               0      2004*
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High   10.000000                 10.299073             2.99%               0      2004*
Income Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.126034            11.26%               0      2004*
International Growth Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.235649            12.36%               0      2004*
International Value Portfolio
- Q/NQ
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------

                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                  9.926053            -0.74%               0      2004*
Limited-Term Bond Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.717278            17.17%               0      2004*
Micro-Cap Growth Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money  10.000000                  9.925973            -0.74%               0      2004*
Market Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Sub-Account                       Accumulation Unit    Accumulation Unit      Percent       Number of      Period
                                 Value at Beginning     Value at End of      Change in     Accumulation
                                      of Period              Period         Accumulation   Units at End
                                                                             Unit Value     of Period
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                  9.984559            -0.15%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real   10.000000                 11.473390            14.73%               0      2004*
Estate Securities Portfolio -
Q/NQ
                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -        10.000000                 11.355632            13.56%               0      2004*
Science and Technology
Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.397607            13.98%               0      2004*
Cap Growth Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small  10.000000                 11.153326            11.53%               0      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value  10.000000                 10.766757             7.67%               0      2004*
Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
 Contract Owners of Nationwide Variable Account-9:

        We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

                          NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    AIM VIF - Balanced Fund - Series I Shares (AIMBal)
         71,363 shares (cost $666,404) .......................................................   $        755,732
    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         724,688 shares (cost $6,256,797) ....................................................          8,522,335
    AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
         68,279 shares (cost $394,280) .......................................................            469,079
    AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
         7,830 shares (cost $149,230) ........................................................            177,663
    AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         72,624 shares (cost $1,268,340) .....................................................          1,634,030
    AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
         14,479 shares (cost $190,551) .......................................................            210,953
    AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
         7,395 shares (cost $136,012) ........................................................            167,116
    AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         21,764 shares (cost $388,361) .......................................................            463,574
    AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         89,767 shares (cost $1,570,067) .....................................................          1,901,260
    Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
         194,456 shares (cost $3,688,025) ....................................................          4,641,667
    Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
         174,532 shares (cost $3,212,296) ....................................................          4,033,434
    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AISmCapValB)
         385,288 shares (cost $4,380,526) ....................................................          6,468,985
    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         34,391,155 shares (cost $211,279,331) ...............................................        251,743,260
    American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
         711,343 shares (cost $3,913,287) ....................................................          5,192,802
    American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
         5,470,910 shares (cost $56,811,496) .................................................         57,718,099
    American Century VP - International Fund - Class I (ACVPInt)
         15,360,799 shares (cost $98,281,704) ................................................        112,901,872
    American Century VP - International Fund - Class III (ACVPInt3)
         9,087,511 shares (cost $51,486,213) .................................................         66,884,081
    American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra)
         1,754,396 shares (cost $15,839,665) .................................................         17,824,659
    American Century VP - Ultra/(R)/ Fund - Class II (ACVPUltra2)
         328,002 shares (cost $2,607,607) ....................................................          3,322,658
    American Century VP - Value Fund - Class I (ACVPVal)
         61,943,123 shares (cost $428,941,490) ...............................................        542,002,328
    American Century VP - Value Fund - Class II (ACVPVal2)
         1,028,016 shares (cost $6,650,630) ..................................................          8,984,861
    BB&T VIF - Capital Manager Equity Fund (BBTCapMgr)
         194,091 shares (cost $1,607,642) ....................................................          1,938,972
    BB&T VIF - Large Cap Value Fund (BBTLgCapV)
         294,947 shares (cost $3,142,419) ....................................................          3,937,541

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
         186,346 shares (cost $1,533,452) ....................................................   $      1,889,547
    BB&T VIF - Mid Cap Growth Fund (BBTMdCapGr)
         218,857 shares (cost $2,193,858) ....................................................          2,998,337
    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         357,498 shares (cost $3,341,919) ....................................................          3,986,099
    Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         929,232 shares (cost $7,994,438) ....................................................          9,338,775
    Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         1,119,714 shares (cost $13,552,385) .................................................         15,004,171
    Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)
         68,408 shares (cost $1,203,942) .....................................................          1,563,132
    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         4,287,419 shares (cost $58,937,603) .................................................         66,840,863
    Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)
         16,990 shares (cost $357,667) .......................................................            425,764
    Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         5,374,101 shares (cost $158,085,399) ................................................        135,266,120
    Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         34,592,476 shares (cost $1,078,726,269) .............................................      1,068,561,575
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         4,582,771 shares (cost $152,394,061) ................................................        162,963,319
    Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
         104,822 shares (cost $3,174,312) ....................................................          3,716,983
    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
         10,724 shares (cost $325,585) .......................................................            445,580
    Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
         27,399 shares (cost $293,431) .......................................................            434,274
    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         35,369 shares (cost $563,096) .......................................................            727,884
    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         216,178 shares (cost $1,001,842) ....................................................          1,258,158
    Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
         758,961 shares (cost $5,703,077) ....................................................          6,200,711
    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         31,091,528 shares (cost $353,408,053) ...............................................        362,838,125
    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         985,501 shares (cost $11,519,046) ...................................................         11,461,373
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         35,396,657 shares (cost $773,557,807) ...............................................        894,827,497
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         667,297 shares (cost $12,564,955) ...................................................         16,742,492
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
         19,266,724 shares (cost $664,321,573) ...............................................        614,223,156
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         192,569 shares (cost $4,867,680) ....................................................          6,092,870
    Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
         39,908,095 shares (cost $263,542,885) ...............................................        278,159,427
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         3,804,170 shares (cost $52,979,005) .................................................         66,344,734
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         491,956 shares (cost $5,820,857) ....................................................          8,510,844

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         4,854,748 shares (cost $65,232,957) .................................................   $     84,618,260
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
         29,021,043 shares (cost $643,301,579) ...............................................        769,928,275
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 (FidVIPCon2)
         579,570 shares (cost $11,149,906) ...................................................         15,271,674
    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS)
         2,356,910 shares (cost $30,759,411) .................................................         31,064,069
    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         5,494,701 shares (cost $96,688,484) .................................................         88,189,955
    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         356,180 shares (cost $6,898,409) ....................................................         10,642,656
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         4,234,944 shares (cost $55,509,503) .................................................         59,670,355
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
         206,773 shares (cost $2,292,842) ....................................................          2,923,769
    First Horizon Capital Appreciation Portfolio (FHCapAp)
         96,294 shares (cost $975,712) .......................................................          1,272,047
    First Horizon Core Equity Portfolio (FHCoreEq)
         229,052 shares (cost $1,966,940) ....................................................          2,281,355
    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2 (FrVIPRisDiv2)
         27,406 shares (cost $450,075) .......................................................            479,884
    Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2 (FrVIPSmCapV2)
         14,893 shares (cost $216,100) .......................................................            233,074
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
         7,273 shares (cost $91,172) .........................................................            104,374
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)
         2,846 shares (cost $38,577) .........................................................             40,841
    Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         8,544,040 shares (cost $76,948,182) .................................................         98,512,788
    Gartmore GVIT Dreyfus International Value Fund - Class II (GVITIntVal2)
         280 shares (cost $3,763) ............................................................              4,345
    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
         2,258,380 shares (cost $31,123,520) .................................................         35,095,231
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         18,662,387 shares (cost $243,006,261) ...............................................        309,795,623
    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         345,795 shares (cost $2,914,359) ....................................................          3,744,964
    Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         4,197,654 shares (cost $42,956,832) .................................................         45,460,591
    Gartmore GVIT Emerging Markets Fund - Class VI (GVITEmMrkts6)
         14,376 shares (cost $144,816) .......................................................            155,694
    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         26,452,523 shares (cost $207,746,587) ...............................................        216,910,687
    Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
         3,460 shares (cost $40,747) .........................................................             44,354
    Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
         706,247 shares (cost $8,591,318) ....................................................          9,061,150
    Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         9,792 shares (cost $102,332) ........................................................            104,679
    Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
         2,756,590 shares (cost $28,637,625) .................................................         29,523,075

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         837,668 shares (cost $3,295,822) ....................................................   $      3,241,774
    Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         3,810,963 shares (cost $14,582,690) .................................................         14,862,754
    Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
         6,845 shares (cost $65,305) .........................................................             77,076
    Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
         1,747,095 shares (cost $17,472,702) .................................................         19,707,234
    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         56,103,242 shares (cost $678,124,170) ...............................................        651,919,678
    Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2)
         1,521,786 shares (cost $18,587,594) .................................................         17,637,503
    Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         8,240,080 shares (cost $73,105,463) .................................................         88,663,265
    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
         5,823,420 shares (cost $60,568,071) .................................................         67,085,795
    Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
         10,548,294 shares (cost $105,849,249) ...............................................        110,229,673
    Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
         37,253,862 shares (cost $359,403,180) ...............................................        419,478,483
    Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
         19,118,557 shares (cost $184,324,584) ...............................................        220,245,776
    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
         16,556,044 shares (cost $162,083,999) ...............................................        180,626,436
    Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         162,392 shares (cost $941,850) ......................................................          1,162,731
    Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         1,088,118 shares (cost $6,514,065) ..................................................          7,801,807
    Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
         36,899 shares (cost $524,329) .......................................................            573,787
    Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         15,895,834 shares (cost $151,748,290) ...............................................        158,640,419
    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         3,928,696 shares (cost $76,818,898) .................................................         97,195,931
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         536,360,525 shares (cost $536,360,525) ...............................................        536,360,525
    Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund)
         38,552,990 shares (cost $472,593,036) ...............................................        429,094,785
    Gartmore GVIT Nationwide/(R)/ Fund - Class II (GVITNWFund2)
         221,419 shares (cost $1,904,255) ....................................................          2,462,178
    Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I (GVITLead)
         275 shares (cost $3,286) ............................................................              3,784
    Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III (GVITLead3)
         498,336 shares (cost $5,387,141) ....................................................          6,877,041
    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         6,818,432 shares (cost $88,379,330) .................................................        100,299,136
    Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         147,886 shares (cost $1,566,602) ....................................................          2,160,615
    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         37,369,085 shares (cost $343,723,538) ...............................................        471,597,849
    Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         288,181 shares (cost $2,605,680) ....................................................          3,616,675

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         15,212,378 shares (cost $272,679,087) ................................................  $    349,276,201
    Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         213,008 shares (cost $3,677,048) ....................................................          4,856,572
    Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         20,992 shares (cost $216,492) .......................................................            242,670
    Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
         2,085,142 shares (cost $22,295,130) .................................................         24,229,347
    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
         17,819,749 shares (cost $167,254,111) ...............................................        178,197,486
    Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         2,119,115 shares (cost $14,342,523) .................................................         22,844,058
    Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)
         646,630 shares (cost $5,838,174) ....................................................          6,970,667
    Janus AS - Balanced Portfolio - Service Shares (JanBal)
         3,438 shares (cost $82,680) .........................................................             86,775
    Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         9,869,785 shares (cost $189,774,600) ................................................        240,724,045
    Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         5,776,075 shares (cost $16,501,643) .................................................         20,909,392
    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         14,499,656 shares (cost $56,366,249) ................................................         51,473,778
    Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         2,201,407 shares (cost $41,975,074) .................................................         59,658,138
    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         4,572,523 shares (cost $102,359,568) ................................................        123,183,781
    Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)
         370,654 shares (cost $4,907,668) ....................................................          5,037,186
    JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)
         946,522 shares (cost $22,878,742) ...................................................         24,533,838
    MFS/(R)/ VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
         23,598 shares (cost $199,359) .......................................................            220,408
    MFS/(R)/ VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         648,250 shares (cost $3,182,769) ....................................................          4,537,753
    MFS/(R)/ VIT - New Discovery Series - Service Class (MFSNewDiscS)
         139,252 shares (cost $1,617,559) ....................................................          2,048,392
    MFS/(R)/ VIT - Value Series - Service Class (MFSValS)
         318,464 shares (cost $2,934,962) ....................................................          3,843,861
    Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFasc)
         133,571 shares (cost $1,486,450) ....................................................          1,847,280
    Neuberger Berman AMT - Focus Portfolio - S Class (NBAMTFocus)
         49,187 shares (cost $827,287) .......................................................            963,087
    Neuberger Berman AMT - Guardian Portfolio - I Class (NBAMTGuard)
         7,105,696 shares (cost $89,339,520) .................................................        114,899,096
    Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/ - I Class (NBAMTLMat)
         3,267,909 shares (cost $43,263,023) .................................................         41,894,590
    Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class (NBAMTMCGr)
         10,492,230 shares (cost $138,295,741) ...............................................        187,076,469
    Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class (NBAMTPart)
         7,119,704 shares (cost $95,663,290) .................................................        130,432,974
    Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)
         103,808 shares (cost $1,349,991) ....................................................          1,452,279

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         4,904,397 shares (cost $162,184,913) ................................................   $    215,646,347
    Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         13,092,532 shares (cost $425,296,334) ...............................................        484,292,731
    Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         210,129 shares (cost $5,909,518) ....................................................          7,718,051
    Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3)
         6,037,386 shares (cost $137,250,620) ................................................        179,008,480
    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         6,530,294 shares (cost $111,905,305) ................................................        192,708,978
    Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         241,887 shares (cost $4,167,989) ....................................................          7,094,559
    Oppenheimer High Income Fund/VA - Service Class (OppHighIncS)
         11,615 shares (cost $97,701) ........................................................            101,748
    Oppenheimer Main Street Fund/(R)/ /VA - Initial Class (OppMSFund)
         18,451,760 shares (cost $359,091,229) ...............................................        384,534,693
    Oppenheimer Main Street Fund/(R)/ /VA - Service Class (OppMSFundS)
         445,480 shares (cost $7,085,160) ....................................................          9,221,428
    Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Service Class (OppMSSmCapS)
         3,078 shares (cost $41,728) .........................................................             49,153
    Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         946,770 shares (cost $4,493,329) ....................................................          5,008,412
    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc)
         735 shares (cost $16,449) ...........................................................             18,689
    Strong Opportunity Fund II, Inc. - Investor Class (StOpp2)
         9,848,015 shares (cost $171,011,223) ................................................        221,087,938
    Van Eck WIT - Worldwide Emerging Markets Fund - Class R1 (VEWrldEMktR1)
         753,835 shares (cost $9,642,856) ....................................................         11,465,832
    Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class (VEWrldEMkt)
         2,600,818 shares (cost $30,243,428) .................................................         39,558,443
    Van Eck WIT - Worldwide Hard Assets Fund - Class R1 (VEWrldHAsR1)
         769,986 shares (cost $12,563,236) ...................................................         14,136,947
    Van Eck WIT - Worldwide Hard Assets Fund - Initial Class (VEWrldHAs)
         1,481,334 shares (cost $21,737,529) .................................................         27,197,281
    Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         1,409,222 shares (cost $13,550,861) .................................................         19,292,255
    Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)
         110,918 shares (cost $2,288,160) ....................................................          2,866,129
    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
         25,328 shares (cost $293,418) .......................................................            291,520
    Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)
         4,454,678 shares (cost 38,771,531) ...................................................        39,602,085
    Van Kampen UIF - Mid Cap Growth Portfolio - Class I (VKMidCapG)
         2,487,628 shares (cost $20,403,920) .................................................         25,771,827
    Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)
         15,974,474 shares (cost $216,843,695) ...............................................        327,157,234
    Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
         1,637,136 shares (cost $15,885,493) .................................................         17,959,383
    W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
         18,800,443 shares (cost $122,462,106) ...............................................        144,624,289
    W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
         13,539,795 shares (cost $92,510,094) ................................................        103,962,608

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    W & R Target Funds, Inc. - Bond Portfolio (WRBnd)
         18,429,176 shares (cost $103,190,458) ................................................  $    100,921,851
    W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq)
         24,813,863 shares (cost $245,172,509) ................................................       254,017,039
    W & R Target Funds, Inc. - Dividend Income Portfolio (WRDivInc)
         1,296,236 shares (cost $6,539,598) ...................................................         7,083,281
    W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
         37,974,778 shares (cost $306,196,496) ................................................       317,955,219
    W & R Target Funds, Inc. - High Income Portfolio (WRHiInc)
         24,571,799 shares (cost $82,201,049) .................................................        84,222,299
    W & R Target Funds, Inc. - International II Portfolio (WRIntlII)
         412,936 shares (cost $7,252,964) .....................................................         7,915,198
    W & R Target Funds, Inc. - International Portfolio (WRIntl)
         9,576,962 shares (cost $53,514,892) ..................................................        63,719,359
    W & R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLTBond)
         8,390,182 shares (cost $47,501,471) ..................................................        46,643,539
    W & R Target Funds, Inc. - Micro Cap Growth Portfolio (WRMicCpGr)
         137,532 shares (cost $1,748,714) .....................................................         2,035,371
    W & R Target Funds, Inc. - Money Market Portfolio (WRMMkt)
         24,743,162 shares (cost $24,743,162) .................................................        24,743,162
    W & R Target Funds, Inc. - Mortgage Securities Portfolio (WRMortSec)
         460,951 shares (cost $2,404,691) .....................................................         2,341,216
    W & R Target Funds, Inc. - Real Estate Securities Portfolio (WRRealEstS)
         1,060,985 shares (cost $6,390,983) ...................................................         6,915,077
    W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
         8,232,430 shares (cost $95,252,750) ..................................................       118,558,515
    W & R Target Funds, Inc. - Small Cap Growth Portfolio (WRSmCap)
         16,051,460 shares (cost $118,345,960) ................................................       155,394,184
    W & R Target Funds, Inc. - Small Cap Value Portfolio (WRSmCpVal)
         444,736 shares (cost $6,997,084) .....................................................         7,397,245
    W & R Target Funds, Inc. - Value Portfolio (WRValue)
         22,940,221 shares (cost $115,836,627) ................................................       142,745,524
                                                                                                 ----------------
           Total investments ..................................................................    15,693,900,492
  Accounts receivable .........................................................................         3,355,947
                                                                                                 ----------------
           Total assets .......................................................................    15,697,256,439
  Accounts payable ............................................................................                 -
                                                                                                 ----------------
  Contract owners' equity (note 4) ............................................................  $ 15,697,256,439
                                                                                                 ================

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                 Total              AIMBal          AIMBValue2          AIMBlueCh
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $   231,306,284             10,606                 --                478
  Mortality and expense risk charges (note 2)      (184,417,351)            (9,796)          (141,604)            (5,839)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        46,888,933                810           (141,604)            (5,361)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....     3,156,626,058             70,713            646,509             38,718
  Cost of mutual fund shares sold ...........    (3,225,349,125)           (74,310)          (448,054)           (40,523)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....       (68,723,067)            (3,597)           198,455             (1,805)
  Change in unrealized gain (loss)
   on investments ...........................     1,262,325,667             46,676            631,308             19,086
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........     1,193,602,600             43,079            829,763             17,281
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................       133,018,480                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $ 1,373,510,013             43,889            688,159             11,920
                                                ===============    ===============    ===============    ===============

Investment activity:                                AIMCapAp          AIMCapAp2         AIMCapDev2          AIMCoreEq
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                  -                  -              1,584
  Mortality and expense risk charges (note 2)            (1,750)           (30,493)              (950)            (2,353)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (1,750)           (30,493)              (950)              (769)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             3,089            326,377              3,964             11,101
  Cost of mutual fund shares sold ...........            (2,589)          (256,690)            (3,777)            (9,664)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....               500             69,687                187              1,437
  Change in unrealized gain (loss)
   on investments ...........................            10,518             30,614             20,402             10,618
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            11,018            100,301             20,589             12,055
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................             9,268             69,808             19,639             11,286
                                                ===============    ===============    ===============    ===============

Investment activity:                                AIMPreEq           AIMPreEq2           AlGrIncB          AlPremGrB
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $         2,097              5,870             32,018                  -
  Mortality and expense risk charges (note 2)            (6,208)           (33,869)           (77,256)           (69,748)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (4,111)           (27,999)           (45,238)           (69,748)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....            45,152            208,444            450,091            410,766
  Cost of mutual fund shares sold ...........           (49,569)          (172,547)          (339,781)          (343,669)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            (4,417)            35,897            110,310             67,097
  Change in unrealized gain (loss)
   on investments ...........................            26,897             55,487            318,440            246,586
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            22,480             91,384            428,750            313,683
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $        18,369             63,385            383,512            243,935
                                                ===============    ===============    ===============    ===============

Investment activity:                               AISmCapValB        ACVPIncGr          ACVPIncGr2        ACVPInflaPro
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................             4,620          3,585,794             55,391          1,341,299
  Mortality and expense risk charges (note 2)          (110,480)        (2,868,721)           (90,042)          (490,027)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (105,860)           717,073            (34,651)           851,272
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           719,958         44,162,120            420,268         10,088,062
  Cost of mutual fund shares sold ...........          (468,235)       (45,934,533)          (335,826)        (9,859,385)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           251,723         (1,772,413)            84,442            228,677
  Change in unrealized gain (loss)
   on investments ...........................           661,103         27,442,122            438,480            791,146
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           912,826         25,669,709            522,922          1,019,823
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           138,601                  -                  -             19,255
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           945,567         26,386,782            488,271          1,890,350
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                ACVPInt            ACVPInt3           ACVPUltra         ACVPUltra2
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       635,306            354,886                  -                  -
  Mortality and expense risk charges (note 2)        (1,254,643)          (731,538)          (202,016)           (55,086)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (619,337)          (376,652)          (202,016)           (55,086)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        19,246,490         11,392,368          7,332,920            370,212
  Cost of mutual fund shares sold ...........       (18,756,261)       (10,851,033)        (6,053,457)          (301,924)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           490,229            541,335          1,279,463             68,288
  Change in unrealized gain (loss)
   on investments ...........................        14,092,421          7,613,968            364,291            243,600
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        14,582,650          8,155,303          1,643,754            311,888
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    13,963,313          7,778,651          1,441,738            256,802
                                                ===============    ===============    ===============    ===============

Investment activity:                                ACVPVal            ACVPVal2           BBTCapMgr         BBTLgCapV
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................         5,043,376             70,417             13,288             63,751
  Mortality and expense risk charges (note 2)        (6,224,168)          (150,123)           (25,314)           (45,674)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,180,792)           (79,706)           (12,026)            18,077
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        63,353,617            990,122            580,767            268,959
  Cost of mutual fund shares sold ...........       (57,018,997)          (727,660)          (557,508)          (279,127)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         6,334,620            262,462             23,259            (10,168)
  Change in unrealized gain (loss)
   on investments ...........................        53,201,189            719,414            159,971            394,666
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        59,535,809            981,876            183,230            384,498
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................         3,912,210             64,635                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        62,267,227            966,805            171,204            402,575
                                                ===============    ===============    ===============    ===============

Investment activity:                               BBTLgCoGr          BBTMdCapGr          CSGPVen           CSIntFoc
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $         7,891                  -                  -             87,215
  Mortality and expense risk charges (note 2)           (25,994)           (34,452)           (38,404)           (89,385)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (18,103)           (34,452)           (38,404)            (2,170)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           126,386            159,622            807,175          1,315,006
  Cost of mutual fund shares sold ...........          (131,151)          (145,178)          (793,027)        (1,249,536)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            (4,765)            14,444             14,148             65,470
  Change in unrealized gain (loss)
   on investments ...........................            93,814            407,247            628,183          1,068,964
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            89,049            421,691            642,331          1,134,434
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $        70,946            387,239            603,927          1,132,264
                                                ===============    ===============    ===============    ===============

Investment activity:                                CSLCapV           DryELeadS         DrySmCapIxS          DrySRGroS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................            77,848                 --            232,497                628
  Mortality and expense risk charges (note 2)          (154,984)           (27,125)          (569,581)            (7,655)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (77,136)           (27,125)          (337,084)            (7,027)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         4,217,955            181,146         28,925,440             21,973
  Cost of mutual fund shares sold ...........        (4,070,618)          (117,211)       (25,012,156)           (19,474)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           147,337             63,935          3,913,284              2,499
  Change in unrealized gain (loss)
   on investments ...........................         1,415,248             (1,894)         4,400,053             19,896
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,562,585             62,041          8,313,337             22,395
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -            127,178          1,308,776                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         1,485,449            162,094          9,285,029             15,368
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                DrySRGro           DryStkIx          DryVIFApp         DryVIFAppS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       523,533         18,657,521          2,677,614             51,178
  Mortality and expense risk charges (note 2)        (1,528,282)       (12,025,420)        (1,936,413)           (66,249)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,004,749)         6,632,101            741,201            (15,071)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        24,446,360        136,972,262         31,489,494            166,293
  Cost of mutual fund shares sold ...........       (38,868,775)      (174,040,150)       (36,616,105)          (136,229)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....       (14,422,415)       (37,067,888)        (5,126,611)            30,064
  Change in unrealized gain (loss)
   on investments ...........................        21,675,991        122,552,674         10,330,001             87,050
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         7,253,576         85,484,786          5,203,390            117,114
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     6,248,827         92,116,887          5,944,591            102,043
                                                ===============    ===============    ===============    ===============

Investment activity:                              DryVIFDevLd       DryVIFIntVal         FedAmLeadS          FedCapApS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................               847              4,373              8,378              6,129
  Mortality and expense risk charges (note 2)            (6,570)            (5,296)           (12,447)           (23,887)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (5,723)              (923)            (4,069)           (17,758)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....            20,013             57,371             53,667            166,052
  Cost of mutual fund shares sold ...........           (17,912)           (44,234)           (42,427)          (130,975)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....             2,101             13,137             11,240             35,077
  Change in unrealized gain (loss)
   on investments ...........................            39,881             50,833             43,015             44,550
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            41,982             63,970             54,255             79,627
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -              6,104                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            36,259             69,151             50,186             61,869
                                                ===============    ===============    ===============    ===============

Investment activity:                               FedHiIncS          FedQualBd         FedQualBdS          FidVIPEIS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       482,402         16,727,504            492,945         12,516,544
  Mortality and expense risk charges (note 2)          (121,632)        (4,867,827)          (220,102)       (10,131,356)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           360,770         11,859,677            272,843          2,385,188
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         2,454,087         88,743,933          2,127,084         76,889,221
  Cost of mutual fund shares sold ...........        (2,242,240)       (86,803,550)        (2,105,742)       (75,229,451)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           211,847          1,940,383             21,342          1,659,770
  Change in unrealized gain (loss)
   on investments ...........................           (91,245)        (8,876,907)          (243,096)        74,957,662
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           120,602         (6,936,524)          (221,754)        76,617,432
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -          3,671,473            111,654          3,165,949
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $       481,372          8,594,626            162,743         82,168,569
                                                ===============    ===============    ===============    ===============

Investment activity:                                FidVIPEI2          FidVIPGrS          FidVIPGr2          FidVIPHIS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................           220,948          1,122,097              7,852         23,387,890
  Mortality and expense risk charges (note 2)          (286,163)        (7,661,289)          (109,148)        (3,231,487)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (65,215)        (6,539,192)          (101,296)        20,156,403
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         1,540,298        108,284,375            617,450        212,038,673
  Cost of mutual fund shares sold ...........        (1,155,359)      (181,989,577)          (475,995)      (195,982,457)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           384,939        (73,705,202)           141,455         16,056,216
  Change in unrealized gain (loss)
   on investments ...........................         1,051,925         89,715,070             32,193        (15,460,002)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,436,864         16,009,868            173,648            596,214
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................            57,580                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         1,429,229          9,470,676             72,352         20,752,617
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                FidVIPOvS        FidVIPOvS2R         FidVIPOvSR         FidVIPConS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       738,483             77,835            662,601          1,714,586
  Mortality and expense risk charges (note 2)          (737,819)          (143,080)          (839,766)        (8,149,361)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............               664            (65,245)          (177,165)        (6,434,775)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        11,051,524            708,283          8,250,502         50,816,596
  Cost of mutual fund shares sold ...........        (9,737,055)          (486,439)        (7,343,157)       (59,271,505)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,314,469            221,844            907,345         (8,454,909)
  Change in unrealized gain (loss)
   on investments ...........................         6,130,247            694,824          7,894,149        107,479,707
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         7,444,716            916,668          8,801,494         99,024,798
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     7,445,380            851,423          8,624,329         92,590,023
                                                ===============    ===============    ===============    ===============

Investment activity:                               FidVIPCon2        FidVIPIGBdS        FidVIPGrOpS        FidVIPMCap2
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................            28,756            623,415            439,952                  -
  Mortality and expense risk charges (note 2)          (252,291)          (268,145)          (980,341)          (163,129)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (223,535)           355,270           (540,389)          (163,129)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           985,111          7,518,291         14,509,752            658,277
  Cost of mutual fund shares sold ...........          (767,482)        (7,810,940)       (21,908,817)          (452,749)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           217,629           (292,649)        (7,399,065)           205,528
  Change in unrealized gain (loss)
   on investments ...........................         1,739,696            154,950         12,765,695          1,850,811
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,957,325           (137,699)         5,366,630          2,056,339
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -            440,690                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         1,733,790            658,261          4,826,241          1,893,210
                                                ===============    ===============    ===============    ===============

Investment activity:                               FidVIPValS        FidVIPValS2          FHCapAp           FHCoreEq
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -                  -                  -             15,998
  Mortality and expense risk charges (note 2)          (738,986)           (46,764)            (7,191)           (23,914)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (738,986)           (46,764)            (7,191)            (7,916)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        50,682,749            370,954             40,460            221,120
  Cost of mutual fund shares sold ...........       (49,654,195)          (228,745)           (30,372)          (218,287)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,028,554            142,209             10,088              2,833
  Change in unrealized gain (loss)
   on investments ...........................         2,895,101            182,372             46,582             98,119
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         3,923,655            324,581             56,670            100,952
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           157,629              6,448             72,454                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     3,342,298            284,265            121,933             93,036
                                                ===============    ===============    ===============    ===============

Investment activity:                              FrVIPRisDiv2       FrVIPSmCapV2       FrVIPForSec2       FrVIPForSec3
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................               425                 42                766                  -
  Mortality and expense risk charges (note 2)            (1,817)              (611)              (677)               (53)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (1,392)              (569)                89                (53)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....            31,924              7,531              1,831              2,906
  Cost of mutual fund shares sold ...........           (31,866)            (6,795)            (1,790)            (2,685)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....                58                736                 41                221
  Change in unrealized gain (loss)
   on investments ...........................            29,810             16,974             13,202              2,263
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            29,868             17,710             13,243              2,484
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................               837                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            29,313             17,141             13,332              2,431
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               GVITCVal          GVITIntVal2        GVITIntVal3        GVITDMidCapI
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       994,614                 45            383,274          1,539,905
  Mortality and expense risk charges (note 2)          (861,970)               (33)          (216,456)        (3,451,130)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           132,644                 12            166,818         (1,911,225)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         5,103,795                204          2,893,563         26,609,921
  Cost of mutual fund shares sold ...........        (3,847,595)              (201)        (2,613,430)       (22,529,906)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,256,200                  3            280,133          4,080,015
  Change in unrealized gain (loss)
   on investments ..........................         10,555,909                582          3,493,675         28,670,704
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        11,812,109                585          3,773,808         32,750,719
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -          7,307,584
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    11,944,753                597          3,940,626         38,147,078
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITEmMrkts        GVITEmMrkts3      GVITEmMrkts6         GVITFHiInc
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................            34,800            416,039              1,318         14,634,869
  Mortality and expense risk charges (note 2)           (46,847)          (498,308)              (959)        (2,393,710)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (12,047)           (82,269)               359         12,241,159
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         1,751,759         24,574,562              1,339         81,924,860
  Cost of mutual fund shares sold ...........        (1,442,410)       (18,387,434)            (1,144)       (72,354,113)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           309,349          6,187,128                195          9,570,747
  Change in unrealized gain (loss)
   on investments ...........................            14,755         (5,144,179)            10,878         (5,297,847)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           324,104          1,042,949             11,073          4,272,900
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           302,339          3,589,995             11,318                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           614,396          4,550,675             22,750         16,514,059
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITGlFin1          GVITGlFin3        GVITGlHlth         GVITGlHlth3
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $           589            128,494                  -                  -
  Mortality and expense risk charges (note 2)              (549)          (104,546)            (1,173)          (332,470)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............                40             23,948             (1,173)          (332,470)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....            32,019          6,468,316             60,570         12,648,295
  Cost of mutual fund shares sold ...........           (27,311)        (5,769,291)           (59,543)       (11,985,029)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            4,708             699,025              1,027            663,266
  Change in unrealized gain (loss)
   on investments ...........................             (332)            (74,111)             4,755            598,683
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            4,376             624,914              5,782          1,261,949
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................            2,562             538,454                437            113,065
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $         6,978          1,187,316              5,046          1,042,544
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITGlTech         GVITGlTech3         GVITGlUtl1         GVITGlUtl3
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                  -                835            147,389
  Mortality and expense risk charges (note 2)           (41,555)          (260,368)              (781)          (103,034)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (41,555)          (260,368)                54             44,355
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           801,024         15,176,713             53,512          2,003,466
  Cost of mutual fund shares sold ...........          (943,658)       (13,964,054)           (43,680)        (1,560,451)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....          (142,634)         1,212,659              9,832            443,015
  Change in unrealized gain (loss)
    on investments ..........................           251,984         (2,487,881)             3,477          1,877,480
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           109,350         (1,275,222)            13,309          2,320,495
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -              3,231            820,589
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            67,795         (1,535,590)            16,594          3,185,439
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               GVITGvtBd          GVITGvtBd2         GVITGrowth          GVITIDAgg
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $    38,922,758            987,463            283,782            944,755
  Mortality and expense risk charges (note 2)        (8,493,116)          (343,569)          (971,405)          (779,425)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        30,429,642            643,894           (687,623)           165,330
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....       199,308,833          5,081,705         15,844,591         22,770,366
  Cost of mutual fund shares sold ...........      (200,032,152)        (5,294,436)       (18,701,476)       (18,411,731)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....          (723,319)          (212,731)        (2,856,885)         4,358,635
  Change in unrealized gain (loss)
   on investments ...........................       (30,035,683)          (618,705)         9,359,622            662,003
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........       (30,759,002)          (831,436)         6,502,737          5,020,638
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................        14,599,981            385,879                  -          1,361,989
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    14,270,621            198,337          5,815,114          6,547,957
                                                ===============    ===============    ===============    ===============

Investment activity:                                GVITIDCon         GVITIDMod        GVITIDModAgg       GVITIDModCon
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................         2,594,233          7,511,035          3,319,524          3,794,341
  Mortality and expense risk charges (note 2)        (1,482,108)         (4,908,961)        (2,455,106)        (2,268,189)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............         1,112,125          2,602,074            864,418          1,526,152
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        29,170,081         17,632,150         14,529,945         16,832,119
  Cost of mutual fund shares sold ...........       (27,456,490)       (16,709,411)       (12,579,339)       (15,455,221)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,713,591            922,739          1,950,606          1,376,898
  Change in unrealized gain (loss)
   on investments ...........................          (367,739)        24,203,003         14,023,854          5,686,325
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,345,852         25,125,742         15,974,460          7,063,223
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................         1,103,556          2,049,052          2,757,866          1,174,724
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         3,561,533         29,776,868         19,596,744          9,764,099
                                                ===============    ===============    ===============    ===============

Investment activity:                               GVITIntGro        GVITIntGro3        GVITIntVal6         GVITJPBal
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $         9,140             61,694              1,405          3,063,008
  Mortality and expense risk charges (note 2)           (13,700)           (69,416)            (2,004)        (1,878,898)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            (4,560)            (7,722)              (599)         1,184,110
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           284,581          1,439,147             14,408         20,158,004
  Cost of mutual fund shares sold ...........          (268,664)        (1,062,573)           (13,136)       (22,842,236)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            15,917            376,574              1,272         (2,684,232)
  Change in unrealized gain (loss)
    on investments ..........................           121,161            406,911             49,459         12,346,423
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           137,078            783,485             50,731          9,662,191
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $       132,518            775,763             50,132         10,846,301
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITSMdCpGr         GVITMyMkt         GVITNWFund         GVITNWFund2
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -          5,394,244          5,408,473             25,311
  Mortality and expense risk charges (note 2)        (1,125,786)        (8,337,225)        (4,684,132)           (46,265)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,125,786)        (2,942,981)           724,341            (20,954)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        18,860,908        611,978,131         60,610,070            288,143
  Cost of mutual fund shares sold ...........       (14,115,325)      (611,978,131)      (111,433,127)          (220,771)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         4,745,583                  -        (50,823,057)            67,372
  Change in unrealized gain (loss)
    on investments ..........................         8,316,015                  -         84,255,029            126,511
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        13,061,598                  -         33,431,972            193,883
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        11,935,812         (2,942,981)        34,156,313            172,929
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               GVITLead            GVITLead3        GVITNStrVal        GVITSmCapGr
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $            14             25,996                  -                  -
  Mortality and expense risk charges (note 2)               (44)           (74,446)           (45,730)        (1,197,364)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............               (30)           (48,450)           (45,730)        (1,197,364)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             3,755          2,523,573         15,338,685         56,435,551
  Cost of mutual fund shares sold ...........            (2,862)        (2,064,854)       (13,921,221)       (50,600,925)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....               893            458,719          1,417,464          5,834,626
  Change in unrealized gain (loss)
   on investments ...........................              (366)           422,065           (479,313)         6,141,078
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........               527            880,784            938,151         11,975,704
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                53             94,639                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $           550            926,973            892,421         10,778,340
                                                ===============    ===============    ===============    ===============

Investment activity:                             GVITSmCapGr2       GVITSmCapVal       GVITSmCapVal2       GVITSmComp
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                941                  -                  -
  Mortality and expense risk charges (note 2)           (35,177)        (5,297,100)           (56,655)        (3,731,101)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (35,177)        (5,296,159)           (56,655)        (3,731,101)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           178,703         78,082,018            325,901         37,031,282
  Cost of mutual fund shares sold ...........          (128,479)       (69,707,132)          (184,706)       (32,155,693)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            50,224          8,374,886            141,195          4,875,589
  Change in unrealized gain (loss)
   on investments ...........................           198,201         28,054,550            119,231         11,696,543
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           248,425         36,429,436            260,426         16,572,132
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -         32,764,430            252,212         39,197,787
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           213,248         63,897,707            455,983         52,038,818
                                                ===============    ===============    ===============    ===============

Investment activity:                              GVITSmComp2        GVITTGroFoc       GVITTGroFoc3         GVITUSGro
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -                  -                  -                  -
  Mortality and expense risk charges (note 2)           (81,559)            (6,075)           (17,885)            (1,813)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (81,559)            (6,075)           (17,885)            (1,813)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           418,426          1,828,539          5,776,485             31,175
  Cost of mutual fund shares sold ...........          (290,033)        (1,817,735)        (4,951,685)           (30,968)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           128,393             10,804            824,800                207
  Change in unrealized gain (loss)
    on investments ..........................            99,639             40,560           (698,770)            24,308
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           228,032             51,364            126,030             24,515
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           556,124                  -                  -              4,275
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $       702,597             45,289            108,145             26,977
                                                ===============    ===============    ===============    ===============

Investment activity:                               GVITUSGro3       GVITVKMultiSec       GVITWLead          GVITWLead3
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                  -         8,516,418                  -                  -
  Mortality and expense risk charges (note 2)          (355,018)        (2,098,209)          (241,674)           (88,768)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (355,018)         6,418,209           (241,674)           (88,768)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        25,075,345         19,095,992          3,485,885          3,169,899
  Cost of mutual fund shares sold ...........       (21,313,916)       (17,874,758)        (2,425,259)        (2,592,509)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         3,761,429          1,221,234          1,060,626            577,390
  Change in unrealized gain (loss)
    on investments ..........................        (2,494,228)         1,131,198          2,083,599            347,183
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,267,201          2,352,432          3,144,225            924,573
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................         1,288,130                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         2,200,313          8,770,641          2,902,551            835,805
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                 JanBal           JanCapAp          JanGlTechS2         JanGlTech
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $         1,865             56,278                  -                  -
  Mortality and expense risk charges (note 2)            (1,049)        (2,907,751)          (246,891)          (682,897)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............               816         (2,851,473)          (246,891)          (682,897)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             9,119         42,334,015          4,625,301         12,214,108
  Cost of mutual fund shares sold ...........            (8,999)       (45,880,976)        (3,591,912)       (13,850,500)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....               120         (3,546,961)         1,033,389         (1,636,392)
  Change in unrealized gain (loss)
   on investments ...........................             4,072         41,588,779           (891,531)         1,354,607
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........             4,192         38,041,818            141,858           (281,785)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $         5,008         35,190,345           (105,033)          (964,682)
                                                ===============    ===============    ===============    ===============

Investment activity:                              JanIntGroS2         JanIntGro          JanRMgCore        JPMSTMidCap
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................           467,154            982,122             54,314                  -
  Mortality and expense risk charges (note 2)          (684,883)        (1,480,701)           (34,132)           (58,806)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (217,729)          (498,579)            20,182            (58,806)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         8,344,854         24,113,171          2,038,857          2,121,450
  Cost of mutual fund shares sold ...........        (7,827,081)       (22,878,200)        (1,913,052)        (2,140,247)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           517,773          1,234,971            125,805            (18,797)
  Change in unrealized gain (loss)
   on investments ...........................         7,898,311         18,090,627             53,515          1,655,096
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         8,416,084         19,325,598            179,320          1,636,299
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -            299,482                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         8,198,355         18,827,019            498,984          1,577,493
                                                ===============    ===============    ===============    ===============

Investment activity:                              MFSInvGrStS       MFSMidCapGrS        MFSNewDiscS          MFSValS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -                  -                  -             14,522
  Mortality and expense risk charges (note 2)              (785)           (78,317)           (36,155)           (63,266)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............              (785)           (78,317)           (36,155)           (48,744)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             8,149            345,159            394,299            635,685
  Cost of mutual fund shares sold ...........            (8,282)          (231,829)          (298,428)          (500,638)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....              (133)           113,330             95,871            135,047
  Change in unrealized gain (loss)
   on investments ...........................            21,049            472,152             32,519            282,957
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........            20,916            585,482            128,390            418,004
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -             52,821
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $        20,131            507,165             92,235            422,081
                                                ===============    ===============    ===============    ===============

Investment activity:                               NBAMTFasc         NBAMTFocus          NBAMTGuard         NBAMTLMat
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                  -            133,395          1,549,604
  Mortality and expense risk charges (note 2)           (30,786)           (18,835)        (1,306,704)          (435,006)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (30,786)           (18,835)        (1,173,309)         1,114,598
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           133,522            174,997         16,883,770         12,415,965
  Cost of mutual fund shares sold ...........           (98,878)           (95,176)       (16,998,298)       (12,945,833)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            34,644             79,821           (114,528)          (529,868)
  Change in unrealized gain (loss)
   on investments ...........................           155,318           (127,500)        15,968,141           (756,423)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           189,962            (47,679)        15,853,613         (1,286,291)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................             5,333             99,055                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           164,509             32,541         14,680,304           (171,693)
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               NBAMTMCGr          NBAMTPart         NBAMSocRes          OppAggGro
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -             13,433                  -                  -
  Mortality and expense risk charges (note 2)        (2,129,247)        (1,322,161)            (5,003)        (2,399,771)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (2,129,247)        (1,308,728)            (5,003)        (2,399,771)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        31,623,358         17,493,347            386,884         32,867,030
  Cost of mutual fund shares sold ...........       (25,316,146)       (12,418,298)          (364,993)       (32,405,246)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         6,307,212          5,075,049             21,891            461,784
  Change in unrealized gain (loss)
   on investments ...........................        20,194,414         15,533,878            102,288         36,144,442
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        26,501,626         20,608,927            124,179         36,606,226
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    24,372,379         19,300,199            119,176         34,206,455
                                                ===============    ===============    ===============    ===============

Investment activity:                               OppCapAp           OppCapApS          OppGlSec3           OppGlSec
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................         1,487,352             16,828          1,538,541          2,375,782
  Mortality and expense risk charges (note 2)        (5,672,420)          (134,414)        (1,719,488)        (2,290,613)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (4,185,068)          (117,586)          (180,947)            85,169
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        43,866,124            582,981          4,719,016         34,445,023
  Cost of mutual fund shares sold ...........       (49,399,725)          (463,784)        (3,491,827)       (22,216,468)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....        (5,533,601)           119,197          1,227,189         12,228,555
  Change in unrealized gain (loss)
   on investments ...........................        35,498,301            340,724         23,634,362         17,606,234
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        29,964,700            459,921         24,861,551         29,834,789
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        25,779,632            342,335         24,680,604         29,919,958
                                                ===============    ===============    ===============    ===============

Investment activity:                              OppGlSecS          OppHighIncS         OppMSFund         OppMSFundS
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $        77,613                179          3,279,329             60,771
  Mortality and expense risk charges (note 2)          (123,100)              (482)        (4,660,236)          (157,260)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (45,487)              (303)        (1,380,907)           (96,489)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         1,130,587              9,802         54,633,020            747,137
  Cost of mutual fund shares sold ...........          (810,861)            (9,513)       (65,517,835)          (596,244)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           319,726                289        (10,884,815)           150,893
  Change in unrealized gain (loss)
   on investments ...........................           760,399              4,047         41,647,141            576,135
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,080,125              4,336         30,762,326            727,028
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     1,034,638              4,033         29,381,419            630,539
                                                ===============    ===============    ===============    ===============

Investment activity:                              OppMSSmCapS        OppStratBdS         PVTGroInc           StOpp2
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -            251,941                  -                  -
  Mortality and expense risk charges (note 2)              (300)           (90,700)               (86)        (2,661,540)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............              (300)           161,241                (86)        (2,661,540)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....             3,643            858,498              1,453         32,185,880
  Cost of mutual fund shares sold ...........            (3,336)          (790,739)            (1,432)       (33,214,408)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....               307             67,759                 21         (1,028,528)
  Change in unrealized gain (loss)
   on investments ...........................             7,295             79,520              2,240         36,093,988
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........             7,602            147,279              2,261         35,065,460
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................             7,302            308,520              2,175         32,403,920
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                             VEWrldEMktR1        VEWrldEMkt         VEWrldHAsR1         VEWrldHAs
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -            292,356                  -            134,541
  Mortality and expense risk charges (note 2)           (43,059)          (496,692)           (59,775)          (340,760)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (43,059)          (204,336)           (59,775)          (206,219)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         2,775,762         28,142,725          2,835,712         28,169,664
  Cost of mutual fund shares sold ...........        (2,939,457)       (23,245,422)        (2,491,969)       (23,193,396)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....          (163,695)         4,897,303            343,743          4,976,268
  Change in unrealized gain (loss)
   on investments ...........................         1,822,976          2,774,549          1,573,711            567,653
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         1,659,281          7,671,852          1,917,454          5,543,921
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     1,616,222          7,467,516          1,857,679          5,337,702
                                                ===============    ===============    ===============    ===============

Investment activity:                                VKCom2             VKEmGr2           VKCorPlus2          VKEmMkt
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................           131,160                  -             11,160          3,284,889
  Mortality and expense risk charges (note 2)          (325,219)           (51,422)            (4,746)          (591,928)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (194,059)           (51,422)             6,414          2,692,961
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           992,453            259,411            192,209         40,163,891
  Cost of mutual fund shares sold ...........          (734,828)          (222,321)          (190,482)       (37,730,513)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....           257,625             37,090              1,727          2,433,378
  Change in unrealized gain (loss)
   on investments ...........................         2,448,616            148,950             (3,614)        (3,994,573)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         2,706,241            186,040             (1,887)        (1,561,195)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                678          1,535,200
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         2,512,182            134,618              5,205          2,666,966
                                                ===============    ===============    ===============    ===============

Investment activity:                               VKMidCapG         VKUSRealEst         VicDivrStk         VicInvQBd
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $             -          4,077,142            102,434             37,412
  Mortality and expense risk charges (note 2)          (279,179)        (3,159,361)          (254,073)            (8,828)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (279,179)           917,781           (151,639)            28,584
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        10,417,842         35,018,986          4,358,491          2,793,220
  Cost of mutual fund shares sold ...........        (9,320,132)       (26,045,676)        (4,168,424)        (2,758,516)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,097,710          8,973,310            190,067             34,704
  Change in unrealized gain (loss)
   on investments ...........................         3,129,717         64,524,306          1,419,301            (38,356)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         4,227,427         73,497,616          1,609,368             (3,652)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -          4,746,395                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     3,948,248         79,161,792          1,457,729             24,932
                                                ===============    ===============    ===============    ===============

Investment activity:                              VicSmCoOpp          WRAsStrat              WRBal              WRBnd
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -          1,825,608          1,462,226          4,297,933
  Mortality and expense risk charges (note 2)           (24,496)        (1,711,883)        (1,271,861)        (1,355,915)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (24,496)           113,725            190,365          2,942,018
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         3,919,048          3,904,909          4,306,506         12,605,601
  Cost of mutual fund shares sold ...........        (2,599,656)        (3,599,189)        (4,038,437)       (12,044,666)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,319,392            305,720            268,069            560,935
  Change in unrealized gain (loss)
   on investments ...........................          (729,866)        13,774,631          6,797,525         (2,092,936)
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           589,526         14,080,351          7,065,594         (1,532,001)
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           103,340            973,928                  -          1,127,610
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           668,370         15,168,004          7,255,959          2,537,627
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                               WRCoreEq           WRDivInc           WRGrowth            WRHiInc
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $     1,532,956             43,221            858,877          5,488,221
  Mortality and expense risk charges (note 2)        (3,259,132)           (28,927)        (4,155,570)        (1,010,371)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,726,176)            14,294         (3,296,693)         4,477,850
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        17,028,524            136,155         20,389,995          5,403,158
  Cost of mutual fund shares sold ...........       (19,496,743)          (132,281)       (21,412,938)        (5,647,312)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....        (2,468,219)             3,874         (1,022,943)          (244,154)
  Change in unrealized gain (loss)
   on investments ...........................        23,388,835            543,682          9,890,810          2,191,358
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        20,920,616            547,556          8,867,867          1,947,204
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    19,194,440            561,850          5,571,174          6,425,054
                                                ===============    ===============    ===============    ===============

Investment activity:                                WRIntlII            WRIntl           WRLTBond           WRMicCpGr
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................            75,051            388,479          1,272,791                  -
  Mortality and expense risk charges (note 2)           (27,327)          (811,791)          (605,215)            (8,465)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............            47,724           (423,312)           667,576             (8,465)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....           820,064          6,271,483          6,637,132             80,658
  Cost of mutual fund shares sold ...........          (745,361)        (7,100,355)        (6,469,836)            78,835
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....            74,703           (828,872)           167,296              1,823
  Change in unrealized gain (loss)
   on investments ...........................           662,234          8,319,805           (695,302)           286,657
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........           736,937          7,490,933           (528,006)           288,480
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................            59,250                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           843,911          7,067,621            139,570            280,015
                                                ===============    ===============    ===============    ===============

Investment activity:                                WRMMkt            WRMortSec          WRRealEstS         WRSciTech
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $       175,208             45,028             36,157                  -
  Mortality and expense risk charges (note 2)          (341,085)            (5,415)           (13,833)        (1,408,887)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (165,877)            39,613             22,324         (1,408,887)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        22,757,579             47,427             15,240          4,039,808
  Cost of mutual fund shares sold ...........       (22,757,579)           (46,729)           (13,365)        (3,850,281)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....                 -                698              1,875            189,527
  Change in unrealized gain (loss)
   on investments ...........................                 -            (63,475)           524,093         15,915,340
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........                 -            (62,777)           525,968         16,104,867
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -             30,566             83,580                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $      (165,877)             7,402            631,872         14,695,980
                                                ===============    ===============    ===============    ===============

Investment activity:                                WRSmCap           WRSmCpVal           WRValue
                                                ---------------    ---------------    ---------------
  Reinvested dividends ......................                 -                  -          1,408,231
  Mortality and expense risk charges (note 2)        (1,963,573)           (26,693)        (1,673,482)
                                                ---------------    ---------------    ---------------
    Net investment income (loss) ............        (1,963,573)           (26,693)          (265,251)
                                                ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        14,284,847            141,898          2,841,208
  Cost of mutual fund shares sold ...........       (12,969,722)          (138,933)        (2,452,856)
                                                ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....         1,315,125              2,965            388,352
  Change in unrealized gain (loss)
   on investments ...........................        17,657,223            400,161         15,981,749
                                                ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        18,972,348            403,126         16,370,101
                                                ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -            359,498                  -
                                                ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        17,008,775            735,931         16,104,850
                                                ===============    ===============    ===============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                               Total                                AIMBal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    46,888,933         14,550,543                810              6,055
  Realized gain (loss) on investments .......       (68,723,067)      (656,766,863)            (3,597)            (4,305)
  Change in unrealized gain (loss)
    on investments ..........................     1,262,325,667      3,314,477,857             46,676             90,536
  Reinvested capital gains ..................       133,018,480          9,284,332                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............     1,373,510,013      2,681,545,869             43,889             92,286
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................       754,671,887      1,837,057,967             34,566            310,141
  Transfers between funds ...................                 -                  -            (15,092)               494
  Redemptions (note 3) ......................    (1,367,612,148)    (1,389,508,484)           (50,695)           (29,247)
  Annuity benefits ..........................        (4,068,343)        (3,008,693)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................          (335,477)          (347,576)
  Contingent deferred sales charges                           -                  -
    (note 2) ................................       (25,556,426)       (23,634,457)              (396)               (30)
  Adjustments to maintain reserves ..........          (700,167)        (1,809,052)                12                (55)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ................     (643,600,674)       418,749,705            (31,605)           281,303
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       729,909,339      3,100,295,574             12,284            373,589
Contract owners' equity beginning
  of period .................................    14,967,347,100     11,867,051,526            743,430            369,841
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $15,697,256,439     14,967,347,100            755,714            743,430
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................     1,306,834,707      1,263,729,276             78,940             45,020
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................       380,162,134      1,138,663,843              3,646             37,379
  Units redeemed ............................      (441,962,880)    (1,095,558,412)            (6,969)            (3,459)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................     1,245,033,961      1,306,834,707             75,617             78,940
                                                ===============    ===============    ===============    ===============

                                                            AIMBValue2                            AIMBlueCh
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (141,604)           (95,412)            (5,361)            (3,849)
  Realized gain (loss) on investments .......           198,455             77,955             (1,805)              (997)
  Change in unrealized gain (loss)
    on investments ..........................           631,308          1,652,838             19,086             71,907
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           688,159          1,635,381             11,920             67,061
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           493,252          3,672,413            132,618            148,160
  Transfers between funds ...................           326,725           (111,147)           (24,177)            (2,034)
  Redemptions (note 3) ......................          (316,784)          (116,611)           (12,253)            (5,809)
  Annuity benefits ..........................            (4,814)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (2,450)            (1,912)               (33)              (103)
  Adjustments to maintain reserves ..........               (71)              (194)                (6)               (53)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ................          495,858          3,442,549             96,149            140,161
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         1,184,017          5,077,930            108,069            207,222
Contract owners' equity beginning
  of period .................................         7,338,132          2,260,202            360,974            153,752
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         8,522,149          7,338,132            469,043            360,974
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           741,502            298,956             40,180             21,069
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           106,043            540,423             14,430             20,143
  Units redeemed ............................           (75,649)           (97,877)            (4,166)            (1,032)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           771,896            741,502             50,444             40,180
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             AIMCapAp                              AIMCapAp2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (1,750)              (787)           (30,493)           (23,587)
  Realized gain (loss) on investments .......               500                (73)            69,687             12,139
  Change in unrealized gain (loss)
    on investments ..........................            10,518             18,849             30,614            348,804
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             9,268             17,989             69,808            337,356
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            57,035             64,709             49,645            969,430
  Transfers between funds ...................             1,423                  8           (103,060)           (32,468)
  Redemptions (note 3) ......................            (1,918)            (1,047)          (120,337)           (29,714)
  Annuity benefits ..........................                 -                  -               (204)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................               (15)                (8)            (1,664)              (669)
  Adjustments to maintain reserves ..........               (10)               (14)               (53)              (103)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            56,515             63,648           (175,673)           906,476
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            65,783             81,637           (105,865)         1,243,832
Contract owners' equity beginning
  of period .................................           111,852             30,215          1,739,753            495,921
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       177,635            111,852          1,633,888          1,739,753
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            11,432              3,915            173,419             62,716
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             5,986              7,641             16,758            124,117
  Units redeemed ............................              (199)              (124)           (34,781)           (13,414)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            17,219             11,432            155,396            173,419
                                                ===============    ===============    ===============    ===============

                                                           AIMCapDev2                             AIMCoreEq
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............              (950)                 -               (769)              (133)
  Realized gain (loss) on investments .......               187                  -              1,437               (120)
  Change in unrealized gain (loss)
    on investments ..........................            20,402                  -             10,618             23,498
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            19,639                  -             11,286             23,245
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            92,403                  -             17,754             69,404
  Transfers between funds ...................           102,056                  -                  -                  -
  Redemptions (note 3) ......................            (1,544)                 -             (8,564)            (6,308)
  Annuity benefits ..........................            (1,563)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................               (38)                 -               (442)                 -
  Adjustments to maintain reserves ..........                (6)                 -                  8               (380)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           191,308                  -              8,756             62,716
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           210,947                  -             20,042             85,961
Contract owners' equity beginning
  of period .................................                 -                  -            147,046             61,085
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           210,947                  -            167,088            147,046
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -             14,504              7,344
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             7,507                  -              1,724              7,810
  Units redeemed ............................              (144)                 -               (877)              (650)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             7,363                  -             15,351             14,504
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             AIMPreEq                              AIMPreEq2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (4,111)            (3,900)           (27,999)           (18,730)
  Realized gain (loss) on investments .......            (4,417)            (6,340)            35,897             (7,103)
  Change in unrealized gain (loss)
    on investments ..........................            26,897             90,266             55,487            295,660
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            18,369             80,026             63,385            269,827
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            62,839             55,146            142,294            943,215
  Transfers between funds ...................               694                576            (17,043)            44,607
  Redemptions (note 3) ......................           (42,739)           (28,896)           (86,981)           (33,446)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (1,774)            (1,670)              (898)              (583)
  Adjustments to maintain reserves ..........               (16)               (22)               (47)               (92)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            19,004             25,134             37,325            953,701
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            37,373            105,160            100,710          1,223,528
Contract owners' equity beginning
  of period .................................           426,173            321,013          1,800,438            576,910
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       463,546            426,173          1,901,148          1,800,438
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            49,765             46,242            191,437             75,225
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             7,359              7,696             24,921            143,829
  Units redeemed ............................            (5,287)            (4,173)           (21,112)           (27,617)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            51,837             49,765            195,246            191,437
                                                ===============    ===============    ===============    ===============

                                                             AlGrIncB                              AlPremGrB
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (45,238)           (22,604)           (69,748)           (51,785)
  Realized gain (loss) on investments .......           110,310              5,984             67,097              9,722
  Change in unrealized gain (loss)
    on investments ..........................           318,440            646,304            246,586            620,884
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           383,512            629,684            243,935            578,821
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           245,102          2,023,384            132,051          2,475,918
  Transfers between funds ...................           383,010            552,167            (83,686)            42,355
  Redemptions (note 3) ......................          (162,302)           (58,372)          (179,279)          (155,233)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (1,288)            (1,127)            (2,898)            (1,571)
  Adjustments to maintain reserves ..........                (3)               (80)               (20)              (158)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           464,519          2,515,972           (133,832)         2,361,311
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           848,031          3,145,656            110,103          2,940,132
Contract owners' equity beginning
  of period .................................         3,793,585            647,929          3,923,210            983,078
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         4,641,616          3,793,585          4,033,313          3,923,210
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           371,825             82,504            414,836            126,001
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            87,783            305,246             27,924            349,583
  Units redeemed ............................           (42,921)           (15,925)           (41,917)           (60,748)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           416,687            371,825            400,843            414,836
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             AISmCapValB                            ACVPIncGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (105,860)           (48,915)           717,073            182,941
  Realized gain (loss) on investments .......           251,723             19,198         (1,772,413)       (19,137,178)
  Change in unrealized gain (loss)
    on investments ..........................           661,103          1,396,054         27,442,122         71,652,458
  Reinvested capital gains ..................           138,601             50,306                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           945,567          1,416,643         26,386,782         52,698,221
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           171,079          2,727,302          7,379,927         17,160,432
  Transfers between funds ...................           (82,844)           346,786        (10,300,027)        13,139,872
  Redemptions (note 3) ......................          (236,138)           (74,761)       (23,595,238)       (19,052,451)
  Annuity benefits ..........................              (315)                 -            (67,611)           (46,013)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (8,474)            (9,042)
  Contingent deferred sales charges
    (note 2) ................................            (4,203)            (1,312)          (423,523)          (402,460)
  Adjustments to maintain reserves ..........             1,120              5,668             47,922            (87,873)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (151,301)         3,003,683        (26,967,024)        10,702,465
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           794,266          4,420,326           (580,242)        63,400,686
Contract owners' equity beginning
  of period .................................         5,681,552          1,261,226        252,359,339        188,958,653
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     6,475,818          5,681,552        251,779,097        252,359,339
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           498,772            153,160         20,993,443         20,008,742
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            51,157            374,942          3,439,076          9,121,766
  Units redeemed ............................           (63,976)           (29,330)        (5,669,784)        (8,137,065)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           485,953            498,772         18,762,735         20,993,443
                                                ===============    ===============    ===============    ===============

                                                             ACVPIncGr2                            ACVPInflaPro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (34,651)           (33,757)           851,272             34,514
  Realized gain (loss) on investments .......            84,442             48,829            228,677             36,660
  Change in unrealized gain (loss)
    on investments ..........................           438,480            866,853            791,146            115,457
  Reinvested capital gains ..................                 -                  -             19,255              3,707
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           488,271            881,925          1,890,350            190,338
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           196,560          2,671,859          3,627,076          2,862,071
  Transfers between funds ...................           201,507           (163,357)        37,199,904         14,960,468
  Redemptions (note 3) ......................          (260,089)          (105,804)        (2,401,104)          (582,252)
  Annuity benefits ..........................                 -                  -            (24,204)            (1,230)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (49)                 -
  Contingent deferred sales charges
    (note 2) ................................            (2,789)                 -            (21,736)            (3,862)
  Adjustments to maintain reserves ..........               (12)              (166)            17,890               (308)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           135,177          2,402,532         38,397,777         17,234,887
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           623,448          3,284,457         40,288,127         17,425,225
Contract owners' equity beginning
  of period .................................         4,569,235          1,284,778         17,425,225                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         5,192,683          4,569,235         57,713,352         17,425,225
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           440,628            157,252          1,685,537                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            55,223            330,393          5,626,923          3,607,202
  Units redeemed ............................           (42,842)           (47,017)        (2,013,782)        (1,921,665)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           453,009            440,628          5,298,678          1,685,537
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              ACVPInt                              ACVPInt3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (619,337)          (376,002)          (376,652)          (232,973)
  Realized gain (loss) on investments .......           490,229         (5,003,659)           541,335           (890,040)
  Change in unrealized gain (loss)
    on investments ..........................        14,092,421         27,655,755          7,613,968         11,522,819
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        13,963,313         22,276,094          7,778,651         10,399,806
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           357,513            506,296          4,125,034          8,966,612
  Transfers between funds ...................        (9,355,238)       (15,656,984)         2,632,390          5,653,968
  Redemptions (note 3) ......................        (8,450,382)        (7,723,124)        (4,438,963)        (3,204,105)
  Annuity benefits ..........................           (41,989)           (37,245)              (204)                 -
  Annual contract maintenance charges
    (note 2) ................................            (3,202)            (3,730)              (751)              (610)
  Contingent deferred sales charges
    (note 2) ................................          (165,338)          (169,170)           (62,891)           (57,975)
  Adjustments to maintain reserves ..........            27,651           (144,319)            50,068            131,888
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (17,630,985)       (23,228,276)         2,304,683         11,489,778
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (3,667,672)          (952,182)        10,083,334         21,889,584
Contract owners' equity beginning
  of period .................................       116,571,010        117,523,192         56,813,017         34,923,433
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   112,903,338        116,571,010         66,896,351         56,813,017
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        10,982,643         13,652,082          5,738,677          4,339,185
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            28,748             51,302          2,045,319          2,929,664
  Units redeemed ............................        (1,660,761)        (2,720,741)        (1,844,426)        (1,530,172)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         9,350,630         10,982,643          5,939,570          5,738,677
                                                ===============    ===============    ===============    ===============

                                                              ACVPUItra                            ACVPUItra2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (202,016)          (114,859)           (55,086)           (36,419)
  Realized gain (loss) on investments .......         1,279,463            300,776             68,288              1,150
  Change in unrealized gain (loss)
    on investments ..........................           364,291          1,788,190            243,600            492,031
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,441,738          1,974,107            256,802            456,762
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,638,469          3,874,722             88,493          1,795,243
  Transfers between funds ...................            (8,760)         7,326,262            (47,831)           213,922
  Redemptions (note 3) ......................        (1,105,871)          (691,775)           (67,864)           (37,519)
  Annuity benefits ..........................            (6,940)            (3,037)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................              (221)               (97)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (17,704)            (7,990)              (535)              (666)
  Adjustments to maintain reserves ..........             3,216               (399)                (2)              (106)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           502,189         10,497,686            (27,739)         1,970,874
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         1,943,927         12,471,793            229,063          2,427,636
Contract owners' equity beginning
  of period .................................        15,883,971          3,412,178          3,093,529            665,893
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        17,827,898         15,883,971          3,322,592          3,093,529
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,599,480            427,070            318,356             84,098
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,060,405          2,230,184             34,684            247,659
  Units redeemed ............................        (1,024,394)        (1,057,774)           (38,347)           (13,401)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,635,491          1,599,480            314,693            318,356
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             ACVPVal                               ACVPVal2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,180,792)          (803,590)           (79,706)           (64,652)
  Realized gain (loss) on investments .......         6,334,620        (11,453,737)           262,462             18,037
  Change in unrealized gain (loss)
    on investments ..........................        53,201,189        112,313,929            719,414          1,603,879
  Reinvested capital gains ..................         3,912,210                  -             64,635                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        62,267,227        100,056,602            966,805          1,557,264
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        15,981,752         40,212,473            262,726          3,783,259
  Transfers between funds ...................        15,605,517          8,682,417            210,998            436,614
  Redemptions (note 3) ......................       (39,472,404)       (30,265,743)          (418,606)          (177,312)
  Annuity benefits ..........................          (105,213)           (55,597)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................            (7,118)            (6,990)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (706,616)          (563,147)            (7,785)            (3,460)
  Adjustments to maintain reserves ..........          (739,731)            71,889                 82               (235)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (9,443,813)        18,075,302             47,415          4,038,866
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        52,823,414        118,131,904          1,014,220          5,596,130
Contract owners' equity beginning
  of period .................................       489,389,745        371,257,841          7,970,560          2,374,430
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   542,213,159        489,389,745          8,984,780          7,970,560
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        31,663,303         30,662,966            732,705            276,263
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         8,406,739         18,604,333             97,395            519,970
  Units redeemed ............................        (9,003,449)       (17,603,996)           (93,551)           (63,528)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        31,066,593         31,663,303            736,549            732,705
                                                ===============    ===============    ===============    ===============

                                                             BBTCapMgr                             BBTLgCapV
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (12,026)           (13,138)            18,077             15,144
  Realized gain (loss) on investments .......            23,259            (23,664)           (10,168)           (13,786)
  Change in unrealized gain (loss)
    on investments ..........................           159,971            329,842            394,666            546,992
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           171,204            293,040            402,575            548,350
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions: ........................
  Purchase payments received from
    contract owners (note 3) ................           634,164            333,536            619,078          1,338,537
  Transfers between funds ...................          (215,769)               649            (33,946)             5,120
  Redemptions (note 3) ......................          (211,275)          (170,905)          (219,342)          (109,417)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (6,247)            (7,882)            (8,137)            (2,902)
  Adjustments to maintain reserves ..........               (61)               (95)               125               (308)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           200,812            155,303            357,778          1,231,030
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           372,016            448,343            760,353          1,779,380
Contract owners' equity beginning
  of period .................................         1,566,829          1,118,486          3,177,031          1,397,651
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         1,938,845          1,566,829          3,937,384          3,177,031
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           160,093            141,508            322,683            173,232
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           105,123             42,290             69,075            165,012
  Units redeemed ............................           (85,700)           (23,705)           (33,873)           (15,561)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           179,516            160,093            357,885            322,683
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             BBTLgCoGr                             BBTMdCapGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (18,103)           (18,240)           (34,452)           (20,151)
  Realized gain (loss) on investments .......            (4,765)           (13,956)            14,444             (1,079)
  Change in unrealized gain (loss)
    on investments ..........................            93,814            349,913            407,247            501,715
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            70,946            317,717            387,239            480,485
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           303,239            627,121            736,613            634,073
  Transfers between funds ...................           (49,903)               (22)            (9,463)            (2,862)
  Redemptions (note 3) ......................           (91,253)           (35,776)          (164,164)          (104,759)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (2,113)              (720)            (4,426)            (3,092)
  Adjustments to maintain reserves ..........               159               (262)               280               (228)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           160,129            590,341            558,840            523,132
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           231,075            908,058            946,079          1,003,617
Contract owners' equity beginning
  of period .................................         1,658,565            750,507          2,052,428          1,048,811
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,889,640          1,658,565          2,998,507          2,052,428
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           186,382            106,392            183,955            126,777
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            42,482             87,522             72,284             69,447
  Units redeemed ............................           (25,029)            (7,532)           (23,669)           (12,269)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           203,835            186,382            232,570            183,955
                                                ===============    ===============    ===============    ===============

                                                             CSGPVen                               CSIntFoc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (38,404)           (36,003)            (2,170)           (43,997)
  Realized gain (loss) on investments .......            14,148           (329,887)            65,470           (414,687)
  Change in unrealized gain (loss)
    on investments ..........................           628,183          1,734,142          1,068,964          2,783,606
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           603,927          1,368,252          1,132,264          2,324,922
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................             4,591             (4,326)             8,785              7,577
  Transfers between funds ...................          (380,323)          (433,771)          (400,347)          (978,695)
  Redemptions (note 3) ......................          (377,890)          (398,971)          (808,223)          (669,844)
  Annuity benefits ..........................                 -                  -                  -             (1,981)
  Annual contract maintenance charges
    (note 2) ................................               (56)               (71)               (68)               (85)
  Contingent deferred sales charges
    (note 2) ................................            (6,546)           (11,302)           (11,761)           (13,099)
  Adjustments to maintain reserves ..........                18             (4,034)            (2,280)            (6,185)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (760,206)          (852,475)        (1,213,894)        (1,662,312)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (156,279)           515,777            (81,630)           662,610
Contract owners' equity beginning
  of period .................................         4,142,199          3,626,422          9,417,708          8,755,098
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         3,985,920          4,142,199          9,336,078          9,417,708
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           447,652            572,102          1,056,590          1,294,997
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................               909                544                904                802
  Units redeemed ............................           (79,010)          (124,994)          (135,761)          (239,209)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           369,551            447,652            921,733          1,056,590
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             CSLCapV                               DryELeadS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (77,136)           (38,451)           (27,125)           (16,332)
  Realized gain (loss) on investments .......           147,337           (440,817)            63,935             11,273
  Change in unrealized gain (loss)
    on investments ..........................         1,415,248          3,421,741             (1,894)           357,676
  Reinvested capital gains ..................                 -                  -            127,178                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,485,449          2,942,473            162,094            352,617
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           195,032            240,886             91,714            624,875
  Transfers between funds ...................          (364,091)          (311,936)            (3,269)           111,095
  Redemptions (note 3) ......................        (1,353,458)        (1,733,593)           (37,800)           (35,253)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................              (240)              (263)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (20,470)           (28,234)              (218)              (178)
  Adjustments to maintain reserves ..........               688             (1,338)               (87)               (83)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (1,542,539)        (1,834,478)            50,340            700,456
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           (57,090)         1,107,995            212,434          1,053,073
Contract owners' equity beginning
  of period .................................        15,061,157         13,953,162          1,350,550            297,477
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    15,004,067         15,061,157          1,562,984          1,350,550
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,221,166          1,401,028            122,126             38,847
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           256,528            192,486             19,411             97,998
  Units redeemed ............................          (373,766)          (372,348)           (15,460)           (14,719)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,103,928          1,221,166            126,077            122,126
                                                ===============    ===============    ===============    ===============

                                                             DrySmCaplxS                           DrySRGros
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (337,084)          (158,389)            (7,027)            (4,243)
  Realized gain (loss) on investments .......         3,913,284          2,315,489              2,499                (56)
  Change in unrealized gain (loss)
    on investments ..........................         4,400,053          3,461,617             19,896             54,429
  Reinvested capital gains ..................         1,308,776            204,927                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         9,285,029          5,823,644             15,368             50,130
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         4,136,102          7,819,888             24,603            195,941
  Transfers between funds ...................        17,386,226         20,799,972             63,601             (1,971)
  Redemptions (note 3) ......................        (5,211,184)        (2,425,236)           (10,801)            (7,695)
  Annuity benefits ..........................           (25,599)           (12,832)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................              (758)              (241)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (53,032)           (30,060)               (50)              (561)
  Adjustments to maintain reserves ..........            19,951              7,764                (25)               (25)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        16,251,706         26,159,255             77,328            185,689
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        25,536,735         31,982,899             92,696            235,819
Contract owners' equity beginning
  of period .................................        41,317,156          9,334,257            333,031             97,212
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        66,853,891         41,317,156            425,727            333,031
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,945,170          1,223,668             36,008             12,952
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         5,404,493          7,791,273             10,062             25,658
  Units redeemed ............................        (4,049,346)        (5,069,771)            (1,800)            (2,602)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         5,300,317          3,945,170             44,270             36,008
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             DrySRGro                              DryStklx
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,004,749)        (1,315,993)         6,632,101          3,209,920
  Realized gain (loss) on investments .......       (14,422,415)       (31,002,625)       (37,067,888)       (72,317,275)
  Change in unrealized gain (loss)
    on investments ..........................        21,675,991         60,627,660        122,552,674        289,514,476
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         6,248,827         28,309,042         92,116,887        220,407,121
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,657,083          6,653,308         34,840,305         67,281,477
  Transfers between funds ...................        (3,954,806)        (8,645,842)       (20,204,953)       (19,221,419)
  Redemptions (note 3) ......................       (12,117,329)       (10,793,344)       (95,183,084)       (73,287,661)
  Annuity benefits ..........................           (55,201)           (37,084)          (217,320)          (119,771)
  Annual contract maintenance charges
    (note 2) ................................           (21,025)           (24,135)           (48,926)           (53,233)
  Contingent deferred sales charges
    (note 2) ................................          (256,031)          (256,875)        (1,739,446)        (1,484,455)
  Adjustments to maintain reserves ..........          (182,287)          (186,634)          (118,580)          (131,763)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (10,929,596)       (13,290,606)       (82,672,004)       (27,016,825)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (4,680,769)        15,018,436          9,444,883        193,390,296
Contract owners' equity beginning
  of period .................................       139,750,465        124,732,029      1,059,258,909        865,868,613
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   135,069,696        139,750,465      1,068,703,792      1,059,258,909
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        14,356,877         15,948,771         92,185,602         95,354,292
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,121,003          3,706,169         13,166,601         30,479,020
  Units redeemed ............................        (3,250,998)        (5,298,063)       (20,249,477)       (33,647,710)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        13,226,882         14,356,877         85,102,726         92,185,602
                                                ===============    ===============    ===============    ===============

                                                            DryVIFApp                              DryVIFAppS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           741,201            414,015            (15,071)            (9,170)
  Realized gain (loss) on investments .......        (5,126,611)        (7,950,497)            30,064              4,752
  Change in unrealized gain (loss)
    on investments ..........................        10,330,001         36,817,443             87,050            484,710
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         5,944,591         29,280,961            102,043            480,292
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         4,385,880         13,109,647            209,275          1,956,680
  Transfers between funds ...................        (8,328,617)        (2,726,456)           112,652             33,931
  Redemptions (note 3) ......................       (14,565,221)       (12,103,228)          (119,222)           (63,881)
  Annuity benefits ..........................          (116,318)           (81,652)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................            (7,314)            (8,313)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (275,422)          (224,127)            (1,441)              (982)
  Adjustments to maintain reserves ..........           817,002             18,711               (155)              (109)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (18,090,010)        (2,015,418)           201,109          1,925,639
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (12,145,419)        27,265,543            303,152          2,405,931
Contract owners' equity beginning
  of period .................................       175,134,928        147,869,385          3,413,604          1,007,673
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       162,989,509        175,134,928          3,716,756          3,413,604
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        14,368,474         14,518,204            345,131            120,876
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,979,084          5,067,288             37,044            247,553
  Units redeemed ............................        (3,509,294)        (5,217,018)           (16,765)           (23,298)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        12,838,264         14,368,474            365,410            345,131
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             DryVIFDevLD                           DryVIFIntVal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (5,723)            (4,617)              (923)               438
  Realized gain (loss) on investments .......             2,101               (510)            13,137             (1,409)
  Change in unrealized gain (loss)
    on investments ..........................            39,881             83,598             50,833             96,295
  Reinvested capital gains ..................                 -                  -              6,104                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            36,259             78,471             69,151             95,324
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            54,095             84,088             41,244            218,798
  Transfers between funds ...................           (10,137)               (33)           (41,953)            (1,120)
  Redemptions (note 3) ......................            (5,755)            (1,986)           (11,203)            (5,634)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................               (23)               (65)              (358)              (172)
  Adjustments to maintain reserves ..........               209                (76)                16                (11)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            38,389             81,928            (12,254)           211,861
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            74,648            160,399             56,897            307,185
Contract owners' equity beginning
  of period .................................           371,156            210,757            377,382             70,197
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       445,804            371,156            434,279            377,382
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            36,181             27,276             32,213              8,057
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             4,592              9,105              3,379             25,037
  Units redeemed ............................            (1,403)              (200)            (4,298)              (881)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            39,370             36,181             31,294             32,213
                                                ===============    ===============    ===============    ===============

                                                             FedAmLeadS                            FedCapAps
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            (4,069)            (4,108)           (17,758)           (13,847)
  Realized gain (loss) on investments .......            11,240              1,097             35,077              4,112
  Change in unrealized gain (loss)
    on investments ..........................            43,015            121,084             44,550            213,489
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            50,186            118,073             61,869            203,754
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            37,694            363,840             29,495            555,615
  Transfers between funds ...................            23,482             28,615            (60,524)            95,828
  Redemptions (note 3) ......................           (15,875)           (11,600)           (32,735)           (38,086)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................              (600)               (35)              (602)              (538)
  Adjustments to maintain reserves ..........               (15)               (48)               (50)               (33)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            44,686            380,772            (64,416)           612,786
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            94,872            498,845             (2,547)           816,540
Contract owners' equity beginning
  of period .................................           632,955            134,110          1,260,625            444,085
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           727,827            632,955          1,258,078          1,260,625
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            62,971             16,666            127,784             54,725
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             9,508             52,154              8,786             81,191
  Units redeemed ............................            (5,071)            (5,849)           (15,267)            (8,132)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            67,408             62,971            121,303            127,784
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FedHiIncS                             FedQualBd
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       360,770            102,067         11,859,677          9,457,505
  Realized gain (loss) on investments .......           211,847             74,770          1,940,383          7,041,322
  Change in unrealized gain (loss)
    on investments ..........................           (91,245)           555,564         (8,876,907)        (2,612,698)
  Reinvested capital gains ..................                 -                  -          3,671,473                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           481,372            732,401          8,594,626         13,886,129
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           271,593          4,345,259         12,300,100         70,734,000
  Transfers between funds ...................          (649,477)           754,565        (49,319,090)       (30,257,419)
  Redemptions (note 3) ......................          (703,366)          (156,277)       (33,756,198)       (46,620,250)
  Annuity benefits ..........................                 -                  -            (99,655)          (218,968)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (2,981)            (3,019)
  Contingent deferred sales charges
    (note 2) ................................            (2,489)            (3,136)          (527,229)          (671,540)
  Adjustments to maintain reserves ..........                10               (211)           157,761           (170,052)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (1,083,729)         4,940,200        (71,247,292)        (7,207,248)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (602,357)         5,672,601        (62,652,666)         6,678,881
Contract owners' equity beginning
  of period .................................         6,802,892          1,130,291        425,597,014        418,918,133
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     6,200,535          6,802,892        362,944,348        425,597,014
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           594,118            118,039         33,400,483         33,983,812
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           123,908            603,072          4,283,278         18,046,765
  Units redeemed ............................          (216,668)          (126,993)        (9,892,247)       (18,630,094)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           501,358            594,118         27,791,514         33,400,483
                                                ===============    ===============    ===============    ===============

                                                             FedQualBds                            FidVIPEIS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           272,843             68,980          2,385,188          2,957,135
  Realized gain (loss) on investments .......            21,342             49,972          1,659,770        (40,830,053)
  Change in unrealized gain (loss)
    on investments ..........................          (243,096)            66,593         74,957,662        216,526,362
  Reinvested capital gains ..................           111,654                  -          3,165,949                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           162,743            185,545         82,168,569        178,653,444
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           393,248         10,048,778         28,214,623         64,854,038
  Transfers between funds ...................          (981,821)        (1,270,391)        23,367,078         48,190,726
  Redemptions (note 3) ......................          (751,417)          (504,510)       (73,051,498)       (55,923,331)
  Annuity benefits ..........................                 -                  -           (258,035)          (135,363)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -            (10,845)           (10,528)
  Contingent deferred sales charges
    (note 2) ................................            (8,379)            (4,877)        (1,258,448)          (958,714)
  Adjustments to maintain reserves ..........              (121)              (618)          (677,502)            (8,175)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (1,348,490)         8,268,382        (23,674,627)        56,008,653
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (1,185,747)         8,453,927         58,493,942        234,662,097
Contract owners' equity beginning
  of period .................................        12,646,527          4,192,600        836,579,731        601,917,634
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        11,460,780         12,646,527        895,073,673        836,579,731
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,158,034            393,660         64,919,984         60,212,580
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            83,334          1,025,655         10,873,410         27,071,472
  Units redeemed ............................          (207,005)          (261,281)       (12,682,821)       (22,364,068)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,034,363          1,158,034         63,110,573         64,919,984
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPEI2                             FidVIPGrS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (65,215)           (96,560)        (6,539,192)        (5,853,614)
  Realized gain (loss) on investments .......           384,939             22,557        (73,705,202)      (137,589,464)
  Change in unrealized gain (loss)
    on investments ..........................         1,051,925          3,129,669         89,715,070        305,059,557
  Reinvested capital gains ..................            57,580                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,429,229          3,055,666          9,470,676        161,616,479
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           611,034          8,370,813         19,375,929         36,005,367
  Transfers between funds ...................           204,525            437,918        (39,388,199)        (1,208,425)
  Redemptions (note 3) ......................          (649,027)          (328,496)       (58,181,743)       (45,629,834)
  Annuity benefits ..........................                 -                  -           (107,118)          (131,451)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -            (25,605)           (28,506)
  Contingent deferred sales charges
    (note 2) ................................            (9,765)            (2,048)        (1,199,407)        (1,026,702)
  Adjustments to maintain reserves ..........                54               (299)           165,408           (202,616)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           156,821          8,477,888        (79,360,735)       (12,222,167)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         1,586,050         11,533,554        (69,890,059)       149,394,312
Contract owners' equity beginning
  of period .................................        15,156,305          3,622,751        684,233,425        534,839,113
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    16,742,355         15,156,305        614,343,366        684,233,425
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,453,838            443,769         58,941,283         60,318,635
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           191,478          1,106,984          7,186,329         22,837,358
  Units redeemed ............................          (174,813)           (96,915)       (14,156,664)       (24,214,710)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,470,503          1,453,838         51,970,948         58,941,283
                                                ===============    ===============    ===============    ===============

                                                             FidVIPGr2                             FidVIPHIS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (101,296)           (73,170)        20,156,403         11,852,743
  Realized gain (loss) on investments .......           141,455             20,004         16,056,216         22,384,181
  Change in unrealized gain (loss)
    on investments ..........................            32,193          1,241,220        (15,460,002)        24,568,742
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            72,352          1,188,054         20,752,617         58,805,666
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           317,918          3,313,085          7,739,145         26,110,907
  Transfers between funds ...................            11,155             96,499        (45,098,634)        70,065,598
  Redemptions (note 3) ......................          (285,524)          (120,097)       (28,893,459)       (26,465,680)
  Annuity benefits ..........................                 -                  -            (33,698)           (29,096)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (3,297)            (3,442)
  Contingent deferred sales charges
    (note 2) ................................            (4,244)              (526)          (387,277)          (376,102)
  Adjustments to maintain reserves ..........               (51)              (158)            52,925             42,675
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            39,254          3,288,803        (66,624,295)        69,344,860
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           111,606          4,476,857        (45,871,678)       128,150,526
Contract owners' equity beginning
  of period .................................         5,981,099          1,504,242        324,110,785        195,960,259
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         6,092,705          5,981,099        278,239,107        324,110,785
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           619,256            202,676         35,327,848         26,938,971
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            77,964            456,810         22,592,550         58,315,696
  Units redeemed ............................           (74,304)           (40,230)       (29,852,561)       (49,926,819)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           622,916            619,256         28,067,837         35,327,848
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPOvS                             FidVIPOvS2R
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $           664           (176,474)           (65,245)           (64,500)
  Realized gain (loss) on investments .......         1,314,469         (3,076,782)           221,844             54,812
  Change in unrealized gain (loss)
    on investments ..........................         6,130,247         23,651,221            694,824          2,035,086
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         7,445,380         20,397,965            851,423          2,025,398
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           198,329            537,425            372,280          3,554,446
  Transfers between funds ...................        (3,824,188)        (7,727,998)           649,000              4,793
  Redemptions (note 3) ......................        (5,918,879)        (4,302,100)          (344,476)          (152,954)
  Annuity benefits ..........................           (20,179)           (10,721)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................            (1,045)            (1,103)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (135,866)           (92,362)            (6,591)              (563)
  Adjustments to maintain reserves ..........            29,692            (83,871)               405               (187)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (9,672,136)       (11,680,730)           670,618          3,405,535
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (2,226,756)         8,717,235          1,522,041          5,430,933
Contract owners' equity beginning
  of period .................................        68,581,584         59,864,349          6,988,652          1,557,719
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    66,354,828         68,581,584          8,510,693          6,988,652
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         6,173,912          7,674,047            646,592            202,377
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            39,078             43,998            134,371            513,879
  Units redeemed ............................          (903,899)        (1,544,133)           (72,701)           (69,664)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         5,309,091          6,173,912            708,262            646,592
                                                ===============    ===============    ===============    ===============

                                                             FidVIPOvSR                            FidVIPConS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (177,165)          (195,934)        (6,434,775)        (4,507,583)
  Realized gain (loss) on investments .......           907,345           (302,818)        (8,454,909)       (23,220,747)
  Change in unrealized gain (loss)
    on investments ..........................         7,894,149         14,003,683        107,479,707        162,538,409
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         8,624,329         13,504,931         92,590,023        134,810,079
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,104,185          7,214,455         24,564,304         49,277,631
  Transfers between funds ...................        20,442,176         19,016,865         54,710,889         10,604,840
  Redemptions (note 3) ......................        (5,396,077)        (1,809,731)       (57,631,258)       (41,625,713)
  Annuity benefits ..........................            (4,753)              (131)          (254,939)          (198,300)
  Annual contract maintenance charges
    (note 2) ................................              (628)              (340)           (23,138)           (24,206)
  Contingent deferred sales charges
    (note 2) ................................           (92,312)           (27,411)        (1,066,934)          (870,693)
  Adjustments to maintain reserves ..........            31,742            108,398          1,155,991             (7,151)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        20,084,333         24,502,105         21,454,915         17,156,408
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        28,708,662         38,007,036        114,044,938        151,966,487
Contract owners' equity beginning
  of period .................................        55,925,673         17,918,637        656,129,896        504,163,409
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        84,634,335         55,925,673        770,174,834        656,129,896
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         5,106,033          2,316,895         46,557,635         45,313,610
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         3,586,241          3,791,072         10,828,104         14,260,004
  Units redeemed ............................        (1,829,504)        (1,001,934)        (9,436,648)       (13,015,979)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         6,862,770          5,106,033         47,949,091         46,557,635
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPCon2                            FidVIPIGBdS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (223,535)          (140,236)           355,270            (34,382)
  Realized gain (loss) on investments .......           217,629             31,589           (292,649)             5,836
  Change in unrealized gain (loss)
    on investments ..........................         1,739,696          2,412,240            154,950            149,709
  Reinvested capital gains ..................                 -                  -            440,690                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,733,790          2,303,593            658,261            121,163
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           589,993          7,027,821          2,295,923          2,071,887
  Transfers between funds ...................           743,062            604,330         18,701,251          9,379,418
  Redemptions (note 3) ......................          (447,831)          (184,112)        (1,846,372)          (293,119)
  Annuity benefits ..........................                 -                  -            (10,022)            (1,314)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -               (219)                (6)
  Contingent deferred sales charges
    (note 2) ................................            (4,689)            (1,778)           (25,864)            (1,022)
  Adjustments to maintain reserves ..........                56               (264)            13,919                469
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           880,591          7,445,997         19,128,616         11,156,313
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         2,614,381          9,749,590         19,786,877         11,277,476
Contract owners' equity beginning
  of period .................................        12,657,188          2,907,598         11,277,476                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    15,271,569         12,657,188         31,064,353         11,277,476
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,168,158            337,942          1,077,164                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           177,664            897,404          3,110,124          1,507,694
  Units redeemed ............................           (99,203)           (67,188)        (1,296,093)          (430,530)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,246,619          1,168,158          2,891,195          1,077,164
                                                ===============    ===============    ===============    ===============

                                                             FidVIPGrOpS                           FidVIPMCap2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (540,389)          (389,580)          (163,129)           (81,089)
  Realized gain (loss) on investments .......        (7,399,065)       (14,286,860)           205,528             10,676
  Change in unrealized gain (loss)
    on investments ..........................        12,765,695         36,481,667          1,850,811          1,878,669
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         4,826,241         21,805,227          1,893,210          1,808,256
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         2,001,729          2,356,973            746,035          3,529,924
  Transfers between funds ...................        (4,484,481)        (6,408,512)           775,785            594,687
  Redemptions (note 3) ......................        (9,990,025)        (8,538,150)          (395,996)          (118,471)
  Annuity benefits ..........................           (15,657)           (18,518)            (1,591)                 -
  Annual contract maintenance charges
    (note 2) ................................            (2,026)            (2,326)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (192,162)          (174,358)            (4,035)            (1,623)
  Adjustments to maintain reserves ..........             7,543            (10,477)             6,115               (190)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (12,675,079)       (12,795,368)         1,126,313          4,004,327
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (7,848,838)         9,009,859          3,019,523          5,812,583
Contract owners' equity beginning
  of period .................................        96,048,626         87,038,767          7,623,045          1,810,462
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        88,199,788         96,048,626         10,642,568          7,623,045
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        10,741,094         12,480,171            656,982            211,852
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           510,985          1,335,597            153,919            482,447
  Units redeemed ............................        (1,928,845)        (3,074,674)           (69,414)           (37,317)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         9,323,234         10,741,094            741,487            656,982
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPValS                            FidVIPValS2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (738,986)          (279,775)           (46,764)           (24,057)
  Realized gain (loss) on investments .......         1,028,554          6,752,263            142,209            176,805
  Change in unrealized gain (loss)
    on investments ..........................         2,895,101          1,985,566            182,372            458,030
  Reinvested capital gains ..................           157,629            293,422              6,448             10,081
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         3,342,298          8,751,476            284,265            620,859
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         4,094,308          4,996,329            222,906            811,914
  Transfers between funds ...................         8,980,971         30,004,669            395,083            253,649
  Redemptions (note 3) ......................        (5,140,335)        (1,891,915)           (77,921)           (33,735)
  Annuity benefits ..........................           (18,236)            (8,806)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................              (534)               (98)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (88,695)           (28,192)              (494)              (375)
  Adjustments to maintain reserves ..........            24,467            (24,605)                65                (81)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         7,851,946         33,047,382            539,639          1,031,372
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        11,194,244         41,798,858            823,904          1,652,231
Contract owners' equity beginning
  of period .................................        48,502,026          6,703,168          2,099,853            447,622
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    59,696,270         48,502,026          2,923,757          2,099,853
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         4,151,781            897,365            182,049             59,983
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         7,505,734         14,039,508             77,813            178,722
  Units redeemed ............................        (7,117,363)       (10,785,092)           (32,977)           (56,656)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         4,540,152          4,151,781            226,885            182,049
                                                ===============    ===============    ===============    ===============

                                                             FHCapAp                               FHCoreEq
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            (7,191)            (4,838)            (7,916)           (13,413)
  Realized gain (loss) on investments .......            10,088             (1,226)             2,833            (28,858)
  Change in unrealized gain (loss)
    on investments ..........................            46,582            311,278             98,119            480,815
  Reinvested capital gains ..................            72,454                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           121,933            305,214             93,036            438,544
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            68,891            127,146            121,927            477,443
  Transfers between funds ...................              (255)            74,214           (116,899)            87,598
  Redemptions (note 3) ......................           (42,066)           (17,698)          (106,325)          (134,190)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................              (496)              (121)            (1,638)            (3,784)
  Adjustments to maintain reserves ..........               (16)               (95)               (51)             1,701
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            26,058            183,446           (102,986)           428,768
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           147,991            488,660             (9,950)           867,312
Contract owners' equity beginning
  of period .................................         1,123,966            635,306          2,291,178          1,423,866
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         1,271,957          1,123,966          2,281,228          2,291,178
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            89,589             71,602            241,003            190,512
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             6,680             20,443             15,015             93,260
  Units redeemed ............................            (4,564)            (2,456)           (26,132)           (42,769)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            91,705             89,589            229,886            241,003
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                          FrVIPRisDiv2                          FrVIPSmCapV2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (1,392)                 -               (569)                 -
  Realized gain (loss) on investments .......                58                  -                736                  -
  Change in unrealized gain (loss)
    on investments ..........................            29,810                  -             16,974                  -
  Reinvested capital gains ..................               837                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            29,313                  -             17,141                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           428,541                  -            158,291                  -
  Transfers between funds ...................            40,478                  -             64,152                  -
  Redemptions (note 3) ......................            (4,290)                 -               (671)                 -
  Annuity benefits ..........................           (14,249)                 -             (5,840)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................                 -                  -                  -                  -
  Adjustments to maintain reserves ..........               103                  -                 (3)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           450,583                  -            215,929                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ........          479,896                  -            233,070                  -
Contract owners' equity beginning
  of period .................................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ........  $       479,896                  -            233,070                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            44,349                  -             18,367                  -
  Units redeemed ............................            (1,625)                 -               (508)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            42,724                  -             17,859                  -
                                                ===============    ===============    ===============    ===============

                                                          FrVIPForSec2                          FrVIPForSec3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............                89                  -                (53)                 -
  Realized gain (loss) on investments .......                41                  -                221                  -
  Change in unrealized gain (loss)
    on investments ..........................            13,202                  -              2,263                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            13,332                  -              2,431                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           102,522                  -             39,619                  -
  Transfers between funds ...................                 -                  -                  -                  -
  Redemptions (note 3) ......................              (757)                 -             (1,061)                 -
  Annuity benefits ..........................           (10,813)                 -               (146)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................                 -                  -                  -                  -
  Adjustments to maintain reserves ..........                93                  -                 (3)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            91,045                  -            38,409                   -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           104,377                  -             40,840                  -
Contract owners' equity beginning
  of period .................................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           104,377                  -             40,840                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             9,190                  -              3,696                  -
  Units redeemed ............................              (846)                 -               (106)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             8,344                  -              3,590                  -
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITCVal                              GVITIntVal2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       132,644             59,023                 12                  -
  Realized gain (loss) on investments .......         1,256,200         (3,489,008)                 3                  -
  Change in unrealized gain (loss)
    on investments ..........................        10,555,909         14,454,074                582                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        11,944,753         11,024,089                597                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         3,781,813          5,147,961              3,917                  -
  Transfers between funds ...................        35,009,986          8,018,068                  -                  -
  Redemptions (note 3) ......................        (6,327,542)        (3,160,411)                 -                  -
  Annuity benefits ..........................           (30,698)           (11,511)              (171)                 -
  Annual contract maintenance charges
    (note 2) ................................            (1,279)              (828)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (112,208)           (47,211)                 -                  -
  Adjustments to maintain reserves ..........            18,796             (7,321)                (2)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        32,338,868          9,938,747              3,744                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        44,283,621         20,962,836              4,341                  -
Contract owners' equity beginning
  of period .................................        54,245,076         33,282,240                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    98,528,697         54,245,076              4,341                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         5,371,018          4,287,245                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         4,532,752          2,945,787                350                  -
  Units redeemed ............................        (1,529,921)        (1,862,014)               (14)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         8,373,849          5,371,018                336                  -
                                                ===============    ===============    ===============    ===============

                                                           GVITIntVal3                          GVITDMidCapl
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           166,818            (24,580)        (1,911,225)        (1,538,275)
  Realized gain (loss) on investments .......           280,133            886,538          4,080,015         (7,053,738)
  Change in unrealized gain (loss)
    on investments ..........................         3,493,675            475,421         28,670,704         68,228,073
  Reinvested capital gains ..................                 -                  -          7,307,584              1,510
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         3,940,626          1,337,379         38,147,078         59,637,570
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,644,153            341,824         11,875,890         24,079,746
  Transfers between funds ...................        24,650,487          4,671,715         18,994,566         11,446,453
  Redemptions (note 3) ......................        (1,334,536)           (66,034)       (21,782,567)       (16,068,806)
  Annuity benefits ..........................                 -                  -            (76,342)           (66,880)
  Annual contract maintenance charges
    (note 2) ................................              (104)                 -             (4,512)            (3,998)
  Contingent deferred sales charges
    (note 2) ................................           (18,083)            (1,251)          (368,045)          (276,642)
  Adjustments to maintain reserves ..........           (84,093)             1,622             96,017             44,911
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        24,857,824          4,947,876          8,735,007         19,154,784
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        28,798,450          6,285,255         46,882,085         78,792,354
Contract owners' equity beginning
  of period .................................         6,285,255                  -        263,032,318        184,239,964
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        35,083,705          6,285,255        309,914,403        263,032,318
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           458,485                  -         15,398,869         14,362,198
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,195,435          5,645,277          4,387,640          8,932,238
  Units redeemed ............................          (515,679)        (5,186,792)        (3,925,569)        (7,895,567)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         2,138,241            458,485         15,860,940         15,398,869
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITEmMrkts                           GVITEmMrkts3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (12,047)           (20,148)           (82,269)          (123,163)
  Realized gain (loss) on investments .......           309,349           (182,123)         6,187,128          1,425,871
  Change in unrealized gain (loss)
    on investments ..........................            14,755          2,015,695         (5,144,179)         8,314,911
  Reinvested capital gains ..................           302,339                  -          3,589,995                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           614,396          1,813,424          4,550,675          9,617,619
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            50,458             26,082          2,639,637          2,586,000
  Transfers between funds ...................        (1,208,395)          (531,852)         7,564,349         14,341,938
  Redemptions (note 3) ......................          (197,204)          (274,119)        (4,131,891)        (1,501,704)
  Annuity benefits ..........................            (6,895)            (8,490)              (588)                 -
  Annual contract maintenance charges
    (note 2) ................................              (186)              (153)              (504)              (143)
  Contingent deferred sales charges
    (note 2) ................................            (2,426)            (6,425)           (62,491)           (37,171)
  Adjustments to maintain reserves ..........            11,633                128             25,100              3,143
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (1,353,015)          (794,829)         6,033,612         15,392,063
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (738,619)         1,018,595         10,584,287         25,009,682
Contract owners' equity beginning
  of period .................................         4,486,203          3,467,608         34,902,010          9,892,328
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     3,747,584          4,486,203         45,486,297         34,902,010
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           406,653            515,037          2,849,141          1,318,331
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            24,677             16,383          3,233,682          2,669,042
  Units redeemed ............................          (147,211)          (124,767)        (2,976,576)        (1,138,232)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           284,119            406,653          3,106,247          2,849,141
                                                ===============    ===============    ===============    ===============

                                                             GVITEmMrkts6                          GVITFHiInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............               359                  -         12,241,159         11,281,596
  Realized gain (loss) on investments .......               195                  -          9,570,747          2,031,017
  Change in unrealized gain (loss)
    on investments ..........................            10,878                  -         (5,297,847)        19,103,214
  Reinvested capital gains ..................            11,318                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            22,750                  -         16,514,059         32,415,827
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            15,809                  -          6,619,153         19,713,725
  Transfers between funds ...................           118,135                  -          7,690,137         30,693,333
  Redemptions (note 3) ......................              (998)                 -        (17,628,815)       (16,550,572)
  Annuity benefits ..........................                 -                  -            (36,443)           (23,924)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (1,434)            (1,278)
  Contingent deferred sales charges
    (note 2) ................................                (1)                 -           (287,592)          (236,002)
  Adjustments to maintain reserves ..........                14                  -             54,570            (28,454)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           132,959                  -         (3,590,424)        33,566,828
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           155,709                  -         12,923,635         65,982,655
Contract owners' equity beginning
  of period .................................                 -                  -        204,038,119        138,055,464
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           155,709                  -        216,961,754        204,038,119
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         16,524,655         13,477,703
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            13,383                  -          9,445,595         21,012,937
  Units redeemed ............................               (89)                 -         (9,814,369)       (17,965,985)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            13,294                  -         16,155,881         16,524,655
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITGlFin1                            GVITGlFin3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $            40               (182)            23,948            (19,708)
  Realized gain (loss) on investments .......             4,708              4,008            699,025            130,809
  Change in unrealized gain (loss)
    on investments ..........................              (332)             1,626            (74,111)           522,299
  Reinvested capital gains ..................             2,562              3,062            538,454            517,212
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             6,978              8,514          1,187,316          1,150,612
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            14,243             15,896            334,997            763,758
  Transfers between funds ...................                 -                  -          3,067,052          1,497,125
  Redemptions (note 3) ......................            (1,015)            (8,748)          (979,769)          (296,640)
  Annuity benefits ..........................            (8,325)            (6,072)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (76)               (12)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -            (22,491)            (9,699)
  Adjustments to maintain reserves ..........               234                  7              1,971               (298)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............             5,137              1,083          2,401,684          1,954,234
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            12,115              9,597          3,589,000          3,104,846
Contract owners' equity beginning
  of period .................................            32,234             22,637          5,474,639          2,369,793
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $        44,349             32,234          9,063,639          5,474,639
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             2,686              2,635            444,314            268,594
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................               568                677            788,311            536,986
  Units redeemed ............................              (161)              (626)          (617,980)          (361,266)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             3,093              2,686            614,645            444,314
                                                ===============    ===============    ===============    ===============

                                                            GVITGlHlth                          GVITGlHlth3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            (1,173)              (252)          (332,470)          (202,814)
  Realized gain (loss) on investments .......             1,027                388            663,266          1,463,718
  Change in unrealized gain (loss)
    on investments ..........................             4,755             (2,408)           598,683            663,347
  Reinvested capital gains ..................               437              7,076            113,065          2,172,271
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             5,046              4,804          1,042,544          4,096,522
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            34,616            112,401          1,433,932          3,510,554
  Transfers between funds ...................            (2,698)                 -          9,785,372          5,472,303
  Redemptions (note 3) ......................            (2,324)           (55,623)        (2,637,147)        (1,255,058)
  Annuity benefits ..........................            (4,005)            (1,576)               (72)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -               (239)               (80)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -            (57,348)           (28,680)
  Adjustments to maintain reserves ..........             9,701              4,343              6,536              5,602
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            35,290             59,545          8,531,034          7,704,641
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            40,336             64,349          9,573,578         11,801,163
Contract owners' equity beginning
  of period .................................            64,349                  -         19,957,282          8,156,119
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           104,685             64,349         29,530,860         19,957,282
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................               580                  -          1,751,103            966,515
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            10,045              5,950          2,278,515          2,373,199
  Units redeemed ............................            (1,821)            (5,370)        (1,596,515)        (1,588,611)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             8,804                580          2,433,103          1,751,103
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITGITech                            GVITGITech3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (41,555)           (41,758)          (260,368)          (151,185)
  Realized gain (loss) on investments .......          (142,634)          (455,331)         1,212,659            655,526
  Change in unrealized gain (loss)
    on investments ..........................           251,984          1,931,708         (2,487,881)         3,054,545
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            67,795          1,434,619         (1,535,590)         3,558,886
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            43,174             14,773            953,984          1,875,058
  Transfers between funds ...................          (470,690)          (432,626)        (6,187,479)        15,284,220
  Redemptions (note 3) ......................          (249,605)          (250,767)        (1,981,789)          (717,055)
  Annuity benefits ..........................            (2,714)              (884)              (205)                 -
  Annual contract maintenance charges
    (note 2) ................................              (292)              (312)              (327)              (173)
  Contingent deferred sales charges
    (note 2) ................................            (6,734)            (9,468)           (47,927)           (13,328)
  Adjustments to maintain reserves ..........               430               (891)            29,924              8,441
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (686,431)          (680,175)        (7,233,819)        16,437,163
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (618,636)           754,444         (8,769,409)        19,996,049
Contract owners' equity beginning
  of period .................................         3,857,204          3,102,760         23,644,482          3,648,433
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     3,238,568          3,857,204         14,875,073         23,644,482
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,232,090          1,513,650          2,165,513            511,430
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            26,033             65,277          1,004,343          2,593,769
  Units redeemed ............................          (260,292)          (346,837)        (1,848,623)          (939,686)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           997,831          1,232,090          1,321,233          2,165,513
                                                ===============    ===============    ===============    ===============

                                                           GVITGIUtl1                            GVITGIUtl3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............                54               (314)            44,355            (10,268)
  Realized gain (loss) on investments .......             9,832              3,669            443,015             21,054
  Change in unrealized gain (loss)
    on investments ..........................             3,477              6,261          1,877,480            381,561
  Reinvested capital gains ..................             3,231                  -            820,589                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            16,594              9,616          3,185,439            392,347
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................                (1)            18,987            399,115            412,418
  Transfers between funds ...................            11,362                  -         14,719,238          1,485,667
  Redemptions (note 3) ......................            (4,895)           (11,467)        (1,529,293)          (131,309)
  Annuity benefits ..........................            (1,307)              (572)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (55)               (26)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -            (13,801)            (3,073)
  Adjustments to maintain reserves ..........               796                  7              2,523             15,047
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............             5,955              6,955         13,577,727          1,778,724
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            22,549             16,571         16,763,166          2,171,071
Contract owners' equity beginning
  of period .................................            54,526             37,955          2,946,757            775,686
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......            77,075             54,526         19,709,923          2,946,757
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             5,169              4,408            303,185             97,862
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................               709              1,128          1,674,415            379,733
  Units redeemed ............................              (185)              (367)          (401,172)          (174,410)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             5,693              5,169          1,576,428            303,185
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITGvtBd                             GVITGvtBd2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    30,429,642         18,903,344            643,894            252,827
  Realized gain (loss) on investments .......          (723,319)        14,834,041           (212,731)           (76,136)
  Change in unrealized gain (loss)
    on investments ..........................       (30,035,683)       (27,948,772)          (618,705)          (306,298)
  Reinvested capital gains ..................        14,599,981          1,365,121            385,879             26,042
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        14,270,621          7,153,734            198,337           (103,565)
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        21,014,695        104,589,456            601,007         17,330,638
  Transfers between funds ...................      (104,550,935)      (209,210,831)        (2,801,864)        (4,421,736)
  Redemptions (note 3) ......................       (81,464,065)      (109,981,926)        (1,346,191)        (1,891,978)
  Annuity benefits ..........................          (209,373)          (381,274)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................           (10,132)           (12,446)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................        (1,209,234)        (1,784,293)           (13,269)           (39,881)
  Adjustments to maintain reserves ..........            76,300           (110,802)               (32)            (1,117)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............      (166,352,744)      (216,892,116)        (3,560,349)        10,975,926
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......      (152,082,123)      (209,738,382)        (3,362,012)        10,872,361
Contract owners' equity beginning
  of period .................................       804,239,397      1,013,977,779         20,998,616         10,126,255
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   652,157,274        804,239,397         17,636,604         20,998,616
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        61,425,031         77,981,271          1,961,425            945,128
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         7,199,619         27,396,262            108,515          1,776,083
  Units redeemed ............................       (19,829,032)       (43,952,502)          (441,005)          (759,786)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        48,795,618         61,425,031          1,628,935          1,961,425
                                                ===============    ===============    ===============    ===============

                                                             GVITGrowth                           GVITIDAgg
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (687,623)          (918,411)           165,330             18,990
  Realized gain (loss) on investments .......        (2,856,885)       (24,435,820)         4,358,635          1,427,949
  Change in unrealized gain (loss)
    on investments ..........................         9,359,622         49,323,053            662,003          6,533,904
  Reinvested capital gains ..................                 -                  -          1,361,989            499,696
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         5,815,114         23,968,822          6,547,957          8,480,539
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         2,863,333          3,469,490          7,159,783         19,038,503
  Transfers between funds ...................        (6,350,932)        (2,551,615)        13,190,154          6,653,038
  Redemptions (note 3) ......................        (9,878,593)        (7,995,182)        (4,493,548)        (2,041,857)
  Annuity benefits ..........................           (21,544)           (22,007)           (60,645)           (21,951)
  Annual contract maintenance charges
    (note 2) ................................            (7,775)            (8,403)            (1,838)              (926)
  Contingent deferred sales charges
    (note 2) ................................          (195,725)          (184,899)           (76,106)           (25,624)
  Adjustments to maintain reserves ..........             8,047            (10,127)            19,301             (1,284)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (13,583,189)        (7,302,743)        15,737,101         23,599,899
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (7,768,075)        16,666,079         22,285,058         32,080,438
Contract owners' equity beginning
  of period .................................        96,437,370         79,771,291         44,813,400         12,732,962
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        88,669,295         96,437,370         67,098,458         44,813,400
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        14,947,044         16,188,470          4,049,277          1,544,512
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           937,534          6,640,046          3,972,928          4,587,807
  Units redeemed ............................        (3,036,785)        (7,881,472)        (2,592,817)        (2,083,042)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        12,847,793         14,947,044          5,429,388          4,049,277
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITIDCon                             GVITIDMod
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $     1,112,125          1,152,057          2,602,074          1,268,850
  Realized gain (loss) on investments .......         1,713,591            254,095            922,739           (639,597)
  Change in unrealized gain (loss)
    on investments ..........................          (367,739)         4,799,618         24,203,003         39,411,597
  Reinvested capital gains ..................         1,103,556            421,643          2,049,052            121,231
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         3,561,533          6,627,413         29,776,868         40,162,081
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         8,480,442         44,072,722         39,381,882        102,210,056
  Transfers between funds ...................         2,014,461         12,124,543         63,626,504         68,595,491
  Redemptions (note 3) ......................       (15,298,474)       (13,356,444)       (27,318,841)       (16,808,886)
  Annuity benefits ..........................          (142,648)          (165,051)          (376,987)           (55,157)
  Annual contract maintenance charges
    (note 2) ................................            (1,311)              (728)            (5,628)            (2,580)
  Contingent deferred sales charges
    (note 2) ................................          (445,238)          (243,827)          (513,282)          (173,962)
  Adjustments to maintain reserves ..........            50,539           (502,578)           123,734            106,057
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (5,342,229)        41,928,637         74,917,382        153,871,019
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (1,780,696)        48,556,050        104,694,250        194,033,100
Contract owners' equity beginning
  of period .................................       112,022,363         63,466,313        314,884,132        120,851,032
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   110,241,667        112,022,363        419,578,382        314,884,132
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        10,506,818          6,278,984         28,925,404         13,348,727
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         4,050,388         10,173,947         12,791,365         21,580,075
  Units redeemed ............................        (4,551,518)        (5,946,113)        (6,268,024)        (6,003,398)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        10,005,688         10,506,818         35,448,745         28,925,404
                                                ===============    ===============    ===============    ===============

                                                           GVITIDModAgg                          GVITIDModCon
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           864,418            154,267          1,526,152          1,076,470
  Realized gain (loss) on investments .......         1,950,606           (651,164)         1,376,898           (133,485)
  Change in unrealized gain (loss)
    on investments ..........................        14,023,854         24,330,093          5,686,325         13,774,622
  Reinvested capital gains ..................         2,757,866                  -          1,174,724            250,496
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        19,596,744         23,833,196          9,764,099         14,968,103
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        23,052,929         55,130,883         14,422,163         57,421,610
  Transfers between funds ...................        41,057,087         27,364,355         15,056,868         24,398,817
  Redemptions (note 3) ......................       (12,430,698)        (6,452,346)       (14,287,673)       (11,003,076)
  Annuity benefits ..........................          (136,164)           (71,215)           (93,097)           (32,071)
  Annual contract maintenance charges
    (note 2) ................................            (5,279)            (2,343)            (1,953)            (1,056)
  Contingent deferred sales charges
    (note 2) ................................          (230,530)           (96,117)          (256,366)          (111,102)
  Adjustments to maintain reserves ..........             9,648           (105,603)            24,772            699,121
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        51,316,993         75,767,614         14,864,714         71,372,243
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        70,913,737         99,600,810         24,628,813         86,340,346
Contract owners' equity beginning
  of period .................................       149,067,065         49,466,255        156,013,061         69,672,715
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       219,980,802        149,067,065        180,641,874        156,013,061
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        13,776,564          5,730,817         14,393,258          7,262,378
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         8,230,408         11,118,223          4,827,758         10,881,920
  Units redeemed ............................        (3,699,486)        (3,072,476)        (3,534,942)        (3,751,040)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        18,307,486         13,776,564         15,686,074         14,393,258
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITIntGro                            GVITIntGro3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        (4,560)           (13,025)            (7,722)           (34,451)
  Realized gain (loss) on investments .......            15,917            (80,656)           376,574            133,792
  Change in unrealized gain (loss)
    on investments ..........................           121,161            406,944            406,911            873,110
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           132,518            313,263            775,763            972,451
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................             1,554             11,974            411,067            474,845
  Transfers between funds ...................          (140,692)          (132,237)         2,339,828          1,723,097
  Redemptions (note 3) ......................           (72,793)           (55,705)          (299,541)          (108,868)
  Annuity benefits ..........................            (2,556)            (5,539)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................               (64)               (62)               (72)               (46)
  Contingent deferred sales charges
    (note 2) ................................            (1,122)            (1,635)            (5,871)            (2,206)
  Adjustments to maintain reserves ..........               504            (54,134)             1,840               (224)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (215,169)          (237,338)         2,447,251          2,086,598
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           (82,651)            75,925          3,223,014          3,059,049
Contract owners' equity beginning
  of period .................................         1,245,284          1,169,359          4,580,456          1,521,407
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,162,633          1,245,284          7,803,470          4,580,456
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           187,653            227,163            441,368            195,852
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             7,119                395            413,234            365,306
  Units redeemed ............................           (36,016)           (39,905)          (189,101)          (119,790)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           158,756            187,653            665,501            441,368
                                                ===============    ===============    ===============    ===============

                                                            GVITIntVal6                           GVITJPBal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............              (599)                 -          1,184,110            810,971
  Realized gain (loss) on investments .......             1,272                  -         (2,684,232)        (2,305,720)
  Change in unrealized gain (loss)
    on investments ..........................            49,459                  -         12,346,423         23,721,662
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            50,132                  -         10,846,301         22,226,913
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           177,060                  -          5,361,041         12,416,387
  Transfers between funds ...................           353,906                  -             21,238          9,518,068
  Redemptions (note 3) ......................            (4,163)                 -        (14,972,126)       (12,927,805)
  Annuity benefits ..........................            (3,099)                 -            (30,794)           (23,579)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (1,775)            (1,956)
  Contingent deferred sales charges
    (note 2) ................................               (49)                 -           (246,794)          (242,528)
  Adjustments to maintain reserves ..........                99                  -             26,468             16,539
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           523,754                  -         (9,842,742)         8,755,126
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           573,886                  -          1,003,559         30,982,039
Contract owners' equity beginning
  of period .................................                 -                  -        157,664,036        126,681,997
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           573,886                  -        158,667,595        157,664,036
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         15,489,907         14,568,854
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            29,121                  -          2,222,234          3,946,749
  Units redeemed ............................              (322)                 -         (3,182,453)        (3,025,696)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            28,799                  -         14,529,688         15,489,907
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITSMdCpGr                            GVITMyMkt
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,125,786)          (994,278)        (2,942,981)        (5,458,340)
  Realized gain (loss) on investments .......         4,745,583         (7,045,441)                 -                  -
  Change in unrealized gain (loss)
    on investments ..........................         8,316,015         33,794,357                  -                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        11,935,812         25,754,638         (2,942,981)        (5,458,340)
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         3,554,790          6,842,183         70,577,724        198,004,954
  Transfers between funds ...................        (8,456,586)         8,645,331        (45,376,194)      (225,045,550)
  Redemptions (note 3) ......................        (6,853,047)        (6,907,931)      (176,705,391)      (390,885,218)
  Annuity benefits ..........................            (8,964)            (4,331)          (446,522)          (289,885)
  Annual contract maintenance charges
    (note 2) ................................            (4,076)            (4,310)            (7,935)            (9,858)
  Contingent deferred sales charges
    (note 2) ................................          (148,448)          (150,205)        (2,888,827)        (4,427,228)
  Adjustments to maintain reserves ..........             4,507            (48,906)           (47,028)          (251,494)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (11,911,824)         8,371,831       (154,894,173)      (422,904,279)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            23,988         34,126,469       (157,837,154)      (428,362,619)
Contract owners' equity beginning
  of period .................................        97,010,699         62,884,230        693,971,283      1,122,333,902
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    97,034,687         97,010,699        536,134,129        693,971,283
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         8,921,111          8,014,482         61,044,850         98,379,110
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,564,605         12,755,438         81,586,088        315,059,467
  Units redeemed ............................        (2,655,713)       (11,848,809)       (95,375,370)      (352,393,727)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         7,830,003          8,921,111         47,255,568         61,044,850
                                                ===============    ===============    ===============    ===============

                                                            GVITNWFund                            GVITNWFund2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           724,341         (2,176,740)           (20,954)           (26,501)
  Realized gain (loss) on investments .......       (50,823,057)       (51,046,654)            67,372             14,269
  Change in unrealized gain (loss)
    on investments ..........................        84,255,029        147,784,824            126,511            450,162
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        34,156,313         94,561,430            172,929            437,930
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         8,881,218         17,577,258             52,326          1,424,828
  Transfers between funds ...................       (21,296,475)       (10,001,644)           (17,628)           (80,775)
  Redemptions (note 3) ......................       (40,093,874)       (34,837,718)          (185,536)          (101,088)
  Annuity benefits ..........................          (118,362)           (97,604)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................           (19,230)           (21,097)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (722,891)          (672,237)            (5,833)            (2,118)
  Adjustments to maintain reserves ..........            59,839             29,072               (139)              (123)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (53,309,775)       (28,023,970)          (156,810)         1,240,724
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (19,153,462)        66,537,460             16,119          1,678,654
Contract owners' equity beginning
  of period .................................       448,291,057        381,753,597          2,445,831            767,177
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       429,137,595        448,291,057          2,461,950          2,445,831
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        40,667,472         43,675,677            243,662             95,189
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,489,367          4,469,689             10,410            175,561
  Units redeemed ............................        (6,303,826)        (7,477,894)           (25,705)           (27,088)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        35,853,013         40,667,472            228,367            243,662
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             GVITLead                              GVITLead3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $           (30)               (32)           (48,450)           (60,744)
  Realized gain (loss) on investments .......               893                (90)           458,719             28,756
  Change in unrealized gain (loss)
    on investments ..........................              (366)               845            422,065          1,207,972
  Reinvested capital gains ..................                53                  -             94,639                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............               550                723            926,973          1,175,984
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................                12              2,861            417,466            876,601
  Transfers between funds ...................                 -                  -           (263,140)        (1,406,167)
  Redemptions (note 3) ......................                 -             (2,829)          (486,117)          (512,147)
  Annuity benefits ..........................              (300)              (240)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (99)               (83)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -            (11,152)            (5,296)
  Adjustments to maintain reserves ..........                27                  7              1,237               (506)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............              (261)              (201)          (341,805)        (1,047,598)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......               289                522            585,168            128,386
Contract owners' equity beginning
  of period .................................             3,497              2,975          6,293,400          6,165,014
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $         3,786              3,497          6,878,568          6,293,400
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................               337                355            555,773            675,300
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................                 1                362            219,515            357,913
  Units redeemed ............................               (27)              (380)          (257,668)          (477,440)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................               311                337            517,620            555,773
                                                ===============    ===============    ===============    ===============

                                                           GVITNStrVal                           GVITSmCapGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (45,730)          (115,155)        (1,197,364)        (1,079,419)
  Realized gain (loss) on investments .......         1,417,464           (587,126)         5,834,626          1,114,567
  Change in unrealized gain (loss)
    on investments ..........................          (479,313)         4,323,916          6,141,078         23,912,585
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           892,421          3,621,635         10,778,340         23,947,733
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            51,066            183,538          3,468,698          7,770,156
  Transfers between funds ...................       (13,650,598)          (611,534)        (9,284,597)         6,808,129
  Redemptions (note 3) ......................          (481,244)          (810,958)        (7,190,753)        (6,450,435)
  Annuity benefits ..........................              (515)            (2,983)           (12,420)           (11,086)
  Annual contract maintenance charges
    (note 2) ................................              (109)              (245)            (2,080)            (2,115)
  Contingent deferred sales charges
    (note 2) ................................           (11,873)            (5,380)          (166,562)          (166,806)
  Adjustments to maintain reserves ..........           (17,033)            11,334             25,065            (18,699)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (14,110,306)        (1,236,228)       (13,162,649)         7,929,144
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (13,217,885)         2,385,407         (2,384,309)        31,876,877
Contract owners' equity beginning
  of period .................................        13,217,885         10,832,478        102,705,564         70,828,687
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......                 -         13,217,885        100,321,255        102,705,564
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,255,626          1,421,331          7,921,776          7,239,678
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           164,086            174,295          4,495,693         14,899,505
  Units redeemed ............................        (1,419,712)          (340,000)        (5,509,882)       (14,217,407)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................                 -          1,255,626          6,907,587          7,921,776
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITSmCapGr2                          GVITSmCapVal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (35,177)           (23,187)        (5,296,159)        (3,926,547)
  Realized gain (loss) on investments .......            50,224            (16,435)         8,374,886        (28,435,099)
  Change in unrealized gain (loss)
    on investments ..........................           198,201            405,858         28,054,550        180,413,361
  Reinvested capital gains ..................                 -                  -         32,764,430                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           213,248            366,236         63,897,707        148,051,715
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            49,725          1,047,997         13,762,552         27,102,458
  Transfers between funds ...................            42,846            123,652        (10,936,552)           872,900
  Redemptions (note 3) ......................           (90,975)           (34,739)       (32,793,677)       (25,048,350)
  Annuity benefits ..........................                 -                  -            (75,031)           (46,884)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (8,449)            (8,001)
  Contingent deferred sales charges
    (note 2) ................................            (1,121)              (473)          (660,734)          (509,639)
  Adjustments to maintain reserves ..........                 7             (1,892)           149,811             (3,225)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............               482          1,134,545        (30,562,080)         2,359,259
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           213,730          1,500,781         33,335,627        150,410,974
Contract owners' equity beginning
  of period .................................         1,946,808            446,027        438,466,098        288,055,124
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     2,160,538          1,946,808        471,801,725        438,466,098
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           206,299             62,244         20,424,000         20,923,018
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            19,048            160,012          5,346,475         17,161,745
  Units redeemed ............................           (19,371)           (15,957)        (6,867,912)       (17,660,763)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           205,976            206,299         18,902,563         20,424,000
                                                ===============    ===============    ===============    ===============

                                                           GVITSmCapVal2                          GVITSmComp
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (56,655)           (31,857)        (3,731,101)        (3,001,469)
  Realized gain (loss) on investments .......           141,195             22,450          4,875,589         (9,842,659)
  Change in unrealized gain (loss)
    on investments ..........................           119,231            874,628         11,696,543         99,894,575
  Reinvested capital gains ..................           252,212                  -         39,197,787                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           455,983            865,221         52,038,818         87,050,447
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           208,217          1,085,123          9,549,462         21,597,338
  Transfers between funds ...................           235,689            432,265           (962,791)           780,511
  Redemptions (note 3) ......................          (237,162)           (73,049)       (22,066,024)       (19,124,466)
  Annuity benefits ..........................                 -                  -            (49,451)           (43,782)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (5,485)            (5,431)
  Contingent deferred sales charges
    (note 2) ................................            (3,431)              (682)          (450,386)          (366,956)
  Adjustments to maintain reserves ..........                (7)               (58)            63,429            (45,430)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           203,306          1,443,599        (13,921,246)         2,791,784
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           659,289          2,308,820         38,117,572         89,842,231
Contract owners' equity beginning
  of period .................................         2,957,361            648,541        311,251,698        221,409,467
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         3,616,650          2,957,361        349,369,270        311,251,698
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           271,345             91,515         18,060,444         17,985,000
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            55,744            211,028          3,016,183         14,339,738
  Units redeemed ............................           (38,361)           (31,198)        (3,877,930)       (14,264,294)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           288,728            271,345         17,198,697         18,060,444
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITSmComp2                           GVITTGroFoc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004                2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (81,559)           (53,175)            (6,075)           (19,402)
  Realized gain (loss) on investments .......           128,393              8,658             10,804           (171,522)
  Change in unrealized gain (loss)
    on investments ..........................            99,639          1,089,488             40,560            857,450
  Reinvested capital gains ..................           556,124                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           702,597          1,044,971             45,289            666,526
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           151,979          1,862,061                929                544
  Transfers between funds ...................            41,172            219,503         (1,783,116)          (343,412)
  Redemptions (note 3) ......................          (236,544)          (124,151)           (38,170)          (132,393)
  Annuity benefits ..........................                 -                  -               (105)              (235)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                (39)               (79)
  Contingent deferred sales charges
    (note 2) ................................            (2,883)            (1,665)              (104)            (3,403)
  Adjustments to maintain reserves ..........               (17)              (132)               134             (3,280)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           (46,293)         1,955,616         (1,820,471)          (482,258)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           656,304          3,000,587         (1,775,182)           184,268
Contract owners' equity beginning
  of period .................................         4,200,161          1,199,574          1,775,182          1,590,914
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     4,856,465          4,200,161                  -          1,775,182
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           389,998            153,778            559,208            750,449
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            32,321            262,307              1,250             17,018
  Units redeemed ............................           (35,634)           (26,087)          (560,458)          (208,259)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           386,685            389,998                  -            559,208
                                                ===============    ===============    ===============    ===============

                                                           GVITTGroFoc3                            GVITUSGro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (17,885)           (33,994)            (1,813)              (217)
  Realized gain (loss) on investments .......           824,800            258,816                207                541
  Change in unrealized gain (loss)
    on investments ..........................          (698,770)           764,906             24,308              1,870
  Reinvested capital gains ..................                 -                  -              4,275              3,768
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           108,145            989,728             26,977              5,962
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            65,517            346,140            135,840             62,605
  Transfers between funds ...................        (4,732,487)         3,139,277             (1,340)             4,402
  Redemptions (note 3) ......................          (698,896)          (201,411)            (6,201)            (5,032)
  Annuity benefits ..........................                 -                  -             (5,318)            (1,765)
  Annual contract maintenance charges
    (note 2) ................................                (6)               (19)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................            (1,108)            (2,780)                 -                (12)
  Adjustments to maintain reserves ..........             4,775                210                171             26,270
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (5,362,205)         3,281,417            123,152             86,468
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (5,254,060)         4,271,145            150,129             92,430
Contract owners' equity beginning
  of period .................................         5,254,060            982,915             92,430                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......                 -          5,254,060            242,559             92,430
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           471,588            131,153                575                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            57,527            575,628             18,797              1,022
  Units redeemed ............................          (529,115)          (235,193)            (1,542)              (447)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................                 -            471,588             17,830                575
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITUSGro3                          GVITVKMultiSec
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (355,018)          (274,730)         6,418,209          6,933,689
  Realized gain (loss) on investments .......         3,761,429            (42,764)         1,221,234          1,250,745
  Change in unrealized gain (loss)
    on investments ..........................        (2,494,228)         4,809,529          1,131,198          8,910,527
  Reinvested capital gains ..................         1,288,130          2,777,953                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         2,200,313          7,269,988          8,770,641         17,094,961
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,214,648          3,338,950          5,116,193         17,430,399
  Transfers between funds ...................       (18,858,639)        29,323,610         10,054,513         (9,170,004)
  Redemptions (note 3) ......................        (2,714,884)        (1,435,925)       (15,667,410)       (18,439,797)
  Annuity benefits ..........................                 -                  -            (43,728)           (41,189)
  Annual contract maintenance charges
    (note 2) ................................              (279)               (82)            (1,011)              (984)
  Contingent deferred sales charges
    (note 2) ................................           (44,535)           (17,923)          (215,958)          (347,408)
  Adjustments to maintain reserves ..........            18,442             21,885             23,360             29,817
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (20,385,247)        31,230,515           (734,041)       (10,539,166)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (18,184,934)        38,500,503          8,036,600          6,555,795
Contract owners' equity beginning
  of period .................................        42,432,617          3,932,114        170,197,114        163,641,319
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    24,247,683         42,432,617        178,233,714        170,197,114
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,766,233            525,137         13,033,009         13,884,968
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           874,042          4,728,501          3,023,367          6,918,553
  Units redeemed ............................        (2,703,916)        (1,487,405)        (3,073,141)        (7,770,512)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,936,359          3,766,233         12,983,235         13,033,009
                                                ===============    ===============    ===============    ===============

                                                            GVITWLead                             GVITWLead3
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (241,674)          (260,018)           (88,768)           (33,867)
  Realized gain (loss) on investments .......         1,060,626           (496,231)           577,390            137,431
  Change in unrealized gain (loss)
    on investments ..........................         2,083,599          7,452,657            347,183            785,310
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         2,902,551          6,696,408            835,805            888,874
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            56,954            820,262            453,866            698,011
  Transfers between funds ...................        (1,519,791)        (5,324,646)           332,698          4,497,919
  Redemptions (note 3) ......................        (1,654,657)        (1,734,655)          (492,617)          (229,734)
  Annuity benefits ..........................              (769)              (506)            (3,256)              (244)
  Annual contract maintenance charges
    (note 2) ................................              (528)              (603)               (71)               (15)
  Contingent deferred sales charges
    (note 2) ................................           (27,736)           (30,795)            (8,652)            (4,777)
  Adjustments to maintain reserves ..........            (2,038)            (6,525)             3,852              2,924
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (3,148,565)        (6,277,468)           285,820          4,964,084
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (246,014)           418,940          1,121,625          5,852,958
Contract owners' equity beginning
  of period .................................        23,084,544         22,665,604          5,852,958                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        22,838,530         23,084,544          6,974,583          5,852,958
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,305,470          3,092,482            430,617                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             6,274          9,296,542            295,061            533,028
  Units redeemed ............................          (318,095)       (10,083,554)          (276,916)          (102,411)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,993,649          2,305,470            448,762            430,617
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              JanBal                               JanCapAp
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $           816                 (1)        (2,851,473)        (2,349,369)
  Realized gain (loss) on investments .......               120                  -         (3,546,961)       (49,264,386)
  Change in unrealized gain (loss)
    on investments ..........................             4,072                 23         41,588,779         90,961,579
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             5,008                 22         35,190,345         39,347,824
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            71,819             18,052          5,874,090         14,590,082
  Transfers between funds ...................                 -                  -        (19,154,285)       (26,421,967)
  Redemptions (note 3) ......................                (4)                 -        (18,060,005)       (18,190,554)
  Annuity benefits ..........................            (6,132)               (82)           (27,605)           (34,413)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (5,734)            (6,351)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -           (458,160)          (435,621)
  Adjustments to maintain reserves ..........            (1,904)                (4)            74,352            (36,487)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            63,779             17,966        (31,757,347)       (30,535,311)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            68,787             17,988          3,432,998          8,812,513
Contract owners' equity beginning
  of period .................................            17,988                  -        237,339,038        228,526,525
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $        86,775             17,988        240,772,036        237,339,038
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................             1,744                  -         33,279,122         38,006,657
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             6,605              1,744          3,177,406         20,321,346
  Units redeemed ............................              (482)                 -         (7,438,286)       (25,048,881)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             7,867              1,744         29,018,242         33,279,122
                                                ===============    ===============    ===============    ===============

                                                           JanGlTechS2                            JanGlTech
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (246,891)          (216,287)          (682,897)          (722,039)
  Realized gain (loss) on investments .......         1,033,389           (435,847)        (1,636,392)        (4,956,176)
  Change in unrealized gain (loss)
    on investments ..........................          (891,531)         7,053,682          1,354,607         27,225,442
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............          (105,033)         6,401,548           (964,682)        21,547,227
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         2,727,813          4,272,680            151,159            133,552
  Transfers between funds ...................        (1,151,987)         1,415,543         (7,240,968)        (9,932,384)
  Redemptions (note 3) ......................        (2,364,985)        (1,916,209)        (4,112,826)        (4,038,158)
  Annuity benefits ..........................                 -                  -             (6,831)            (6,921)
  Annual contract maintenance charges
    (note 2) ................................              (721)              (655)            (2,740)            (3,303)
  Contingent deferred sales charges
    (note 2) ................................           (40,814)           (34,047)          (125,875)          (139,586)
  Adjustments to maintain reserves ..........             8,521            211,869             14,793           (272,838)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (822,173)         3,949,181        (11,323,288)       (14,259,638)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (927,206)        10,350,729        (12,287,970)         7,287,589
Contract owners' equity beginning
  of period .................................        21,841,396         11,490,667         63,750,685         56,463,096
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        20,914,190         21,841,396         51,462,715         63,750,685
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,119,951          1,620,570         18,787,902         24,072,809
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           776,354          1,564,428             56,611             66,215
  Units redeemed ............................          (857,598)        (1,065,047)        (3,576,222)        (5,351,122)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         2,038,707          2,119,951         15,268,291         18,787,902
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            JanIntGroS2                           JanIntGro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (217,729)          (111,044)          (498,579)          (317,182)
  Realized gain (loss) on investments .......           517,773           (494,587)         1,234,971         (7,591,002)
  Change in unrealized gain (loss)
    on investments ..........................         7,898,311         13,652,619         18,090,627         41,091,664
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         8,198,355         13,046,988         18,827,019         33,183,480
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,207,105          9,284,321            464,851            397,046
  Transfers between funds ...................          (557,903)         1,112,832        (13,050,395)       (21,895,837)
  Redemptions (note 3) ......................        (4,435,220)        (2,996,494)        (9,337,498)        (7,976,206)
  Annuity benefits ..........................            (2,834)            (1,967)           (21,612)           (17,149)
  Annual contract maintenance charges
    (note 2) ................................            (1,232)            (1,110)            (4,797)            (5,315)
  Contingent deferred sales charges
    (note 2) ................................           (72,610)           (56,473)          (249,914)          (235,758)
  Adjustments to maintain reserves ..........            44,333            319,161             48,327           (422,330)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           181,639          7,660,270        (22,151,038)       (30,155,549)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         8,379,994         20,707,258         (3,324,019)         3,027,931
Contract owners' equity beginning
  of period .................................        51,293,210         30,585,952        126,526,173        123,498,242
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    59,673,204         51,293,210        123,202,154        126,526,173
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         4,987,992          3,951,071         17,681,761         22,978,097
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,649,941          2,443,957             89,590             90,572
  Units redeemed ............................        (1,690,351)        (1,407,036)        (3,105,764)        (5,386,908)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         4,947,582          4,987,992         14,665,587         17,681,761
                                                ===============    ===============    ===============    ===============

                                                           JanRMgCore                             JPMSTMidCap
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            20,182             (2,063)           (58,806)                 -
  Realized gain (loss) on investments .......           125,805              1,672            (18,797)                 -
  Change in unrealized gain (loss)
    on investments ..........................            53,515             76,003          1,655,096                  -
  Reinvested capital gains ..................           299,482                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           498,984             75,612          1,577,493                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            86,604            247,072            275,485                  -
  Transfers between funds ...................         3,469,639            819,121         23,012,172                  -
  Redemptions (note 3) ......................          (151,960)            (4,788)          (326,417)                 -
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                 (7)                 -
  Contingent deferred sales charges
    (note 2) ................................            (2,971)              (127)            (4,889)                 -
  Adjustments to maintain reserves ..........               647                 28                562                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         3,401,959          1,061,306         22,956,906                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,900,943          1,136,918         24,534,399                  -
Contract owners' equity beginning
  of period .................................         1,136,918                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         5,037,861          1,136,918         24,534,399                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            93,176                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           441,234            108,929          2,471,342                  -
  Units redeemed ............................          (178,901)           (15,753)          (318,169)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           355,509             93,176          2,153,173                  -
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           MFSInvGrStS                          MFSMidCapGrS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $          (785)                 -            (78,317)           (52,820)
  Realized gain (loss) on investments .......              (133)                 -            113,330             21,080
  Change in unrealized gain (loss)
    on investments ..........................            21,049                  -            472,152            897,208
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            20,131                  -            507,165            865,468
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           206,006                  -            110,769          1,887,800
  Transfers between funds ...................             2,000                  -             90,140            101,936
  Redemptions (note 3) ......................            (5,919)                 -           (235,877)          (110,629)
  Annuity benefits ..........................            (1,827)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................                 -                  -             (1,535)            (1,763)
  Adjustments to maintain reserves ..........                12                  -               (118)               (66)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           200,272                  -            (36,621)         1,877,278
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           220,403                  -            470,544          2,742,746
Contract owners' equity beginning
  of period .................................                 -                  -          4,067,064          1,324,318
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $       220,403                  -          4,537,608          4,067,064
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -            428,276            187,101
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            20,885                  -             29,261            291,263
  Units redeemed ............................              (724)                 -            (31,867)           (50,088)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            20,161                  -            425,670            428,276
                                                ===============    ===============    ===============    ===============

                                                           MFSNewDiscS                             MFSValS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (36,155)           (24,150)           (48,744)           (39,841)
  Realized gain (loss) on investments .......            95,871              9,610            135,047              2,111
  Change in unrealized gain (loss)
    on investments ..........................            32,519            408,079            282,957            633,192
  Reinvested capital gains ..................                 -                  -             52,821                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............            92,235            393,539            422,081            595,462
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            67,180            967,544            210,944          1,540,987
  Transfers between funds ...................           (36,958)           259,453             18,710            228,529
  Redemptions (note 3) ......................           (78,198)           (25,632)          (166,541)           (55,640)
  Annuity benefits ..........................                 -                  -               (651)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................              (410)              (103)              (491)            (1,039)
  Adjustments to maintain reserves ..........               (84)               (60)              (642)               (82)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           (48,470)         1,201,202             61,329          1,712,755
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            43,765          1,594,741            483,410          2,308,217
Contract owners' equity beginning
  of period .................................         2,004,511            409,770          3,360,300          1,052,083
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         2,048,276          2,004,511          3,843,710          3,360,300
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           205,441             55,031            330,815            126,768
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            39,901            161,384             54,620            218,121
  Units redeemed ............................           (43,988)           (10,974)           (58,691)           (14,074)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           201,354            205,441            326,744            330,815
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             NBAMTFasc                            NBAMTFocus
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (30,786)           (19,068)           (18,835)           (10,525)
  Realized gain (loss) on investments .......            34,644             90,322             79,821             54,631
  Change in unrealized gain (loss)
    on investments ..........................           155,318            204,154           (127,500)           263,714
  Reinvested capital gains ..................             5,333                709             99,055              5,724
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           164,509            276,117             32,541            313,544
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           176,201            834,353             27,472            423,429
  Transfers between funds ...................            (5,576)           182,184            (43,113)           123,540
  Redemptions (note 3) ......................           (63,759)           (44,649)           (28,336)            (4,878)
  Annuity benefits ..........................            (1,757)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (1,032)            (1,046)               (59)               (36)
  Adjustments to maintain reserves ..........                (4)               (80)               (97)                20
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           104,073            970,762            (44,133)           542,075
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           268,582          1,246,879            (11,592)           855,619
Contract owners' equity beginning
  of period .................................         1,578,632            331,753            974,606            118,987
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     1,847,214          1,578,632            963,014            974,606
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           131,193             33,884             48,070             10,974
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            12,976            147,734              6,297             51,725
  Units redeemed ............................            (9,479)           (50,425)            (8,745)           (14,629)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           134,690            131,193             45,622             48,070
                                                ===============    ===============    ===============    ===============

                                                            NBAMTGuard                            NBAMTLMat
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............        (1,173,309)          (304,811)         1,114,598            769,047
  Realized gain (loss) on investments .......          (114,528)        (8,908,007)          (529,868)          (113,156)
  Change in unrealized gain (loss)
    on investments ..........................        15,968,141         36,216,891           (756,423)          (438,554)
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        14,680,304         27,004,073           (171,693)           217,337
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         3,068,774          6,515,769          2,577,878          3,091,955
  Transfers between funds ...................        (6,330,487)        (2,989,590)        19,892,443         23,207,424
  Redemptions (note 3) ......................        (8,210,664)        (8,051,225)        (4,067,790)        (2,571,754)
  Annuity benefits ..........................           (11,484)           (11,483)            (7,105)              (306)
  Annual contract maintenance charges
    (note 2) ................................            (2,164)            (2,372)              (134)                (3)
  Contingent deferred sales charges
    (note 2) ................................          (137,157)          (129,087)           (63,004)           (63,772)
  Adjustments to maintain reserves ..........            40,213            (40,744)            27,045           (173,152)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (11,582,969)        (4,708,732)        18,359,333         23,490,392
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,097,335         22,295,341         18,187,640         23,707,729
Contract owners' equity beginning
  of period .................................       111,816,733         89,521,392         23,707,729                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       114,914,068        111,816,733         41,895,369         23,707,729
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         8,232,006          8,581,564          2,341,639                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           882,944          3,680,997          3,968,300          3,857,895
  Units redeemed ............................        (1,719,789)        (4,030,555)        (2,168,016)        (1,516,256)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         7,395,161          8,232,006          4,141,923          2,341,639
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            NBAMTMCGr                             NBAMTPart
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (2,129,247)        (1,958,055)        (1,308,728)        (1,101,157)
  Realized gain (loss) on investments .......         6,307,212        (16,191,261)         5,075,049          7,364,991
  Change in unrealized gain (loss)
    on investments ..........................        20,194,414         55,761,998         15,533,878         21,274,751
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        24,372,379         37,612,682         19,300,199         27,538,585
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,372,061         12,416,328          2,771,064          5,095,634
  Transfers between funds ...................        (7,646,320)        (6,284,540)         6,548,823          8,744,665
  Redemptions (note 3) ......................       (12,556,375)       (13,686,147)       (10,717,617)       (10,103,709)
  Annuity benefits ..........................           (25,908)           (27,973)            (9,054)           (10,690)
  Annual contract maintenance charges
    (note 2) ................................            (5,182)            (5,848)            (1,480)            (1,424)
  Contingent deferred sales charges
    (note 2) ................................          (282,005)          (325,888)          (159,039)          (145,058)
  Adjustments to maintain reserves ..........            79,811            (46,222)             7,851            170,209
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (15,063,918)        (7,960,290)        (1,559,452)         3,749,627
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         9,308,461         29,652,392         17,740,747         31,288,212
Contract owners' equity beginning
  of period .................................       177,786,012        148,133,620        112,717,316         81,429,104
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   187,094,473        177,786,012        130,458,063        112,717,316
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        13,310,419         13,997,826         10,120,850          9,838,338
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,106,852         14,134,653          2,312,350         16,480,916
  Units redeemed ............................        (3,229,953)       (14,822,060)        (2,503,652)       (16,198,404)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        12,187,318         13,310,419          9,929,548         10,120,850
                                                ===============    ===============    ===============    ===============

                                                            NBAMSocRes                            OppAggGro
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            (5,003)                 -         (2,399,771)        (2,178,625)
  Realized gain (loss) on investments .......            21,891                  -            461,784        (26,662,914)
  Change in unrealized gain (loss)
    on investments ..........................           102,288                  -         36,144,442         67,607,605
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           119,176                  -         34,206,455         38,766,066
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            50,377                  -          7,237,350         12,265,555
  Transfers between funds ...................         1,328,854                  -        (11,461,608)        (3,753,943)
  Redemptions (note 3) ......................           (45,825)                 -        (15,939,777)       (13,789,781)
  Annuity benefits ..........................              (295)                 -            (12,953)           (13,751)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -            (15,096)           (16,720)
  Contingent deferred sales charges
    (note 2) ................................                (7)                 -           (381,592)          (339,861)
  Adjustments to maintain reserves ..........                52                  -             33,153            (46,610)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         1,333,156                  -        (20,540,523)        (5,695,111)
                                                                                                         ---------------
Net change in contract owners' equity .......         1,452,332                  -         13,665,932         33,070,955
Contract owners' equity beginning
  of period .................................                 -                  -        202,002,850        168,931,895
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         1,452,332                  -        215,668,782        202,002,850
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         18,042,331         18,771,046
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           165,515                  -          2,604,965         15,840,071
  Units redeemed ............................           (46,476)                 -         (4,421,692)       (16,568,786)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           119,039                  -         16,225,604         18,042,331
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             OppCapAp                             OppCapApS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (4,185,068)        (3,358,246)          (117,586)           (83,959)
  Realized gain (loss) on investments .......        (5,533,601)       (79,698,258)           119,197             33,706
  Change in unrealized gain (loss)
    on investments ..........................        35,498,301        189,268,030            340,724          1,502,096
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        25,779,632        106,211,526            342,335          1,451,843
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        16,529,768         33,123,301            233,537          3,217,012
  Transfers between funds ...................         3,000,455            (88,303)           225,540             30,519
  Redemptions (note 3) ......................       (35,851,967)       (30,009,635)          (359,710)          (213,984)
  Annuity benefits ..........................          (110,100)          (137,467)              --                 --
  Annual contract maintenance charges
    (note 2) ................................           (14,401)           (15,116)              --                 --
  Contingent deferred sales charges
    (note 2) ................................          (750,380)          (628,668)            (3,102)            (3,313)
  Adjustments to maintain reserves ..........           156,437            (52,178)               (31)              (192)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (17,040,188)         2,191,934             96,234          3,030,042
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         8,739,444        108,403,460            438,569          4,481,885
Contract owners' equity beginning
  of period .................................       475,712,297        367,308,837          7,279,334          2,797,449
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   484,451,741        475,712,297          7,717,903          7,279,334
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        34,255,234         34,239,324            724,583            357,291
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         5,009,767         16,539,455             72,626            443,856
  Units redeemed ............................        (6,275,722)       (16,523,545)           (63,370)           (76,564)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        32,989,279         34,255,234            733,839            724,583
                                                ===============    ===============    ===============    ===============


                                                            OppGlSec3                              OppGlSec
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (180,947)          (473,209)            85,169           (511,619)
  Realized gain (loss) on investments .......         1,227,189             77,559         12,228,555         (2,129,491)
  Change in unrealized gain (loss)
    on investments ..........................        23,634,362         18,123,498         17,606,234         67,777,262
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        24,680,604         17,727,848         29,919,958         65,136,152
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        13,572,257         20,432,201            396,790         13,530,546
  Transfers between funds ...................        47,384,421         68,832,292        (20,145,163)       (59,561,882)
  Redemptions (note 3) ......................        (8,800,882)        (4,952,827)       (10,850,551)       (11,050,581)
  Annuity benefits ..........................            (1,827)                 -            (50,777)           (29,447)
  Annual contract maintenance charges
    (note 2) ................................            (1,180)              (219)            (2,070)            (2,606)
  Contingent deferred sales charges
    (note 2) ................................          (151,660)           (39,883)          (187,885)          (231,634)
  Adjustments to maintain reserves ..........            52,675            340,717             54,052           (339,586)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        52,053,804         84,612,281        (30,785,604)       (57,685,190)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        76,734,408        102,340,129           (865,646)         7,450,962
Contract owners' equity beginning
  of period .................................       102,340,129                  -        193,623,171        186,172,209
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       179,074,537        102,340,129        192,757,525        193,623,171
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         7,189,189                  -         19,398,205         26,384,682
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         5,562,789          8,327,972            172,595         70,273,872
  Units redeemed ............................        (2,073,782)        (1,138,783)        (3,196,636)       (77,260,349)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        10,678,196          7,189,189         16,374,164         19,398,205
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            OppGlSecS                           OppHighIncS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (45,487)           (74,747)              (303)                 -
  Realized gain (loss) on investments .......           319,726            199,303                289                  -
  Change in unrealized gain (loss)
    on investments ..........................           760,399          2,247,010              4,047                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,034,638          2,371,566              4,033                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................              (123)         2,787,361            106,078                  -
  Transfers between funds ...................          (737,550)        (1,448,420)               100                  -
  Redemptions (note 3) ......................          (254,714)          (167,744)            (1,535)                 -
  Annuity benefits ..........................                 -                  -             (6,970)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (2,866)            (3,053)                 -                  -
  Adjustments to maintain reserves ..........                55               (293)                40                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............          (995,198)         1,167,851             97,713                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            39,440          3,539,417            101,746                  -
Contract owners' equity beginning
  of period .................................         7,054,981          3,515,564                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     7,094,421          7,054,981            101,746                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           655,617            458,129                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................              --              425,080              9,866                  -
  Units redeemed ............................           (90,548)          (227,592)              (681)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           565,069            655,617              9,185                  -
                                                ===============    ===============    ===============    ===============


                                                            OppMSFund                             OppMSFundS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............        (1,380,907)          (953,731)           (96,489)           (69,924)
  Realized gain (loss) on investments .......       (10,884,815)       (32,780,259)           150,893             12,428
  Change in unrealized gain (loss)
    on investments ..........................        41,647,141        111,900,491            576,135          1,616,439
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        29,381,419         78,166,501            630,539          1,558,943
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        12,888,662         26,801,845            348,189          4,188,742
  Transfers between funds ...................       (22,652,208)        13,457,492            217,861            244,042
  Redemptions (note 3) ......................       (34,652,179)       (29,493,034)          (478,763)          (196,746)
  Annuity benefits ..........................           (63,053)           (49,195)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................            (6,249)            (6,772)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (715,118)          (596,460)            (3,483)            (1,127)
  Adjustments to maintain reserves ..........            74,096            (37,532)                88               (196)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............       (45,126,049)        10,076,344             83,892          4,234,715
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (15,744,630)        88,242,845            714,431          5,793,658
Contract owners' equity beginning
  of period .................................       400,358,685        312,115,840          8,506,949          2,713,291
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       384,614,055        400,358,685          9,221,380          8,506,949
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        36,088,504         35,365,474            853,327            337,974
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,840,220         13,960,527             82,106            558,672
  Units redeemed ............................        (6,910,446)       (13,237,497)           (72,705)           (43,319)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        32,018,278         36,088,504            862,728            853,327
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            OppMSSmCapS                           OppStratBdS
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $          (300)                (3)           161,241             52,111
  Realized gain (loss) on investments .......               307                  -             67,759             33,065
  Change in unrealized gain (loss)
    on investments ..........................             7,295                130             79,520            407,735
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             7,302                127            308,520            492,911
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            42,356              2,242            141,025          3,772,854
  Transfers between funds ...................                 -                  -           (357,499)           262,919
  Redemptions (note 3) ......................            (1,762)                 -           (324,393)          (191,639)
  Annuity benefits ..........................            (1,106)               (13)                 -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................                 -                  -               (731)            (1,915)
  Adjustments to maintain reserves ..........                 6                 (7)               (36)              (192)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            39,494              2,222           (541,634)         3,842,027
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            46,796              2,349           (233,114)         4,334,938
Contract owners' equity beginning
  of period .................................             2,349                  -          5,241,337            906,399
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $        49,145              2,349          5,008,223          5,241,337
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................               228                  -            444,295             88,463
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             4,068                228             29,726            411,948
  Units redeemed ............................              (243)                 -            (75,222)           (56,116)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             4,053                228            398,799            444,295
                                                ===============    ===============    ===============    ===============


                                                             PVTGroInc                              StOpp2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............               (86)                 -         (2,661,540)        (2,093,614)
  Realized gain (loss) on investments .......                21                  -         (1,028,528)       (12,672,278)
  Change in unrealized gain (loss)
    on investments ..........................             2,240                  -         36,093,988         69,158,636
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             2,175                  -         32,403,920         54,392,744
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            17,876                  -          7,093,547         19,605,060
  Transfers between funds ...................                 -                  -        (10,196,833)        (7,405,036)
  Redemptions (note 3) ......................            (1,368)                 -        (15,074,910)       (11,248,578)
  Annuity benefits ..........................                 -                  -            (59,886)           (19,087)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -             (3,658)            (3,516)
  Contingent deferred sales charges
    (note 2) ................................                 -                  -           (250,614)          (201,993)
  Adjustments to maintain reserves ..........                 5                  -           (164,592)           (51,205)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............            16,513                  -        (18,656,946)           675,645
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......            18,688                  -         13,746,974         55,068,389
Contract owners' equity beginning
  of period .................................                 -                  -        207,216,357        152,147,968
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......            18,688                  -        220,963,331        207,216,357
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         21,393,485         21,318,993
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................             1,712                  -          3,292,425          8,361,962
  Units redeemed ............................              (114)                 -         (5,118,524)        (8,287,470)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................             1,598                  -         19,567,386         21,393,485
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           VEWrldEMktR1                           VEWrldEMkt
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (43,059)                 -           (204,336)          (507,847)
  Realized gain (loss) on investments .......          (163,695)                 -          4,897,303         16,390,403
  Change in unrealized gain (loss)
    on investments ..........................         1,822,976                  -          2,774,549          7,721,999
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,616,222                  -          7,467,516         23,604,555
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           310,944                  -            452,592            920,279
  Transfers between funds ...................         9,996,455                  -        (15,678,480)        (8,281,311)
  Redemptions (note 3) ......................          (449,694)                 -         (4,318,638)        (2,964,238)
  Annuity benefits ..........................                 -                  -            (22,701)           (13,493)
  Annual contract maintenance charges
    (note 2) ................................                (7)                 -               (925)              (981)
  Contingent deferred sales charges
    (note 2) ................................            (5,064)                 -           (104,377)           (75,529)
  Adjustments to maintain reserves ..........             1,021                  -             16,869            (47,797)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         9,853,655                  -        (19,655,660)       (10,463,070)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        11,469,877                  -        (12,188,144)        13,141,485
Contract owners' equity beginning
  of period .................................                 -                  -         51,757,868         38,616,383
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    11,469,877                  -         39,569,724         51,757,868
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -          4,165,438          4,715,758
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,359,198                  -          1,181,555         50,680,034
  Units redeemed ............................          (451,175)                 -         (2,769,863)       (51,230,354)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           908,023                  -          2,577,130          4,165,438
                                                ===============    ===============    ===============    ===============


                                                           VEWrldHAsR1                            VEWrldHAs
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (59,775)                 -           (206,219)          (149,354)
  Realized gain (loss) on investments .......           343,743                  -          4,976,268          4,608,992
  Change in unrealized gain (loss)
    on investments ..........................         1,573,711                  -            567,653          3,939,885
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,857,679                  -          5,337,702          8,399,523
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           412,886                  -            448,695            429,500
  Transfers between funds ...................        12,829,268                  -        (12,359,838)        12,228,631
  Redemptions (note 3) ......................          (955,873)                 -         (2,242,708)        (2,137,052)
  Annuity benefits ..........................                 -                  -             (1,272)              (462)
  Annual contract maintenance charges
    (note 2) ................................                (4)                 -               (216)              (178)
  Contingent deferred sales charges
    (note 2) ................................            (7,009)                 -            (35,520)           (36,754)
  Adjustments to maintain reserves ..........               751                  -                314             (5,395)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        12,280,019                  -        (14,190,545)        10,478,290
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        14,137,698                  -         (8,852,843)        18,877,813
Contract owners' equity beginning
  of period .................................                 -                  -         36,051,807         17,173,994
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        14,137,698                  -         27,198,964         36,051,807
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -          2,984,906          2,012,923
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,549,160                  -          1,607,725          6,911,409
  Units redeemed ............................          (417,191)                 -         (2,744,440)        (5,939,426)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,131,969                  -          1,848,191          2,984,906
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              VKCom2                                VKEmGr2
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (194,059)          (142,025)           (51,422)           (37,738)
  Realized gain (loss) on investments .......           257,625             58,441             37,090              7,977
  Change in unrealized gain (loss)
    on investments ..........................         2,448,616          3,208,623            148,950            487,756
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         2,512,182          3,125,039            134,618            457,995
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           918,593          7,690,300            146,859          1,401,379
  Transfers between funds ...................           718,460            666,322             24,335             39,204
  Redemptions (note 3) ......................          (622,718)          (304,200)          (156,938)           (77,899)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (9,425)            (4,021)            (2,909)            (1,322)
  Adjustments to maintain reserves ..........               (13)              (541)              (105)               (95)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         1,004,897          8,047,860             11,242          1,361,267
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,517,079         11,172,899            145,860          1,819,262
Contract owners' equity beginning
  of period .................................        15,774,769          4,601,870          2,720,109            900,847
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    19,291,848         15,774,769          2,865,969          2,720,109
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         1,531,792            573,556            301,195            124,303
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           200,529          1,045,233             29,632            195,345
  Units redeemed ............................          (106,782)           (86,997)           (27,877)           (18,453)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,625,539          1,531,792            302,950            301,195
                                                ===============    ===============    ===============    ===============


                                                            VKCorPlus2                              VKEmMkt
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............             6,414             (1,134)         2,692,961           (635,488)
  Realized gain (loss) on investments .......             1,727                 (4)         2,433,378          6,559,929
  Change in unrealized gain (loss)
    on investments ..........................            (3,614)             1,716         (3,994,573)         5,926,638
  Reinvested capital gains ..................               678                619          1,535,200               --
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............             5,205              1,197          2,666,966         11,851,079
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................            40,063            139,182          1,362,082          7,924,296
  Transfers between funds ...................           108,494             10,300        (22,787,460)         3,433,484
  Redemptions (note 3) ......................           (12,603)                 -         (5,212,855)        (4,625,182)
  Annuity benefits ..........................              (192)                 -            (12,594)            (6,383)
  Annual contract maintenance charges
    (note 2) ................................                 -                  -               (900)              (910)
  Contingent deferred sales charges
    (note 2) ................................              (124)                 -            (64,184)           (85,022)
  Adjustments to maintain reserves ..........                 3                (12)            16,118             10,499
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............           135,641            149,470        (26,699,793)         6,650,782
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           140,846            150,667        (24,032,827)        18,501,861
Contract owners' equity beginning
  of period .................................           150,667                  -         63,652,068         45,150,207
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......           291,513            150,667         39,619,241         63,652,068
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................            14,916                  -          3,277,139          2,957,540
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            30,825             14,916          1,028,570          6,852,232
  Units redeemed ............................           (18,439)                 -         (2,381,894)        (6,532,633)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................            27,302             14,916          1,923,815          3,277,139
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             VKMidCapG                            VKUSRealEst
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (279,179)          (192,801)           917,781         (2,303,244)
  Realized gain (loss) on investments .......         1,097,710         (1,429,785)         8,973,310         (1,969,449)
  Change in unrealized gain (loss)
    on investments ..........................         3,129,717          6,415,127         64,524,306         61,752,307
  Reinvested capital gains ..................                 -                  -          4,746,395                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         3,948,248          4,792,541         79,161,792         57,479,614
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           741,310            654,478         10,916,162         21,074,577
  Transfers between funds ...................         3,118,484          4,885,281         26,581,060         11,484,897
  Redemptions (note 3) ......................        (2,268,170)        (1,072,080)       (19,823,277)       (15,368,621)
  Annuity benefits ..........................            (4,938)            (3,988)           (61,201)           (36,826)
  Annual contract maintenance charges
    (note 2) ................................              (555)              (610)            (3,273)            (2,712)
  Contingent deferred sales charges
    (note 2) ................................           (31,923)           (23,923)          (365,405)          (295,855)
  Adjustments to maintain reserves ..........             8,419            (11,482)           132,856           (682,555)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         1,562,627          4,427,676         17,376,922         16,172,905
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         5,510,875          9,220,217         96,538,714         73,652,519
Contract owners' equity beginning
  of period .................................        20,266,992         11,046,775        230,750,828        157,098,309
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    25,777,867         20,266,992        327,289,542        230,750,828
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,202,235          2,485,863         13,455,607         12,444,223
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,069,948          1,903,101          5,800,280         13,993,637
  Units redeemed ............................        (1,827,135)        (1,186,729)        (5,123,963)       (12,982,253)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         3,445,048          3,202,235         14,131,924         13,455,607
                                                ===============    ===============    ===============    ===============

                                                            VicDivrStk                             VicInvQBd
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............          (151,639)          (162,344)            28,584             28,011
  Realized gain (loss) on investments .......           190,067           (219,163)            34,704              9,381
  Change in unrealized gain (loss)
    on investments ..........................         1,419,301          5,413,740            (38,356)           (54,157)
  Reinvested capital gains ..................                 -                  -                  -             24,661
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         1,457,729          5,032,233             24,932              7,896
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           560,607            706,459              1,188             23,903
  Transfers between funds ...................          (756,273)           (45,534)          (666,935)            11,914
  Redemptions (note 3) ......................        (2,249,798)          (968,560)          (135,999)          (173,701)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................           (43,766)           (22,242)            (1,586)            (5,931)
  Adjustments to maintain reserves ..........        (1,108,197)            (3,717)        (1,327,476)               (25)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (3,597,427)          (333,594)        (2,130,808)          (143,840)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (2,139,698)         4,698,639         (2,105,876)          (135,944)
Contract owners' equity beginning
  of period .................................        20,110,905         15,412,266          2,105,876          2,241,820
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        17,971,207         20,110,905                  -          2,105,876
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,057,002          2,099,385            165,051            176,741
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            97,948            139,468                287              2,886
  Units redeemed ............................          (449,878)          (181,851)          (165,338)           (14,576)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,705,072          2,057,002                  -            165,051
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            VicSmCoOpp                             WRAsStrat
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (24,496)           (20,395)           113,725            (23,799)
  Realized gain (loss) on investments .......         1,319,392             15,296            305,720             15,453
  Change in unrealized gain (loss)
    on investments ..........................          (729,866)           749,202         13,774,631          9,773,596
  Reinvested capital gains ..................           103,340                  -            973,928            523,095
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           668,370            744,103         15,168,004         10,288,345
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           (26,905)            38,086         15,101,272         32,030,193
  Transfers between funds ...................        (2,050,789)           (28,111)         3,247,684          1,507,344
  Redemptions (note 3) ......................          (124,454)           (87,172)        (7,344,036)        (4,594,538)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................            (3,052)            (2,081)          (197,465)          (146,205)
  Adjustments to maintain reserves ..........        (1,686,926)               102             57,582             68,747
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (3,892,126)           (79,176)        10,865,037         28,865,541
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (3,223,756)           664,927         26,033,041         39,153,886
Contract owners' equity beginning
  of period .................................         3,223,756          2,558,829        118,673,742         79,519,856
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $             -          3,223,756        144,706,783        118,673,742
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           239,791            246,933         11,476,467          8,461,395
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................               255              3,898          2,352,625          4,434,682
  Units redeemed ............................          (240,046)           (11,040)        (1,319,188)        (1,419,610)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................                 -            239,791         12,509,904         11,476,467
                                                ===============    ===============    ===============    ===============

                                                               WRBal                                 WRBnd
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           190,365           (345,955)         2,942,018          3,416,801
  Realized gain (loss) on investments .......           268,069           (113,581)           560,935          1,169,887
  Change in unrealized gain (loss)
    on investments ..........................         6,797,525         12,178,254         (2,092,936)        (1,651,626)
  Reinvested capital gains ..................                 -                  -          1,127,610                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         7,255,959         11,718,718          2,537,627          2,935,062
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        13,689,721         18,363,862          8,082,250         23,790,856
  Transfers between funds ...................         1,139,553          3,184,036         (7,641,663)       (15,102,707)
  Redemptions (note 3) ......................        (6,299,175)        (3,241,279)        (7,782,150)        (6,411,615)
  Annuity benefits ..........................              (583)                 -               (759)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (148,367)           (72,396)          (189,330)          (161,903)
  Adjustments to maintain reserves ..........            47,839             20,269             42,036             40,889
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         8,428,988         18,254,492         (7,489,616)         2,155,520
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        15,684,947         29,973,210         (4,951,989)         5,090,582
Contract owners' equity beginning
  of period .................................        88,346,309         58,373,099        105,941,161        100,850,579
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       104,031,256         88,346,309        100,989,172        105,941,161
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         8,746,952          6,794,609          8,824,865          8,643,298
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,927,889          2,640,518          1,133,060          3,033,654
  Units redeemed ............................        (1,100,937)          (688,175)        (1,758,271)        (2,852,087)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         9,573,904          8,746,952          8,199,654          8,824,865
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             WRCoreEq                              WRDivInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,726,176)        (1,110,132)            14,294                  -
  Realized gain (loss) on investments .......        (2,468,219)        (2,515,743)             3,874                  -
  Change in unrealized gain (loss)
    on investments ..........................        23,388,835         35,842,592            543,682                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        19,194,440         32,216,717            561,850                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        20,038,798         39,835,695          2,522,852                  -
  Transfers between funds ...................       (11,807,471)        (6,191,102)         4,061,456                  -
  Redemptions (note 3) ......................       (13,457,626)       (11,002,147)           (61,772)                 -
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (402,759)          (296,874)            (1,106)                 -
  Adjustments to maintain reserves ..........           (48,883)            13,442                 52                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (5,677,941)        22,359,014          6,521,482                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        13,516,499         54,575,731          7,083,332                  -
Contract owners' equity beginning
  of period .................................       240,491,705        185,915,974                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   254,008,204        240,491,705          7,083,332                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        31,339,819         28,039,884                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         3,469,502          8,233,379            682,141                  -
  Units redeemed ............................        (4,207,051)        (4,933,444)           (29,962)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        30,602,270         31,339,819            652,179                  -
                                                ===============    ===============    ===============    ===============

                                                             WRGrowth                               WRHiInc
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............        (3,296,693)        (3,132,108)         4,477,850          4,214,594
  Realized gain (loss) on investments .......        (1,022,943)          (300,384)          (244,154)          (905,365)
  Change in unrealized gain (loss)
    on investments ..........................         9,890,810         50,129,544          2,191,358          6,434,879
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............         5,571,174         46,697,052          6,425,054          9,744,108
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        38,607,576         56,714,174          9,333,358         17,444,371
  Transfers between funds ...................       (11,099,156)        23,922,536          1,774,807         (2,210,050)
  Redemptions (note 3) ......................       (16,184,275)       (10,433,136)        (4,052,795)        (3,308,843)
  Annuity benefits ..........................              (386)                 -               (582)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (486,473)          (315,835)          (104,142)           (61,406)
  Adjustments to maintain reserves ..........          (204,433)            15,750             30,684             23,437
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        10,632,853         69,903,489          6,981,330         11,887,509
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        16,204,027        116,600,541         13,406,384         21,631,617
Contract owners' equity beginning
  of period .................................       301,609,039        185,008,498         70,865,343         49,233,726
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       317,813,066        301,609,039         84,271,727         70,865,343
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        37,406,072         27,861,661          5,707,409          4,689,184
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         6,715,458         12,689,046          1,432,238          2,378,017
  Units redeemed ............................        (5,480,846)        (3,144,635)          (884,867)        (1,359,792)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        38,640,684         37,406,072          6,254,780          5,707,409
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             WRIntlII                               WRIntl
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004               2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $        47,724                  -           (423,312)           224,852
  Realized gain (loss) on investments .......            74,703                  -           (828,872)        (1,966,765)
  Change in unrealized gain (loss)
    on investments ..........................           662,234                  -          8,319,805         11,218,434
  Reinvested capital gains ..................            59,250                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           843,911                  -          7,067,621          9,476,521
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,724,080                  -          7,269,031          7,836,767
  Transfers between funds ...................         6,288,918                  -         (2,293,872)         4,246,455
  Redemptions (note 3) ......................          (916,228)                 -         (3,410,390)        (1,862,306)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................           (25,484)                 -            (99,232)           (57,882)
  Adjustments to maintain reserves ..........               757                  -            169,681            (13,429)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         7,072,043                  -          1,635,218         10,149,605
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         7,915,954                  -          8,702,839         19,626,126
Contract owners' equity beginning
  of period .................................                 -                  -         55,194,400         35,568,274
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $     7,915,954                  -         63,897,239         55,194,400
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -          7,134,038          5,665,413
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           735,303                  -          1,575,512          2,729,103
  Units redeemed ............................           (99,612)                 -         (1,374,375)        (1,260,478)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           635,691                  -          7,335,175          7,134,038
                                                ===============    ===============    ===============    ===============

                                                             WRLTBond                             WRMicCpGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003                2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           667,576            687,179             (8,465)                 -
  Realized gain (loss) on investments .......           167,296            127,527              1,823                  -
  Change in unrealized gain (loss)
    on investments ..........................          (695,302)          (226,663)           286,657                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           139,570            588,043            280,015                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         4,730,884         14,262,996            628,015                  -
  Transfers between funds ...................         1,879,143          8,938,521          1,135,483                  -
  Redemptions (note 3) ......................        (3,351,458)        (2,616,571)            (8,020)                 -
  Annuity benefits ..........................              (379)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................           (98,467)           (73,792)              (121)                 -
  Adjustments to maintain reserves ..........            (8,795)            10,602               (101)                 -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         3,150,928         20,521,756          1,755,256                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         3,290,498         21,109,799          2,035,271                  -
Contract owners' equity beginning
  of period .................................        43,351,583         22,241,784                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        46,642,081         43,351,583          2,035,271                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,743,944          1,955,961                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,333,781          2,810,807            196,135                  -
  Units redeemed ............................        (1,061,793)        (1,022,824)           (12,068)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         4,015,932          3,743,944            184,067                  -
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              WRMMkt                               WRMortSec
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003                2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (165,877)          (307,405)            39,613                  -
  Realized gain (loss) on investments .......                 -                  -                698                  -
  Change in unrealized gain (loss)
    on investments ..........................                 -                  -            (63,475)                 -
  Reinvested capital gains ..................                 -                  -             30,566                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............          (165,877)          (307,405)             7,402                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         8,552,543         25,140,077            419,372                  -
  Transfers between funds ...................        (5,660,857)       (22,689,037)         1,937,691                  -
  Redemptions (note 3) ......................        (5,337,714)        (8,936,271)           (22,432)                 -
  Annuity benefits ..........................                 -                  -               (760)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (117,233)          (213,573)               (66)                 -
  Adjustments to maintain reserves ..........             4,953             20,470                775                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............        (2,558,308)        (6,678,334)         2,334,580                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (2,724,185)        (6,985,739)         2,341,982                  -
Contract owners' equity beginning
  of period .................................        27,477,578         34,463,317                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    24,753,393         27,477,578          2,341,982                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,707,827          3,366,596                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,947,323          4,396,015            236,924                  -
  Units redeemed ............................        (3,200,327)        (5,054,784)           (10,720)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         2,454,823          2,707,827            226,204                  -
                                                ===============    ===============    ===============    ===============

                                                            WRRealEstS                            WRSciTech
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003                2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............            22,324                  -         (1,408,887)          (911,347)
  Realized gain (loss) on investments .......             1,875                  -            189,527           (207,868)
  Change in unrealized gain (loss)
    on investments ..........................           524,093                  -         15,915,340         19,318,811
  Reinvested capital gains ..................            83,580                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............           631,872                  -         14,695,980         18,199,596
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           775,096                  -         14,408,319         21,833,102
  Transfers between funds ...................         5,526,301                  -          1,425,106          2,165,630
  Redemptions (note 3) ......................           (21,246)                 -         (4,724,849)        (2,251,337)
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................              (229)                 -           (163,268)           (68,102)
  Adjustments to maintain reserves ..........             3,883                  -             71,942             (3,651)
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         6,283,805                  -         11,017,250         21,675,642
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         6,915,677                  -         25,713,230         39,875,238
Contract owners' equity beginning
  of period .................................                 -                  -         92,939,816         53,064,578
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......         6,915,677                  -        118,653,046         92,939,816
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................                 -                  -         11,425,184          8,398,696
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           552,930                  -          2,640,650          3,968,257
  Units redeemed ............................           (11,587)                 -         (1,359,209)          (941,769)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           541,343                  -         12,706,625         11,425,184
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             WRSmCap                               WRSmCpVal
                                                ----------------------------------    ----------------------------------
Investment activity:                                 2004               2003                2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (1,963,573)        (1,375,892)           (26,693)                 -
  Realized gain (loss) on investments .......         1,315,125         (1,800,792)             2,965                  -
  Change in unrealized gain (loss)
    on investments ..........................        17,657,223         31,884,942            400,161                  -
  Reinvested capital gains ..................                 -                  -            359,498                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        17,008,775         28,708,258            735,931                  -
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        15,872,495         26,838,385          1,482,448                  -
  Transfers between funds ...................        (2,549,505)        (7,198,447)         5,361,881                  -
  Redemptions (note 3) ......................        (7,610,484)        (4,022,483)          (182,885)                 -
  Annuity benefits ..........................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (255,703)          (116,410)              (130)                 -
  Adjustments to maintain reserves ..........           428,114             19,486                491                  -
                                                ---------------    ---------------    ---------------    ---------------
      Net equity transactions ...............         5,884,917         15,520,531          6,661,805                  -
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        22,893,692         44,228,789          7,397,736                  -
Contract owners' equity beginning
  of period .................................       132,974,855         88,746,066                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   155,868,547        132,974,855          7,397,736                  -
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        13,190,389         11,801,501                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         2,841,162          4,652,169            679,010                  -
  Units redeemed ............................        (2,333,333)        (3,263,281)           (47,383)                 -
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        13,698,218         13,190,389            631,627                  -
                                                ===============    ===============    ===============    ===============

                                                             WRValue
                                                ----------------------------------
Investment activity:                                 2004               2003
                                                ---------------    ---------------
  Net investment income (loss) ..............          (265,251)          (438,452)
  Realized gain (loss) on investments .......           388,352           (367,367)
  Change in unrealized gain (loss)
    on investments ..........................        15,981,749         17,627,420
  Reinvested capital gains ..................                 -                  -
                                                ---------------    ---------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............        16,104,850         16,821,601
                                                ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        18,872,156         24,562,322
  Transfers between funds ...................         7,274,499          9,426,821
  Redemptions (note 3) ......................        (5,780,845)        (2,666,859)
  Annuity benefits ..........................              (390)                 -
  Annual contract maintenance charges
    (note 2) ................................                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (151,184)           (60,360)
  Adjustments to maintain reserves ..........           384,738             56,298
                                                ---------------    ---------------
      Net equity transactions ...............        20,598,974         31,318,222
                                                ---------------    ---------------
Net change in contract owners' equity .......        36,703,824         48,139,823
Contract owners' equity beginning
  of period .................................       106,447,898         58,308,075
                                                ---------------    ---------------
Contract owners' equity end of period .......       143,151,722        106,447,898
                                                ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         9,899,433          6,694,479
                                                ---------------    ---------------
  Units purchased ...........................         3,025,601          4,118,296
  Units redeemed ............................        (1,169,688)          (913,342)
                                                ---------------    ---------------
  Ending units ..............................        11,755,346          9,899,433
                                                ===============    ===============

See accompanying notes to financial statements.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF - Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF
          - Small Company Opportunity Fund Class A Shares.

          On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

          The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

          Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                    AIM VIF - Balanced Fund - Series I Shares (AIMBal)
                    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
                    AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
                    AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
                    AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
                    AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
                    AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)*
                    AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);
                    Alliance VPSF - AllianceBernstein Growth & Income Portfolio
                    - Class B (AlGrIncB)
                    Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
                    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio
                    - Class B (AISmCapValB)

               Portfolios of the American Variable Insurance Series
               (American VIS);
                    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
                    American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
                    American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
                    American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III (ACVPInt3)
                    American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra) American Century VP - Ultra/(R)/ Fund - Class II (ACVPUltra2)
                    American Century VP - Value Fund - Class I (ACVPVal) American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the BB&T Variable Insurance Funds (BB&T VIF);
                    BB&T VIF - Capital Manager Equity Fund (BBTCapMgr)
                      (formerly BB&T VIF - Capital Appreciation Fund)
                    BB&T VIF - Large Cap Value Fund (BBTLgCapV)
                      (formerly BB&T VIF - Growth and Income Fund)
                    BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
                    BB&T VIF - Mid Cap Growth Fund (BBTMdCapGr)
                      (formerly BB&T VIF - Capital Manager Aggressive Growth
                      Fund)

               Portfolios of the Credit Suisse Trust;
                    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
                    Credit Suisse Trust - International Focus Portfolio
                    (CSIntFoc)
                    Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                    Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
                    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
                    Dreyfus VIF - Developing Leaders Portfolio - Service Shares (DryVIFDevLdS)*
                    Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)

               Portfolios of the Evergreen Variable Annuity Funds (Evergreen
               VAF);
                    Evergreen VAF - Foundation Fund - Class 1 (EvFound)* Evergreen VAF - Fund - Class 1 (EvFund)*
                    Evergreen VAF - Growth And Income Fund - Class 1 (EvGrInc)* Evergreen VAF - International Growth Fund - Class 1 (EvIntGr)*
                    Evergreen VAF - Omega Fund - Class 1 (EvOmega)*
                    Evergreen VAF - Special Equity Fund - Class 1 (EvSpEq)* Evergreen VAF - Special Values Fund - Class 1 (EvSpVal)* Evergreen VAF - Strategic Income Fund - Class 1 (EvStratInc)*

               Portfolios of the Federated Insurance Series (Federated IS);
                    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
                    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
                    Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
                    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
                    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund (Fidelity/(R)/ VIP);
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
                    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
                    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
                    Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products
               Fund II
               (Fidelity/(R)/ VIP II);
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 (FidVIPCon2)
                    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products
               Fund III
               (Fidelity/(R)/ VIP III);
                    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
                    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)

               First Horizon Capital Appreciation Portfolio (FHCapAp)

               First Horizon Core Equity Portfolio (FHCoreEq)

               Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
                    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2 (FrVIPRisDiv2)
                    Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2 (FrVIPSmCapV2)
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 1 (FrVIPForSec)*
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
               GVIT);
               (Gartmore is an affiliate of the Company)
                    Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus International Value Fund - Class II (GVITIntVal2)
                    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
                    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
                    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
                    Gartmore GVIT Emerging Markets Fund - Class VI
                    (GVITEmMrkts6)
                    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
                    Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
                    Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
                    Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
                    Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
                    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
                    Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
                    Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1) Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg) Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon) Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod) Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
                    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
                    Gartmore GVIT International Growth Fund - Class I
                    (GVITIntGro)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                    Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
                    Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
                    Gartmore GVIT J.P. Morgan Balanced Fund - Class I
                    (GVITJPBal)
                    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund) Gartmore GVIT Nationwide/(R)/ Fund - Class II (GVITNWFund2) Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I (GVITLead)
                    Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III (GVITLead3)
                    Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I (GVITNStrVal)*
                    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
                    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
                    Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2) Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)*
                    Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)*
                    Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
                    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
                    Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead) Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)

               Portfolios of the Janus Aspen Series (Janus AS);
                    Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                    Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
                    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
                    Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
                    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
                    Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)

               JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)

               Portfolios of the MFS/(R)/ Variable Insurance TrustSM
               (MFS/(R)/ VIT);
                    MFS/(R)/ VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
                    MFS/(R)/ VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
                    MFS/(R)/ VIT - New Discovery Series - Service Class (MFSNewDiscS)
                    MFS/(R)/ VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust
                    (Neuberger Berman AMT);
                    Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFasc)
                    Neuberger Berman AMT - Focus Portfolio - S Class
                    (NBAMTFocus)
                    Neuberger Berman AMT - Guardian Portfolio - I Class (NBAMTGuard)
                    Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/
                    - I Class (NBAMTLMat)
                    Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I
                    Class
                    (NBAMTMCGr)
                    Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class (NBAMTPart)
                    Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)

               Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)

               Oppenheimer Capital Appreciation Fund/VA - Initial Class
               (OppCapAp)

               Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)

               Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3)

               Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)

               Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)

               Oppenheimer High Income Fund/VA - Service Class (OppHighIncS)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Oppenheimer Main Street Fund/(R)/ /VA - Initial Class
               (OppMSFund)

               Oppenheimer Main Street Fund/(R)/ /VA - Service Class
               (OppMSFundS)

               Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Service Class (OppMSSmCapS)

               Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)

               Portfolios of the Putnam Variable Trust (Putnam VT);
                    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc) Putnam VT International Equity Fund - IB Shares (PVTIntEq)* Putnam VT Voyager II Fund - IB Shares (PVTVoyII)*

               Strong Opportunity Fund II, Inc. - Investor Class (StOpp2)

               Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck
               WIT);
                    Van Eck WIT - Worldwide Emerging Markets Fund - Class R1 (VEWrldEMktR1)
                    Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class (VEWrldEMkt)
                    Van Eck WIT - Worldwide Hard Assets Fund - Class R1 (VEWrldHAsR1)
                    Van Eck WIT - Worldwide Hard Assets Fund - Initial Class (VEWrldHAs)

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
               LIT);
                    Van Kampen LIT - Comstock Portfolio - Class II (VKCom2) Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)

               Portfolios of the Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
                    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
                    Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)
                    Van Kampen UIF - International Magnum Portfolio - Class I (VKIntMag)*
                    Van Kampen UIF - Mid Cap Growth Portfolio - Class I (VKMidCapG)
                    Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)

               Portfolios of the Victory Variable Insurance Funds (Victory VIF);
                    Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
                    Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)*
                    Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)*

               Portfolios of the W & R Target Funds, Inc.;
                    W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
                    W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
                    W & R Target Funds, Inc. - Bond Portfolio (WRBnd)
                    W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq) W & R Target Funds, Inc. - Dividend Income Portfolio (WRDivInc)
                    W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
                    W & R Target Funds, Inc. - High Income Portfolio (WRHiInc) W & R Target Funds, Inc. - International II Portfolio (WRIntlII)
                    W & R Target Funds, Inc. - International Portfolio (WRIntl) W & R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLTBond)
                    W & R Target Funds, Inc. - Micro Cap Growth Portfolio (WRMicCpGr)
                    W & R Target Funds, Inc. - Money Market Portfolio (WRMMkt) W & R Target Funds, Inc. - Mortgage Securities Portfolio (WRMortSec)
                    W & R Target Funds, Inc. - Real Estate Securities Portfolio (WRRealEstS)
                    W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
                    W & R Target Funds, Inc. - Small Cap Growth Portfolio (WRSmCap)
                    W & R Target Funds, Inc. - Small Cap Value Portfolio (WRSmCpVal)
                    W & R Target Funds, Inc. - Value Portfolio (WRValue)

*At December 31, 2004, contract owners were not invested in this fund.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments surrendered, such charge declining a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. No sales charges are deducted on BOA Exclusive II contracts.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                    BOA            ElitePro       ElitePro        BOA
    Nationwide Variable Account-9 Options        Furture/(1)/      Classic          Ltd       Choice/(2)/
---------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .........       0.95%            1.60%        1.75%        1.20%
---------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option ..............       0.25%               -            -            -
    Initial lowered to $1,000 and subsequent
     lowered to $25. Not available for
     investment only contracts.
---------------------------------------------------------------------------------------------------------
Five Year CDSC Option ........................       0.15%               -            -            -
---------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
  Additional (5%) Withdrawal without Charge
   and Disability ............................       0.10%               -            -            -
    In addition to standard 10% CDSC-free
     withdrawal privilege.
  10 Year and Disability Waiver for Tax
   Sheltered Annuities ......................        0.05%               -            -            -
    CDSC waived if (i) contract owner has
     owned contract for 10 years and (ii) has
     made regular payroll deferrals during
     entire contract year for at least 5 of
     those 10 years.
  Hardship Waiver for Tax Sheltered Annuities        0.15%               -            -            -
    CDSC waived if contract owner experiences
     hardship (defined under IRC Section 401
     (k)).
---------------------------------------------------------------------------------------------------------
Death Benefit Options:
    Allows enhanced provision in place of the
     standard death benefit.
  One-Year Enhanced ..........................       0.15%/(5)/          -            -            -
  One-Year Step Up ...........................       0.05%/(6)/          -            -            -
  Greater of One-Year or 5% Enhanced .........       0.20%/(5)/          -            -         0.15%/(5)/
  5% Enhanced ................................       0.10%/(7)/          -            -         0.05%/(7)/
  Term Certain with Enhanced - between 10 and
   20 years (for contracts issued prior to
   5-01-02) ..................................          -                -            -            -
---------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:
    Provide for minimum guaranteed value that
     may replace contract value for
     annuitization under certain
     circumstances.
  Option 1 ...................................       0.45%/(8)/          -            -         0.45%/(9)/
  Option 2 ...................................       0.30%/(8)/          -            -         0.30%/(9)/
---------------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option ............          -                -            -            -
    Allows a surviving spouse to continue the
     contract while receiving the economic
     benefit of the death benefit upon the
     death of the other spouse.
---------------------------------------------------------------------------------------------------------
Extra Value Option (EV) ......................       0.45%               -            -            -
    Fee assessed to assets of the variable
     account and to allocations made to the
     fixed account or guaranteed term options
     for first seven contract years in
     exchange for application of 3% of
     purchase payments made during the first
     12 months contract is in force.
---------------------------------------------------------------------------------------------------------
Beneficiary Protector Option .................       0.40%               -            -         0.40%
    Upon death of the annuitant, in addition
     to any death benefit payable, the
     contract will be credited an additional
     amount.
---------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option .............       0.50%               -            -            -
    Provides a return of principle guarantee
     over the elected program period.
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(10)/: ......       3.95%            1.60%        1.75%       2.20%
---------------------------------------------------------------------------------------------------------

                                                                      BOA      BOA Exclusive  BOA Choice
Nationwide Variable Account-9 Options              BOA V/(3)/        Income        II/(4)/       Venue
---------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .........       1.10%            1.25%        1.20%        1.50%
---------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option ..............          -                -            -            -
    Initial lowered to $1,000 and subsequent
     lowered to $25. Not available for
     investment only contracts.
---------------------------------------------------------------------------------------------------------
Five Year CDSC Option ........................       0.15%               -            -            -
---------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
  Additional (5%) Withdrawal without Charge
   and Disability ............................       0.10%               -            -            -
    In addition to standard 10% CDSC-free
     withdrawal privilege.
  10 Year and Disability Waiver for Tax
   Sheltered Annuities .......................       0.05%               -            -            -
    CDSC waived if (i) contract owner has
     owned contract for 10 years and (ii) has
     made regular payroll deferrals during
     entire contract year for at least 5 of
     those 10 years.
  Hardship Waiver for Tax Sheltered Annuities        0.15%               -            -            -
    CDSC waived if contract owner experiences
     hardship (defined under IRC Section 401
     (k)).
---------------------------------------------------------------------------------------------------------
Death Benefit Options:
    Allows enhanced provision in place of the
     standard death benefit.
  One-Year Enhanced ..........................          -                -         0.15%/(5)/      -
  One-Year Step Up ...........................       0.05%               -         0.10%/(6)/      -
  Greater of One-Year or 5% Enhanced                    -                -         0.20%/(5)/   0.15%
  5% Enhanced ................................       0.10%               -         0.15%/(7)/      -
  Term Certain with Enhanced - between 10 and
   20 years (for contracts issued prior to
   5-01-02) ...................................         -             0.20%           -            -
---------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:
    Provide for minimum guaranteed value that
     may replace contract value for
     annuitization under certain
     circumstances.
  Option 1 ...................................          -                -         0.45%/(9)/  0.45%/(9)/
  Option 2 ...................................          -                -         0.30%/(9)/  0.30%/(9)/
---------------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option ............          -                -            -        0.10%
    Allows a surviving spouse to continue the
     contract while receiving the economic
     benefit of the death benefit upon the
     death of the other spouse.
---------------------------------------------------------------------------------------------------------
Extra Value Option (EV) ......................          -                -            -           -
    Fee assessed to assets of the variable
     account and to allocations made to the
     fixed account or guaranteed term options
     for first seven contract years in
     exchange for application of 3% of
     purchase payments made during the first
     12 months contract is in force.
---------------------------------------------------------------------------------------------------------
Beneficiary Protector Option .................          -                -         0.40%       0.40%
    Upon death of the annuitant, in addition
     to any death benefit payable, the
     contract will be credited an additional
     amount.
---------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option .............          -                -         0.50%       0.50%
    Provides a return of principle guarantee
     over the elected program period.
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(10)/: ......       1.70%            1.45%        2.80%       3.10%
---------------------------------------------------------------------------------------------------------

/(1)/ Includes Key Corp, NEA, Waddell & Reed Advisors Select Plus, First Tennessee and BB&T products.
/(2)/   Includes Key Corp and Paine Weber products.
/(3)/   Includes NEA Select product.
/(4)/   Includes Waddell & Reed Advisors Select Reserve product.
/(5)/ Available beginning January 2, 2002 or a later date if state law requires.
/(6)/ Available until state approval is received for the One-Year Enhanced Death Benefit Option.
/(7)/ Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option.
/(8)/ No longer available effective May 1, 2003. Applicant could elect one or both GMIB options.
/(9)/ No longer available effective May 1, 2003. Applicant could elect one GMIB option.
/(10)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2004.

                         Total        AIMBal     AIMBValue2      AIMBlueCh      AIMCapAp      AIMCapAp2     AIMCapDev2     AIMCoreEq
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $  39,938,247         1,218              -            792           328              -              -            63
1.00% ..........    16,468,655             -              -              -             -              -              -             -
1.05% ..........     3,184,783             -              -              -             -              -              -             -
1.10% ..........    10,645,520         2,101              -          1,816           221              -              -            87
1.15% ..........     5,555,864           638              -              5           486              -              -             -
1.20% ..........    18,551,614            52              -              -             -              -              -             -
1.25% ..........     2,939,886         1,160            630            120             -             38            317             -
1.30% ..........     3,468,072           231              -              -             5              -              -             -
1.35% ..........     3,849,477           547              -            232             -              -              -            27
1.40% ..........    27,817,499            71              -            106           469              -              -           394
1.45% ..........     9,760,952             -              -              -             -              -              -             -
1.50% ..........     3,644,908             -         26,005              -             -          4,944            254             -
1.55% ..........    12,354,557         1,776              -          1,735             -              -              -         1,782
1.60% ..........     6,701,018            31          5,904              -           240          2,856            218             -
1.65% ..........     4,056,097             -         29,684              -             -          3,320             39             -
1.70% ..........     1,795,743             -              -              -             -              -              -             -
1.75% ..........     2,066,003            18          6,832              -             1            971              -             -
1.80% ..........     1,536,118             -          3,233              -             -            528              -             -
1.85% ..........     2,268,795             -              -              -             -              -              -             -
1.90% ..........       618,698             -          3,083              -             -            330             93             -
1.95% ..........     1,290,602             -         22,479              -             -          5,750              -             -
2.00% ..........     1,362,973           518             25              -             -              -              -             -
2.05% ..........     1,571,520         1,435          6,756          1,033             -          5,014             29             -
2.10% ..........       901,050             -         16,061              -             -          1,227              -             -
2.15% ..........       297,674             -          3,416              -             -            583              -             -
2.20% ..........       841,719             -          7,202              -             -          3,711              -             -
2.25% ..........       146,861             -              -              -             -              -              -             -
2.30% ..........       127,044             -              -              -             -              -              -             -
2.35% ..........        42,195             -              -              -             -            226              -             -
2.40% ..........       202,843             -              -              -             -              -              -             -
2.45% ..........        91,075             -            151              -             -            327              -             -
2.50% ..........       118,199             -          3,839              -             -            558              -             -
2.55% ..........        17,618             -              -              -             -              -              -             -
2.60% ..........       173,253             -          6,304              -             -            110              -             -
2.65% ..........         5,180             -              -              -             -              -              -             -
2.70% ..........         4,776             -              -              -             -              -              -             -
2.85% ..........           263             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $ 184,417,351         9,796        141,604          5,839         1,750         30,493            950         2,353
                 ============= ============= ============== ============== ============= ============== ============== =============

                      AIMPreEq     AIMPreEq2       AlGrIncB      AlPremGrB   AISmCapValB      ACVPIncGr     ACVPIncGr2  ACVPInflaPro
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $         498             -              -              -             -        730,324              -        78,191
1.00% ..........             -             -              -              -             -        347,190              -        27,991
1.05% ..........             -             -              -              -             -         67,776              -         7,402
1.10% ..........           606             -              -              -             -        142,987              -        22,511
1.15% ..........           260             -              -              -             -         68,389              -        18,924
1.20% ..........             -             -              -              -             -        314,904              -       102,362
1.25% ..........           400             -              -              -            59         48,745              -         6,615
1.30% ..........             -             -              -              -             -         65,476              -        10,260
1.35% ..........           474             -              -              -             -         63,182              -        15,071
1.40% ..........           495             -              -              -             -        384,041              -        94,166
1.45% ..........             -             -              -              -             -        139,118              -        20,487
1.50% ..........             -         5,606         16,599          9,115        15,846         46,500         24,661         6,478
1.55% ..........         3,475             -              -              -             -        139,492              -        22,935
1.60% ..........             -         1,272          8,634          1,938         2,674         70,565          2,078        16,923
1.65% ..........             -         6,901         12,159         22,172        20,033         69,373         10,886        20,198
1.70% ..........             -             -              -              -             -         21,739              -         2,237
1.75% ..........             -           401          3,455          1,396         5,152         31,387          1,227         2,420
1.80% ..........             -           428          1,598          2,235         2,494         27,123            476         2,230
1.85% ..........             -             -              -              -             -         26,213              -           995
1.90% ..........             -           430             59            917         2,001         10,757            613            90
1.95% ..........             -         4,697          9,019         14,622        14,093          5,336          3,781         2,041
2.00% ..........             -             -              -             55           413         17,659            424         1,678
2.05% ..........             -         7,483          7,075          5,702        14,521         17,745          7,148         1,922
2.10% ..........             -         2,744          6,463          6,198        15,881          3,127         25,292         3,069

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             AIMPreEq     AIMPreEq2       AlGrIncB      AlPremGrB   AISmCapValB      ACVPIncGr     ACVPIncGr2  ACVPInflaPro
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.15% ..........             -           108            381              -         2,147          1,432            360             -
2.20% ..........             -         1,837          5,562          2,290         7,179          4,316          9,633         1,530
2.25% ..........             -             -              -              -             -            542              -           717
2.30% ..........             -             -              -              -             -            134              -           380
2.35% ..........             -           108            902            256         1,601             19            781            21
2.40% ..........             -             -              -              -             -            958              -            58
2.45% ..........             -         1,251            877            394         1,333            377              -            90
2.50% ..........             -           138          1,577            823         2,627            331            911             -
2.55%                        -             -              -              -             -              -              -             -
2.60% ..........             -           465          2,896          1,635         2,426          1,098          1,771            35
2.65% ..........             -             -              -              -             -              5              -             -
2.70% ..........             -             -              -              -             -            361              -             -
2.85%                        -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $       6,208        33,869         77,256         69,748       110,480      2,868,721         90,042       490,027
                 ============= ============= ============== ============== ============= ============== ============== =============

                       ACVPInt      ACVPInt3      ACVPUltra     ACVPUltra2       ACVPVal       ACVPVal2      BBTCapMgr     BBTLgCapV
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     388,561       173,355         41,900              -     1,330,685              -          1,754         8,794
1.00% ..........       198,640        50,680         10,973              -       441,226              -              -             -
1.05% ..........        36,212        13,018          1,987              -        90,447              -              -            33
1.10% ..........        37,278        41,958          8,423              -       356,311              -          3,263         6,876
1.15% ..........        16,269        22,693          7,476              -       188,983              -          2,870         3,618
1.20% ..........       175,114       115,376         30,577              -       741,932              -              9           169
1.25% ..........        19,106        10,025          3,537              -       101,861              -            301         1,161
1.30% ..........        34,640        10,009          1,384              -       204,784              -            563         1,103
1.35% ..........        15,867        19,563          4,137              -       173,517              -            519         1,620
1.40% ..........       126,336       115,807         29,426              -       946,987              -            231         6,898
1.45% ..........        83,536        21,921          8,942              -       306,332              -          1,166           757
1.50% ..........        26,199         8,494          1,851         17,767        93,671         42,175             68            70
1.55% ..........        35,406        29,806         17,836              -       455,798              -          2,481         8,843
1.60% ..........        12,018        27,996          7,127          1,117       186,802          6,503          3,316         2,172
1.65% ..........        18,057        17,883          8,200          8,939       132,735         14,745          2,085           290
1.70% ..........         3,666         8,265            984              -        56,761              -          6,685            52
1.75% ..........         4,225         7,581          5,821          3,115        67,509          5,178              3            21
1.80% ..........         3,066         7,592          2,092            464        51,525          8,533              -             -
1.85% ..........         4,989         9,234          3,618              -        83,018              -              -         1,159
1.90% ..........         1,442           948            156            349        16,516          7,822              -         1,462
1.95% ..........         7,261         2,568            518          6,813        11,868         18,115              -             -
2.00% ..........         2,000         1,827          2,785          1,280        55,399          3,459              -           576
2.05% ..........         3,580         9,550            196          4,253        50,879         12,027              -             -
2.10% ..........           278           313            622          4,015         7,891         11,707              -             -
2.15% ..........           112           857            549            179        14,555          1,660              -             -
2.20% ..........           774         1,464            466          5,118        19,541          9,735              -             -
2.25% ..........             -           282            101              -         4,052              -              -             -
2.30% ..........            11           281              -              -         8,495              -              -             -
2.35% ..........             -            39              -              -             -          2,038              -             -
2.40% ..........             -         1,518              -              -        15,734              -              -             -
2.45% ..........             -             -              -            213         3,053          2,615              -             -
2.50% ..........             -             -              -          1,177           588            704              -             -
2.55% ..........             -             -              -              -         2,298              -              -             -
2.60% ..........             -           635            171            287         2,058          3,107              -             -
2.65% ..........             -             -              -              -           357              -              -             -
2.70% ..........             -             -            161              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   1,254,643       731,538        202,016         55,086     6,224,168        150,123         25,314        45,674
                 ============= ============= ============== ============== ============= ============== ============== =============

                     BBTLgCoGr    BBTMdCapGr        CSGPVen       CSIntFoc       CSLCapV      DryELeadS    DrySmCapIxS     DrySRGroS
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $       3,060         6,999         22,734         48,341        70,035              -        127,904             -
1.00% ..........             -             -          8,290         26,295        32,802              -         44,529             -
1.05% ..........            37            75          3,537          6,312        11,877              -          9,509             -
1.10% ..........         3,045         3,967            549            515         1,420              -         30,617             -
1.15% ..........           199           673             20             78           415              -         21,815             -
1.20% ..........             -           119          2,937          4,990        19,364              -         68,014             -
1.25% ..........           917           661             57            939         2,493              -         13,204             -
1.30% ..........           842           761            100            626         2,624              -         15,794             -
1.35% ..........           668           845            112            207           156              -         20,992             -
1.40% ..........         2,537         4,818             63             98         6,344              -         86,615             -
1.45% ..........           893           865              -             78         3,330              -         21,313             -
1.50% ..........            65            65              -            671         1,993          4,082          8,392           896

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            BBTLgCoGr    BBTMdCapGr        CSGPVen       CSIntFoc       CSLCapV      DryELeadS    DrySmCapIxS     DrySRGroS
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.55% ..........         2,490         2,198              -              -           380              -         29,838             -
1.60% ..........         2,140         3,201              -             31           631          1,097         21,111            57
1.65% ..........            39           497              5            204           322          1,673         10,183         1,354
1.70% ..........            50            17              -              -            59              -          5,449             -
1.75% ..........           146           221              -              -           125          2,300          5,063            24
1.80% ..........            15             -              -              -           445            558          5,672             -
1.85% ..........         4,808         5,184              -              -            89              -          8,397             -
1.90% ..........             -         2,307              -              -            26            436          2,165            32
1.95% ..........             -             -              -              -             -          3,374          1,110           575
2.00% ..........           571             -              -              -            27            448          2,600             -
2.05% ..........         3,472           979              -              -             -          2,897          6,113           670
2.10% ..........             -             -              -              -            19          2,153            321         2,857
2.15% ..........             -             -              -              -             -            545            951           130
2.20% ..........             -             -              -              -             -          5,994            684            67
2.25% ..........             -             -              -              -             -              -            798             -
2.30% ..........             -             -              -              -             8              -            264             -
2.35% ..........             -             -              -              -             -              -            150             -
2.40% ..........             -             -              -              -             -              -             10             -
2.45% ..........             -             -              -              -             -            282              4           560
2.50% ..........             -             -              -              -             -              -              -             -
2.55% ..........             -             -              -              -             -              -              -             -
2.60% ..........             -             -              -              -             -          1,286              -           433
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $      25,994        34,452         38,404         89,385       154,984         27,125        569,581         7,655
                 ============= ============= ============== ============== ============= ============== ============== =============

                      DrySRGro      DryStkIx      DryVIFApp     DryVIFAppS   DryVIFDevLd   DryVIFIntVal     FedAmLeadS     FedCapApS
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     451,265     3,425,695        564,609              -           587            792              -             -
1.00% ..........       212,040     1,774,559        253,008              -             -              -              -             -
1.05% ..........        40,468       319,609         64,074              -             -              -              -             -
1.10% ..........       125,140       588,603        100,470              -           338            600              -             -
1.15% ..........        36,137       325,296         54,023              -             -            521              -             -
1.20% ..........       152,265     1,266,573        241,272              -             -              -              -             -
1.25% ..........        22,630       177,697         34,492              -            21              -              -             -
1.30% ..........        30,013       284,023         49,703              -             -              -              -             -
1.35% ..........        17,237       250,832         46,082              -           217              -              -             -
1.40% ..........       181,575     1,416,163        235,088              -           302          1,613              -             -
1.45% ..........       109,682       585,561         49,179              -             -              -              -             -
1.50% ..........        19,324       140,300         21,878         10,323             -              -          3,041         2,129
1.55% ..........        39,532       493,245         72,622              -           751          1,770              -             -
1.60% ..........        19,461       268,588         41,193          5,390             -              -            137         4,522
1.65% ..........        27,273       135,016         34,768          7,803             -              -          1,563           711
1.70% ..........         9,272       142,757         10,143              -             -              -              -             -
1.75% ..........         4,152        83,394         10,207          3,089             -              -            574           115
1.80% ..........         4,153        71,349         11,806            801             -              -            218           349
1.85% ..........         6,891        73,026          9,992              -         4,354              -              -             -
1.90% ..........         1,917        25,718          4,622            918             -              -              -           711
1.95% ..........         4,686        30,771          2,516          5,275             -              -          1,653         6,355
2.00% ..........         4,841        40,532          5,178              -             -              -              -             -
2.05% ..........         3,968        62,913          8,337         17,526             -              -            506         2,429
2.10% ..........         1,062         7,018          1,648          4,646             -              -            974         2,669
2.15% ..........           391        14,973          2,908            131             -              -              -             -
2.20% ..........           937        13,877          1,224          6,167             -              -          2,035         3,581
2.25% ..........         1,227         1,849          1,334              -             -              -              -             -
2.30% ..........           176         3,783            375              -             -              -              -             -
2.35% ..........           281           585             30            381             -              -          1,503             -
2.40% ..........           131           307          2,021              -             -              -              -             -
2.45% ..........            33           738             15          2,099             -              -              -             -
2.50% ..........             -             -              -          1,233             -              -              -             -
2.55% ..........            22             -             28              -             -              -              -             -
2.60% ..........             -             -          1,466            467             -              -            243           316
2.65% ..........             1            70            102              -             -              -              -             -
2.70% ..........            99             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   1,528,282    12,025,420      1,936,413         66,249         6,570          5,296         12,447        23,887
                 ============= ============= ============== ============== ============= ============== ============== =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                     FedHiIncS     FedQualBd     FedQualBdS      FidVIPEIS     FidVIPEI2      FidVIPGrS      FidVIPGr2     FidVIPHIS
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -       931,856              -      2,470,698             -      1,845,978              -       811,521
1.00% ..........             -       255,717              -      1,114,237             -      1,009,101              -       344,593
1.05% ..........             -        53,400              -        241,349             -        165,146              -        96,047
1.10% ..........             -       272,780              -        506,752             -        323,291              -       138,444
1.15% ..........             -       173,405              -        270,278             -        149,737              -        65,034
1.20% ..........             -       602,087              -      1,145,330             -        970,118              -       499,652
1.25% ..........             -        87,022              -        159,565             -        118,182              -        41,993
1.30% ..........             -       111,449              -        180,674             -        210,746              -        78,047
1.35% ..........             -       161,991              -        296,834             -        187,670              -        73,036
1.40% ..........             -       783,358              -      1,530,938             -      1,125,548              -       439,569
1.45% ..........             -       206,174              -        510,089             -        536,971              -       163,891
1.50% ..........        20,164        82,603         47,370        128,550        62,832        106,523         22,626        41,894
1.55% ..........             -       367,667              -        574,650             -        305,214              -       148,626
1.60% ..........         4,406       234,570         14,020        300,858        20,351        126,501         10,310        68,790
1.65% ..........        18,926        94,161         32,992        177,482        37,012        135,460         14,099        42,928
1.70% ..........             -        75,878              -         65,289             -        121,298              -        22,688
1.75% ..........         5,705       101,112         10,335         91,876        19,558         44,599          7,699        51,491
1.80% ..........         1,988        38,454          2,737         79,453        10,748         38,646          3,198        19,956
1.85% ..........             -        64,751              -        106,008             -         39,830              -        19,969
1.90% ..........           862        17,136          3,346         14,815        10,648         16,617          1,638         2,151
1.95% ..........         8,206         8,518         27,821         20,253        33,352         12,040          7,840         6,212
2.00% ..........           226        41,652            383         39,146         1,247         28,059            451        21,733
2.05% ..........        11,215        51,548         18,461         65,463        14,475         20,524         13,907        12,145
2.10% ..........        28,189         6,020         25,039          2,376        36,276          5,398          9,067         4,717
2.15% ..........         4,457         7,379          2,831          5,851           869          7,438            197         5,682
2.20% ..........         6,496        12,523         18,554         20,866        19,861          6,591         10,138         9,068
2.25% ..........             -         2,777              -          3,663             -          1,831              -           245
2.30% ..........             -         5,269              -          1,849             -            332              -           834
2.35% ..........           954            62            884             23           700             40            114             -
2.40% ..........             -         9,713              -            798             -             34              -           253
2.45% ..........         1,220            71          1,226          2,997         2,401              -          3,479            22
2.50% ..........         6,945           712          2,572              -         5,737            310          1,595             -
2.55% ..........             -           544              -            714             -              -              -           236
2.60% ..........         1,673         4,411         11,531          1,612        10,096          1,486          2,790             -
2.65% ..........             -           287              -             20             -             30              -            20
2.70% ..........             -           770              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals .......      $121,632     4,867,827        220,102     10,131,356       286,163      7,661,289        109,148     3,231,487
                 ============= ============= ============== ============== ============= ============== ============== =============

                     FidVIPOvS   FidVIPOvS2R     FidVIPOvSR     FidVIPConS    FidVIPCon2    FidVIPIGBdS    FidVIPGrOpS   FidVIPMCap2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     241,734             -        243,149      2,129,669             -         52,782        338,829             -
1.00% ..........       103,788             -         56,284      1,047,193             -         34,328        233,070             -
1.05% ..........        24,610             -          9,609        174,163             -          4,945         42,747             -
1.10% ..........        17,553             -         29,789        361,149             -         17,852         23,482             -
1.15% ..........         9,403             -         23,961        188,078             -          3,776          8,371             -
1.20% ..........       111,009             -        134,114        993,328             -         36,761         95,124             -
1.25% ..........        17,658             -          9,134        115,084             -          5,330         14,589           644
1.30% ..........        19,188             -         20,468        185,608             -          7,715         19,446             -
1.35% ..........        11,243             -         22,146        161,592             -          6,220          9,976             -
1.40% ..........        76,104             -        124,693      1,095,416             -         35,728         76,296             -
1.45% ..........        46,716             -         25,188        485,545             -         10,430         40,153             -
1.50% ..........         8,710        21,837          8,743        126,219        49,740          3,810          9,251        30,754
1.55% ..........        15,211             -         31,951        343,167             -          9,030         24,344             -
1.60% ..........         4,841         5,195         21,720        185,090        14,041         23,895          9,683        11,130
1.65% ..........         6,024        19,774         18,811        136,883        32,643          2,258         11,417        16,582
1.70% ..........         3,314             -          7,144         41,253             -          1,147          5,382             -
1.75% ..........         2,889         7,207          6,972         74,164        17,163          2,682          4,008         8,309
1.80% ..........         3,616         2,834         10,488         61,826         5,252          3,198          2,096         3,437
1.85% ..........         5,612             -          8,186         65,811             -          1,937          4,344             -
1.90% ..........         1,153         4,762          3,528         21,268         7,550            959          1,261         4,342
1.95% ..........         1,189        25,355            634         18,958        44,574             67          1,457        23,532
2.00% ..........         2,408         1,326          4,530         47,830         2,509            741          1,088         1,432
2.05% ..........         2,152        15,244          2,889         36,562        20,721          1,822          1,292        20,660
2.10% ..........           861        18,460          1,004          5,492        27,981            561            157        20,907
2.15% ..........             -           416          2,092          9,427           987             32          1,894           668
2.20% ..........           802        13,089          1,260          8,002        21,099              -            538        12,644
2.25% ..........            31             -            750          1,924             -            139             12             -
2.30% ..........             -             -          3,302          5,921             -              -             15             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            FidVIPOvS   FidVIPOvS2R     FidVIPOvSR     FidVIPConS    FidVIPCon2    FidVIPIGBdS    FidVIPGrOpS   FidVIPMCap2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.35% ..........             -           810              -            159         1,969              -             19           227
2.40% ..........             -             -          5,707         15,579             -              -              -             -
2.45% ..........             -         2,741             28            806           841              -              -         2,026
2.50% ..........             -         1,847              -          1,130         1,644              -              -         4,223
2.55% ..........             -             -            450          1,521             -              -              -             -
2.60% ..........             -         2,183            721          2,576         3,577              -              -         1,612
2.65% ..........             -             -            135            330             -              -              -             -
2.70% ..........             -             -            186            627             -              -              -             -
2.85% ..........             -             -              -             11             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     737,819       143,080        839,766      8,149,361       252,291        268,145        980,341       163,129
                 ============= ============= ============== ============== ============= ============== ============== =============

                    FidVIPValS   FidVIPValS2        FHCapAp       FHCoreEq  FrVIPRisDiv2   FrVIPSmCapV2   FrVIPForSec2  FrVIPForSec3
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     143,214             -            341          1,356             -              -              -             -
1.00% ..........        59,978             -              -              -             -              -              -             -
1.05% ..........         5,585             -              -              1             -              -              -             -
1.10% ..........        28,062             -            119          5,618             -              -              -             -
1.15% ..........        21,300             -          1,348          1,671             -              -              -             -
1.20% ..........        75,779             -            170          1,658             -              -              -             -
1.25% ..........        12,822             -              -             70         1,817            611            677            53
1.30% ..........        13,824             -              -            148             -              -              -             -
1.35% ..........        21,855             -              -            292             -              -              -             -
1.40% ..........       120,625             -          1,552          2,856             -              -              -             -
1.45% ..........        89,616             -              -            379             -              -              -             -
1.50% ..........         4,906        11,283            348            300             -              -              -             -
1.55% ..........        47,355             -            225          3,314             -              -              -             -
1.60% ..........        22,576         2,855            192            516             -              -              -             -
1.65% ..........        11,064         2,226            368            898             -              -              -             -
1.70% ..........         9,680             -          2,477          1,982             -              -              -             -
1.75% ..........         7,466         2,880              -          1,838             -              -              -             -
1.80% ..........         4,414         1,204              -             18             -              -              -             -
1.85% ..........        11,677             -              -              -             -              -              -             -
1.90% ..........         1,103         1,365              -              -             -              -              -             -
1.95% ..........           767         7,474              -            100             -              -              -             -
2.00% ..........         9,584            21             51            899             -              -              -             -
2.05% ..........         1,377         3,835              -              -             -              -              -             -
2.10% ..........           915         7,488              -              -             -              -              -             -
2.15% ..........         3,050         1,302              -              -             -              -              -             -
2.20% ..........         1,190         3,111              -              -             -              -              -             -
2.25% ..........           915             -              -              -             -              -              -             -
2.30% ..........         2,064             -              -              -             -              -              -             -
2.35% ..........             6           214              -              -             -              -              -             -
2.40% ..........         5,302             -              -              -             -              -              -             -
2.45% ..........           128             -              -              -             -              -              -             -
2.50% ..........           185           746              -              -             -              -              -             -
2.55% ..........           452             -              -              -             -              -              -             -
2.60% ..........             -           760              -              -             -              -              -             -
2.65% ..........           150             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     738,986        46,764          7,191         23,914         1,817            611            677            53
                 ============= ============= ============== ============== ============= ============== ============== =============

                      GVITCVal   GVITIntVal2    GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITEmMrkts6    GVITFHiInc
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     169,589             -         52,502        724,164        15,216        102,487              -       528,886
1.00% ..........        88,912             -         16,263        287,767         2,873         45,842              -       212,352
1.05% ..........        17,685             -          2,963         49,137           489          5,572              -        46,935
1.10% ..........        22,572             -          7,032        192,301         3,302         19,902              -       124,236
1.15% ..........        25,803             -          9,584        114,055         1,033         14,576              -        82,061
1.20% ..........       125,344             -         33,585        375,452         2,089         49,623              -       337,980
1.25% ..........        19,444            33          1,515         55,392         1,966          6,137              -        44,055
1.30% ..........        15,450             -          4,362         66,513           528          8,407              -        76,642
1.35% ..........        28,332             -          4,037         91,198           573         17,388              -        74,442
1.40% ..........       114,304             -         46,600        512,553         7,189         58,961              -       332,516
1.45% ..........        60,904             -          8,057        224,393         2,296         70,078              -        90,821
1.50% ..........        24,919             -          3,263         51,071           554          5,182            266        30,108
1.55% ..........        33,304             -          7,838        237,236         2,715         29,929              -       140,409
1.60% ..........        33,520             -          4,528         98,571           797         15,217             23        56,753
1.65% ..........        39,200             -          3,191         68,608           656          8,019             99        28,970
1.70% ..........         4,504             -          1,478         27,836           680          4,400              -        41,578

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             GVITCVal   GVITIntVal2    GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITEmMrkts6    GVITFHiInc
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.75% ..........         8,917             -          1,822         39,611           773          7,834              -        32,620
1.80% ..........         8,329             -          1,402         28,368         1,021          4,692              -        23,495
1.85% ..........         5,467             -          1,103         62,092           968          7,749              -        31,251
1.90% ..........         1,363             -            834         11,953            32          2,174            105         6,274
1.95% ..........         1,874             -             83          7,827             -          2,385             22         3,299
2.00% ..........         4,263             -          1,169         33,841           264          6,606              -        16,356
2.05% ..........         3,822             -          2,565         37,467           553          2,769              -        12,786
2.10% ..........         1,228             -            168          3,989           259            254            154         2,604
2.15% ..........           527             -            184          6,239            21            710            276         4,901
2.20% ..........           494             -            205         14,179             -             71             14         2,526
2.25% ..........           380             -             13          3,317             -            534              -           404
2.30% ..........           292             -              -          6,463             -            678              -         2,152
2.35% ..........             -             -              -            136             -            111              -         1,402
2.40% ..........             3             -            110         15,347             -             21              -         4,008
2.45% ..........            38             -              -          2,354             -              -              -           103
2.50% ..........             -             -              -              -             -              -              -           380
2.55% ..........             -             -              -          1,258             -              -              -           295
2.60% ..........           921             -              -              -             -              -              -             -
2.65% ..........             -             -              -            313             -              -              -           110
2.70% ..........           266             -              -            129             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     861,970            33        216,456      3,451,130        46,847        498,308            959     2,393,710
                 ============= ============= ============== ============== ============= ============== ============== =============

                    GVITGlFin1    GVITGlFin3     GVITGlHlth    GVITGlHlth3    GVITGlTech    GVITGlTech3     GVITGlUtl1    GVITGlUtl3
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -        27,516              -         63,614         7,406         40,534              -        22,516
1.00% ..........             -         8,570              -         28,055         4,909         32,966              -        11,867
1.05% ..........             -         2,450              -          4,134           274          2,327              -         2,558
1.10% ..........             -         4,445              -         13,053         3,108          8,650              -         2,065
1.15% ..........             -         3,341              -         12,737           930          4,673              -         4,515
1.20% ..........             -        10,663              -         30,134         5,132         18,356              -        13,387
1.25% ..........            549          758          1,173          3,022           973          2,516            781           597
1.30% ..........             -         1,795              -          4,609           346          5,657              -         2,061
1.35% ..........             -         2,725              -          5,270           350          2,693              -         1,553
1.40% ..........             -        17,374              -         40,327         7,501         25,643              -        15,359
1.45% ..........             -         2,538              -         28,157         2,679         52,669              -         5,376
1.50% ..........             -           741              -          8,630           710          1,896              -           645
1.55% ..........             -         5,691              -         25,512         3,765         23,176              -         8,242
1.60% ..........             -         4,000              -         10,351           839          8,540              -         3,746
1.65% ..........             -         1,870              -         11,855           332          4,660              -           836
1.70% ..........             -           813              -          3,087           381          4,485              -           875
1.75% ..........             -         1,846              -          7,127           266          3,918              -         1,182
1.80% ..........             -           823              -          5,732           313          2,697              -           318
1.85% ..........             -         1,124              -          3,014           699          4,644              -         1,125
1.90% ..........             -         1,121              -          1,492           144            586              -           298
1.95% ..........             -         1,652              -          4,242            12          1,313              -           735
2.00% ..........             -         1,067              -          4,342           222          2,657              -           539
2.05% ..........             -         1,173              -          4,980            44          2,161              -         1,543
2.10% ..........             -            32              -          1,503            19            433              -           186
2.15% ..........             -            12              -            250             -            813              -           154
2.20% ..........             -           112              -          2,014           201            401              -            49
2.25% ..........             -           237              -            561             -            333              -           463
2.30% ..........             -             -              -            410             -            536              -            76
2.35% ..........             -             -              -          1,447             -             55              -             -
2.40% ..........             -             -              -            135             -             36              -           146
2.45% ..........             -             -              -            262             -            331              -             -
2.50% ..........             -             -              -              -             -              -              -             -
2.55% ..........             -             -              -            226             -             13              -            22
2.60% ..........             -            57              -          2,157             -              -              -             -
2.65% ..........             -             -              -             29             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
Totals ......... $         549       104,546          1,173        332,470        41,555        260,368            781       103,034
                 ============= ============= ============== ============== ============= ============== ============== =============

                     GVITGvtBd    GVITGvtBd2     GVITGrowth      GVITIDAgg     GVITIDCon      GVITIDMod   GVITIDModAgg  GVITIDModCon
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $   2,101,328             -        386,311        112,936       239,291        648,976        283,538       314,036
1.00% ..........       950,406             -        219,846         23,895        48,160        199,080         85,116        85,107
1.05% ..........       209,975             -         44,565          4,349        12,156         38,922          8,139        15,431
1.10% ..........       460,108             -         37,511         28,140        65,420        282,876        138,782       139,060

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            GVITGvtBd    GVITGvtBd2     GVITGrowth      GVITIDAgg     GVITIDCon      GVITIDMod   GVITIDModAgg  GVITIDModCon
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.15% ..........       235,680             -         18,766         31,917        61,319        228,759        145,917        99,829
1.20% ..........       859,562             -         58,684         56,023       164,150        363,913        154,394       171,559
1.25% ..........       121,076             -         11,060         59,994        32,066        171,902         74,280        71,355
1.30% ..........       135,668             -         28,359          9,911        21,378         68,083         17,552        25,082
1.35% ..........       188,317             -          8,736         17,784        34,359         97,218         56,935        50,226
1.40% ..........     1,222,630             -         71,502         98,821       195,253        787,431        385,457       333,614
1.45% ..........       364,997             -         32,593         17,328        50,200        163,255         81,871        61,385
1.50% ..........       120,354        72,495          4,909         17,222        60,095        174,801         89,905       103,776
1.55% ..........       604,071             -         16,726         46,563       125,065        331,805        142,780       163,928
1.60% ..........       236,621        14,711          5,540         30,226       124,998        308,167        180,924       168,486
1.65% ..........       137,543        56,013          6,823         37,263        62,504        138,715         97,273        68,145
1.70% ..........        71,416             -          3,537          8,539        13,077         62,622         27,530        28,138
1.75% ..........       102,504        14,506          3,193         10,809        46,541        173,308         68,930        83,762
1.80% ..........        83,105         6,400          1,500         17,737         9,711         49,825         24,785        37,798
1.85% ..........        77,983             -          4,801         18,549        31,018        114,917         61,790        39,445
1.90% ..........        17,124         8,670            587          2,330           174         13,333         21,168         5,115
1.95% ..........        17,781        48,497             90         37,831        11,252         82,436         50,571        22,331
2.00% ..........        66,613           970          2,675          8,201        13,436         45,195         47,505        19,928
2.05% ..........        57,754        22,867            418         22,780        14,702         87,918         40,473        32,897
2.10% ..........         9,485        53,746             89          8,794        21,496         90,391         37,232        30,854
2.15% ..........         8,688         1,326            659          1,919         4,214         27,058         15,142        19,250
2.20% ..........         7,431        26,447            966         25,925         8,854         83,654         65,137        44,490
2.25% ..........         4,586             -            661          1,532         3,449         18,612          8,549         3,309
2.30% ..........         7,628             -             54          2,904           401          8,137         10,722         1,898
2.35% ..........            14           952             11            604           176          6,480          1,230           139
2.40% ..........         9,221             -              -          2,177         1,065         15,173         11,400         2,402
2.45% ..........         2,034         3,304            229          1,211            74          3,823          2,189         2,202
2.50% ..........             3         4,437              4             11           205         17,506          4,026        12,470
2.55% ..........           743             -              -            231             -          1,280          1,115             -
2.60% ..........           330         8,228              -         14,909         5,783          3,167         12,130        10,674
2.65% ..........           337             -              -             60            66            223            401            68
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -            218             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   8,493,116       343,569        971,405        779,425     1,482,108      4,908,961      2,455,106     2,268,189
                 ============= ============= ============== ============== ============= ============== ============== =============

                    GVITIntGro   GVITIntGro3    GVITIntVal6      GVITJPBal   GVITSMdCpGr      GVITMyMkt     GVITNWFund   GVITNWFund2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $       3,130        12,048              -        454,777       239,545      1,804,833      1,728,475             -
1.00% ..........           659         2,036              -        206,313       102,159        743,017        962,918             -
1.05% ..........           430         1,031              -         41,399        18,225        190,499        147,852             -
1.10% ..........           316         3,223              -         88,522        53,907        295,711        225,242             -
1.15% ..........           478         2,752              -         47,396        26,827        154,006         77,307             -
1.20% ..........         1,062         8,836              -        215,710       151,926      1,202,944        277,705             -
1.25% ..........           423         1,277            587         23,493        17,225        112,022         55,335             -
1.30% ..........           580           505              -         37,885        34,433        168,674         50,395             -
1.35% ..........           383         2,361              -         46,970        19,367        207,628         51,360             -
1.40% ..........         2,799        12,742              -        288,699       169,325      1,276,293        481,012             -
1.45% ..........            90         4,343              -        108,794        91,650        593,251        233,455             -
1.50% ..........           143         1,645            192         24,303        20,271        174,080         48,944         8,504
1.55% ..........           944         4,144              -        121,417        65,170        523,525        141,551             -
1.60% ..........         1,374         6,012            548         40,325        30,386        224,554         48,227         1,873
1.65% ..........           140         2,415             83         24,642        15,332        155,657         44,512         4,678
1.70% ..........             -           769              -         11,423         8,144         81,632         25,023             -
1.75% ..........             -           339            335         21,908         6,616         74,915         14,020         1,659
1.80% ..........           184           899              -         10,070         9,616         53,848          9,831         1,161
1.85% ..........           418           768              -         15,678        13,808         83,684         22,733             -
1.90% ..........           135            21              6          3,117         4,844         18,135          5,640           767
1.95% ..........             -             -             42          5,447         2,143         32,075          4,460         2,280
2.00% ..........             -           294              -         11,559         8,299         42,279         10,357             -
2.05% ..........             -           671             39          5,250         6,757         37,585          6,098         2,424
2.10% ..........            12           263            146            878         1,740         38,704          2,957         2,302
2.15% ..........             -            22              -          4,690         2,365         10,242          3,063             -
2.20% ..........             -             -             26          1,726           793         24,030          2,931         5,048
2.25% ..........             -             -              -            481         1,511          1,921            645             -
2.30% ..........             -             -              -          4,402         1,025          4,157          1,140             -
2.35% ..........             -             -              -             57            27          1,303             57             -
2.40% ..........             -             -              -         10,356         2,026          1,019            334             -
2.45% ..........             -             -              -              -            57          2,548            449           567
2.50% ..........             -             -              -              -             -          1,208             57        14,624

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued           GVITIntGro   GVITIntGro3    GVITIntVal6      GVITJPBal   GVITSMdCpGr      GVITMyMkt     GVITNWFund   GVITNWFund2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.55% ..........             -             -              -            933           220              2             21             -
2.60% ..........             -             -              -             44             -          1,244              -           378
2.65% ..........             -             -              -            234            47              -             26             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $      13,700        69,416          2,004      1,878,898     1,125,786      8,337,225      4,684,132        46,265
                 ============= ============= ============== ============== ============= ============== ============== =============

                      GVITLead     GVITLead3    GVITNStrVal    GVITSmCapGr  GVITSmCapGr2   GVITSmCapVal  GVITSmCapVal2    GVITSmComp
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -        13,491         20,587        216,188             -      1,373,498              -       992,503
1.00% ..........             -         8,074          9,302         74,832             -        444,190              -       413,093
1.05% ..........             -           664          2,672         11,471             -         90,411              -        68,134
1.10% ..........             -         2,205            497         71,871             -        293,008              -       178,092
1.15% ..........             -         1,386            224         35,848             -        137,777              -        90,470
1.20% ..........             -         7,379          5,411        143,122             -        578,803              -       463,862
1.25% ..........            44         2,708            561         20,522             -         78,738              -        55,804
1.30% ..........             -         1,446          1,063         32,424             -         98,568              -        90,466
1.35% ..........             -         2,469            239         33,290             -        135,752              -        79,734
1.40% ..........             -        11,164          1,494        199,095             -        754,407              -       504,049
1.45% ..........             -         4,441          1,993         92,248             -        280,321              -       197,893
1.50% ..........             -           934          1,067         20,417         9,736         63,938         14,576        48,083
1.55% ..........             -         5,668            108         76,666             -        321,134              -       160,025
1.60% ..........             -         6,081              -         42,376           585        138,004          3,090        79,733
1.65% ..........             -         3,353            251         27,070         3,980         99,325          9,221        89,312
1.70% ..........             -           244              3         21,363             -         55,376              -        25,997
1.75% ..........             -             7              -         12,116         2,211         57,281          2,468        28,613
1.80% ..........             -           374             33         10,869           435         38,757            803        30,779
1.85% ..........             -            44            190         21,758             -         74,004              -        56,051
1.90% ..........             -             -             16          3,361           440         15,840          1,544         7,549
1.95% ..........             -            19              -          1,568         5,313         17,120          5,938         9,137
2.00% ..........             -            36             10         11,151            10         72,465            125        17,335
2.05% ..........             -         2,148              -          9,882         3,987         35,171          5,801        23,226
2.10% ..........             -             -              9          2,121         5,101          5,214          6,510         2,702
2.15% ..........             -             -              -          1,093           315          6,980          1,095         3,154
2.20% ..........             -            53              -          2,850         1,489         20,104          4,802         3,961
2.25% ..........             -            29              -            936             -          2,798              -         1,846
2.30% ..........             -             -              -            390             -          3,936              -         2,488
2.35% ..........             -             -              -            115           794            224             10             -
2.40% ..........             -            29              -            299             -          1,314              -         5,889
2.45% ..........             -             -              -              -           170          2,323              -             4
2.50% ..........             -             -              -              -             -              -             76           134
2.55% ..........             -             -              -              2             -            255              -           722
2.60% ..........             -             -              -              -           611              -            596             -
2.65% ..........             -             -              -             50             -             53              -           128
2.70% ..........             -             -              -              -             -              -              -           133
2.85% ..........             -             -              -              -             -             11              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $          44        74,446         45,730      1,197,364        35,177      5,297,100         56,655     3,731,101
                 ============= ============= ============== ============== ============= ============== ============== =============

                   GVITSmComp2   GVITTGroFoc   GVITTGroFoc3      GVITUSGro    GVITUSGro3 GVITVKMultiSec      GVITWLead    GVITWLead3
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -         1,646          3,003              -        59,679        514,703         86,007        15,484
1.00% ..........             -           664          2,691              -        40,842        208,848         36,964         7,638
1.05% ..........             -             6            343              -         2,131         46,734         10,451           785
1.10% ..........             -           393            545              -        18,074         83,393          8,234         2,151
1.15% ..........             -           243            202              -         7,992         42,474          2,762         2,072
1.20% ..........             -           681          1,825              -        34,663        227,173         23,122         5,671
1.25% ..........             -           115             48          1,813         3,406         28,050          4,324         1,113
1.30% ..........             -            16          2,596              -         8,140         43,442         12,012         3,957
1.35% ..........             -           219            442              -         6,309         48,561          3,306         2,390
1.40% ..........             -           675          3,441              -        47,431        321,737         24,351        10,284
1.45% ..........             -           304            525              -        30,207        110,223          8,931         4,419
1.50% ..........        16,166           254            554              -        15,868         46,084          1,395           456
1.55% ..........             -           474            576              -        20,136        101,420          6,922         4,232
1.60% ..........         8,201           100            328              -        13,351         50,515          2,019         1,315
1.65% ..........         4,531            53            442              -         7,453         48,607          2,206         1,421
1.70% ..........             -            32             70              -         4,060         18,843            247         1,828
1.75% ..........         3,636             -              -              -         7,567         24,303            557           437
1.80% ..........         4,565             -            138              -         3,882         14,075          2,519           527
1.85% ..........             -            88             30              -         3,365         14,990          2,352           637
1.90% ..........         4,838             -              4              -           876          5,751            165           378

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued          GVITSmComp2   GVITTGroFoc   GVITTGroFoc3      GVITUSGro    GVITUSGro3 GVITVKMultiSec      GVITWLead    GVITWLead3
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.95% ..........         8,110             -              -              -         4,093         18,704              9           222
2.00% ..........         2,271            12              8              -         8,663         10,402             61         4,391
2.05% ..........         7,620            98              -              -         3,777         23,238          1,350             -
2.10% ..........         6,880             -              -              -           751          9,156            323           122
2.15% ..........           450             -              -              -           384          6,319              -         1,917
2.20% ..........         8,635             -              -              -           200         13,369            897            53
2.25% ..........             -             -              -              -            44            297             12           297
2.30% ..........             -             -              -              -            69          3,258              -         3,666
2.35% ..........             -             2              1              -             -          1,036             19             -
2.40% ..........             -             -              -              -           339          4,447              -        10,157
2.45% ..........         1,875             -             73              -            71          2,834              -             -
2.50% ..........         1,464             -              -              -             -            878            157             -
2.55% ..........             -             -              -              -             -            292              -           539
2.60% ..........         2,317             -              -              -         1,195          3,943              -             -
2.65% ..........             -             -              -              -             -            110              -           209
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $      81,559         6,075         17,885          1,813       355,018      2,098,209        241,674        88,768
                 ============= ============= ============== ============== ============= ============== ============== =============

                        JanBal      JanCapAp    JanGlTechS2      JanGlTech   JanIntGroS2      JanIntGro     JanRMgCore   JPMSTMidCap
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -       464,971         39,002        120,948       110,791        251,452         10,110        12,935
1.00% ..........             -       221,526         15,279         65,243        34,380        130,592          1,460         5,641
1.05% ..........             -        31,812          3,204          8,875        10,678         13,755            157         1,171
1.10% ..........             -       101,978         13,311         19,552        45,081         54,509            186         1,842
1.15% ..........             -        53,811          6,324         11,304        21,191         30,261             49           874
1.20% ..........             -       369,854         31,415         86,135        91,742        217,209          6,461         8,590
1.25% ..........         1,049        46,431          8,490         10,845        18,989         21,827            104         1,040
1.30% ..........             -       108,217          4,733         16,968        12,227         38,187             22           656
1.35% ..........             -        54,577          7,376          7,633        22,183         17,224             51         1,303
1.40% ..........             -       575,193         42,248        146,943       108,797        281,339          8,631        12,485
1.45% ..........             -       341,750         17,144         92,951        48,950        198,239          1,770         4,543
1.50% ..........             -        63,246          3,539         19,141        11,819         43,064             56           347
1.55% ..........             -       153,366         17,732         25,141        33,121         60,316            957         2,998
1.60% ..........             -        66,792          6,777         11,591        26,921         23,093            797           516
1.65% ..........             -        79,242          9,533         15,756        22,216         25,186            573           601
1.70% ..........             -        34,421          6,218          4,991        20,147         15,106              4           306
1.75% ..........             -        18,031          1,977            872        10,226          5,616          1,184           245
1.80% ..........             -        24,376          3,163          2,972         6,538         13,604             46           368
1.85% ..........             -        26,727          2,591          2,743        10,524         14,705             29           378
1.90% ..........             -        15,898            746          2,972         4,202          3,097          1,054           128
1.95% ..........             -        15,730            226          2,285         2,419          4,810              -             5
2.00% ..........             -        13,495          2,276          1,810         3,725          8,426             49            24
2.05% ..........             -        11,795          1,879          3,314         6,805          3,737            194           737
2.10% ..........             -         2,851            341            757           729          1,928              1           269
2.15% ..........             -         4,121            718            310           191            405              -            78
2.20% ..........             -         3,071            198            772            84          2,356              -            68
2.25% ..........             -         1,181            238             38            25            481              7             3
2.30% ..........             -           151            177             15            33             62              -           440
2.35% ..........             -            52              5             16             -             27            180             -
2.40% ..........             -         1,314             31              -           112              -              -            10
2.45% ..........             -             8              -              4             -              8              -           192
2.50% ..........             -           700              -              -            37             80              -             -
2.55% ..........             -             -              -              -             -              -              -            13
2.60% ..........             -           832              -              -             -              -              -             -
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -           231              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $       1,049     2,907,751        246,891        682,897       684,883      1,480,701         34,132        58,806
                 ============= ============= ============== ============== ============= ============== ============== =============

                   MFSInvGrStS  MFSMidCapGrS    MFSNewDiscS        MFSValS     NBAMTFasc     NBAMTFocus     NBAMTGuard     NBAMTLMat
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -             -              -              -             -              -        323,577        96,563
1.00% ..........             -             -              -              -             -              -        146,119        26,411
1.05% ..........             -             -              -              -             -              -         37,399         5,625
1.10% ..........             -             -              -              -             -              -         59,460        18,969
1.15% ..........             -             -              -              -             -              -         34,828         8,404
1.20% ..........             -             -              -              -             -              -        130,373        91,780
1.25% ..........           785             -              -            266           192              -         23,743         4,436
1.30% ..........             -             -              -              -             -              -         28,812         4,889

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued          MFSInvGrStS  MFSMidCapGrS    MFSNewDiscS        MFSValS     NBAMTFasc     NBAMTFocus     NBAMTGuard     NBAMTLMat
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.35% ..........             -             -              -              -             -              -         38,940        15,154
1.40% ..........             -             -              -              -             -              -        163,440        62,796
1.45% ..........             -             -              -              -             -              -         71,554        19,253
1.50% ..........             -        15,120          5,567          8,847         9,388          3,213         17,715        10,026
1.55% ..........             -             -              -              -             -              -         77,833        29,232
1.60% ..........             -         3,746          1,204          2,590         1,098             93         44,057        11,775
1.65% ..........             -        11,557          6,269         11,632         2,311          1,290         22,171         6,786
1.70% ..........             -             -              -              -             -              -         13,028         2,140
1.75% ..........             -         4,735          1,664          4,878           970            462         11,243         2,194
1.80% ..........             -         2,909            706            157             -              -          6,422         6,256
1.85% ..........             -             -              -              -             -              -         15,248         2,084
1.90% ..........             -         2,974          1,759          1,898           224            389          4,498           262
1.95% ..........             -         8,536          6,616          7,916         4,197          2,384          2,998           695
2.00% ..........             -         1,927             12          1,170           377              -         17,641           227
2.05% ..........             -         9,649          2,951          9,206         6,359          1,635         11,224         1,353
2.10% ..........             -         7,245          3,288          3,138         1,499          2,811          1,025         6,436
2.15% ..........             -           485            476          1,982           309            687          1,376             -
2.20% ..........             -         4,111          3,341          5,772         2,510          3,667          1,394         1,227
2.25% ..........             -             -              -              -             -              -             73             -
2.30% ..........             -             -              -              -             -              -            457             -
2.35% ..........             -           201            391          2,045             -          1,194              -            33
2.40% ..........             -             -              -              -             -              -             56             -
2.45% ..........             -           826            386            848           787              -              -             -
2.50% ..........             -         1,456          1,398            201           423            373              -             -
2.55% ..........             -             -              -              -             -              -              -             -
2.60% ..........             -         2,840            127            720           142            637              -             -
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $         785        78,317         36,155         63,266        30,786         18,835      1,306,704       435,006
                 ============= ============= ============== ============== ============= ============== ============== =============

                     NBAMTMCGr     NBAMTPart     NBAMSocRes      OppAggGro      OppCapAp      OppCapApS      OppGlSec3      OppGlSec
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     462,602       418,457            551        594,125     1,293,083              -        340,931       420,820
1.00% ..........       221,236       238,125            689        280,872       542,703              -         96,807       107,254
1.05% ..........        37,671        43,902             30         48,280        85,242              -         13,154        18,566
1.10% ..........       110,881        49,848            297        153,227       353,678              -         93,766       135,418
1.15% ..........        47,707        15,490             56         55,775       184,051              -         61,619        73,922
1.20% ..........       248,770       133,790          1,142        242,676       590,304              -        199,413       329,908
1.25% ..........        35,410        13,664             22         47,933        97,629              -         22,841        45,958
1.30% ..........        44,965        16,995            244         56,050       120,649              -         34,455        59,617
1.35% ..........        38,106        20,840              9         37,250       147,064              -         52,751        81,712
1.40% ..........       329,184       146,703            823        335,167       778,129              -        296,072       372,553
1.45% ..........       199,098        71,028            135        210,798       350,202              -         75,760       119,207
1.50% ..........        32,813        10,132             18         40,414        87,679         27,432         40,184        36,751
1.55% ..........       117,519        73,718            122         87,902       338,342              -        112,131       148,726
1.60% ..........        52,832        15,929            121         36,197       163,092         10,967         65,005        77,078
1.65% ..........        41,770        21,931            121         60,327       144,553         14,493         43,894        84,797
1.70% ..........        21,757         6,714              1         33,788        78,593              -         14,106        25,521
1.75% ..........        21,635         4,378              -         10,331        53,098          7,587         25,996        30,713
1.80% ..........        11,243         6,597              -         14,813        48,212          9,009         21,768        36,047
1.85% ..........        12,884         3,527              -         21,102        83,350              -         30,718        22,391
1.90% ..........         7,236         1,195              -          5,559        17,524          3,737         10,435         8,943
1.95% ..........         4,333           152             14          5,901         9,829         16,230         12,803         9,635
2.00% ..........         6,692         3,317            259          8,174        42,513            495          6,072        13,723
2.05% ..........        12,561         4,300              -          5,885        38,734         13,183         19,264        22,757
2.10% ..........         2,868           276              5          2,066         3,687         10,877         10,914         1,759
2.15% ..........         1,788           169              -            357         4,807          1,269          1,918         1,248
2.20% ..........         4,976           850            344          3,537         7,487          8,914         10,995         2,299
2.25% ..........           503            72              -            421         2,833              -            121         1,140
2.30% ..........           106            36              -            131           668              -             70           336
2.35% ..........            89            26              -              3            95              -             60             -
2.40% ..........             3             -              -              5         2,585              -            241         1,094
2.45% ..........             -             -              -              -           591            294          1,873             -
2.50% ..........             -             -              -            112           437          6,108            438             8
2.55% ..........             -             -              -              -           454              -              -           502
2.60% ..........             -             -              -             72             -          3,819          2,859             -

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            NBAMTMCGr     NBAMTPart     NBAMSocRes      OppAggGro      OppCapAp      OppCapApS      OppGlSec3      OppGlSec
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.65% ..........             9             -              -              9           415              -             54            73
2.70% ..........             -             -              -            512           108              -              -           126
2.85% ..........             -             -              -              -             -              -              -            11
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   2,129,247     1,322,161          5,003      2,399,771     5,672,420        134,414      1,719,488     2,290,613
                 ============= ============= ============== ============== ============= ============== ============== =============

                     OppGlSecS   OppHighIncS      OppMSFund     OppMSFundS   OppMSSmCapS    OppStratBdS      PVTGroInc        StOpp2
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $           -             -        964,540              -             -              -              -       453,138
1.00% ..........             -             -        458,263              -             -              -              -       110,277
1.05% ..........             -             -         85,104              -             -              -              -        20,176
1.10% ..........             -             -        211,324              -             -              -              -       165,676
1.15% ..........             -             -        106,609              -             -              -              -       103,168
1.20% ..........             -             -        519,626              -             -              -              -       399,646
1.25% ..........             -           482         81,734              -           300              -             86        50,816
1.30% ..........             -             -        118,392              -             -              -              -        54,450
1.35% ..........             -             -        119,992              -             -              -              -        90,470
1.40% ..........             -             -        767,479              -             -              -              -       401,706
1.45% ..........             -             -        387,916              -             -              -              -       144,317
1.50% ..........        16,965             -         85,290         30,748             -         13,039              -        42,326
1.55% ..........             -             -        272,884              -             -              -              -       216,435
1.60% ..........        11,873             -        134,028          6,154             -         11,438              -        94,808
1.65% ..........         9,134             -         94,242         42,905             -         15,711              -        82,227
1.70% ..........             -             -         28,426              -             -              -              -        39,297
1.75% ..........         8,164             -         39,951          8,411             -          5,049              -        38,991
1.80% ..........         5,821             -         54,917          2,506             -          1,879              -        46,727
1.85% ..........             -             -         46,637              -             -              -              -        30,587
1.90% ..........         2,630             -         10,976          2,860             -          2,599              -         5,075
1.95% ..........        16,585             -          9,524          9,529             -         14,998              -        10,381
2.00% ..........           645             -         23,601          1,604             -             34              -        18,105
2.05% ..........        16,073             -         16,387         12,336             -          5,676              -        24,125
2.10% ..........        15,716             -          4,162         23,399             -         11,859              -         1,455
2.15% ..........         1,045             -          3,945            913             -          1,363              -         3,375
2.20% ..........        14,303             -          8,013         13,156             -          4,039              -         6,212
2.25% ..........             -             -          1,900              -             -              -              -         1,339
2.30% ..........             -             -          1,016              -             -              -              -           335
2.35% ..........           693             -            231            293             -            421              -             -
2.40% ..........             -             -          1,244              -             -              -              -         1,620
2.45% ..........         1,633             -            107            325             -          1,395              -           465
2.50% ..........           754             -            356            126             -            139              -           532
2.55% ..........             -             -              -              -             -              -              -           709
2.60% ..........         1,066             -          1,362          1,995             -          1,061              -         1,953
2.65% ..........             -             -             58              -             -              -              -            65
2.70% ..........             -             -              -              -             -              -              -           556
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     123,100           482      4,660,236        157,260           300         90,700             86     2,661,540
                 ============= ============= ============== ============== ============= ============== ============== =============

                  VEWrldEMktR1    VEWrldEMkt    VEWrldHAsR1      VEWrldHAs        VKCom2        VKEmGr2     VKCorPlus2       VKEmMkt
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $      10,136       147,050         15,214        109,941             -              -              -       150,983
1.00% ..........         3,598        69,090          9,129         40,749             -              -              -        50,830
1.05% ..........         1,676        12,382          1,576          7,717             -              -              -         9,486
1.10% ..........           727        13,582          1,052          9,268             -              -              -        19,958
1.15% ..........           459         4,185          2,008          6,004             -              -              -        13,026
1.20% ..........         4,452        68,110         11,886         55,696             -              -              -        85,408
1.25% ..........           961         8,106            158          3,354             -              -             23        11,249
1.30% ..........         2,438        10,550            844          2,997             -              -              -         6,767
1.35% ..........         1,284         9,195            689          5,733             -              -              -        10,734
1.40% ..........         8,613        70,058          8,115         46,302             -              -              -        84,197
1.45% ..........         2,856        30,345          3,209         18,027             -              -              -        23,021
1.50% ..........           316         6,668            118          1,801        40,450          5,633          1,130         7,332
1.55% ..........         1,656        15,990          2,203         14,401             -              -              -        32,542
1.60% ..........           807         6,889            144          4,429        21,441          3,411            484        27,238
1.65% ..........           950         8,077            608          5,217        40,195          3,650          1,585        10,661
1.70% ..........           439         2,028            274          1,533             -              -              -         3,483
1.75% ..........            73         1,741              9            712        20,076          3,459              -        13,754
1.80% ..........           430         3,020            391          1,773         7,992          2,891             26         3,095
1.85% ..........           784         2,096             96          1,419             -              -              -         9,916
1.90% ..........            43         2,157            248          1,148         9,885          2,205            638         3,234
1.95% ..........            18           422            113             21        45,984          7,150            584           381
2.00% ..........            24         1,971            415            912           415            790              -         5,620

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued         VEWrldEMktR1    VEWrldEMkt    VEWrldHAsR1      VEWrldHAs        VKCom2        VKEmGr2     VKCorPlus2       VKEmMkt
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
2.05% ..........           319         1,984             24          1,243        36,977          6,914            141         4,408
2.10% ..........             -           269              -              -        44,367          5,531              -           224
2.15% ..........             -           227             23            109         5,359            565              -         1,229
2.20% ..........             -           474             28             34        32,953          7,607              -         2,024
2.25% ..........             -             -              -              -             -              -              -           155
2.30% ..........             -            26          1,006             31             -              -              -            61
2.35% ..........             -             -              -              -         2,661            560              -             -
2.40% ..........             -             -            191            177             -              -              -           649
2.45% ..........             -             -              -              -         3,494            742            135           263
2.50% ..........             -             -              -              -         2,759            184              -             -
2.55% ..........             -             -              4             12             -              -              -             -
2.60% ..........             -             -              -              -        10,211            130              -             -
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $      43,059       496,692         59,775        340,760       325,219         51,422          4,746       591,928
                 ============= ============= ============== ============== ============= ============== ============== =============

                     VKMidCapG   VKUSRealEst     VicDivrStk      VicInvQBd    VicSmCoOpp      WRAsStrat          WRBal         WRBnd
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $      37,739       755,823          5,403              -           954        196,550        184,418       197,255
1.00% ..........        14,742       240,690          4,896              -           725          3,599          2,342         3,560
1.05% ..........         3,272        47,166            530              -             -          2,220          2,817         5,329
1.10% ..........         8,942       137,519         17,397              -           454        241,514        161,496       183,293
1.15% ..........         6,953        83,868          5,720              -         1,810        124,314         92,032        84,244
1.20% ..........        46,710       366,460         35,562          8,325         5,707          9,203          5,038         7,029
1.25% ..........         4,913        41,723          5,913             62           194         17,061         15,828        17,659
1.30% ..........         4,672        50,124            719              -            56          2,728          1,888         3,221
1.35% ..........        13,869        66,323            283              -             -          9,013          4,213         4,775
1.40% ..........        41,545       473,850         11,939              -         1,339        382,840        307,298       343,576
1.45% ..........        19,626       125,910         90,184              -         4,388         46,395         35,837        26,643
1.50% ..........        12,371        51,260          1,108            199           240         18,607          9,054        19,200
1.55% ..........        13,119       216,954         39,256              -         5,410        321,188        224,515       230,281
1.60% ..........         3,372       105,982          7,734              -         1,962        157,175         99,608       101,189
1.65% ..........        23,008        67,211          2,873            242           357         23,428         17,710        15,763
1.70% ..........         1,666        20,746          3,207              -           106         16,652         15,664        20,134
1.75% ..........         5,906        44,110          8,468              -             -          2,441          9,408         4,990
1.80% ..........         5,488        24,352            579              -             -         11,408         11,637         6,086
1.85% ..........         3,635        51,273          1,317              -             -         46,750         25,204        30,368
1.90% ..........           606        11,832            197              -             -          8,595          6,182         5,853
1.95% ..........           582        21,717              -              -             -         15,575          7,836        14,103
2.00% ..........           319        31,019            805              -           140         26,187         17,661        13,889
2.05% ..........         3,346        32,053          5,852              -           654         10,728          8,418         5,660
2.10% ..........           343        17,814              -              -             -          3,190          1,375         1,334
2.15% ..........            34         8,697          4,131              -             -          1,480            316            18
2.20% ..........         2,389        24,227              -              -             -             72            601           701
2.25% ..........             9         3,379              -              -             -          3,370          1,366         3,209
2.30% ..........             -         7,729              -              -             -            430            380           313
2.35% ..........             -         1,166              -              -             -              -             69             -
2.40% ..........             3        17,364              -              -             -          7,016          1,650             -
2.45% ..........             -         4,330              -              -             -          2,122              -         6,238
2.50% ..........             -         1,645              -              -             -             32              -             2
2.55% ..........             -         1,490              -              -             -              -              -             -
2.60% ..........             -         2,506              -              -             -              -              -             -
2.65% ..........             -           526              -              -             -              -              -             -
2.70% ..........             -           511              -              -             -              -              -             -
2.85% ..........             -            12              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $     279,179     3,159,361        254,073          8,828        24,496      1,711,883      1,271,861     1,355,915
                 ============= ============= ============== ============== ============= ============== ============== =============

                      WRCoreEq      WRDivInc       WRGrowth        WRHiInc      WRIntlII         WRIntl       WRLTBond     WRMicCpGr
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
0.95% .......... $     375,066         4,003        466,277        134,008         1,785         71,454         73,460           867
1.00% ..........         5,378             -          7,020          1,075             -            329          1,681             1
1.05% ..........         7,244           100          9,767          4,354            26          1,465          1,917            37
1.10% ..........       454,840         4,352        567,922        177,465         5,096        105,674         83,537         1,667
1.15% ..........       170,358         1,937        233,390         83,062         2,022         44,064         47,381           409
1.20% ..........        11,404            61         16,207          4,611            67          3,339          2,588            73
1.25% ..........        33,855           115         41,290         18,007         2,571          7,513          7,733             -
1.30% ..........         3,331           119          5,241          2,275            51            440          2,959            54
1.35% ..........        13,362           117         16,335          3,114            45          2,448          1,970            19
1.40% ..........       841,148         4,688      1,069,474        208,105         5,341        221,044        139,514         1,402

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             WRCoreEq      WRDivInc       WRGrowth        WRHiInc      WRIntlII         WRIntl       WRLTBond     WRMicCpGr
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
1.45% ..........        94,772           697        137,177         20,718         1,278         17,959         23,527           713
1.50% ..........        29,573           485         44,231          8,487           147          9,865          9,184            11
1.55% ..........       577,348         6,062        707,524        164,801         5,690        140,778         77,119         1,799
1.60% ..........       281,483         3,154        353,526         88,119         2,276        101,798         60,388           609
1.65% ..........        53,147         1,146         74,773          8,073           132          7,720          7,722           141
1.70% ..........        38,641            50         55,508         10,867             -         11,710          8,520            36
1.75% ..........         5,850            51         14,395          5,919            61          1,543          1,656             -
1.80% ..........        25,089           350         35,724          5,785             4          8,409          5,543             8
1.85% ..........        92,757           193        110,482         21,688           294         17,468         23,047             1
1.90% ..........        18,881           442         24,278          3,565             -          3,393          2,573             -
1.95% ..........        35,555            31         36,027         12,149             8          7,530          2,314            26
2.00% ..........        51,228           587         74,115         13,614           248         16,962          9,889           567
2.05% ..........        16,503           187         24,850          6,589            51          2,255          3,590            25
2.10% ..........         7,241             -          7,761          1,299             -          1,285          2,424             -
2.15% ..........           650             -          2,209              -           134            360            120             -
2.20% ..........           770             -             63             68             -              -            121             -
2.25% ..........         8,886             -         11,221          2,314             -          3,656          3,825             -
2.30% ..........         1,923             -          6,005            148             -            942            668             -
2.35% ..........            31             -             30              -             -              -              -             -
2.40% ..........         2,720             -          2,723              -             -            321            142             -
2.45% ..........            61             -              -             60             -             67            103             -
2.50% ..........            37             -             25             32             -              -              -             -
2.55% ..........             -             -              -              -             -              -              -             -
2.60% ..........             -             -              -              -             -              -              -             -
2.65% ..........             -             -              -              -             -              -              -             -
2.70% ..........             -             -              -              -             -              -              -             -
2.85% ..........             -             -              -              -             -              -              -             -
                 ------------- ------------- -------------- -------------- ------------- -------------- -------------- -------------
  Totals ....... $   3,259,132        28,927      4,155,570      1,010,371        27,327        811,791        605,215         8,465
                 ============= ============= ============== ============== ============= ============== ============== =============

                        WRMMkt     WRMortSec     WRRealEstS      WRSciTech       WRSmCap       WRSmCpVal       WRValue
                 ------------- ------------- -------------- -------------- ------------- -------------- --------------
0.95% .......... $      33,107           322            782        152,155       199,471          2,071        163,303
1.00% ..........         1,811             8             14            478         1,117              1            177
1.05% ..........         1,323             -             50          2,736         3,274            173          2,071
1.10% ..........        32,349         1,112          2,581        202,113       267,489          4,187        268,391
1.15% ..........        16,320           316            894         75,308       115,728          2,096        110,652
1.20% ..........         1,141            12             18          7,057         8,750             92          6,690
1.25% ..........         5,080            31             67          6,639        15,693            162         18,165
1.30% ..........           557            33            371            943           831             56          4,020
1.35% ..........         1,558            26             37          5,967         9,548             32          8,278
1.40% ..........        84,808         1,566          2,555        335,677       515,696          5,511        336,251
1.45% ..........        22,010           109            532         26,807        38,903            778         42,919
1.50% ..........         3,460            56            104         13,982        21,089            472         16,319
1.55% ..........        51,526         1,374          4,426        293,340       391,281          6,772        300,915
1.60% ..........        30,731           119            675        155,533       195,158          2,765        187,209
1.65% ..........         7,559           130            150         10,933        15,922            353         27,056
1.70% ..........         6,857             -              8         11,164        21,305              4         14,879
1.75% ..........           879             -             14          2,143         2,246            141          4,824
1.80% ..........         4,361           124            130          8,296        14,359            222         17,528
1.85% ..........        14,966            72             96         39,116        49,786            287         51,030
1.90% ..........         4,845             -              -          5,049         7,451              -          7,800
1.95% ..........         2,985             5              1         17,896        16,057             35         22,228
2.00% ..........         7,977             -            141         18,283        33,124            328         36,162
2.05% ..........         1,094             -            187          8,589         5,814            136         15,566
2.10% ..........           964             -              -          1,305         2,695              -          2,298
2.15% ..........             -             -              -          1,185         1,407             19            695
2.20% ..........           144             -              -             29            86              -            739
2.25% ..........         2,282             -              -          2,600         6,217              -          3,051
2.30% ..........           286             -              -            533         1,269              -            886
2.35% ..........             -             -              -              -             -              -            119
2.40% ..........           105             -              -          2,004         1,731              -          2,156
2.45% ..........             -             -              -          1,021            69              -          1,105
2.50% ..........             -             -              -              6             7              -              -
2.55% ..........             -             -              -              -             -              -              -
2.60% ..........             -             -              -              -             -              -              -
2.65% ..........             -             -              -              -             -              -              -
2.70% ..........             -             -              -              -             -              -              -
2.85% ..........             -             -              -              -             -              -              -
                 ------------- ------------- -------------- -------------- ------------- -------------- --------------
  Totals ....... $     341,085         5,415         13,833      1,408,887     1,963,573         26,693      1,673,482
                 ============= ============= ============== ============== ============= ============== ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $225,076,609 and $624,241,668, respectively, and total transfers from the Account to the fixed account were $121,886,830 and $238,528,658, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $1,206,157 and $5,270,796 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $19,108,673 and $29,575,901 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2004. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
AIM VIF - Balanced Fund - Series I Shares
     2004 ....................  0.95% to 2.05%       75,617  $ 10.11 to  9.76  $       755,714     1.41%    6.50% to   5.37%
     2003 ....................  0.95% to 2.05%       78,940     9.49 to  9.26          743,430     2.46%   15.26% to  13.96%
     2002 ....................  0.95% to 1.55%       45,020     8.18 to  8.24          369,841     5.12%  -18.39% to -17.89%
AIM VIF - Basic Value Fund - Series II Shares
     2004 ....................  1.50% to 2.60%      771,896    10.86 to 10.54        8,311,060     0.00%    9.18% to   7.96%
     2003 ....................  1.50% to 2.60%      741,502     9.95 to  9.76        7,338,132     0.00%   31.29% to  29.83%
     2002 ....................  1.50% to 2.60%      298,956     7.52 to  7.58        2,260,202     0.00%  -24.80% to -24.23% (a) (b)
AIM VIF - Blue Chip - Series I Shares
     2004 ....................  0.95% to 2.05%       50,444     9.40 to  9.08          469,043     0.12%    3.68% to   2.58%
     2003 ....................  0.95% to 2.05%       40,180     9.07 to  8.85          360,974     0.00%   23.96% to  22.55%
     2002 ....................  0.95% to 1.55%       21,069     7.27 to  7.32          153,752     0.00%  -27.31% to -26.86%
AIM VIF - Capital Appreciation Fund - Series I Shares
     2004 ....................  0.95% to 1.75%       17,219    10.46 to  6.98          177,635     0.00%    5.61% to   4.83%
     2003 ....................  0.95% to 1.75%       11,432     9.91 to  6.66          111,852     0.00%   28.29% to  27.23%
     2002 ....................  0.95% to 1.10%        3,915     7.71 to  7.72           30,215     0.00%  -25.19% to -25.08%
AIM VIF - Capital Appreciation Fund - Series II Shares
     2004 ....................  1.50% to 2.60%      155,396    10.57 to 10.26        1,626,691     0.00%    4.74% to   3.57%
     2003 ....................  1.50% to 2.60%      173,419    10.09 to  9.90        1,739,753     0.00%   27.25% to  25.83%
     2002 ....................  1.50% to 2.50%       62,716     7.88 to  7.93          495,921     0.00%  -21.25% to -20.71% (a) (b)
AIM VIF - Capital Development Fund - Series II Shares
     2004 ....................  1.50% to 2.05%        7,363    11.04 to 11.00           81,205     0.00%   10.37% to   9.96% (a) (b)
AIM VIF - Core Equity Fund - Series I Shares
     2004 ....................  0.95% to 1.55%       15,351    11.07 to 10.86          167,088     1.01%    7.93% to   7.28%
     2003 ....................  0.95% to 1.55%       14,504    10.25 to 10.12          147,046     1.27%   23.24% to  22.49%
     2002 ....................  0.95% to 1.55%        7,344     8.26 to  8.32           60,743     0.72%  -16.89% to -16.39%
AIM VIF - Premier Equity Fund - Series I Shares
     2004 ....................  0.95% to 1.55%       51,837     9.05 to  8.88          463,546     0.47%    4.77% to   4.13%
     2003 ....................  0.95% to 1.55%       49,765     8.64 to  8.53          426,173     0.32%   23.89% to  23.14%
     2002 ....................  0.95% to 1.55%       46,242     6.93 to  6.98          321,013     0.78%  -31.34% to -30.92%
AIM VIF - Premier Equity Fund - Series II Shares
     2004 ....................  1.50% to 2.60%      195,246     9.83 to  9.54        1,901,148     0.32%    3.91% to   2.75%
     2003 ....................  1.50% to 2.60%      191,437     9.46 to  9.28        1,800,438     0.32%   22.96% to  21.59%
     2002 ....................  1.50% to 2.45%       75,225     7.64 to  7.69          576,910     0.61%  -23.57% to -23.07% (a) (b)
Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B
     2004 ....................  1.50% to 2.60%      416,687    11.23 to 10.90        4,641,616     0.76%    9.55% to   8.33%
     2003 ....................  1.50% to 2.60%      371,825    10.25 to 10.06        3,793,585     0.79%   30.20% to  28.75%
     2002 ....................  1.50% to 2.60%       82,504     7.81 to  7.87          647,929     0.00%  -21.85% to -21.26% (a) (b)
Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B
     2004 ....................  1.50% to 2.60%      400,843    10.14 to  9.85        4,033,313     0.00%    6.72% to   5.53%
     2003 ....................  1.50% to 2.60%      414,836     9.51 to  9.33        3,923,210     0.00%   21.52% to  20.16%
     2002 ....................  1.50% to 2.60%      126,001     7.76 to  7.82          983,078     0.00%  -22.36% to -21.77% (a) (b)
Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
     2004 ....................  1.50% to 2.60%      485,953    13.44 to 13.05        6,469,324     0.08%   17.29% to  15.98%
     2003 ....................  1.50% to 2.60%      498,772    11.46 to 11.25        5,681,552     0.55%   38.78% to  37.23%
     2002 ....................  1.50% to 2.60%      153,160     8.20 to  8.26        1,261,226     0.00%  -18.04% to -17.42% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
American Century VP - Income & Growth Fund - Class I
     2004 ....................  0.95% to 2.70%   18,762,735  $ 14.07 to  9.55  $   251,068,433     1.42%   11.92% to  10.03%
     2003 ....................  0.95% to 2.70%   20,993,443    12.58 to  8.68      251,721,267     1.19%   28.13% to  25.85%
     2002 ....................  0.95% to 2.25%   20,008,742     6.71 to  9.81      188,588,661     1.10%  -21.61% to -20.14%
     2001 ....................  0.95% to 2.25%   20,431,056     8.05 to 12.29      243,703,532     0.83%  -10.68% to  -9.23%
     2000 ....................  0.95% to 1.90%   17,654,096     9.56 to 13.54      234,021,547     0.49%  -12.22% to  -9.39% (b)
American Century VP - Income & Growth Fund - Class II
     2004 ....................  1.50% to 2.60%      453,009    11.57 to 11.22        5,192,683     1.13%   10.89% to  9.65%
     2003 ....................  1.50% to 2.60%      440,628    10.43 to 10.24        4,569,235     0.91%   27.25% to  25.83%
     2002 ....................  1.50% to 2.60%      157,252     8.13 to  8.20        1,284,778     0.00%  -18.65% to -18.04% (a) (b)
American Century VP - Inflation Protection - Class II
     2004 ....................  0.95% to 2.60%    5,298,678    10.75 to 10.45       56,958,290     3.57%    4.81% to   3.06%
     2003 ....................  0.95% to 2.25%    1,685,537    10.26 to 10.33       17,335,412     1.22%    2.58% to   1.69% (a) (b)
American Century VP - International Fund - Class I
     2004 ....................  0.95% to 2.30%    9,350,630    12.34 to  9.27      112,520,318     0.55%   13.83% to  12.37%
     2003 ....................  0.95% to 2.30%   10,982,643    10.84 to  8.25      116,204,136     0.73%   23.33% to  21.60%
     2002 ....................  0.95% to 2.20%   13,652,082     6.70 to  8.88      117,330,400     0.94%  -22.38% to -21.13%
     2001 ....................  0.95% to 2.20%   19,760,892     8.60 to 11.28      215,444,041     0.09%  -31.02% to -29.85%
     2000 ....................  0.95% to 2.00%   18,957,858    12.46 to 16.10      296,162,940     0.12%  -18.48% to -14.62% (b)
American Century VP - International Fund - Class III
     2004 ....................  0.95% to 2.60%    5,939,570    11.34 to 10.84       66,874,494     0.57%   13.99% to  12.18%
     2003 ....................  0.95% to 2.60%    5,738,677     9.94 to  9.66       56,813,017     0.67%   23.33% to  21.23%
     2002 ....................  0.95% to 2.25%    4,339,185     7.97 to  8.06       34,923,433     0.00%  -20.30% to -19.36% (a) (b)
American Century VP - Ultra/(R)/ Fund - Class I
     2004 ....................  0.95% to 2.60%    1,635,491    10.83 to 10.36       17,586,065     0.00%    9.62% to   7.87%
     2003 ....................  0.95% to 2.70%    1,599,480     9.88 to  9.59       15,711,387     0.00%   23.71% to  21.51%
     2002 ....................  0.95% to 2.25%      427,070     7.89 to  7.99        3,401,279     0.45%  -21.11% to -20.13% (a) (b)
American Century VP - Ultra/(R)/ Fund - Class II
     2004 ....................  1.50% to 2.60%      314,693    10.63 to 10.32        3,322,592     0.00%    8.93% to   7.72%
     2003 ....................  1.50% to 2.60%      318,356     9.76 to  9.58        3,093,529     0.00%   22.93% to  21.55%
     2002 ....................  1.50% to 2.60%       84,098     7.88 to  7.94          665,893     0.15%  -21.20% to -20.61% (a) (b)
American Century VP - Value Fund - Class I
     2004 ....................  0.95% to 2.65%   31,066,593    17.19 to 14.62      540,444,037     0.98%   13.25% to  11.41%
     2003 ....................  0.95% to 2.65%   31,663,303    15.18 to 13.13      487,322,945     0.94%   27.73% to  25.55%
     2002 ....................  0.95% to 2.25%   30,662,966     9.53 to 12.65      370,626,062     0.88%  -14.98% to -13.45%
     2001 ....................  0.95% to 2.25%   22,460,603    11.16 to 14.65      315,105,611     0.68%    9.91% to  11.74%
     2000 ....................  0.95% to 1.90%    7,758,903    10.16 to 13.15       97,089,073     0.73%   15.91% to  18.56% (b)
   American Century VP - Value Fund - Class II
     2004 ....................  1.50% to 2.60%      736,549    12.29 to 11.93        8,984,780     0.83%   12.46% to  11.21%
     2003 ....................  1.50% to 2.60%      732,705    10.93 to 10.73        7,970,560     0.67%   26.88% to  25.47%
     2002 ....................  1.50% to 2.60%      276,263     8.55 to  8.62        2,374,430     0.00%  -14.48% to -13.84% (a) (b)
BB&T VIF - Capital Manager Equity Fund
     2004 ....................  0.95% to 1.75%      179,516    10.95 to 10.68        1,938,845     0.76%   10.85% to  10.03%
     2003 ....................  0.95% to 1.75%      160,093     9.88 to  9.70        1,566,829     0.39%   24.28% to  23.25%
     2002 ....................  0.95% to 1.70%      141,508     7.88 to  7.95        1,118,486     0.32%  -22.59% to -22.00%
BB&T VIF - Large Cap Value Fund
     2004 ....................  0.95% to 2.00%      357,885    11.11 to 10.75        3,937,384     1.79%   12.10% to  11.00%
     2003 ....................  0.95% to 2.00%      322,683     9.91 to  9.68        3,177,031     1.93%   22.45% to  21.11%
     2002 ....................  0.95% to 1.70%      173,232     8.02 to  8.09        1,397,651     1.85%  -21.01% to -20.41%
BB&T VIF - Large Company Growth Fund
     2004 ....................  0.95% to 2.05%      203,835     9.41 to  9.08        1,889,640     0.44%    4.62% to   3.52%
     2003 ....................  0.95% to 2.05%      186,382     9.00 to  8.77        1,658,565     0.00%   26.81% to  25.36%
     2002 ....................  0.95% to 1.70%      106,392     7.02 to  7.09          750,507     0.00%  -31.82% to -31.13%
BB&T VIF - Mid Cap Growth Fund
     2004 ....................  0.95% to 2.05%      232,570    13.05 to 12.61        2,998,507     0.00%   16.08% to  14.89%
     2003 ....................  0.95% to 2.05%      183,955    11.24 to 10.98        2,052,428     0.00%   35.27% to  33.75%
     2002 ....................  0.95% to 1.65%      126,777     8.22 to  8.31        1,048,811     0.00%  -21.50% to -20.76%
Credit Suisse Trust - Global Post-Venture Capital Portfolio
     2004 ....................  0.95% to 1.65%      369,551    10.65 to 12.59        3,985,920     0.00%   16.87% to  16.04%
     2003 ....................  0.95% to 1.65%      447,652     9.11 to 10.85        4,142,199     0.00%   46.26% to  45.22%
     2002 ....................  0.95% to 1.65%      572,102     6.20 to  7.65        3,626,422     0.00%  -35.25% to -34.78%
     2001 ....................  0.95% to 1.65%      881,184     9.51 to 11.75        8,573,915     0.00%  -29.82% to -29.32%
     2000 ....................  0.95% to 1.65%    1,111,278    13.47 to 16.64       15,252,909     0.00%  -20.27% to -19.71%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Credit Suisse Trust - International Focus Portfolio
     2004 ....................  0.95% to 1.65%      921,733  $ 10.07 to 11.28  $     9,327,288     0.93%   13.65% to  12.85%
     2003 ....................  0.95% to 1.65%    1,056,590     8.86 to 10.00        9,407,868     0.43%   31.83% to  30.90%
     2002 ....................  0.95% to 1.65%    1,294,997     6.69 to  7.82        8,745,981     0.00%  -21.23% to -20.67%
     2001 ....................  0.95% to 1.65%    1,823,262     8.44 to  9.88       15,534,586     0.00%  -23.57% to -23.02%
     2000 ....................  0.95% to 1.65%    2,118,432    10.97 to 12.85       23,458,299     0.45%  -27.11% to -26.60%
Credit Suisse Trust - Large Cap Value Portfolio
     2004 ....................  0.95% to 2.30%    1,103,928    13.62 to 10.82       15,004,067     0.52%   10.29% to   8.86%
     2003 ....................  0.95% to 2.30%    1,221,166    12.35 to  9.94       15,061,157     0.70%   23.98% to  22.24%
     2002 ....................  0.95% to 1.85%    1,401,028     7.47 to 10.22       13,953,162     0.91%  -24.91% to -23.83%
     2001 ....................  0.95% to 1.85%    1,671,364     9.90 to 13.44       21,865,632     0.00%   -1.35% to  -0.02%
     2000 ....................  0.95% to 1.85%    1,602,464     9.98 to 13.46       20,989,398     1.11%    6.96% to  13.89% (b)
Dreyfus Emerging Leaders Fund - Service Shares
     2004 ....................  1.50% to 2.60%      126,077    12.53 to 12.16        1,562,984     0.00%   12.48% to  11.22%
     2003 ....................  1.50% to 2.60%      122,126    11.14 to 10.93        1,350,550     0.00%   44.96% to  43.34%
     2002 ....................  1.50% to 2.35%       38,847     7.64 to  7.68          297,477     0.00%  -23.62% to -23.17% (a) (b)
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
     2004 ....................  0.95% to 2.45%    5,300,317    12.57 to 12.07       66,154,517     0.43%   20.73% to  19.03%
     2003 ....................  0.95% to 2.40%    3,945,170    10.41 to 10.15       40,884,829     0.25%   36.47% to  34.45%
     2002 ....................  0.95% to 2.05%    1,223,668     7.55 to  7.63        9,310,674     0.28%  -24.49% to -23.74% (a) (b)
Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The
     2004 ....................  1.50% to 2.60%       44,270     9.73 to  9.44          425,727     0.17%    4.35% to   3.19%
     2003 ....................  1.50% to 2.60%       36,008     9.32 to  9.15          333,031     0.00%   23.87% to  22.49%
     2002 ....................  1.50% to 2.60%       12,952     7.47 to  7.53           97,212     0.03%  -25.29% to -24.73% (a) (b)
Dreyfus Socially Responsible Growth Fund, Inc., The
     2004 ....................  0.95% to 2.70%   13,226,882    10.49 to  7.14      134,949,800     0.38%    5.20% to   3.41%
     2003 ....................  0.95% to 2.70%   14,356,877     9.97 to  6.91      139,619,825     0.11%   24.81% to  22.55%
     2002 ....................  0.95% to 2.25%   15,948,771     5.41 to  7.99      124,666,691     0.20%  -30.97% to -29.62%
     2001 ....................  0.95% to 2.25%   19,487,708     7.79 to 11.35      217,233,733     0.06%  -24.80% to -23.32%
     2000 ....................  0.95% to 2.00%   19,733,997    10.33 to 14.80      288,435,533     1.03%  -12.80% to -11.10% (b)
Dreyfus Stock Index Fund, Inc. - Initial Shares
     2004 ....................  0.95% to 2.65%   85,102,726    13.14 to  8.92    1,065,918,982     1.75%    9.59% to   7.79%
     2003 ....................  0.95% to 2.65%   92,185,602    11.99 to  8.28    1,056,735,132     1.42%   27.15% to  24.95%
     2002 ....................  0.95% to 2.25%   95,354,292     5.89 to  9.43      864,619,920     1.33%  -24.49% to -23.10%
     2001 ....................  0.95% to 2.25%   99,494,839     7.77 to 12.27    1,183,396,916     1.08%  -14.51% to -13.02%
     2000 ....................  0.95% to 2.00%   90,529,551     9.60 to 14.10    1,249,785,744     1.03%  -10.95% to  -8.73% (b)
Dreyfus VIF - Appreciation Portfolio - Initial Shares
     2004 ....................  0.95% to 2.60%   12,838,264    13.29 to  9.08      162,001,508     1.58%    4.05% to   2.38%
     2003 ....................  0.95% to 2.65%   14,368,474    12.77 to  8.84      174,630,642     1.38%   20.02% to  17.94%
     2002 ....................  0.95% to 2.25%   14,518,204     7.04 to 10.64      147,581,762     1.12%  -18.97% to -17.51%
     2001 ....................  0.95% to 2.25%   14,326,910     8.65 to 12.90      178,390,661     0.86%  -11.54% to -10.18%
     2000 ....................  0.95% to 1.95%   12,683,936     9.91 to 14.36      178,274,135     0.68%   -2.57% to  -1.59% (a)
Dreyfus VIF - Appreciation Portfolio - Service Shares
     2004 ....................  1.50% to 2.60%      365,410    10.27 to  9.97        3,716,756     1.44%    3.22% to   2.07%
     2003 ....................  1.50% to 2.60%      345,131     9.95 to  9.77        3,413,604     1.64%   19.02% to  17.69%
     2002 ....................  1.50% to 2.50%      120,876     8.30 to  8.36        1,007,673     1.83%  -16.96% to -16.39% (a) (b)
Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
     2004 ....................  0.95% to 1.85%       39,370    12.29 to 10.72          445,804     0.21%   10.28% to   9.37%
     2003 ....................  0.95% to 1.85%       36,181    11.14 to  9.80          371,156     0.03%   30.44% to  29.23%
     2002 ....................  0.95% to 1.40%       27,276     7.59 to  8.54          210,757     0.04%  -20.65% to -19.89%
Dreyfus VIF - International Value Portfolio - Initial Shares
     2004 ....................  0.95% to 1.55%       31,294    14.03 to 13.76          434,279     1.08%   18.88% to  18.16%
     2003 ....................  0.95% to 1.55%       32,213    11.80 to 11.65          377,382     1.47%   35.06% to  34.24%
     2002 ....................  0.95% to 1.55%        8,057     8.68 to  8.74           70,197     1.70%  -13.59% to -13.06%
Federated IS - American Leaders Fund II - Service Shares
     2004 ....................  1.50% to 2.60%       67,408    10.90 to 10.58          727,827     1.23%    7.86% to   6.65%
     2003 ....................  1.50% to 2.60%       62,971    10.11 to  9.92          632,955     0.90%   25.41% to  24.01%
     2002 ....................  1.50% to 2.20%       16,666     8.02 to  8.06          134,110     0.00%  -19.78% to -19.40% (a) (b)
Federated IS - Capital Appreciation Fund II - Service Shares
     2004 ....................  1.50% to 2.60%      121,303    10.47 to 10.16        1,258,078     0.49%    5.50% to   4.33%
     2003 ....................  1.50% to 2.60%      127,784     9.93 to  9.74        1,260,625     0.35%   22.02% to  20.66%
     2002 ....................  1.50% to 2.60%       54,725     8.08 to  8.14          444,085     0.00%  -19.25% to -18.64% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Federated IS - High Income Bond Fund II - Service Shares
     2004 ....................  1.50% to 2.60%      501,358  $ 12.50 to 12.13  $     6,200,535     7.42%    8.51% to   7.30%
     2003 ....................  1.50% to 2.60%      594,118    11.52 to 11.30        6,802,892     4.65%   19.97% to  18.63%
     2002 ....................  1.50% to 2.60%      118,039     9.53 to  9.60        1,130,291     0.00%   -4.71% to  -3.99% (a) (b)
Federated IS - Quality Bond Fund II - Primary Shares
     2004 ....................  0.95% to 2.70%   27,791,514    13.22 to 11.87      360,649,435     4.24%    2.64% to   0.84%
     2003 ....................  0.95% to 2.70%   33,400,483    12.88 to 11.78      423,435,511     3.57%    3.65% to   1.86%
     2002 ....................  0.95% to 2.25%   33,983,812    11.56 to 12.43      416,870,120     2.89%    6.38% to   8.27%
     2001 ....................  0.95% to 2.25%   20,337,003    10.94 to 11.48      231,280,234     1.56%    5.41% to   6.98%
     2000 ....................  0.95% to 1.90%    6,068,734    10.42 to 10.73       64,748,537     0.42%    8.36% to   9.68% (b)
Federated IS - Quality Bond Fund II - Service Shares
     2004 ....................  1.50% to 2.60%    1,034,363    11.18 to 10.85       11,460,780     4.09%    1.77% to   0.63%
     2003 ....................  1.50% to 2.60%    1,158,034    10.98 to 10.78       12,646,527     3.11%    2.87% to   1.72%
     2002 ....................  1.50% to 2.60%      393,660    10.59 to 10.67        4,192,600     0.00%    5.95% to   6.74% (a) (b)
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
     2004 ....................  0.95% to 2.65%   63,110,573    14.18 to 11.22      891,838,209     1.45%   10.32% to   8.52%
     2003 ....................  0.95% to 2.65%   64,919,984    12.86 to 10.34      833,502,241     1.53%   28.98% to  26.76%
     2002 ....................  0.95% to 2.25%   60,212,580     7.41 to 10.24      600,903,507     1.61%  -19.24% to -17.79%
     2001 ....................  0.95% to 2.25%   54,589,794     9.12 to 12.48      665,304,573     1.40%   -7.60% to  -6.00%
     2000 ....................  0.95% to 1.90%   39,698,766     9.90 to 13.31      515,176,445     1.36%    6.37% to  10.72% (b)
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%    1,470,503    11.48 to 11.14       16,742,355     1.39%    9.57% to   8.34%
     2003 ....................  1.50% to 2.60%    1,453,838    10.48 to 10.28       15,156,305     0.93%   28.08% to  26.65%
     2002 ....................  1.50% to 2.60%      443,769     8.12 to  8.18        3,622,751     0.00%  -18.80% to -18.19% (a) (b)
Fidelity/(R)/ VIP - Growth Portfolio - Service Class
     2004 ....................  0.95% to 2.65%   51,970,948    12.57 to  7.87      613,327,993     0.17%    2.28% to   0.59%
     2003 ....................  0.95% to 2.65%   58,941,283    12.29 to  7.83      683,298,017     0.18%   31.52% to  29.22%
     2002 ....................  0.95% to 2.20%   60,318,635     5.87 to  9.35      534,138,053     0.15%  -32.14% to -30.86%
     2001 ....................  0.95% to 2.20%   69,067,055     8.59 to 13.52      892,510,436     0.00%  -19.96% to -18.51%
     2000 ....................  0.95% to 1.95%   64,931,577    10.75 to 16.59    1,041,161,720     0.07%  -14.41% to -11.91% (a)
Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%      622,916     9.86 to  9.57        6,092,705     0.13%    1.58% to   0.44%
     2003 ....................  1.50% to 2.60%      619,256     9.71 to  9.53        5,981,099     0.08%   30.55% to  29.10%
     2002 ....................  1.50% to 2.60%      202,676     7.38 to  7.44        1,504,242     0.00%  -26.18% to -25.62% (a) (b)
Fidelity/(R)/ VIP - High Income Portfolio - Service Class
     2004 ....................  0.95% to 2.65%   28,067,837     9.61 to  8.92      277,897,270     7.77%    8.43% to   6.63%
     2003 ....................  0.95% to 2.65%   35,327,848     8.86 to  8.37      323,732,284     5.77%   25.76% to  23.70%
     2002 ....................  0.95% to 2.25%   26,938,971     6.37 to  7.69      195,766,587     9.64%    0.83% to   2.63%
     2001 ....................  0.95% to 2.20%   25,533,687     6.29 to  7.51      179,983,516    13.15%  -14.04% to -12.74%
     2000 ....................  0.95% to 1.90%   21,554,542     7.33 to  8.62      172,868,705     6.89%  -24.08% to -22.41% (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
     2004 ....................  0.95% to 2.25%    5,309,091    12.25 to 10.21       65,783,903     1.09%   12.41% to  11.05%
     2003 ....................  0.95% to 2.25%    6,173,912    10.90 to  9.19       68,125,249     0.74%   41.85% to  39.95%
     2002 ....................  0.95% to 2.20%    7,674,047     6.17 to  8.42       59,763,768     0.79%  -22.25% to -21.10%
     2001 ....................  0.95% to 2.20%   10,843,987     7.92 to 10.69      107,319,995     5.59%  -23.21% to -22.03%
     2000 ....................  0.95% to 1.90%    9,861,467    10.34 to 13.73      124,962,270     1.34%  -20.68% to -16.44% (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R
     2004 ....................  1.50% to 2.60%      708,262    12.13 to 11.78        8,510,693     1.00%   11.62% to  10.37%
     2003 ....................  1.50% to 2.60%      646,592    10.87 to 10.67        6,988,652     0.53%   40.86% to  39.28%
     2002 ....................  1.50% to 2.60%      202,377     7.66 to  7.72        1,557,719     0.00%  -23.40% to -22.82% (a) (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class R
     2004 ....................  0.95% to 2.65%    6,862,770    12.36 to 11.80       84,243,034     0.94%   12.42% to  10.61%
     2003 ....................  0.95% to 2.70%    5,106,033    10.99 to 10.66       55,922,783     0.48%   41.89% to  39.35%
     2002 ....................  0.95% to 2.25%    2,316,895     7.65 to  7.75       17,918,637     0.00%  -23.48% to -22.52% (a) (b)
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
     2004 ....................  0.95% to 2.85%   47,949,091    16.47 to 11.31      767,936,500     0.24%   14.24% to  12.15%
     2003 ....................  0.95% to 2.85%   46,557,635    14.41 to 10.08      654,671,016     0.33%   27.13% to  24.71%
     2002 ....................  0.95% to 2.40%   45,313,610     6.92 to 11.34      503,327,033     0.72%  -12.03% to -10.29%
     2001 ....................  0.95% to 2.25%   44,175,712     7.82 to 12.64      551,070,400     0.67%  -14.60% to -13.20%
     2000 ....................  0.95% to 2.00%   42,190,841    10.31 to 14.56      609,378,308     0.30%   -8.88% to  -7.60% (a)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%    1,246,619  $ 12.36 to 11.99  $    15,271,569     0.21%   13.43% to  12.17%
     2003 ....................  1.50% to 2.60%    1,168,158    10.89 to 10.69       12,657,188     0.16%   26.27% to  24.87%
     2002 ....................  1.50% to 2.60%      337,942     8.56 to  8.63        2,907,598     0.00%  -14.39% to -13.74% (a) (b)
Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class
     2004 ....................  0.95% to 2.25%    2,891,195    10.49 to 11.15       30,798,680     2.94%    3.33% to   1.99%
     2003 ....................  0.95% to 2.05%    1,077,164    10.15 to 10.97       11,207,437     0.00%    1.53% to   0.80% (a) (b)
Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class
     2004 ....................  0.95% to 2.35%    9,323,234     9.69 to  6.93       88,133,135     0.48%    6.04% to   4.61%
     2003 ....................  0.95% to 2.35%   10,741,094     9.14 to  6.62       95,964,919     0.62%   28.43% to  26.61%
     2002 ....................  0.95% to 2.20%   12,480,171     5.09 to  7.12       86,958,330     0.95%  -23.86% to -22.66%
     2001 ....................  0.95% to 2.20%   15,069,734     6.67 to  9.20      136,159,773     0.25%  -16.62% to -15.26%
     2000 ....................  0.95% to 1.95%   16,526,979     8.02 to 10.86      177,419,391     1.25%  -18.66% to -15.47% (b)
Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%      741,487    14.33 to 13.91       10,528,591     0.00%   22.79% to  21.42%
     2003 ....................  1.50% to 2.60%      656,982    11.67 to 11.45        7,623,045     0.15%   36.18% to  34.66%
     2002 ....................  1.50% to 2.60%      211,852     8.50 to  8.57        1,810,462     0.00%  -14.95% to -14.31% (a) (b)
Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class
     2004 ....................  0.95% to 2.65%    4,540,152    13.17 to 12.58       59,295,063     0.00%   12.90% to  11.09%
     2003 ....................  0.95% to 2.65%    4,151,781    11.66 to 11.32       48,179,536     0.00%   56.29% to  53.62%
     2002 ....................  0.95% to 2.20%      897,365     7.37 to  7.46        6,681,297     0.00%  -26.30% to -25.38% (a) (b)
Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2
     2004 ....................  1.50% to 2.60%      226,885    13.00 to 12.62        2,923,757     0.00%   12.13% to  10.88%
     2003 ....................  1.50% to 2.60%      182,049    11.60 to 11.38        2,099,853     0.00%   55.01% to  53.28%
     2002 ....................  1.50% to 2.60%       59,983     7.42 to  7.48          447,622     0.00%  -25.75% to -25.19% (a) (b)
First Horizon Capital Appreciation Portfolio
     2004 ....................  0.95% to 2.00%       41,705    13.88 to 13.40          569,994     0.00%   10.19% to   9.02%
     2003 ....................  0.95% to 2.00%       39,589    12.60 to 12.29          492,966     0.00%   40.93% to  39.44%
     2002 ....................  0.95% to 2.00%       21,602     8.81 to  8.94          191,806     0.00%  -20.25% to -19.40%
     2001 ....................  0.95% to 2.00%          748    11.05 to 11.09            8,286     0.00%   10.50% to  10.88% (a) (b)
Initial Funding by Depositor
     2004 ....................      0.00%            50,000        14.04               701,963     0.00%        11.25%
     2003 ....................      0.00%            50,000        12.62               631,000     0.00%        42.28%
     2002 ....................      0.00%            50,000         8.87               443,500     0.00%       -18.62%
     2001 ....................      0.00%            50,000        10.90               545,000     0.00%         9.00%       (a) (b)
First Horizon Core Equity Portfolio
     2004 ....................  0.95% to 2.00%      179,886    10.01 to  9.66        1,776,697     0.70%    4.48% to   3.37%
     2003 ....................  0.95% to 2.00%      191,003     9.58 to  9.34        1,812,845     0.24%   27.38% to  26.03%
     2002 ....................  0.95% to 2.00%      140,512     7.41 to  7.52        1,051,904     0.37%  -27.59% to -26.81%
     2001 ....................  0.95% to 2.00%       10,994    10.24 to 10.27          112,875     0.15%    2.38% to   2.73% (a) (b)
Initial Funding by Depositor
     2004 ....................      0.00%            50,000        10.09               504,531     0.70%         5.48%
     2003 ....................      0.00%            50,000         9.57               478,333     0.24%        28.60%
     2002 ....................      0.00%            50,000         7.44               371,962     0.37%       -26.11%
     2001 ....................      0.00%            50,000        10.07               503,392     0.15%         0.70%       (a) (b)
Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2
     2004 ....................     1.25%             42,724        11.23               479,896     0.18%         9.61%
Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2
     2004 ....................      1.25%            17,859        13.05               233,070     0.04%        22.20%
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
     2004 ....................      1.25%             8,344        12.51               104,377     1.47%        17.05%
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3
     2004 ....................      1.25%             3,590        11.38                40,840     0.00%        13.76%       (a) (b)
Gartmore GVIT Comstock Value Fund - Class I
     2004 ....................  0.95% to 2.60%    8,373,849    11.77 to  9.09       97,664,621     1.30%   16.38% to  14.55%
     2003 ....................  0.95% to 2.70%    5,371,018    10.11 to  7.90       53,809,350     1.27%   30.19% to  27.86%
     2002 ....................  0.95% to 2.25%    4,287,245     5.91 to  7.91       33,188,223     1.31%  -27.24% to -25.86%
     2001 ....................  0.95% to 2.10%    4,369,756     8.09 to 10.70       45,828,137     1.35%  -14.24% to -12.99%
     2000 ....................  0.95% to 1.80%    4,254,272     9.46 to 12.33       51,284,501     0.99%  -14.80% to -11.47% (a)
Gartmore GVIT Dreyfus International Value Fund - Class II
     2004 ....................     1.25%                336        12.92                 4,341     2.07%        18.50%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Gartmore GVIT Dreyfus International Value Fund - Class III
     2004 ....................  0.95% to 2.40%    2,138,241  $ 16.47 to 16.09  $    35,083,705     1.85%   19.12% to  17.51%
     2003 ....................  0.95% to 2.15%      458,485    13.73 to 13.62        6,285,255     0.00%   37.29% to  36.25% (a) (b)
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
     2004 ....................  0.95% to 2.70%   15,860,940    18.71 to 15.33      308,684,977     0.54%   14.63% to  12.71%
     2003 ....................  0.95% to 2.70%   15,398,869    16.32 to 13.60      262,026,841     0.44%   33.37% to  31.02%
     2002 ....................  0.95% to 2.25%   14,362,198     8.84 to 13.65      183,719,797     0.39%  -17.61% to -16.11%
     2001 ....................  0.95% to 2.25%   10,642,272    10.68 to 16.30      162,769,286     0.49%   -3.99% to  -2.25%
     2000 ....................  0.95% to 1.90%    5,685,234    12.94 to 16.70       88,889,726     0.70%   10.70% to  14.12% (a)
Gartmore GVIT Emerging Markets Fund - Class I
     2004 ....................  0.95% to 2.15%      284,119    13.42 to 10.97        3,633,362     0.85%   19.60% to  18.31%
     2003 ....................  0.95% to 2.15%      406,653    11.22 to  9.27        4,356,168     0.55%   63.70% to  61.73%
     2002 ....................  0.95% to 2.05%      515,037     5.71 to  6.85        3,389,175     0.22%  -17.20% to -16.04%
     2001 ....................  0.95% to 1.85%      688,788     6.90 to  8.16        5,327,512     0.47%   -7.52% to  -6.09%
     2000 ....................  0.95% to 1.40%       12,616     7.47 to  8.69          104,867     0.00%  -13.29% to -13.08% (a) (b)
Gartmore GVIT Emerging Markets Fund - Class III
     2004 ....................  0.95% to 2.35%    3,106,247    14.73 to 14.19       45,429,179     1.04%   19.61% to  18.08%
     2003 ....................  0.95% to 2.40%    2,849,141    12.31 to 12.01       34,902,010     0.47%   63.65% to  61.26%
     2002 ....................  0.95% to 2.25%    1,318,331     7.45 to  7.52        9,892,328     0.36%  -25.50% to -24.76% (a) (b)
Gartmore GVIT Emerging Markets Fund - Class VI
     2004 ....................  1.50% to 2.20%       13,294    11.74 to 11.68          155,709     1.69%   17.39% to  16.84% (a) (b)
Gartmore GVIT Federated High Income Bond Fund - Class I
     2004 ....................  0.95% to 2.65%   16,155,881    13.85 to 11.65      216,070,644     6.95%    9.05% to   7.24%
     2003 ....................  0.95% to 2.50%   16,524,655    12.70 to 10.94      203,364,646     7.83%   21.11% to  19.28%
     2002 ....................  0.95% to 2.20%   13,477,703     8.90 to 10.49      137,551,122     8.60%    0.65% to   2.24%
     2001 ....................  0.95% to 2.20%    9,462,395     8.82 to 10.26       95,231,351    10.09%    1.53% to   3.22%
     2000 ....................  0.95% to 1.80%    5,607,801     8.71 to  9.94       55,267,328    10.25%   -9.92% to  -8.24% (b)
Gartmore GVIT Global Financial Services Fund - Class I
     2004 ....................      1.25%             3,093        14.34                44,349     1.54%        19.48%
     2003 ....................      1.25%             2,686        12.00                32,234     0.46%        39.69%
Gartmore GVIT Global Financial Services Fund - Class III
     2004 ....................  0.95% to 2.60%      614,645    14.86 to 14.17        9,063,639     1.77%   19.98% to  18.11%
     2003 ....................  0.95% to 2.60%      444,314    12.39 to 11.99        5,474,639     0.55%   40.12% to  37.82%
     2002 ....................  0.95% to 2.00%      268,594     8.71 to  8.84        2,369,793     0.15%  -12.86% to -11.58% (a) (b)
Gartmore GVIT Global Health Sciences Fund - Class I
     2004 ....................      1.25%             8,804        11.89               104,685     0.00%         6.51%
     2003 ....................      1.25%               580        11.16                 6,475     0.00%        34.99%
Gartmore GVIT Global Health Sciences Fund - Class III
     2004 ....................  0.95% to 2.65%    2,433,103    12.25 to 11.65       29,522,923     0.00%    6.82% to   5.06%
     2003 ....................  0.95% to 2.65%    1,751,103    11.47 to 11.09       19,957,282     0.00%   35.47% to  33.19%
     2002 ....................  0.95% to 2.60%      966,515     8.33 to  8.47        8,156,119     0.00%  -16.73% to -15.34% (a) (b)
Gartmore GVIT Global Technology and Communications Fund - Class I
     2004 ....................  0.95% to 2.20%      997,831     3.07 to  3.57        3,219,904     0.00%    3.32% to   2.08%
     2003 ....................  0.95% to 2.20%    1,232,090     2.97 to  3.50        3,847,558     0.00%   53.76% to  51.78%
     2002 ....................  0.95% to 2.20%    1,513,650     1.88 to  2.35        3,100,271     0.66%  -44.20% to -43.33%
     2001 ....................  0.95% to 2.20%    2,521,408     3.35 to  4.19        9,096,947     0.00%  -44.30% to -43.27%
     2000 ....................  0.95% to 1.70%      873,079     5.99 to  7.45        5,540,292     0.00%  -40.14% to -39.96% (a) (b)
Gartmore GVIT Global Technology and Communications Fund - Class III
     2004 ....................  0.95% to 2.40%    1,321,233    11.34 to 10.90       14,861,753     0.00%    3.29% to   1.84%
     2003 ....................  0.95% to 2.55%    2,165,513    10.98 to 10.68       23,644,482     0.00%   53.72% to  51.25%
     2002 ....................  0.95% to 2.20%      511,430     7.07 to  7.14        3,648,433     0.40%  -29.32% to -28.56% (a) (b)
Gartmore GVIT Global Utilities Fund - Class I
     2004 ....................      1.25%             5,693        13.54                77,075     1.27%        28.34%
     2003 ....................      1.25%             5,169        10.55                54,526     0.52%        22.50%
Gartmore GVIT Global Utilities Fund - Class III
     2004 ....................  0.95% to 2.55%    1,576,428    12.60 to 12.01       19,709,923     1.30%   28.71% to  26.76%
     2003 ....................  0.95% to 2.55%      303,185     9.79 to  9.48        2,946,757     0.64%   22.99% to  21.00%
     2002 ....................  0.95% to 2.05%       97,862     7.84 to  7.96          775,686     1.27%  -21.58% to -20.43% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Gartmore GVIT Government Bond Fund - Class I
     2004 ....................  0.95% to 2.60%   48,795,618  $ 14.24 to 11.79  $   649,792,719     5.35%    2.28% to   0.59%
     2003 ....................  0.95% to 2.65%   61,425,031    13.92 to 11.69      801,670,591     3.35%    1.03% to  -0.67%
     2002 ....................  0.95% to 2.25%   77,981,271    11.77 to 13.78    1,011,348,469     4.58%    8.08% to   9.93%
     2001 ....................  0.95% to 2.25%   51,441,846    10.89 to 12.53      614,717,734     5.32%    4.45% to   6.23%
     2000 ....................  0.95% to 1.80%   30,078,962    10.46 to 11.80      345,720,403     5.66%   10.52% to  11.49% (b)
Gartmore GVIT Government Bond Fund - Class II
     2004 ....................  1.50% to 2.60%    1,628,935    10.92 to 10.60       17,636,604     5.11%    1.47% to   0.33%
     2003 ....................  1.50% to 2.60%    1,961,425    10.76 to 10.56       20,998,616     3.98%    0.24% to  -0.88%
     2002 ....................  1.50% to 2.60%      945,128    10.66 to 10.74       10,126,255     2.83%    6.58% to   7.38% (a) (b)
Gartmore GVIT Growth Fund - Class I
     2004 ....................  0.95% to 2.50%   12,847,793     7.11 to  4.83       88,536,579     0.31%    7.13% to   5.52%
     2003 ....................  0.95% to 2.50%   14,947,044     6.64 to  4.58       96,289,796     0.02%   31.48% to  29.39%
     2002 ....................  0.95% to 2.05%   16,188,470     3.42 to  5.05       79,642,219     0.00%  -30.60% to -29.40%
     2001 ....................  0.95% to 1.90%   19,812,385     4.93 to  7.15      138,671,512     0.00%  -30.07% to -28.82%
     2000 ....................  0.95% to 1.90%   23,423,007     7.00 to 10.05      232,073,777     0.19%  -27.85% to -25.96% (b)
Gartmore GVIT ID Aggressive Fund - Class II
     2004 ....................  0.95% to 2.65%    5,429,388    12.18 to 11.58       65,348,850     1.69%   12.94% to  11.10%
     2003 ....................  0.95% to 2.65%    4,049,277    10.79 to 10.43       43,273,923     1.41%   30.62% to  28.37%
     2002 ....................  0.95% to 2.60%    1,544,512     8.10 to  8.26       12,699,362     1.09%  -19.92% to -17.42% (a) (b)
Gartmore GVIT ID Conservative Fund - Class II
     2004 ....................  0.95% to 2.65%   10,005,688    11.04 to 10.50      109,291,782     2.33%    3.66% to   1.91%
     2003 ....................  0.95% to 2.65%   10,506,818    10.65 to 10.30      111,096,410     2.82%    6.88% to   5.06%
     2002 ....................  0.95% to 2.60%    6,278,984     9.80 to  9.96       62,335,100     2.54%   -1.97% to  -0.39% (a) (b)
Gartmore GVIT ID Moderate Fund - Class II
     2004 ....................  0.95% to 2.65%   35,448,745    11.69 to 11.12      409,682,246     2.05%    8.50% to   6.70%
     2003 ....................  0.95% to 2.65%   28,925,404    10.77 to 10.42      309,210,666     1.90%   18.91% to  16.88%
     2002 ....................  0.95% to 2.60%   13,348,727     8.91 to  9.06      120,505,145     1.68%  -11.18% to  -9.41% (a) (b)
Gartmore GVIT ID Moderately Aggressive Fund - Class II
     2004 ....................  0.95% to 2.85%   18,307,486    11.99 to 11.34      216,903,970     1.80%   11.03% to   8.98%
     2003 ....................  0.95% to 2.85%   13,776,564    10.80 to 10.40      147,557,142     1.48%   25.44% to  23.04%
     2002 ....................  0.95% to 2.60%    5,730,817     8.45 to  8.61       49,131,920     1.32%  -16.08% to -13.89% (a) (b)
Gartmore GVIT ID Moderately Conservative Fund - Class II
     2004 ....................  0.95% to 2.65%   15,686,074    11.42 to 10.86      177,228,363     2.25%    6.14% to   4.37%
     2003 ....................  0.95% to 2.65%   14,393,258    10.76 to 10.41      153,730,145     2.39%   12.62% to  10.70%
     2002 ....................  0.95% to 2.60%    7,262,378     9.40 to  9.56       69,158,135     2.11%   -5.96% to  -4.43% (a) (b)
Gartmore GVIT International Growth Fund - Class I
     2004 ....................  0.95% to 2.10%      158,756     7.45 to  6.58        1,138,344     0.76%   13.11% to  11.91%
     2003 ....................  0.95% to 2.10%      187,653     6.59 to  5.86        1,193,370     0.00%   34.34% to  32.58%
     2002 ....................  0.95% to 1.85%      227,163     4.43 to  4.90        1,078,351     0.00%  -25.80% to -24.83%
     2001 ....................  0.95% to 1.90%      250,125     5.97 to  6.52        1,585,220     0.25%  -30.28% to -29.33%
     2000 ....................  0.95% to 1.45%       43,902     8.58 to  9.23          403,432     0.00%   -7.93% to  -7.71% (a) (b)
Gartmore GVIT International Growth Fund - Class III
     2004 ....................  0.95% to 2.15%      665,501    11.82 to 11.44        7,803,470     1.00%   13.27% to  12.01%
     2003 ....................  0.95% to 2.05%      441,368    10.44 to 10.24        4,580,456     0.00%   34.05% to  32.56%
     2002 ....................  0.95% to 2.05%      195,852     7.72 to  7.79        1,521,407     0.00%  -22.76% to -22.14% (a) (b)
Gartmore GVIT International Value Fund - Class VI
     2004 ....................  1.50% to 2.20%       28,799    11.47 to 11.42          329,969     0.49%   14.72% to  14.18% (a) (b)
Gartmore GVIT J.P. Morgan Balanced Fund - Class I
     2004 ....................  0.95% to 2.65%   14,529,688    11.17 to  9.27      158,341,735     1.94%    7.46% to   5.67%
     2003 ....................  0.95% to 2.65%   15,489,907    10.39 to  8.77      157,300,998     1.73%   17.29% to  15.28%
     2002 ....................  0.95% to 2.20%   14,568,854     7.44 to  8.86      126,552,438     2.20%  -14.67% to -13.15%
     2001 ....................  0.95% to 2.20%   13,426,670     8.68 to 10.20      135,233,293     2.33%   -5.92% to  -4.59%
     2000 ....................  0.95% to 1.80%    9,840,209     9.27 to 10.69      104,552,157     2.82%   -2.31% to  -1.29% (a)
Gartmore GVIT Mid Cap Growth Fund - Class I
     2004 ....................  0.95% to 2.65%    7,830,003    12.13 to  9.29       96,860,973     0.00%   14.24% to  12.37%
     2003 ....................  0.95% to 2.65%    8,921,111    10.62 to  8.26       96,911,423     0.00%   38.81% to  36.38%
     2002 ....................  0.95% to 2.25%    8,014,482     3.21 to  8.32       62,837,582     0.00%  -38.83% to -37.61%
     2001 ....................  0.95% to 2.05%    9,802,628     8.27 to 13.35      123,698,577     0.00%  -32.22% to -30.98%
     2000 ....................  0.95% to 2.00%    9,594,512    12.15 to 19.37      175,055,203     0.00%  -23.46% to -16.18% (a)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Gartmore GVIT Money Market Fund - Class I
     2004 ....................  0.95% to 2.60%   47,255,568  $ 11.73 to  9.89  $   533,222,860     0.88%   -0.15% to  -1.81%
     2003 ....................  0.95% to 2.60%   61,044,850    11.75 to 10.07      691,344,651     0.67%   -0.33% to  -1.99%
     2002 ....................  0.95% to 2.60%   98,379,110    10.27 to 11.79    1,120,076,990     1.18%   -1.31% to   0.25%
     2001 ....................  0.95% to 2.25%  117,529,505    10.50 to 11.76    1,332,823,895     3.10%    1.13% to   2.61%
     2000 ....................  0.95% to 1.90%   72,240,743    10.61 to 12.52      807,445,540     5.12%    3.68% to   5.02%
Gartmore GVIT Nationwide/(R)/ Fund - Class I
     2004 ....................  0.95% to 2.65%   35,853,013    12.08 to  9.13      427,878,572     1.23%    8.71% to   6.91%
     2003 ....................  0.95% to 2.65%   40,667,472    11.11 to  8.54      447,026,775     0.54%   26.30% to  24.12%
     2002 ....................  0.95% to 2.25%   43,675,677     6.55 to  8.80      380,932,564     0.85%  -19.47% to -18.14%
     2001 ....................  0.95% to 2.25%   48,260,088     8.11 to 10.75      515,465,142     0.75%  -14.10% to -12.66%
     2000 ....................  0.95% to 1.80%   45,824,390     9.46 to 12.30      562,349,517     0.65%   -3.87% to  -0.48% (b)
Gartmore GVIT Nationwide/(R)/ Fund - Class II
     2004 ....................  1.50% to 2.60%      228,367    10.92 to 10.59        2,461,950     1.03%    7.89% to  6.69%
     2003 ....................  1.50% to 2.60%      243,662    10.12 to  9.93        2,445,831     0.47%   25.33% to  23.93%
     2002 ....................  1.50% to 2.60%       95,189     8.01 to  8.07          767,177     0.76%  -19.88% to -19.27% (a) (b)
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I
     2004 ....................      1.25%               311        12.17                 3,786     0.38%         17.31%
     2003 ....................      1.25%               337        10.38                 3,497     0.22%         23.82%
     2002 ....................      1.25%               355         8.38                 2,975     0.54%        -16.18%      (a) (b)
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III
     2004 ....................  0.95% to 2.25%      517,620    13.40 to 12.90        6,878,568     0.39%   17.64% to  16.19%
     2003 ....................  0.95% to 2.40%      555,773    11.39 to 11.07        6,293,400     0.20%   24.40% to  22.57%
     2002 ....................  0.95% to 2.20%      675,300     9.03 to  9.16        6,165,014     1.34%   -9.72% to  -8.43% (a) (b)
Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
     2003 ....................  0.95% to 2.10%    1,255,626    10.06 to  9.75       13,203,244     0.03%   37.49% to  35.87%
     2002 ....................  0.95% to 1.80%    1,421,331     6.29 to  9.39       10,832,478     0.03%  -26.99% to -26.07%
     2001 ....................  0.95% to 1.80%    1,814,381     8.58 to 12.72       18,783,461     0.48%   -5.30% to  -4.18%
     2000 ....................  0.95% to 1.80%    2,045,136     9.03 to 13.29       22,067,980     1.00%    5.68% to   7.80% (b)
Gartmore GVIT Small Cap Growth Fund - Class I
     2004 ....................  0.95% to 2.65%    6,907,587    14.75 to 13.37      100,140,193     0.00%   12.34% to  10.48%
     2003 ....................  0.95% to 2.65%    7,921,776    13.13 to 12.10      102,531,773     0.00%   32.99% to  30.67%
     2002 ....................  0.95% to 2.25%    7,239,678     4.39 to  9.87       70,683,692     0.00%  -35.14% to -33.92%
     2001 ....................  0.95% to 2.20%    7,019,483    14.37 to 14.94      104,113,801     0.00%  -13.15% to -11.69%
     2000 ....................  0.95% to 2.00%    4,035,275    16.55 to 16.92       68,033,571     0.00%  -22.63% to -16.96% (a)
Initial Funding by Depositor
     2000 ....................      0.00%           100,000        17.19             1,718,630     0.00%        -16.17%
Gartmore GVIT Small Cap Growth Fund - Class II
     2004 ....................  1.50% to 2.60%      205,976    10.57 to 10.26        2,160,538     0.00%   11.47% to  10.23%
     2003 ....................  1.50% to 2.60%      206,299     9.49 to  9.31        1,946,808     0.00%   32.05% to  30.58%
     2002 ....................  1.50% to 2.60%       62,244     7.13 to  7.18          446,027     0.00%  -28.70% to -28.16% (a) (b)
Gartmore GVIT Small Cap Value Fund - Class I
     2004 ....................  0.95% to 2.85%   18,902,563    21.77 to 19.99      470,375,470     0.00%   16.18% to  14.10%
     2003 ....................  0.95% to 2.85%   20,424,000    18.73 to 17.52      437,227,841     0.00%   55.37% to  52.38%
     2002 ....................  0.95% to 2.40%   20,923,018     9.81 to 16.47      287,510,313     0.01%  -29.29% to -27.86%
     2001 ....................  0.95% to 2.25%   20,396,752    13.77 to 22.87      383,267,849     0.04%   24.96% to  27.05%
     2000 ....................  0.95% to 1.90%    9,836,911    12.77 to 18.03      139,794,131     0.00%    9.21% to  10.86%
Gartmore GVIT Small Cap Value Fund - Class II
     2004 ....................  1.50% to 2.60%      288,728    12.62 to 12.25        3,616,650     0.00%   15.24% to  13.96%
     2003 ....................  1.50% to 2.60%      271,345    10.95 to 10.75        2,957,361     0.00%   54.10% to  52.39%
     2002 ....................  1.50% to 2.60%       91,515     7.05 to  7.11          648,541     0.00%  -29.47% to -28.93% (a) (b)
Gartmore GVIT Small Company Fund - Class I
     2004 ....................  0.95% to 2.70%   17,198,697    18.44 to 17.47      348,300,700     0.00%   17.89% to  15.93%
     2003 ....................  0.95% to 2.70%   18,060,444    15.64 to 15.07      310,330,135     0.00%   39.67% to  37.22%
     2002 ....................  0.95% to 2.25%   17,985,000     7.39 to 14.03      220,913,252     0.00%  -19.60% to -18.11%
     2001 ....................  0.95% to 2.25%   17,761,358     9.15 to 17.16      264,333,775     0.11%   -9.27% to  -7.60%
     2000 ....................  0.95% to 1.90%   14,358,242    14.75 to 18.60      227,088,913     0.03%    0.42% to   7.87% (a)
Gartmore GVIT Small Company Fund - Class II
     2004 ....................  1.50% to 2.60%      386,685    12.67 to 12.30        4,856,465     0.00%   17.00% to  15.70%
     2003 ....................  1.50% to 2.60%      389,998    10.83 to 10.63        4,200,161     0.00%   38.51% to  36.96%
     2002 ....................  1.50% to 2.60%      153,778     7.76 to  7.82        1,199,574     0.00%  -22.38% to -21.79% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Gartmore GVIT Turner Growth Focus Fund - Class I
     2003 ....................  0.95% to 2.35%      559,208  $  3.23 to  2.86  $     1,760,628     0.00%   49.53% to  47.37%
     2002 ....................  0.95% to 1.90%      750,449     1.94 to  2.16        1,580,486     0.00%  -44.37% to -43.40%
     2001 ....................  0.95% to 1.90%    1,938,798     3.49 to  3.82        7,191,214     0.00%  -40.83% to -39.61%
     2000 ....................  0.95% to 1.50%      302,210     5.91 to  6.33        1,883,451     0.00%  -36.87% to -36.70% (a) (b)
Gartmore GVIT Turner Growth Focus Fund - Class III
     2003 ....................  0.95% to 2.45%      471,588    11.19 to 10.90        5,254,060     0.00%   49.05% to  46.81%
     2002 ....................  0.95% to 1.90%      131,153     7.43 to  7.51          982,915     0.00%  -25.70% to -24.94% (a) (b)
Gartmore GVIT U.S. Growth Leaders Fund - Class I
     2004 ....................       1.25%           17,830        13.60               242,559     0.00%         11.00%
     2003 ....................       1.25%              575        12.26                 7,047     0.00%         50.24%
Gartmore GVIT U.S. Growth Leaders Fund - Class III
     2004 ....................  0.95% to 2.60%    1,936,359    12.63 to 12.02       24,247,683     0.00%   11.38% to   9.52%
     2003 ....................  0.95% to 2.60%    3,766,233    11.34 to 10.98       42,432,617     0.00%   50.95% to  48.44%
     2002 ....................  0.95% to 2.60%      525,137     7.40 to  7.51        3,932,114     0.00%  -26.04% to -24.87% (a) (b)
Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
     2004 ....................  0.95% to 2.65%   12,983,235    13.86 to 12.34      177,337,309     4.89%    5.52% to   3.74%
     2003 ....................  0.95% to 2.60%   13,033,009    13.13 to 12.00      169,204,066     5.36%   11.05% to   9.20%
     2002 ....................  0.95% to 2.60%   13,884,968    10.89 to 11.96      163,062,295     5.45%    4.42% to   6.19%
     2001 ....................  0.95% to 2.20%   11,028,888    10.39 to 11.29      122,424,789     5.69%    1.81% to   3.19%
     2000 ....................  0.95% to 1.80%    8,741,582    10.27 to 10.97       94,348,851     6.46%    3.82% to   4.96% (b)
Gartmore GVIT Worldwide Leaders Fund - Class I
     2004 ....................  0.95% to 2.50%    1,993,649    11.57 to  8.76       22,767,882     0.00%   14.57% to  12.87%
     2003 ....................  0.95% to 2.50%    2,305,470    10.01 to  7.76       23,018,222     0.00%   34.77% to  32.61%
     2002 ....................  0.95% to 2.20%    3,092,482     5.54 to  7.63       22,647,345     1.21%  -27.44% to -26.10%
     2001 ....................  0.95% to 2.20%    3,514,002     7.59 to 10.34       35,384,282     1.76%  -20.84% to -19.59%
     2000 ....................  0.95% to 1.90%    3,553,915     9.62 to 12.87       44,601,063     0.91%  -13.89% to -11.79% (b)
Gartmore GVIT Worldwide Leaders Fund - Class III
     2004 ....................  0.95% to 2.40%      448,762    15.58 to 15.22        6,962,507     0.00%   14.57% to  12.99%
     2003 ....................  0.95% to 2.65%      430,617    13.60 to 13.45        5,839,397     0.00%   35.99% to  34.50% (a) (b)
Janus AS - Balanced Portfolio - Service Shares
     2004 ....................       1.25%            7,867        11.03                86,775     3.56%          6.94%
     2003 ....................       1.25%            1,744        10.31                17,988     0.00%          3.14%      (a) (b)
Janus AS - Capital Appreciation Portfolio - Service Shares
     2004 ....................  0.95% to 2.70%   29,018,242     7.32 to 10.22      240,430,077     0.02%   16.85% to  14.86%
     2003 ....................  0.95% to 2.70%   33,279,122     6.27 to  8.90      237,019,223     0.24%   19.09% to  16.98%
     2002 ....................  0.95% to 2.25%   38,006,657     5.06 to  8.02      228,220,423     0.30%  -18.27% to -16.73%
     2001 ....................  0.95% to 2.20%   45,531,568     6.17 to  9.68      331,633,875     0.87%  -23.91% to -22.58%
     2000 ....................  0.95% to 2.00%   40,005,824     8.10 to 12.59      378,790,232     1.40%  -19.43% to -18.36% (a) (b)
Janus AS - Global Technology Portfolio - Service II Shares
     2004 ....................  0.95% to 2.40%    2,038,707    10.35 to  9.95       20,914,190     0.00%   -0.12% to  -1.52%
     2003 ....................  0.95% to 2.40%    2,119,951    10.36 to 10.10       21,841,396     0.00%   45.74% to  43.58%
     2002 ....................  0.95% to 2.25%    1,620,570     7.03 to  7.11       11,490,667     0.00%  -29.66% to -28.90% (a) (b)
Janus AS - Global Technology Portfolio - Service Shares
     2004 ....................  0.95% to 2.45%   15,268,291     3.43 to  3.15       51,426,185     0.00%   -0.39% to  -1.84%
     2003 ....................  0.95% to 2.45%   18,787,902     3.44 to  3.21       63,696,571     0.00%   45.08% to  42.82%
     2002 ....................  0.95% to 2.20%   24,072,809     2.25 to  2.37       56,417,204     0.00%  -42.53% to -41.49%
     2001 ....................  0.95% to 2.20%   37,284,126     3.91 to  4.05      149,944,155     0.59%  -39.16% to -37.92%
     2000 ....................  0.95% to 2.00%   34,729,247     6.43 to  6.52      226,058,716     1.21%  -35.68% to -34.75% (a) (b)
Janus AS - International Growth Portfolio - Service II Shares
     2004 ....................  0.95% to 2.50%    4,947,582    12.16 to 11.66       59,657,128     0.84%   17.58% to  15.86%
     2003 ....................  0.95% to 2.50%    4,987,992    10.34 to 10.06       51,293,210     0.97%   33.27% to  31.14%
     2002 ....................  0.95% to 2.20%    3,951,071     7.67 to  7.76       30,585,952     0.39%  -23.27% to -22.41% (a) (b)
Janus AS - International Growth Portfolio - Service Shares
     2004 ....................  0.95% to 2.50%   14,665,587     7.16 to 11.56      122,981,313     0.79%   17.56% to  15.84%
     2003 ....................  0.95% to 2.50%   17,681,761     6.09 to  9.98      126,313,887     0.90%   33.26% to  31.12%
     2002 ....................  0.95% to 2.25%   22,978,097     4.40 to  7.95      123,326,217     0.59%  -27.71% to -26.46%
     2001 ....................  0.95% to 2.25%   33,201,893     6.06 to 10.88      243,618,255     0.69%  -25.52% to -24.16%
     2000 ....................  0.95% to 2.00%   29,890,055     8.13 to 14.44      290,088,960     7.16%  -19.01% to -17.99% (a) (b)
Janus AS - Risk-Managed Core Portfolio - Service Shares
     2004 ....................  0.95% to 2.05%      355,509    14.22 to 13.96        5,037,861     1.76%   16.35% to  15.06%
     2003 ....................  0.95% to 2.35%       93,176    12.22 to 12.11        1,136,918     0.15%   22.24% to  21.13% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio
     2004 ....................  0.95% to 2.55%    2,153,173  $ 11.41 to 11.29  $    24,534,399     0.00%    14.12% to 12.92% (a) (b)
MFS/(R)/ VIT - Investors Growth Stock Series - Service Class
     2004 ....................      1.25%            20,161        10.93               220,403     0.00%          7.62%
MFS/(R)/ VIT - Mid Cap Growth Series - Service Class
     2004 ....................  1.50% to 2.60%      425,670    10.76 to 10.44        4,537,608     0.00%   12.66% to  11.41%
     2003 ....................  1.50% to 2.60%      428,276     9.55 to  9.37        4,067,064     0.00%   34.56% to  33.06%
     2002 ....................  1.50% to 2.60%      187,101     7.04 to  7.10        1,324,318     0.00%  -29.57% to -29.04% (a) (b)
MFS/(R)/ VIT - New Discovery Series - Service Class
     2004 ....................  1.50% to 2.60%      201,354    10.27 to  9.96        2,048,276     0.00%    4.62% to   3.45%
     2003 ....................  1.50% to 2.60%      205,441     9.81 to  9.63        2,004,511     0.00%   31.43% to  29.97%
     2002 ....................  1.50% to 2.50%       55,031     7.42 to  7.47          409,770     0.00%  -25.83% to -25.32% (a) (b)
MFS/(R)/ VIT - Value Series - Service Class
     2004 ....................  1.50% to 2.60%      326,744    11.55 to 11.21        3,740,488     0.40%   13.10% to  11.84%
     2003 ....................  1.50% to 2.60%      330,815    10.22 to 10.03        3,360,300     0.17%   22.84% to  21.47%
     2002 ....................  1.50% to 2.60%      126,768     8.25 to  8.32        1,052,083     0.00%  -17.45% to -16.83% (a) (b)
Neuberger Berman AMT - Fasciano Portfolio - S Class
     2004 ....................  1.50% to 2.60%      134,690    13.33 to 12.94        1,780,981     0.00%   10.20% to   8.97%
     2003 ....................  1.50% to 2.60%      131,193    12.01 to 11.87        1,578,632     0.00%   23.19% to  21.81%
     2002 ....................  1.50% to 2.60%       33,884     9.75 to  9.82          331,753     0.00%   -2.53% to  -1.80% (a) (b)
Neuberger Berman AMT - Focus Portfolio - S Class
     2004 ....................  1.50% to 2.60%       45,622    21.37 to 20.74          963,014     0.00%    4.62% to   3.45%
     2003 ....................  1.50% to 2.60%       48,070    20.43 to 20.05          974,606     0.00%   87.75% to  85.66%
     2002 ....................  1.50% to 2.60%       10,974    10.80 to 10.88          118,987     0.00%    7.98% to   8.80% (a) (b)
Neuberger Berman AMT - Guardian Portfolio - I Class
     2004 ....................  0.95% to 2.40%    7,395,161    16.62 to 10.72      114,487,471     0.12%   14.71% to  13.13%
     2003 ....................  0.95% to 2.40%    8,232,006    14.49 to  9.47      111,415,197     0.86%   30.51% to  28.56%
     2002 ....................  0.95% to 2.25%    8,581,564     6.81 to 11.10       89,348,086     0.74%  -28.20% to -27.15%
     2001 ....................  0.95% to 2.25%    8,329,535     9.47 to 15.24      120,350,763     0.40%   -3.80% to  -2.45%
     2000 ....................  0.95% to 1.80%    5,437,338     9.89 to 15.62       82,601,518     0.48%   -0.68% to   1.70% (b)
Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/ - I Class
     2004 ....................  0.95% to 2.35%    4,141,923    10.02 to  9.78       41,675,796     4.72%   -0.18% to  -1.59%
     2003 ....................  0.95% to 2.20%    2,341,639    10.04 to  9.95       23,684,746     7.44%    0.36% to  -0.49% (a) (b)
Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
     2004 ....................  0.95% to 2.65%   12,187,318    17.22 to  9.53      186,500,405     0.00%   15.20% to  13.31%
     2003 ....................  0.95% to 2.65%   13,310,419    14.95 to  8.41      177,287,825     0.00%   26.86% to  24.63%
     2002 ....................  0.95% to 2.25%   13,997,826     4.21 to 11.78      147,934,257     0.00%  -31.31% to -30.01%
     2001 ....................  0.95% to 2.25%   16,244,793     6.09 to 16.84      248,709,387     0.00%  -26.64% to -25.37%
     2000 ....................  0.95% to 2.00%   13,579,156    13.50 to 22.56      285,075,146     0.00%  -17.27% to  -8.34% (a)
Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class
     2004 ....................  0.95% to 2.35%    9,929,548    12.65 to 11.06      130,061,644     0.01%   17.85% to  16.28%
     2003 ....................  0.95% to 2.40%   10,120,850    10.74 to  9.49      112,336,089     0.00%   33.81% to  31.83%
     2002 ....................  0.95% to 2.20%    9,838,338     6.58 to  9.04       81,171,261     0.59%  -25.98% to -24.86%
     2001 ....................  0.95% to 2.20%   10,900,243     8.87 to 12.05      119,317,746     0.37%   -5.14% to  -3.76%
     2000 ....................  0.95% to 1.90%   10,654,857     9.41 to 12.54      120,163,492     0.74%   -1.00% to   1.08% (b)
Neuberger Berman AMT - Socially Responsive Portfolio - I Class
     2004 ....................  0.95% to 2.20%      119,039    11.31 to 11.22        1,430,368     0.00%   13.12% to  12.17% (a) (b)
Oppenheimer Aggressive Growth Fund/VA - Initial Class
     2004 ....................  0.95% to 2.70%   16,225,604    12.19 to 10.15      215,497,732     0.00%   18.64% to  16.63%
     2003 ....................  0.95% to 2.70%   18,042,331    10.28 to  8.70      201,857,509     0.00%   24.40% to  22.18%
     2002 ....................  0.95% to 2.25%   18,771,046     6.60 to 10.21      168,831,018     0.68%  -29.85% to -28.48%
     2001 ....................  0.95% to 2.20%   22,119,714     9.35 to 14.29      277,146,600     0.94%  -33.27% to -31.93%
     2000 ....................  0.95% to 1.95%   22,357,402    14.00 to 21.03      407,410,310     0.00%  -23.80% to -12.08% (a)
Oppenheimer Capital Appreciation Fund/VA - Initial Class
     2004 ....................  0.95% to 2.70%   32,989,279    14.42 to 10.49      483,179,895     0.31%    5.92% to   4.12%
     2003 ....................  0.95% to 2.70%   34,255,234    13.62 to 10.07      474,551,297     0.37%   29.70% to  27.39%
     2002 ....................  0.95% to 2.25%   34,239,324     5.94 to 11.45      366,481,742     0.60%  -28.93% to -27.55%
     2001 ....................  0.95% to 2.25%   33,328,767     8.31 to 15.83      493,623,497     0.59%  -15.02% to -13.41%
     2000 ....................  0.95% to 1.95%   25,624,577    12.49 to 18.31      437,642,495     0.10%   -2.74% to  -1.17% (a)
Oppenheimer Capital Appreciation Fund/VA - Service Class
     2004 ....................  1.50% to 2.60%      733,839    10.61 to 10.29        7,717,903     0.22%    5.02% to   3.84%
     2003 ....................  1.50% to 2.60%      724,583    10.10 to  9.91        7,279,334     0.28%   28.73% to  27.29%
     2002 ....................  1.50% to 2.60%      357,291     7.79 to  7.85        2,797,449     0.00%  -22.12% to -21.53% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Oppenheimer Global Securities Fund/VA - Class 3
     2004 ....................  0.95% to 2.65%   10,678,196  $ 16.84 to 16.39  $   178,971,646    1.09%    18.06% to  16.16%
     2003 ....................  0.95% to 2.65%    7,189,189    14.26 to 14.11      102,340,129    0.00%    42.62% to  41.07% (a) (b)
Oppenheimer Global Securities Fund/VA - Initial Class
     2004 ....................  0.95% to 2.85%   16,374,164    10.72 to 15.28      191,319,125    1.23%    18.03% to  15.90%
     2003 ....................  0.95% to 2.85%   19,398,205     9.08 to 13.19      192,522,627    0.96%    41.66% to  38.92%
     2002 ....................  0.95% to 2.40%   26,384,682     6.19 to 10.02      185,709,706    0.48%   -24.41% to -22.88%
     2001 ....................  0.95% to 2.25%   15,482,090     8.13 to 13.06      144,367,444    0.48%   -14.49% to -12.88%
     2000 ....................  0.95% to 1.80%    4,293,663     9.48 to 15.07       46,647,108    0.00%    -5.30% to  -4.62% (a) (b)
Oppenheimer Global Securities Fund/VA - Service Class
     2004 ....................  1.50% to 2.60%      565,069    12.68 to 12.30        7,094,421    1.10%    17.10% to  15.79%
     2003 ....................  1.50% to 2.60%      655,617    10.83 to 10.62        7,054,981    0.70%    40.72% to  39.15%
     2002 ....................  1.50% to 2.60%      458,129     7.64 to  7.69        3,515,564    0.00%   -23.65% to -23.07% (a) (b)
Oppenheimer High Income Fund/VA - Service Class
     2004 ....................      1.25%             9,185        11.08               101,746    0.35%         7.37%
Oppenheimer Main Street Fund/(R)/ /VA - Initial Class
     2004 ....................  0.95% to 2.65%   32,018,278    11.29 to  9.59      383,272,912    0.84%     8.42% to  6.64%
     2003 ....................  0.95% to 2.65%   36,088,504    10.41 to  8.99      399,297,369    0.89%    25.52% to  23.34%
     2002 ....................  0.95% to 2.25%   35,365,474     6.25 to  9.56      311,700,007    0.76%   -21.00% to -19.57%
     2001 ....................  0.95% to 2.25%   35,201,321     7.87 to 11.91      385,779,153    0.52%   -12.45% to -11.02%
     2000 ....................  0.95% to 2.00%   27,040,315     9.64 to 13.40      330,463,265    0.28%   -10.51% to  -9.61% (a) (b)
Oppenheimer Main Street Fund/(R)/ /VA - Service Class
     2004 ....................  1.50% to 2.60%      862,728    10.77 to 10.45        9,221,380    0.69%     7.51% to   6.31%
     2003 ....................  1.50% to 2.60%      853,327    10.02 to  9.83        8,506,949    0.76%    24.54% to  23.15%
     2002 ....................  1.50% to 2.60%      337,974     7.98 to  8.04        2,713,291    0.00%   -20.16% to -19.56% (a) (b)
Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Service Class
     2004 ....................      1.25%             4,053         12.13               49,145    0.00%         17.69%
     2003 ....................      1.25%               228         10.30                2,349    0.00%          3.03%       (a) (b)
Oppenheimer Strategic Bond Fund/VA - Service Class
     2004 ....................  1.50% to 2.60%      398,799    12.66 to 12.29        5,008,223    4.92%     6.81% to   5.62%
     2003 ....................  1.50% to 2.60%      444,295    11.86 to 11.64        5,241,337    3.79%    15.40% to  14.11%
     2002 ....................  1.50% to 2.60%       88,463    10.20 to 10.27          906,399    0.00%     1.97% to   2.73% (a) (b)
Putnam VT Growth & Income Fund - IB Shares
     2004 ....................      1.25%             1,598         11.69               18,688    0.00%          9.72%
Strong Opportunity Fund II, Inc. - Investor Class
     2004 ....................  0.95% to 2.70%   19,567,386    10.78 to 12.42      220,663,748    0.00%    17.10% to  15.15%
     2003 ....................  0.95% to 2.70%   21,393,485     9.21 to 10.78      206,907,437    0.08%    35.71% to  33.28%
     2002 ....................  0.95% to 2.25%   21,318,993     6.56 to  8.50      151,933,095    0.45%   -28.86% to -27.51%
     2001 ....................  0.95% to 2.25%   16,359,581     9.16 to 11.78      163,544,166    0.67%    -6.18% to  -4.62%
     2000 ....................  0.95% to 1.75%    3,695,486     9.74 to 12.38       39,322,799    0.00%    -2.63% to  -1.85% (a) (b)
Van Eck WIT - Worldwide Emerging Markets Fund - Class R1
     2004 ....................  0.95% to 2.05%      908,023    12.65 to 12.56       11,466,172    0.00%    26.48% to  25.57% (a) (b)
Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class
     2004 ....................  0.95% to 2.30%    2,577,130    11.70 to 19.67       39,447,879    0.64%    24.70% to  23.16%
     2003 ....................  0.95% to 2.30%    4,165,438     9.38 to 15.97       51,636,455    0.18%    52.73% to  50.68%
     2002 ....................  0.95% to 2.20%    4,715,758     6.11 to 13.42       38,558,378    0.22%    -5.21% to  -3.82%
     2001 ....................  0.95% to 2.20%    5,140,281     6.36 to 13.97       43,776,940    0.00%    -4.43% to  -2.75%
     2000 ....................  0.95% to 1.95%    3,907,642     6.55 to 14.39       32,283,680    0.00%   -43.76% to -42.42% (a)
Van Eck WIT - Worldwide Hard Assets Fund - Class R1
     2004 ....................  0.95% to 2.40%    1,131,969    12.50 to 12.39       14,137,698    0.00%    25.05% to  23.88% (a) (b)
Van Eck WIT - Worldwide Hard Assets Fund - Initial Class
     2004 ....................  0.95% to 2.30%    1,848,191    12.23 to 18.00       27,183,400    0.43%    23.05% to  21.53%
     2003 ....................  0.95% to 2.55%    2,984,906     9.96 to 14.65       36,038,095    0.33%    43.70% to  41.41%
     2002 ....................  0.95% to 2.20%    2,012,923     6.90 to 11.83       17,167,415    0.68%    -5.33% to  -3.76%
     2001 ....................  0.95% to 1.90%    1,232,877     7.17 to 12.32       11,026,142    0.98%   -12.52% to -11.30%
     2000 ....................  0.95% to 1.85%    1,025,479     8.09 to 13.92        9,748,397    0.88%     7.96% to  10.35% (a)
Van Kampen LIT - Comstock Portfolio - Class II
     2004 ....................  1.50% to 2.60%    1,625,539    11.99 to 11.63       19,291,848    0.75%    15.67% to  14.38%
     2003 ....................  1.50% to 2.60%    1,531,792    10.36 to 10.17       15,774,769    0.63%    28.81% to  27.37%
     2002 ....................  1.50% to 2.60%      573,556     7.99 to  8.05        4,601,870    0.00%   -20.15% to -19.55% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
Van Kampen LIT - Emerging Growth Portfolio - Class II
     2004 ....................  1.50% to 2.60%      302,950  $  9.56 to  9.28  $     2,865,969    0.00%     5.18% to   4.00%
     2003 ....................  1.50% to 2.60%      301,195     9.09 to  8.92        2,720,109    0.00%    25.13% to  23.74%
     2002 ....................  1.50% to 2.60%      124,303     7.21 to  7.26          900,847    0.00%   -27.90% to -27.36% (a) (b)
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
     2004 ....................  1.50% to 2.45%       27,302    10.37 to 10.20          282,081    5.05%     2.51% to   1.52%
     2003 ....................  1.50% to 2.05%       14,916    10.11 to 10.08          150,667    0.07%     1.13% to   0.76% (a) (b)
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I
     2004 ....................  0.95% to 2.40%    1,923,815    17.03 to 22.16       39,415,803    6.36%     9.02% to   7.48%
     2003 ....................  0.95% to 2.45%    3,277,139    15.62 to 20.57       63,486,350    0.00%    26.65% to  24.83%
     2002 ....................  0.95% to 2.25%    2,957,540    12.27 to 18.89       45,084,271    9.57%     6.64% to   8.18%
     2001 ....................  0.95% to 2.20%    1,489,717    11.36 to 17.49       20,064,521    9.54%     7.59% to   9.05%
     2000 ....................  0.95% to 1.80%    1,404,273    10.42 to 16.06       17,291,284   14.68%     9.39% to  10.33%
Van Kampen UIF - Mid Cap Growth Portfolio - Class I
     2004 ....................  0.95% to 2.25%    3,445,048     6.97 to  9.54       25,755,104    0.00%    20.44% to  18.98%
     2003 ....................  0.95% to 2.25%    3,202,235     5.79 to  8.02       20,243,245    0.00%    40.42% to  38.56%
     2002 ....................  0.95% to 2.20%    2,485,863     3.98 to  5.95       11,023,512    0.00%   -32.82% to -31.81%
     2001 ....................  0.95% to 2.20%    2,212,771     5.92 to  8.78       15,015,187    0.00%   -31.07% to -29.99%
     2000 ....................  0.95% to 1.80%      829,289     8.59 to 12.63        7,776,467    0.00%   -14.31% to -13.66% (a) (b)
Van Kampen UIF - U.S. Real Estate Portfolio - Class I
     2004 ....................  0.95% to 2.85%   14,131,924    21.62 to 22.14      325,936,456    1.46%    35.10% to  32.66%
     2003 ....................  0.95% to 2.85%   13,455,607    16.00 to 16.69      229,964,262    0.00%    36.21% to  33.66%
     2002 ....................  0.95% to 2.60%   12,444,223    11.69 to 13.80      156,001,009    3.80%    -3.58% to  -1.73%
     2001 ....................  0.95% to 2.25%    7,976,411    11.90 to 14.08      101,307,071    4.43%     6.99% to   8.79%
     2000 ....................  0.95% to 1.85%    5,684,629    10.95 to 12.97       65,598,414   30.00%     3.80% to  23.30% (a) (b)
Victory VIF - Diversified Stock Fund Class A Shares
     2004 ....................  0.95% to 2.15%    1,705,072    10.85 to 10.09       17,971,207    0.54%     8.62% to   7.40%
     2003 ....................  0.95% to 2.15%    1,957,002     9.99 to  9.40       19,073,759    0.34%    33.69% to  32.05%
     2002 ....................  0.95% to 1.70%    1,999,385     7.12 to  7.47       14,643,829    0.57%   -25.15% to -24.17%
     2001 ....................  0.95% to 1.85%    1,904,812     9.47 to  9.85       18,485,547    0.45%    -2.00% to  -0.64%
     2000 ....................  0.95% to 1.70%    1,212,730     9.69 to  9.91       11,900,334    0.88%    -2.76% to  -0.86% (b)
Initial Funding by Depositor
     2003 ....................      0.00%           100,000        10.37             1,037,146    0.34%         34.97%
     2002 ....................      0.00%           100,000         7.68               768,437    0.57%        -23.00%
     2001 ....................      0.00%           100,000        10.04             1,003,746    0.45%          0.32%
     2000 ....................      0.00%           100,000        10.01             1,000,543    0.88%         -1.14%
Victory VIF - Investment Quality Bond Fund Class A Shares
     2003 ....................  1.20% to 1.65%       65,051    12.32 to 12.07          801,000    1.81%    -0.34% to  -0.80%
     2002 ....................  1.20% to 1.65%       76,741    12.17 to 12.36          948,193    3.93%     7.40% to   7.89%
     2001 ....................  1.20% to 1.65%       99,584    11.33 to 11.46        1,140,757    4.71%     4.72% to   5.20%
     2000 ....................  1.20% to 1.65%      105,233    10.82 to 10.89        1,146,117    6.15%     9.20% to   9.70%
Initial Funding by Depositor
     2003 ....................      0.00%           100,000         13.05            1,304,876    1.81%          0.87%
     2002 ....................      0.00%           100,000         12.94            1,293,627    3.98%          9.00%
     2001 ....................      0.00%           100,000         11.85            1,184,653    4.71%          6.49%
     2000 ....................      0.00%           100,000         11.12            1,112,472    6.15%         11.02%
Victory VIF - Small Company Opportunity Fund Class A Shares
     2003 ....................  0.95% to 2.05%      139,791    12.75 to 12.77        1,823,390    0.03%    29.46% to  28.04%
     2002 ....................  0.95% to 1.65%      146,933     9.79 to 10.27        1,487,367    0.26%    -7.10% to  -6.05%
     2001 ....................  0.95% to 1.70%      141,148    10.45 to 10.96        1,534,718    0.26%    -8.22% to  -7.11%
     2000 ....................  0.95% to 1.70%       95,770    11.28 to 11.83        1,128,678    0.55%    11.96% to  19.53%
Initial Funding by Depositor
     2003 ....................      0.00%           100,000         14.00            1,400,366    0.03%         30.70%
     2002 ....................      0.00%           100,000         10.71            1,071,462    0.26%         -5.00%
     2001 ....................      0.00%           100,000         11.30            1,129,641    0.26%         -6.21%
     2000 ....................      0.00%           100,000         12.04            1,204,437    0.55%         20.97%
W & R Target Funds, Inc. - Asset Strategy Portfolio
     2004 ....................  0.95% to 2.50%   12,509,904    11.74 to 10.82      144,706,783    1.39%    12.22% to  10.57%
     2003 ....................  0.95% to 2.50%   11,476,467    10.46 to  9.79      118,673,742    1.31%    10.42% to   8.76%
     2002 ....................  0.95% to 2.25%    8,461,395     9.00 to  9.47       79,519,856    2.02%     0.75% to   2.30%
     2001 ....................  0.95% to 2.10%    4,760,507     8.93 to  9.26       43,898,837    4.60%   -12.00% to -10.33% (b)
     2000 ....................  0.95% to 1.40%        1,854    10.38 to 10.38           19,241    0.00%     3.75% to   3.79% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity     Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
W & R Target Funds, Inc. - Balanced Portfolio
     2004 ....................  0.95% to 2.40%    9,573,904  $ 11.02 to 10.40    $ 104,023,435    1.52%     7.90% to   6.43%
     2003 ....................  0.95% to 2.40%    8,746,952    10.21 to  9.77       88,346,309    0.78%    17.96% to  16.30%
     2002 ....................  0.95% to 2.25%    6,794,609     8.29 to  8.65       58,373,099    2.08%   -10.59% to  -9.28%
     2001 ....................  0.95% to 2.10%    4,847,216     9.28 to  9.54       46,069,854    4.84%    -8.17% to  -6.84%
     2000 ....................      0.95%               476        10.24                 4,873    0.00%         2.37%        (a) (b)
W & R Target Funds, Inc. - Bond Portfolio
     2004 ....................  0.95% to 2.45%    8,199,654    12.48 to 11.76      100,979,352    4.15%     2.89% to   1.40%
     2003 ....................  0.95% to 2.50%    8,824,865    12.13 to 11.24      105,941,161    4.68%     3.19% to   1.66%
     2002 ....................  0.95% to 2.25%    8,643,298    11.06 to 11.75      100,850,579    5.30%     6.34% to   7.94%
     2001 ....................  0.95% to 2.10%    5,069,211    10.40 to 10.89       54,987,972    9.19%     3.96% to   6.45% (a)
     2000 ....................      0.95%             1,184        10.23                12,107    0.00%          2.25%       (a) (b)
W & R Target Funds, Inc. - Core Equity Portfolio
     2004 ....................  0.95% to 2.50%   30,602,270     8.43 to  7.95      254,008,204    0.62%     8.53% to   6.94%
     2003 ....................  0.95% to 2.50%   31,339,819     7.77 to  7.43      240,491,705    0.79%    16.15% to  14.36%
     2002 ....................  0.95% to 2.25%   28,039,884     6.48 to  6.69      185,915,974    0.59%   -23.62% to -22.38%
     2001 ....................  0.95% to 2.10%   21,221,006     8.48 to  8.61      182,011,050    0.45%   -16.96% to -14.59% (b)
     2000 ....................  0.95% to 1.40%        1,978    10.21 to 10.22           20,210    0.00%     2.14% to   2.18% (a) (b)
W & R Target Funds, Inc. - Dividend Income Portfolio
     2004 ....................  0.95% to 2.10%      652,179    10.91 to 10.74        7,083,332    1.22%     9.08% to   8.24% (a) (b)
W & R Target Funds, Inc. - Growth Portfolio
     2004 ....................  0.95% to 2.50%   38,640,684     8.35 to  8.05      317,807,882    0.28%     2.33% to   0.82%
     2003 ....................  0.95% to 2.50%   37,406,072     8.16 to  7.98      301,609,039    0.00%    21.89% to  20.02%
     2002 ....................  0.95% to 2.25%   27,861,661     6.49 to  6.71      185,008,498    0.01%   -23.28% to -22.05%
     2001 ....................  0.95% to 2.10%   20,170,887     8.45 to  8.71      172,511,745    1.74%   -16.41% to -12.95% (b)
     2000 ....................  0.95% to 1.40%        1,408    10.12 to 10.12           14,250    0.00%     1.17% to   1.21% (a) (b)
W & R Target Funds, Inc. - High Income Portfolio
     2004 ....................  0.95% to 2.50%    6,254,780    13.65 to 12.75       84,264,071    7.08%     8.82% to   7.22%
     2003 ....................  0.95% to 2.45%    5,707,409    12.54 to 11.99       70,865,343    8.31%    18.60% to  16.91%
     2002 ....................  0.95% to 2.25%    4,689,184    10.21 to 10.57       49,233,726    9.88%    -4.28% to  -2.95%
     2001 ....................  0.95% to 2.10%    2,785,585    10.68 to 10.90       30,247,046   18.27%     6.74% to   8.14%
W & R Target Funds, Inc. - International II Portfolio
     2004 ....................  0.95% to 2.15%      635,691    11.95 to 12.99        7,915,954    1.90%    19.46% to  18.55% (a) (b)
W & R Target Funds, Inc. - International Portfolio
     2004 ....................  0.95% to 2.45%    7,335,175     8.85 to  8.33       63,897,239    0.65%    12.92% to  11.35%
     2003 ....................  0.95% to 2.45%    7,134,038     7.84 to  7.48       55,194,400    1.70%    23.71% to  21.87%
     2002 ....................  0.95% to 2.25%    5,665,413     6.10 to  6.34       35,568,274    0.51%   -20.07% to -18.93%
     2001 ....................  0.95% to 1.95%    3,898,537     7.70 to  7.82       30,328,901    8.48%   -24.04% to -22.98%
     2000 ....................      0.95%               258        10.15                 2,618    0.00%          1.47%       (a) (b)
W & R Target Funds, Inc. - Limited-Term Bond Portfolio
     2004 ....................  0.95% to 2.45%    4,015,932    11.78 to 11.10       46,637,192    2.83%     0.65% to  -0.82%
     2003 ....................  0.95% to 2.45%    3,743,944    11.70 to 11.19       43,351,583    3.65%     2.18% to   0.70%
     2002 ....................  0.95% to 2.25%    1,955,961    10.95 to 11.46       22,241,784    3.73%     3.03% to   4.43%
     2001 ....................  0.95% to 1.85%      484,968    10.82 to 10.97        5,299,679    7.25%     6.78% to   8.17%
W & R Target Funds, Inc. - Micro Cap Growth Portfolio
     2004 ....................  0.95% to 2.05%      184,067    11.21 to 10.82        2,035,271    0.00%    12.05% to  11.21% (a) (b)
W & R Target Funds, Inc. - Money Market Portfolio
     2004 ....................  0.95% to 2.40%    2,454,823    10.25 to  9.67       24,753,393    0.67%    -0.26% to  -1.67%
     2003 ....................  0.95% to 2.30%    2,707,827    10.28 to  9.87       27,477,578    0.60%    -0.44% to  -1.74%
     2002 ....................  0.95% to 2.10%    3,366,596    10.03 to 10.32       34,463,317    1.10%    -1.18% to   0.18%
     2001 ....................  0.95% to 1.85%    3,142,411    10.16 to 10.30       32,231,631    2.99%     1.27% to   2.60%
W & R Target Funds, Inc. - Mortgage Securities Portfolio
     2004 ....................  0.95% to 1.95%      226,204    10.23 to 10.36        2,332,148    3.85%     2.31% to   1.89% (a) (b)
W & R Target Funds, Inc. - Real Estate Securities Portfolio
     2004 ....................  0.95% to 2.05%      541,343    12.40 to 13.09        6,915,677    1.05%    23.96% to  23.43% (a) (b)
W & R Target Funds, Inc. - Science & Technology Portfolio
     2004 ....................  0.95% to 2.50%   12,706,625     9.48 to  9.69      118,653,046    0.00%    15.15% to  13.49%
     2003 ....................  0.95% to 2.50%   11,425,184     8.24 to  8.54       92,939,816    0.00%    29.22% to  27.26%
     2002 ....................  0.95% to 2.25%    8,398,696     6.18 to  6.77       53,064,578    0.00%   -25.91% to -24.71%
     2001 ....................  0.95% to 2.10%    5,720,321     8.33 to  9.09       48,199,948    1.00%   -14.06% to  -9.07% (a) (b)
     2000 ....................  0.95% to 1.40%          607     9.70 to  9.70            5,888    0.00%    -3.03% to  -3.00% (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                      Investment
                                  Expense                          Unit          Contract         Income        Total
                                   Rate*           Units        Fair Value     Owners' Equity    Ratio**      Return***
                               --------------   -----------  ----------------  ---------------  ----------  ---------------
W & R Target Funds, Inc. - Small Cap Growth Portfolio
     2004 ....................  0.95% to 2.50%   13,698,218  $ 11.55 to 11.28  $   155,868,547     0.00%   13.21% to  11.57%
     2003 ....................  0.95% to 2.50%   13,190,389    10.20 to 10.11      132,974,855     0.00%   34.48% to  32.47%
     2002 ....................  0.95% to 2.25%   11,801,501     7.36 to  7.70       88,746,066     0.00%  -23.76% to -22.53%
     2001 ....................  0.95% to 2.10%    7,778,767     9.64 to 10.04       75,839,555     0.00%   -4.27% to   0.42% (b)
     2000 ....................       0.95%              265         10.08                2,671     0.00%         0.79%       (a) (b)
W & R Target Funds, Inc. - Small Cap Value Portfolio
     2004 ....................  0.95% to 2.15%      631,627    11.27 to 12.15        7,397,736     0.00%   12.66% to  11.79% (a) (b)
W & R Target Funds, Inc. - Value Portfolio
     2004 ....................  0.95% to 2.45%   11,755,346    12.34 to 11.70      143,146,407     1.13%   13.61% to  12.03%
     2003 ....................  0.95% to 2.45%    9,899,433    10.86 to 10.44      106,447,898     0.65%   23.92% to  22.11%
     2002 ....................  0.95% to 2.25%    6,694,479     8.56 to  8.77       58,308,075     0.96%  -14.77% to -13.53%
     2001 ....................  0.95% to 2.10%    3,616,179    10.04 to 10.14       36,567,886     0.77%    0.42% to   1.38% (a) (b)
                                                                               ---------------

2004 Reserves for annuity contracts in payout phase: ........................       61,993,592
                                                                               ---------------
2004 Contract owners' equity ................................................  $15,697,256,439
                                                                               ===============
2003 Reserves for annuity contracts in payout phase: ........................       47,547,289
                                                                               ---------------
2003 Contract owners' equity ................................................  $14,967,347,100
                                                                               ===============
2002 Reserves for annuity contracts in payout phase: ........................       23,780,019
                                                                               ---------------
2002 Contract owners' equity ................................................  $11,867,051,526
                                                                               ===============
2001 Reserves for annuity contracts in payout phase: ........................       16,381,840
                                                                               ---------------
2001 Contract owners' equity ................................................  $12,948,274,792
                                                                               ===============
2000 Reserves for annuity contracts in payout phase: ........................        6,547,280
                                                                               ---------------
2000 Contract owners' equity ................................................  $10,938,492,289
                                                                               ===============

      * This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
    *** This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Shareholders
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.


/s/KPMG LLP
Columbus, Ohio
March 1, 2005

                 NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                          CONSOLIDATED STATEMENTS OF INCOME
                                    (IN MILLIONS)

                                                                                                     YEARS ENDED DECEMBER 31,
                                                                              ----------------------------------------------------
                                                                              ----------------------------------------------------
                                                                                   2004              2003              2002
==================================================================================================================================
==================================================================================================================================
REVENUES:
Policy charges                                                                     $ 1,025.2           $ 924.1            $ 973.8
Life insurance premiums                                                                270.4             279.8              259.9
Net investment income                                                                2,000.5           1,973.1            1,832.9
Net realized losses on investments, hedging instruments and hedged items               (36.4)            (85.2)             (75.5)
Other                                                                                    9.8              12.8                8.7
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                       3,269.5           3,104.6            2,999.8
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                     1,277.2           1,309.2            1,244.4
Other benefits and claims                                                              347.2             361.8              326.1
Policyholder dividends on participating policies                                        36.2              41.2               45.2
Amortization of deferred policy acquisition costs                                      410.1             375.9              670.1
Interest expense on debt, primarily with Nationwide Financial
  Services, Inc. (NFS)                                                                  59.3              48.4               36.0
Other operating expenses                                                               604.5             533.7              508.5
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                          2,734.5           2,670.2            2,830.3
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

      Income from continuing operations before federal income
        tax expense                                                                    535.0             434.4              169.5
Federal income tax expense                                                             120.0              96.2                8.7
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Income from continuing operations                                                415.0             338.2              160.8
Discontinued operations, net of tax                                                        -                 -                0.7
Cumulative effect of adoption of accounting principles, net of tax                      (3.3)             (0.6)                 -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net income                                                                           $ 411.7           $ 337.6            $ 161.5
==================================================================================================================================
==================================================================================================================================



See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

                      NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
              wholly-owned subsidiary of Nationwide Financial Services, Inc.)

                                  Consolidated Balance Sheets
                            (in millions, except per share amounts)

                                                                                               DECEMBER 31,
                                                                                            ---------------------------------------
                                                                                            ---------------------------------------
                                                                                                  2004                 2003
===================================================================================================================================
===================================================================================================================================

ASSETS
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $26,708.7 in 2004; $25,850.2 in 2003)                        $ 27,652.0           $ 26,946.8
      Equity securities (cost $37.7 in 2004; $74.0 in 2003)                                              48.1                 85.6
   Mortgage loans on real estate, net                                                                 8,649.2              8,345.8
   Real estate, net                                                                                      83.9                 96.5
   Policy loans                                                                                         644.5                618.3
   Other long-term investments                                                                          539.6                130.6
   Short-term investments, including amounts managed by a related party                               1,645.8              1,860.8
-----------------------------------------------------------------------------------------------------------------------------------
         Total investments                                                                           39,263.1             38,084.4

Cash                                                                                                     15.5                  0.1
Accrued investment income                                                                               364.2                367.1
Deferred policy acquisition costs                                                                     3,416.6              3,219.3
Other assets                                                                                          2,099.8              1,872.3
Assets held in separate accounts                                                                     60,798.7             57,084.5
-----------------------------------------------------------------------------------------------------------------------------------
            Total assets                                                                          $ 105,957.9          $ 100,627.7
===================================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
   Future policy benefits and claims                                                               $ 36,383.1           $ 35,379.1
   Short-term debt                                                                                      215.0                199.8
   Long-term debt, payable to NFS                                                                       700.0                700.0
   Other liabilities                                                                                  3,645.2              3,264.7
   Liabilities related to separate accounts                                                          60,798.7             57,084.5
-----------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                                          101,742.0             96,628.1
-----------------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
   Common stock, $1 par value; authorized - 5.0 shares; issued
     and outstanding - 3.8 shares                                                                         3.8                  3.8
   Additional paid-in capital                                                                           274.4                271.3
   Retained earnings                                                                                  3,543.9              3,257.2
   Accumulated other comprehensive income                                                               393.8                467.3
-----------------------------------------------------------------------------------------------------------------------------------
         Total shareholder's equity                                                                   4,215.9              3,999.6
-----------------------------------------------------------------------------------------------------------------------------------
            Total liabilities and shareholder's equity                                            $ 105,957.9          $ 100,627.7
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

                 NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

      Consolidated Statements of Shareholder's Equity
       Years Ended December 31, 2004, 2003 and 2002
                       (in millions)

                                                                                                       Accumulated
                                                                         Additional                       Other          Total
                                                             Capital      paid-in      Retained       Comprehensive   Shareholder's
                                                             Shares       capital      earnings           income         equity
===================================================================================================================================

Balance as of December 31, 2001                              $ 3.8        $ 646.1      $ 2,863.1         $ 204.7         $ 3,717.7
Comprehensive income:
Net income                                                       -              -          161.5               -             161.5
Net unrealized gains on securities available-for-sale            -              -              -           178.6             178.6
   arising during the period, net of tax
Accumulated net gains on cash flow hedges, net                   -              -              -            11.0              11.0
   of tax
                                                                                                                   ----------------
                                                                                                                   ----------------
Total comprehensive income                                                                                                   351.1
                                                                                                                   ----------------
                                                                                                                   ----------------
Capital returned to NFS                                          -         (475.0)             -               -            (475.0)
Dividend to NFS                                                  -              -          (45.0)              -             (45.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                3.8          171.1        2,979.6           394.3           3,548.8
-----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                       -              -          337.6               -             337.6
Net unrealized gains on securities available-for-sale            -              -              -            99.6              99.6
   arising during the period, net of tax
Accumulated net losses on cash flow hedges, net                  -              -              -           (26.6)            (26.6)
   of tax
                                                                                                                   ----------------
Total comprehensive income                                                                                                   410.6
                                                                                                                   ----------------
Capital contributed by NFS                                       -          200.2              -               -             200.2
Capital returned to NFS                                          -         (100.0)             -               -            (100.0)
Dividend to NFS                                                  -              -          (60.0)              -             (60.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                3.8          271.3        3,257.2           467.3           3,999.6
-----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                       -              -          411.7               -             411.7
Net unrealized losses on securities available-for-sale           -              -              -           (42.7)            (42.7)
   arising during the period, net of tax
Accumulated net losses on cash flow hedges, net                  -              -              -           (30.8)            (30.8)
   of tax
                                                                                                                   ----------------
Total comprehensive income                                                                                                   338.2
                                                                                                                   ----------------
Capital contributed by NFS                                       -            3.1              -               -               3.1
Dividend to NFS                                                  -              -         (125.0)              -            (125.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                              $ 3.8        $ 274.4       $3,543.9         $ 393.8         $ 4,215.9
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
              For the Years Ended December 31, 2004, 2003 and 2002
                                 (in millions)

                                                                                      2004               2003                2002
===================================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                                       $ 411.7            $ 337.6             $ 161.5
   Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account values                              1,277.2            1,309.2             1,244.4
      Capitalization of deferred policy acquisition costs                            (496.4)            (567.2)             (648.2)
      Amortization of deferred policy acquisition costs                               410.1              375.9               670.1
      Amortization and depreciation                                                    73.0               69.3                (0.7)
      Net realized losses on investments, hedging instruments and                      36.4               85.2                75.5
        hedged items
      Decrease (increase) in accrued investment income                                  2.9              (38.4)              (22.0)
      Increase in other assets                                                       (306.4)            (697.5)             (606.1)
      Increase in policy and other liabilities                                        324.4              342.3               463.1
      Income from discontinued operations                                                 -                  -                (0.7)
      Other, net                                                                        1.5               45.4                38.7
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by continuing operations                                 1,734.4            1,261.8             1,375.6
         Net cash provided by discontinued operations                                     -                  -                 0.7
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by operating activities                                  1,734.4            1,261.8             1,376.3
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from maturity of securities available-for-sale                          3,099.4            4,101.6             3,887.7
   Proceeds from sale of securities available-for-sale                              2,485.5            2,220.5             1,534.9
   Proceeds from repayments of mortgage loans on real estate                        1,920.9            1,478.3             1,009.0
   Cost of  securities available-for-sale acquired                                 (6,291.4)          (9,366.7)           (9,874.5)
   Cost of mortgage loans on real estate acquired                                  (2,169.9)          (1,914.4)           (1,810.2)
   Net change in short-term investments                                               205.9             (639.9)             (193.1)
   Disposal of subsidiary, net of cash                                                    -                  -               (20.0)
   Collateral received (paid) - securities lending, net                                89.4              (26.1)              158.9
   Other, net                                                                        (357.2)             280.3              (136.2)
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash used in investing activities                                     (1,017.4)          (3,866.4)           (5,443.5)
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Net proceeds from issuance of long-term debt to NFS                                    -              100.0               300.0
   Net change in short-term debt                                                       15.2              199.8              (100.0)
   Capital contributed by NFS                                                           3.1              200.2                   -
   Capital returned to NFS                                                                -             (100.0)             (475.0)
   Cash dividends paid to NFS                                                        (125.0)             (60.0)              (35.0)
   Investment and universal life insurance product deposits                         3,561.6            5,116.1             6,278.9

   Investment and universal life insurance product withdrawals                     (4,156.5)          (2,852.3)           (1,923.4)

   Other, net                                                                                                -                   -
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash (used in) provided by financing activities                         (701.6)           2,603.8             4,045.5
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        15.4               (0.8)              (21.7)
Cash, beginning of period                                                               0.1                0.9                22.6
-----------------------------------------------------------------------------------------------------------------------------------
         Cash, end of period                                                         $ 15.5              $ 0.1               $ 0.9
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 2004, 2003 AND 2002



(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse network of distribution channels, including independent broker/dealers, financial institutions, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists and representatives of certain certified public accounting firms. The Company also sells its products through the following affiliated producers: Nationwide Retirement Solutions, Inc. (NRS); TBG Insurance Services Corporation (TBG Financial); Nationwide Financial Network (NFN, formerly referred to as Nationwide Provident) producers; and Nationwide agents.

Wholly-owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (ODI). The ODI has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See Note 13 for discussion of statutory capital requirements and dividend limitations.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products and universal life insurance products, impairment losses on investments, valuation allowances for mortgage loans on real estate, federal income taxes, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a)  Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. As discussed in Notes 3 and 11, effective December 31, 2003, the Company applied the provisions of Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R), issued by the Financial Accounting Standards Board (FASB), to those variable interest entities (VIEs) with which it is associated. This resulted in deconsolidating certain VIEs which the Company previously had consolidated, as of that date. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(b)  Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 70.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.2% from the Company's pricing matrices and 8.8% from other sources.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company's accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period until the security's forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt and equity securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security; the amount and length of time a security's fair value has been below amortized cost or cost; specific credit issues and financial prospects related to the issuer; the Company's intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company and reflects the Company's best estimate of probable credit losses, including losses incurred at the balance sheet date, but not yet identified by specific loan. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

(c)  Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

(d)  Revenues and Benefits

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e)  Deferred Policy Acquisition Costs

The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new or renewal business. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor's (S&P) 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

The Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company's long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company's recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(f)  Separate Accounts

Separate account assets and liabilities represent contract holders' funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income except for:
(i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.

(g)  Future Policy Benefits

The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contract holder, including interest credited. The funding agreements constitute insurance obligations considered annuity contracts under Ohio insurance law.

The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2004 and 2003, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower rates, which would have resulted in the use of a lower discount rate, as discussed in Note 2(b).

(h)  Participating Business

Participating business represented approximately 11% in 2004 (13% in 2003 and 15% in 2002) of the Company's life insurance in force, 55% of the number of life insurance policies in force in 2004 (56% in 2003 and 59% in 2002) and 7% of life insurance statutory premiums in 2004 (11% in 2003 and 9% in 2002). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the accompanying consolidated balance sheets.

(i)  Federal Income Tax

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j)  Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

(k)  Discontinued Operations

As described more fully in Note 16, during 2002 NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc.
(NSI), a wholly-owned broker/dealer subsidiary engaged in the asset management business. As such, the results of operations of NSI are reflected as discontinued operations in 2002.

(l)  Reclassification

Certain items in the 2003 and 2002 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(3)  RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company disclosed in its Quarterly Report on Form 10-Q for the period ended June 30, 2004 that this additional guidance would be applied during its third quarter beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company's financial position or results of operations.

On September 8, 2004, the FASB exposed for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's financial position or results of operations. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired, based on the guidance in Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities, and the Securities and Exchange Commission (SEC) Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities. Due to uncertainty regarding the ultimate guidance to be issued, the Company cannot reasonably estimate the impact on the Company's financial position or results of operations, if any, of adopting EITF 03-1.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In June 2004, the FASB issued FSP FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), issued by the American Institute of Certified Public Accountants (AICPA), restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP FAS 97-1 at the time SOP 03-1 was adopted, the issuance of FSP FAS 97-1 had no impact on the Company's financial position or results of operations at the time of adoption.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the
Act) was signed into law on December 8, 2003. In accordance with FSP FAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-2), which superceded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act. Specifically, measures of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost on or after the date of enactment must reflect the effects of the Act. The Company's adoption of FSP FAS 106-2, effective June 30, 2004, had no impact on the Company's financial position or results of operations due the application of Company maximum contribution caps and because the Company does not apply to the United States government for benefit reimbursements.

In December 2003, the FASB issued SFAS No. 132 (revised 2003), Employers' Disclosures about Pensions and Other Postretirement Benefits - an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans on both an interim period and annual basis. See Note 15 for required disclosures. The Company adopted SFAS 132R effective December 31, 2003, except for the provisions relating to annual disclosures about estimated benefit payments, which was adopted in the fourth quarter of 2004, as permitted by SFAS 132R. Adoption of this Statement had no impact on the Company's financial position or results of operations.

In July 2003, the AICPA issued SOP 03-1 to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options, and sales inducements to contract holders. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of tax, as the cumulative effect of adoption of this accounting principle.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the components of cumulative effect adjustments recorded in the Company's 2004 consolidated statements of income:

(in millions)                                                                                                      JANUARY 1, 2004
===================================================================================================================================
Increase in future policy benefits:
   Ratchet interest crediting                                                                                              $ (12.3)
   Secondary guarantees - life insurance                                                                                      (2.4)
   GMDB claim reserves                                                                                                        (1.8)
   GMIB claim reserves                                                                                                        (1.0)
-----------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                                                                               (17.5)
Adjustment to amortization of deferred policy acquisition costs related to above                                              12.4
Deferred federal income taxes                                                                                                  1.8
-----------------------------------------------------------------------------------------------------------------------------------
      Cumulative effect of adoption of accounting principle, net of tax                                                     $ (3.3)
===================================================================================================================================

In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51), states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51 to certain VIEs where: (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or
(ii) the entity does not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applied to entities formed after January 31, 2003. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs formed prior to January 31, 2003 to interim periods ending after December 15, 2003, with earlier adoption permitted.

In December 2003, the FASB issued FIN 46R, which required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. At a minimum, public companies were required to apply the provisions of FIN 46R or the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable GAAP by the end of the first reporting period ending after December 15, 2003. Companies were permitted to apply either FIN 46 or FIN 46R to special purpose entities at the initial effective date on an entity-by-entity basis. The Company has no variable interests in special purpose entities. The primary difference between FIN 46R and FIN 46 was the criteria to be followed in determining the primary beneficiary. The primary beneficiary could be different based on the two Interpretations. The Company adopted the remaining provisions of FIN 46R effective January 1, 2004. See Note 19 for further discussion.

In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as the cumulative effect of a change in accounting principle. In November 2003, the FASB issued FSP No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries, including those issued by subsidiary trusts of the Company. The adoption of SFAS 150 on July 1, 2003 had no impact on the Company's financial position or results of operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 had no impact on the Company's financial position or results of operations

In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG
B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (i.e. bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company). Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as the cumulative effect of adoption of this accounting principle.

(4)  RISK DISCLOSURES

The following is a description of the most significant risks facing the Company and how it mitigates those risks:

Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company's current and expected future capital position.

Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

Financial Instruments with Off-Balance Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $243.7 million extending into 2005 were outstanding as of December 31, 2004. The Company also had $68.1 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2004.

Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2004, the Company's credit risk from these derivative financial instruments was $46.3 million, net of $415.7 million of cash collateral and $222.5 million in securities pledged as collateral.

Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2004, approximately 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company's separate account assets and reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or guaranteed minimum accumulation benefit (GMAB) claims, which may require the Company to accelerate the amortization of DAC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments. However the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to volatility of earnings. This volatility was negligible in 2004. As of December 31, 2004, the net amount at risk, defined as the excess of the death benefit over the account value, was $1.71 billion before reinsurance and $296.5 million net of reinsurance. As of December 31, 2004 and 2003, the Company's reserve for GMDB claims was $23.6 million and $21.8 million, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

The Company also offers certain variable annuity products with a GMAB rider. A GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under SFAS 133. See
Note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2004 and 2003. As of December 31, 2004 and 2003, the fair value of the GMAB embedded derivative was valued at $20.6 million and $4.3 million, respectively. The increase in the fair value of the GMAB embedded derivative was driven by the value of new business sold during 2004.

Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2004, the Company had a diversified portfolio with no more than 25.1% in any geographic region of the U.S. and no more than 1.6% with any one borrower. As of December 31, 2004, 30.0% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

Significant Business Concentrations: As of December 31, 2004, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Guarantee Risk: In connection with the selling of securitized interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds), the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated. See Note 18 for further discussion of Tax Credit Funds.

Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $894.3 million as of December 31, 2004. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contract holder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contracts.

Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 70.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.2% from the Company's pricing matrices and 8.8% from other sources.

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.

Investment contracts: The fair values of the Company's liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

Short-term debt and collateral received-securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.

Interest rate and cross-currency interest rate swaps: The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Futures contracts: The fair values for futures contracts are based on quoted market prices.

The following table summarizes the carrying amounts and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

                                                               2004                              2003
                                                           -------------------------------  -------------------------------
                                                           -------------------------------  -------------------------------
                                                             CARRYING        ESTIMATED         Carrying        Estimated
(in millions)                                                 AMOUNT         FAIR VALUE         amount        fair value
===========================================================================================================================
===========================================================================================================================

ASSETS
Investments:
   Securities available-for-sale:
      Fixed maturity securities                               $ 27,652.0       $ 27,652.0       $ 26,946.8      $ 26,946.8
      Equity securities                                             48.1             48.1             85.6            85.6
   Mortgage loans on real estate, net                            8,649.2          8,942.7          8,345.8         8,830.0
   Policy loans                                                    644.5            644.5            618.3           618.3
   Short-term investments                                        1,645.8          1,645.8          1,860.8         1,860.8
Cash                                                                15.5             15.5              0.1             0.1
Assets held in separate accounts                                60,798.7         60,798.7         57,084.5        57,084.5

LIABILITIES
Investment contracts                                           (29,196.6)       (26,870.6)       (28,663.4)      (27,239.8)
Policy reserves on life insurance contracts                     (7,186.5)        (7,153.9)        (6,715.7)       (6,311.3)
Short-term debt                                                   (215.0)          (215.0)          (199.8)         (199.8)
Long-term debt, payable to NFS                                    (700.0)          (743.9)          (700.0)         (803.7)
Collateral received - securities lending and derivatives        (1,289.9)        (1,289.9)        (1,521.1)       (1,521.1)
Liabilities related to separate accounts                       (60,798.7)       (59,651.2)       (57,084.5)      (56,118.6)

Derivative financial instruments
Interest rate swaps hedging assets                                 (72.1)           (72.1)           (99.4)          (99.4)
Cross-currency interest rate swaps                                 495.0            495.0            599.1           599.1
Futures contracts                                                   (6.5)            (6.5)           (25.2)          (25.2)
Other derivatives                                                   36.1             36.1              4.6             4.6
---------------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(6)  DERIVATIVE FINANCIAL INSTRUMENTS

QUALITATIVE DISCLOSURE

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. LIBOR. The net receipt of a variable rate will then match the variable rate paid on the liability.

Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period.

With short U.S. Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments (i.e. commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

Foreign Currency Risk Management

In conjunction with the Company's medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.

For a fixed rate foreign liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

Equity Market Risk Management

Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a contractually defined amount. Such specified amounts vary from contract to contract based on the date the contract was entered into as well as the GMDB feature elected. A decline in the stock market may cause the contract value to fall below this specified amount and the net amount at risk to increase. The net amount at risk is the amount by which the GMDB exceeds the contract value at any given time and is a primary indicator of potential future GMDB claims. To manage this risk, the Company has implemented a GMDB hedging program for certain new and existing business. The program, which is an economic hedge but does not qualify for hedge accounting under SFAS 133, as discussed in
Note 2(c), is designed to offset a specified portion of changes in the value of the GMDB obligation. Currently the program shorts S&P 500 index futures, which in turn provides a partial offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See Note 4 for additional discussion.

The Company also offers certain variable annuity products with a GMAB rider. A GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. A GMAB is an embedded derivative, and as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the statements of income. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components selected by the contract holder, do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under SFAS 133. See Note 2(c).

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

QUANTITATIVE DISCLOSURE

Fair Value Hedges

During the years ended December 31, 2004, 2003 and 2002, a net loss of $11.3 million, a net gain of $4.2 million and a net gain of $7.1 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2004, 2003 and 2002, the ineffective portion of cash flow hedges was a net gain of $1.0 million, a net loss of $5.4 million and a net gain of $1.8 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

The Company anticipates reclassifying less than $0.5 million in losses out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2004, 2003 and 2002, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2004, 2003 and 2002 included a net gain of $8.1 million, a net gain of $11.8 million and a net loss of $2.2 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2004, 2003 and 2002, a net loss of $5.9 million and net gains of $4.2 million and $120.4 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $5.9 million and $0.9 million and a net loss of $119.6 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)                                                                                          2004                 2003
===================================================================================================================================

Interest rate swaps:
   Pay fixed/receive variable rate swaps hedging investments                                        $ 1,891.5            $ 1,954.7
   Pay variable/receive fixed rate swaps hedging investments                                            152.8                188.2
   Pay variable/receive variable rate swaps                                                             145.0                154.0
   Pay variable/receive fixed rate swaps hedging liabilities                                            275.0                500.0
   Pay variable/receive variable rate swaps hedging liabilities                                         280.0                430.0
   Pay fixed/receive variable rate swaps hedging liabilities                                            275.0                    -
   Other contracts hedging investments                                                                   43.9                 10.0
Cross-currency interest rate swaps:
    Hedging foreign currency denominated investments                                                    400.9                580.1
    Hedging foreign currency denominated liabilities                                                  2,028.8              2,643.9
Credit default swaps and other non-hedging instruments                                                  836.0                832.5
Equity option contracts                                                                                 190.9                    -
Futures contracts                                                                                       387.0              2,615.8
-----------------------------------------------------------------------------------------------------------------------------------
       Total                                                                                        $ 6,906.8            $ 9,909.2
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(7)  INVESTMENTS

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

                                                                                            GROSS           GROSS
                                                                         AMORTIZED       UNREALIZED      UNREALIZED       ESTIMATED
(in millions)                                                               COST            GAINS          LOSSES        FAIR VALUE
===================================================================================================================================
===================================================================================================================================
December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations                                                $ 81.1          $ 13.9           $ 0.1          $ 94.9
   Agencies not backed by the full faith and credit
     of the U. S. Government1                                              1,101.0            81.6             1.0         1,181.6
   Obligations of states and political subdivisions                          246.8             3.1             2.7           247.2
   Debt securities issued by foreign governments                              41.6             2.7             0.1            44.2
   Corporate securities
      Public                                                              10,192.0           448.9            26.4        10,614.5
      Private                                                              6,633.6           342.9            24.1         6,952.4
   Mortgage-backed securities - U.S. Government-backed                     4,628.8            59.5            16.3         4,672.0
   Asset-backed securities                                                 3,783.8            87.7            26.3         3,845.2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                  26,708.7         1,040.3            97.0        27,652.0
Equity securities                                                             37.7            10.5             0.1            48.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                         $ 26,746.4       $ 1,050.8          $ 97.1       $27,700.1
===================================================================================================================================
===================================================================================================================================

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                $ 1,042.5          $ 61.0           $ 1.9       $ 1,101.6
   Obligations of states and political subdivisions                          167.6             1.0             5.2           163.4
   Debt securities issued by foreign governments                              51.8             2.0             0.8            53.0
   Corporate securities
      Public                                                              10,000.0           503.7            26.2        10,477.5
      Private                                                              6,454.2           469.1            25.3         6,898.0
   Mortgage-backed securities - U.S. Government-backed                     3,990.1            73.9            21.8         4,042.2
   Asset-backed securities                                                 4,144.0           129.0            61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                  25,850.2         1,239.7           143.1        26,946.8
Equity securities                                                             74.0            11.8             0.2            85.6
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                         $ 25,924.2       $ 1,251.5         $ 143.3      $ 27,032.4
===================================================================================================================================
===================================================================================================================================

---------
1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2004. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                 AMORTIZED            ESTIMATED
(in millions)                                                                                      COST              FAIR VALUE
====================================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                           $ 1,354.4            $ 1,375.3
   Due after one year through five years                                                               7,289.8              7,607.0
   Due after five years through ten years                                                              6,807.0              7,150.5
   Due after ten years                                                                                 2,844.9              3,002.0
------------------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                              18,296.1             19,134.8
    Mortgage-backed securities - U.S. Government-backed                                                4,628.8              4,672.0
    Asset-backed securities                                                                            3,783.8              3,845.2
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                               $ 26,708.7           $ 27,652.0
====================================================================================================================================

The following table presents the components of unrealized gains on securities available-for-sale, net, as of December 31:

(in millions)                                                                                           2004                2003
==================================================================================================================================

Net unrealized gains, before adjustments and taxes                                                    $ 953.7           $ 1,108.2
Adjustment to DAC                                                                                      (144.6)             (243.7)
Adjustment to future policy benefits and claims                                                        (121.6)             (110.6)
Deferred federal income tax                                                                            (240.6)             (264.2)
----------------------------------------------------------------------------------------------------------------------------------
   Net unrealized gains                                                                               $ 446.9             $ 489.7
==================================================================================================================================

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                             2004                 2003                2002
===============================================================================================================================

   Fixed maturity securities                                        $             (153.3)  $            61.9               625.5
   Equity securities                                                                (1.2)               12.4               (11.8)

-------------------------------------------------------------------------------------------------------------------------------
     Net change                                                     $             (154.5)  $            74.3               613.7
===============================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

                                                LESS THAN OR EQUAL                  MORE                 TOTAL
                                                    TO ONE YEAR                THAN ONE YEAR
                                          -----------------------------------------------------------------------------------------
                                                              GROSS                        GROSS                         GROSS
                                           ESTIMATED       UNREALIZED    ESTIMATED      UNREALIZED     ESTIMATED       UNREALIZED
(in millions)                              FAIR VALUE        LOSSES      FAIR VALUE       LOSSES      FAIR VALUE         LOSSES
===================================================================================================================================

December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations                                 $ 5.7           $ 0.1        $ 0.2             $ -         $ 5.9           $ 0.1
   Agencies not backed by the full faith
     and credit of the U.S. Government1           179.9             1.0            -               -         179.9             1.0
   Obligations of states and
     political subdivisions                        68.6             0.5         52.7             2.2         121.3             2.7
   Debt securities issued by foreign
     governments                                      -               -          7.5             0.1           7.5             0.1
   Corporate securities
      Public                                    1,522.3            17.9        291.5             8.5       1,813.8            26.4
      Private                                     994.2            16.3        184.2             7.8       1,178.4            24.1
   Mortgage-backed securities - U.S.                                                                                             -
     Government-backed                          1,271.5            10.5        225.1             5.8       1,496.6            16.3
   Asset-backed securities                        728.0            15.4        229.3            10.9         957.3            26.3
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities        4,770.2            61.7        990.5            35.3       5,760.7            97.0
Equity securities                                   0.7             0.1            -               -           0.7             0.1
-----------------------------------------------------------------------------------------------------------------------------------
            Total                              $4,770.9          $ 61.8      $ 990.5          $ 35.3      $5,761.4          $ 97.1
===================================================================================================================================
% of gross unrealized losses                                        64%                          36%

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and
    obligations of U.S. Government
     corporations and agencies                  $ 154.4           $ 1.9          $ -             $ -       $ 154.4           $ 1.9
   Obligations of states and
     political subdivisions                       123.4             5.2            -               -         123.4             5.2
   Debt securities issued by foreign
     governments                                   19.9             0.8            -               -          19.9             0.8
   Corporate securities
      Public                                    1,236.7            24.5         31.7             1.7       1,268.4            26.2
      Private                                     832.3            21.4         49.1             3.9         881.4            25.3
   Mortgage-backed securities - U.S.
     Government-backed                            984.9            21.7          5.3             0.1         990.2            21.8
   Asset-backed securities                        787.0            36.2        260.4            25.7       1,047.4            61.9
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities        4,138.6           111.7        346.5            31.4       4,485.1           143.1
Equity securities                                   6.2             0.1          2.0             0.1           8.2             0.2
-----------------------------------------------------------------------------------------------------------------------------------
            Total                             $ 4,144.8         $ 111.8      $ 348.5          $ 31.5     $ 4,493.3         $ 143.3
===================================================================================================================================
% of gross unrealized losses                                      78.0%                        22.0%


---------
1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Proceeds from the sale of securities available-for-sale during 2004, 2003 and 2002 were $2.49 billion, $2.22 billion and $1.53 billion, respectively. During 2004, gross gains of $61.5 million ($104.0 million and $42.0 million in 2003 and 2002, respectively) and gross losses of $8.7 million ($27.6 million and $16.6 million in 2003 and 2002, respectively) were realized on those sales.

The Company had $18.0 million and $27.2 million of real estate investments as of December 31, 2004 and 2003, respectively, that were non-income producing during the preceding twelve months.

Real estate is presented at cost less accumulated depreciation of $20.9 million as of December 31, 2004 ($22.4 million as of December 31, 2003). The carrying value of real estate held for disposal totaled $2.8 million and $10.5 million as of December 31, 2004 and 2003, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $30.0 million as of December 31, 2004 ($46.3 million as of December 31, 2003), for which the related valuation allowance was $7.6 million ($3.9 million as of December 31, 2003). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2004, the average recorded investment in impaired mortgage loans on real estate was $10.0 million ($15.4 million in 2003). Interest income recognized on those loans, which is recognized when received using the cash basis method of income recognition, totaled $1.6 million in 2004 ($3.3 million in 2003).

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)                                                          2004                2003               2002
=========================================================================================================================

Allowance, beginning of period                                    $           29.1    $           43.4   $          42.9
Net additions (reductions) charged (credited) to allowance                     4.2               (14.3)              0.5
-------------------------------------------------------------------------------------------------------------------------
   Allowance, end of period                                       $           33.3    $           29.1   $          43.4
=========================================================================================================================


During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes net realized losses on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)                                                                       2004               2003              2002
===================================================================================================================================
===================================================================================================================================

Realized gains on sales, net of hedging losses:
   Fixed maturity securities available-for-sale                                         $ 57.5            $ 98.5            $ 42.0
   Hedging losses on fixed maturity sales                                                (15.2)            (42.4)            (36.2)
   Equity securities available-for-sale                                                    4.0               5.5                 -
   Real estate                                                                             3.7               4.2              14.0
   Mortgage loans on real estate                                                          10.7               3.0               3.2
   Mortgage loan hedging losses                                                           (4.0)             (2.4)             (1.2)
   Other                                                                                   8.3                 -               0.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total realized gains on sales                                                       65.0              66.4              21.9
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
   Fixed maturity securities available-for-sale                                           (7.8)            (27.2)            (15.7)
   Hedging gains on fixed maturity sales                                                   3.7               9.2              10.7
   Equity securities available-for-sale                                                   (0.9)             (0.4)             (0.9)
   Real estate                                                                            (1.2)             (0.3)             (3.0)
   Mortgage loans on real estate                                                          (6.8)             (5.0)             (3.3)
   Mortgage loan hedging gains                                                             2.2               0.5               0.9
   Other                                                                                  (1.9)             (2.0)             (1.0)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total realized losses on sales                                                     (12.7)            (25.2)            (12.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Other-than-temporary and other investment impairments:

   Fixed maturity securities available-for-sale                                          (79.7)           (159.4)           (111.6)
   Equity securities available-for-sale                                                   (0.6)             (8.0)                -
   Real estate                                                                            (3.2)             (0.8)             (2.4)
   Mortgage loans on real estate, including valuation allowance adjustment                (7.1)             11.7              (6.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total other-than-temporary and other investment impairments                        (90.6)           (156.5)           (120.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Credit default swaps                                                                       0.3              13.3              (6.4)
Periodic net coupon settlements on non-qualifying derivatives                              6.6              15.6               8.9
Other derivatives                                                                         (5.0)              1.2               9.5
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total unrelated parties                                                            (36.4)            (85.2)            (98.7)
Gain on sale of limited partnership - related parties                                        -                 -              23.2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized losses on investments, hedging
           instruments and hedged items                                                $ (36.4)          $ (85.2)          $ (75.5)
===================================================================================================================================
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)                                                                              2004           2003            2002
===================================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                               $1,461.9      $ 1,453.1       $ 1,332.5
   Equity securities                                                                            1.2            1.4             1.9
Mortgage loans on real estate                                                                 577.4          579.7           563.8
Real estate                                                                                    17.9           21.7            26.8
Short-term investments                                                                          8.9            9.3            12.6
Derivatives                                                                                   (94.3)        (107.2)          (85.2)
Other                                                                                          78.4           64.8            31.0
-----------------------------------------------------------------------------------------------------------------------------------
      Gross investment income                                                               2,051.4        2,022.8         1,883.4
Less investment expenses                                                                       50.9           49.7            50.5
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income                                                                $2,000.5      $ 1,973.1       $ 1,832.9
===================================================================================================================================

Fixed maturity securities with an amortized cost of $52.3 million and $7.8 million as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2004 and 2003, the Company had pledged fixed maturity securities with a fair value of $51.4 million and $101.2 million, respectively, as collateral to various derivative counterparties.

As of December 31, 2004 and 2003, the Company had received $874.2 million and $976.6 million, respectively, of cash collateral on securities lending and $415.7 million and $544.5 million, respectively, of cash for derivative collateral. As of December 31, 2004, the Company had received $191.8 million of non-cash collateral on securities lending. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2004 and 2003, the Company had loaned securities with a fair value of $1.04 billion and $958.1 million, respectively. The Company also held $222.5 million and $163.0 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2004 and 2003, respectively.

(8)  DEFERRED POLICY ACQUISITION COSTS

As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

Therefore, in 2002, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Investments - $213.4 million, Retirement Plans
- $7.8 million and Individual Protection - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, resetting the assumption for annual net separate account growth to 8% during the three-year reversion period for all investment products and variable life insurance products, and increasing the future lapses and costs related to GMDB on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(9)  VARIABLE ANNUITY CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; and (3) GMIB.

The GMDB provides a specified minimum return upon death. Many, but not all, of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. The Company offers six primary GMDB types:

     o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums." There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

     o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

     o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary - evaluated monthly; annual - evaluated annually; and five-year - evaluated every fifth year.

     o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

     o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

     o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

     o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

     o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

     o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:


                                         DECEMBER 31, 2004                             December 31, 2003
                                         --------------------------------------------  -------------------------------------------
                                         --------------------------------------------  -------------------------------------------
                                            ACCOUNT      NET AMOUNT     WTD. AVG.         Account      Net amount     Wtd. avg.
(in millions)                                VALUE        AT RISK1     ATTAINED AGE        value        at risk1    attained age
==================================================================================================================================
==================================================================================================================================

GMDB:
   Return of premium                          $ 9,675.4        $ 54.1             59       $ 9,700.4        $ 199.8            56
   Reset                                       17,315.9         153.2             62        17,021.2          569.4            61
   Ratchet                                      9,621.0          42.3             64         7,793.4          140.9            63
   Rollup                                         638.6           9.7             68           647.7           22.2            68
   Combo                                        2,519.9          19.2             67         2,128.7           39.6            67
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Subtotal                                  39,770.8         278.5             62        37,291.4          971.9            61
   Earnings enhancement                           310.1          18.0             60           314.1           10.9            59
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Total - GMDB                             $40,080.9       $ 296.5             62      $ 37,605.5        $ 982.8            61
==================================================================================================================================
==================================================================================================================================

GMAB:
  5 Year                                        $ 460.6         $ 0.1            N/A          $ 79.9          $ 0.1           N/A
  7 Year                                          568.4             -            N/A           125.5            0.4           N/A
  10 Year                                         304.0             -            N/A            43.4            0.1           N/A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Total - GMAB                             $ 1,333.0         $ 0.1            N/A         $ 248.8          $ 0.6           N/A
==================================================================================================================================
==================================================================================================================================

GMIB2:
  Ratchet                                       $ 437.7           $ -            N/A         $ 416.6            $ -           N/A
  Rollup                                        1,188.2             -            N/A         1,131.9              -           N/A
  Combo                                             1.0             -            N/A             1.1              -           N/A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Total - GMIB                            $ 1,626.9           $ -            N/A       $ 1,549.6            $ -           N/A
==================================================================================================================================
==================================================================================================================================

----------

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company's general account for the years indicated:

(in millions)                                                     GMDB             GMAB            GMIB             TOTAL
==============================================================================================================================

Balance as of December 31, 2002                                      $ 13.7              $ -             $ -           $ 13.7
Expense provision                                                      30.0                -               -             30.0
Net claims paid                                                       (21.9)               -               -            (21.9)
Value of new business sold                                                -              4.7               -              4.7
   Change in fair value                                                   -             (0.4)              -             (0.4)
------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                        21.8              4.3               -             26.1
Expense provision                                                      25.0                -             0.8             25.8
Net claims paid                                                       (23.2)               -               -            (23.2)
Value of new business sold                                                -             24.7               -             24.7
Change in fair value                                                      -             (8.4)              -             (8.4)
------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                                      $ 23.6           $ 20.6           $ 0.8           $ 45.0
==============================================================================================================================


The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

                                                                                                      DECEMBER 31,    December 31,
(in millions)                                                                                             2004            2003
====================================================================================================================================

Mutual funds:
   Bond                                                                                                   $ 4,136.8       $ 4,370.7
   Domestic equity                                                                                         27,402.4        24,612.9
   International equity                                                                                     1,831.3         1,508.4
------------------------------------------------------------------------------------------------------------------------------------
      Total mutual funds                                                                                   33,370.5        30,492.0
Money market funds                                                                                          1,313.6         1,620.3
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                              $ 34,684.1      $ 32,112.3
====================================================================================================================================

The Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2004 and December 31, 2003 (except where noted otherwise):

o Data used was based on a combination of historical numbers and future projections involving 50 and 250 stochastically generated economic scenarios as of December 31, 2004 and 2003, respectively

o    Mean gross equity performance - 8.1%

o    Equity volatility - 18.7%

o    Mortality - 100% of Annuity 2000 table

o    Asset fees - equivalent to mutual fund and product loads

o    Discount rate - 8.0%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Lapse rate assumptions vary by duration as shown below:

DURATION (YEARS)                  1         2         3         4         5         6         7         8         9         10+
-----------------------------------------------------------------------------------------------------------------------------------

Minimum                           4.50%     5.50%     6.50%     8.50%    10.50%    10.50%    10.50%    17.50%     17.50%    17.50%
MAXIMUM                           4.50%     8.50%    11.50%    17.50%    22.50%    22.50%    22.50%    22.50%     22.50%    19.50%


GMABs are considered embedded derivatives under SFAS 133, as amended, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

(10) SHORT-TERM DEBT

The following table summarizes short-term debt as of December 31:

(in millions)                                                                                      2004                2003
===================================================================================================================================

$800.0 million commercial paper program                                                                $ 134.7             $ 199.8
$350.0 million securities lending program facility                                                        47.7                   -
$250.0 million securities lending program facility                                                        32.6                   -
-----------------------------------------------------------------------------------------------------------------------------------
Total short-term debt                                                                                  $ 215.0             $ 199.8
===================================================================================================================================



The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and Nationwide Mutual Insurance Company
(NMIC) with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.29 billion and NLIC maintain statutory surplus in excess of $1.56 billion. The Company had no amounts outstanding under this agreement as of December 31, 2004. NLIC also has an $800.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 270 days or less. NLIC is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $134.7 million and $199.8 million in commercial paper outstanding as of December 31, 2004 and 2003, respectively, at a weighted average effective interest rate of 2.14% in 2004 and 1.07% in 2003.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. These loans are collateral for the facility. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $47.7 million outstanding under this agreement as of December 31, 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In addition to the agreement described above, NMIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. These loans are collateral for the facility. Because NLIC has a variable interest in the profits from the securitization of these loans, NLIC consolidates the assets and liabilities associated with these loans and the corresponding borrowings in accordance with FIN 46R. The maximum amount available under the agreement is $250.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NMIC had $32.6 million outstanding under this agreement as of December 31, 2004.

The Company paid interest on short-term debt totaling $3.6 million, $1.3 million and $0.7 million in 2004, 2003 and 2002, respectively, including less than $0.1 million, $0.1 million and $0.5 million to NFS in 2004, 2003 and 2002, respectively.

(11) LONG-TERM DEBT

The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)                                                                                      2004                 2003
====================================================================================================================================

8.15% surplus note, due June 27, 2032                                                                  $ 300.0              $ 300.0
7.50% surplus note, due December 17, 2031                                                                300.0                300.0
6.75% surplus note, due December 23, 2033                                                                100.0                100.0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                                $ 700.0              $ 700.0
====================================================================================================================================

The Company made interest payments to NFS on surplus notes totaling $50.7 million in 2004, $47.1 million in 2003 and $30.1 million in 2002. Payments of interest and principal under the notes require the prior approval of the ODI.

(12) FEDERAL INCOME TAX

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS becomes eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)                                                                                2004                 2003
==============================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 715.5              $ 594.8
   Derivatives                                                                                         -                 11.7
   Other                                                                                           117.0                104.4
------------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax assets                                                                    832.5                710.9
   Less valuation allowance                                                                         (7.0)                (7.0)
------------------------------------------------------------------------------------------------------------------------------
      Deferred tax assets, net of valuation allowance                                              825.5                703.9
------------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       318.2                390.0
   Equity securities and other investments                                                          20.9                 42.7
   Deferred policy acquisition costs                                                               908.1                840.8
   Derivatives                                                                                      31.2                    -
   Other                                                                                           101.9                 88.1
------------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax liabilities                                                             1,380.3              1,361.6
---------------------------------------------------------------------------------------------------------  -------------------
         Net deferred tax liability                                                              $ 554.8              $ 657.7
==============================================================================================================================

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2004, 2003 and 2002.

The Company's current federal income tax liability was $145.3 million and $106.3 million as of December 31, 2004 and 2003, respectively.

The following table summarizes federal income tax expense attributable to income from continuing operations before the cumulative effect of adoption of accounting principles for the years ended December 31:

(in millions)                                                          2004                2003               2002
=========================================================================================================================

Current                                                                   $ 181.5             $ 106.7             $ 63.7
Deferred                                                                    (61.5)              (10.5)             (55.0)
-------------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                $ 120.0              $ 96.2              $ 8.7
=========================================================================================================================


The customary relationship between federal income tax expense and pre-tax income from continuing operations before the cumulative effect of adoption of accounting principles did not exist in 2002. This was because of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see Note 8), which was calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


Total federal income tax expense for the years ended December 31, 2004, 2003 and 2002 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and the cumulative effect of adoption of accounting principles as follows:

                                                               2004                     2003                     2002
                                                           -----------------------  -----------------------  -----------------------
                                                           -----------------------  -----------------------  -----------------------
(in millions)                                                 AMOUNT         %         Amount         %         Amount         %
====================================================================================================================================
====================================================================================================================================

Computed (expected) tax expense                                  $ 187.2     35.0         $ 152.0     35.0          $ 59.3     35.0
Tax exempt interest and dividends                                  (47.2)    (8.8)          (45.7)   (10.5)          (38.9)   (22.9)
  received deduction
Income tax credits                                                  (9.7)    (1.8)          (10.8)    (2.5)          (12.7)    (7.5)
Release of Phase III tax liability                                  (5.1)    (1.0)              -        -               -        -
Other, net                                                          (5.2)    (1.0)            0.7      0.1             1.0      0.5
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total                                                            $ 120.0     22.4          $ 96.2     22.1           $ 8.7      5.1
====================================================================================================================================
====================================================================================================================================

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC has the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004 (see "Release of Phase III tax liability" above). The Jobs Creation Act of 2004 had no other significant impact on the Company's tax position.

Total federal income tax paid was $142.3 million, $176.2 million and $71.0 million during the years ended December 31, 2004, 2003 and 2002, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified for inclusion in the NMIC consolidated federal income tax return.

(13) SHAREHOLDERS' EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

The statutory capital and surplus of NLIC as of December 31, 2004 and 2003 was $2.39 billion and $2.23 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2004, 2003 and 2002 was $317.7 million, $444.4 million and $92.5 million, respectively.

The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. As of January 1, 2005, based on statutory financial results as of and for the year ended December 31, 2004, NLIC could pay dividends totaling $192.7 million without obtaining prior approval. On March 1, 2005, NLIC paid a $25.0 million dividend to NFS.

In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(14) COMPREHENSIVE INCOME

Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder's equity that bypass net income (other comprehensive income or loss). The following table summarizes the Company's other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)                                                                     2004                2003               2002
====================================================================================================================================

Net unrealized (losses) gains on securities available-for-sale arising during the period:
   Gross unrealized (losses) gains                                                  $ (182.0)            $ (16.7)           $ 527.5
   Adjustment to deferred policy acquisition costs                                      99.1                56.9             (205.7)
   Adjustment to future policy benefits and claims                                     (11.0)               22.6             (133.2)
   Related federal income tax benefit (expense)                                         33.3               (22.4)             (66.0)
------------------------------------------------------------------------------------------------------------------------------------
      Net unrealized (losses) gains                                                    (60.6)               40.4              122.6
------------------------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
   Gross unrealized losses                                                              27.5                91.0               86.2
   Related federal income tax benefit                                                   (9.6)              (31.8)             (30.2)
------------------------------------------------------------------------------------------------------------------------------------
      Net reclassification adjustment                                                   17.9                59.2               56.0
------------------------------------------------------------------------------------------------------------------------------------

      Other comprehensive (loss) income on securities available-for-                   (42.7)               99.6              178.6
        sale
------------------------------------------------------------------------------------------------------------------------------------

Accumulated net holding (losses) gains on cash flow hedges:
   Gross unrealized holding (losses) gains                                             (47.4)              (40.9)              16.9
   Related federal income tax benefit (expense)                                         16.6                14.3               (5.9)
------------------------------------------------------------------------------------------------------------------------------------
      Other comprehensive (loss) income on cash flow hedges                            (30.8)              (26.6)              11.0
------------------------------------------------------------------------------------------------------------------------------------

      Total other comprehensive (loss) income                                        $ (73.5)             $ 73.0            $ 189.6
====================================================================================================================================

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(15) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

The Company, together with other affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Most participants are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if it is of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

Pension costs charged to operations by the Company during the years ended December 31, 2004, 2003 and 2002 were $13.7 million, $13.2 million and $10.0 million, respectively. The Company recorded prepaid pension assets of $14.6 million and $7.7 million as of December 31, 2004 and 2003, respectively.

In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than 3% through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

The Company's accrued postretirement benefit expense as of December 31, 2004 and 2003 was $49.3 million and $50.5 million, respectively. The net periodic benefit cost for the Company's postretirement benefit plan as a whole was $1.1 million, $1.1 million and $3.5 million for 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following tables summarizes information regarding the funded status of the Company's pension plan as a whole and the postretirement benefit plan as a whole, both of which are U.S. plans, as of the years ended December 31:

                                                                             PENSION BENEFITS            POSTRETIREMENT BENEFITS
                                                                       -----------------------------  ------------------------------
                                                                       -----------------------------  ------------------------------
(in millions)                                                              2004            2003           2004            2003
====================================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                                    $ 2,457.0      $ 2,236.2        $ 306.8          $ 269.7
Service cost                                                                   121.8          104.0            9.2              9.9
Interest cost                                                                  134.0          131.7           17.5             19.5
Participant contributions                                                          -              -            4.1              4.2
Plan amendment                                                                     -            1.6          (13.3)               -
Actuarial loss (gain)                                                          125.7           85.1          (10.1)            (2.8)
Benefits paid                                                                 (105.4)        (101.6)         (22.3)           (20.4)
Impact of plan merger                                                              -              -              -             26.7
------------------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                                            2,733.1        2,457.0          291.9            306.8
------------------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                               2,242.4        1,965.0          127.5            106.9
Actual return on plan assets                                                   187.3          265.4            6.2             16.5
Employer contributions1                                                        130.0          113.6           20.1             20.3
Participant contributions                                                          -              -            4.1              4.2
Benefits paid1                                                                (105.4)        (101.6)         (22.3)           (20.4)
------------------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                                     2,454.3        2,242.4          135.6            127.5
------------------------------------------------------------------------------------------------------------------------------------

Funded status                                                                 (278.8)        (214.6)        (156.3)          (179.3)
Unrecognized prior service cost                                                 25.8           30.3         (103.0)          (103.3)
Unrecognized net loss                                                          298.2          192.1           48.0             56.9
Unrecognized net asset at transition                                            (1.2)          (2.5)             -                -
------------------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                                           $ 44.0          $ 5.3       $ (211.3)        $ (225.7)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                                             $ 2,271.6      $ 2,020.2            N/A              N/A
====================================================================================================================================

1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

As a result of the 2004 postretirement health plan change, the effect of a 1% increase or decrease in the assumed health care cost trend rate on the accumulated postretirement benefit obligation (APBO) as a whole as of December 31, 2004 is $1.7 million. There is no effect on the service and interest cost for the year because health care cost trend had no material effect on plan liabilities or expense prior to the plan change at the end of 2004. Prior to 2004, the postretirement health plan costs approximated the employer dollar caps, and the health care cost trend had an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a 1% increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the net periodic benefit cost for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3% per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy, and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

The plan sponsor and all participating employers, including the Company, expect to contribute $125.0 million to the pension plan and $18.0 million to the postretirement benefit plan in 2005.

The following table summarizes benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

                                                                                           PENSION           POSTRETIREMENT
(in millions)                                                                              BENEFITS             BENEFITS
------------------------------------------------------------------------------------------------------------------------------

2005                                                                                             $ 110.2               $ 23.7
2006                                                                                               112.0                 20.6
2007                                                                                               114.4                 20.1
2008                                                                                               117.6                 19.6
2009                                                                                               125.1                 19.1
2010-2014                                                                                          761.5                107.7
------------------------------------------------------------------------------------------------------------------------------

The following table summarizes the weighted average assumptions used to calculate the benefit obligations and funded status of the Company's pension plan as a whole and the postretirement benefit plan as a whole as of the December 31 measurement date for all plans:

                                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                                        ----------------------------  -----------------------------
                                                                        ----------------------------  -----------------------------
                                                                            2004           2003           2004           2003
===================================================================================================================================
===================================================================================================================================

Discount rate                                                                  5.00%          5.50%          5.70%           6.10%
Rate of increase in future compensation levels                                 3.50%          4.00%              -               -
Assumed health care cost trend rate:
Initial rate                                                                       -              -           10%1         11.00%1
Ultimate rate                                                                      -              -          5.2%1          5.20%1
Declining period                                                                   -              -       10 YEARS        11 Years
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

------------

1 The 2004 initial rate was 11.0% for participants over age 65, with an ultimate rate of 5.7%, and the 2003 initial rate was 12.0% for participants over age 65, with an ultimate rate of 5.6%.

The pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified U.S. investment grade bonds, diversified high-yield U.S. securities, international fixed income, emerging markets and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the asset allocation for the Company's pension plan as a whole at the end of 2004 and 2003 and the target allocation for 2005, by asset category:

                                                                                 TARGET
                                                                         ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
                                                                                                              AT END OF
                                                                        -------------------------  -------------------------------
                                                                        -------------------------  -------------------------------
Asset Category                                                                    2005                  2004            2003
==================================================================================================================================
==================================================================================================================================

Equity securities                                                               40 - 65%                      48%             45%
Debt securities                                                                 25 - 50%                      52%             55%
Real estate                                                                      0 - 10%                        -               -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                           -                         100%            100%
==================================================================================================================================
==================================================================================================================================

The postretirement benefit plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan investments for retiree life insurance benefits generally include a retiree life insurance contract issued by NLIC. For retiree medical liabilities, plan investments include both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified U.S. equities. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

The following table summarizes the asset allocation for the Company's postretirement benefit plan as a whole at the end of 2004 and 2003 and the target allocation for 2005, by asset category:

                                                                               TARGET
                                                                       ALLOCATION PERCENTAGE         PERCENTAGE OF PLAN ASSETS
                                                                                                              AT END OF
                                                                     ---------------------------  ---------------------------------
                                                                     ---------------------------  ---------------------------------
Asset Category                                                                  2005                   2004              2003
===================================================================================================================================
===================================================================================================================================

Equity securities                                                             50 - 80%                        60%              59%
Debt securities                                                               20 - 50%                        35%              35%
Other                                                                          0 - 10%                         5%               6%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                         -                           100%             100%
===================================================================================================================================
===================================================================================================================================

The following table summarizes the components of net periodic benefit cost for the Company's pension plan as a whole for the years ended December 31:

(in millions)                                                                               2004           2003           2002
===================================================================================================================================

Service cost                                                                                 $ 121.8        $ 104.0        $ 103.3
Interest cost                                                                                  134.0          131.7          135.6
Expected return on plan assets                                                                (167.7)        (156.7)        (178.6)
Recognized net actuarial loss                                                                      -            0.1              -
Amortization of prior service cost                                                               4.5            4.5            4.4
Amortization of unrecognized transition asset                                                   (1.3)          (1.3)          (1.3)
-----------------------------------------------------------------------------------------------------------------------------------
   Net periodic benefit cost                                                                  $ 91.3         $ 82.3         $ 63.4
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the weighted average assumptions used to calculate the Company's net periodic pension cost, set at the beginning of each year, for the pension plan as a whole:

                                                                                            2004           2003           2002
===================================================================================================================================

Discount rate                                                                              5.50%          6.00%          6.50%
Rate of increase in future compensation levels                                             4.00%          4.50%          4.75%
Expected long-term rate of return on plan assets                                           7.25%          7.75%          8.25%
-----------------------------------------------------------------------------------------------------------------------------------


The Company employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run, called a risk premium. Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

The following table summarizes the components of net periodic benefit cost for the Company's postretirement benefit plan as a whole for the years ended December 31:

(in millions)                                                                         2004           2003           2002
=============================================================================================================================

Service cost                                                                             $ 9.2          $ 9.9         $ 13.2
Interest cost                                                                             17.5           19.5           22.5
Expected return on plan assets                                                            (8.9)          (8.0)          (9.2)
Recognized net actuarial loss                                                                -              -            0.6
Net amortization and deferral                                                            (12.1)          (9.9)          (0.5)
-----------------------------------------------------------------------------------------------------------------------------
   Net periodic benefit cost                                                             $ 5.7         $ 11.5         $ 26.6
=============================================================================================================================

The following table summarizes the weighted average assumptions used to calculate the Company's net periodic benefit cost, set at the beginning of each year, for the postretirement benefit plan as a whole:

                                                                                      2004           2003           2002
=============================================================================================================================

Discount rate                                                                            6.10%          6.60%          7.25%
Expected long-term rate of return on plan assets                                         7.00%          7.50%          7.75%
Assumed health care cost trend rate:
   Initial rate                                                                           11%1         11.3%1         11.00%
   Ultimate rate                                                                         5.2%1          5.7%1          5.50%
   Declining period                                                                   11 YEARS       11 Years        4 Years
-----------------------------------------------------------------------------------------------------------------------------

----------

1 The 2004 initial rate was 11.0% for participants over 65, with an ultimate rate of 5.7%, and the 2003 initial rate was 12.0% for participants over age 65, with an ultimate rate of 5.6%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.8 million, $5.5 million and $5.7 million for 2004, 2003 and 2002, respectively, including $0.5 million related to discontinued operations for 2002.

(16) RELATED PARTY TRANSACTIONS

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations. The nature of the transactions and agreements include annuity and life insurance contracts, reinsurance agreements, cost sharing agreements, administration services agreements, marketing agreements, office space leases, intercompany repurchase agreements and cash management services agreements. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC
(NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2004, 2003 and 2002, the Company made payments to NMIC and NSC totaling $194.6 million, $170.4 million and $135.6 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.75 billion and $5.22 billion as of December 31, 2004 and 2003, respectively. Total revenues from these contracts were $136.5 million, $138.9 million and $143.3 million for the years ended December 31, 2004, 2003 and 2002, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107.9 million, $111.8 million and $114.8 million for the years ended December 31, 2004, 2003 and 2002, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company's customers as investment options in certain of the Company's products. As of December 31, 2004 and 2003, customer allocations to GGI funds totaled $14.06 billion and $12.80 billion, respectively. For the years ended December 31, 2004 and 2003, GGI paid the Company $44.5 million and $38.6 million, respectively, for the distribution and servicing of these funds.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2004, 2003 and 2002 were $335.6 million, $286.7 million and $325.0 million, respectively, while benefits, claims and expenses ceded were $336.0 million, $247.5 million and $328.4 million, respectively.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $23.2 million, $24.8 million and $24.9 million for the years ended December 31, 2004, 2003 and 2002, respectively.

The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2004, 2003 and 2002, the Company made lease payments to NMIC and its subsidiaries of $18.4 million, $17.5 million and $20.2 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2004 and 2003, the Company had no borrowings from affiliated entities under such agreements. During 2004, 2003 and 2002, the most the Company had outstanding at any given time was $227.7 million, $126.0 million and $224.9 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements were immaterial. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $498.4 million and $688.7 million as of December 31, 2004 and 2003, respectively, and are included in short-term investments on the consolidated balance sheets. For each of the years in the three-year period ending December 31, 2004, the Company paid NCMC fees and totaling less than $0.1 million under this agreement.

The Company purchased fixed maturity securities available-for-sale from NFN totaling $829.9 million during the year ended December 31, 2004. NFN recorded gross realized gains of $23.4 million on these transactions.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2004, 2003 and 2002 were $63.1 million, $62.0 million and $50.3 million, respectively.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 12. Beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to NMIC were $37.4 million, $2.4 million and $71.0 million in the years ended December 31, 2004, 2003 and 2002, respectively. Payments made in 2004 and 2003 relate to tax years prior to deconsolidation.

In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

In the first quarter of 2003, NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

On March 1, 2005, NLIC paid a $25.0 million dividend to NFS. In 2004 and 2003, NLIC paid dividends to NFS totaling $125.0 million and $60.0 million, respectively. During 2003, NLIC returned capital totaling $100.0 million to NFS.

In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI. Therefore, the results of operations of NSI have been reflected as discontinued operations for all periods presented. This was a related party transaction and thus was recorded at the $10.0 million carrying value of the underlying components of the transaction rather than at fair value. This amount represents a non-cash transaction that is not reflected in the consolidated statement of cash flows.

In December 2001, NLIC issued to NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued to NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued to NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $50.7 million, $47.1 million and $30.1 million in 2004, 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million, $0.1 million and $0.5 million in 2004, 2003 and 2002, respectively. As of December 31, 2004, there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(17) CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies and state attorneys general for information relating to investigations into these compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, NFS' ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of the Company's litigation matters.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, NLIC filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted NLIC's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and NLIC intends to defend it vigorously.

On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. The Company intends to defend this lawsuit vigorously

On October 31, 2003, NLIC was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or Nationwide Life and Annuity Insurance Company (NLAIC) which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted NLIC's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC intends to defend this lawsuit vigorously.

On May 1, 2003, NLIC was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. The plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. The plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. NLIC's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. The time for further appeal by the plaintiff has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

On August 15, 2001, the Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al
v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that the Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by the Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On July 6, 2004, the Company filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. The Company intends to defend this lawsuit vigorously.

(18) SECURITIZATION TRANSACTIONS

The Company has sold $469.3 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 4.60% to 5.25% over periods ending between 2002 and 2021 and as of December 31, 2004 held guarantee reserves totaling $4.7 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.27 billion. The Company does not anticipate making any payments related to the guarantees.

At the time of the sales, $5.1 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly, and the collateral is released when stabilized. During 2004 and 2003, $0.1 million and $3.1 million of stabilization collateral had been released into income, respectively.

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) VARIABLE INTEREST ENTITIES

As of December 31, 2004, the Company had relationships with 14 VIEs where the Company was the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Tax Credit Funds to third party investors where the Company provides guaranteed returns (see Note 18). Effective January 1, 2004, the Company began applying the provisions of FIN 46R to these entities. FIN 46R did not require the restatement of any prior periods. As such, for periods subsequent to December 31, 2003, the results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities and related income in the accompanying consolidated financial statements.

The net assets of these VIEs totaled $366.4 million as of December 31, 2004. The most significant components of net assets were $32.1 million of mortgage loans on real estate, $401.2 million of other long-term investments, $35.6 million of other assets, $32.6 million of short-term debt, and $116.3 million of other liabilities. The total exposure to loss on these VIEs where the Company is the primary beneficiary was less than $0.1 million as of December 31, 2004. For the mortgage loan VIE, to which the short-term debt relates, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in a number of Tax Credit Funds where the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 8 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $36.3 million as of December 31, 2004.

(20) SEGMENT INFORMATION

Management of the Company views its business primarily based on the underlying products, and this is the basis used for defining its reportable segments. During the second quarter of 2004, the Company reorganized its segment reporting structure and now reports four segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other. The Company has reclassified segment results for all prior periods presented to be consistent with the new reporting structure. The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes and the cumulative effect of adoption of accounting principles, if any, to exclude net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives and realized gains and losses related to securitizations, if any.

The Individual Investments segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products, income products, and advisory services program revenues and expenses. This segment differs from the former Individual Annuity segment due to the addition of the advisory services program results. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

The Retirement Plans segment is comprised of the Company's private- and public-sector retirement plans business. This segment differs from the former Institutional Products segment because it no longer includes the results of the structured products and MTN businesses. The private sector includes IRC Section 401(k) business and the public sector includes IRC Section 457 and Section 401(a) business, both in the form of fixed and variable annuities.

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products, traditional life insurance products and universal life insurance. This segment is unchanged from the former Life Insurance segment. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

The Corporate and Other segment includes certain structured products business, the MTN program, net investment income not allocated to product segments, periodic net coupon settlements on non-qualifying derivatives, unallocated expenses, interest expense on debt, revenue and expenses of the Company's non-insurance subsidiaries not reported in other segments, and realized gains and losses related to securitizations. This segment differs from the former Corporate segment as it now includes results from the structured products and MTN businesses, but no longer includes results from the advisory services program.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the Company's business segment operating results for the years ended December:

                                                        INDIVIDUAL      RETIREMENT       INDIVIDUAL
(in millions)                                          INVESTMENTS         PLANS         PROTECTION
========================================================================================================
2004
REVENUES:
   Net investment income                                     $ 824.8         $ 627.9          $ 327.2
   Other operating revenue                                     591.7           157.0            547.5
   Net realized losses on investments, hedging
     instruments and hedged items1                                 -               -                -
--------------------------------------------------------------------------------------------------------
      Total revenues                                         1,416.5           784.9            874.7
--------------------------------------------------------------------------------------------------------

Benefits and expenses:
   Interest credited to policyholder account values            573.5           435.5            181.5
   Amortization of DAC                                         276.1            39.6             94.4

   Interest expense on debt                                        -               -                -
   Other benefits and expenses                                 346.9           184.5            428.2
--------------------------------------------------------------------------------------------------------
      Total benefits and expenses                            1,196.5           659.6            704.1
--------------------------------------------------------------------------------------------------------

Income from continuing operations before
  federal income tax expense                                   220.0           125.3            170.6
Net realized losses on investments, hedging
  instruments and hedged items1                                    -               -                -
--------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings                             $ 220.0         $ 125.3          $ 170.6
========================================================================================================

--------------------------------------------------------------------------------------------------------
Assets as of period end                                $  52,642.5      $  29,668.7      $  12,932.4
========================================================================================================

2003
REVENUES:
   Net investment income                                     $ 807.9         $ 640.2          $ 324.3
   Other operating revenue                                     517.7           150.0            536.2
   Net realized losses on investments, hedging
     instruments and hedged items1                                 -               -                -
--------------------------------------------------------------------------------------------------------
      Total revenues                                         1,325.6           790.2            860.5
--------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
   Interest credited to policyholder account values            602.5           443.2            185.6
   Amortization of DAC                                         228.4            45.6            101.9
   Interest expense on debt                                        -               -                -
   Other benefits and expenses                                 328.4           178.9            423.0
--------------------------------------------------------------------------------------------------------
      Total benefits and expenses                            1,159.3           667.7            710.5
--------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
  federal income tax expense                                   166.3           122.5            150.0
Net realized losses on investments, hedging
  instruments and hedged items1                                    -               -                -
--------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings                             $ 166.3         $ 122.5          $ 150.0
========================================================================================================

--------------------------------------------------------------------------------------------------------
Assets as of period end                                $     49,419.2   $     29,226.9   $     11,286.6
========================================================================================================

 CORPORATE
 AND OTHER                TOTAL
=================================

        $ 220.6        $ 2,000.5
           15.8          1,312.0

          (43.0)           (43.0)
---------------------------------
          193.4          3,269.5
---------------------------------

           86.7          1,277.2
              -            410.1
           59.3             59.3
           28.3            987.9
---------------------------------
          174.3          2,734.5
---------------------------------

           19.1            535.0
                  ===============

           43.0
------------------
 $         62.1
==================

---------------------------------
 $  10,714.3       $105,957.9
=================================

        $ 200.7        $ 1,973.1
           28.4          1,232.3

         (100.8)          (100.8)
---------------------------------
          128.3          3,104.6
---------------------------------

           77.9          1,309.2
              -            375.9
           48.4             48.4
            6.4            936.7
---------------------------------
          132.7          2,670.2
---------------------------------

           (4.4)         $ 434.4
                  ===============

          100.8
------------------
$          96.4
==================

---------------------------------
 $     10,695.0      $ 100,627.7
=================================

1    Excluding periodic net coupon settlements on non-qualifying derivatives.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

                                                       INDIVIDUAL       RETIREMENT      INDIVIDUAL        CORPORATE
(in millions)                                         INVESTMENTS         PLANS         PROTECTION        AND OTHER         TOTAL
====================================================================================================================================
====================================================================================================================================
2002
REVENUES:
   Net investment income                                   $ 668.5        $ 648.5         $ 328.6          $ 187.3        $ 1,832.9
   Other operating revenue                                   526.2          169.8           537.7             17.6          1,251.3
   Net realized losses on investments, hedging
     instruments and hedged items1                               -              -               -            (84.4)           (84.4)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total revenues                                       1,194.7          818.3           866.3            120.5          2,999.8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
   Interest credited to policyholder account values          505.9          460.7           186.4             91.4          1,244.4
   Amortization of DAC                                       528.2           53.7            88.2                -            670.1
   Interest expense on debt                                      -              -               -             36.0             36.0
   Other benefits and expenses                               285.6          167.8           420.2              6.2            879.8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total benefits and expenses                          1,319.7          682.2           694.8            133.6          2,830.3
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
  federal income tax expense                                (125.0)         136.1           171.5            (13.1)         $ 169.5
                                                                                                                     ===============
                                                                                                                     ===============
Net realized losses on investments, hedging
  instruments and hedged items1                                  -              -               -             84.4
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings (loss)                   $ (125.0)       $ 136.1         $ 171.5           $ 71.3
=====================================================================================================================
=====================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                 $ 40,994.0     $ 26,182.4       $ 9,704.2        $ 9,142.0       $ 86,022.6
====================================================================================================================================
====================================================================================================================================


----------

1    Excluding periodic net coupon settlements on non-qualifying derivatives.

         PART C. OTHER INFORMATION

         Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

                      (a)  Financial Statements:

                           Nationwide Variable Account-9:


                               Report of Independent Registered Public
                               Accounting Firm.

                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2004.

                               Statements of Operations for the year ended
                               December 31, 2004.

                               Statements of Changes in Contract Owners' Equity for the years ended December 31, 2004 and 2003.


                               Notes to Financial Statements.

                           Nationwide Life Insurance Company and subsidiaries:


                               Report of Independent Registered Public
                               Accounting Firm.

                               Consolidated Balance Sheets as of December 31, 2004 and 2003.

                               Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002.

                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 2004, 2003 and 2002.

                               Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002.

                               Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

                         (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

                         (2)   Not Applicable
                         (3) Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

                               Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter - Filed Previously with Registration Statement (333-28995) and hereby incorporated by reference.

                               Underwriting or Distribution of contracts between the Depositor and Waddell & Reed, Inc. - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

                         (4) The form of the variable annuity contract - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

                         (5) Variable Annuity Application - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

                         (6) Articles of Incorporation of Depositor - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

                         (7) Contract of reinsurance in connection with the variable annuity contracts offered - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

                               Contract of reinsurance in connection with the variable annuity contracts offered in conjunction with the National Education Association - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

                         (8)   Not Applicable

                         (9) Opinion of Counsel - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

                         (10)  Not Applicable

                         (11)  Not Applicable

                         (12)  Not Applicable

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


         Arden L. Shisler, Chairman of the Board
         W.G. Jurgensen, Director and Chief Executive Officer
         Mark R. Thresher, President and Chief Operating Officer
         Patricia R. Hatler, Executive Vice President and Chief Legal and
            Governance Officer
         Terri L. Hill, Executive Vice President-Chief Administrative Officer Michael C. Keller, Executive Vice President-Chief Information Officer Kathleen D. Ricord, Executive Vice President-Chief Marketing Officer
         W. Kim Austen, Senior Vice President-Property and Casualty Commercial/Farm Product Pricing
         J. Stephen Baine, Senior Vice President-Corporate Strategy
         James R. Burke, Senior Vice President-P/C Strategic Planning and
            Operations
         David A. Diamond, Senior Vice President
         Thomas W. Dietrich, Senior Vice President-Division General Counsel Dennis P. Drent, Senior Vice President-Internal Audits
         Peter A. Golato, Senior Vice President-Individual Protection Business
            Head
         J. Lynn Greenstein, Senior Vice President-Property and Casualty Personal Lines Product Pricing
         Kelly A. Hamilton, Senior Vice President-PC Finance
         David K. Hollingsworth, Senior Vice President-PCIO Brokerage
            Operations & Sponsor Relations
         David R. Jahn, Senior Vice President-Property and Casualty Claims Richard A. Karas, Senior Vice President-Non-Affiliated Sales
         M. Eileen Kennedy, Senior Vice President-Chief Financial Officer
         Gale V. King, Senior Vice President-Property and Casualty Human
            Resources
         Srinivas Koushik, Senior Vice President-Chief Technology Officer Gregory S. Lashutka, Senior Vice President-Corporate Relations Katherine A. Mabe, Senior Vice President-Marketing, Strategy and Urban
            Operations
         Duane C. Meek, Senior Vice President-Group Business Head
         Keith I. Millner, Senior Vice President-In Retirement Business Head Brian W. Nocco, Senior Vice President and Treasurer
         R. Dennis Noice, Senior Vice President-NF Systems
         Mark D. Phelan, Senior Vice President-Individual Investments Business
            Head
         Steven P. Rothman, Senior Vice President-IT Strategy and Solutions
            Delivery
         Gary I. Siroko, Senior Vice President-CIO Strategic Investments
         John S. Skubik, Senior Vice President-Consumer Finance
         Gail G. Snyder, Senior Vice President-Enterprise Portfolio & Strategy
            Management
         Mark D. Torkos, Senior Vice President-Property and Casualty Systems Thomas E. Barnes, Vice President-Assistant to the CEO and Secretary Joseph A. Alutto, Director
         James G. Brocksmith, Jr., Director
         Keith W. Eckel, Director
         Lydia M. Marshall, Director
         Donald L. McWhorter, Director
         Martha James Miller de Lombera, Director
         David O. Miller, Director
         James F. Patterson, Director
         Gerald D. Prothro, Director
         Alex Shumate, Director

         The business address of the Directors and Officers of the Depositor is:
         One Nationwide Plaza, Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

               * Subsidiaries for which separate financial statements are filed

               ** Subsidiaries included in the respective consolidated financial statements

               *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

               **** Other subsidiaries


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                           The company was formerly registered as an investment
                                                                               advisor and is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                           The company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company*      Pennsylvania                           The company is registered as a broker-dealer and
                                                                               investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                          The company was established to grant proper licensing
  Massachusetts, Inc.                                                          to Provident Mutual Life Insurance Company (n.k.a.
                                                                               Nationwide Life Insurance Company of America)
                                                                               affiliates in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                  The company was established to grant proper licensing
                                                                               to former Provident Mutual Life Insurance Company
                                                                               (n.k.a. Nationwide Life Insurance Company of America)
                                                                               affiliates in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                  The company is an investment advisor registered with
                                                                               the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.*     Texas                                  The company is a broker-dealer registered with the
                                                                               National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance, Ltd.                Turks & Caicos                         The company is in the business of reinsurance of
                                        Islands                                mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                   The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                   The company provides general printing services to its
                                                                               affiliated companies as well as to unaffiliated
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                   The  company acts as a general agent and surplus
                                                                               lines broker for property and casualty insurance
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                   The company is a property and casualty insurance
                                                                               holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                   The company engages in the direct marketing of
  Company                                                                      property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                   The company underwrites general property and casualty
  Insurance Company                                                            insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                  The company acts as a managing general agent to place
                                                                               personal and commercial automobile insurance with
                                                                               Colonial County Mutual Insurance Company for the
                                                                               independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                   The company engages in promoting, extending, and
                                                                               strengthening cooperative insurance organizations
                                                                               throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                   The company underwrites general property and
                                                                               casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                The company is an underwriting manager for ocean
                                                                               cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings plc*        England and Wales                      The company is a holding company of a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                         The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Pro Holding, Inc.             Delaware                               The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Professional Advisors, Inc.   Delaware                               The company provides training and financial support
                                                                               for certain financial services firms.  The company
                                                                               also provides financial services support through a
                                                                               broker-dealer subsidiary, an investment advisor
                                                                               subsidiary and an insurance agency subsidiary.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Advisory Services, Inc.       Delaware                               The company is an investment advisor that is
                                                                               registered in the State of Minnesota.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Brokerage Services, Inc.*     Delaware                               The company is a registered broker-dealer that
                                                                               conducts a general securities business.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Insurance Agency Services,    Delaware                               The company is a licensed insurance agency that sells
  Inc.                                                                         and services insurance products for financial
                                                                               services firms that have contractual agreements with
                                                                               its parent company, Capital Professional Advisors,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                  The company underwrites non-standard automobile and
  Company*                                                                     motorcycle insurance and other various commercial
                                                                               liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                               The company is an insurance agency that sells and
                                                                               services commercial insurance.  The company also
                                                                               provides loss control and compliance consulting
                                                                               services and audit, compilation, and tax preparation
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                               The purpose of the company is to create a captive
                                                                               distribution network through which affiliates can
                                                                               sell multi-manager investment products, insurance
                                                                               products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                   The company is an Ohio-based multi-line insurance
  (f.k.a. CalFarm Insurance Company)                                           corporation that is authorized to write personal,
                                                                               automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited*            England and Wales                      The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                   The company underwrites general property and casualty
                                                                               insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                             The purpose of the company is to sell property and
                                                                               casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                  The purpose of the company is to sell property and
  LLC                                                                          casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                             This company places pet insurance business not
                                                                               written by Veterinary Pet Insurance Company outside
                                                                               of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Financial S.A (f.k.a.      Luxembourg                             The purpose of this company is to carry out, on its
  Dancia Life S.A.)*                                                           own behalf or on behalf of third parties, any
                                                                               insurance business, including coinsurance and
                                                                               reinsurance, relating to human life, whether
                                                                               undertaken in Luxembourg or abroad, all real estate
                                                                               business and all business relating to movable assets,
                                                                               all financial business and other business related
                                                                               directly to the company's objectives that would
                                                                               promote or facilitate the realization of the
                                                                               company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life SA (f.k.a.            Luxembourg                             The company writes life insurance including
  CLARIENT Life Insurance SA)*                                                 coinsurance and reinsurance.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                   The company is an insurance agency that places
                                                                               business not written by Farmland Mutual Insurance
                                                                               Company and its affiliates with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                      The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                      insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                   The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                         insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                  The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                        insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Settlement Services         Ohio                                   The company is an insurance agency in the business of
  Agency, Inc.                                                                 selling structured settlement products.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Gardiner Point Hospitality LLC        Ohio                                   The company holds the assets of a hotel in
                                                                               foreclosure.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                      The company is engaged as a general partner in a
                                                                               limited partnership formed to invest in unlisted
                                                                               securities.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                      The company is dormant within the meaning of Section
                                                                               249AA of the Companies Act 1985 of the United
                                                                               Kingdom.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management           England and Wales                      The company is engaged in investment management and
  Limited*                                                                     advisory services to business, institutional and
                                                                               private investors.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                               The company is a limited purpose broker-dealer.
  Inc.*
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                               The company acquires and holds interests in
  LLC                                                                          registered investment advisors and provides
                                                                               investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                        The company is engaged in investment administration
  International Limited*                Islands                                and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited*       England and Wales                      The company is engaged in authorized unit trust
                                                                               management and OEIC management.  It is also the
                                                                               authorized Corporate Director of the Gartmore OEIC
                                                                               Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                               The company operates as a holding company.
  Management,Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                               The company acts as a holding company for the
  Trust*                                                                       Gartmore group of companies and as a registered
                                                                               investment advisor for registered investment
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.*    Delaware                               The company acts as a holding company and provides
                                                                               other business services for the Gartmore group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners*             Delaware                               The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                               The company acts as a holding company for
                                                                               subsidiaries in the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited*               England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts, and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery         England and Wales                      The company is a general partner in two limited
  Fund (G.P.) Limited                                                          partnerships formed to invest in unlisted securities.
                                                                               The company is currently in members' voluntary
                                                                               dissolution.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited*          England and Wales                      The company is engaged in investment management and
                                                                               advisory services to pension funds, unit trusts and
                                                                               other collective investment schemes, investment
                                                                               trusts and portfolios for corporate or other
                                                                               institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc*   England and Wales                      The company is an investment holding company and
                                                                               provides services to other companies within the
                                                                               Gartmore group of companies in the United Kingdom.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                The company is engaged in marketing support for
  GmbH                                                                         subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England and Wales                      The company is engaged in investment holding for
  Limited*                                                                     subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                   The company provides transfer and dividend disbursing
                                                                               agent services to various mutual fund entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited*               Japan                                  The company is the renamed survivor entity of the
                                                                               merger of Gartmore Investment Management Japan
                                                                               Limited and Gartmore NC Investment Trust Management
                                                                               Company Ltd.  The company is engaged in the business
                                                                               of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Limited*   Jersey, Channel                        The company serves as the manager of four AIB Govett
                                        Islands                                Jersey funds: AIB Grofunds Currency Funds Limited,
                                                                               Govett Securities & Investments Limited, Govett
                                                                               Singapore Growth Fund Limited and Govett Safeguard
                                                                               Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                 The company brokers or places book-value maintenance
                                                                               agreements (wrap contracts) and guaranteed investment
                                                                               contracts for collective investment trusts and
                                                                               accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                 The company is an investment advisor and stable value
  Inc.                                                                         money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                 The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                      The company acts as a nominee.  The company is
                                                                               dormant within the meaning of Section 249AA of the
                                                                               Companies Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees, Ltd.       England and Wales                      Until April 1999, the company acted as a trustee of
                                                                               the Gartmore Pension Fund established by Gartmore
                                                                               Investment Management plc.  Gartmore Pension Fund
                                                                               merged with the National Westminster Bank Pension
                                                                               Fund on April 1, 1999.  As a result, all assets and
                                                                               liabilities of the Gartmore Pension Fund were
                                                                               transferred to the National Westminster Bank Fund. On
                                                                               November 22, 2000, the company changed its name from
                                                                               "Gartmore Pension Fund Trustees Limited" to "Gartmore
                                                                               Pension Trust Limited."  On November 30, 2000, the
                                                                               company became the trustee of the Gartmore Pension
                                                                               Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC*              Delaware                               The company provides customized solutions in the form
                                                                               of expert advice and investment management services
                                                                               to a limited number of institutional investors
                                                                               through construction of hedge fund and alternative
                                                                               asset portfolios and their integration into the
                                                                               entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview II, LLC            Delaware                               The company is a holding company for Gartmore
                                                                               Riverview, LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview Polyphony Fund     Delaware                               The company invests in limited partnerships and other
  LLC*                                                                         entities and retains managers to invest, reinvest and
                                                                               trade in securities and other financial instruments.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited*          England and Wales                      The company is engaged in investment holding and
                                                                               is a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts, LLC       Delaware                               The company acts as an investment advisor registered
                                                                               with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                 The company is an Oregon state bank with trust power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited*                England and Wales                      The company is a joint partner in Gartmore Global
                                                                               Partners.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company*            Ohio                                   The company provides services to employers for
                                                                               managing workers' compensation matters and employee
                                                                               benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                 The company provides self-insurance administration,
  Nevada                                                                       claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                               The company provides workers' compensation and
  York, Inc.                                                                   self-insured claims administration services to
                                                                               employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus Inc.        Ohio                                   The company provides medical management and cost
                                                                               containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                               The company is a passive investment holder in
                                                                               Newhouse Special Situations Fund I, LLC for the
                                                                               purpose of allocation of earnings to Gartmore
                                                                               management team as it relates to the ownership and
                                                                               management of Newhouse Special Situations Fund I,
                                                                               LLC.
------------------------------------------------------------------------------------------------------------------------------------
  GIL Nominees Limited                  England and Wales                      The company acts as a nominee. The company is dormant
                                                                               within the meaning of Section 249AA of the Companies
                                                                               Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                               This company holds insurance licenses in numerous
                                                                               states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                   The company is an insurance agency and provides
                                                                               commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Life REO Holdings, LLC                Ohio                                   The company serves as a holding company for
                                                                               foreclosure entities.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                  The company acts as general agent to market
                                                                               non-standard automobile and motorcycle insurance for
                                                                               Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                          The company provides third-party administration
                                                                               services for workers' compensation, automobile
                                                                               injury and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                              The company underwrites various property and
                                                                               casualty coverage, as well as individual and group
                                                                               accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                This is a limited liability company organized for
  America, Ltd.                                                                profit under the Companies Act of 1948 of England for
                                                                               the purpose of carrying on the business of insurance,
                                                                               reinsurance, indemnity, and guarantee of various
                                                                               kinds.  This company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                   The company administers deferred compensation plans
  Inc.*                                                                        for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                   The company makes residential mortgage loans.
  Company*
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                 The company is a shell insurer with no active
  Company of America                                                           policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                   The company invests in multi-family housing projects
  LLC                                                                          throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC*                Ohio                                   The purpose of the company is to develop Nationwide
                                                                               Arena and to engage in related development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                      The company is a holding company for a group engaged
  Holdings, Limited*                                                           in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                              The company underwrites non-standard automobile and
                                                                               motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Atlantic Insurance         Ohio                                   The company writes personal lines residential
  Company                                                                      property  insurance in the State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                   This company is a holding company that funds/owns
                                                                               commercial mortgage loans on an interim basis, hedges
                                                                               the loans during the ownership period, and then sells
                                                                               the loans as part of a securitization to generate
                                                                               profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                   The company buys and sells investment securities of
  Company*                                                                     a short-term nature as agent for other corporations,
                                                                               foundations, and insurance company separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                   The company holds investments in low-income housing
  Corporation, LLC                                                             funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                   The company acts primarily as a holding company
                                                                               for entities affiliated with Nationwide Mutual
                                                                               Insurance Company and Nationwide Mutual Fire
                                                                               Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                   The company is currently inactive.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                   The company acts as an administrator of structured
  Company                                                                      settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                               The company is an insurance agency.
  Distributors Agency, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                             The company is an insurance agency.
  Distributors Agency, Inc. of New
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                          The company is an insurance agency.
  Distributors Insurance Agency, Inc.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                The company is a long-term insurer that issues
  (Bermuda) Ltd.*                                                              variable annuity and variable life products
                                                                               to persons outside of the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust                                                                securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust II                                                             securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services,        Delaware                               The company acts primarily as a holding company for
  Inc.*                                                                        companies within the Nationwide organization that
                                                                               offer or distribute long-term savings and retirement
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                 The company provides distribution services for its
                                                                               affiliate Nationwide Towarzystwo Ubezpieczen na Zycie
                                                                               S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                   The company captures and reports the results of the
  Products, LLC                                                                structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation*                Ohio                                   The company contributes to non-profit activities and
                                                                               projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance          Ohio                                   The company transacts a general insurance business,
  Company                                                                      except life insurance, and primarily provides
                                                                               automobile and fire insurance to select customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                   The company acts as a support company for Nationwide
                                                                               Global Holdings, Inc. in its international
                                                                               capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                             This company issues shares of mutual funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.*     Ohio                                   The company is a holding company for the
                                                                               international operations of Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                 The company acts as a holding company for
  Brasil Participacoes, Ltda.                                                  subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Services EIG        Luxembourg                             The company provides shared services to PanEuroLife,
                                                                               Europewide Life SA, Europewide Financial S.A. (f.k.a.
                                                                               Dancia Life S.A.) and Nationwide Global Holdings,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity Company*         Ohio                                   The company is involved in the reinsurance business
                                                                               by assuming business from Nationwide Mutual Insurance
                                                                               Company and other insurers within the Nationwide
                                                                               Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                              The company is an independent agency personal lines
  America                                                                      underwriter of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                   The company transacts general insurance business
  Florida*                                                                     except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Management       Ohio                                   The company provides management services to Cap Pro
  Services, Inc.                                                               Insurance Agency Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                   The company provides administrative services for the
  LLC                                                                          product sales and distribution channels of Nationwide
                                                                               Mutual Insurance Company and its affiliated and
                                                                               subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                             The company is a special risk, excess and
  Underwriters                                                                 surplus  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                               This is a limited broker-dealer company doing
  Corporation**                                                                business in the deferred compensation market and acts
                                                                               as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity Company   Delaware                               The company provides individual life insurance of
  America**                                                                    products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Ohio                                   The company engages in underwriting life
  Insurance Company**                                                          insurance and  granting, purchasing, and disposing of
                                                                               annuities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Ohio                                   The company provides individual life insurance, group
  Company*                                                                     life and health insurance, fixed and variable annuity
                                                                               products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Pennsylvania                           The company provides individual life insurance and
  Company of America*                                                          group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                               The company insures against personal injury,
  of Delaware*                                                                 disability or death resulting from traveling,
                                                                               sickness or other general accidents, and every type
                                                                               of insurance appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                  The company markets commercial property insurance
                                                                               in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                   The company offers a preferred provider organization
                                                                               and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Maritima Vida E            Brazil                                 The company operates as a licensed insurance company
  Previdencia SA*                                                              in the categories of life and unrestricted private
                                                                               pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Capital, LLC        Ohio                                   The company acts as a private equity fund investing
  (f.k.a. Nationwide Strategic                                                 in companies for investment purposes and to create
  Investment Fund, LLC).                                                       strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                   The company engages in a general insurance and
  Company                                                                      reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                   The company engages in a general insurance and
  Company*                                                                     reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Private Equity Fund, LLC   Ohio                                   The company invests in private equity funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                   The company engages in a general insurance business,
  Insurance Company                                                            except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                               The company is currently inactive.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                           The company is a holding company for non-insurance
  Company*                                                                     subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.*    Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investment.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                               The company markets and administers deferred
  Inc.*                                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                The company provides retirement products, marketing
  Inc. of Alabama                                                              and education and administration to public employees
                                                                               and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                The company markets and administers deferred
  Inc. of Arizona                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                               The company markets and administers deferred
  Inc. of Arkansas                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                The company markets and administers deferred
  Inc. of Montana                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                 The company markets and administers deferred
  Inc. of Nevada                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                             The company markets and administers deferred
  Inc. of New Mexico                                                           compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                   The company provides retirement products, marketing
  Inc. of Ohio                                                                 and education and administration to public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                               The company markets and administers deferred
  Inc. of Oklahoma                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                           The company markets and administers deferred
  Inc. of South Dakota                                                         compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                  The company markets and administers deferred
  Inc. of Texas                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                The company markets and administers deferred
  Inc. of Wyoming                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                          The company markets and administers deferred
  Insurance Agency, Inc.                                                       compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.*          Ohio                                   The company is a registered broker-dealer and
                                                                               provides investment management and administrative
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                   The company performs shared services functions for
  LLC                                                                          the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Z o.o.        Poland                                 The company provides services to Nationwide Global
                                                                               Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                 The company is authorized to engage in the business
  na Zycie S.A.*                                                               of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                          This is a federal savings bank chartered by the
                                                                               Office of Thrift Supervision in the United States
                                                                               Department of the Treasury to exercise custody and
                                                                               fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.*  England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC*       Delaware                               The company invests in financial services companies
                                                                               that specialize in e-commerce and promote
                                                                               distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund      Delaware                               The company owns and manages contributed securities
  I, LLC                                                                       in  order to achieve long-term capital appreciation
                                                                               from thecontributed securities and through
                                                                               investments in a portfolio of other equity
                                                                               investments in financial service and other related
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NF Reinsurance Ltd.*                  Bermuda                                The company serves as a captive reinsurer for
                                                                               Nationwide Life Insurance Company's universal life,
                                                                               term life and annuity business.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                               The company acts primarily as a holding company for
                                                                               Nationwide Financial Services, Inc.'s distribution
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                The company buys and sells investment securities for
                                                                               its own account in order to enhance the investment
                                                                               returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S.a.r.L.*              Luxembourg                             The company acts primarily as a holding company
                                                                               for the European operations of Nationwide
                                                                               Global Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands B.V.                  Netherlands                            The company acts as a holding company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.*                         United Kingdom                         The company functions as a support company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital LLC               Delaware                               The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife*                          Luxembourg                             The company provides individual life insurance,
                                                                               primarily in the United Kingdom, Belgium and
                                                                               France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                              The company provides pension plan administration and
                                                                               record keeping services, and pension plan and
                                                                               compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                   This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                               The company serves as a general partner in certain
                                                                               real estate limited partnerships invested in by
                                                                               Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                  The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Insurance
                                                                               Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.*         Bermuda                                The company is a captive insurer and writes first
                                                                               dollar insurance policies in workers' compensation,
                                                                               general liability and automobile liability for
                                                                               its affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                               The company is an investment advisor and a broker
                                                                               dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                   The company is an investment-banking firm that
                                                                               provides specialist advisory services and innovative
                                                                               financial solutions to public and private companies
                                                                               internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                   The company is engaged in a general insurance
                                                                               business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                   The company primarily provides excess and surplus
                                                                               lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                The company provides excess and surplus lines
  Company                                                                      coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corporation      Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Advisory Services Corporation     California                             The company is an investment advisor.
  (d.b.a. TBG Advisors)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                             The company holds an investment in a leased airplane
                                                                               and maintains an operating agreement with Flight
                                                                               Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                             The corporation provides life insurance and
                                                                               individual executive estate planning.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial Acquisition             Delaware                               The company was formed in order to redomesticate TBG
  Corporation (n.k.a. TBG Insurance                                            Insurance Services Corporation from California to
  Services Corporation)*                                                       Delaware. On December 23, 2004, TBG Insurance
                                                                               Services Corporation was merged into TBG Financial
                                                                               Acquisition Corporation. The name was changed to
                                                                               "TBG Insurance Services Corporation" on the same day.
                                                                               The company markets and administers executive benefit
                                                                               plans.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance             California                             The company consults with corporate clients and
  Services Corporation*                                                        financial institutions on the development and
                                                                               implementation of proprietary and/or private
                                                                               placement insurance products for the financing of
                                                                               executive benefit programs and individual executive's
                                                                               estate planning requirements. As a broker dealer,
                                                                               TBG Financial & Insurance Services Corporation
                                                                               provides access to institutional insurance investment
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance Services    Hawaii                                 The corporation consults with corporate clients and
  Corporation of Hawaii                                                        financial institutions on the development and
                                                                               implementation of proprietary, private placement and
                                                                               institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.*        Delaware                               The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Companies, Inc.            Texas                                  The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Company                    Texas                                  The company is a third-party administrator providing
                                                                               record-keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc. (d.b.a.       Michigan                               The company is an insurance agency that primarily
  Arlans Agency)                                                               sells non-standard automobile insurance for Titan
                                                                               Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                 The company is an insurance agency that operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                           The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                           an employee agent "storefront" for Titan Indemnity
                                                                               Company in Pennsylvania.  The company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                             The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                               The company is an insurance agency and operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                  The company acts as a holding company specifically
                                                                               for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                  The company is a multi-line insurance company and
                                                                               is operating primarily as a property and casualty
                                                                               insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                               This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                  The company is a Texas grandfathered managing general
                                                                               agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                  The company is licensed as an insurance agency that
  Inc.                                                                         operates as an employee agent "call center" for Titan
                                                                               Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  VertBoise, SA*                        Luxembourg                             The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company*     California                             The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.*        California                             The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                               The company acts as a holding company specifically
                                                                               for corporate employees of the Victoria group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                   The company is an insurance agency that acts as a
                                                                               broker for independent agents appointed with the
                                                                               Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance          Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                             The company operates as a nationwide pet registry
                                                                               service for holders of Veterinary Pet Insurance
                                                                               policies, including pet indemnification and lost pet
                                                                               recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                           The company provides administrative services to
  Services, Inc.                                                               Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                The company underwrites excess and surplus lines
  Company                                                                      of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  W.H.I. of New York, Inc.              New York                               The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Indemnity
                                                                               Company in New York.  This company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                  The company acts as a holding company for the Titan
                                                                               group of agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance Agency of         Texas                                  The company is a Texas licensed insurance agency.
  Texas, Inc.                                                                  The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc. (d.b.a.    Indiana                                The company is an insurance agency and operates as an
  Titan Auto Insurance of Indiana)                                             employee agent "storefront" for Titan Indemnity
                                                                               Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida (d.b.a. Titan Auto    Florida                                The company is an insurance agency and operates as an
  Insurance)                                                                   employee agent "storefront" for Titan Indemnity
                                                                               Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                             The company specializes in the analysis and funding
  Inc.                                                                         of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-G                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-7                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  94,992    |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-100%            |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |                                  |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |                                  |   |            (SIC)             |        |   |                             |
    |                                  |   |                              |        |   | Common Stock:  50,000       |
    |                                  |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |                                  |   | ------------- Shares         |        |   |                             |
    |                                  |   |                              |        |   |                             |
    |                                  |   | Casualty-100%                |        |   | Casualty-100%               |
    |                                  |   |         (See Page 2)         |        |   -------------------------------
    |                                  |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |  --------------------------------         |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |  |            ALLIED            |         |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |  |          GROUP, INC.         |         |   |        (NW INDEMNITY)       |
    |   |                          |   |  |            (AGI)             |         |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |  |                              |         |___| -------------  Shares       |
    |   | -------------            |   |__| Common Stock: 850 Shares     |         |   |                             |
    |   |                          |   |  | -------------                |         |   |                             |
    |   | Casualty-100%            |   |  |                              |         |   | Casualty-100%               |
    |   ----------------------------   |  | Casualty-100%                |         |   -------------------------------
    |                                  |  |         (See Page 2)         |         |
    |   ----------------------------   |  |                              |         |
    |   |   NATIONWIDE AFFINITY    |   |  --------------------------------         |   -------------------------------
    |   |    INSURANCE COMPANY     |   |                                           |   |           LONE STAR         |
    |   |        OF AMERICA        |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Common Stock: 500,000    |___|   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   | ------------- Shares     |   |   |                              |        |___| -------------  Shares       |
    |   |                          |   |___| Common Stock: 1,050          |        |   |                             |
    |   | Casualty-100%            |   |   | ------------- Shares         |        |   |                             |
    |   ----------------------------   |   |                              |        |   | Casualty-100%               |
    |                                  |   | Casualty-21.9%               |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |                 ||
    |   |     NEWHOUSE CAPITAL     |   |                                           |                 ||
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   -------------------------------
    |   |                          |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   | Casualty-70%             |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |                          |   |   |                              |        |   |            COMPANY          |
    |   | GGV-19%                  |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   | Fire-10%                 |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |                          |   |   --------------------------------        |   |                             |
    |   |     NATIONWIDE LLOYDS    |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |                          |___|   |      COMPANY OF FLORIDA      |        |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   -------------------------------
    |   |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
    |   |                          |   |   |                              |        |   |                             |
    |   ----------------------------   |   | Casualty-100%                |        |   | Single Member Limited       |
    |                                  |   |                              |        |---| Liability Company           |
    |   ----------------------------   |   --------------------------------        |   |                             |
    |   |       THI HOLDINGS       |   |                                           |   | Casualty-100%               |
    |   |      DELAWARE, INC.      |   |   --------------------------------        |   -------------------------------
    |   |          (THI)           |   |   |      NATIONWIDE CREDIT       |        |
    |   |                          |   |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
        | Common Stock: 100 Shares |   |___|           COMPANY            |        |   |       AMERICAN MARINE       |
        |                          |   |   |                              |        |   |      UNDERWRITERS, INC.     |
        | Casualty-100%            |   |   |    Casualty-100%             |        |   |                             |
        |                          |   |   |                              |        |   | Common Stock:  20 Shares    |
        | (See page 3)             |   |   --------------------------------        |___| -------------               |
        ----------------------------   |                                               |                             |
                                       |                                               | Casualty-100%               |
                                       |   --------------------------------            |                             |
                                       |   |                              |            -------------------------------
                                       |   |        BLUESPARK, LLC        |
                                       |---|                              |
                                       |   |    Casualty-100%             |
        ----------------------------   |   |                              |
        |   NATIONWIDE ATLANTIC    |   |   --------------------------------
        |    INSURANCE COMPANY     |   |
        |                          |___|
        | Casualty-100%            |
        |                          |
        ----------------------------


                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  --------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------  Shares        |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   |                              |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,033 Shares |  |  --------------------------------
                   |   |                              |    |   | -------------                |  |  |                              |
                   |   |                              |    |   |                              |  |  |          NATIONWIDE          |
                   |   | Casualty-90%                 |    |   | Casualty-16.5%               |  |  |        PRIVATE EQUITY        |
                   |   |                              |    |___| Fire-16.5%                   |__|--|          FUND, LLC           |
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|     |                              |
                   |                                       |   | ----------------             |     | Casualty-100%                |
                   |   --------------------------------    |   |                              |     |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |     --------------------------------
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY, LLC         | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |           NATIONWIDE         |
                   |___|     Single Member Limited    |    |   |       MUTUAL CAPITAL,LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                March 31, 2005

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                  |                                               |
                  |                                               |
                  |                                               |
    -----------------------------                   ----------------------------
    |        NATIONWIDE         |                   |            AMCO          |
    |    ADVANTAGE MORTGAGE     |                   |     INSURANCE COMPANY    |
    |      COMPANY (NAMC)       |                   |           (AMCO)         |
    |                           |                ___|                          |
    |Common Stock: 333,837      |               |   | Common Stock:  300,000   |
    |------------  Shares       |               |   | -------------  Shares    |
    |                           |               |   |                          |
    |AGI-70.09%                 |               |   | AGI-100%                 |
    |AMCO-17.21%                |               |   ----------------------------
    |Allied P&C-8.47%           |               |
    |Depositors-4.23%           |               |   ----------------------------
    -----------------------------               |   |          ALLIED          |
                 |                              |   |      GENERAL AGENCY      |
                 |                              |   |         COMPANY          |
                 |                              |___|                          |
    -----------------------------               |   | Common Stock:  5,000     |
    |           AGMC            |               |   | -------------  Shares    |
    |     REINSURANCE, LTD.     |               |   |                          |
    |                           |               |   | AMCO-100%                |
    | Common Stock:  11,000     |               |   ----------------------------
    | -------------  Shares     |               |
    |                           |               |   ----------------------------
    | NAMC-100%                 |               |   |                          |
    -----------------------------               |   |       ALLIED TEXAS       |
                                                |   |       AGENCY, INC.       |
                                                |___|                          |
                                                |   |                          |
                                                |   | AMCO-100%                |
                                                |   |                          |
                                                |   |                          |
                                                |   ----------------------------
                                                |
                                                |   ----------------------------   ----------------------------
                                                |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
                                                |   |           AGENCY         |   |       SERVICES, INC.     |
                                                |   |                          |   |                          |
                                                |___| Common Stock:  1,000     |___| Common Stock:  100       |
                                                    | -------------  Shares    |   | -------------  Shares    |
                                                    |                          |   |                          |
                                                    | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-60.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2005


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:           100 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |Casualty-100%                     |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line

                                        March 31, 2005

_______________________________________________________________________________
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|   ---------------------------------       --------------------------------- |
|   |    NATIONWIDE TOWARZYSTWO     |       |     NGH LUXEMBOURG S.a.r.L    | |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |          (LUX SA)             | |
|   |                               |       |                               | |
|   |Common Stock: 17,400,000 Shares|    ___|Common Stock:   225,739 Shares |_|
|   |------------                   |   |   |------------                   | |
|   |                               |   |   |NGH-64.27%                     | |
|   |NGH-100%                       |   |   |NETHER-35.73%                  | |
|   ---------------------------------   |   --------------------------------- |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |                               |   |   |         NGH UK, LTD.          | |
|   |          NATIONWIDE           |   |   |                               | |
|   |      FINANCIAL SP. Z O.O.     |   |   |                               | |
|___|                               |   |   |                               | |
|   |Common Stock: 25,700 Shares    |   |___|                               | |-
|   |------------                   |   |   |                               | |
|   |                               |   |   |                               | |
|   |                               |   |   |LUX SA-100%                    | |
|   |NGH-100%                       |   |   --------------------------------- |
|   ---------------------------------   |                                     |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |      SIAM AR-NA-KHET          |   |   |   GRUPO VIDA PARTICIPACOES    | |
|   |     COMPANY LTD. (SIAM)       |   |   |          LTDA (GRUPO)         | |
|---|                               |   |   |                               | |
    |                               |   |___|                               | |
    |                               |   |   |                               |_|
    |                               |   |   |                               | |
    |NGH-48.99%                     |   |   |                               | |
    ---------------------------------   |   |                               | |
                                        |   |LUX SA-99.99%                  | |
     ---------------------------------  |   |NGH-.01%                       | |-
     |     PANEUROLIFE (PEL)         |  |   --------------------------------- |
     |                               |  |                   |                 |
     |Common Stock:  1,300,000 Shares|  |                   |                 |
     |------------                   |  |   --------------------------------- |
     |                               |__|   |  NATIONWIDE MARITIMA VIDA e   | |
     |                               |  |___|       PREVIDENCIA SA          | |
     |LUX SA-99.99%                  |  |   |                               | |
     |NGH-.01%                       |  |   |Common Stock:  1,121,362,977   | |
     ---------------------------------  |   |------------   Shares          | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |LUX SA-.000003%                | |
     ---------------------------------  |   |NGH BRASIL-99.45%              | |-
     |      VERTBOIS, SA             |  |   --------------------------------- |
     |                               |  |                                     |
     |                               |  |                                     |
     |                               |  |   --------------------------------- |
     |                               |  |   |       EUROPEWIDE LIFE SA      | |
     |                               |  |   |             (EURO)            | |
     |                               |  |   |                               | |
     |                               |  |   |                               | |
     | PEL-99.99%                    |  |   |                               |_|
     | LUX SA-.01%                   |  |___|                               | |
     ---------------------------------  |   |                               | |
                                        |   |LUX SA-99.99%                  | |
                                        |   |NGH-.01%                       | |
                                        |   --------------------------------- |
                                        |                                     |
                                        |                                     |
                                        |                                     |
                                        |                                     |
     ---------------------------------  |   --------------------------------- |
     |    NATIONWIDE GLOBAL          |  |   |    EUROPEWIDE FINANCIAL SA    | |
     |      SERVICES EIG             |  |   |          (EURO FIN)           | |
     |                               |  |   |                               | |
     |                               |  |___|                               |_|
     |PEL-25%                        |      |                               |
     |EURO FIN-25%                   |      |                               |
     |EURO-25%                       |______|LUX SA-99.99%                  |
     |BRANCH-25%                     |______|NGH-.01%                       |
     ---------------------------------      ---------------------------------


                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:  7,000,000 Shares|             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |           (NETHER)            |
       |___|                               |
       |   |NW Corp.-99.84%                |
       |   |--------                       |
       |   |                               |
       |   |NGH-.16%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:     24,906 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------


_____________________________________________________________________________________________
               |                                   |                                         |
               |                                   |                                         |
 ---------------------------------   ------------------------------         ---------------------------------
 |      GARTMORE GLOBAL ASSET    |   |   FINANCIAL SETTLEMENT     |         |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |   |   SERVICES AGENCY, INC.    |         |      & COMPANY (GATES)        |
 |             (GGAMT)           |   |                            |         |                               |
 |                               |   |Common Stock:  1,500 Shares |    _____|Common Stock:        254 Shares|
 |                               |   |------------                |    |    |------------                   |
 |                               |   |                            |    |    |                               |
 |NW Corp-100%                   |   |                            |    |    |                               |
 |           (See Page 7)        |   |NW Corp.-100%               |    |    |NW Corp.-100%                  |
 ---------------------------------   ------------------------------    |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |    MEDPROSOLUTIONS, INC.      |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |____|                               |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |    COMPANY OF NEW YORK, INC.  |
                                                                       |    |                               |
                                                                       |____|Common Stock:       3 Shares   |
                                                                       |    |------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |       COMPANY OF NEVADA       |
                                                                       |    |                               |
                                                                       |    |Common Stock:         40 Shares|
                                                                       |____|------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATESMCDONALD          |
                                                                       |    |      HEALTH PLUS, INC.        |
                                                                       |    |                               |
                                                                       |____|Common Stock:        200 Shares|
                                                                            |------------                   |
                                                                            |                               |
                                                                            |Gates-100%                     |
                                                                            ---------------------------------

                                                                      Subsidiary Companies      -- Solid Line
                                                                      Contractual Association   -- Double Line
                                                                      Limited Liability Company -- Dotted Line

                                                                      March 31, 2005

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |        SERVICES CORP.      |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |                            |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   | Preferred Stock           |
|  |                            | |  |                                | |   | ---------------           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-100%                  |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVIATION, LLC     | |  ---------------------------------- |   | CAPITAL PRO HOLDING, INC. |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |        (CAP PRO)          |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TBG-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |                                                       |
|  ------------------------------ |  ----------------------------------     -----------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |     |    CAPITAL PROFESSIONAL   |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |     |      ADVISORS, INC.       |
|  |                            | |  |                                |     |          (CPAI)           |
|__|                            | |__| Common Stock: 5,000 Shares     |  ___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |TBG-100%                    | |  | NW Life-100%                   | |   | CAP PRO-100%              |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |  ---------------------------------- |   |     CAP PRO INSURANCE     |
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      | |   |    AGENCY SERVICES, INC.  |
|__|                            | |__|       ASSIGNMENT COMPANY       | |   |                           |
|  |                            | |  |                                | |___|                           |
|  |                            | |  | NW LIFE-100%                   | |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|  |TBG-100%                    | |  ---------------------------------- |   | CPAI-100%                 |
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     | |   -----------------------------
|                                 |  |                                | |
|  ------------------------------ |  | Units:                         | |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |__| -----                          | |   |     CAP PRO BROKERAGE     |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  | |   |       SERVICES, INC.      |
|  |         OF HAWAII          | |  | Casualty-2.4%                  | |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |                                     |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |  |    NATIONWIDE COMMUNITY        | |   |                           |
|  |TBG-100%                    | |  |   DEVELOPMENT CORP., LLC       | |   | CPAI-100%                 |
|  ------------------------------ |  |                                | |   -----------------------------
|                                 |--| Units:                         | |
|  ------------------------------ |  | -----                          | |   -----------------------------
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    | |   |      CAP PRO ADVISORY     |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               | |   |       SERVICES , INC.     |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |  |     NATIONWIDE AFFORDABLE      |     |                           |
|  |                            | |  |         HOUSING, LLC           |     |                           |
|  |TBG-100%                    | |--|                                |     | CPAI-100%                 |
|  ------------------------------ |  | NW Life-45%                    |     -----------------------------
|                                 |  | NW Indemnity-45%               |
|                                 |  ----------------------------------
|  ------------------------------ |
|  |        TBG ADVISORY        | |
|  |    SERVICES CORPORATION    | |
|  |                            | |
|__|                            | |
   |                            | |
   |                            | |
   |                            | |
   |TBG-100%                    | |
   ------------------------------ |
                                  |
   ------------------------------ |  ----------------------------------   ----------------------------------
   |      TEAMSTAFF,INC.        | |  |    LIFE REO HOLDINGS LLC       |   |        GARDINER POINT          |
   |                            | |  |            (REO)               |   |        HOSPITALITY LLC         |
   |                            | |  |                                |   |                                |
   |                            |-|--|                                |---|                                |
   | Common Stock: 15,710,000   |    |                                |   |                                |
   | ------------  Shares       |    |                                |   |                                |
   |                            |    |                                |   |                                |
   |NW Life-14%                 |    | NW LIFE-100%                   |   | REO-100%                       |
   ------------------------------    ----------------------------------   ----------------------------------


                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
___________________________________________________________________________________________________________________________________
             |                                |                                |                                   |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
|  REGISTERED INVESTMENT  |    |     NATIONWIDE TRUST      |      |   NFS DISTRIBUTORS, INC. |    |    NATIONWIDE FINANCIAL       |
| ADVISORS SERVICES, INC. |    |       COMPANY, FSB        |      |          (NFSDI)         |    |  SERVICES CAPITAL TRUST II    |
|                         |    |                           |      |                          |    |                               |
|                         |    | Common Stock: 2,800,000   |      |                          |    |                               |
|                         |    | ------------  Shares      |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
| NFS-100%                |    | NFS-100%                  |      |  NFS-100%                |    | NFS-100%                      |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                                                         |
    --------------------------------- |                                                                         |
    |    FINANCIAL HORIZONS         | |                                                                         |
    |    DISTRIBUTORS AGENCY        | |                                                                         |
    |     OF ALABAMA, INC.          | |                                                                         |
    |                               |_|                                                                         |
    | Common Stock: 10,000 Shares   | |                                                                         |
    | ------------                  | |                                                                         |
    |                               | |                                                                         |
    |                               | |                                                                         |
    | NFIDAI-100%                   | |                                                                         |
    --------------------------------- |                                                                         |
                                      |                                                                         |
                                      |   -----------------------------      --------------------------------   |
                                      |   |                           |      |      401(k) INVESTMENT       |   |
                                      |   |                           |      |      SERVICES, INC.          |   |
                                      |   |    FINANCIAL HORIZONS     |      |                              |   |
                                      |___|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
                                      |___|   AGENCY OF OHIO, INC     |      |-------------                 |   |
                                      |   |                           |      |                              |   |
                                      |   | NFIDAI-100%               |      |401(k)-100%                   |   |
                                      |   -----------------------------      --------------------------------   |
                                      |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |   |                           |      |      401(k) INVESTMENT       |   |
    |  INSTITUTION DISTRIBUTORS     | |   |                           |      |       ADVISORS, INC.         |   |
    |INSURANCE AGENCY, INC. OF MASS.| |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 100 Shares      |_|___|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  | |___|   AGENCY OF TEXAS, INC    |      |-------------                 |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |                                      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |                                      |    THE 401(k) COMPANY        |   |
    |  INSTITUTION DISTRIBUTORS     | |                                      |                              |   |
    | AGENCY, INC. OF NEW MEXICO    | |                                      |Common Stock: 855,000 Shares  |   |
    | Common Stock: 100 Shares      |_|                                      |-------------                 |___|
    | ------------                  |                                        |                              |
    |                               |                                        |                              |
    | NFIDAI-100%                   |                                        |401(k)-100%                   |
    ---------------------------------                                        --------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                 |                 |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |  |  |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |  |  |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |  |  |            (NFSB)            |
                       | ------------                 |   |   |                           |  |  | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |  |  |                              |
                       |                              |   |   |                           |  |  |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|  |  | NFS-100%                     |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                                                          |                                  |                  |
 _______________________________________                  |                                  |                  |
                                       |                  |                                  |                  |
                        --------------------------------  |   -----------------------------  |   --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |  |   |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |  |   |                              |
                        |                              |  |   |                           |  |   | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |  |   | ------------                 |
                        | -------------                |      |                           |  |   |                              |
                        |                              |      |                           |  |   |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |  |   | NFSB-100%                    |
                        --------------------------------     -----------------------------   |   --------------------------------
                                    |                                                        |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   | NF REINSURANCE, LTD.         |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |                              |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   | Common Stock: 250,000 Shares |
   |         ALABAMA              | | |        NEW MEXICO         |                          |-- | ------------                 |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|                          |   |                              |
   | ------------                 | | | ------------              |                          |   |                              |
   |                              | | |                           |                          |   | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                          |   --------------------------------
   -------------------------------- | -----------------------------                          |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   |     NATIONWIDE INSURANCE     |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |   MANAGEMENT SERVICES, INC.  |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   |                              |
   |         ARIZONA              | | |        SO. DAKOTA         |                          |-- |                              |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|                              |                              |
   | ------------                 | | | ------------              |                              |                              |
   |                              | | |                           |                              | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                              --------------------------------
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2005

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGL - 100%                |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGL - 79%                 |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
 ---------------------------   |  |   NATIONWIDE UK HOLDING   |  |
|GARTMORE RIVERVIEW II, LLC |  |  |       COMPANY, LTD.       |  |
|        (RIVER II)         |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
| RIG - 100%                |  |  | GGL - 100%                |  |
 ---------------------------   |   ---------------------------   |
              |                |                |                |
              |                |   ---------------------------   |
              |                |  |     ASSET MANAGEMENT      |  |
 ---------------------------   |  |       HOLDINGS PLC        |  |
|  GARTMORE RIVERVIEW, LLC  |  | _|         (AMH)             |  |
|         (RIVER)           |  || |                           |  |
|                           |  || |                           |  |
|                           |  || | NUKHCL - 100%             |  |
|                           |  ||  ---------------------------   |
| RIVER II-100%             |  ||               |                |
 ---------------------------   ||  ---------------------------   |
              |                || |    GARTMORE INVESTMENT    |  |
              |                || |       MANAGEMENT PLC      |  |
              |                ||_|           (GGI)           |__|__
 ---------------------------   |  |                           |  |
|     GARTMORE RIVERVIEW    |  |  | AMH - 99.99%              |  |
|       POLYPHONY, LLC      |  |  | GNL - .01%                |  |
|                           |  |   ---------------------------   |
|                           |  |                                 |
| River - .04%              |  |                                 |
| Casualty - 80.14%         |  |                                 |
| Fire - 19.82%             |  |                                 |
 ---------------------------   |                                 |
                               |                                 |
                               |                                 |
                               |                                 |__
                               |
                               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGI)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    ---------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD.  |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)            |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                           |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                           |
  |  |                          |  |  |                          | |   | GIM - 99.9%               |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%                |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    ---------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    ---------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN       |
  |  |                          |  |  |                          | |   |         LIMITED           |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                           |
  |  |       SERVICES GMBH      |  |  |                          | |   |                           |
  |__|                          |  |  |                          | |   |                           |
  |  |                          |  |  |                          | |   | GIL - 100%                |
  |  |                          |  |  | GFM - 100%               | |   |                           |
  |  | GISL - 100%              |  |  |                          | |    ---------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    ---------------------------
  |   --------------------------   |   --------------------------  |   |   *GARTMORE 1990 LTD.     |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                           |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                           |
  |__|         (GFMI)           |  |__|                          | |   |                           |
     |                          |     |                          | |   | GIM - 50%                 |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                 |
     | GSL - .01%               |     | GSL - 1%                 | |    ---------------------------
      --------------------------       --------------------------  |
                    |                                              |    ---------------------------
      --------------------------                                   |   |  *GARTMORE INDOSUEZ UK    |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD. |
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)      |
      |                          |                                 |   |                           |
      | GFMI - 94%               |                                 |   | GIM - 50%                 |
      | GSL - 3%                 |                                 |   | GNL - 50%                 |
      | GIM - 3%                 |                                 |    ---------------------------
       --------------------------                                  |
                                                                   |    ---------------------------
      --------------------------                                   |   |*GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)      |
     |     GARTMORE NO. 1       |                                  |___|                           |
     |  GENERAL PARTNER, LTD.   |                                      |                           |
_____|                          |                                      | GIM - 50%                 |
     |                          |                                      | GSL - 50%                 |
     |                          |                                       ---------------------------
     | GIM - 100%               |                                   *In Members Voluntary Liquidation
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------


          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.01%              |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)
                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGL-100%                          |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGL-100%                          |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                     |                               |
                                     | GEM-65%                       |
                                     ---------------------------------


                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE SPECIAL       |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   |                                  |
                                   |                            |   |                      |   | GGIMGT-10%(common units)         |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGV-75%(preferred units)         |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      March 31, 2005

Item 27.      Number of Contract Owners

              The number of contract owners of Qualified and Non-Qualified Contracts as of February 14, 2005 was 122,275 and 94,336 respectively.


Item 28.      INDEMNIFICATION
              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


(a)(1) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

        Multi-Flex Variable Account                              Nationwide VL Separate Account-C
        Nationwide Variable Account                              Nationwide VL Separate Account-D
        Nationwide Variable Account-II                           Nationwide VL Separate Account-G
        Nationwide Variable Account-4                            Nationwide VLI Separate Account-2
        Nationwide Variable Account-5                            Nationwide VLI Separate Account-3
        Nationwide Variable Account-6                            Nationwide VLI Separate Account-4
        Nationwide Variable Account-7                            Nationwide VLI Separate Account-5
        Nationwide Variable Account-8                            Nationwide VLI Separate Account-6
        Nationwide Variable Account-9                            Nationwide VLI Separate Account-7
        Nationwide Variable Account-10
        Nationwide Variable Account-11
        Nationwide Variable Account-13
        Nationwide Variable Account-14
        Nationwide VA Separate Account-A
        Nationwide VA Separate Account-B
        Nationwide VA Separate Account-C


(a)(2) Security Distributors, Inc. ("SDI"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

         Nationwide Multi-Flex Variable Account
         Nationwide Variable Account-9

         SDI also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:

         SBL Variable Annuity Account I
         SBL Variable Annuity Account III
         SBL Variable Annuity Account IV
         SBL Variable Life Insurance Account Varilife
         Security Varilife Separate Account
         SBL Variable Annuity Account VIII
         Variable Annuity Account XI

         Variable Annuity Account XIV
         Variable Annuity Account XVII
         Parkstone Variable Annuity Separate Account
         T. Rowe Price Variable Annuity Account

         And of First Security Benefit Life Insurance and Annuity Company of New York:

         Variable Annuity Account A
         Variable Annuity Account B

         SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, an affiliate of Security Benefit Life Insurance Company, acts as investment adviser:

         Security Equity Fund
         Security Income Fund
         Security Large Cap Value Fund
         Security Municipal Bond Fund
         SBL Fund
         Security Mid Cap Growth Fund

(a)(3) Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

         Nationwide Variable Account-9
         Nationwide Variable Account-12
         Nationwide VA Separate Account-D
         Nationwide VLI Separate Account-5

         Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:


         Waddell & Reed Advisors Asset Strategy Fund, Inc. Waddell & Reed Advisors Cash Management, Inc.
         Waddell & Reed Advisors Continental Income Fund, Inc. Waddell & Reed Fixed Income Funds, Inc.
           Waddell & Reed Government Securities Fund
           Waddell & Reed Limited Term Bond Fund
         Waddell & Reed Advisors Funds, Inc.
           Waddell & Reed Advisors Accumulative Fund
           Waddell & Reed Advisors Bond Fund
           Waddell & Reed Advisors Core Investment Fund
           Waddell & Reed Advisors Science and Technology Fund Waddell & Reed Advisors Global Bond Fund, Inc.
         Waddell & Reed Advisors High Income Fund, Inc.
         Waddell & Reed Advisors International Growth Fund, Inc. Waddell & Reed Advisors Municipal Bond Fund, Inc. Waddell & Reed Advisors Municipal High Income Fund, Inc. Waddell & Reed Advisors New Concepts Fund, Inc.
         Waddell & Reed Advisors Retirement Shares, Inc.
         Waddell & Reed Advisors Select Funds, Inc.
           Waddell & Reed Advisors Dividend Income Fund
           Waddell & Reed Advisors Value Fund
         Waddell & Reed Advisors Small Cap Fund, Inc.
         Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. Waddell & Reed Advisors Vanguard Fund, Inc.
         Waddell & Reed InvestEd Portfolios, Inc.
         W&R Target Funds, Inc.
           Asset Strategy Portfolio
           Balanced Portfolio
           Bond Portfolio
           Core Equity Portfolio
           Dividend Income Portfolio
           Global Natural Resources Portfolio
           Growth Portfolio
           High Income Portfolio

           International Growth Portfolio
           International Value Portfolio
           Limited-Term Bond Portfolio
           Micro Cap Growth Portfolio
           Mid Cap Growth Portfolio
           Money Market Portfolio
           Mortgage Securities Portfolio
           Real Estate Securities Portfolio
           Science and Technology Portfolio
           Small Cap Growth Portfolio
           Small Cap Value Portfolio
           Value Portfolio


(b)(1)   DIRECTORS AND OFFICERS OF NISC:


         Mark D. Phelan, Chairman of the Board
         Rhodes B. Baker, Director and President
         William G. Goslee, Jr., Senior Vice President
         M. Eileen Kennedy, Director and Senior Vice President and Treasurer Thomas E. Barnes, Vice President and Secretary

         The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
         One Nationwide Plaza, Columbus, Ohio 43215


(b)(2)   DIRECTORS AND OFFICERS OF SDI:


         Gregory J. Garvin, President and Director
         James R. Schmank, Director
         Tamara L. Brownfield, Treasurer
         Amy J. Lee, Secretary
         Brenda M. Harwood, Vice President and Director
         Frank Memmo, Director
         Richard J. Wells, Director

         SDI's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001. Directors and Officers of SDI:


(b)(3) DIRECTORS AND OFFICERS OF WADDELL & REED, INC.:


         Thomas W. Butch, Chairman of the Board, Director, President and Chief
           Marketing Officer
         Keith A. Tucker, Director
         Henry J. Hermann, Director
         Steven E. Anderson, Senior Executive Vice President and National Sales
            Manager
         Bradley D. Hofmeister, Executive Vice President and Associate National
            Sales Manager
         Daniel C. Schulte, Senior Vice President and General Counsel
         Michael D. Strohm, Director, Chief Operations Officer and Chief
            Executive Officer
         Mark A. Schieber, Vice President, Principal Accounting Officer, and
            Principal Financial Officer
         Wendy J. Hills, Secretary
         Brent K. Bloss, Vice President and Treasurer

         The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202.


(c)(1)

         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                        DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                                        COMMISSIONS              ANNUITIZATION
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Nationwide Investment          N/A                      N/A                     N/A                N/A
         Services Corporation
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------

(c)(2)

         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         NAME OF PRINCIPAL              NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
         UNDERWRITER                    DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                                        COMMISSIONS              ANNUITIZATION
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Security Distributors, Inc.    N/A                      N/A                     N/A                N/A
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------

(c)(3)
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                        DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                            COMMISSIONS ANNUITIZATION
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Waddell & Reed, Inc.           N/A                      N/A                     N/A                N/A
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------



Item 30.      LOCATION OF ACCOUNTS AND RECORDS


              M. Eileen Kennedy
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215


Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-9:


We consent to the use of our reports for Nationwide Variable Account-9 dated March 4, 2005 and for Nationwide Life Insurance Company and subsidiaries dated March 1, 2005, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 333-28995). Our report for Nationwide Life Insurance Company and subsidiaries refers to the adoption of the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Separate Accounts in 2004.




KPMG LLP

Columbus, Ohio
April 25, 2005

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 1st day of June, 2005.



                NATIONWIDE VARIABLE ACCOUNT-9
---------------------------------------------------------------
                     (Registrant)

             NATIONWIDE LIFE INSURANCE COMPANY
---------------------------------------------------------------
                       (Depositor)


                   By /s/ JAMIE RUFF CASTO
---------------------------------------------------------------
                      Jamie Ruff Casto



As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 1st day of June, 2005.


W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Chairman of the Board and President

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

KEITH W. ECKEL
-------------------------------------------------------------------------
Keith W. Eckel, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

MARTHA JAMES MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha James Miller de Lombera, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director

                                                                                         By /s/ JAMIE RUFF CASTO
                                                                          ------------------------------------------------------
                                                                                            Jamie Ruff Casto
                                                                                            Attorney-in-Fact
